Filed with the Securities and Exchange Commission on April 22, 2020.

Registration No. 333-103199

Registration No. 811-04335

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 171	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT FP

of

AXA EQUITABLE LIFE INSURANCE COMPANY

(Exact Name of Registrant)

AXA EQUITABLE LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On ( ) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered

Units of interest in Separate Account FP.

NOTE

This Post-Effective Amendment No. 43 (“PEA”) to the Form N-6 Registration Statement No. 333-103199 (“Registration Statement”) of AXA Equitable Life Insurance Company (“AXA Equitable”) and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, Supplements and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-6. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2020 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes, mergers and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Name		New Name
AXA Equitable Life Insurance Company	will change its name to	Equitable Financial Life Insurance Company
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

TRUST AND VARIABLE INVESTMENT OPTION NAME CHANGES. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Existing Name		New Name
AXA Premier VIP Trust	will change its name to	EQ Premier VIP Trust
Charter Multi-Sector Bond	will change its name to	EQ/Core Plus Bond
EQ/Oppenheimer Global	will change its name to	EQ/Invesco Global
All Asset Growth-Alt 20	will change its name to	EQ/All Asset Growth Allocation
EQ/Capital Guardian Research	will change its name to	EQ/Capital Group Research
EQ/MFS International Value	will change its name to	EQ/MFS International Intrinsic Value

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

UNDERLYING FUND PORTFOLIO AND VARIABLE INVESTMENT OPTION MERGERS. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 8, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Aggressive Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate Growth	will be merged into	EQ/All Asset Growth Allocation
Multimanager Mid Cap Growth	will be merged into	EQ/Janus Enterprise
EQ/UBS Growth and Income	will be merged into	EQ/Capital Guardian Research
EQ/Franklin Templeton Allocation Managed Volatility	will be merged into	EQ/Aggressive Growth Strategy
EQ/MFS Technology II	will be merged into	EQ/MFS Technology

Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Conservative	will be merged into	EQ/Conservative Allocation
Charter Small Cap Growth	will be merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	will be merged into	1290 VT Small Cap Value
Multimanager Mid Cap Value	will be merged into	EQ/American Century Mid Cap Value
EQ/Templeton Global Equity Managed Volatility	will be merged into	1290 VT SmartBeta Equity

Until each merger occurs, the variable investment option that invests in the underlying portfolio being acquired will be available for investment. Once each merger occurs, the variable investment option that invests in the underlying portfolio that was acquired will no longer be available for investment. For some period of time after each merger occurs, you may still receive correspondence or documents using the corresponding acquired fund name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 8, 2020:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Aggressive Growth Strategy	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series
EQ/MFS Technology	will be added to	Champion 2000; COLI Institutional Series; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Special Offer Policy; Survivorship Incentive Lifesm Legacy

Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
1290 VT Small Cap Value	will be added to	300+ Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (Equitable Financial Life Insurance Company of America “EFLOA”); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Momentumsm; Momentumsm Plus; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Investment Account®; Special Offer Policy; Survivorship Incentive LifeSM Legacy
1290 VT SmartBeta Equity	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; American Dental Association; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

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Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/American Century Mid Cap Value	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 900); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® Vantagesm Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education; Momentumsm; Momentumsm Plus
EQ/Conservative Allocation	will be added to	Investment Edge® 15.0
EQ/Morgan Stanley Small Cap Growth	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Investment Edge® 15.0; Momentumsm; Momentumsm Plus; Special Offer Policy; Survivorship Incentive Lifesm Legacy

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

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Incentive Life®

An individual flexible premium variable life insurance policy issued by Equitable Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company with variable investment options offered under the Company’s Separate Account FP.

Prospectus dated May 1, 2020

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. This prospectus supersedes all prior prospectuses and supplements. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

This prospectus describes the Incentive Life® policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy’s material features, benefits, rights and obligations, as well as other information. The description of the policy’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. To make this prospectus easier to read, we sometimes use different words than the policy. The Company or your financial professional can provide any further explanation about your policy.

This policy is no longer being sold. This prospectus is for current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

What is Incentive Life®?

Incentive Life® provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

Variable investment options

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(2)
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World Fund®
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/All Asset Growth Allocation(1)
•	EQ/American Century Mid Cap Value (2)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(1)(2)
•	EQ/ClearBridge Large Cap Growth
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Value Opportunities

Variable investment options

•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(1)
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology(2)
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth(2)
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Mid Cap
•	Franklin Mutual Shares VIP
•	Franklin Small Cap Value VIP
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	PIMCO CommodityRealReturn® Strategy
•	T. Rowe Price Equity Income II
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation
•	Templeton Developing Markets VIP
•	Templeton Global Bond VIP
•	Templeton Growth VIP
•	VanEck VIP Global Hard Assets

(1)

This is the variable investment option’s new name. Please see “About the Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of the prospectus.

(2)

This is the surviving variable investment option of a Portfolio merger. Please see “About the Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding “Portfolio” that is part of one of the trusts (the “Trusts”), which are mutual funds. Please see “About the Portfolios of the Trusts” for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy’s insured person dies will generally be income tax free.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

AA+ADL

#844246

Other choices you have.  You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as “premiums”) to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) change the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by “riders” to your policy.

Other policies.  We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with another policy may not be to your advantage. You can contact us to find out more about any other insurance policy.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a web-site, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-777-6510 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary . Your election to receive reports in paper will apply to all portfolio companies available under your policy.

Contents of this Prospectus

1. Risk/benefit summary: Policy features, benefits and risks	6
How you can pay for and contribute to your policy	6
The minimum amount of premiums you must pay	6
You can guarantee that your policy will not terminate before a certain date	7
You can elect a “paid up” death benefit guarantee	8
Investment options within your policy	8
About your life insurance benefit	9
You can increase or decrease your insurance coverage	10
Accessing your money	10
Risks of investing in a policy	11

2. Risk/benefit summary: Charges and expenses you will pay	12
Tables of policy charges	12
How we allocate charges among your investment options	15
Changes in charges	15

3. The Company	16
How to reach us	17
About our Separate Account FP	18
Your voting privileges	18
About the Trusts	18

4. About the Portfolios of the Trusts	19
Portfolios of the Trusts	20

5. Determining your policy’s value	30
Your account value	30

6. Transferring your money among our investment options	31
Transfers you can make	31
How to make transfers	31
Our automatic transfer service	31
Our asset rebalancing service	32

“Financial professional” means the registered representative of either Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN) or an unaffiliated broker dealer which has entered into a selling agreement with Equitable Distributors, LLC who is offering you this policy.

When we address the reader of this prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy’s owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word “owner” therefore refers to all owners.

When we use the word “state,” we also mean any other local jurisdiction whose laws or regulations affect a policy.

3

7. Accessing your money	33
Borrowing from your policy	33
Making withdrawals from your policy	34
Surrendering your policy for its net cash surrender value	34
Your option to receive a terminal illness living benefit	34

8. Tax information	35
Basic income tax treatment for you and your beneficiary	35
Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)	35
Tax treatment of living benefits proceeds	37
Business and employer owned policies	37
Requirement that we diversify investments	38
Estate, gift, and generation-skipping taxes	38
Pension and profit-sharing plans	38
Split-dollar and other employee benefit programs	38
ERISA	39
3.8% Tax on Net Investment Income or “NII”	39
Our taxes	39
Tax withholding and information reporting	39
Possibility of future tax changes and other tax information	39

9. More Information about policy features and benefits	41
Alternative higher death benefit in certain cases	41
Guarantee premium test for no-lapse guarantees	41
Paid up death benefit guarantee	42
Other benefits you can add by rider	43
Customer loyalty credit	44
Variations among Incentive Life® policies	44
Your options for receiving policy proceeds	44
Your right to cancel within a certain number of days	45

10. More information about certain policy charges	46
Deducting policy charges	46
Charges that the Trusts deduct	49

11. More information about procedures that apply to your policy	51
Dates and prices at which policy events occur	51
Policy issuance	52
Ways to make premium and loan payments	52
Assigning your policy	52
You can change your policy’s insured person	53
Requirements for surrender requests	53
Gender-neutral policies	53
Future policy exchanges	53

12. More information about other matters	54
About our general account	54
Transfers of your account value	54
Telephone and Internet requests	55
COVID-19	56
Cybersecurity risks and catastrophic events	56
Suicide and certain misstatements	56
When we pay policy proceeds	57
Changes we can make	57
Reports we will send you	57
Distribution of the policies	58
Legal proceedings	60

13. Financial statements of Separate Account FP and the Company	61

14. Personalized illustrations	62
Illustrations of policy benefits	62

Requesting more information
Statement of Additional Information

4

An index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

Access Account	44
account value	30
Administrative office	17
age	52
Allocation date	8
alternative death benefit	41
amount at risk	47
anniversary; anniversaries	52
assign; assignment	52
automatic transfer service	31, 51
basis	36
beneficiary	9, 44
business day	51
Cash Surrender Value	33
Code	35
collateral	33
cost of insurance charge	47
cost of insurance rates	47
customer loyalty credit	44
day	51
death benefit guarantee	8
default	6
disruptive transfer activity	31, 54
enhanced death benefit guarantee	7
Equitable	16
Equitable Holdings, Inc.	16
face amount	9
grace period	7
Guaranteed Interest Account	8
guarantee premium	7
guaranteed interest option	8
Incentive Life®	1
Incentive term rider	9
insured person	52
Internet	17
investment funds	8
investment option	1
issue date	52
lapse	6

Page

loan, loan interest	33
market timing	54
modified endowment contract	35
month, year	52
monthly deduction	10
net cash surrender value	34
no-lapse guarantee	7
Option A, B	9
our	3
owner	3
paid up	35
paid up death benefit guarantee	8, 42
partial withdrawal	34
payment option	44
planned periodic premium	6
policy	6
Portfolio	1
premium payments	6
prospectus	1
rebalancing	32
receive	51
restore, restoration	7, 37
riders	2, 6
SEC	1
Separate Account FP	18
state	3
subaccount	18
surrender	34
surrender charge	12, 46
target premium	46, 58
transfers	31
Trusts	1, 19
unit values	17
units	30
us	1
variable investment option	1, 8
we	1
withdrawal	34
you, your	3

5

1. Risk/benefit summary: Policy features, benefits and risks

Incentive Life® is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this “base policy” are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus.

How you can pay for and contribute to your policy

Premium payments.  We call the amounts you contribute to your policy “premiums” or “premium payments.” The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

Section 1035 exchanges of policies with outstanding loans.  If we approve, you may purchase an Incentive Life® policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the “Code”). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life® policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life® policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see “Borrowing from your policy” later in this prospectus).

You can generally pay premiums at such times and in such amounts as you like, so long as you don’t exceed certain limits determined by the federal income tax laws applicable to life insurance.

Limits on premium payments.  The federal tax law definition of “life insurance” limits your ability to pay certain high levels of premiums (relative to the amount of your policy’s insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a “modified endowment contract,” which may subject you to additional taxes and penalties on any distributions from your policy. See “Tax information” later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time when your policy’s account value is high enough that the “alternative higher death benefit” discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Planned periodic premiums.  Page 3 of your policy will specify a “planned periodic premium.” This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

The minimum amount of premiums you must pay

Policy “lapse” and termination.  Your policy will lapse (also referred to in your policy as “default”) if it does not have enough “net cash surrender value” to pay your policy’s monthly charges when due unless:

•

you have paid sufficient premiums to maintain one of our available guarantees against termination, your policy is still within the period of that guarantee, and you do not have an outstanding loan (see “You can guarantee that your policy will not terminate before a certain date” below) or

•	you have elected the “paid up” death benefit guarantee and it remains in effect, and you do not have an outstanding loan (see “You can elect a “paid up” death benefit guarantee” below).

(“Net cash surrender value” is explained under “Surrendering your policy for its net cash surrender value” later in this prospectus.)

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We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

Your policy will terminate if you don’t pay enough premiums (i) to pay the charges we deduct or (ii) to maintain in effect one of the guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See “Tax information,” later in this prospectus.

Restoring a terminated policy.  To have your policy “restored” (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us; and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover (i) total monthly deductions for 3 months, calculated from the effective date of restoration; (ii) any excess of the applicable surrender charge on the date of restoration over the surrender charge that was deducted on the date of default; and (iii) the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value.

You can guarantee that your policy will not terminate before a certain date

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts “guarantee premiums” and they will be set forth on page 3 of your policy. In most states you have three options for how long the guarantee will last. One of these options is discussed below under “Enhanced death benefit guarantee.” The other two guarantee options are as follows:

(1)	a guarantee for the first five years of your policy (the policy calls this the “no-lapse guarantee”)

or

(2)	a guarantee until the insured reaches age 70, but in no case less than 10 years (the policy calls this the “death benefit guarantee”). If your policy is issued with the Incentive Term rider, the “death benefit guarantee” is not available. See the Incentive Term rider section under “Other benefits you can add by rider” later in this prospectus, for more information.

In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the “guarantee premium test” (discussed in “Guarantee premium test for no-lapse guarantees” under “More information about policy features and benefits” later in this prospectus) and you must not have any outstanding policy loans. Maintaining the “age 70/10 year” guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the five-year guarantee.

If you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not terminate for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.

Enhanced death benefit guarantee.  On your application for a policy, you may elect an enhanced death benefit guarantee rider, that will guarantee your policy against termination for a longer period of time than either of the two guarantee options described above. If elected, a monthly charge of $0.02 per $1,000 of the policy’s face amount is deducted from your account value for this guarantee. To elect this feature, all of your policy’s account value must be allocated to our variable investment options.

While the enhanced death benefit guarantee is in effect, your policy will not lapse, even if your net cash surrender value is insufficient to pay a monthly deduction that has become due, as long as you do not have an outstanding loan (or you repay the loan within the 61-day grace period). This guarantee is available for the following periods:

(a)	If you have always chosen death benefit Option A, for the life of the insured person; or

(b)

If you have ever selected death benefit Option B (even if you subsequently changed it to Option A), until the later of the policy anniversary nearest to when the insured person reaches age 80 or the end of the 15th year of the policy.

This option is not available in all states or if your policy is issued with the Incentive Term rider.

If you have elected the enhanced death benefit guarantee, we test on each policy anniversary to see if the required premium (the enhanced death benefit “guarantee premium”) has been paid. (The enhanced death benefit guarantee premium will be set forth on page 3 of your policy on a monthly basis.) The required premium has been paid if the total of all premiums paid, less all withdrawals, is at least equal to the total of all enhanced death benefit

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guarantee premiums due to date. Unlike the test for the shorter duration guarantees discussed above, we do not compound these amounts using any hypothetical interest rate.

If the required premium has not been paid as of any policy anniversary, we will mail you a notice requesting that you send us the shortfall. If we do not receive this additional premium, the enhanced death benefit guarantee will terminate. The enhanced death benefit guarantee also will terminate if you request that we cancel it, or if you allocate any value to our guaranteed interest option. If the enhanced death benefit guarantee terminates, the related charge terminates, as well. Once terminated, this guarantee can never be reinstated or restored.

You can elect a “paid up” death benefit guarantee

Under certain circumstances and subject to our approval, you may elect to take advantage of our “paid up” death benefit guarantee at any time after the fourth year of your policy. If you elect the paid up death benefit guarantee, we may initially reduce your base policy’s face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy’s face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, the sum of any outstanding policy loans, accrued interest, and any “restricted” amount due to exercise of a living benefits rider, together with any then applicable surrender charge, exceeds your policy’s account value, or if (ii) you request us to terminate the election. For more information about the circumstances under which you can elect the paid-up death benefit, the possible reduction in face amount after this guarantee is elected, (including the possible imposition of surrender charges upon such reduction), and other effects of this guarantee on your policy, see “Paid up death benefit guarantee” under “More information about policy features and benefits” later in this prospectus.

Investment options within your policy

We will initially put all unloaned amounts which you have allocated to variable investment options into our EQ/Money Market investment option. On the first business day following the twentieth day after your policy is issued (the “Allocation Date”), we will reallocate that investment in accordance with your premium allocation instructions then in effect. You give such instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and the Company. The policy is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. If your policy is sold by a financial professional of Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”), your financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

You can choose among variable investment options.

Variable investment options.  The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as “Investment Funds”.) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisors who make the investment decisions for each Portfolio are set forth later in the prospectus under “About the Portfolios of the Trusts.”

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). We may add or delete variable investment options or Portfolios at any time.

Guaranteed interest option.  You can also allocate some or all of your policy’s value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the “Guaranteed Interest Account.”)

We will pay at least 3% annual interest on our guaranteed interest option.

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About your life insurance benefit

Your policy’s face amount.  In your application to buy an Incentive Life® policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the “face amount” of the base policy. $50,000 is the smallest amount of coverage you can request.

If you are applying for $1.1 million or more of coverage, you should consider whether it would be to your advantage to take out some of your coverage under our Incentive Term rider. This rider generally provides fewer guarantees and lower charges. See “The Incentive Term rider” below.

If the insured person dies, we pay a life insurance benefit to the “beneficiary” you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. We also have options available for the manner in which we pay death benefits (see “Your options for receiving policy proceeds” under “More information about policy features and benefits” later in this prospectus).

Your policy’s “death benefit” options.  In your policy application, you also choose whether the basic amount (or “benefit”) we will pay if the insured person dies is:

•

Option A — The policy’s face amount on the date of the insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy’s face amount;

or

•

Option B — The face amount plus the policy’s “account value” on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy’s account value.

Your policy’s “account value” is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under “Determining your policy’s value” later in this prospectus.)

Under Option B, your policy’s death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

Alternative higher death benefit in limited cases.  Your policy is designed to always provide a minimum level of insurance protection relative to your policy’s account value, in part to meet the Internal Revenue Code’s definition of “life insurance.” For more information on the alternative higher death benefit and for information on other adjustments to the death benefit, see “More information about policy features and benefits” later in this prospectus.

The Incentive Term rider.  The Incentive Term rider allows you to purchase additional coverage on the insured person if the face amount of your base Incentive Life® policy is $1,000,000 or more. The minimum amount available is $100,000 and the maximum amount is equal to 80% of the total amount (which is the base policy face amount plus the face amount under the Incentive Term rider). Choosing term coverage under this rider in lieu of coverage under your base Incentive Life® policy can reduce your total charges. Our “cost of insurance” charges under the Incentive Term rider are currently lower than they are for coverage under the base policy, and this coverage does not have surrender charges. We reserve the right to raise the insurance rates for this rider at any time so that they could exceed the rates for the base policy. But rates for the term rider will not be raised above the maximum rates we are permitted to charge under your base policy.

If your policy is issued with an Incentive Term rider, the “death benefit guarantee” and the “enhanced” death benefit guarantee are not available. Further, the “paid up” death benefit guarantee is only available with respect to the base coverage. Therefore, if any of these death benefit guarantees is your priority, you should not take any coverage under the Incentive Term rider.

Except as noted in the next sentence, if you request a face amount decrease (or a partial withdrawal that results in a face amount decrease) or a face amount increase, we will adjust your base policy face amount and your Incentive Term rider face amount proportionately, so that the ratio between the two remains the same. However, to the extent that such a reduction of the base policy face amount would cause the face amount to fall below the minimum we are then requiring for new policies, we will make such reduction from the Incentive Term rider face amount only.

Any change in the death benefit option will not change the Incentive Term rider’s face amount, unless the alternative death benefit is in effect. If it is, any change in your death benefit option will cause your Incentive Term rider’s face amount to be automatically reduced as discussed below under “Change of death benefit option.”

When the alternative death benefit becomes applicable, the death benefit under the base policy is increased and the death benefit under the Incentive Term rider is automatically reduced by the same amount (but not below zero).

Use of the Incentive Term rider instead of an equal amount of coverage under the base policy generally reduces commissions. Therefore, an agent may receive a higher commission for selling you a policy that does not include the Incentive Term rider.

See also “Tax information” later in this prospectus for certain possible tax consequences of face amount changes or adding or deleting riders.

You can request a change in your death benefit option any time after the second year of the policy; however changes to Option B are not permitted beyond the policy year in which the insured person reaches age 80.

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Change of death benefit option.  If you change from Option A to Option B, we automatically reduce your base policy’s face amount by an amount equal to your policy’s account value at the time of the change. We may refuse this change if the policy’s face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted once the insured person reaches age 81.

If you change from Option B to Option A, we automatically increase your base policy’s face amount by an amount equal to your policy’s account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy’s death benefit at the time of the change in death benefit option:

•	we will determine the new base policy face amount somewhat differently from the general procedures described above, and

•	we will automatically reduce the face amount of any Incentive Term rider that you then have in effect (we discuss the Incentive Term rider above under “The Incentive Term rider”).

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to “Tax information” later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

You can increase or decrease your insurance coverage

If the face amount increase endorsement is issued with your policy, you may increase the life insurance coverage under your policy by requesting an increase in your policy’s face amount. You can do so any time after the first year of your policy. You may request a decrease in your policy’s face amount any time after the second year of your policy. The requested increase or decrease must be at least $10,000. Please refer to “Tax information” for certain possible tax consequences of changing the face amount.

We can refuse any requested increase or decrease. We will not approve any increase or decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy. We will also not approve a face amount increase if the insured person has reached age 81.

The following additional conditions also apply:

Face amount increases.  We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the amount of additional coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly insurance charge we make for the amount of the increase will be based on the age and other insurance risk characteristics of the insured person and the policy year at the time of the increase. If we refuse a requested face amount increase because the insured person’s risk characteristics have become less favorable, we may issue the additional coverage as a separate policy we are then offering with a different insurance risk classification. In that case, we would waive the monthly administrative charge that otherwise would apply to that separate policy.

Face amount decreases.  You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code’s definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy’s face amount or change your death benefit option. This may be necessary in order to preserve your policy’s status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. This distribution may be taxable.

Accessing your money

You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy’s account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See “Borrowing from your policy” later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under “Surrendering your policy for its net cash surrender value”) at any time after the

10

first year of your policy. See “Making withdrawals from your policy” later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See “Surrendering your policy for its net cash surrender value” later in this prospectus. See “Tax Information” later in this prospectus, for the tax treatment of the various ways in which you can access your money.

Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•

If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination or death benefit guarantees you may have, you could have to pay more premiums to keep your policy from terminating.

•	If any policy loan and any accrued loan interest either equals or exceeds the cash surrender value, your policy will terminate subject to the policy’s Grace Period provision.

•

We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in “Tables of policy charges” under “Risk/benefit summary: Charges and expenses you will pay.”

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•

Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

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2. Risk/benefit summary: Charges and expenses you will pay

Tables of policy charges

For more information about some of these charges, see “Deducting policy charges” under “More information about certain policy charges” later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount, transfer policy account value among investment options or the policy terminates without value at the end of a grace period. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about certain policy charges.”

Transaction Fees
Charge	When charge is deducted	Amount deducted
Premium charge	From each premium	6% of each premium payment(1).
Surrender (turning in) or termination of your policy during its first 15 years	Upon surrender or upon termination without value at the end of a grace period.	Initial surrender charge per $1,000 of initial base policy face amount:(2) Highest: $12.99 Lowest: $2.91 Representative: $6.30(3)
Surrender or termination of your policy during the first 15 years after you have requested an increase in your policy’s face amount	Upon surrender or upon termination without value at the end of a grace period.	Initial surrender charge per $1,000 of face amount increase: Highest: $12.99 Lowest: $3.53 Representative: $6.37(4)
Request a decrease in your policy’s face amount	Effective date of the decrease	A pro rata portion of the charge that would apply to a full surrender at the time of the decrease.
Transfers among investment options	Upon transfer	$25 per transfer.(5)
Adding a living benefits rider	At the time of the transaction	$100 (if elected after policy issue)
Exercise of option to receive a “living benefit”	At the time of the transaction	$250
Special services charges
• Wire transfer charge(6)	At the time of the transaction	Current and Maximum Charge: $90
• Express mail charge(6)	At the time of the transaction	Current and Maximum Charge: $35
• Policy illustration charge(7)	At the time of the transaction	Current Charge: $0 Maximum Charge: $25
• Duplicate policy charge(7)	At the time of the transaction	Current and Maximum Charge: $35
• Policy history charge(7)(8)	At the time of the transaction	Current and Maximum Charge: $50
• Charge for returned payments(7)	At the time of the transaction	Current and Maximum Charge: $25

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This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Amount deducted
Administrative charge(9)	Monthly	Policy Year	Issue Ages 17 or Younger	Issue Ages 18 or older

		1	$10	$20
		2	$10	$10
		3+	$10	$10

Cost of insurance charge(9)(10)	Monthly	Charge per $1,000 of amount for which we are at risk:(11)

Highest: $83.34
Lowest: $0.06
Representative: $0.15(12)

Mortality and expense risk charge	Daily	0.90% (annual rate) of your value in our variable investment options.
Loan interest spread(13)	On each policy anniversary (or on loan termination, if earlier)	2% of loan amount.(14)
Optional rider charges	While the rider is in effect
Disability deduction waiver	Monthly	Percentage of all other monthly charges:

Highest: 132%
Lowest: 7%
Representative: 12%(15)
Disability premium waiver	Monthly	Charge for disability premium waiver per $1,000 of benefit for which such rider is purchased:(16)

Initial base policy face amount:(17)
Highest: $0.71
Lowest: $0.02
Representative: $0.07(19)

Option to purchase additional insurance:
Highest: $0.08
Lowest: $0.02
Representative: $0.03(19)

Children’s term insurance:
Highest: $0.03
Lowest: $0.01
Representative: $0.01(19)

10 year renewable term rider:
Highest: $0.22
Lowest: $0.007
Representative: $0.007(15)

Cost of living rider:
Highest: $0.06
Lowest: $0.003
Representative: $0.02(19)
Option to purchase additional insurance	Monthly	Charge per $1,000 of rider benefit amount: Highest: $0.17
Lowest: $0.04
Representative: $0.16(19)

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Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Amount deducted
Accidental death benefit rider	Monthly	Charge per $1,000 of rider benefit amount: Highest: $0.44
Lowest: $0.08
Representative: $0.08(19)
Cost of living rider	Monthly	Charge per $1,000 of base policy face amount:
Highest: $0.08
Lowest: $0.004
Representative: $0.02(19)
10 year renewable term insurance on the insured person or an additional insured person(10)	Monthly	Charge per $1,000 of rider benefit amount: Highest: $4.50 Lowest: $0.09 Representative: $0.17(20)
Incentive term rider(9)(10)	Monthly	Charge per $1,000 of rider death benefit:

Highest: $83.34
Lowest: $0.06
Representative: $0.15(12)
Enhanced death benefit guarantee(9)	Monthly	Charge per $1,000 of base policy face amount:(18) $0.02
Children’s term insurance	Monthly	Charge per $1,000 of rider benefit amount: $0.50
(1)

We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% of each premium payment after an amount equal to ten “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, among other factors. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see “Accounting benefit endorsement” in “More information about policy features and benefits” later in this prospectus).

(2)

If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see “Accounting benefit endorsement” in “More information about policy features and benefits” later in this prospectus).

(3)	This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at issue with an initial base policy face amount of $425,000.
(4)	This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at the time of a requested face amount increase.
(5)

No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(6)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(7)	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More information about certain policy charges” for more information.
(8)	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More information about certain policy charges” for more information.
(9)	Not applicable after the insured person reaches age 100.
(10)	Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.
(11)	Our amount “at risk” is the difference between the amount of death benefit and the account value as of the deduction date.
(12)	This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue in the standard, non-tobacco user risk class.
(13)

We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(14)	We may, however, increase this charge higher than 2% as a result of changes in the tax laws which increase our expenses.
(15)	This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue who is not in a rated risk class.
(16)

Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, and to any option to purchase additional insurance, children’s term insurance, 10 year renewable term and/or cost of living riders that you have added to your policy and to any base policy face amount increases.

(17)

The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(18)	The “face amount” is the base amount of insurance coverage under your policy.
(19)	This representative amount is the rate we guarantee for a representative insured male, age 35 at issue in the non-rated non-tobacco user risk class.
(20)

This representative amount is the rate we guarantee in the first policy year for a representative insured (or additional insured) male, age 35 at issue who is in the non-tobacco user risk class and who is not in a rated risk class.

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You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Portfolio Operating Expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)(1)	Lowest 0.58%	Highest 2.37%

(1)

“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2021 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2021. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(*)	Lowest 0.58%	Highest 2.26%

(*)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

How we allocate charges among your investment options

In your application for a policy, you tell us from which investment options you want us to take the policy’s monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.

Changes in charges

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see “Our taxes” under “Tax information” later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

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3. The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

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How to reach us

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to “Telephone and Internet requests” for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

By mail:
At the Post Office Box for our Administrative Office: Equitable Financial Life Insurance Company — Life Operations Center P.O. Box 1047 Charlotte, North Carolina 28201-1047
By express delivery only:

At the Street Address for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

8501 IBM Drive, Suite 150

Charlotte, North Carolina 28262-4333

1-704-341-7000 (for express delivery purposes only)

By Phone:

Monday through Thursday, 8:00 am to 7:00 pm and Friday, 8:00 am to 5:30 pm, Eastern Time: 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

By e-mail:
life-service@equitable.com
By fax:
1-855-268-6378
By Internet:

You may register for online account access at www.equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

Required Forms.  We require that the following types of communications be on specific forms we provide for that purpose:

(1)	request for our automatic transfer service (our dollar cost averaging service);

(2)	request for our asset rebalancing service;

(3)	transfers among investment options (if submitted by e-mail);

(4)	designation of new policy owner(s); and

(5)	designation of new beneficiary(ies).

Other Requests.  We also have specific forms that we recommend you use for the following:

(a)	policy surrenders;
(b)	transfers among investment options (not submitted by e-mail);

(c)	changes in allocation percentages for premiums and deductions; and

(d)	electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or transfer among investment options and/or change your address (1) by phone (2) over the Internet, through www.equitable.com or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see “How to make transfers” and “Telephone and Internet requests” later in this prospectus. In the future, we may require that certain requests be completed over the Internet.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as “market timing.” (See “Disruptive transfer activity” in “More information about other matters.”)

Formal Requirements.  Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person’s name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

eDelivery

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

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About our Separate Account FP

Each variable investment option is a part (or “subaccount”) of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of the Company’s other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life® invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to the Company’s separate accounts in connection with the Company’s variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Advisors Trust and EQ VIP Premier Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

Your voting privileges

Voting of Portfolio shares.  As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio’s shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

Voting as policy owner.  In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life® and other policies that Separate Account FP supports.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

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4. About the Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG, a wholly owned subsidiary of the Company, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the ”EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

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Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Portfolios of the Trusts

EQ Premier VIP Trust(+++) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND(*)(1)	Seeks to achieve high total return through a combination of current income and capital appreciation.	• AXA Investment Managers, Inc. • Brandywine Global Investment Managment Group, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.

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EQ Premier VIP Trust(+++) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2025 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Funds Management Group, LLC
EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	Seeks a high level of total return.	• Equitable Investment Management Group, LLC • Palisade Capital Management, L.L.C.
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT DOUBLELINE OPPORTUNISTIC BOND	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SMALL CAP VALUE(**)(1)	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SMARTBETA EQUITY	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/500 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/ALL ASSET GROWTH ALLOCATION(*)(2)	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE(**)(2)	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BLACKROCK BASIC VALUE EQUITY	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/CAPITAL GROUP RESEARCH(*)(3)(**)(3)	Seeks to achieve long-term growth of capital.	• Capital International, Inc. • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN RISING DIVIDENDS	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN STRATEGIC INCOME	Seeks a high level of current income. A secondary goal is long-term capital appreciation.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/GLOBAL BOND PLUS	Seeks to achieve capital growth and current income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Wells Fargo Asset Management (International) Limited and Wells Capital Management, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE(**)(4)	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MFS INTERNATIONAL GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE(*)(4)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS MID CAP FOCUSED GROWTH	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY(**)(6)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY(+)	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(++)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH(**)(5)	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Morgan Stanley Investment Management Inc.
EQ/PIMCO REAL RETURN	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/PIMCO TOTAL RETURN	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company LLP
MULTIMANAGER AGGRESSIVE EQUITY	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U. S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • DoubleLine Capital LP • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

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AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

American Funds Insurance Series® Portfolio Name — Class 4 Shares	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
GLOBAL SMALL CAPITALIZATION FUND	The fund’s investment objective is to provide long-term growth of capital.	• Capital Research and Management Company
NEW WORLD FUND®	The fund’s investment objective is long-term capital appreciation.	• Capital Research and Management Company

Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	The fund seeks high total return through a combination of current income and capital appreciation.	• Fidelity Management & Research Company (FMR)
FIDELITY® VIP MID CAP PORTFOLIO	The fund seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)

Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FRANKLIN MUTUAL SHARES VIP FUND	Seeks capital appreciation. Its secondary goal is income.	• Franklin Mutual Advisers, LLC
FRANKLIN SMALL CAP VALUE VIP FUND	Seeks long-term total return.	• Franklin Mutual Advisers, LLC
TEMPLETON DEVELOPING MARKETS VIP FUND	Seeks long-term capital appreciation.	• Templeton Asset Management Ltd.
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.
TEMPLETON GROWTH VIP FUND	Seeks long-term capital growth.	• Templeton Global Advisors Limited

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

MFS® Variable Insurance Trusts — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

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PIMCO Variable Insurance Trust — Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC

T. Rowe Price Equity Series, Inc. Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	• T. Rowe Price Associates, Inc.

VanEck VIP Trust — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation
(+)	For this Portfolio only, we offer Class IA Shares — not Class IB Shares.
(++)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(+++)	Formerly known AXA Premier VIP Trust.
(*)

This information reflects the variable investment option’s name. The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option Name

(1)	Charter Multi-Sector Bond

(2)	All Asset Growth-Alt 20

(3)	EQ/Capital Guardian Research

(4)	EQ/MFS International Value
(**)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(1)	Charter Small Cap Value	1290 VT Small Cap Value

(2)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(3)	EQ/UBS Growth & Income	EQ/Capital Guardian Research

(4)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(5)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

(6)	EQ/MFS Technology II	EQ/MFS Technology

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

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5. Determining your policy’s value

Your account value

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy’s “account value.” You instruct us to allocate your account value to one or more of the policy’s investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in (iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See “Borrowing from your policy” later in this prospectus. (Your policy and other supplemental material may refer to (ii) and (iii) above as our “Guaranteed Interest Account.”) These amounts are subject to certain charges discussed in “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.

Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amount in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.

Your policy’s value in our variable investment options.  We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by “units.”

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy’s variable investment options, we “redeem” (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you “purchase” additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio’s shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). The units’ values will be reduced, however, by the amount of the mortality and expense risk charge for that period (see “Table of policy charges” in “Charges and expenses you will pay” earlier in this prospectus). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day’s value for one such unit.

Your policy’s value in our guaranteed interest option.  Your policy’s value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any “restricted” amounts that we hold in that option as a result of your election to receive a living benefit. See “Your option to receive a terminal illness living benefit” later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate. The mortality and expense risk charge mentioned earlier in this prospectus does not apply to our guaranteed interest option.

Amounts may be allocated to or removed from your policy’s value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

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6. Transferring your money among our investment options

Transfers you can make

You can transfer among our variable investment options and into our guaranteed interest option.

After your policy’s Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Please see “Investment options within your policy” in “Risk/benefit summary: Policy features, benefits and risks” for more information about your role in managing your allocations.

Current unrestricted transfers out of the guaranteed interest option.  We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the “How to make transfers” section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as “restricted” amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option® (“MSO”), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

Disruptive transfer activity.  We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “More information about other matters”).

How to make transfers

Internet transfers.  Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our www.equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to online transfers are described below.

Online transfers.  You can make online transfers by following one of two procedures:

•	For individually owned policies for which you are the owner, by logging onto our website, described under “By Internet” in “How to reach us” earlier in this prospectus; or

•	For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.equitable.com or by contacting our Administrative Office.

For more information see “Telephone and Internet requests” later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

Transfers through our Administrative Office.  You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

Our automatic transfer service

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low, and fewer units if the unit’s value is high. Therefore, you may achieve a lower average cost per unit over the long term.

Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.

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Our automatic transfer service (also referred to as our “dollar cost averaging service”) enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge made in connection with our automatic transfer service.

Our asset rebalancing service

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semi-annual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

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7. Accessing your money

Borrowing from your policy

You may borrow up to 90% of the difference between your policy’s account value and any surrender charges that are in effect under your policy. (In your policy, this “difference” is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See “Your option to receive a terminal illness living benefit” below.

You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan’s repayment. (Your policy may sometimes refer to the collateral as the “loaned policy account.”) We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

•	you cannot make transfers or withdrawals of the collateral;

•	we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

•	we do not count the collateral when we compute our customer loyalty credit; and

•	the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

Loan interest we charge.  The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the “Monthly Average Corporate” yield published in Moody’s Corporate Bond Yield

Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) In no event, however, will the loan interest rate be greater than 15%. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

Interest that we credit on loan collateral.  Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy’s first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy’s 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest).

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy’s investment options in the same proportions as if it were a premium payment.

Effects of policy loans.  A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause any other guarantee against termination to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy’s proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See “Tax information” below for a discussion of the tax consequences of policy loans.

Paying off your loan.  You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral

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back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don’t instruct us, in the same proportion as if they were premium payments.

Making withdrawals from your policy

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

You can withdraw all or part of your policy’s net cash surrender value, although you may incur tax consequences by doing so.

Effect of partial withdrawals on insurance coverage.  If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar reduction in the policy’s face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or because it could result in a death benefit guarantee not being in effect.

You should refer to “Tax information” below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

Surrendering your policy for its net cash surrender value

Upon written request satisfactory to us, you can surrender (give us back) your policy for its “net cash surrender value” at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is “restricted” as a result of previously distributed “living benefits,” and minus any surrender charge that then remains applicable. The surrender charge is described in “Charges and expenses you will pay” earlier in this prospectus.

Please refer to “Tax information” below for the possible tax consequences of surrendering your policy and applicable waivers of surrender charges in the event of federal estate tax repeal.

Your option to receive a terminal illness living benefit

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy’s death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy, we refer to this as a “lien” we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy’s net cash surrender value to the policy’s guaranteed interest option. This amount, together with the interest we charge thereon, will be “restricted” — that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy’s value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See “Tax information” below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

You can arrange to receive a “living benefit” if the insured person becomes terminally ill.

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8. Tax information

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

Basic income tax treatment for you and your beneficiary

An Incentive Life® policy will be treated as “life insurance” for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the “Code”) and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

•	the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and

•

increases in your policy’s account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See “Assigning your policy” later in this prospectus. See also special rules below for “Business and employer owned policies,” and for the discussion of insurable interest under “Other information.”

Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a “modified endowment contract” (sometimes also referred to as a “MEC”). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

Testing for modified endowment contract status.  Your policy will be a “modified endowment contract” if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. (“Paid up” means that no future premiums would be required.) This is called the “seven-pay” test.

Whenever there is a “material change” under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, the selection of additional rider benefits, an increase in your policy’s face amount (including pursuant to our cost-of-living rider), or certain other changes.

If your policy’s benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy

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continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See “Changes we can make” later in this prospectus.

Taxation of pre-death distributions if your policy is not a modified endowment contract.  As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your “basis” in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. In addition, if a policy terminates after a grace period, the extinguishment of any then-outstanding policy loan and unpaid loan interest will be treated as a distribution and could be subject to tax under the foregoing rules. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

Policy loans.  Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value; (3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract (“MEC”), any loan will be treated as a distribution when made, and thus may be taxable at such time.

Taxation of pre-death distributions if your policy is a modified endowment contract.  Any distribution from your policy will be taxed on an “income-first” basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the Company (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

If your policy terminates after a grace period, the extinguishment of any then outstanding policy loan and unpaid loan interest will be treated as a distribution (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become

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taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

Policy changes.  Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

Restoration of a terminated policy.  For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

Tax treatment of living benefits proceeds

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee’s gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law’s definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person if the payee has an insurable interest in the insured person’s life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

Business and employer owned policies

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

Requirements for income tax free death benefits.  Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner’s income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term “material” has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance.  Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called “split-dollar” arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy’s average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity’s other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

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Uses of policy which may be scrutinized.  The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS “Recognized Abusive and Listed Transactions” and how they may affect your policy.

Requirement that we diversify investments

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

Estate, gift, and generation-skipping taxes

If the policy’s owner is the insured person, the death benefit will generally be includable in the owner’s estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner’s estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person’s taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse’s exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person’s spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2020 indexed for inflation).

As a general rule, if you make a “transfer” to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent “skips” his or her children and names his or her grandchildren as a policy’s beneficiaries. In that case, the generation-skipping “transfer” would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.

The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

Pension and profit-sharing plans

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

Split-dollar and other employee benefit programs

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person’s consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

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ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% Tax on Net Investment Income or “NII”

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer’s NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

Our taxes

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.   Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Possibility of future tax changes and other tax information

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business owner policies. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a

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result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes

In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this tax information section, several IRS Notices collectively provide special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary (“1980 CSO”) mortality tables.

The Notices provide “safe harbor” guidance which would not require certain 2009 or later changes to cause tax testing to become subject to any prevailing mortality tables subsequent to the 1980 CSO mortality tables. This safe harbor guidance covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO mortality tables. Certain ratings changes and requests for substitution of the insured will not be permitted in the absence of further guidance. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

Other information

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any taxable income or gain the assets generate.

The IRS has provided some guidance on this question of investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio’s shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy’s proportionate share of the assets of the Separate Account.

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9. More Information about policy features and benefits

Alternative higher death benefit in certain cases

The basic Option A and Option B death benefits are described under “About your life insurance benefit” in “Risk/benefit summary: Policy features, benefits and risks” earlier in this prospectus.

We will automatically pay an alternative death benefit if it is higher than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy’s account value on the insured person’s date of death by a percentage specified in your policy. The percentage depends on the insured person’s age. Representative percentages are as follows:

If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.

Age*	40 and under		45	50	55	60	65

%:	250%		215%	185%	150%	130%	120%
Age:	70	75-95	99-Over

%:	115%	105%	101%
*	For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life® policy to satisfy the definition of “life insurance contract” under Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/ cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life® policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the

Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.  We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See “Your option to receive a terminal illness living benefit” earlier in this prospectus.

Guarantee premium test for no-lapse guarantees

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these two guarantees as our “no-lapse guarantee” and our “death benefit guarantee,” and you can read more about them in “You can guarantee that your policy will not terminate before a certain date” in “Risk/ benefit summary: Policy features, benefits and risks,” earlier in this prospectus.

Guarantee premium test.  If your policy’s net cash surrender value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either the no-lapse guarantee or death benefit guarantee discussed under “You can guarantee that your policy will not terminate before a certain date,” in “Risk/benefit summary: Policy features, benefits and risks,” earlier in this prospectus, that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding (or you repay all of such loans before the end of the 61-day grace period mentioned in “The minimum amount of premiums you must pay” under “Risk/benefit summary: Policy features, benefits and risks”) and provided that the period of the corresponding guarantee has not expired.

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When we calculate the cumulative amount of guarantee premiums for the no-lapse or death benefit guarantees, we compound each amount at a 4% annual interest rate from its due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

Guarantee premiums.  The amount of the guarantee premiums for each of the guarantee options is set forth in your policy on a monthly basis, if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. Certain additional benefit riders will cause the guarantee premiums to increase after policy issue. The guarantee premiums also may change if, for example, the face amount of the policy or a rider changes, a rider is added or eliminated, or if there is a change in the insured person’s risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.

If you want to be billed for a guarantee premium amount, you must specify a planned periodic premium that at least equals the guarantee premium that you plan to pay. If you want your bills for planned periodic premiums to cover your guarantee premiums, please remember to change your planned periodic premium amount, as necessary, if you take any action that causes your guarantee premiums to change.

Paid up death benefit guarantee

Subject to our approval, you may elect the “paid up” death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy’s death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy’s death benefit and potential policy lapse. You may elect this benefit provided:

•	you have death benefit “Option A” in effect (see “About your life insurance benefit” in “Risk/benefit summary: Policy features, benefits and risks, ”earlier in this prospectus);

•	you terminate any additional benefit riders, including the Incentive Term rider;
•	the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a distribution from the policy to avoid such disqualification; and

•	the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The paid up death benefit guarantee applies only to your base policy’s face amount, and not to the face amount or other coverage under any riders that (as noted above) must be terminated when the guarantee is elected. As explained below, electing the paid up death benefit guarantee may reduce your policy’s face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

Possible reduction of face amount.  The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.)

Other effects of this guarantee.  You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you are permitted to pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see “Making withdrawals from your policy” earlier in this prospectus), except that:

•

We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

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•	Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy’s face amount by more than the amount of the withdrawal.

The election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See “Tax treatment of distributions to you” under “Tax information,” earlier in this prospectus. You should consult your tax advisor before making this election.

Other benefits you can add by rider

You may be eligible for the following other optional benefits made available by rider:

•	term insurance on the insured person (Incentive Term rider) (see “The Incentive Term rider” in “About your life insurance benefit” under “Risk/benefit summary: Policy features, benefits and risks”)

•	disability waiver benefits

•	accidental death benefit

•	option to purchase additional insurance

•	cost-of-living rider

•	children’s term insurance

•	ten-year renewable term insurance on the insured person or an additional insured person

•

enhanced death benefit guarantee (see “Enhanced death benefit guarantee” in “You can guarantee that your policy will not terminate before a certain date” under “Risk/benefit summary: Policy features, benefits and risks”)

We add the following benefits automatically at no charge to each eligible policy:

•	substitution of insured person rider (see “You can change your policy’s insured person” under “More information about procedures that apply to your policy”)

•	waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations)

•	living benefits rider

•	accounting benefit endorsement (see below)

•	paid up death benefit guarantee (see “Paid up death benefit guarantee” earlier in this section)

The Company or your financial professional can provide you with more information about these riders. Some of these riders may be selected only at the time your policy is issued. Some benefits may not be available in your state. Some benefits are not available in combination with others. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also “Tax information” earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

Accounting benefit endorsement

Subject to the conditions discussed below, the Company offered an Endorsement to your policy (the “Endorsement”) that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement was offered where the following conditions were met:

•	policies are corporately owned, or were “split-dollar” cases that are collaterally assigned to the company;

•	the persons proposed to be insured were deemed by us to be “highly compensated” individuals;

•	the minimum initial premium under each policy was remitted to the Company by the employer; and

•

the aggregate annualized first year planned periodic premium was at least $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies were issued.

Eligible cases were issued with the accounting benefit endorsement unless the policy owner requested us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer’s earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policy owners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

Surrender In Policy Year	Percent Of Premium Deduction Refunded	Percent Of Surrender Charges Waived
1	100%	100%
2	67%	80%
3	33%	60%
4	0%	40%
5	0%	20%
6 and later	0%	0%

For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

•	67% of the charges that had been deducted from premiums (i.e., the sales charge); and

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•	80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced. Nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy. Nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of “life insurance contract” under Section 7702 of the Code. In some cases, this may result in the payment of a higher alternative death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

Face amount increases (if available under your policy) will not be approved while the endorsement is in effect. We offer products designed specifically for this marketplace. You can contact us to find out more about any other insurance policy.

Customer loyalty credit

We provide a customer loyalty credit for policies that have been in force for more than six years. This is added to the account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options (not including any value we are holding as collateral for any policy loans). The percentage credit is currently at an annual rate of 0.60% beginning in the policy’s seventh year. This credit is not guaranteed.

Variations among Incentive Life® policies

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

The Company also may vary or waive the charges (including surrender charges) and other terms of Incentive Life® where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life®. We will make such variations only in accordance with uniform rules that we establish.

The Company or your financial professional can advise you about any variations that may apply to your policy.

Your options for receiving policy proceeds

Beneficiary of death benefit.  You designate your policy’s beneficiary in your policy application. You can change the beneficiary at any other time during the insured person’s life.

If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person’s surviving children. If there are no surviving children, we will instead pay the insured person’s estate.

Payment options for death benefit.  In your policy application, or at any other time during the insured person’s life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy’s owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. The Company or your financial professional can provide you with samples of such contracts on request.

You can choose to have the proceeds from the policy’s life insurance benefit paid under one of our payment options, rather than as a single sum.

If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside of the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under “When we pay policy proceeds,” later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

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Payment options for surrender and withdrawal proceeds.   You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the premiums paid. In some states, we will adjust this amount for any investment performance (whether positive or negative).

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request). In some states or situations, this “free look” period is longer than 10 days. Your policy will indicate the length of your “free look” period.

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10. More information about certain policy charges

Deducting policy charges

Purposes of policy charges.  The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see “Risk/benefit summary: Charges and expenses you will pay.”

Transaction charges

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see “Periodic charges” below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

• Premium charge.  We deduct an amount not to exceed 6% from each premium payment you send us. We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% after an amount equal to ten “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see “Accounting benefit endorsement” in “More information about policy features and benefits” earlier in this prospectus). The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

• Surrender charges.  If you give up this policy for its net cash surrender value or if your policy is terminated without value at the end of a grace period before the end of the fifteenth policy year, or within the first 15 years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $2.91 and $12.99 per $1,000 of initial base policy face amount, and between $3.53 and $12.99 per

$1,000 of base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year beginning in the ninth policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy’s specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see “Accounting benefit endorsement” in “More information about policy features and benefits” earlier in this prospectus). We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below) or if your policy is terminated without value at the end of a grace period. They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount or if your policy is terminated without value at the end of a grace period are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy or if it terminates without value in its early years, we do not have the time to recoup our costs.

• Request a decrease in your policy’s face amount.  If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or if the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

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If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

• Transfers among investment options.  Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy’s value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

• Adding a living benefits rider.  If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

• Exercise of option to receive a terminal illness “living benefit.”  If you elect to receive a terminal illness “living benefit,” we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

• Wire transfer charge. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

• Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

• Policy illustration charge. We do not charge for illustrations. We reserve the right to charge in the future.

• Duplicate policy charge. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

• Policy history charge. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

• Charge for returned payments. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

Periodic charges

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

• Administrative charge.  In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month for adults (issue age 18 and older) or $10 each policy month in the first two policy years for children. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $8 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

• Cost of insurance charge.  The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as “net amount at risk”) on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person’s increasing age.

On a guaranteed basis, we deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value

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at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life® policies for insureds who are age 18 or above are based on the 1980 Commissioner’s Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life® policies for insureds who are under age 18 are based on the 1980 Commissioner’s Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner’s Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner’s Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0 – 17, an insured’s cost of insurance rate is not based on that insured’s status as a tobacco user or non-tobacco user. We offer non-tobacco rates for ages 18 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured’s 18th birthday, we will send a notice to the policy owner giving the policy owner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policy-owner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Administrative Office by the policy anniversary date nearest the insured’s 18th birthday, tobacco user rates will apply. The policy owner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

You may ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued. For information concerning possible limitations due to tobacco use status changes, please see “2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes” under “Tax information” earlier in this prospectus.

Similarly, after the first policy year, you may request us to review the insured person’s rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria. For more information concerning possible limitations on any ratings changes, please see “2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes” under “Tax information” earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. For this purpose, the face amount is the sum of the base policy face amount and the Incentive Term rider face amount (if applicable). Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $200,000 and higher, and further reduced for face amounts of $2,000,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in the face amount may cause your cost of insurance rates to go up.

• Mortality and expense risk charge.  We will collect a daily charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a daily charge at an annual rate of 0.60% of the value in your policy’s variable investment options for mortality and expense risks. We reserve the right to increase or decrease this charge in the future, although it will never exceed 0.90%.

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• Loan interest spread.  We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The maximum loan interest spread is 2%. We may, however, increase the loan interest spread higher than 2% as a result of changes in the tax laws which increase our expenses. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see “Borrowing from your policy” under “Accessing your money” earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

Optional rider charges

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

• Disability deduction waiver.  If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

• Disability premium waiver.  If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.71 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.08. If you choose the children’s term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the 10 year renewable term rider, we will deduct an amount between $0.007 and $0.22. If you choose the cost of living rider, we will deduct an amount between $0.003 and $0.06. These amounts are in addition to the charges for the riders themselves.

• Option to purchase additional insurance.  If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

• Accidental death benefit rider.  If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.08 and $0.44 per $1,000 of rider benefit amount.

• Cost of living rider.  If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.004 and $0.08 per $1,000 of base policy face amount.

• 10 year renewable term insurance on the insured person or an additional insured person.  If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.09 and $4.50 per $1,000 of rider benefit amount.

• Incentive term rider.  If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect but not beyond the policy anniversary when the insured person is attained age 100. This amount is between $0.06 and $83.34 per $1,000 of rider death benefit on a guaranteed basis. For most insured persons at most ages, the current monthly charges for this rider are lower than the maximum monthly charges. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

• Enhanced death benefit guarantee.  If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect but not beyond the policy anniversary when the insured person is attained age 100. This amount is $0.02 per $1,000 of base policy face amount.

• Children’s term insurance.  If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child’s coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees (not applicable to all portfolios).

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect,

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passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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11. More information about procedures that apply to your policy

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

Dates and prices at which policy events occur

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Date of receipt.  Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

Business day.  Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

Payments you make.  The following are reflected in your policy as of the date we receive them in complete and proper form:

•	premium payments received after the policy’s investment start date (discussed below)

•	loan repayments and interest payments

Requests you make. The following transactions occur as of the date we receive your request in complete and proper form:

•	withdrawals

•	tax withholding elections

•	face amount decreases that result from a withdrawal

•	changes of allocation percentages for premium payments or monthly deductions

•	surrenders
•	changes of owner

•	changes of beneficiary

•	transfers from a variable investment option to the guaranteed interest option

•	changes in form of death benefit payment

•	loans

•	transfers among variable investment options

•	assignments

•	termination of paid up death benefit guarantee

The following transactions occur on your policy’s next monthly anniversary that coincides with or follows the date we approve your request:

•	changes in face amount

•	election of paid up death benefit guarantee

•	changes in death benefit option

•	termination of enhanced death benefit guarantee

•	restoration of terminated policies

•	termination of any additional benefit riders you have elected

Automatic transfer service.  Transfers pursuant to our automatic transfer averaging service (dollar cost averaging service) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy’s initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy’s first monthly anniversary that coincides with or follows the date we receive your request.

Asset rebalancing service.  If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy’s Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

Delay in certain cases.  We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in “Delay of variable investment option proceeds” later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

Prices applicable to policy transactions.  If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the

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transaction using the unit values for that option computed as of that day’s close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day’s close.

Effect of death or surrender.   You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

Policy issuance

Register date.  When we issue a policy, we assign it a “register date,” which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy’s register date.

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If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

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If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the Guaranteed Interest Account.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

Investment start date.  This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under “Policy issuance,” above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

Commencement of insurance coverage.  You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

Non-issuance.  If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

Age; age at issue.  Unless the context in this prospectus requires otherwise, we consider the insured person’s “age” during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person’s age for the first policy year (“age at issue”) is that person’s age on whichever birthday is closer to (i.e., before or after) the policy’s register date.

Ways to make premium and loan payments

Checks and money orders.  Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to “Equitable Financial Life Insurance Company.”

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier’s check payable directly to the Company, although we must report such “cash equivalent” payments to the Internal Revenue Service under certain circumstances. Cash and travelers’ checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than the Company and endorsed over to the Company only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

Assigning your policy

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and

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income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under “Split-dollar and other employee benefit programs” and “Estate, gift, and generation-skipping taxes” in the “Tax information” section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

You can change your policy’s insured person

Note: Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy’s insured person. For further information, please see “2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes” under “Tax information” earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

After the policy’s second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person’s insurance risk characteristics and may result in a loss of any death benefit guarantees. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a “modified endowment contract” or to fail the Internal Revenue Code’s definition of “life insurance,” or in some cases require that we also distribute certain amounts to you from the policy. See “Tax information” earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance. See “2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes” in “Tax information” earlier in this prospectus.

Requirements for surrender requests

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Gender-neutral policies

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life® in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life® policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life® policy.

Future policy exchanges

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

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12. More information about other matters

About our general account

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy’s account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

Transfers of your account value

Transfers not implemented.  If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person’s death. Similarly, the asset rebalancing service will terminate if either (2) or (3) occurs.

Disruptive transfer activity.  You should note that the policy is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of

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larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Telephone and Internet requests

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in “How to make transfers” under “Transferring your money among our investment options.”

Also, you may make the following additional types of requests by calling the number under “By Phone:” in “How to reach us” from a touch-tone phone, if the policy is individually owned and you are the owner or through www.equitable.com if you are the individual owner:

•	changes of premium allocation percentages

•	changes of address

•	request forms and statements

•	to request a policy loan (loan requests cannot be made online by corporate policy owners)

•	enroll for electronic delivery and view statements/documents online

•	to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through www.equitable.com, you must first agree to the terms and conditions set forth in our www.equitable.com Online Services Agreement, which you can find at our website. We will send you a confirmation

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letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through www.equitable.com are given by you; however, we reserve the right to refuse to process any transaction and/or block access to www.equitable.com if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of “Disruptive transfer activity” above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the policy. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the policy, such as purchasing the policy or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Suicide and certain misstatements

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

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When we pay policy proceeds

General.  We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

Clearance of checks.  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of guaranteed interest option proceeds.  We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

Delay of variable investment option proceeds.  We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

Delay to challenge coverage.  We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

Changes we can make

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

•	combine two or more variable investment options or withdraw assets relating to Incentive Life® from one investment option and put them into another;

•	end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

•	operate Separate Account FP under the direction of a “committee” or discharge such a committee at any time;

•	restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

•	operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with all applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

Reports we will send you

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy’s current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

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Distribution of the policies

The policies are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other the Company life and annuity products we issue.

The policies are sold by financial professionals of Equitable Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on policies sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see “Risk/benefit summary: Charges and expenses you will pay” and “More information about certain policy charges” earlier in this prospectus.

As used below, the “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount and Distributor, among other factors.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on premium payments made on the policies sold through Equitable Advisors (“premium-based compensation”). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy’s first year; plus 8.5% of all other premiums you pay in your policy’s first year; plus 11% of all other premiums you pay in policy years two and later. Equitable Advisors, in turn, may pay a portion of the premium-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive premium-based compensation on a policy in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of the compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of our policy than it pays for the sale of a policy or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same policy. Equitable Advisors also pay different levels of compensation based on different policy types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s policies. Managers earn higher compensation (and credits toward awards and

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bonuses) if the financial professionals they manage sell a higher percentage of the Company policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s policies and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our policy over a policy or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays premium-based compensation to Equitable Distributors. Premium-based compensation is paid based on the Company’s policies sold through Equitable Distributor’s Selling broker-dealers. Premium-based compensation will generally not exceed 94% of the premiums you pay up to one target premium in your policy’s first year; plus 3% of all other premiums you pay in your policy’s first year; plus 3% of all other premiums you pay in policy years two and later. The Company may substitute a form of asset-based compensation after the first policy year. Equitable Distributors, in turn, pays a portion of the premium-based compensation and/or asset-based compensation (together, “compensation”) it receives to the Selling broker-dealer making the sale. The compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

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Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

Legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner’s interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

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13. Financial statements of Separate Account FP and the Company

The financial statements of Separate Account FP, as well as the consolidated financial statements of the Company, are in the Statement of Additional Information (“SAI”).

The financial statements of the Company have relevance for the policies only to the extent that they bear upon the ability of the Company to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

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14. Personalized illustrations

Illustrations of policy benefits

Personalized illustrations.  Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. No illustration will ever show you the actual values available under your policy at any given point in time. This is because many factors affect these values including: (i) the insured person’s characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

Different kinds of illustrations.  Personalized illustrations can reflect the investment management fees and expenses incurred in 2019 (or expected to be incurred in 2020, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios’ investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses of all of the available Portfolios (based upon the aggregate assets in the Portfolios at the end of 2019). A historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option.

The effect of the expense limitation arrangements.  Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

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Requesting more information

The Statement of Additional Information (“SAI”), dated May 1, 2020, is incorporated into this prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.

You may visit the SEC’s website at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number - 811-04335

Statement of additional information

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The Company	2

Ways we pay policy proceeds	2

Distribution of the policies	2

Underwriting a policy	2

Insurance regulation that applies to the Company	2

Custodian	2

Independent registered public accounting firm	2

Financial statements	2

#844121

Equitable Financial Life Insurance Company

SUPPLEMENT DATED MAY 1, 2020 TO PROSPECTUS DATED MAY 1, 2020 FOR INCENTIVE LIFE® ‘99 AND TO PROSPECTUS SUPPLEMENTS DATED MAY 1, 2020 FOR INCENTIVE LIFE® 2000 AND INCENTIVE LIFE® PLUS

This Supplement concerns an additional investment option under our Incentive Life® ‘99, Incentive Life® 2000 and Incentive Life® Plus policies (“your policy”). The Market Stabilizer Option® (“MSO”) is available for investment under your policy, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the “Segments” of the MSO, each of which has a limited duration (a “Segment Term”). Amounts invested in an MSO Segment may be credited with positive or negative interest based, in part, on the performance of the S&P 500 Price Return Index during the Segment term.

The purpose of this Supplement is solely to add to your base policy prospectus (“Your Policy Prospectus”) a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option® prospectus (“MSO Prospectus”) dated May 1, 2020. All of the information in Your Policy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to Your Policy Prospectus) or in the MSO Prospectus.

Accordingly, you should read this Supplement in conjunction with Your Policy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

No Transfer Charges in Connection with MSO

Although we generally reserve the right to either (i) impose up to a $25 charge for each transfer or (ii) to permit 12 free transfers per policy year and thereafter charge $25 for each transfer, we will never exercise these rights with respect to any transfers into or out of the MSO. The following transfers are not subject to the $25 guaranteed maximum charge nor counted toward the free transfer limit:

•	Transfers of the Segment Maturity Value to the variable investment options, guaranteed interest option (“GIO”; also referred to as the “Guaranteed Interest Account”) or to the MSO Holding Account;

•	Transfers from the MSO Holding Account into a new Segment or any variable investment option;

•	Transfers from the variable investment options (also referred to as “investment portfolios”) to the Unloaned GIO to meet the Charge Reserve Amount requirement.

Charges for the MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled “Periodic charges other than underlying trust portfolio operating expenses” in Your Policy Prospectus:

Optional rider charges	When charge is deducted	Maximum amount that may be deducted
Market Stabilizer Option® (MSO)(1)

MSO Variable Index Benefit Charge	Upon allocation to MSO Segment	0.75% of policy account value allocated

MSO Variable Index Segment Account Charge	Monthly (during any MSO Segment Term)	Annual % of your Segment Account Value 1.65%(2)

MSO loan spread	On each policy anniversary (or on loan termination, if earlier)	2% for New York policies 5% for all other policies(3)

MSO Early Distribution Adjustment	On surrender or other distribution (including loan) from an MSO Segment before the Segment Term’s end	75% of Segment Account Value(4)
(1)

Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value,” “Segment Distribution Value” and “Early Distribution Adjustment.”)

EVM 07 (5/20)	Catalog No. 150048 (5/20)
IF/IL99, IL 2000 and IL Plus	#844045

(2)	Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)

We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(4)

The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.

Your policy’s mortality and expense risk charge also applies to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy’s mortality and expense risk charge is deducted on a monthly basis, then the same monthly rate will also be applicable to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy’s mortality and expense risk charge is deducted on a daily basis, then the same daily rate will be applicable to any amounts held in the MSO Holding Account and an equivalent monthly rate will be applicable to the Segment Account Value.

How We Allocate Charges Among Your Investment Options

If you allocate any policy account value to the MSO, our procedures for allocating the policy’s monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled “Managing your allocations” in the Incentive Life® 2000 and Incentive Life® Plus Prospectus Supplements this section is entitled “How we allocate charges among your investment options” (in the Incentive Life® ‘99 Prospectus):

Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy’s Unloaned GIO. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any Segment.) The Charge Reserve Amount at the beginning of any Segment Term is an estimated amount projected to be sufficient to cover monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy’s monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the Unloaned GIO, rather than from the investment options from which those charges otherwise might be deducted. If you have insufficient policy account value in the Unloaned GIO to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction proportionately, based on the current Segment Distribution Values, from any Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from a Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in investment options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.

Growth Cap Rate Available During Initial Year

The section entitled “Growth Cap Rate Available During Initial Year” under “Description of the Market Stabilizer Option” in the MSO Prospectus is deleted in its entirety. All references to a 15% initial year Growth Cap Rate in the MSO Prospectus do not apply if you elect the MSO. The minimum Growth Cap Rate for all contract years is 6%.

Impact of MSO Election on Other Policy Riders and Services

If you elect to allocate any policy account value to the MSO, other riders and services under your policy may be impacted.

Paid Up Death Benefit Guarantee Endorsement

If a paid up death benefit guarantee (which may be referred to as a “paid up no lapse guarantee”) is included with your policy, and if you elect the paid up death benefit guarantee while any Segment is in effect, the Segment Distribution Value will be used

2

in place of the Segment Account Value in the calculation of your policy account value for purposes of determining the paid up death benefit guarantee face amount. All Segments will be terminated on the effective date of the paid up death benefit guarantee with corresponding Early Distribution Adjustments, and the Segment Distribution Values will be reallocated to the variable investment options available with your policy and to the Unloaned GIO in accordance with your prior directions.

Accelerated Death Benefit Rider

If an accelerated death benefit rider (which may be referred to as a “total and permanent disability accelerated death benefit rider” or a “limited life expectancy accelerated death benefit rider”) is included with your policy, the portion of the cash surrender value that is on lien and is allocated to your values in the variable investment options under your policy and investment in the MSO will be transferred to and maintained as part of the Unloaned GIO. You may tell us how much of the accelerated payment is to be transferred from your value in each variable investment option and your value in the MSO. Units will be redeemed from each variable investment option sufficient to cover the amount of the accelerated payment that is allocated to it and transferred to the Unloaned GIO. Any portion of the payment allocated to the MSO based on your instructions will be deducted from any value in the MSO Holding Account and the individual Segments on a pro-rata basis, based on any value in the MSO Holding Account and the current Segment Distribution Value of each Segment, and transferred to the Unloaned GIO. Any portion of the payment allocated to an individual Segment will cause a corresponding Early Distribution Adjustment of the Segment Account Value. If you do not tell us how to allocate the payment, or if we cannot allocate it based on your directions, we will allocate it based on our rules then in effect. Allocation rules will be provided upon request. Such transfers will occur as of the date we approve an accelerated death benefit payment; there will be no charge for such transfers.

Enhanced Death Benefit Guarantee Rider

If an enhanced death benefit guarantee rider is included with your policy, and if you allocate your net premiums or transfer amounts of your policy to the MSO, the enhanced no lapse guarantee rider must first be terminated. Once terminated, any such enhanced death benefit guarantee rider cannot be restored.

Face Amount Increase Endorsement, Term Insurance Riders, or Cost of Living Riders

If your policy has any of these endorsements or riders that schedule or permit an increase in the face amount of your policy or the face amount of a term insurance rider, or any combination of the two, any such increase during a Segment Term will be subject to the “face amount increases” provision of the MSO rider for purposes of determining the sufficiency of your values in the investment options under your policy including the MSO Holding Account, and the Unloaned GIO, to cover the recalculated Charge Reserve Amount on the effective date of the increase. The same provision will govern the necessity for any transfers to supplement the amount in the Unloaned GIO.

Asset Rebalancing Service

If you are invested in MSO, you may also elect the Asset Rebalancing Service. However, any amounts allocated to the MSO will not be included in the rebalance transactions. The investment options available to your Asset Rebalancing Service do not include the MSO Holding Account or Segments.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Incentive Life® is issued by

and is a registered trademark of Equitable Financial Life Insurance Company.

3

Incentive Life® ‘02

An individual flexible premium variable life insurance policy issued by Equitable Life Financial Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company with variable investment options offered under the Company’s Separate Account FP.

Prospectus dated May 1, 2020

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. This prospectus supersedes all prior prospectuses and supplements. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

This prospectus describes the Incentive Life® ‘02 policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy’s material features, benefits, rights and obligations, as well as other information. The description of the policy’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

This policy is no longer being sold. This prospectus is for current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

What is Incentive Life® ‘02?

Incentive Life® ‘02 provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

Variable investment options

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(2)
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World Fund®
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/All Asset Growth Allocation(1)
•	EQ/American Century Mid Cap Value(2)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(1)(2)
•	EQ/ClearBridge Large Cap Growth
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(1)
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology(2)
•	EQ/Mid Cap Index

•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth(2)
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Mid Cap
•	Franklin Mutual Shares VIP
•	Franklin Small Cap Value VIP
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	PIMCO CommodityRealReturn® Strategy
•	T. Rowe Price Equity Income II
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation
•	Templeton Developing Markets VIP
•	Templeton Global Bond VIP
•	Templeton Growth VIP
•	VanEck VIP Global Hard Assets Fund

(1)

This is the variable investment option’s new name. Please see “About the Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of the prospectus.

(2)

This is the surviving variable investment option of a Portfolio merger. Please see “About the Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding “Portfolio” that is part of one of the trusts (the “Trusts”), which are mutual funds. Please see “About the Portfolios of the Trusts” for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy’s insured person dies will generally be income tax free.

Other choices you have.  You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as “premiums”) to your policy, (2) pay certain premium

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

#843935/AA & ADL

amounts to guarantee that your insurance coverage will continue for at least a certain number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) decrease the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by “riders” to your policy.

Other policies.  We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with another policy may not be to your advantage. You can contact us to find out more about any other insurance policy.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a web-site, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-777-6510 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

Contents of this Prospectus

1. Risk/benefit summary: Policy features, benefits and risks	6
How you can pay for and contribute to your policy	6
The minimum amount of premiums you must pay	6
You can guarantee that your policy will not terminate before a certain date	7
You can elect a “paid up” death benefit guarantee	7
Investment options within your policy	7
About your life insurance benefit	8
You can decrease your insurance coverage	9
You can increase your insurance coverage by purchasing another policy	9
Accessing your money	9
Risks of investing in a policy	10

2. Risk/benefit summary: Charges and expenses you will pay	11
Tables of policy charges	11
How we allocate charges among your investment options	13
Changes in charges	13

3. The Company	14
How to reach us	15
About our Separate Account FP	15
Your voting privileges	16
About the Trusts	16

4. About the Portfolios of the Trusts	17
Portfolios of the Trusts	18

5. Determining your policy’s value	29
Your account value	29

“Financial professional” means the registered representative of either Equitable Advisor, LLC (Equitable Financial Advisors in MI and TN) or an unaffiliated broker dealer which has entered into a selling agreement with Equitable Distributor, LLC who is offering you this policy.

When we address the reader of this prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy’s owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word “owner” therefore refers to all owners.

When we use the word “state,” we also mean any other local jurisdiction whose laws or regulations affect a policy.

3

6. Transferring your money among our investment options	30
Transfers you can make	30
How to make transfers	30
Our automatic transfer service	30
Our asset rebalancing service	31

7. Accessing your money	32
Borrowing from your policy	32
Making withdrawals from your policy	33
Surrendering your policy for its net cash surrender value	33
Your option to receive a terminal illness living benefit	33

8. Tax information	34
Basic income tax treatment for you and your beneficiary	34
Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)	34
Tax treatment of living benefits proceeds	36
Business and employer owned policies	36
Requirement that we diversify investments	37
Estate, gift, and generation-skipping taxes	37
Pension and profit-sharing plans	37
Split-dollar and other employee benefit programs	37
ERISA	38
3.8% Tax on Net Investment Income or “NII”	38
Our taxes	38
Tax withholding and information reporting	38
Possibility of future tax changes and other tax information	38

9. More information about policy features and benefits	40
Alternative higher death benefit in certain cases	40
Guarantee premium test for no-lapse guarantees	40
Customer Loyalty Credit	41
Paid up death benefit guarantee	41
Other benefits you can add by rider	42
Variations among Incentive Life® ‘02 policies	43
Your options for receiving policy proceeds	43
Your right to cancel within a certain number of days	44

10. More information about certain policy charges	45
Deducting policy charges	45
Charges that the Trusts deduct	48

11. More information about procedures that apply to your policy	49
Dates and prices at which policy events occur	49
Policy issuance	50

Ways to make premium and loan payments	50
Assigning your policy	50
You can change your policy’s insured person	51
Requirements for surrender requests	51
Gender-neutral policies	51
Future policy exchanges	51

12. More information about other matters	52
About our general account	52
Transfers of your account value	52
Telephone and Internet requests	53
COVID-19	54
Cybersecurity risks and catastrophic events	54
Suicide and certain misstatements	54
When we pay policy proceeds	55
Changes we can make	55
Reports we will send you	55
Distribution of the policies	56
Legal proceedings	58

13. Financial statements of Separate Account FP and the Company	59

14. Personalized illustrations	60
Illustrations of policy benefits	60

Requesting more information Statement of Additional Information Table of contents

4

An index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

account value	6
Administrative office	15
age	50
Allocation Date	7
alternative death benefit	9
amount at risk	46
anniversary	6
assign; assignment	50
automatic transfer service	30
basis	35
beneficiary	43
business day	49
Cash Surrender Value	32
Code	34
collateral	32
cost of insurance charge	46
cost of insurance rates	46
day	49
default	6
disruptive transfer activity	52
Equitable	14
Equitable Access Account	43
Equitable Holdings, Inc.	14
extended no-lapse guarantee	7
face amount	8
grace period	6
guarantee premiums	7
Guaranteed Interest Account	8
guaranteed interest option	8
Incentive Life® ‘02	1
insured person	8, 51
Internet	15, 53
investment funds	8
investment options	7
issue date	50
lapse	6
loan, loan interest	32
market timing	52

Page

modified endowment contract	34
month, year	50
monthly deductions	7
net cash surrender value	33
no-lapse guarantee	7
Option A, B	8
our	1
owner	3
paid up	6, 7, 34
paid up death benefit guarantee	41
partial withdrawal	33
payment option	43
planned periodic premium	6
policy	1
Portfolio	1
premium payments	6
prospectus	1
rebalancing	31
receive	33
restored, restoration	7
riders	2
SEC	1
Separate Account FP	15
state	3
subaccount	15
surrender	33
surrender charge	45
target premium	45
transfers	30
Trusts	1, 16
unit values	15
units	29
us	1
variable investment options	1
we	1
withdrawal	33
you, your	3

5

1. Risk/benefit summary: Policy features, benefits and risks

Incentive Life® ‘02 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this “base policy” are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus.

How you can pay for and contribute to your policy

Premium payments.  We call the amounts you contribute to your policy “premiums” or “premium payments.” The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

Section 1035 exchanges of policies with outstanding loans.  If we approve, you may purchase an Incentive Life® ‘02 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the “Code”). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life® ‘02 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life® ‘02 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see “Borrowing from your policy” later in this prospectus).

You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured’s 100th birthday, so long as you don’t exceed certain limits determined by the federal income tax laws applicable to life insurance.

Limits on premium payments.  The federal tax law definition of “life insurance” limits your ability to pay certain high levels of premiums (relative to the amount of your policy’s insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a “modified endowment contract,” which may subject you to additional taxes and penalties on any distributions from your policy. See “Tax information” later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time your policy’s account value is high enough that the “alternative higher death benefit” discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Planned periodic premiums.  Page 3 of your policy will specify a “planned periodic premium.” This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

The minimum amount of premiums you must pay

Policy “lapse” and termination.  Your policy will lapse (also referred to in your policy as “default”) if your “net account value” is not enough to pay your policy’s monthly charges when due unless:

•

you have paid sufficient premiums to maintain one of our available guarantees against termination, your policy is still within the period of that guarantee, and you do not have an outstanding loan (see “You can guarantee that your policy will not terminate before a certain date” below); or

•	you have elected the “paid up” death benefit guarantee and it remains in effect, and you do not have an outstanding loan (see “You can elect a “paid up” death benefit guarantee” below).

(“Account value” and “net account value” are explained under “Determining your policy’s value” later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to

6

pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

Your policy will terminate if you don’t pay enough premiums (i) to pay the charges we deduct or (ii) to maintain in effect one of the guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See “Tax information,” later in this prospectus.

Restoring a terminated policy.  To have your policy “restored” (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value.

You can guarantee that your policy will not terminate before a certain date

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts “guarantee premiums” and they will be set forth on page 3 of your policy. In most states you have two options for how long the guarantee will last. The two guarantee options are as follows:

(1)	a guarantee for the first five years of your policy (the policy calls this the “no-lapse guarantee”)

or

(2)	a guarantee of 20 years, but in no case beyond the policy anniversary nearest to the insured’s 100th birthday (the policy calls this the “extended no-lapse guarantee”).

In some states, these guarantees may be referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the “guarantee premium test” (discussed in “Guarantee premium test for no-lapse guarantees” under “More information about policy features and benefits” later in this prospectus), and any policy loan must not exceed the policy account value. Maintaining the extended no-lapse guarantee against policy termination will require you to pay more premiums than maintaining only the five-year guarantee.

If you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.

You can elect a “paid up” death benefit guarantee

In most states, provided certain requirements are met and subject to our approval, you may elect to take advantage of our “paid up” death benefit guarantee at any time after the fourth year of your policy if the insured’s attained age is 99 or less. If you elect the paid up death benefit guarantee, we may initially reduce your base policy’s face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy’s face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, the sum of any outstanding policy loans, accrued interest, and any “restricted” amount due to exercise of a living benefits rider exceeds your policy’s account value, or (ii) you request us to terminate the election. For more information about the circumstances under which you can elect the paid-up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), and other effects of this guarantee on your policy, see “Paid up death benefit guarantee” under “More information about policy features and benefits” later in this prospectus.

Investment options within your policy

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the “Investment Start Date”).

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see “Your right to cancel within a certain number of days,” later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will reallocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the “Allocation Date” is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date.

7

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and the Company. The policy is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. If your policy is sold by a financial professional of Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”), your financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

You can choose among variable investment options.

Variable investment options.  The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as “Investment Funds”.) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisors who make the investment decisions for each Portfolio are set forth later in the prospectus under “About the Portfolios of the Trusts.”

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). We may add or delete variable investment options or Portfolios at any time.

Guaranteed interest option.  You can also allocate some or all of your policy’s value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the “Guaranteed Interest Account.”)

We will pay at least 3% annual interest on our guaranteed interest option.

About your life insurance benefit

Your policy’s face amount.  In your application to buy an Incentive Life® ‘02 policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the “face amount” of the base policy. $50,000 is the smallest amount of coverage you can request.

If the insured person dies, we pay a life insurance benefit to the “beneficiary” you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. We also have options available for the manner in which we pay death benefits (see “Your options for receiving policy proceeds” under “More information about policy features and benefits” later in this prospectus).

Your policy’s “death benefit” options.  In your policy application, you also choose whether the basic amount (or “benefit”) we will pay if the insured person dies is:

•

Option A — The policy’s face amount on the date of the insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy’s face amount;

or

•

Option B — The face amount plus the policy’s “account value” on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy’s account value.

Your policy’s “account value” is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under “Determining your policy’s value” later in this prospectus.)

Under Option B, your policy’s death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

Alternative higher death benefit in limited cases.  Your policy is designed to always provide a minimum level of insurance protection relative to your policy’s account value, in part to meet the Internal Revenue Code’s definition of “life insurance.” For more information on the alternative higher death benefit and for information on other adjustments to the death benefit, see “More information about policy features and benefits” later in this prospectus.

8

You can request a change in your death benefit option any time after the second year of the policy and before the policy anniversary nearest to the insured’s 100th birthday; however changes to Option B are not permitted beyond the policy year in which the insured person reaches age 85.

Change of death benefit option.  If you change from Option A to Option B, we automatically reduce your base policy’s face amount by an amount equal to your policy’s account value at the time of the change. We may refuse this change if the policy’s face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 85.

If you change from Option B to Option A, we automatically increase your base policy’s face amount by an amount equal to your policy’s account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy’s death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to “Tax information” later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

You can decrease your insurance coverage

You may request a decrease in your policy’s face amount any time after the second year of your policy and before the policy anniversary nearest to the insured’s 100th birthday. The requested decrease must be at least $10,000. Please refer to “Tax information” for certain possible tax consequences of changing the face amount.

We can refuse any requested decrease. We will not approve any decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy.

The following additional conditions also apply:

You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code’s definition of life insurance. Guarantee premiums, as well as monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. In no event will the surrender charge due exceed your account value less any amounts we are holding to secure policy loans (including any interest on those amounts that have not yet been allocated to the variable investment options). We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy’s face amount or change your death benefit option. This may be necessary in order to preserve your policy’s status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

You can increase your insurance coverage by purchasing another policy

After the first policy year while this policy is in force and the insured person is not more than attained age 85, and provided that there has been no previous reduction in the face amount, you may ask us to increase the face amount of insurance. You must provide evidence satisfactory to us of the insurability of the insured person. Any increase you ask for must be at least $10,000. If the increase is approved, we will issue a new variable life policy for the amount of the increase. The new policy will be issued for the age and rating class of the insured person on the date of increase, and, if we are no longer issuing Incentive Life® ‘02, will be a variable life policy we are issuing on the date of increase. The new policy will be subject to its own terms and conditions, except that (1) we will waive any portion of the monthly administrative charge for the new policy that is independent of the face amount of insurance; and (2) any reduction in face amount, change in death benefit option, or partial withdrawal may not reduce the face amount of the new policy to less than $10,000.

Accessing your money

You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy’s account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See “Borrowing from your policy” later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under “Surrendering your policy for its net cash surrender value”) at any time after the first year of your policy and before the policy anniversary nearest to the insured’s 100th birthday. See “Making withdrawals from your policy” later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See “Surrendering your policy for its net cash surrender value” later in this prospectus. See “Tax information” later in this

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prospectus, for the tax treatment of the various ways in which you can access your money.

Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•

If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination or paid-up death benefit guarantee you may have, you could have to pay more premiums to keep your policy from terminating.

•	If any policy loan and any accrued loan interest either equals or exceeds the account value, your policy will terminate subject to the policy’s Grace Period provision.

•

We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in “Tables of policy charges” under “Risk/benefit summary: Charges and expenses you will pay.”

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•

Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

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2. Risk/benefit summary: Charges and expenses you will pay

Tables of policy charges

For more information about some of these charges, see “Deducting policy charges” under “More information about certain policy charges” later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about certain policy charges.”

Transaction Fees
Charge	When charge is deducted	Amount deducted
Premium charge	From each premium	6% of each premium payment.(1)
Surrender (turning in) of your policy during its first 10 years	Upon surrender	Initial surrender charge per $1,000 of initial base policy face amount:(2)

Highest: $30.93

Lowest: $5.97
Representative: $13.81(3)
Request a decrease in your policy’s face amount	Effective date of the decrease	A pro rata portion of the charge that would apply to a full surrender at the time of the decrease.
Transfers among investment options	Upon transfer	$25 per transfer.(4)
Adding a living benefits rider	At the time of the transaction	$100 (if elected after policy issue)
Exercise of option to receive a “living benefit”	At the time of the transaction	$250

Special services charges

• Wire transfer charge(5)	At the time of the transaction	Current and Maximum Charge:	$90

• Express mail charge(5)	At the time of the transaction	Current and Maximum Charge:	$35

• Policy illustration charge(6)	At the time of the transaction	Current Charge:	$0

		Maximum Charge:	$25

• Duplicate policy charge(6)	At the time of the transaction	Current and Maximum Charge:	$35

• Policy history charge(6)(7)	At the time of the transaction	Current and Maximum Charge:	$50

• Charge for returned payments(6)	At the time of the transaction	Current and Maximum Charge:	$25

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This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Amount deducted
Administrative charge(8)	Monthly	(1) Policy Year	Amount Deducted
		1	$20
		2+	$10
		plus

(2) Charge per $1,000 of initial base policy face amount during your policy’s first ten years:

Highest: $0.10
Lowest: $0.03
Representative: $0.06(9)
Cost of insurance charge(8)(10)	Monthly	Charge per $1,000 of the amount for which we are at risk:(11)

Highest: $83.34
Lowest: $0.06
Representative: $0.15(12)

Mortality and expense risk charge	Monthly	Policy Year	Annual % of your value in our variable investment options

		1–15	0.80%
		16+	0.50%

Loan interest spread(13)	On each policy anniversary (or on loan termination, if earlier)	2% of loan amount.(14)
Optional rider charges	While the rider is in effect
Children’s term insurance	Monthly	Charge per $1,000 of rider benefit amount:
$0.50
Disability deduction waiver	Monthly	Percentage of all other monthly charges:

Highest: 132%
Lowest: 7%
Representative: 12%(15)
Disability premium waiver	Monthly	Charge for disability premium waiver per $1,000 of benefit for which such rider is purchased:(16)

Initial base policy face amount:(17)
Highest: $0.76
Lowest: $0.02
Representative: $0.07(18)

Option to purchase additional insurance:
Highest: $0.08
Lowest: $0.02
Representative: $0.03(18)

Children’s term insurance:
Highest: $0.03
Lowest: $0.01
Representative: $0.01(18)
Option to purchase additional insurance	Monthly	Charge per $1,000 of rider benefit amount:
Highest: $0.17
Lowest: $0.04
Representative: $0.16(9)
(1)

We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% of each premium payment after an amount equal to ten “target premiums” has been paid. The “target premium” is actuarially determined

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for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount, among other factors. Generally, the target premiums per thousand are lower for face amounts of $250,000 and higher. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see “Accounting benefit endorsement” in “More information about policy features and benefits” later in this prospectus).
(2)

If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see “Accounting benefit endorsement” in “More information about policy features and benefits” later in this prospectus).

(3)	This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at issue.
(4)

No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(5)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(6)	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More information about certain policy charges” for more information.
(7)	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More information about certain policy charges” for more information.
(8)	Not applicable after the insured person reaches age 100.
(9)	This representative amount is the rate we guarantee for a representative insured age 35 at issue.
(10)	Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.
(11)	Our amount “at risk” is the difference between the amount of death benefit and the account value as of the deduction date.
(12)	This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue in the standard non-tobacco user risk class.
(13)

We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(14)	We may, however, increase this charge higher than 2% as a result of changes in the tax laws which increase our expenses.
(15)	This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue who is not in a rated risk class.
(16)

Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, and to any option to purchase additional insurance or children’s term insurance riders that you have added to your policy.

(17)

The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(18)	This representative amount is the rate we guarantee for a representative insured male, age 35 at issue who is in the non-rated non-tobacco user risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Portfolio Operating Expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)(1)	Lowest 0.58%	Highest 2.37%

(1)

“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2021 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2021. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(*)	Lowest 0.58%	Highest 2.26%

(*)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

How we allocate charges among your investment options

In your application for a policy, you tell us from which investment options you want us to take the policy’s monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.

Changes in charges

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see “Our taxes” under “Tax information” later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

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3. The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

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How to reach us

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to “Telephone and Internet requests” for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

By mail:

At the Post Office Box for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

P.O. Box 1047

Charlotte, North Carolina 28201-1047

By express delivery only:

At the Street Address for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

8501 IBM Drive, Suite 150

Charlotte, North Carolina 28262-4333

1-704-341-7000 (for express delivery purposes only)

By Phone:

Monday through Thursday, 8:00 AM to 7:00 PM and Friday, 8:00 AM to 5:30 PM, Eastern Time: 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

By e-mail:

life-service@equitable.com

By fax:

1-855-268-6378

By Internet:

You may register for online account access at www.equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

Required Forms.  We require that the following types of communications be on specific forms we provide for that purpose:

(1)	request for our automatic transfer service (our dollar cost averaging service);

(2)	request for our asset rebalancing service;

(3)	transfers among investment options (if submitted by e-mail);

(4)	designation of new policy owner(s); and

(5)	designation of new beneficiary(ies).

Other Requests.  We also have specific forms that we recommend you use for the following:

(a)	policy surrenders;
(b)	transfers among investment options (not submitted by e-mail);

(c)	changes in allocation percentages for premiums and deductions; and

(d)	electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by phone (2) over the Internet, through www.equitable.com or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see “How to make transfers” and “Telephone and Internet requests” later in this prospectus. In the future, we may require that certain requests be completed over the Internet.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as “market timing.” (See “Disruptive transfer activity” in “More information about other matters.”)

Formal Requirements.  Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person’s name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

eDelivery

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

About our Separate Account FP

Each variable investment option is a part (or “subaccount”) of our Separate Account FP. We established Separate Account FP

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under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of the Company’s other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life® ‘02 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Advisors Trust and Equitable VIP Premier Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

Your voting privileges

Voting of Portfolio shares.  As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio’s shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

Voting as policy owner.  In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life® ‘02 and other policies that Separate Account FP supports.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

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4. About the Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG, a wholly owned subsidiary of the Company, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the ”EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value

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and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Portfolios of the Trusts

EQ Premier VIP Trust(++) Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	A	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	A	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	A	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND(*)(1)	A	Seeks to achieve high total return through a combination of current income and capital appreciation.	• AXA Investment Managers, Inc. • Brandywine Global Investment Management, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.

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EQ Premier VIP Trust(++) Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MODERATE ALLOCATION	A	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	A	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2025 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	IB	Seeks a high level of total return.	• Equitable Investment Management Group, LLC • Palisade Capital Management, L.L.C.
1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	IB	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	IB	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.

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EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SMALL CAP VALUE(**)(1)	IB	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management LLC
1290 VT SMARTBETA EQUITY	IB	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	IA	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/500 MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SMALL CAP GROWTH	IA	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/ALL ASSET GROWTH ALLOCATION(*)(2)	IB	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE(**)(2)	IA	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BLACKROCK BASIC VALUE EQUITY	IA	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC

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EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CAPITAL GROUP RESEARCH(*)(3)(**)(3)	IB	Seeks to achieve long-term growth of capital.	• Capital International, Inc. • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN RISING DIVIDENDS	IB	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN STRATEGIC INCOME	IB	Seeks a high level of current income. A secondary goal is long-term capital appreciation.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.

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EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/GLOBAL BOND PLUS	IA	Seeks to achieve capital growth and current income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Wells Fargo Asset Management (International) Limited and Wells Capital Management, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/INTERMEDIATE GOVERNMENT BOND	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	IA	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

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EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	IA	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	IB	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE(**)(4)	IA	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	IA	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

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EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE(*)(4)	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management

24

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MFS MID CAP FOCUSED GROWTH	IB	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY(**)(6)	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MID CAP INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY(+++)	IA	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(+)	IA	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH(**)(5)	IB	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Morgan Stanley Investment Management Inc.
EQ/PIMCO REAL RETURN	IB	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO TOTAL RETURN	IB	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC

25

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/PIMCO ULTRA SHORT BOND	IA	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/QUALITY BOND PLUS	IA	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	IA	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	IA	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	IB	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company LLP
MULTIMANAGER AGGRESSIVE EQUITY	IA	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U. S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	IA	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • DoubleLine Capital LP • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.

26

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
MULTIMANAGER TECHNOLOGY	IA	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
American Funds Insurance Series® Portfolio Name — Class 4 Shares	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
GLOBAL SMALL CAPITALIZATION FUND	The fund’s investment objective is to provide long-term growth of capital.	• Capital Research and Management Company
NEW WORLD FUND®	The fund’s investment objective is long-term capital appreciation.	• Capital Research and Management Company
Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	The fund seeks high total return through a combination of current income and capital appreciation.	• Fidelity Management & Research Company (FMR)
FIDELITY® VIP MID CAP PORTFOLIO	The fund seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)
Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FRANKLIN MUTUAL SHARES VIP FUND	Seeks capital appreciation. Its secondary goal is income.	• Franklin Mutual Advisers, LLC
FRANKLIN SMALL CAP VALUE VIP FUND	Seeks long-term total return.	• Franklin Mutual Advisers, LLC
TEMPLETON DEVELOPING MARKETS VIP FUND	Seeks long-term capital appreciation.	• Templeton Asset Management Ltd.
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.
TEMPLETON GROWTH VIP FUND	Seeks long-term capital growth.	• Templeton Global Advisors Limited
Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

27

MFS® Variable Insurance Trusts — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

PIMCO Variable Insurance Trust — Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC

T. Rowe Price Equity Series, Inc. Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	• T. Rowe Price Associates, Inc.

VanEck VIP Trust — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation
(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++)	Formerly known as AXA Premier VIP Trust.
(+++)	For this Portfolio only, we offer Class IA Shares—not Class IB Shares.
(*)

This information reflects the variable investment option’s name. The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option Name
(1)	Charter Multi-Sector Bond
(2)	All Asset Growth-Alt 20
(3)	EQ/Capital Guardian Research
(4)	EQ/MFS International Value

(**)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option
(1)	Charter Small Cap Value	1290 VT Small Cap Value
(2)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value
(3)	EQ/UBS Growth & Income	EQ/Capital Guardian Research
(4)	Multimanager Mid Cap Growth	EQ/Janus Enterprise
(5)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
(6)	EQ/MFS Technology II	EQ/MFS Technology

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

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5. Determining your policy’s value

Your account value

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy’s “account value.” You instruct us to allocate your account value to one or more of the policy’s investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in (iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See “Borrowing from your policy” later in this prospectus. Your “net account value” is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any “restricted” amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our “Guaranteed Interest Account.”) Your account value is subject to certain charges discussed in “Risk/ benefit summary: Charges and expenses you will pay” earlier in this prospectus.

Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select, and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.

Your policy’s value in our variable investment options.  We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by “units.”

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy’s variable investment options, we “redeem” (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you “purchase” additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding

Portfolio’s shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day’s value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

Your policy’s value in our guaranteed interest option.  Your policy’s value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any “restricted” amounts that we hold in that option as a result of your election to receive a living benefit. See “Your option to receive a terminal illness living benefit” later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate.

Amounts may be allocated to or removed from your policy’s value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

29

6. Transferring your money among our investment options

Transfers you can make

You can transfer among our variable investment options and into our guaranteed interest option.

After your policy’s Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Please see “Investment options within your policy” in “Risk/benefit summary: Policy features, benefits and risks” for more information about your role in managing your allocations.

Current unrestricted transfers out of the guaranteed interest option.   We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the “How to make transfers” section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as “restricted” amounts as a result of your election to receive a living benefit, if available under your policy. Finally, there may be a charge for making this transfer. Please see “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus for more information about charges for this transfer.

Disruptive transfer activity.  We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “More information about other matters”).

How to make transfers

Internet transfers.  Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our www.equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to online transfers are described below.

Online transfers.  You can make online transfers by following one of two procedures:

•	For individually owned policies for which you are the owner, by logging onto our website, described under “By Internet” in “How to reach us” earlier in this prospectus; or

•	For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.equitable.com or by contacting our Administrative Office.

For more information, see “Telephone and Internet requests” later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

Transfers through our Administrative Office.  You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

Our automatic transfer service

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low, and fewer units if the unit’s value is high. Therefore, you may achieve a lower average cost per unit over the long term.

Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.

Our automatic transfer service (also referred to as our “dollar cost averaging service”) enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other

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variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

Our asset rebalancing service

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. The guaranteed interest option is not an available investment option with the asset rebalancing service.

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7. Accessing your money

Borrowing from your policy

You may borrow up to 90% of the difference between your policy’s account value and any surrender charges that are in effect under your policy. (In your policy, this “difference” is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See “Your option to receive a terminal illness living benefit” below.

You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan’s repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

•	you cannot make transfers or withdrawals of the collateral;

•	we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

•	the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

Loan interest we charge.  The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the “Monthly Average Corporate” yield published in Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

Interest that we credit on loan collateral.  Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy’s first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy’s 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest).

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy’s investment options in the same proportions as if it were a premium payment.

Effects of policy loans.  A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause any other guarantee against lapse to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy’s proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See “Tax information” below for a discussion of the tax consequences of policy loans.

Paying off your loan.  You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don’t instruct us, in the same proportion as if they were premium payments.

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Making withdrawals from your policy

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured’s 100th birthday. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

You can withdraw all or part of your policy’s net cash surrender value, although you may incur tax consequences by doing so.

Effect of partial withdrawals on insurance coverage.  If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy’s face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or because it could result in a no-lapse guarantee not being in effect.

You should refer to “Tax information” below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

Surrendering your policy for its net cash surrender value

Upon written request satisfactory to us, you can surrender (give us back) your policy for its “net cash surrender value” at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is “restricted” as a result of previously distributed “living benefits,” and minus any surrender charge that then remains applicable. The surrender charge is described in “Charges and expenses you will pay” earlier in this prospectus.

Please refer to “Tax information” below for the possible tax consequences of surrendering your policy.

Your option to receive a terminal illness living benefit

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy’s death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a “lien” we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy’s net cash surrender value to the policy’s guaranteed interest option. This amount, together with the interest we charge thereon, will be “restricted”— that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy’s value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See “Tax information” below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

You can arrange to receive a “living benefit” if the insured person becomes terminally ill.

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8. Tax information

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

Basic income tax treatment for you and your beneficiary

An Incentive Life® ‘02 policy will be treated as “life insurance” for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the “Code”) and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

•	the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and

•

increases in your policy’s account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See “Assigning your policy” later in this prospectus. See also special rules below for “Business and employer owned policies,” and for the discussion of insurable interest under “Other information.”

Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a “modified endowment contract” (sometimes also referred to as a “MEC”). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

Testing for modified endowment contract status.  Your policy will be a “modified endowment contract” if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. (“Paid up” means that no future premiums would be required.) This is called the “seven-pay” test.

Whenever there is a “material change” under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, or selection of additional rider benefits or certain other changes.

If your policy’s benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of

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amounts to you that may be includible as income. See “Changes we can make” later in this prospectus.

Taxation of pre-death distributions if your policy is not a modified endowment contract.  As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your “basis” in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. In addition, if a policy terminates after a grace period, the extinguishment of any then-outstanding policy loan and unpaid loan interest will be treated as a distribution and could be subject to tax under the foregoing rules. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

Policy loans.  Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value; (3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract (“MEC”), any loan will be treated as a distribution when made, and thus may be taxable at such time.

Taxation of pre-death distributions if your policy is a modified endowment contract.  Any distribution from your policy will be taxed on an “income-first” basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the Company (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

If your policy terminates after a grace period, the extinguishment of any then outstanding policy loan and unpaid loan interest will be treated as a distribution  (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally

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assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

Policy changes.  Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

Restoration of a terminated policy.  For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

Tax treatment of living benefits proceeds

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee’s gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law’s definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person, however, if the payee has an insurable interest in the insured person’s life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

Business and employer owned policies

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

Requirements for income tax free death benefits.  Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner’s income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy otherwise, benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term “material” has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance.  Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called “split-dollar” arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy’s average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity’s other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

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Uses of policy which may be scrutinized.  The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS “Recognized Abusive and Listed Transactions” and how they may affect your policy.

Requirement that we diversify investments

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

Estate, gift, and generation-skipping taxes

If the policy’s owner is the insured person, the death benefit will generally be includable in the owner’s estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner’s estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person’s taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse’s exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person’s spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2020, indexed for inflation).

As a general rule, if you make a “transfer” to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent “skips” his or her children and names his or her grandchildren as a policy’s beneficiaries. In that case, the generation-skipping “transfer” would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.

The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

Pension and profit-sharing plans

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

Split-dollar and other employee benefit programs

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person’s consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or

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directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% Tax on Net Investment Income or “NII”

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer’s NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

Our taxes

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Possibility of future tax changes and other tax information

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many long-standing tax rules, including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In

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addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes

In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this tax information section, several IRS Notices collectively provide special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary (“1980 CSO”) mortality tables.

The Notices provide “safe harbor” guidance which would not require certain 2009 or later changes to cause tax testing to become subject to any prevailing mortality tables subsequent to the 1980 CSO mortality tables. This safe harbor guidance covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO mortality tables. Certain ratings changes and requests for substitution of the insured will not be permitted in the absence of further guidance. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

Other information

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio’s shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy’s proportionate share of the assets of the Separate Account.

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9. More information about policy features and benefits

Alternative higher death benefit in certain cases

The basic Option A and Option B death benefits are described under “About your life insurance benefit” in “Risk/benefit summary: Policy features, benefits and risks” earlier in this prospectus.

We will automatically pay an alternative death benefit if it is higher than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy’s account value on the insured person’s date of death by a percentage specified in your policy. The percentage depends on the insured person’s age. Representative percentages are as follows:

If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.

Age:*	40 and under	45	50	55	60	65
%:	250%	215%	185%	150%	130%	120%
Age:	70	75-95	99 and Over
%:	115%	105%	101%
*	For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life® ‘02 policy to satisfy the definition of “life insurance contract” under Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life® ‘02 policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the

Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.  We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See “Your option to receive a terminal illness living benefit” earlier in this prospectus.

Guarantee premium test for no-lapse guarantees

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these two guarantees as our “no-lapse guarantee” and our “extended no-lapse guarantee,” and you can read more about them in “You can guarantee that your policy will not terminate before a certain date” in “Risk/ benefit summary: Policy features, benefits and risks,” earlier in this prospectus.

Guarantee premium test.  If your policy’s net account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either the no-lapse guarantee or extended no-lapse guarantee that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the no-lapse or extended no-lapse guarantees, we compound each amount at a 4% annual interest rate from the due date through the date of the calculation. (This interest rate is only for purposes of determining

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whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

Guarantee premiums.  The amount of the guarantee premiums for each of the no-lapse or extended no-lapse guarantees is set forth in your policy on a monthly basis if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy changes, or a rider is added or eliminated, or if there is a change in the insured person’s risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.

Customer Loyalty Credit

Effective as of your policy monthly anniversary in May 2012, we provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The credit will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options (not including any value we are holding as collateral for any policy loans).

Paid up death benefit guarantee

Subject to our approval, you may elect the “paid up” death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy’s death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy’s death benefit and potential policy lapse. You may elect this benefit provided:

•	you have death benefit “Option A” in effect (see “About your life insurance benefit” in “Risk/benefit summary: Policy features, benefits and risks,” earlier in this prospectus);

•	you terminate any additional benefit riders to your policy;

•	the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a distribution from the policy to avoid such disqualification; and
•	the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The paid up death benefit guarantee applies only to your base policy’s face amount, and not to other coverage under any riders that (as noted above) must be terminated when the guarantee is elected. As explained below, electing the paid up death benefit guarantee may reduce your policy’s face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

Possible reduction of face amount.  The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.)

Other effects of this guarantee.  You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you are permitted to pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see “Making withdrawals from your policy” earlier in this prospectus), except that:

•

We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

•	Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy’s face amount by more than the amount of the withdrawal.

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The election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See “Tax treatment of distributions to you” under “Tax information,” earlier in this prospectus. You should consult your tax advisor before making this election.

Other benefits you can add by rider

You may be eligible for the following other optional benefits made available by rider:

•

disability deduction waiver — This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured’s age 65 or the termination of disability. Issue ages are 0 – 59. However, coverage is not provided until the insured’s fifth birthday. The maximum amount of coverage is $3,000,000 for all the Company and affiliates’ policies in-force and applied for.

•

disability premium waiver — This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater and if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured’s age 65 or the termination of disability. Issue ages are 0 – 59. However, coverage is not provided until the insured’s fifth birthday. The maximum amount of coverage is $3,000,000 for all the Company and affiliates’ policies in-force and applied for.

•

option to purchase additional insurance — This rider allows the policy owner to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0 – 37.

•

children’s term insurance — This rider provides term insurance on the life of the insured’s children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the issue ages of 17 and 55.

We add the following benefits automatically at no charge to each eligible policy:

•	substitution of insured person rider — (see “You can change your policy’s insured person” under “More information about procedures that apply to your policy”)

•	waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations) —

This endorsement waives the surrender charges otherwise applicable upon surrender or reduction in the face amount any time there is no Federal Estate Tax in effect, beginning in 2011. (This benefit is not available for policies issued on or after February 1, 2006.)

•	living benefits rider — (see “Your option to receive a terminal illness living benefit” under “Accessing your money”)

•	accounting benefit endorsement (see below)

•	paid up death benefit guarantee — (see “Paid up death benefit guarantee” earlier in this section)

The Company or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also “Tax information” earlier in this prospectus for certain possible tax consequences and limitations of adding or deleting riders or changing the death benefits under a rider.

Accounting benefit endorsement

Subject to the conditions discussed below, the Company offered an endorsement to your policy (the “Endorsement”) that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement was offered where the following conditions were met:

•	policies were corporately owned, or are “split-dollar” cases that are collaterally assigned to the company;

•	the persons proposed to be insured were deemed by us to be “highly compensated” individuals;

•	the minimum initial premium under each policy was remitted to the Company by the employer; and

•

the aggregate annualized first year planned periodic premium was at least $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies were issued.

Eligible cases were issued with the accounting benefit endorsement unless the policy owner requested us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer’s earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policy owners

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must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

Surrender In Policy Year	Percent Of Premium Deduction Refunded	Percent Of Surrender Charges Waived
1	100%	100%
2	67%	80%
3	33%	60%
4	0%	40%
5	0%	20%
6 and later	0%	0%

For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

•	67% of the charges that had been deducted from premiums (i.e., the sales charge); and

•	80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of “life insurance contract” under Section 7702 of the Code. In some cases, this may result in the payment of a higher death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

We offer products designed specifically for this marketplace. You can contact us to find out more about any other the Company insurance policy.

Variations among Incentive Life® ‘02 policies

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

The Company also may vary or waive the charges (including surrender charges) and other terms of Incentive Life® ‘02 where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life® ‘02. We will make such variations only in accordance with uniform rules that we establish.

The Company or your financial professional can advise you about any variations that may apply to your policy.

Your options for receiving policy proceeds

Beneficiary of death benefit.  You designate your policy’s beneficiary in your policy application. You can change the beneficiary at any other time during the insured person’s life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person’s surviving children. If there are no surviving children, we will instead pay the insured person’s estate.

Payment options for death benefit.  In your policy application, or at any other time during the insured person’s life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy’s owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. The Company or your financial professional can provide you with samples of such contracts on request.

You can choose to have the proceeds from the policy’s life insurance benefit paid under one of our payment options, rather than as a single sum.

If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside of the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

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If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under “When we pay policy proceeds,” later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

Payment options for surrender and withdrawal proceeds.  You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the date the policy was returned, plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest.

Your policy will set forth the length of your “free look” period.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see “Surrendering your policy for its net cash surrender value,” earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see “Tax information,” earlier in this prospectus for possible consequences of cancelling your policy.

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10. More information about certain policy charges

Deducting policy charges

Purposes of policy charges.  The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see “Risk/benefit summary: Charges and expenses you will pay.”

Transaction charges

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see “Periodic charges” below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

• Premium charge.  We deduct an amount not to exceed 6% from each premium payment you send us. We may increase this charge higher than 6% however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% after an amount equal to ten “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount, among other factors. Generally, the target premiums per thousand are lower for face amounts of $250,000 and higher. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see “Accounting benefit endorsement” in “More information about policy features and benefits” earlier in this prospectus). The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

• Surrender charges.  If you give up this policy for its net cash surrender value before the end of the tenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $5.97 and $30.93 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year beginning after the sixth policy year until it reaches zero in the twelfth month of policy year 10. The initial amount of surrender charge depends on each policy’s specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see “Accounting benefit endorsement” in “More information about policy features and benefits” earlier in this prospectus).

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

• Request a decrease in your policy’s face amount.  If there is a requested base policy face amount reduction within the first 10 policy years, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

• Transfers among investment options.  Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy’s value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never

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apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

• Adding a living benefits rider.  If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

• Exercise of option to receive a terminal illness “living benefit.”  If you elect to receive a terminal illness “living benefit,” we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

• Wire transfer charge. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

• Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

• Policy illustration charge. We do not charge for illustrations. We reserve the right to charge in the future.

• Duplicate policy charge. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

• Policy history charge. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

• Charge for returned payments. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

Periodic charges

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

• Administrative charge.  In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $8 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. In addition, we deduct between $0.03 and $0.10 per $1,000 of your initial base policy face amount at the beginning of each policy month in the first ten policy years. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

• Cost of insurance charge.  The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as “net amount at risk”) on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person’s increasing age.

On a guaranteed basis, we deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life® ‘02 policies for insureds who are age 18 or above are based on the 1980 Commissioner’s Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life® ‘02 policies for insureds who are under age 18 are based on the 1980 Commissioner’s Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed

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maximum cost of insurance rates are based on the 1980 Commissioner’s Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner’s Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured’s cost of insurance rate is not based on that insured’s status as a tobacco user or non-tobacco user. We offer non-tobacco rates for ages 18 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured’s 18th birthday, we will send a notice to the policy owner giving the policy owner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policy owner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Administrative Office by the policy anniversary date nearest the insured’s 18th birthday, tobacco user rates will apply. The policy owner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

You may ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person’s rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any ratings changes, please see “2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes” in “Tax information” earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher, and further reduced for face amounts of $2,000,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in the face amount may cause your cost of insurance rates to go up.

• Mortality and expense risk charge.  We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

During the first fifteen years, we deduct a monthly charge at an annual rate of 0.80% of the value in your policy’s variable investment options up to $250,000, 0.70% of the value over $250,000 and up to $2 million, and 0.60% of the value over $2 million. In policy year 16 and thereafter, we deduct a monthly charge at an annual rate of 0.30% of the value in your policy’s variable investment options up to $250,000 and 0.20% of the value in your policy’s variable investment options over $250,000. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.80% during the first fifteen policy years or 0.50% thereafter. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

• Loan interest spread.  We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The maximum loan interest spread is 2%. We may, however, increase the loan interest spread higher than 2% as a result of changes in the tax laws which increase our expenses. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see “Borrowing from your policy” under “Accessing your money” earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

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Optional rider charges

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

• Children’s term insurance.  If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child’s coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

• Disability deduction waiver.  If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

• Disability premium waiver.  If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.76 per $1,000 of initial base policy face amount. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.08. If you choose the children’s term insurance, we will deduct an amount between $0.01 and $0.03. These amounts are in addition to the charges for the riders themselves.

• Option to purchase additional insurance.  If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees (not applicable to all portfolios).

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.
•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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11. More information about procedures that apply to your policy

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

Dates and prices at which policy events occur

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Date of receipt.  Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

Business day.  Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

Payments you make.  The following are reflected in your policy as of the date we receive them in complete and proper form:

•	premium payments received after the policy’s investment start date (discussed below)

•	loan repayments and interest payments

Requests you make.  The following transactions occur as of the date we receive your request in complete and proper form:

•	withdrawals

•	tax withholding elections

•	face amount decreases that result from a withdrawal

•	changes of allocation percentages for premium payments or monthly deductions

•	surrenders
•	changes of owner

•	changes of beneficiary

•	transfers from a variable investment option to the guaranteed interest option

•	changes in form of death benefit payment

•	loans

•	transfers among variable investment options

•	assignments

•	termination of paid up death benefit guarantee

The following transactions occur on your policy’s next monthly anniversary that coincides with or follows the date we approve your request:

•	changes in face amount

•	election of paid up death benefit guarantee

•	changes in death benefit option

•	restoration of terminated policies

•	termination of any additional benefit riders you have elected

Automatic transfer service.  Transfers pursuant to our automatic transfer service (dollar cost averaging service) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy’s initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy’s first monthly anniversary that coincides with or follows the date we receive your request.

Asset rebalancing service.  If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy’s Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

Delay in certain cases.  We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in “Delay of variable investment option proceeds” later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

Prices applicable to policy transactions.  If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day’s close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day’s close.

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Effect of death or surrender.  You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

Policy issuance

Register date.  When we issue a policy, we assign it a “register date,” which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy’s register date.

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If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

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If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the Guaranteed Interest Account.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

Investment start date.  This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under “Policy issuance,” above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

Commencement of insurance coverage.  You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

Non-issuance.  If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

Age; age at issue.  Unless the context in this prospectus requires otherwise, we consider the insured person’s “age” during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person’s age for the first policy year (“age at issue”) is that person’s age on whichever birthday is closer to (i.e., before or after) the policy’s register date.

Ways to make premium and loan payments

Checks and money orders.  Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to “Equitable Financial Life Insurance Company.”

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier’s check payable directly to the Company, although we must report such “cash equivalent” payments to the Internal Revenue Service under certain circumstances. Cash and travelers’ checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than the Company and endorsed over to the Company only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

Assigning your policy

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of

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such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under “Split-dollar and other employee benefit programs” and “Estate, gift, and generation-skipping taxes” in the “Tax information” section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

You can change your policy’s insured person

Note:  Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy’s insured person. For further information, please see “2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes” under “Tax information” earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

After the policy’s second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person’s insurance risk characteristics and may result in a loss of the no-lapse guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a “modified endowment contract” or to fail the Internal Revenue Code’s definition of “life insurance,” or in some cases require that we also distribute certain amounts to you from the policy. See “Tax information” earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance. See “2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes” in “Tax information” earlier in this prospectus.

Requirements for surrender requests

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Gender-neutral policies

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life® ‘02 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life® ‘02 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life® ‘02 policy.

Future policy exchanges

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

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12. More information about other matters

About our general account

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy’s account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

Transfers of your account value

Transfers not implemented.  If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you.

This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person’s death. Similarly, the asset rebalancing service will terminate if either (2) or (3) occurs.

Disruptive transfer activity.  You should note that the policy is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could

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result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Telephone and Internet requests

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in “How to make transfers” under “Transferring your money among our investment options.”

Also, you may make the following additional types of requests by calling the number under “By Phone:” in “How to reach us” from a touch-tone phone, if the policy is individually owned and you are the owner, or through www.equitable.com if you are the individual owner:

•	changes of premium allocation percentages

•	changes of address

•	request forms and statements

•	to request a policy loan (loan requests cannot be made online by corporate policy owners)

•	enroll for electronic delivery and view statements/documents online

•	to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically taperecorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through www.equitable.com, you must first agree to the terms and conditions set forth in our www.equitable.com Online Services Agreement which you can find at our website. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions.

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We will assume that all instructions received through www.equitable.com are given by you; however, we reserve the right to refuse to process any transaction and/or block access to www.equitable.com if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of “Disruptive transfer activity” above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the policy. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the policy, such as purchasing the policy or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Suicide and certain misstatements

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited

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as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

When we pay policy proceeds

General.  We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

Clearance of checks.  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of guaranteed interest option proceeds.  We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

Delay of variable investment option proceeds.  We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

Delay to challenge coverage.  We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

Changes we can make

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

•	combine two or more variable investment options or withdraw assets relating to Incentive Life® ‘02 from one investment option and put them into another;

•	end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

•	operate Separate Account FP under the direction of a “committee” or discharge such a committee at any time;

•	restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;
•

operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

Reports we will send you

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy’s current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately

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at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

Distribution of the policies

The policies are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC asbroker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other the Company life and annuity products we issue.

The policies are sold by financial professionals of Equitable Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on policies sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see “Risk/ benefit summary: Charges and expenses you will pay” and “More information about certain policy charges” earlier in this prospectus.

As used below, the “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount and Distributor, among other factors.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on premium payments made on the policies sold through Equitable Advisors (“premium-based compensation”). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy’s first year; plus 8.5% of all other premiums you pay in your policy’s first year; plus 11% of all other premiums you pay in policy years two and later. Equitable Advisors, in turn, may pay a portion of the premium-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive premium-based compensation on a policy in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of our policy than it pays for the sale of a policy or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same policy. Equitable Advisors also pay different levels of compensation based on different policy types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to

56

Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s policies and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our policy over a policy or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays premium-based compensation to Equitable Distributors. Premium-based compensation is paid based on the Company’s policies sold through Equitable Distributor’s Selling broker-dealers. Premium-based compensation will generally not exceed 99% of the premiums you pay up to one target premium in your policy’s first two year; plus 3% of all other premiums you pay in your policy’s first year; plus 3% of all other premiums you pay in policy years two and later. The Company may substitute a form of asset-based compensation after the first policy year. Equitable Distributors, in turn, pays a portion of the premium-based compensation and/or asset-based compensation (together, “compensation”) it receives to the Selling broker-dealer making the sale. The compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

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Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

Legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner’s interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

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13. Financial statements of Separate Account FP and the Company

The financial statements of Separate Account FP, as well as the consolidated financial statements of the Company, are in the Statement of Additional Information (“SAI”).

The financial statements of the Company have relevance for the policies only to the extent that they bear upon the ability of the Company to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

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14. Personalized illustrations

Illustrations of policy benefits

Personalized illustrations.  Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. No illustration will ever show you the actual values available under your policy at any given point in time. This is because many factors affect these values including: (i) the insured person’s characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

Different kinds of illustrations.  Personalized illustrations can reflect the investment management fees and expenses incurred in 2019 (or expected to be incurred in 2020, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios’ investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2019. You may request a weighted illustration that computes the average of investment management fees and expenses of all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.

The effect of the expense limitation arrangements.   Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

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Requesting more information

The Statement of Additional Information (“SAI”), dated May 1, 2020, is incorporated into this prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC, 28201-1047 The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.

You may visit the SEC’s web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335

Statement of Additional Information

Page

The Company	2

Ways we pay policy proceeds	2

Distribution of the policies	2

Underwriting a policy	2

Insurance regulation that applies to the Company	2

Custodian	2

Independent registered public accounting firm	2

Financial statements	2

#844121

Incentive Life® ‘02

Incentive Life®

Individual flexible premium variable life insurance policies issued by Equitable Financial Life Insurance Company (the “Company”) with variable investment options offered under the Company’s Separate Account FP.

Statement of Additional Information dated May 1, 2020

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related Incentive Life® ‘02 and Incentive Life® prospectuses, dated May 1, 2020. Those prospectuses provide detailed information concerning the policies and the variable investment options, as well as the guaranteed interest option, that fund the policies. Each variable investment option is a subaccount of the Company’s Separate Account FP. Separate Account FP’s predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of the Company’s general account. Definitions of special terms used in the SAI are found in the prospectuses.

A copy of each prospectus is available free of charge by writing the Administrative office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) or by contacting your financial professional.

The Company	2

Ways we pay policy proceeds	2

Distribution of the policies	2

Underwriting a policy	2

Insurance regulation that applies to the Company	2

Custodian	2

Independent registered public accounting firm	2

Financial statements	2

Copyright 2020. Equitable Financial Life Insurance Company, New York, New York 10104.

All rights reserved. Incentive Life® ‘02 and Incentive Life® are registered service marks of Equitable Financial Life Insurance Company.

#844121

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our”, and “us”), (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Ways we pay policy proceeds

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee’s death. Otherwise, we will pay any such amounts to the payee’s estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee’s age and continued survival.

Distribution of the policies

Equitable Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between Equitable Advisors and the Company. For each of the years 2019, 2018 and 2017, Equitable Advisors was paid an administrative services fee of $0, $0 and $0, respectively. The Company paid Equitable Advisors as the distributors of certain policies, including these policies, and as the principal underwriter of several Company separate accounts, including Separate Account FP, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, for each of these three years, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Under a distribution agreement between Equitable Distributors and the Company and certain of the Company’s separate accounts, including Separate Account FP, the Company paid Equitable Distributors (or EDI, as applicable) as the distributor of certain policies, including these policies, and as the principal underwriter of several Company separate accounts, including Separate Account FP, $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017. Of these amounts, for each of these three years, Equitable Distributors (or EDI, as applicable) retained $0, $0 and $0, respectively.

Underwriting a policy

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured’s age; (ii) whether the insured uses tobacco or not; and (iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual’s assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 1980 Commissioner’s Standard Ordinary Mortality Tables.

Insurance regulation that applies to the Company

We are regulated and supervised by the New York State Department of Financial Services. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

Custodian

The Company is the custodian for shares of the Trusts owned by Separate Account FP. The Company’s principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.

Independent registered public accounting firm

The (i) financial statements of Separate Account FP of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Financial statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the policies.

2

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/INVESCO INTERNATIONAL GROWTH(3)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	EQ/JANUS ENTERPRISE(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT EQUITY INCOME(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(2)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT NATURAL RESOURCES(2)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT SMALL CAP VALUE(2)	EQ/LAZARD EMERGING MARKETS EQUITY(3)
1290 VT SMARTBETA EQUITY(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MFS INTERNATIONAL GROWTH(1)
ALL ASSET GROWTH-ALT 20(1)	EQ/MFS INTERNATIONAL VALUE(3)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)	EQ/MFS MID CAP FOCUSED GROWTH(3)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/MFS UTILITIES SERIES(3)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/MID CAP INDEX(1)
CHARTERSM MULTI-SECTOR BOND(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
CHARTERSM SMALL CAP GROWTH(1)	EQ/MODERATE ALLOCATION(1)
CHARTERSM SMALL CAP VALUE(1)	EQ/MODERATE GROWTH STRATEGY(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/MONEY MARKET(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/OPPENHEIMER GLOBAL(2)
EQ/2000 MANAGED VOLATILITY(1)	EQ/PIMCO GLOBAL REAL RETURN(2)
EQ/AB SMALL CAP GROWTH(1)	EQ/PIMCO REAL RETURN(3)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/PIMCO TOTAL RETURN(3)
EQ/AMERICAN CENTURY MID CAP VALUE(3)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/BALANCED STRATEGY(1)	EQ/QUALITY BOND PLUS(1)
EQ/BLACKROCK BASIC VALUE EQUITY(1)	EQ/SCIENCE AND TECHNOLOGY(3)
EQ/CAPITAL GUARDIAN RESEARCH(1)	EQ/SMALL COMPANY INDEX(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
EQ/COMMON STOCK INDEX(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(3)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/UBS GROWTH & INCOME(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/WELLINGTON ENERGY(3)
EQ/CONSERVATIVE STRATEGY(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO(1)
EQ/EMERGING MARKETS EQUITY PLUS(2)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	FIDELITY® VIP HIGH INCOME PORTFOLIO(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(3)	IVY VIP HIGH INCOME(1)
EQ/FRANKLIN RISING DIVIDENDS(3)	IVY VIP SMALL CAP GROWTH(1)
EQ/FRANKLIN STRATEGIC INCOME(3)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(2)
EQ/GLOBAL BOND PLUS(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(1)
EQ/GOLDMAN SACHS MID CAP VALUE(3)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	FIDELITY® VIP VALUE PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	FRANKLIN MUTUAL SHARES VIP FUND(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	FRANKLIN SMALL CAP VALUE VIP FUND(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	INVESCO V.I. MID CAP CORE EQUITY FUND(1)
EQ/INVESCO COMSTOCK(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/INVESCO GLOBAL REAL ESTATE(3)	IVY VIP GLOBAL EQUITY INCOME(1)

FSA-2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)	TARGET 2025 ALLOCATION(1)
MULTIMANAGER AGGRESSIVE EQUITY(1)	TARGET 2035 ALLOCATION(1)
MULTIMANAGER CORE BOND(1)	TARGET 2045 ALLOCATION(1)
MULTIMANAGER MID CAP GROWTH(1)	TARGET 2055 ALLOCATION(1)
MULTIMANAGER MID CAP VALUE(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
MULTIMANAGER TECHNOLOGY(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
NATURAL RESOURCES PORTFOLIO(1)	TEMPLETON GROWTH VIP FUND(1)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)	VANECK VIP GLOBAL HARD ASSETS FUND(1)
T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)	VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO(1)
TARGET 2015 ALLOCATION(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.
(2)	Statement of operations and statement of changes in net assets for the period July 15, 2019 (commencement of operations) through December 31, 2019.
(3)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company since 1993.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$1,838,090	$13,014,560	$1,944,577	$22,300,412	$16,080,046	$197,130,328
Receivable for shares of the Portfolios sold	—	—	—	—	35,010	48,111
Receivable for policy-related transactions	1,770	940	85	2,094	—	—

Total assets	1,839,860	13,015,500	1,944,662	22,302,506	16,115,056	197,178,439

Liabilities:
Payable for shares of the Portfolios purchased	1,764	840	81	2,094	—	—
Payable for policy-related transactions	—	—	—	—	35,010	48,211

Total liabilities	1,764	840	81	2,094	35,010	48,211

Net Assets	$1,838,096	$13,014,660	$1,944,581	$22,300,412	$16,080,046	$197,130,228

Net Assets:
Accumulation unit values	$1,838,096	$13,014,660	$1,944,581	$22,299,344	$16,079,213	$197,129,035
Retained by AXA Equitable in Separate Account FP	—	—	—	1,068	833	1,193

Total Net Assets	$1,838,096	$13,014,660	$1,944,581	$22,300,412	$16,080,046	$197,130,228

Investments in shares of the Portfolios, at cost	$1,768,180	$12,270,709	$1,927,128	$25,920,407	$16,974,126	$176,022,785

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT NATURAL RESOURCES*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	ALL ASSET GROWTH-ALT 20*
Assets:
Investments in shares of the Portfolios, at fair value	$204	$99	$11	$3,495,287	$2,997,390	$35,036,355
Receivable for shares of the Portfolios sold	—	—	—	—	—	3,260
Receivable for policy-related transactions	—	92	—	1,704	1,363	—

Total assets	204	191	11	3,496,991	2,998,753	35,039,615

Liabilities:
Payable for shares of the Portfolios purchased	—	92	—	1,695	1,363	—
Payable for policy-related transactions	—	—	—	—	—	3,260

Total liabilities	—	92	—	1,695	1,363	3,260

Net Assets	$204	$99	$11	$3,495,296	$2,997,390	$35,036,355

Net Assets:
Accumulation unit values	$204	$99	$11	$3,495,296	$2,783,656	$35,035,810
Retained by AXA Equitable in Separate Account FP	—	—	—	—	213,734	545

Total Net Assets	$204	$99	$11	$3,495,296	$2,997,390	$35,036,355

Investments in shares of the Portfolios, at cost	$204	$99	$11	$3,230,446	$2,549,085	$33,072,157

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$11,849,450	$31,079,771	$4,844,655	$68,105,320	$16,766,689	$28,847,017
Receivable for shares of the Portfolios sold	4,871	—	173,372	—	20,598	12,483
Receivable for policy-related transactions	—	45,590	—	—	—	—

Total assets	11,854,321	31,125,361	5,018,027	68,105,320	16,787,287	28,859,500

Liabilities:
Payable for shares of the Portfolios purchased	—	45,587	—	8,284	—	—
Payable for policy-related transactions	4,871	—	173,372	35,412	20,598	12,483

Total liabilities	4,871	45,587	173,372	43,696	20,598	12,483

Net Assets	$11,849,450	$31,079,774	$4,844,655	$68,061,624	$16,766,689	$28,847,017

Net Assets:
Accumulation unit values	$11,849,135	$31,079,774	$4,841,398	$67,502,623	$16,764,208	$28,765,252
Accumulation nonunitized	—	—	—	502,723	—	—
Retained by AXA Equitable in Separate Account FP	315	—	3,257	56,278	2,481	81,765

Total Net Assets	$11,849,450	$31,079,774	$4,844,655	$68,061,624	$16,766,689	$28,847,017

Investments in shares of the Portfolios, at cost	$10,493,460	$28,078,974	$4,795,670	$73,812,901	$15,363,068	$20,951,054

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,066,522	$5,507,087	$16,255,956	$5,977,044	$219,987,020	$159,724,765
Receivable for shares of the Portfolios sold	—	399	—	—	63,394	—
Receivable for policy-related transactions	1,674	—	2,651	2,405	—	5,638

Total assets	1,068,196	5,507,486	16,258,607	5,979,449	220,050,414	159,730,403

Liabilities:
Payable for shares of the Portfolios purchased	1,660	—	2,651	2,376	—	5,664
Payable for policy-related transactions	—	348	—	—	63,394	—

Total liabilities	1,660	348	2,651	2,376	63,394	5,664

Net Assets	$1,066,536	$5,507,138	$16,255,956	$5,977,073	$219,987,020	$159,724,739

Net Assets:
Accumulation unit values	$1,066,536	$5,507,138	$16,255,591	$5,977,073	$219,935,109	$159,652,896
Retained by AXA Equitable in Separate Account FP	—	—	365	—	51,911	71,843

Total Net Assets	$1,066,536	$5,507,138	$16,255,956	$5,977,073	$219,987,020	$159,724,739

Investments in shares of the Portfolios, at cost	$955,187	$5,397,101	$13,700,885	$5,797,758	$215,311,539	$152,604,820

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$60,985,774	$45,178,458	$208,599,027	$126,171,135	$95,075,614	$1,788,173,945
Receivable for shares of the Portfolios sold	56,534	—	319,508	18,063	232,463	3,063,288
Receivable for policy-related transactions	—	126	—	—	—	—

Total assets	61,042,308	45,178,584	208,918,535	126,189,198	95,308,077	1,791,237,233

Liabilities:
Payable for shares of the Portfolios purchased	—	126	—	—	—	—
Payable for policy-related transactions	56,534	—	320,237	18,063	232,463	3,474,991

Total liabilities	56,534	126	320,237	18,063	232,463	3,474,991

Net Assets	$60,985,774	$45,178,458	$208,598,298	$126,171,135	$95,075,614	$1,787,762,242

Net Assets:
Accumulation unit values	$60,979,423	$45,138,192	$208,502,094	$125,940,803	$94,994,718	$1,783,012,310
Accumulation nonunitized	—	—	—	—	—	4,037,077
Retained by AXA Equitable in Separate Account FP	6,351	40,266	96,204	230,332	80,896	712,855

Total Net Assets	$60,985,774	$45,178,458	$208,598,298	$126,171,135	$95,075,614	$1,787,762,242

Investments in shares of the Portfolios, at cost	$54,344,383	$41,328,109	$161,364,463	$94,954,610	$83,389,919	$1,077,386,762

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE-PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$27,902,369	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359
Receivable for shares of the Portfolios sold	79,603	197	—	55,344	—	—
Receivable for policy-related transactions	—	—	—	—	47,364	—

Total assets	27,981,972	8,069,863	3,022,484	32,787,141	80,231,755	359

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	47,364	—
Payable for policy-related transactions	79,624	197	—	55,344	—	—

Total liabilities	79,624	197	—	55,344	47,364	—

Net Assets	$27,902,348	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359

Net Assets:
Accumulation unit values	$27,899,202	$8,069,659	$3,022,484	$32,641,342	$80,166,721	$359
Retained by AXA Equitable in Separate Account FP	3,146	7	—	90,455	17,670	—

Total Net Assets	$27,902,348	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359

Investments in shares of the Portfolios, at cost	$28,215,133	$7,440,504	$2,927,937	$32,785,180	$79,478,707	$349

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,037,979,147	$111,738,151	$65,532,380	$36,985,137	$16,992,365	$139,334,087
Receivable for shares of the Portfolios sold	5,622,540	118,238	63,885	34,506	4,381	76,035

Total assets	1,043,601,687	111,856,389	65,596,265	37,019,643	16,996,746	139,410,122

Liabilities:
Payable for policy-related transactions	5,645,174	118,239	63,885	34,506	4,381	76,035

Total liabilities	5,645,174	118,239	63,885	34,506	4,381	76,035

Net Assets	$1,037,956,513	$111,738,150	$65,532,380	$36,985,137	$16,992,365	$139,334,087

Net Assets:
Accumulation unit values	$1,037,562,114	$111,732,606	$65,531,421	$36,793,427	$16,991,343	$139,274,643
Accumulation nonunitized	349,150	—	—	—	—	—
Retained by AXA Equitable in Separate Account FP	45,249	5,544	959	191,710	1,022	59,444

Total Net Assets	$1,037,956,513	$111,738,150	$65,532,380	$36,985,137	$16,992,365	$139,334,087

Investments in shares of the Portfolios, at cost	$688,879,046	$97,282,281	$55,879,111	$36,807,044	$16,897,252	$102,926,601

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$10,998,183	$70,894,316	$46,694,773	$56,423,921	$312,428,142	$5,658,335
Receivable for shares of the Portfolios sold	1,603	—	2,089	13,514	688,764	41
Receivable for policy-related transactions	—	26,638	—	—	—	—

Total assets	10,999,786	70,920,954	46,696,862	56,437,435	313,116,906	5,658,376

Liabilities:
Payable for shares of the Portfolios purchased	—	26,638	—	—	—	—
Payable for policy-related transactions	1,603	—	6,058	13,514	823,918	35

Total liabilities	1,603	26,638	6,058	13,514	823,918	35

Net Assets	$10,998,183	$70,894,316	$46,690,804	$56,423,921	$312,292,988	$5,658,341

Net Assets:
Accumulation unit values	$10,996,799	$70,894,298	$46,576,618	$56,338,230	$311,972,197	$5,658,341
Accumulation nonunitized	—	—	96,370	—	239,848	—
Retained by AXA Equitable in Separate Account FP	1,384	18	17,816	85,691	80,943	—

Total Net Assets	$10,998,183	$70,894,316	$46,690,804	$56,423,921	$312,292,988	$5,658,341

Investments in shares of the Portfolios, at cost	$9,586,353	$60,247,200	$46,055,994	$48,864,577	$289,178,025	$5,183,487

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Assets:
Investments in shares of the Portfolios, at fair value	$77,508,597	$30,394,682	$44,414,814	$37,891,570	$54,544,661	$59,291,602
Receivable for shares of the Portfolios sold	18,476	214,107	190,946	72,982	43,768	—
Receivable for policy-related transactions	—	—	—	—	—	18,108

Total assets	77,527,073	30,608,789	44,605,760	37,964,552	54,588,429	59,309,710

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	18,108
Payable for policy-related transactions	18,489	214,107	190,946	72,832	43,767	—

Total liabilities	18,489	214,107	190,946	72,832	43,767	18,108

Net Assets	$77,508,584	$30,394,682	$44,414,814	$37,891,720	$54,544,662	$59,291,602

Net Assets:
Accumulation unit values	$77,481,241	$30,385,723	$44,405,686	$37,891,720	$54,543,399	$59,149,632
Retained by AXA Equitable in Separate Account FP	27,343	8,959	9,128	—	1,263	141,970

Total Net Assets	$77,508,584	$30,394,682	$44,414,814	$37,891,720	$54,544,662	$59,291,602

Investments in shares of the Portfolios, at cost	$69,377,706	$26,710,501	$41,422,468	$33,071,277	$47,255,948	$53,459,337

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$34,569,292	$190,722,635	$293,575,187	$33,223,271	$396,164,119	$62,991,123
Receivable for shares of the Portfolios sold	11,186	216,390	26,886	2,419	80,886	155,386

Total assets	34,580,478	190,939,025	293,602,073	33,225,690	396,245,005	63,146,509

Liabilities:
Payable for policy-related transactions	11,185	216,389	26,871	2,419	95,040	155,386

Total liabilities	11,185	216,389	26,871	2,419	95,040	155,386

Net Assets	$34,569,293	$190,722,636	$293,575,202	$33,223,271	$396,149,965	$62,991,123

Net Assets:
Accumulation unit values	$34,512,191	$190,612,151	$293,366,016	$33,203,489	$395,858,053	$62,976,077
Accumulation nonunitized	—	—	—	—	128,939	—
Retained by AXA Equitable in Separate Account FP	57,102	110,485	209,186	19,782	162,973	15,046

Total Net Assets	$34,569,293	$190,722,636	$293,575,202	$33,223,271	$396,149,965	$62,991,123

Investments in shares of the Portfolios, at cost	$27,482,849	$140,938,473	$189,444,411	$31,310,885	$279,878,566	$56,744,817

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$52,140,938	$64,611,880	$127,839,864	$44,090,405	$2,834,610	$159,626,990
Receivable for shares of the Portfolios sold	245,515	126,240	256,486	136,722	80,998	150,061

Total assets	52,386,453	64,738,120	128,096,350	44,227,127	2,915,608	159,777,051

Liabilities:
Payable for policy-related transactions	245,515	126,240	256,414	136,722	80,983	150,060

Total liabilities	245,515	126,240	256,414	136,722	80,983	150,060

Net Assets	$52,140,938	$64,611,880	$127,839,936	$44,090,405	$2,834,625	$159,626,991

Net Assets:
Accumulation unit values	$52,139,099	$64,611,524	$127,839,936	$44,085,394	$2,834,553	$159,594,881
Retained by AXA Equitable in Separate Account FP	1,839	356	—	5,011	72	32,110

Total Net Assets	$52,140,938	$64,611,880	$127,839,936	$44,090,405	$2,834,625	$159,626,991

Investments in shares of the Portfolios, at cost	$43,844,019	$57,307,749	$108,348,302	$36,464,910	$2,506,762	$140,103,556

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*
Assets:
Investments in shares of the Portfolios, at fair value	$193,893,134	$851,461,644	$127,003,328	$449,464,832	$171,182,286	$144
Receivable for shares of the Portfolios sold	153,066	106,667	5,749	1,405,566	—	—
Receivable for policy-related transactions	—	—	—	—	—	144

Total assets	194,046,200	851,568,311	127,009,077	450,870,398	171,182,286	288

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	185,523	144
Payable for policy-related transactions	153,868	226,384	5,738	1,405,566	14,205,501	—

Total liabilities	153,868	226,384	5,738	1,405,566	14,391,024	144

Net Assets	$193,892,332	$851,341,927	$127,003,339	$449,464,832	$156,791,262	$144

Net Assets:
Accumulation unit values	$193,839,680	$848,672,689	$127,003,339	$449,429,995	$156,328,405	$144
Accumulation nonunitized	—	2,487,975	—	—	451,165	—
Retained by AXA Equitable in Separate Account FP	52,652	181,263	—	34,837	11,692	—

Total Net Assets	$193,892,332	$851,341,927	$127,003,339	$449,464,832	$156,791,262	$144

Investments in shares of the Portfolios, at cost	$140,224,245	$838,166,724	$110,126,683	$438,397,031	$171,185,704	$144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$33	$25,593,653	$81,038,650	$31,938,751	$41,488,629	$45,608,976
Receivable for shares of the Portfolios sold	—	—	438,058	—	30,310	166,506
Receivable for policy-related transactions	—	316,639	—	22,353	—	—

Total assets	33	25,910,292	81,476,708	31,961,104	41,518,939	45,775,482

Liabilities:
Payable for shares of the Portfolios purchased	—	316,639	—	22,353	—	—
Payable for policy-related transactions	—	—	438,058	—	32,796	166,506

Total liabilities	—	316,639	438,058	22,353	32,796	166,506

Net Assets	$33	$25,593,653	$81,038,650	$31,938,751	$41,486,143	$45,608,976

Net Assets:
Accumulation unit values	$33	$25,572,760	$81,032,397	$31,936,554	$41,352,945	$45,606,985
Accumulation nonunitized	—	—	—	—	59,905	—
Retained by AXA Equitable in Separate Account FP	—	20,893	6,253	2,197	73,293	1,991

Total Net Assets	$33	$25,593,653	$81,038,650	$31,938,751	$41,486,143	$45,608,976

Investments in shares of the Portfolios, at cost	$34	$24,640,153	$78,534,619	$32,189,605	$41,881,797	$37,196,350

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$109,529,624	$149,499,139	$7,497,493	$16,577,660	$11,073,765	$1,209,863
Receivable for shares of the Portfolios sold	156,085	4,610	123,236	4,972	—	—
Receivable for policy-related transactions	—	—	—	—	97,340	—

Total assets	109,685,709	149,503,749	7,620,729	16,582,632	11,171,105	1,209,863

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	97,340	—
Payable for policy-related transactions	156,085	4,610	123,235	4,972	—	—

Total liabilities	156,085	4,610	123,235	4,972	97,340	—

Net Assets	$109,529,624	$149,499,139	$7,497,494	$16,577,660	$11,073,765	$1,209,863

Net Assets:
Accumulation unit values	$109,493,898	$149,292,870	$7,495,915	$16,577,622	$11,061,355	$1,208,740
Retained by AXA Equitable in Separate Account FP	35,726	206,269	1,579	38	12,410	1,123

Total Net Assets	$109,529,624	$149,499,139	$7,497,494	$16,577,660	$11,073,765	$1,209,863

Investments in shares of the Portfolios, at cost	$110,869,640	$117,821,272	$6,475,024	$15,047,834	$14,451,327	$1,176,383

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882
Receivable for shares of the Portfolios sold	—	—	—	15,786	1,395,539	99,588
Receivable for policy-related transactions	14,372	—	1,291	—	—	—

Total assets	2,435,679	1,568,053	11,525,077	3,301,101	42,969,951	32,868,470

Liabilities:
Payable for shares of the Portfolios purchased	14,372	—	1,291	—	—	—
Payable for policy-related transactions	—	—	—	15,786	1,395,539	99,588

Total liabilities	14,372	—	1,291	15,786	1,395,539	99,588

Net Assets	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882

Net Assets:
Accumulation unit values	$2,414,273	$1,567,989	$11,520,805	$3,285,150	$41,574,159	$32,751,071
Retained by AXA Equitable in Separate Account FP	7,034	64	2,981	165	253	17,811

Total Net Assets	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882

Investments in shares of the Portfolios, at cost	$2,259,078	$1,568,053	$10,567,926	$3,271,970	$40,329,433	$33,282,471

The accompanying notes are an integral part of these financial statements.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,695	$4,247,773
Receivable for shares of the Portfolios sold	—	—	108,732	11,116	80,040	16,099
Receivable for policy-related transactions	—	295	—	—	—	—

Total assets	1,153,059	194,784	9,970,155	13,363,886	17,942,735	4,263,872

Liabilities:
Payable for shares of the Portfolios purchased	—	295	—	—	—	—
Payable for policy-related transactions	—	—	108,732	11,116	80,015	16,044

Total liabilities	—	295	108,732	11,116	80,015	16,044

Net Assets	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,720	$4,247,828

Net Assets:
Accumulation unit values	$1,132,522	$194,192	$9,861,247	$13,349,047	$17,862,685	$4,247,828
Retained by AXA Equitable in Separate Account FP	20,537	297	176	3,723	35	—

Total Net Assets	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,720	$4,247,828

Investments in shares of the Portfolios, at cost	$1,072,193	$188,093	$10,132,958	$14,738,696	$17,197,971	$4,552,798

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$6,206,829	$691,686	$41,444,605	$14,853,445	$18	$4,514,807
Receivable for shares of the Portfolios sold	—	106	6,740	56,117	—	6,798
Receivable for policy-related transactions	18,569	—	—	—	—	—

Total assets	6,225,398	691,792	41,451,345	14,909,562	18	4,521,605

Liabilities:
Payable for shares of the Portfolios purchased	18,569	—	—	—	—	—
Payable for policy-related transactions	—	106	6,714	56,117	—	6,798

Total liabilities	18,569	106	6,714	56,117	—	6,798

Net Assets	$6,206,829	$691,686	$41,444,631	$14,853,445	$18	$4,514,807

Net Assets:
Accumulation unit values	$6,206,685	$685,575	$41,444,631	$14,853,398	$18	$4,514,793
Retained by AXA Equitable in Separate Account FP	144	6,111	—	47	—	14

Total Net Assets	$6,206,829	$691,686	$41,444,631	$14,853,445	$18	$4,514,807

Investments in shares of the Portfolios, at cost	$6,652,111	$767,972	$42,032,714	$16,719,426	$18	$3,956,060

The accompanying notes are an integral part of these financial statements.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$11,873,542	$534,354,362	$62,580,388	$35,218,835	$36,238,966	$168,526,126
Receivable for shares of the Portfolios sold	—	1,336,752	108,588	23,509	25,580	66,925
Receivable for policy-related transactions	4,676	—	—	—	—	—

Total assets	11,878,218	535,691,114	62,688,976	35,242,344	36,264,546	168,593,051

Liabilities:
Payable for shares of the Portfolios purchased	4,676	—	—	—	—	—
Payable for policy-related transactions	—	1,509,779	108,606	23,509	25,580	67,213

Total liabilities	4,676	1,509,779	108,606	23,509	25,580	67,213

Net Assets	$11,873,542	$534,181,335	$62,580,370	$35,218,835	$36,238,966	$168,525,838

Net Assets:
Accumulation unit values	$11,873,285	$533,211,757	$62,558,374	$35,064,426	$35,973,103	$168,408,169
Accumulation nonunitized	—	814,734	—	—	—	—
Retained by AXA Equitable in Separate Account FP	257	154,844	21,996	154,409	265,863	117,669

Total Net Assets	$11,873,542	$534,181,335	$62,580,370	$35,218,835	$36,238,966	$168,525,838

Investments in shares of the Portfolios, at cost	$10,111,508	$273,751,876	$62,821,889	$32,248,052	$28,622,651	$131,267,109

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,355,592	$11,313,757	$16,187,945	$2,298,099	$14,448,970	$7,265,707
Receivable for shares of the Portfolios sold	585,490	—	—	41,262	329,884	13,548
Receivable for policy-related transactions	—	17,707	16,121	—	—	—

Total assets	1,941,082	11,331,464	16,204,066	2,339,361	14,778,854	7,279,255

Liabilities:
Payable for shares of the Portfolios purchased	—	18,739	16,121	—	—	—
Payable for policy-related transactions	585,473	—	—	41,262	329,884	13,517

Total liabilities	585,473	18,739	16,121	41,262	329,884	13,517

Net Assets	$1,355,609	$11,312,725	$16,187,945	$2,298,099	$14,448,970	$7,265,738

Net Assets:
Accumulation unit values	$1,355,609	$11,304,860	$16,187,294	$2,298,062	$14,448,899	$7,265,738
Retained by AXA Equitable in Separate Account FP	—	7,865	651	37	71	—

Total Net Assets	$1,355,609	$11,312,725	$16,187,945	$2,298,099	$14,448,970	$7,265,738

Investments in shares of the Portfolios, at cost	$1,400,173	$13,404,385	$16,694,428	$2,336,627	$13,920,454	$6,864,498

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$4,948,665	$1,713,108	$18,318,450	$48,514,530	$4,968,641	$10,697,594
Receivable for shares of the Portfolios sold	2,947	—	—	119,983	—	2,513
Receivable for policy-related transactions	—	424	174	—	241	—

Total assets	4,951,612	1,713,532	18,318,624	48,634,513	4,968,882	10,700,107

Liabilities:
Payable for shares of the Portfolios purchased	—	46	149	—	241	—
Payable for policy-related transactions	2,947	—	—	119,983	—	2,513

Total liabilities	2,947	46	149	119,983	241	2,513

Net Assets	$4,948,665	$1,713,486	$18,318,475	$48,514,530	$4,968,641	$10,697,594

Net Assets:
Accumulation unit values	$4,946,984	$1,713,486	$18,318,475	$48,514,126	$4,966,589	$10,697,043
Retained by AXA Equitable in Separate Account FP	1,681	—	—	404	2,052	551

Total Net Assets	$4,948,665	$1,713,486	$18,318,475	$48,514,530	$4,968,641	$10,697,594

Investments in shares of the Portfolios, at cost	$4,589,793	$1,550,459	$15,200,472	$50,981,836	$5,859,512	$11,991,919

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$14,850,249
Receivable for shares of the Portfolios sold	72

Total assets	14,850,321

Liabilities:
Payable for policy-related transactions	72

Total liabilities	72

Net Assets	$14,850,249

Net Assets:
Accumulation unit values	$14,834,479
Retained by AXA Equitable in Separate Account FP	15,770

Total Net Assets	$14,850,249

Investments in shares of the Portfolios, at cost	$12,937,103

The accompanying notes are an integral part of these financial statements.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	155,633

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,095,546

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	191,961

1290 VT EQUITY INCOME	IA	1,117,105
1290 VT EQUITY INCOME	IB	3,865,415

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	65,824
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,267,644

1290 VT GAMCO SMALL COMPANY VALUE	IA	150,262
1290 VT GAMCO SMALL COMPANY VALUE	IB	3,140,978

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	16

1290 VT NATURAL RESOURCES	IB	13

1290 VT SMALL CAP VALUE	IB	1

1290 VT SMARTBETA EQUITY	IB	242,420

1290 VT SOCIALLY RESPONSIBLE	IA	42,607
1290 VT SOCIALLY RESPONSIBLE	IB	171,311

ALL ASSET GROWTH-ALT 20	IB	1,675,068

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	452,961

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	1,220,250

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	334,576

CHARTERSM MULTI-SECTOR BOND	A	13,700,471
CHARTERSM MULTI-SECTOR BOND	B	3,866,545

CHARTERSM SMALL CAP GROWTH	B	1,185,093

CHARTERSM SMALL CAP VALUE	A	707,181
CHARTERSM SMALL CAP VALUE	B	885,172

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	47,443

EQ/400 MANAGED VOLATILITY	IB	252,950

EQ/500 MANAGED VOLATILITY	IB	596,322

EQ/2000 MANAGED VOLATILITY	IB	289,689

EQ/AB SMALL CAP GROWTH	IA	7,867,392
EQ/AB SMALL CAP GROWTH	IB	4,621,018

EQ/AGGRESSIVE ALLOCATION	A	5,646,376
EQ/AGGRESSIVE ALLOCATION	B	8,242,328

EQ/AMERICAN CENTURY MID CAP VALUE	IB	2,638,760

EQ/BALANCED STRATEGY	IB	2,812,121

EQ/BLACKROCK BASIC VALUE EQUITY	IA	1,727,437
EQ/BLACKROCK BASIC VALUE EQUITY	IB	7,142,700

EQ/CAPITAL GUARDIAN RESEARCH	IA	637,890
EQ/CAPITAL GUARDIAN RESEARCH	IB	4,175,704

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	1,023,471
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	6,241,556

The accompanying notes are an integral part of these financial statements.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/COMMON STOCK INDEX	IA	41,652,461
EQ/COMMON STOCK INDEX	IB	7,154,281

EQ/CONSERVATIVE ALLOCATION	A	2,049,879
EQ/CONSERVATIVE ALLOCATION	B	915,429

EQ/CONSERVATIVE GROWTH STRATEGY	IB	544,097

EQ/CONSERVATIVE STRATEGY	IB	244,600

EQ/CONSERVATIVE-PLUS ALLOCATION	A	1,860,474
EQ/CONSERVATIVE-PLUS ALLOCATION	B	1,501,043

EQ/CORE BOND INDEX	IA	2,504,198
EQ/CORE BOND INDEX	IB	5,440,224

EQ/EMERGING MARKETS EQUITY PLUS	IB	36

EQ/EQUITY 500 INDEX	IA	13,240,004
EQ/EQUITY 500 INDEX	IB	7,139,579

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	2,802,873

EQ/FRANKLIN RISING DIVIDENDS	IB	2,048,559

EQ/FRANKLIN STRATEGIC INCOME	IB	3,516,727

EQ/GLOBAL BOND PLUS	IA	808,907
EQ/GLOBAL BOND PLUS	IB	1,027,758

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	1,708,115
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	6,073,368

EQ/GOLDMAN SACHS MID CAP VALUE	IB	569,689

EQ/GROWTH STRATEGY	IB	3,667,121

EQ/INTERMEDIATE GOVERNMENT BOND	IA	2,668,250
EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,838,909

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	1,304,789
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	3,752,247

EQ/INTERNATIONAL EQUITY INDEX	IA	25,010,266
EQ/INTERNATIONAL EQUITY INDEX	IB	6,773,327

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	413,752

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	1,265,758
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	4,503,704

EQ/INVESCO COMSTOCK	IA	752,219
EQ/INVESCO COMSTOCK	IB	946,591

EQ/INVESCO GLOBAL REAL ESTATE	IB	2,653,729

EQ/INVESCO INTERNATIONAL GROWTH	IB	937,876

EQ/JANUS ENTERPRISE	IA	1,106,714
EQ/JANUS ENTERPRISE	IB	1,460,880

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	688,563
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	2,479,291

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	467,588
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	2,601,757

EQ/LARGE CAP GROWTH INDEX	IA	1,537,977
EQ/LARGE CAP GROWTH INDEX	IB	10,238,056

The accompanying notes are an integral part of these financial statements.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	1,533,862
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	6,817,519

EQ/LARGE CAP VALUE INDEX	IA	1,623,319
EQ/LARGE CAP VALUE INDEX	IB	1,993,991

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	14,437,552
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	7,226,715

EQ/LAZARD EMERGING MARKETS EQUITY	IB	2,863,822

EQ/LOOMIS SAYLES GROWTH	IA	2,112,110
EQ/LOOMIS SAYLES GROWTH	IB	3,501,914

EQ/MFS INTERNATIONAL GROWTH	IB	7,838,603

EQ/MFS INTERNATIONAL VALUE	IB	4,168,318

EQ/MFS MID CAP FOCUSED GROWTH	IB	2,934,619

EQ/MFS UTILITIES SERIES	IB	81,575

EQ/MID CAP INDEX	IA	2,834,753
EQ/MID CAP INDEX	IB	8,192,273

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	10,886,860
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	888,044

EQ/MODERATE ALLOCATION	A	48,834,368
EQ/MODERATE ALLOCATION	B	11,813,764

EQ/MODERATE GROWTH STRATEGY	IB	7,150,715

EQ/MODERATE-PLUS ALLOCATION	A	16,446,130
EQ/MODERATE-PLUS ALLOCATION	B	24,086,957

EQ/MONEY MARKET	IA	113,915,141
EQ/MONEY MARKET	IB	57,207,506

EQ/OPPENHEIMER GLOBAL	IB	7

EQ/PIMCO GLOBAL REAL RETURN	IB	3

EQ/PIMCO REAL RETURN	IB	2,058,009

EQ/PIMCO TOTAL RETURN	IB	7,369,052

EQ/PIMCO ULTRA SHORT BOND	IA	1,484,639
EQ/PIMCO ULTRA SHORT BOND	IB	1,756,112

EQ/QUALITY BOND PLUS	IA	2,613,794
EQ/QUALITY BOND PLUS	IB	2,178,472

EQ/SCIENCE AND TECHNOLOGY	IB	1,240,020

EQ/SMALL COMPANY INDEX	IA	5,142,315
EQ/SMALL COMPANY INDEX	IB	4,837,142

EQ/T. ROWE PRICE GROWTH STOCK	IA	469,319
EQ/T. ROWE PRICE GROWTH STOCK	IB	2,287,581

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	142,592

EQ/UBS GROWTH & INCOME	IB	1,622,006

EQ/WELLINGTON ENERGY	IB	2,871,060

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	63,980

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	104,818

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	1,568,053

The accompanying notes are an integral part of these financial statements.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	534,003

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	629,371

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	3,240,406

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,032,091

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	74,152

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	14,482

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	524,265

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	887,227

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	660,847

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	357,557

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	373,905

IVY VIP GLOBAL EQUITY INCOME	CLASS II	115,124

IVY VIP HIGH INCOME	CLASS II	11,947,822

IVY VIP SMALL CAP GROWTH	CLASS II	1,692,700

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	1

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	137,773

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	533,163

MULTIMANAGER AGGRESSIVE EQUITY	IA	7,418,194
MULTIMANAGER AGGRESSIVE EQUITY	IB	605,165

MULTIMANAGER CORE BOND	IA	1,969,241
MULTIMANAGER CORE BOND	IB	4,300,767

MULTIMANAGER MID CAP GROWTH	IA	1,330,911
MULTIMANAGER MID CAP GROWTH	IB	2,188,846

MULTIMANAGER MID CAP VALUE	IA	654,012
MULTIMANAGER MID CAP VALUE	IB	1,754,632

MULTIMANAGER TECHNOLOGY	IA	925,650
MULTIMANAGER TECHNOLOGY	IB	4,724,092

NATURAL RESOURCES PORTFOLIO	CLASS II	57,832

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,743,260

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	599,332

TARGET 2015 ALLOCATION	B	264,311

TARGET 2025 ALLOCATION	B	1,250,310

TARGET 2035 ALLOCATION	B	580,109

TARGET 2045 ALLOCATION	B	389,085

TARGET 2055 ALLOCATION	B	135,626

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	1,710,406

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	3,037,854

TEMPLETON GROWTH VIP FUND	CLASS 2	455,839

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S COMMON	585,849

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	SHARES	311,326

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$15.11	29
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$151.05	6
1290 VT CONVERTIBLE SECURITIES	0.60%	IB	$147.77	4

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$12.84	56
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$139.50	82
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.60%	IB	$134.03	6
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.90%	IB	$131.36	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$10.94	52
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$102.76	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$109.38	10
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.60%	IB	$107.65	2

1290 VT EQUITY INCOME	0.00%	IA	$205.79	4
1290 VT EQUITY INCOME	0.60%	IA	$190.65	20
1290 VT EQUITY INCOME	0.80%	IA	$185.83	—
1290 VT EQUITY INCOME	0.90%	IA	$183.47	2
1290 VT EQUITY INCOME	0.00%	IB	$283.57	52
1290 VT EQUITY INCOME	0.60%	IB	$188.42	14

1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$15.40	40
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$154.04	1
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$158.46	13
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$197.64	38
1290 VT GAMCO MERGERS & ACQUISITIONS	0.60%	IB	$146.80	34
1290 VT GAMCO MERGERS & ACQUISITIONS	0.80%	IB	$143.09	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$141.27	5

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$26.09	279
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$260.86	6
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$109.38	—
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$299.66	12
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$458.78	278
1290 VT GAMCO SMALL COMPANY VALUE	0.60%	IB	$277.61	187
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$270.60	1
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$267.16	18

1290 VT LOW VOLATILITY GLOBAL EQUITY	0.00%	IB	$106.66	—

1290 VT NATURAL RESOURCES	0.00%	IB	$102.67	—

1290 VT SMALL CAP VALUE	0.00%	IB	$109.04	—

1290 VT SMARTBETA EQUITY	0.00%	IB	$15.03	128
1290 VT SMARTBETA EQUITY	0.00%	IB	$150.28	7
1290 VT SMARTBETA EQUITY	0.60%	IB	$147.01	4

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$427.00	1
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$267.51	5
1290 VT SOCIALLY RESPONSIBLE	0.60%	IB	$236.63	5
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$227.10	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$222.49	—

The accompanying notes are an integral part of these financial statements.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

ALL ASSET GROWTH-ALT 20	0.00%	IB	$13.23	81
ALL ASSET GROWTH-ALT 20	0.00%	IB	$107.99	—
ALL ASSET GROWTH-ALT 20	0.00%	IB	$183.25	149
ALL ASSET GROWTH-ALT 20	0.60%	IB	$172.86	37
ALL ASSET GROWTH-ALT 20	0.80%	IB	$169.52	—
ALL ASSET GROWTH-ALT 20	0.90%	IB	$167.87	1

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$17.18	88
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$112.98	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$171.78	40
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.60%	CLASS 4	$165.04	16
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.80%	CLASS 4	$162.85	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.90%	CLASS 4	$161.76	5

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$14.21	400
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$142.11	124
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.60%	CLASS 4	$136.54	51
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.80%	CLASS 4	$134.72	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.90%	CLASS 4	$133.83	6

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$16.78	246
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$167.75	4

CHARTERSM MULTI-SECTOR BOND	0.00%	A	$15.67	47
CHARTERSM MULTI-SECTOR BOND	0.00%	A	$255.06	63
CHARTERSM MULTI-SECTOR BOND	0.60%	A	$417.81	76
CHARTERSM MULTI-SECTOR BOND	0.80%	A	$163.84	2
CHARTERSM MULTI-SECTOR BOND	0.90%	A	$242.73	15
CHARTERSM MULTI-SECTOR BOND	0.00%	B	$154.29	43
CHARTERSM MULTI-SECTOR BOND	0.60%	B	$117.67	70

CHARTERSM SMALL CAP GROWTH	0.00%	B	$208.81	1
CHARTERSM SMALL CAP GROWTH	0.00%	B	$306.19	41
CHARTERSM SMALL CAP GROWTH	0.60%	B	$193.53	20
CHARTERSM SMALL CAP GROWTH	0.80%	B	$188.67	—
CHARTERSM SMALL CAP GROWTH	0.90%	B	$186.28	1

CHARTERSM SMALL CAP VALUE	0.00%	A	$365.23	34
CHARTERSM SMALL CAP VALUE	0.60%	A	$331.22	1
CHARTERSM SMALL CAP VALUE	0.00%	B	$383.11	17
CHARTERSM SMALL CAP VALUE	0.60%	B	$330.30	1
CHARTERSM SMALL CAP VALUE	0.60%	B	$339.24	25
CHARTERSM SMALL CAP VALUE	0.80%	B	$325.28	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$317.95	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$318.68	2

The accompanying notes are an integral part of these financial statements.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$14.68	73

EQ/400 MANAGED VOLATILITY	0.00%	IB	$239.80	14
EQ/400 MANAGED VOLATILITY	0.60%	IB	$226.21	10
EQ/400 MANAGED VOLATILITY	0.80%	IB	$221.83	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$219.68	—

EQ/500 MANAGED VOLATILITY	0.00%	IB	$278.21	45
EQ/500 MANAGED VOLATILITY	0.60%	IB	$262.44	14
EQ/500 MANAGED VOLATILITY	0.80%	IB	$257.37	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$254.87	1

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$222.87	20
EQ/2000 MANAGED VOLATILITY	0.60%	IB	$210.24	7
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$206.18	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$204.17	1

EQ/AB SMALL CAP GROWTH	0.00%	IA	$49.46	144
EQ/AB SMALL CAP GROWTH	0.00%	IA	$650.40	57
EQ/AB SMALL CAP GROWTH	0.60%	IA	$567.44	158
EQ/AB SMALL CAP GROWTH	0.80%	IA	$542.10	2
EQ/AB SMALL CAP GROWTH	0.90%	IA	$529.86	17
EQ/AB SMALL CAP GROWTH	0.00%	IB	$108.05	—
EQ/AB SMALL CAP GROWTH	0.00%	IB	$533.87	36
EQ/AB SMALL CAP GROWTH	0.60%	IB	$420.52	136

EQ/AGGRESSIVE ALLOCATION	0.00%	A	$30.12	76
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$180.63	—
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$299.21	102
EQ/AGGRESSIVE ALLOCATION	0.60%	A	$271.34	113
EQ/AGGRESSIVE ALLOCATION	0.80%	A	$262.59	1
EQ/AGGRESSIVE ALLOCATION	0.90%	A	$258.33	5
EQ/AGGRESSIVE ALLOCATION	0.00%	B	$293.12	286
EQ/AGGRESSIVE ALLOCATION	0.60%	B	$265.81	41

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$28.02	277
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$280.16	113
EQ/AMERICAN CENTURY MID CAP VALUE	0.60%	IB	$264.28	75
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$259.17	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$256.65	6

EQ/BALANCED STRATEGY	0.00%	IB	$180.48	250

EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$34.10	168
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$318.57	1
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$444.81	76
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IA	$403.40	2
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$110.09	—
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$585.44	113
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IB	$334.03	21
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IB	$510.79	167
EQ/BLACKROCK BASIC VALUE EQUITY	0.80%	IB	$487.98	2
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$476.96	18

EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$47.64	32
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$412.75	2
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$560.70	24

The accompanying notes are an integral part of these financial statements.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CAPITAL GUARDIAN RESEARCH	0.60%	IA	$347.26	3
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IB	$425.90	37
EQ/CAPITAL GUARDIAN RESEARCH	0.60%	IB	$376.84	225
EQ/CAPITAL GUARDIAN RESEARCH	0.80%	IB	$361.71	2
EQ/CAPITAL GUARDIAN RESEARCH	0.90%	IB	$354.37	23

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$46.84	70
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$440.88	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$621.55	17
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$112.31	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$355.63	120
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.60%	IB	$304.92	116
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.80%	IB	$302.02	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$295.90	10

EQ/COMMON STOCK INDEX	0.00%	IA	$42.79	235
EQ/COMMON STOCK INDEX	0.00%	IA	$882.60	232
EQ/COMMON STOCK INDEX	0.60%	IA	$2,187.32	541
EQ/COMMON STOCK INDEX	0.80%	IA	$521.02	25
EQ/COMMON STOCK INDEX	0.90%	IA	$882.13	126
EQ/COMMON STOCK INDEX	0.00%	IB	$112.91	—
EQ/COMMON STOCK INDEX	0.00%	IB	$275.63	327
EQ/COMMON STOCK INDEX	0.60%	IB	$293.39	581

EQ/CONSERVATIVE ALLOCATION	0.00%	A	$16.15	144
EQ/CONSERVATIVE ALLOCATION	0.00%	A	$177.26	36
EQ/CONSERVATIVE ALLOCATION	0.60%	A	$160.75	54
EQ/CONSERVATIVE ALLOCATION	0.80%	A	$155.57	—
EQ/CONSERVATIVE ALLOCATION	0.90%	A	$153.05	12
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$103.75	—
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$173.64	37
EQ/CONSERVATIVE ALLOCATION	0.60%	B	$157.47	14

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$166.29	49

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$140.14	22

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$19.41	192
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$156.09	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$205.49	31
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	A	$186.35	40
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	A	$180.34	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	A	$177.42	2
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$105.73	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$201.31	60
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	B	$182.56	14

EQ/CORE BOND INDEX	0.00%	IA	$146.29	92
EQ/CORE BOND INDEX	0.00%	IA	$152.90	2
EQ/CORE BOND INDEX	0.60%	IA	$140.72	3
EQ/CORE BOND INDEX	0.60%	IA	$168.22	61
EQ/CORE BOND INDEX	0.80%	IA	$132.24	—
EQ/CORE BOND INDEX	0.90%	IA	$129.85	6
EQ/CORE BOND INDEX	0.00%	IB	$102.26	—
EQ/CORE BOND INDEX	0.00%	IB	$152.00	114
EQ/CORE BOND INDEX	0.60%	IB	$164.38	9

The accompanying notes are an integral part of these financial statements.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	0.60%	IB	$167.23	215

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	IB	$112.00	—

EQ/EQUITY 500 INDEX	0.00%	IA	$42.27	987
EQ/EQUITY 500 INDEX	0.00%	IA	$1,016.61	250
EQ/EQUITY 500 INDEX	0.60%	IA	$879.36	367
EQ/EQUITY 500 INDEX	0.80%	IA	$587.97	7
EQ/EQUITY 500 INDEX	0.90%	IA	$813.31	64
EQ/EQUITY 500 INDEX	0.00%	IB	$113.39	—
EQ/EQUITY 500 INDEX	0.00%	IB	$307.67	796
EQ/EQUITY 500 INDEX	0.60%	IB	$280.82	418

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$41.99	152
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$277.75	105
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$526.77	11
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.60%	IB	$262.01	265
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$256.94	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$254.45	3

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$110.11	—
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$301.65	130
EQ/FRANKLIN RISING DIVIDENDS	0.60%	IB	$284.56	87
EQ/FRANKLIN RISING DIVIDENDS	0.80%	IB	$279.06	—
EQ/FRANKLIN RISING DIVIDENDS	0.90%	IB	$276.35	6

EQ/FRANKLIN STRATEGIC INCOME	0.00%	IB	$148.04	175
EQ/FRANKLIN STRATEGIC INCOME	0.60%	IB	$139.65	67
EQ/FRANKLIN STRATEGIC INCOME	0.80%	IB	$136.95	—
EQ/FRANKLIN STRATEGIC INCOME	0.90%	IB	$135.62	11

EQ/GLOBAL BOND PLUS	0.00%	IA	$13.21	59
EQ/GLOBAL BOND PLUS	0.00%	IA	$151.03	17
EQ/GLOBAL BOND PLUS	0.60%	IA	$131.03	24
EQ/GLOBAL BOND PLUS	0.80%	IA	$127.72	—
EQ/GLOBAL BOND PLUS	0.90%	IA	$126.10	8
EQ/GLOBAL BOND PLUS	0.00%	IB	$143.93	51
EQ/GLOBAL BOND PLUS	0.60%	IB	$129.49	16

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$31.76	36
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$449.27	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$723.36	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$387.83	84
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$338.99	192
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$459.61	11
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$324.05	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$316.83	17

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$111.66	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$238.65	33
EQ/GOLDMAN SACHS MID CAP VALUE	0.60%	IB	$225.12	13
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$220.77	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$218.62	1

EQ/GROWTH STRATEGY	0.00%	IB	$212.19	334

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$11.87	123
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$247.60	40

The accompanying notes are an integral part of these financial statements.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IA	$260.65	53
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IA	$182.91	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$206.24	11
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$130.50	8
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$177.80	32
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IB	$157.00	79

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IA	$290.03	48
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IA	$204.63	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$187.96	112
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IB	$165.77	109
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$159.59	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$155.89	17

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$21.04	341
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$243.62	249
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IA	$209.90	780
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IA	$169.22	6
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$194.77	69
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$109.96	—
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$166.32	203
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IB	$155.89	204
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$143.39	—

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$146.58	36
EQ/INTERNATIONAL MANAGED VOLATILITY	0.60%	IB	$138.27	3
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$135.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$134.28	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$20.05	37
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$214.97	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$273.73	57
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IA	$190.84	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$200.10	115
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$190.89	4
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$194.91	168
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$169.90	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$182.68	20

EQ/INVESCO COMSTOCK	0.00%	IA	$14.73	34
EQ/INVESCO COMSTOCK	0.00%	IA	$211.58	34
EQ/INVESCO COMSTOCK	0.60%	IA	$196.01	25
EQ/INVESCO COMSTOCK	0.80%	IA	$191.06	—
EQ/INVESCO COMSTOCK	0.90%	IA	$188.63	5
EQ/INVESCO COMSTOCK	0.00%	IB	$112.38	—
EQ/INVESCO COMSTOCK	0.00%	IB	$269.33	54
EQ/INVESCO COMSTOCK	0.60%	IB	$193.61	13

EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$20.17	271
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$106.43	—
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$201.75	146
EQ/INVESCO GLOBAL REAL ESTATE	0.60%	IB	$190.32	43
EQ/INVESCO GLOBAL REAL ESTATE	0.80%	IB	$186.63	—
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$184.82	7

EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$18.22	323

The accompanying notes are an integral part of these financial statements.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$182.19	125
EQ/INVESCO INTERNATIONAL GROWTH	0.60%	IB	$171.86	49
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$168.54	—
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$166.90	5

EQ/JANUS ENTERPRISE	0.00%	IA	$270.27	31
EQ/JANUS ENTERPRISE	0.60%	IA	$250.39	57
EQ/JANUS ENTERPRISE	0.80%	IA	$244.06	—
EQ/JANUS ENTERPRISE	0.90%	IA	$240.96	5
EQ/JANUS ENTERPRISE	0.00%	IB	$15.49	19
EQ/JANUS ENTERPRISE	0.00%	IB	$391.15	63
EQ/JANUS ENTERPRISE	0.60%	IB	$247.44	24

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$39.29	192
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$343.14	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$447.00	12
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$417.39	43
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$255.57	7
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$364.16	59
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$347.90	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$340.05	14

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$38.59	19
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$433.00	10
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IA	$296.41	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$278.82	72
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IB	$246.34	35
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$236.34	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$231.49	2

EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$55.72	69
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$497.63	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$598.22	36
EQ/LARGE CAP GROWTH INDEX	0.60%	IA	$391.21	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$114.65	—
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$297.69	138
EQ/LARGE CAP GROWTH INDEX	0.60%	IB	$263.02	448
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$252.33	5
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$247.16	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$46.78	13
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$457.89	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$602.68	87
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IA	$365.64	6
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$575.22	78
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$288.36	39
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$501.86	336
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$479.45	5
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$468.63	24

EQ/LARGE CAP VALUE INDEX	0.00%	IA	$136.55	41
EQ/LARGE CAP VALUE INDEX	0.60%	IA	$126.50	40
EQ/LARGE CAP VALUE INDEX	0.80%	IA	$123.30	—
EQ/LARGE CAP VALUE INDEX	0.90%	IA	$121.73	34
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$111.43	—

The accompanying notes are an integral part of these financial statements.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$157.29	93
EQ/LARGE CAP VALUE INDEX	0.60%	IB	$125.03	29

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$31.64	16
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$267.24	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$272.41	83
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$360.68	183
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$244.48	10
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$279.12	524
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IA	$231.30	13
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$261.61	89
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$268.88	81
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$236.60	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$275.50	395
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$258.22	—

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$12.86	573
EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$128.64	325
EQ/LAZARD EMERGING MARKETS EQUITY	0.60%	IB	$121.35	104
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$119.00	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$117.84	9

EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$33.91	95
EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$361.48	7
EQ/LOOMIS SAYLES GROWTH	0.60%	IA	$334.89	36
EQ/LOOMIS SAYLES GROWTH	0.80%	IA	$326.43	—
EQ/LOOMIS SAYLES GROWTH	0.90%	IA	$322.28	5
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$441.42	61
EQ/LOOMIS SAYLES GROWTH	0.60%	IB	$331.04	18

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$179.55	83
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$286.53	106
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$166.34	97
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$162.14	—
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$160.08	19

EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$24.97	692
EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$109.49	—
EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$249.69	297
EQ/MFS INTERNATIONAL VALUE	0.60%	IB	$235.55	137
EQ/MFS INTERNATIONAL VALUE	0.80%	IB	$230.99	—
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$228.75	18

EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$31.66	136
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$316.58	83
EQ/MFS MID CAP FOCUSED GROWTH	0.60%	IB	$298.64	42
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$292.86	—
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$290.02	3

EQ/MFS UTILITIES SERIES	0.00%	IB	$24.76	101
EQ/MFS UTILITIES SERIES	0.00%	IB	$247.62	1

EQ/MID CAP INDEX	0.00%	IA	$44.27	149
EQ/MID CAP INDEX	0.00%	IA	$342.30	8
EQ/MID CAP INDEX	0.00%	IA	$506.51	60
EQ/MID CAP INDEX	0.60%	IA	$341.11	5
EQ/MID CAP INDEX	0.00%	IB	$109.96	—

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	0.00%	IB	$323.53	158
EQ/MID CAP INDEX	0.60%	IB	$287.99	219
EQ/MID CAP INDEX	0.80%	IB	$276.98	1
EQ/MID CAP INDEX	0.90%	IB	$271.64	13

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$38.42	20
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$341.27	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$441.17	21
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$473.94	95
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$322.09	4
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$373.90	18
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$384.90	277
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IA	$367.72	3
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IA	$359.42	23
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$110.97	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$439.29	33

EQ/MODERATE ALLOCATION	0.00%	A	$21.11	381
EQ/MODERATE ALLOCATION	0.00%	A	$158.84	4
EQ/MODERATE ALLOCATION	0.00%	A	$454.71	170
EQ/MODERATE ALLOCATION	0.60%	A	$956.47	576
EQ/MODERATE ALLOCATION	0.80%	A	$305.73	9
EQ/MODERATE ALLOCATION	0.90%	A	$384.65	114
EQ/MODERATE ALLOCATION	0.00%	B	$106.62	—
EQ/MODERATE ALLOCATION	0.00%	B	$223.88	498
EQ/MODERATE ALLOCATION	0.60%	B	$201.96	263

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$195.92	648

EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$25.30	653
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$171.31	2
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$266.91	339
EQ/MODERATE-PLUS ALLOCATION	0.60%	A	$242.04	267
EQ/MODERATE-PLUS ALLOCATION	0.80%	A	$234.25	3
EQ/MODERATE-PLUS ALLOCATION	0.90%	A	$230.44	42
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$107.46	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$108.52	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$261.46	888
EQ/MODERATE-PLUS ALLOCATION	0.60%	B	$237.11	148

EQ/MONEY MARKET	0.00%	IA	$10.32	552
EQ/MONEY MARKET	0.00%	IA	$10.36	1,153
EQ/MONEY MARKET	0.00%	IA	$177.62	108
EQ/MONEY MARKET	0.60%	IA	$244.78	249
EQ/MONEY MARKET	0.80%	IA	$136.58	1
EQ/MONEY MARKET	0.90%	IA	$150.25	19
EQ/MONEY MARKET	0.00%	IB	$100.94	10
EQ/MONEY MARKET	0.00%	IB	$135.73	264
EQ/MONEY MARKET	0.60%	IB	$125.38	152

EQ/OPPENHEIMER GLOBAL	0.00%	IB	$113.06	—

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$101.00	—

EQ/PIMCO REAL RETURN	0.00%	IB	$13.35	125
EQ/PIMCO REAL RETURN	0.00%	IB	$133.54	135
EQ/PIMCO REAL RETURN	0.60%	IB	$125.98	42

The accompanying notes are an integral part of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO REAL RETURN	0.80%	IB	$123.54	—
EQ/PIMCO REAL RETURN	0.90%	IB	$122.34	4

EQ/PIMCO TOTAL RETURN	0.00%	IB	$14.11	297
EQ/PIMCO TOTAL RETURN	0.00%	IB	$103.13	—
EQ/PIMCO TOTAL RETURN	0.00%	IB	$141.12	339
EQ/PIMCO TOTAL RETURN	0.60%	IB	$133.12	188
EQ/PIMCO TOTAL RETURN	0.80%	IB	$130.55	1
EQ/PIMCO TOTAL RETURN	0.90%	IB	$129.28	31

EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$124.33	50
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$104.86	2
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$115.18	64
EQ/PIMCO ULTRA SHORT BOND	0.80%	IA	$112.27	—
EQ/PIMCO ULTRA SHORT BOND	0.90%	IA	$110.84	8
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$101.48	—
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$127.42	106
EQ/PIMCO ULTRA SHORT BOND	0.60%	IB	$114.56	33

EQ/QUALITY BOND PLUS	0.00%	IA	$13.15	84
EQ/QUALITY BOND PLUS	0.00%	IA	$271.80	24
EQ/QUALITY BOND PLUS	0.60%	IA	$218.93	61
EQ/QUALITY BOND PLUS	0.80%	IA	$197.48	1
EQ/QUALITY BOND PLUS	0.90%	IA	$202.23	6
EQ/QUALITY BOND PLUS	0.00%	IB	$183.40	39
EQ/QUALITY BOND PLUS	0.60%	IB	$161.70	73

EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$37.21	79
EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$248.17	101
EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$372.12	11
EQ/SCIENCE AND TECHNOLOGY	0.60%	IB	$238.44	51
EQ/SCIENCE AND TECHNOLOGY	0.80%	IB	$235.27	—
EQ/SCIENCE AND TECHNOLOGY	0.90%	IB	$233.70	6

EQ/SMALL COMPANY INDEX	0.00%	IA	$38.65	126
EQ/SMALL COMPANY INDEX	0.00%	IA	$229.53	2
EQ/SMALL COMPANY INDEX	0.00%	IA	$573.36	48
EQ/SMALL COMPANY INDEX	0.60%	IA	$355.58	8
EQ/SMALL COMPANY INDEX	0.60%	IA	$458.68	41
EQ/SMALL COMPANY INDEX	0.80%	IA	$441.00	—
EQ/SMALL COMPANY INDEX	0.90%	IA	$433.65	5
EQ/SMALL COMPANY INDEX	0.00%	IB	$111.20	—
EQ/SMALL COMPANY INDEX	0.00%	IB	$416.26	103
EQ/SMALL COMPANY INDEX	0.60%	IB	$399.21	—
EQ/SMALL COMPANY INDEX	0.60%	IB	$404.39	25
EQ/SMALL COMPANY INDEX	0.90%	IB	$379.01	—

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$56.92	437
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$327.71	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$328.39	—
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IA	$303.93	3
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$112.43	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$323.59	27
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$384.64	136
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IB	$300.11	192

The accompanying notes are an integral part of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$292.64	1
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$288.97	16

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$50.21	118
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$115.23	—
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$502.06	3

EQ/UBS GROWTH & INCOME	0.00%	IB	$228.64	1
EQ/UBS GROWTH & INCOME	0.00%	IB	$328.67	22
EQ/UBS GROWTH & INCOME	0.60%	IB	$211.82	40
EQ/UBS GROWTH & INCOME	0.80%	IB	$206.46	—
EQ/UBS GROWTH & INCOME	0.90%	IB	$203.84	2

EQ/WELLINGTON ENERGY	0.00%	IB	$7.33	136
EQ/WELLINGTON ENERGY	0.00%	IB	$73.35	100
EQ/WELLINGTON ENERGY	0.60%	IB	$69.19	38
EQ/WELLINGTON ENERGY	0.80%	IB	$67.85	—
EQ/WELLINGTON ENERGY	0.90%	IB	$67.19	1

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$29.65	10
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$306.65	3

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$35.91	58
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$381.73	1

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$10.39	104
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$103.95	5

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$39.50	65
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$285.41	21
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$387.74	1
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.60%	SERVICE CLASS 2	$269.24	9
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$261.47	1

FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$27.96	63
FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$290.91	5

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$17.58	785
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$193.17	144

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$38.33	152
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$108.38	—
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$232.32	67
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$610.74	5
FIDELITY® VIP MID CAP PORTFOLIO	0.60%	SERVICE CLASS 2	$219.16	35
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$214.92	—
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$212.83	3

FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$42.96	25
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$388.77	—

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$46.35	3
FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$475.32	—

FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$21.32	50
FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$213.16	30
FRANKLIN MUTUAL SHARES VIP FUND	0.60%	CLASS 2	$201.09	11
FRANKLIN MUTUAL SHARES VIP FUND	0.80%	CLASS 2	$197.20	—
FRANKLIN MUTUAL SHARES VIP FUND	0.90%	CLASS 2	$195.28	1

The accompanying notes are an integral part of these financial statements.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$24.49	164
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$244.88	19
FRANKLIN SMALL CAP VALUE VIP FUND	0.60%	CLASS 2	$231.00	19
FRANKLIN SMALL CAP VALUE VIP FUND	0.80%	CLASS 2	$226.53	—
FRANKLIN SMALL CAP VALUE VIP FUND	0.90%	CLASS 2	$224.33	2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$23.36	609
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$233.64	16

INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$19.98	29
INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$199.75	10
INVESCO V.I. MID CAP CORE EQUITY FUND	0.60%	SERIES II	$188.43	8
INVESCO V.I. MID CAP CORE EQUITY FUND	0.80%	SERIES II	$184.79	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$182.99	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$22.13	24
INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES I	$221.26	19
INVESCO V.I. SMALL CAP EQUITY FUND	0.60%	SERIES I	$208.72	7
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES I	$204.68	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$202.69	—

IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$21.64	27
IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$216.37	1

IVY VIP HIGH INCOME	0.00%	CLASS II	$13.31	528
IVY VIP HIGH INCOME	0.00%	CLASS I	$103.21	—
IVY VIP HIGH INCOME	0.00%	CLASS I	$133.06	192
IVY VIP HIGH INCOME	0.60%	CLASS I	$127.84	65
IVY VIP HIGH INCOME	0.80%	CLASS I	$126.14	—
IVY VIP HIGH INCOME	0.90%	CLASS II	$125.30	4

IVY VIP SMALL CAP GROWTH	0.00%	CLASS II	$23.74	57
IVY VIP SMALL CAP GROWTH	0.00%	CLASS I	$237.38	36
IVY VIP SMALL CAP GROWTH	0.60%	CLASS I	$223.93	19
IVY VIP SMALL CAP GROWTH	0.80%	CLASS I	$219.60	—
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$217.46	3

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.00%	VC SHARES	$104.15	—

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$286.39	10
MFS® INVESTORS TRUST SERIES	0.60%	SERVICE CLASS	$270.16	6
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$264.93	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$339.48	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.60%	SERVICE CLASS	$320.24	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$314.05	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$311.00	—

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$49.97	18
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$282.74	—
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$520.07	126
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$384.32	3
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$1,951.97	201

The accompanying notes are an integral part of these financial statements.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IA	$282.54	12
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$503.13	62
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$264.88	60
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IB	$234.93	100

MULTIMANAGER CORE BOND	0.00%	IA	$15.33	98
MULTIMANAGER CORE BOND	0.00%	IA	$180.91	—
MULTIMANAGER CORE BOND	0.00%	IA	$191.46	92
MULTIMANAGER CORE BOND	0.60%	IA	$181.19	3
MULTIMANAGER CORE BOND	0.00%	IB	$197.36	103
MULTIMANAGER CORE BOND	0.60%	IB	$177.10	114
MULTIMANAGER CORE BOND	0.80%	IB	$170.79	—
MULTIMANAGER CORE BOND	0.90%	IB	$167.72	14

MULTIMANAGER MID CAP GROWTH	0.00%	IA	$607.84	22
MULTIMANAGER MID CAP GROWTH	0.60%	IA	$333.42	1
MULTIMANAGER MID CAP GROWTH	0.00%	IB	$536.78	14
MULTIMANAGER MID CAP GROWTH	0.60%	IB	$310.96	39
MULTIMANAGER MID CAP GROWTH	0.80%	IB	$469.44	—
MULTIMANAGER MID CAP GROWTH	0.90%	IB	$294.49	5

MULTIMANAGER MID CAP VALUE	0.00%	IA	$37.47	18
MULTIMANAGER MID CAP VALUE	0.00%	IA	$329.70	—
MULTIMANAGER MID CAP VALUE	0.00%	IA	$500.84	18
MULTIMANAGER MID CAP VALUE	0.60%	IA	$298.41	1
MULTIMANAGER MID CAP VALUE	0.00%	IB	$328.00	16
MULTIMANAGER MID CAP VALUE	0.60%	IB	$294.32	62
MULTIMANAGER MID CAP VALUE	0.80%	IB	$283.83	—
MULTIMANAGER MID CAP VALUE	0.90%	IB	$278.73	8

MULTIMANAGER TECHNOLOGY	0.00%	IA	$71.36	40
MULTIMANAGER TECHNOLOGY	0.00%	IA	$997.39	25
MULTIMANAGER TECHNOLOGY	0.60%	IA	$500.61	2
MULTIMANAGER TECHNOLOGY	0.00%	IB	$112.34	—
MULTIMANAGER TECHNOLOGY	0.00%	IB	$810.86	45
MULTIMANAGER TECHNOLOGY	0.60%	IB	$448.50	219
MULTIMANAGER TECHNOLOGY	0.80%	IB	$709.16	1
MULTIMANAGER TECHNOLOGY	0.90%	IB	$424.76	11

NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$14.16	73
NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$55.07	6

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$69.65	126
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$106.63	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.60%	ADVISOR CLASS	$65.70	30
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$64.43	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$63.81	9

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$239.36	43
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.60%	CLASS I	$225.80	23
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.80%	CLASS I	$221.43	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.90%	CLASS II	$219.28	3

TARGET 2015 ALLOCATION	0.00%	B	$22.07	60
TARGET 2015 ALLOCATION	0.00%	B	$173.49	6

TARGET 2025 ALLOCATION	0.00%	B	$25.95	90
TARGET 2025 ALLOCATION	0.00%	B	$130.82	6

The accompanying notes are an integral part of these financial statements.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2025 ALLOCATION	0.00%	B	$193.04	24
TARGET 2025 ALLOCATION	0.60%	B	$127.19	54
TARGET 2025 ALLOCATION	0.80%	B	$126.00	—

TARGET 2035 ALLOCATION	0.00%	B	$28.61	134
TARGET 2035 ALLOCATION	0.00%	B	$135.58	8
TARGET 2035 ALLOCATION	0.00%	B	$204.95	8
TARGET 2035 ALLOCATION	0.60%	B	$131.82	5

TARGET 2045 ALLOCATION	0.00%	B	$30.92	52
TARGET 2045 ALLOCATION	0.00%	B	$138.88	14
TARGET 2045 ALLOCATION	0.00%	B	$212.36	4
TARGET 2045 ALLOCATION	0.60%	B	$135.03	4

TARGET 2055 ALLOCATION	0.00%	B	$14.47	24
TARGET 2055 ALLOCATION	0.00%	B	$144.67	8
TARGET 2055 ALLOCATION	0.60%	B	$140.66	1

TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$138.90	96
TEMPLETON DEVELOPING MARKETS VIP FUND	0.60%	CLASS 2	$131.03	35
TEMPLETON DEVELOPING MARKETS VIP FUND	0.80%	CLASS 2	$128.49	—
TEMPLETON DEVELOPING MARKETS VIP FUND	0.90%	CLASS 2	$127.25	4

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$12.96	320
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$129.62	245
TEMPLETON GLOBAL BOND VIP FUND	0.60%	CLASS 2	$122.27	93
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$119.91	—
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$118.74	10

TEMPLETON GROWTH VIP FUND	0.00%	CLASS 2	$178.02	19
TEMPLETON GROWTH VIP FUND	0.60%	CLASS 2	$167.94	8
TEMPLETON GROWTH VIP FUND	0.80%	CLASS 2	$164.69	—
TEMPLETON GROWTH VIP FUND	0.90%	CLASS 2	$163.09	2

VANECK VIP GLOBAL HARD ASSETS FUND	0.00%	CLASS S	$66.70	122
VANECK VIP GLOBAL HARD ASSETS FUND	0.60%	CLASS S	$62.91	39
VANECK VIP GLOBAL HARD ASSETS FUND	0.80%	CLASS S	$61.69	—
VANECK VIP GLOBAL HARD ASSETS FUND	0.90%	CLASS S	$61.09	1

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	0.60%	COMMON SHARES	$353.83	42

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$67,043	$259,044	$50,177	$482,472	$648,057	$1,113,603
Expenses:
Asset-based charges	2,794	4,626	999	40,835	36,152	347,137

Net Investment Income (Loss)	64,249	254,418	49,178	441,637	611,905	766,466

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,675	58,168	5,374	(1,640,159)	(158,370)	4,225,421
Net realized gain distribution from the Portfolios	26,004	418,562	—	284,393	250,934	4,930,492

Net realized gain (loss)	31,679	476,730	5,374	(1,355,766)	92,564	9,155,913

Net change in unrealized appreciation (depreciation) of investments	221,107	1,245,865	34,319	5,411,069	544,835	27,540,790

Net Realized and Unrealized Gain (Loss) on Investments	252,786	1,722,595	39,693	4,055,303	637,399	36,696,703

Net Increase (Decrease) in Net Assets Resulting from Operations	$317,035	$1,977,013	$88,871	$4,496,940	$1,249,304	$37,463,169

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)	1290 VT SMALL CAP VALUE*(a)	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	ALL ASSET GROWTH-ALT 20*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2	$—	$—	$36,560	$30,980	$566,993
Expenses:
Asset-based charges	—	—	—	2,215	10,439	38,371

Net Investment Income (Loss)	2	—	—	34,345	20,541	528,622

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	—	—	33,497	175,356	92,550
Net realized gain distribution from the Portfolios	—	—	—	46,392	57,218	1,273,748

Net realized gain (loss)	—	—	—	79,889	232,574	1,366,298

Net change in unrealized appreciation (depreciation) of investments	—	—	—	391,869	608,444	3,675,286

Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	471,758	841,018	5,041,584

Net Increase (Decrease) in Net Assets Resulting from Operations	$2	$—	$—	$506,103	$861,559	$5,570,206

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$849	$211,036	$61,885	$1,410,464	$303,395	$129,026
Expenses:
Asset-based charges	21,059	42,335	—	290,891	23,350	62,498

Net Investment Income (Loss)	(20,210)	168,701	61,885	1,119,573	280,045	66,528

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	32,680	499,866	198,306	(582,560)	736,149	1,119,695
Net realized gain distribution from the Portfolios	638,392	963,905	198,017	—	1,547,782	990,438

Net realized gain (loss)	671,072	1,463,771	396,323	(582,560)	2,283,931	2,110,133

Net change in unrealized appreciation (depreciation) of investments	2,015,078	4,480,321	526,747	3,747,117	1,551,616	3,698,522

Net Realized and Unrealized Gain (Loss) on Investments	2,686,150	5,944,092	923,070	3,164,557	3,835,547	5,808,655

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,665,940	$6,112,793	$984,955	$4,284,130	$4,115,592	$5,875,183

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,525	$49,587	$229,307	$51,775	$337,782	$2,350,676
Expenses:
Asset-based charges	—	13,110	20,829	9,309	948,610	250,622

Net Investment Income (Loss)	3,525	36,477	208,478	42,466	(610,828)	2,100,054

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,139	(2,269)	446,854	26,912	3,095,232	1,896,788
Net realized gain distribution from the Portfolios	9,316	135,478	276,628	234,987	19,869,810	11,755,887

Net realized gain (loss)	11,455	133,209	723,482	261,899	22,965,042	13,652,675

Net change in unrealized appreciation (depreciation) of investments	209,344	907,889	2,500,545	778,528	27,484,872	16,507,622

Net Realized and Unrealized Gain (Loss) on Investments	220,799	1,041,098	3,224,027	1,040,427	50,449,914	30,160,297

Net Increase (Decrease) in Net Assets Resulting from Operations	$224,324	$1,077,575	$3,432,505	$1,082,893	$49,839,086	$32,260,351

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,032,408	$658,011	$3,776,373	$665,526	$24,459	$23,977,303
Expenses:
Asset-based charges	124,239	—	622,594	586,575	229,709	8,739,485

Net Investment Income (Loss)	908,169	658,011	3,153,779	78,951	(205,250)	15,237,818

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	244,549	532,662	7,749,832	11,519,089	285,907	61,806,930
Net realized gain distribution from the Portfolios	—	786,561	9,359,338	13,758,223	5,821,070	76,392,008

Net realized gain (loss)	244,549	1,319,223	17,109,170	25,277,312	6,106,977	138,198,938

Net change in unrealized appreciation (depreciation) of investments	12,500,948	4,040,788	20,385,810	8,569,002	17,892,358	272,175,011

Net Realized and Unrealized Gain (Loss) on Investments	12,745,497	5,360,011	37,494,980	33,846,314	23,999,335	410,373,949

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,653,666	$6,018,022	$40,648,759	$33,925,265	$23,794,085	$425,611,767

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS* (a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$457,239	$116,385	$44,891	$511,349	$1,504,867	$2
Expenses:
Asset-based charges	81,844	—	—	63,601	223,546	—

Net Investment Income (Loss)	375,395	116,385	44,891	447,748	1,281,321	2

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(144,529)	66,958	15,858	(36,522)	48,252	—
Net realized gain distribution from the Portfolios	567,204	106,098	17,435	1,194,529	—	—

Net realized gain (loss)	422,675	173,056	33,293	1,158,007	48,252	—

Net change in unrealized appreciation (depreciation) of investments	1,542,472	660,708	184,799	2,391,176	2,073,855	10

Net Realized and Unrealized Gain (Loss) on Investments	1,965,147	833,764	218,092	3,549,183	2,122,107	10

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,340,542	$950,149	$262,983	$3,996,931	$3,403,428	$12

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,101,930	$985,315	$662,132	$1,449,451	$137,813	$1,762,612
Expenses:
Asset-based charges	2,910,135	389,855	151,962	69,251	42,288	451,498

Net Investment Income (Loss)	12,191,795	595,460	510,170	1,380,200	95,525	1,311,114

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	49,036,379	65,836	617,961	159,445	(168,484)	3,109,312
Net realized gain distribution from the Portfolios	19,032,143	—	208,539	506,983	108,464	3,757,652

Net realized gain (loss)	68,068,522	65,836	826,500	666,428	(60,020)	6,866,964

Net change in unrealized appreciation (depreciation) of investments	163,549,309	26,485,495	13,849,231	832,252	949,715	20,756,071

Net Realized and Unrealized Gain (Loss) on Investments	231,617,831	26,551,331	14,675,731	1,498,680	889,695	27,623,035

Net Increase (Decrease) in Net Assets Resulting from Operations	$243,809,626	$27,146,791	$15,185,901	$2,878,880	$985,220	$28,934,149

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/ INTERMEDIATE GOVERNMENT BOND*	EQ/ INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/ INTERNATIONAL EQUITY INDEX*	EQ/ INTERNATIONAL MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$85,573	$1,029,853	$724,982	$1,058,795	$8,343,714	$124,274
Expenses:
Asset-based charges	15,459	—	186,673	136,069	1,252,267	2,196

Net Investment Income (Loss)	70,114	1,029,853	538,309	922,726	7,091,447	122,078

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	64,156	1,213,961	198,866	938,598	(4,009,597)	7,169
Net realized gain distribution from the Portfolios	153,316	1,226,705	—	995,320	—	12,719

Net realized gain (loss)	217,472	2,440,666	198,866	1,933,918	(4,009,597)	19,888

Net change in unrealized appreciation (depreciation) of investments	2,261,285	8,425,891	1,033,634	7,959,878	54,318,570	743,111

Net Realized and Unrealized Gain (Loss) on Investments	2,478,757	10,866,557	1,232,500	9,893,796	50,308,973	762,999

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,548,871	$11,896,410	$1,770,809	$10,816,522	$57,400,420	$885,077

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,681,203	$591,103	$1,931,660	$583,152	$8,655	$671,505
Expenses:
Asset-based charges	229,111	49,924	61,355	54,947	121,194	176,299

Net Investment Income (Loss)	1,452,092	541,179	1,870,305	528,205	(112,539)	495,206

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,014,008	732,426	753,206	798,007	869,508	766,714
Net realized gain distribution from the Portfolios	1,621,497	1,217,964	1,826,944	614,955	3,240,161	745,762

Net realized gain (loss)	2,635,505	1,950,390	2,580,150	1,412,962	4,109,669	1,512,476

Net change in unrealized appreciation (depreciation) of investments	10,474,033	3,679,086	3,680,663	6,565,120	10,680,522	10,251,881

Net Realized and Unrealized Gain (Loss) on Investments	13,109,538	5,629,476	6,260,813	7,978,082	14,790,191	11,764,357

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,561,630	$6,170,655	$8,131,118	$8,506,287	$14,677,652	$12,259,563

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$416,649	$1,096,562	$1,158,411	$691,090	$7,236,003	$1,546,340
Expenses:
Asset-based charges	53,008	703,098	1,144,941	79,148	1,704,995	82,612

Net Investment Income (Loss)	363,641	393,464	13,470	611,942	5,531,008	1,463,728

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,084,868	7,406,544	16,111,092	776,545	6,241,512	736,191
Net realized gain distribution from the Portfolios	2,155,256	12,741,326	22,229,934	1,699,708	22,744,558	592,750

Net realized gain (loss)	3,240,124	20,147,870	38,341,026	2,476,253	28,986,070	1,328,941

Net change in unrealized appreciation (depreciation) of investments	4,516,234	29,779,230	38,932,796	3,372,909	47,962,044	6,960,105

Net Realized and Unrealized Gain (Loss) on Investments	7,756,358	49,927,100	77,273,822	5,849,162	76,948,114	8,289,046

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,119,999	$50,320,564	$77,287,292	$6,461,104	$82,479,122	$9,752,774

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,858	$751,877	$813,628	$6,391	$78,536	$1,711,713
Expenses:
Asset-based charges	113,840	117,417	218,802	81,832	—	417,562

Net Investment Income (Loss)	(100,982)	634,460	594,826	(75,441)	78,536	1,294,151

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,469,748	802,893	1,276,040	939,974	65,249	5,695,826
Net realized gain distribution from the Portfolios	2,779,428	1,842,489	291,313	160,019	3,871	6,239,415

Net realized gain (loss)	5,249,176	2,645,382	1,567,353	1,099,993	69,120	11,935,241

Net change in unrealized appreciation (depreciation) of investments	7,256,172	10,046,356	24,068,450	10,818,375	416,938	19,898,665

Net Realized and Unrealized Gain (Loss) on Investments	12,505,348	12,691,738	25,635,803	11,918,368	486,058	31,833,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,404,366	$13,326,198	$26,230,629	$11,842,927	$564,594	$33,128,057

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,521,475	$13,311,739	$1,845,623	$6,762,659	$2,380,669	$—
Expenses:
Asset-based charges	745,882	4,066,143	—	668,858	562,909	—

Net Investment Income (Loss)	1,775,593	9,245,596	1,845,623	6,093,801	1,817,760	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,917,790	1,738,028	1,429,447	2,898,996	551	—
Net realized gain distribution from the Portfolios	10,404,250	38,891,891	2,822,571	26,757,463	7,822	—

Net realized gain (loss)	21,322,040	40,629,919	4,252,018	29,656,459	8,373	—

Net change in unrealized appreciation (depreciation) of investments	19,657,551	66,344,967	13,188,116	40,326,730	(6,280)	—

Net Realized and Unrealized Gain (Loss) on Investments	40,979,591	106,974,886	17,440,134	69,983,189	2,093	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,755,184	$116,220,482	$19,285,757	$76,076,990	$1,819,853	$—

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1	$490,795	$1,614,859	$719,222	$643,077	$4,529
Expenses:
Asset-based charges	—	37,465	177,257	78,850	168,676	73,730

Net Investment Income (Loss)	1	453,330	1,437,602	640,372	474,401	(69,201)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	197,345	716,667	(16,265)	(170,142)	1,398,703
Net realized gain distribution from the Portfolios	—	266,925	1,828,715	—	—	896,789

Net realized gain (loss)	—	464,270	2,545,382	(16,265)	(170,142)	2,295,492

Net change in unrealized appreciation (depreciation) of investments	(1)	1,032,383	2,093,513	102,560	1,821,813	12,298,146

Net Realized and Unrealized Gain (Loss) on Investments	(1)	1,496,653	4,638,895	86,295	1,651,671	14,593,638

Net Increase (Decrease) in Net Assets Resulting from Operations	$—	$1,949,983	$6,076,497	$726,667	$2,126,072	$14,524,437

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,144,375	$—	$—	$74,305	$105,900	$15,304
Expenses:
Asset-based charges	207,784	373,131	—	47,359	18,163	—

Net Investment Income (Loss)	936,591	(373,131)	—	26,946	87,737	15,304

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(258,782)	6,574,904	109,497	26,837	(1,041,880)	8,742
Net realized gain distribution from the Portfolios	6,564,289	3,368,025	—	413,980	—	67,474

Net realized gain (loss)	6,305,507	9,942,929	109,497	440,817	(1,041,880)	76,216

Net change in unrealized appreciation (depreciation) of investments	15,086,670	25,647,347	1,845,811	3,790,833	1,120,142	152,314

Net Realized and Unrealized Gain (Loss) on Investments	21,392,177	35,590,276	1,955,308	4,231,650	78,262	228,530

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,328,768	$35,217,145	$1,955,308	$4,258,596	$165,999	$243,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$38,672	$25,421	$351,781	$167,280	$1,057,552	$210,632
Expenses:
Asset-based charges	—	—	16,240	—	—	48,342

Net Investment Income (Loss)	38,672	25,421	335,541	167,280	1,057,552	162,290

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,176	—	90,094	(2,655)	195,370	(1,003,981)
Net realized gain distribution from the Portfolios	117,450	—	871,453	—	—	3,540,718

Net realized gain (loss)	134,626	—	961,547	(2,655)	195,370	2,536,737

Net change in unrealized appreciation (depreciation) of investments	284,890	—	1,261,978	244,927	2,280,723	3,723,738

Net Realized and Unrealized Gain (Loss) on Investments	419,516	—	2,223,525	242,272	2,476,093	6,260,475

Net Increase (Decrease) in Net Assets Resulting from Operations	$458,188	$25,421	$2,559,066	$409,552	$3,533,645	$6,422,765

The accompanying notes are an integral part of these financial statements.

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,472	$3,056	$169,959	$133,317	$431,875	$8,242
Expenses:
Asset-based charges	—	—	14,657	28,039	—	8,767

Net Investment Income (Loss)	17,472	3,056	155,302	105,278	431,875	(525)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(38,857)	(34,033)	(133,268)	(765,190)	127,153	(119,221)
Net realized gain distribution from the Portfolios	98,590	30,445	908,777	2,123,823	878,559	422,871

Net realized gain (loss)	59,733	(3,588)	775,509	1,358,633	1,005,712	303,650

Net change in unrealized appreciation (depreciation) of investments	286,378	77,804	906,856	1,379,602	2,000,905	534,052

Net Realized and Unrealized Gain (Loss) on Investments	346,111	74,216	1,682,365	2,738,235	3,006,617	837,702

Net Increase (Decrease) in Net Assets Resulting from Operations	$363,583	$77,272	$1,837,667	$2,843,513	$3,438,492	$837,177

The accompanying notes are an integral part of these financial statements.

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$13,851	$2,549,125	$—	$—	$18,696
Expenses:
Asset-based charges	8,747	—	54,348	31,797	—	8,840

Net Investment Income (Loss)	(8,747)	13,851	2,494,777	(31,797)	—	9,856

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(198,710)	(26,299)	(361,106)	(431,418)	—	106,404
Net realized gain distribution from the Portfolios	748,902	127,320	—	1,102,956	—	227,577

Net realized gain (loss)	550,192	101,021	(361,106)	671,538	—	333,981

Net change in unrealized appreciation (depreciation) of investments	777,563	(5,109)	1,845,015	2,203,199	—	677,822

Net Realized and Unrealized Gain (Loss) on Investments	1,327,755	95,912	1,483,909	2,874,737	—	1,011,803

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,319,008	$109,763	$3,978,686	$2,842,940	$—	$1,021,659

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$32,790	$3,806,221	$1,319,427	$—	$481,217	$234,969
Expenses:
Asset-based charges	26,892	2,644,884	147,269	86,083	135,804	601,381

Net Investment Income (Loss)	5,898	1,161,337	1,172,158	(86,083)	345,413	(366,412)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	266,029	22,806,556	(232,572)	365,838	3,023,291	9,964,481
Net realized gain distribution from the Portfolios	757,006	42,933,099	517,962	2,718,758	2,631,467	14,373,973

Net realized gain (loss)	1,023,035	65,739,655	285,390	3,084,596	5,654,758	24,338,454

Net change in unrealized appreciation (depreciation) of investments	1,782,604	70,247,898	2,766,431	5,697,318	1,734,743	23,653,392

Net Realized and Unrealized Gain (Loss) on Investments	2,805,639	135,987,553	3,051,821	8,781,914	7,389,501	47,991,846

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,811,537	$137,148,890	$4,223,979	$8,695,831	$7,734,914	$47,625,434

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$459,406	$303,751	$39,233	$233,361	$106,465
Expenses:
Asset-based charges	—	16,546	35,484	—	31,500	6,485

Net Investment Income (Loss)	—	442,860	268,267	39,233	201,861	99,980

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(119,527)	(827,685)	(130,767)	(28,194)	316,598	176,173
Net realized gain distribution from the Portfolios	—	—	956,366	98,865	517,957	174,698

Net realized gain (loss)	(119,527)	(827,685)	825,599	70,671	834,555	350,871

Net change in unrealized appreciation (depreciation) of investments	317,943	1,466,125	2,226,810	165,316	994,888	716,882

Net Realized and Unrealized Gain (Loss) on Investments	198,416	638,440	3,052,409	235,987	1,829,443	1,067,753

Net Increase (Decrease) in Net Assets Resulting from Operations	$198,416	$1,081,300	$3,320,676	$275,220	$2,031,304	$1,167,733

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$70,795	$21,851	$191,570	$3,466,454	$129,806	$—
Expenses:
Asset-based charges	2,492	987	48,588	81,049	10,771	15,109

Net Investment Income (Loss)	68,303	20,864	142,982	3,385,405	119,035	(15,109)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	78,837	32,266	96,946	(507,131)	(218,494)	(516,046)
Net realized gain distribution from the Portfolios	127,854	—	—	—	891,708	—

Net realized gain (loss)	206,691	32,266	96,946	(507,131)	673,214	(516,046)

Net change in unrealized appreciation (depreciation) of investments	538,091	225,044	3,934,356	(2,072,717)	(153,217)	1,565,764

Net Realized and Unrealized Gain (Loss) on Investments	744,782	257,310	4,031,302	(2,579,848)	519,997	1,049,718

Net Increase (Decrease) in Net Assets Resulting from Operations	$813,085	$278,174	$4,174,284	$805,557	$639,032	$1,034,609

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$287,378
Expenses:
Asset-based charges	81,596

Net Investment Income (Loss)	205,782

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	831,680
Net realized gain distribution from the Portfolios	376,276

Net realized gain (loss)	1,207,956

Net change in unrealized appreciation (depreciation) of investments	2,262,171

Net Realized and Unrealized Gain (Loss) on Investments	3,470,127

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,675,909

The accompanying notes are an integral part of these financial statements.

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$64,249	$27,231	$254,418	$183,233	$49,178	$17,328
Net realized gain (loss)	31,679	30,192	476,730	361,667	5,374	(4,083)
Net change in unrealized appreciation (depreciation) of investments	221,107	(131,330)	1,245,865	(1,013,423)	34,319	(14,411)

Net increase (decrease) in net assets resulting from operations	317,035	(73,907)	1,977,013	(468,523)	88,871	(1,166)

From Contractowners Transactions:
Payments received from contractowners	229,027	160,701	1,595,260	1,618,739	467,220	180,941
Transfers between Variable Investment Options including guaranteed interest account, net	189,632	571,644	139,064	(1,614,365)	837,895	261,054
Redemptions for contract benefits and terminations	(29,458)	(12,604)	(658,312)	(292,789)	(8,913)	(13,392)
Contract maintenance charges	(72,364)	(46,131)	(804,395)	(796,144)	(47,256)	(20,634)

Net increase (decrease) in net assets resulting from contractowners transactions	316,837	673,610	271,617	(1,084,559)	1,248,946	407,969

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	11,663	—	—	—

Net Increase (Decrease) in Net Assets	633,872	599,703	2,260,293	(1,553,082)	1,337,817	406,803
Net Assets — Beginning of Year or Period	1,204,224	604,521	10,754,367	12,307,449	606,764	199,961

Net Assets — End of Year or Period	$1,838,096	$1,204,224	$13,014,660	$10,754,367	$1,944,581	$606,764

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$441,637	$393,347	$611,905	$197,596	$766,466	$687,093
Net realized gain (loss)	(1,355,766)	5,748,576	92,564	371,161	9,155,913	16,860,849
Net change in unrealized appreciation (depreciation) of investments	5,411,069	(8,691,132)	544,835	(1,393,740)	27,540,790	(47,823,307)

Net increase (decrease) in net assets resulting from operations	4,496,940	(2,549,209)	1,249,304	(824,983)	37,463,169	(30,275,365)

From Contractowners Transactions:
Payments received from contractowners	1,228,940	1,194,996	1,022,830	1,072,925	13,529,976	15,161,328
Transfers between Variable Investment Options including guaranteed interest account, net	(1,193,534)	(566,175)	(371,666)	(307,865)	(4,767,889)	(7,030,458)
Redemptions for contract benefits and terminations	(821,226)	(724,484)	(481,517)	(597,580)	(6,163,473)	(6,704,170)
Contract maintenance charges	(697,021)	(720,085)	(428,978)	(444,420)	(5,823,625)	(5,986,014)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,482,841)	(815,748)	(259,331)	(276,940)	(3,225,011)	(4,559,314)

Net Increase (Decrease) in Net Assets	3,014,099	(3,364,957)	989,973	(1,101,923)	34,238,158	(34,834,679)
Net Assets — Beginning of Year or Period	19,286,313	22,651,270	15,090,073	16,191,996	162,892,070	197,726,749

Net Assets — End of Year or Period	$22,300,412	$19,286,313	$16,080,046	$15,090,073	$197,130,228	$162,892,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)	1290 VT SMALL CAP VALUE*(a)
	2019	2019	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2	$—	$—

Net increase (decrease) in net assets resulting from operations	2	—	—

From Contractowners Transactions:
Payments received from contractowners	241	115	14
Contract maintenance charges	(39)	(16)	(3)

Net increase (decrease) in net assets resulting from contractowners transactions	202	99	11

Net Increase (Decrease) in Net Assets	204	99	11

Net Assets — End of Year or Period	$204	$99	$11

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*		ALL ASSET GROWTH-ALT 20*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,345	$15,176	$20,541	$20,640	$528,622	$547,895
Net realized gain (loss)	79,889	67,305	232,574	146,758	1,366,298	1,302,927
Net change in unrealized appreciation (depreciation) of investments	391,869	(170,751)	608,444	(310,402)	3,675,286	(4,268,829)

Net increase (decrease) in net assets resulting from operations	506,103	(88,270)	861,559	(143,004)	5,570,206	(2,418,007)

From Contractowners Transactions:
Payments received from contractowners	723,902	264,152	182,537	171,215	3,245,868	3,787,678
Transfers between Variable Investment Options including guaranteed interest account, net	1,170,784	569,089	(560,272)	(577,063)	(845,359)	1,765,694
Redemptions for contract benefits and terminations	(78,512)	(16,795)	(187,789)	(75,358)	(1,090,217)	(656,921)
Contract maintenance charges	(99,594)	(53,674)	(99,709)	(96,397)	(1,710,112)	(1,541,110)

Net increase (decrease) in net assets resulting from contractowners transactions	1,716,580	762,772	(665,233)	(577,603)	(399,820)	3,355,341

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	11	—	—	—	—	—

Net Increase (Decrease) in Net Assets	2,222,694	674,502	196,326	(720,607)	5,170,386	937,334
Net Assets — Beginning of Year or Period	1,272,602	598,100	2,801,064	3,521,671	29,865,969	28,928,635

Net Assets — End of Year or Period	$3,495,296	$1,272,602	$2,997,390	$2,801,064	$35,036,355	$29,865,969

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(20,210)	$(16,968)	$168,701	$100,000	$61,885	$53,846
Net realized gain (loss)	671,072	357,385	1,463,771	774,067	396,323	311,616
Net change in unrealized appreciation (depreciation) of investments	2,015,078	(1,368,473)	4,480,321	(3,640,473)	526,747	(804,269)

Net increase (decrease) in net assets resulting from operations	2,665,940	(1,028,056)	6,112,793	(2,766,406)	984,955	(438,807)

From Contractowners Transactions:
Payments received from contractowners	1,184,385	1,177,179	3,197,467	2,404,063	703,266	481,232
Transfers between Variable Investment Options including guaranteed interest account, net	189,051	1,104,726	3,820,281	7,519,379	(1,690,246)	1,403,376
Redemptions for contract benefits and terminations	(187,362)	(117,695)	(492,818)	(270,596)	(496,471)	(184,411)
Contract maintenance charges	(270,001)	(225,161)	(671,091)	(484,873)	(93,561)	(95,630)

Net increase (decrease) in net assets resulting from contractowners transactions	916,073	1,939,049	5,853,839	9,167,973	(1,577,012)	1,604,567

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	34	910	—	—

Net Increase (Decrease) in Net Assets	3,582,013	910,993	11,966,666	6,402,477	(592,057)	1,165,760
Net Assets — Beginning of Year or Period	8,267,437	7,356,444	19,113,108	12,710,631	5,436,712	4,270,952

Net Assets — End of Year or Period	$11,849,450	$8,267,437	$31,079,774	$19,113,108	$4,844,655	$5,436,712

The accompanying notes are an integral part of these financial statements.

FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM MULTI-SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*		CHARTERSM SMALL CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,119,573	$1,249,149	$280,045	$507,656	$66,528	$278,998
Net realized gain (loss)	(582,560)	(1,327,086)	2,283,931	2,263,954	2,110,133	2,270,249
Net change in unrealized appreciation (depreciation) of investments	3,747,117	(634,315)	1,551,616	(3,652,786)	3,698,522	(6,029,386)

Net increase (decrease) in net assets resulting from operations	4,284,130	(712,252)	4,115,592	(881,176)	5,875,183	(3,480,139)

From Contractowners Transactions:
Payments received from contractowners	4,454,193	4,892,769	838,173	745,190	1,494,950	1,498,465
Transfers between Variable Investment Options including guaranteed interest account, net	(1,339,559)	(1,130,588)	348,684	582,556	(714,730)	(1,819,898)
Redemptions for contract benefits and terminations	(2,623,149)	(3,587,873)	(499,268)	(472,432)	(974,208)	(1,354,284)
Contract maintenance charges	(4,723,402)	(4,978,093)	(550,398)	(516,851)	(1,297,016)	(1,381,571)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,231,917)	(4,803,785)	137,191	338,463	(1,491,004)	(3,057,288)

Net Increase (Decrease) in Net Assets	52,213	(5,516,037)	4,252,783	(542,713)	4,384,179	(6,537,427)
Net Assets — Beginning of Year or Period	68,009,411	73,525,448	12,513,906	13,056,619	24,462,838	31,000,265

Net Assets — End of Year or Period	$68,061,624	$68,009,411	$16,766,689	$12,513,906	$28,847,017	$24,462,838

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,525	$1,261	$36,477	$33,936	$208,478	$104,224
Net realized gain (loss)	11,455	7,419	133,209	491,105	723,482	640,174
Net change in unrealized appreciation (depreciation) of investments	209,344	(95,687)	907,889	(1,143,278)	2,500,545	(1,453,693)

Net increase (decrease) in net assets resulting from operations	224,324	(87,007)	1,077,575	(618,237)	3,432,505	(709,295)

From Contractowners Transactions:
Payments received from contractowners	292,969	364,928	412,843	327,447	1,381,016	704,550
Transfers between Variable Investment Options including guaranteed interest account, net	(17,106)	55,149	(20,393)	(348,264)	2,102,768	1,261,153
Redemptions for contract benefits and terminations	(14,009)	—	(179,198)	(173,226)	(371,418)	(315,049)
Contract maintenance charges	(37,583)	(30,114)	(188,970)	(195,259)	(513,904)	(459,300)

Net increase (decrease) in net assets resulting from contractowners transactions	224,271	389,963	24,282	(389,302)	2,598,462	1,191,354

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	124	533	—	—	12	354

Net Increase (Decrease) in Net Assets	448,719	303,489	1,101,857	(1,007,539)	6,030,979	482,413
Net Assets — Beginning of Year or Period	617,817	314,328	4,405,281	5,412,820	10,224,977	9,742,564

Net Assets — End of Year or Period	$1,066,536	$617,817	$5,507,138	$4,405,281	$16,255,956	$10,224,977

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$42,466	$26,491	$(610,828)	$(745,786)	$2,100,054	$2,146,429
Net realized gain (loss)	261,899	419,672	22,965,042	40,108,872	13,652,675	11,624,905
Net change in unrealized appreciation (depreciation) of investments	778,528	(1,047,416)	27,484,872	(55,823,981)	16,507,622	(26,889,043)

Net increase (decrease) in net assets resulting from operations	1,082,893	(601,253)	49,839,086	(16,460,895)	32,260,351	(13,117,709)

From Contractowners Transactions:
Payments received from contractowners	533,353	299,478	7,616,186	7,770,341	7,899,153	9,232,836
Transfers between Variable Investment Options including guaranteed interest account, net	607,176	337,946	(8,518,904)	(3,547,190)	(2,941,842)	(2,859,522)
Redemptions for contract benefits and terminations	(195,283)	(206,659)	(8,599,414)	(8,433,628)	(8,634,035)	(8,497,264)
Contract maintenance charges	(187,657)	(172,686)	(6,812,975)	(6,816,779)	(4,828,961)	(5,137,752)

Net increase (decrease) in net assets resulting from contractowners transactions	757,589	258,079	(16,315,107)	(11,027,256)	(8,505,685)	(7,261,702)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	5	(8)	—	—	—	31,622

Net Increase (Decrease) in Net Assets	1,840,487	(343,182)	33,523,979	(27,488,151)	23,754,666	(20,347,789)
Net Assets — Beginning of Year or Period	4,136,586	4,479,768	186,463,041	213,951,192	135,970,073	156,317,862

Net Assets — End of Year or Period	$5,977,073	$4,136,586	$219,987,020	$186,463,041	$159,724,739	$135,970,073

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(b)(c)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$908,169	$267,466	$658,011	$493,984	$3,153,779	$2,647,648
Net realized gain (loss)	244,549	(60,301)	1,319,223	1,344,948	17,109,170	26,378,921
Net change in unrealized appreciation (depreciation) of investments	12,500,948	(5,859,557)	4,040,788	(3,504,352)	20,385,810	(45,322,323)

Net increase (decrease) in net assets resulting from operations	13,653,666	(5,652,392)	6,018,022	(1,665,420)	40,648,759	(16,295,754)

From Contractowners Transactions:
Payments received from contractowners	4,619,562	1,053,158	5,566,657	5,722,032	10,895,685	12,943,153
Transfers between Variable Investment Options including guaranteed interest account, net	(2,394,371)	53,146,253	(691,748)	1,350,703	(10,804,871)	(10,529,958)
Redemptions for contract benefits and terminations	(1,539,228)	(141,713)	(1,067,751)	(669,939)	(8,057,560)	(7,545,269)
Contract maintenance charges	(1,466,061)	(293,100)	(3,021,925)	(2,956,446)	(7,405,632)	(7,884,412)

Net increase (decrease) in net assets resulting from contractowners transactions	(780,098)	53,764,598	785,233	3,446,350	(15,372,378)	(13,016,486)

Net Increase (Decrease) in Net Assets	12,873,568	48,112,206	6,803,255	1,780,930	25,276,381	(29,312,240)
Net Assets — Beginning of Year or Period	48,112,206	—	38,375,203	36,594,273	183,321,917	212,634,157

Net Assets — End of Year or Period	$60,985,774	$48,112,206	$45,178,458	$38,375,203	$208,598,298	$183,321,917

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(c)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CAPITAL GUARDIAN RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/COMMON STOCK INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,951	$109,556	$(205,250)	$(76,784)	$15,237,818	$13,077,922
Net realized gain (loss)	25,277,312	20,054,850	6,106,977	7,873,476	138,198,938	158,391,304
Net change in unrealized appreciation (depreciation) of investments	8,569,002	(26,127,363)	17,892,358	(7,907,125)	272,175,011	(267,534,071)

Net increase (decrease) in net assets resulting from operations	33,925,265	(5,962,957)	23,794,085	(110,433)	425,611,767	(96,064,845)

From Contractowners Transactions:
Payments received from contractowners	4,024,287	4,221,681	3,786,412	4,042,384	63,765,617	68,264,259
Transfers between Variable Investment Options including guaranteed interest account, net	(15,061,994)	(3,197,203)	(3,932,032)	(4,126,669)	(46,912,103)	(69,133,046)
Redemptions for contract benefits and terminations	(4,798,726)	(4,034,801)	(2,888,024)	(2,242,373)	(66,518,361)	(67,662,814)
Contract maintenance charges	(4,175,957)	(4,214,631)	(2,369,278)	(2,334,528)	(73,806,953)	(74,802,593)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,012,390)	(7,224,954)	(5,402,922)	(4,661,186)	(123,471,800)	(143,334,194)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	—	125,100

Net Increase (Decrease) in Net Assets	13,912,875	(13,187,911)	18,391,163	(4,771,619)	302,139,967	(239,273,939)
Net Assets — Beginning of Year or Period	112,258,260	125,446,171	76,684,451	81,456,070	1,485,622,275	1,724,896,214

Net Assets — End of Year or Period	$126,171,135	$112,258,260	$95,075,614	$76,684,451	$1,787,762,242	$1,485,622,275

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$375,395	$337,170	$116,385	$90,726	$44,891	$37,655
Net realized gain (loss)	422,675	534,267	173,056	250,690	33,293	81,735
Net change in unrealized appreciation (depreciation) of investments	1,542,472	(1,402,478)	660,708	(584,510)	184,799	(157,944)

Net increase (decrease) in net assets resulting from operations	2,340,542	(531,041)	950,149	(243,094)	262,983	(38,554)

From Contractowners Transactions:
Payments received from contractowners	1,653,422	1,853,567	996,297	969,701	395,672	495,395
Transfers between Variable Investment Options including guaranteed interest account, net	(613,990)	180,112	(82,206)	(42,515)	(278,083)	210,171
Redemptions for contract benefits and terminations	(670,943)	(952,724)	(226,643)	(409,905)	(55,808)	(86,549)
Contract maintenance charges	(2,003,152)	(1,978,918)	(649,995)	(631,149)	(270,894)	(267,787)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,634,663)	(897,963)	37,453	(113,868)	(209,113)	351,230

Net Increase (Decrease) in Net Assets	705,879	(1,429,004)	987,602	(356,962)	53,870	312,676
Net Assets — Beginning of Year or Period	27,196,469	28,625,473	7,082,064	7,439,026	2,968,614	2,655,938

Net Assets — End of Year or Period	$27,902,348	$27,196,469	$8,069,666	$7,082,064	$3,022,484	$2,968,614

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/EMERGING MARKETS EQUITY PLUS*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$447,748	$398,375	$1,281,321	$808,055	$2
Net realized gain (loss)	1,158,007	1,347,084	48,252	(233,740)	—
Net change in unrealized appreciation (depreciation) of investments	2,391,176	(2,934,113)	2,073,855	(607,788)	10

Net increase (decrease) in net assets resulting from operations	3,996,931	(1,188,654)	3,403,428	(33,473)	12

From Contractowners Transactions:
Payments received from contractowners	3,974,076	3,211,215	3,665,576	3,663,771	390
Transfers between Variable Investment Options including guaranteed interest account, net	(1,283,401)	(1,159,436)	27,835,133	(426,574)	—
Redemptions for contract benefits and terminations	(1,684,422)	(1,620,440)	(1,926,371)	(3,053,763)	—
Contract maintenance charges	(2,013,680)	(2,171,492)	(2,382,757)	(2,329,332)	(43)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,007,427)	(1,740,153)	27,191,581	(2,145,898)	347

Net Increase (Decrease) in Net Assets	2,989,504	(2,928,807)	30,595,009	(2,179,371)	359
Net Assets — Beginning of Year or Period	29,742,293	32,671,100	49,589,382	51,768,753	—

Net Assets — End of Year or Period	$32,731,797	$29,742,293	$80,184,391	$49,589,382	$359

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(b)(d)		EQ/FRANKLIN RISING DIVIDENDS*(b)(e)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,191,795	$9,963,773	$595,460	$169,863	$510,170	$130,327
Net realized gain (loss)	68,068,522	63,441,265	65,836	(179,846)	826,500	(17,469)
Net change in unrealized appreciation (depreciation) of investments	163,549,309	(117,357,501)	26,485,495	(12,029,625)	13,849,231	(4,195,962)

Net increase (decrease) in net assets resulting from operations	243,809,626	(43,952,463)	27,146,791	(12,039,608)	15,185,901	(4,083,104)

From Contractowners Transactions:
Payments received from contractowners	54,552,091	43,792,516	3,436,394	1,186,694	3,147,134	812,067
Transfers between Variable Investment Options including guaranteed interest account, net	(5,638,853)	(16,216,520)	(9,419,772)	105,252,102	(1,344,618)	56,189,605
Redemptions for contract benefits and terminations	(26,548,221)	(27,225,302)	(1,463,352)	(321,496)	(1,491,862)	(399,664)
Contract maintenance charges	(30,836,932)	(29,645,392)	(1,690,246)	(349,357)	(2,072,059)	(411,020)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,471,915)	(29,294,698)	(9,136,976)	105,767,943	(1,761,405)	56,190,988

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	(11)	11	—	—	(1,361)	1,361

Net Increase (Decrease) in Net Assets	235,337,700	(73,247,150)	18,009,815	93,728,335	13,423,135	52,109,245
Net Assets — Beginning of Year or Period	802,618,813	875,865,963	93,728,335	—	52,109,245	—

Net Assets — End of Year or Period	$1,037,956,513	$802,618,813	$111,738,150	$93,728,335	$65,532,380	$52,109,245

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(d)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(e)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.

FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN STRATEGIC INCOME*(b)(f)		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,380,200	$223,383	$95,525	$183,287	$1,311,114	$952,645
Net realized gain (loss)	666,428	(7,027)	(60,020)	(250,669)	6,866,964	15,144,159
Net change in unrealized appreciation (depreciation) of investments	832,252	(654,159)	949,715	(260,264)	20,756,071	(33,462,490)

Net increase (decrease) in net assets resulting from operations	2,878,880	(437,803)	985,220	(327,646)	28,934,149	(17,365,686)

From Contractowners Transactions:
Payments received from contractowners	2,566,527	646,523	1,266,724	1,231,412	5,838,971	6,390,644
Transfers between Variable Investment Options including guaranteed interest account, net	465,762	33,520,994	(456,774)	355,189	(4,306,537)	(4,868,804)
Redemptions for contract benefits and terminations	(941,789)	(106,474)	(651,828)	(877,497)	(6,101,313)	(7,189,203)
Contract maintenance charges	(1,480,008)	(310,472)	(788,895)	(828,842)	(5,159,843)	(5,416,338)

Net increase (decrease) in net assets resulting from contractowners transactions	610,492	33,750,571	(630,773)	(119,738)	(9,728,722)	(11,083,701)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	(2,607)	185,604	—	—	—	—

Net Increase (Decrease) in Net Assets	3,486,765	33,498,372	354,447	(447,384)	19,205,427	(28,449,387)
Net Assets — Beginning of Year or Period	33,498,372	—	16,637,918	17,085,302	120,128,660	148,578,047

Net Assets — End of Year or Period	$36,985,137	$33,498,372	$16,992,365	$16,637,918	$139,334,087	$120,128,660

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(f)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.

FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(b)(g)		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,114	$16,781	$1,029,853	$758,543	$538,309	$418,146
Net realized gain (loss)	217,472	(9,315)	2,440,666	2,460,555	198,866	(586,240)
Net change in unrealized appreciation (depreciation) of investments	2,261,285	(849,455)	8,425,891	(7,047,901)	1,033,634	262,219

Net increase (decrease) in net assets resulting from operations	2,548,871	(841,989)	11,896,410	(3,828,803)	1,770,809	94,125

From Contractowners Transactions:
Payments received from contractowners	755,549	134,893	9,074,986	9,139,233	4,191,567	4,221,238
Transfers between Variable Investment Options including guaranteed interest account, net	(85,014)	9,284,016	(1,998,648)	(2,947,979)	(1,596,102)	(38,572,276)
Redemptions for contract benefits and terminations	(385,578)	(12,619)	(2,738,802)	(2,012,292)	(2,165,248)	(2,537,688)
Contract maintenance charges	(331,705)	(68,241)	(3,843,864)	(3,886,988)	(3,737,930)	(3,969,469)

Net increase (decrease) in net assets resulting from contractowners transactions	(46,748)	9,338,049	493,672	291,974	(3,307,713)	(40,858,195)

Net Increase (Decrease) in Net Assets	2,502,123	8,496,060	12,390,082	(3,536,829)	(1,536,904)	(40,764,070)
Net Assets — Beginning of Year or Period	8,496,060	—	58,504,234	62,041,063	48,227,708	88,991,778

Net Assets — End of Year or Period	$10,998,183	$8,496,060	$70,894,316	$58,504,234	$46,690,804	$48,227,708

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(g)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$922,726	$866,406	$7,091,447	$6,228,990	$122,078	$70,474
Net realized gain (loss)	1,933,918	699,419	(4,009,597)	(3,015,502)	19,888	21,968
Net change in unrealized appreciation (depreciation) of investments	7,959,878	(10,752,214)	54,318,570	(53,733,576)	743,111	(677,449)

Net increase (decrease) in net assets resulting from operations	10,816,522	(9,186,389)	57,400,420	(50,520,088)	885,077	(585,007)

From Contractowners Transactions:
Payments received from contractowners	2,495,314	2,630,704	19,066,052	19,479,370	422,176	224,444
Transfers between Variable Investment Options including guaranteed interest account, net	(4,469,898)	(543,969)	(9,826,846)	(2,665,872)	1,022,910	508,221
Redemptions for contract benefits and terminations	(1,596,795)	(2,653,774)	(11,212,213)	(12,255,673)	(45,785)	(69,986)
Contract maintenance charges	(2,113,129)	(2,282,766)	(15,562,021)	(16,133,725)	(141,498)	(119,948)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,684,508)	(2,849,805)	(17,535,028)	(11,575,900)	1,257,803	542,731

Net Increase (Decrease) in Net Assets	5,132,014	(12,036,194)	39,865,392	(62,095,988)	2,142,880	(42,276)
Net Assets — Beginning of Year or Period	51,291,907	63,328,101	272,427,596	334,523,584	3,515,461	3,557,737

Net Assets — End of Year or Period	$56,423,921	$51,291,907	$312,292,988	$272,427,596	$5,658,341	$3,515,461

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL REAL ESTATE*(b)(h)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,452,092	$1,101,886	$541,179	$400,276	$1,870,305	$193,692
Net realized gain (loss)	2,635,505	1,282,245	1,950,390	2,007,452	2,580,150	15,837
Net change in unrealized appreciation (depreciation) of investments	10,474,033	(16,007,666)	3,679,086	(6,065,466)	3,680,663	(688,317)

Net increase (decrease) in net assets resulting from operations	14,561,630	(13,623,535)	6,170,655	(3,657,738)	8,131,118	(478,788)

From Contractowners Transactions:
Payments received from contractowners	3,986,635	4,180,386	1,459,647	1,437,416	3,720,219	884,036
Transfers between Variable Investment Options including guaranteed interest account, net	(1,838,936)	(1,272,580)	(1,245,245)	(142,921)	(1,258,078)	36,321,954
Redemptions for contract benefits and terminations	(2,668,010)	(3,601,571)	(823,891)	(919,146)	(1,310,034)	(133,379)
Contract maintenance charges	(3,489,212)	(3,769,617)	(767,011)	(830,185)	(1,226,524)	(244,570)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,009,523)	(4,463,382)	(1,376,500)	(454,836)	(74,417)	36,828,041

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	(7,985)	16,845

Net Increase (Decrease) in Net Assets	10,552,107	(18,086,917)	4,794,155	(4,112,574)	8,048,716	36,366,098
Net Assets — Beginning of Year or Period	66,956,477	85,043,394	25,600,527	29,713,101	36,366,098	—

Net Assets — End of Year or Period	$77,508,584	$66,956,477	$30,394,682	$25,600,527	$44,414,814	$36,366,098

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(h)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO INTERNATIONAL GROWTH*(b)(i)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$528,205	$59,096	$(112,539)	$(116,749)	$495,206	$332,904
Net realized gain (loss)	1,412,962	(34,887)	4,109,669	3,984,113	1,512,476	6,128,712
Net change in unrealized appreciation (depreciation) of investments	6,565,120	(1,744,827)	10,680,522	(4,449,201)	10,251,881	(14,604,905)

Net increase (decrease) in net assets resulting from operations	8,506,287	(1,720,618)	14,677,652	(581,837)	12,259,563	(8,143,289)

From Contractowners Transactions:
Payments received from contractowners	3,590,642	962,453	2,525,916	2,775,034	5,027,501	3,458,081
Transfers between Variable Investment Options including guaranteed interest account, net	(4,272,850)	33,174,169	(847,465)	(2,905,338)	2,189,028	1,960,234
Redemptions for contract benefits and terminations	(1,170,281)	(123,391)	(1,815,004)	(2,088,937)	(1,848,726)	(2,318,012)
Contract maintenance charges	(877,517)	(177,322)	(1,610,492)	(1,676,654)	(1,885,767)	(1,759,848)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,730,006)	33,835,909	(1,747,045)	(3,895,895)	3,482,036	1,340,455

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	148	—	—	—	—	—

Net Increase (Decrease) in Net Assets	5,776,429	32,115,291	12,930,607	(4,477,732)	15,741,599	(6,802,834)
Net Assets — Beginning of Year or Period	32,115,291	—	41,614,055	46,091,787	43,550,003	50,352,837

Net Assets — End of Year or Period	$37,891,720	$32,115,291	$54,544,662	$41,614,055	$59,291,602	$43,550,003

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(i)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$363,641	$271,778	$393,464	$353,614	$13,470	$158,502
Net realized gain (loss)	3,240,124	3,494,490	20,147,870	17,410,612	38,341,026	38,769,752
Net change in unrealized appreciation (depreciation) of investments	4,516,234	(5,705,806)	29,779,230	(21,527,934)	38,932,796	(46,091,408)

Net increase (decrease) in net assets resulting from operations	8,119,999	(1,939,538)	50,320,564	(3,763,708)	77,287,292	(7,163,154)

From Contractowners Transactions:
Payments received from contractowners	1,167,276	978,432	6,927,419	6,983,652	9,159,885	10,055,390
Transfers between Variable Investment Options including guaranteed interest account, net	(479,506)	(208,000)	(3,586,184)	(4,406,404)	(13,894,849)	(11,713,353)
Redemptions for contract benefits and terminations	(912,376)	(1,083,924)	(5,907,783)	(5,802,642)	(12,921,115)	(12,890,265)
Contract maintenance charges	(1,087,266)	(1,144,548)	(5,314,240)	(5,329,214)	(9,808,592)	(10,140,614)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,311,872)	(1,458,040)	(7,880,788)	(8,554,608)	(27,464,671)	(24,688,842)

Net Increase (Decrease) in Net Assets	6,808,127	(3,397,578)	42,439,776	(12,318,316)	49,822,621	(31,851,996)
Net Assets — Beginning of Year or Period	27,761,166	31,158,744	148,282,860	160,601,176	243,752,581	275,604,577

Net Assets — End of Year or Period	$34,569,293	$27,761,166	$190,722,636	$148,282,860	$293,575,202	$243,752,581

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*(b)(j)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$611,942	$483,061	$5,531,008	$7,955,574	$1,463,728	$76,969
Net realized gain (loss)	2,476,253	2,245,139	28,986,070	26,574,601	1,328,941	(5,780)
Net change in unrealized appreciation (depreciation) of investments	3,372,909	(5,163,413)	47,962,044	(74,400,199)	6,960,105	(713,799)

Net increase (decrease) in net assets resulting from operations	6,461,104	(2,435,213)	82,479,122	(39,870,024)	9,752,774	(642,610)

From Contractowners Transactions:
Payments received from contractowners	2,030,078	1,969,105	16,757,226	17,820,235	5,937,995	1,548,670
Transfers between Variable Investment Options including guaranteed interest account, net	1,477,160	(1,650,942)	(13,546,346)	(12,015,972)	(1,641,461)	52,324,409
Redemptions for contract benefits and terminations	(602,170)	(1,359,157)	(15,310,636)	(18,775,561)	(1,892,949)	(249,493)
Contract maintenance charges	(841,869)	(813,035)	(18,137,977)	(18,979,468)	(1,779,562)	(366,650)

Net increase (decrease) in net assets resulting from contractowners transactions	2,063,199	(1,854,029)	(30,237,733)	(31,950,766)	624,023	53,256,936

Net Increase (Decrease) in Net Assets	8,524,303	(4,289,242)	52,241,389	(71,820,790)	10,376,797	52,614,326
Net Assets — Beginning of Year or Period	24,698,968	28,988,210	343,908,576	415,729,366	52,614,326	—

Net Assets — End of Year or Period	$33,223,271	$24,698,968	$396,149,965	$343,908,576	$62,991,123	$52,614,326

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(j)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(b)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(100,982)	$(69,286)	$634,460	$342,241	$594,826	$(43,338)
Net realized gain (loss)	5,249,176	6,439,152	2,645,382	6,156,089	1,567,353	(57,675)
Net change in unrealized appreciation (depreciation) of investments	7,256,172	(7,721,058)	10,046,356	(11,400,219)	24,068,450	(4,576,888)

Net increase (decrease) in net assets resulting from operations	12,404,366	(1,351,192)	13,326,198	(4,901,889)	26,230,629	(4,677,901)

From Contractowners Transactions:
Payments received from contractowners	2,872,135	2,659,075	2,644,759	2,777,786	10,949,967	2,359,133
Transfers between Variable Investment Options including guaranteed interest account, net	67,885	1,357,524	4,665,893	536,107	(6,306,068)	106,053,233
Redemptions for contract benefits and terminations	(1,480,056)	(1,491,722)	(1,227,072)	(1,531,690)	(2,776,472)	(268,686)
Contract maintenance charges	(1,349,751)	(1,291,330)	(1,494,717)	(1,375,760)	(3,102,047)	(622,499)

Net increase (decrease) in net assets resulting from contractowners transactions	110,213	1,233,547	4,588,863	406,443	(1,234,620)	107,521,181

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	233	414

Net Increase (Decrease) in Net Assets	12,514,579	(117,645)	17,915,061	(4,495,446)	24,996,242	102,843,694
Net Assets — Beginning of Year or Period	39,626,359	39,744,004	46,696,819	51,192,265	102,843,694	—

Net Assets — End of Year or Period	$52,140,938	$39,626,359	$64,611,880	$46,696,819	$127,839,936	$102,843,694

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(k)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(b)(l)		EQ/MFS UTILITIES SERIES*(b)(m)		EQ/MID CAP INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(75,441)	$(12,356)	$78,536	$12,447	$1,294,151	$1,240,608
Net realized gain (loss)	1,099,993	(31,541)	69,120	(5,831)	11,935,241	18,481,450
Net change in unrealized appreciation (depreciation) of investments	10,818,375	(3,192,880)	416,938	(89,090)	19,898,665	(37,940,546)

Net increase (decrease) in net assets resulting from operations	11,842,927	(3,236,777)	564,594	(82,474)	33,128,057	(18,218,488)

From Contractowners Transactions:
Payments received from contractowners	3,170,861	498,738	216,423	38,278	9,656,294	9,151,686
Transfers between Variable Investment Options including guaranteed interest account, net	(1,405,025)	36,235,095	(2,917)	2,346,830	(7,035,858)	(2,332,744)
Redemptions for contract benefits and terminations	(1,601,671)	(76,589)	(191,451)	(1,642)	(5,344,323)	(6,597,824)
Contract maintenance charges	(1,121,416)	(215,738)	(43,943)	(9,088)	(5,003,078)	(4,908,979)

Net increase (decrease) in net assets resulting from contractowners transactions	(957,251)	36,441,506	(21,888)	2,374,378	(7,726,965)	(4,687,861)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	15	—	—	—

Net Increase (Decrease) in Net Assets	10,885,676	33,204,729	542,721	2,291,904	25,401,092	(22,906,349)
Net Assets — Beginning of Year or Period	33,204,729	—	2,291,904	—	134,225,899	157,132,248

Net Assets — End of Year or Period	$44,090,405	$33,204,729	$2,834,625	$2,291,904	$159,626,991	$134,225,899

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(l)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(m)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.

FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,775,593	$1,620,912	$9,245,596	$9,109,192	$1,845,623	$1,379,316
Net realized gain (loss)	21,322,040	27,381,818	40,629,919	38,622,904	4,252,018	4,006,915
Net change in unrealized appreciation (depreciation) of investments	19,657,551	(56,235,308)	66,344,967	(92,345,560)	13,188,116	(11,167,077)

Net increase (decrease) in net assets resulting from operations	42,755,184	(27,232,578)	116,220,482	(44,613,464)	19,285,757	(5,780,846)

From Contractowners Transactions:
Payments received from contractowners	7,777,387	8,499,182	46,177,090	48,453,618	15,032,011	15,292,605
Transfers between Variable Investment Options including guaranteed interest account, net	(11,464,189)	(7,977,746)	(23,331,317)	(7,590,887)	(3,340,536)	(1,508,652)
Redemptions for contract benefits and terminations	(8,327,643)	(9,944,141)	(35,648,438)	(33,236,093)	(2,823,214)	(2,887,590)
Contract maintenance charges	(8,001,328)	(8,457,814)	(54,502,854)	(57,722,064)	(7,894,162)	(7,989,391)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,015,773)	(17,880,519)	(67,305,519)	(50,095,426)	974,099	2,906,972

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	5	—	—	—

Net Increase (Decrease) in Net Assets	22,739,411	(45,113,097)	48,914,968	(94,708,890)	20,259,856	(2,873,874)
Net Assets — Beginning of Year or Period	171,152,921	216,266,018	802,426,959	897,135,849	106,743,483	109,617,357

Net Assets — End of Year or Period	$193,892,332	$171,152,921	$851,341,927	$802,426,959	$127,003,339	$106,743,483

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/OPPENHEIMER GLOBAL*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,093,801	$6,139,999	$1,817,760	$1,293,199	$—
Net realized gain (loss)	29,656,459	30,841,740	8,373	3,973	—
Net change in unrealized appreciation (depreciation) of investments	40,326,730	(65,552,287)	(6,280)	3,115	—

Net increase (decrease) in net assets resulting from operations	76,076,990	(28,570,548)	1,819,853	1,300,287	—

From Contractowners Transactions:
Payments received from contractowners	27,223,193	28,814,143	88,948,152	83,705,875	144
Transfers between Variable Investment Options including guaranteed interest account, net	(6,261,422)	(23,487,019)	14,044,606	1,575,257	—
Redemptions for contract benefits and terminations	(21,796,695)	(23,056,449)	(76,962,548)	(80,746,543)	—
Contract maintenance charges	(17,954,983)	(19,014,366)	(15,419,580)	(15,954,459)	—

Net increase (decrease) in net assets resulting from contractowners transactions	(18,789,907)	(36,743,691)	10,610,630	(11,419,870)	144

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	35	(21)	—

Net Increase (Decrease) in Net Assets	57,287,083	(65,314,239)	12,430,518	(10,119,604)	144
Net Assets — Beginning of Year or Period	392,177,749	457,491,988	144,360,744	154,480,348	—

Net Assets — End of Year or Period	$449,464,832	$392,177,749	$156,791,262	$144,360,744	$144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*(b)(n)		EQ/PIMCO TOTAL RETURN*(b)(o)
	2019	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1	$453,330	$102,385	$1,437,602	$422,613
Net realized gain (loss)	—	464,270	34,899	2,545,382	238,724
Net change in unrealized appreciation (depreciation) of investments	(1)	1,032,383	(78,883)	2,093,513	410,518

Net increase (decrease) in net assets resulting from operations	—	1,949,983	58,401	6,076,497	1,071,855

From Contractowners Transactions:
Payments received from contractowners	35	2,213,089	606,640	4,898,141	1,101,234
Transfers between Variable Investment Options including guaranteed interest account, net	—	(829,322)	23,933,897	6,495,439	66,846,907
Redemptions for contract benefits and terminations	—	(827,138)	(177,212)	(1,989,607)	(268,391)
Contract maintenance charges	(2)	(1,097,555)	(237,130)	(2,669,957)	(523,468)

Net increase (decrease) in net assets resulting from contractowners transactions	33	(540,926)	24,126,195	6,734,016	67,156,282

Net Increase (Decrease) in Net Assets	33	1,409,057	24,184,596	12,810,513	68,228,137
Net Assets — Beginning of Year or Period	—	24,184,596	—	68,228,137	—

Net Assets — End of Year or Period	$33	$25,593,653	$24,184,596	$81,038,650	$68,228,137

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.
(b)	Units were made available on October 22, 2018.
(n)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(o)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.

FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SCIENCE AND TECHNOLOGY*(b)(p)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$640,372	$575,866	$474,401	$540,728	$(69,201)	$(12,806)
Net realized gain (loss)	(16,265)	13,680	(170,142)	(305,373)	2,295,492	(173,400)
Net change in unrealized appreciation (depreciation) of investments	102,560	(362,655)	1,821,813	(415,538)	12,298,146	(3,885,520)

Net increase (decrease) in net assets resulting from operations	726,667	226,891	2,126,072	(180,183)	14,524,437	(4,071,726)

From Contractowners Transactions:
Payments received from contractowners	2,308,912	2,203,800	3,279,963	3,403,693	3,133,161	655,938
Transfers between Variable Investment Options including guaranteed interest account, net	(467,171)	993,308	(634,265)	(1,262,682)	(2,374,843)	36,407,134
Redemptions for contract benefits and terminations	(2,278,067)	(1,501,122)	(2,029,354)	(2,423,040)	(1,161,478)	(123,859)
Contract maintenance charges	(1,737,090)	(1,808,236)	(3,007,572)	(3,186,540)	(1,163,332)	(216,456)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,173,416)	(112,250)	(2,391,228)	(3,468,569)	(1,566,492)	36,722,757

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	(1,726)	1,726

Net Increase (Decrease) in Net Assets	(1,446,749)	114,641	(265,156)	(3,648,752)	12,956,219	32,652,757
Net Assets — Beginning of Year or Period	33,385,500	33,270,859	41,751,299	45,400,051	32,652,757	—

Net Assets — End of Year or Period	$31,938,751	$33,385,500	$41,486,143	$41,751,299	$45,608,976	$32,652,757

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(p)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.

FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*		EQ/T. ROWE PRICE HEALTH SCIENCES*(b)(q)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$936,591	$781,682	$(373,131)	$(356,872)	$—	$—
Net realized gain (loss)	6,305,507	11,320,740	9,942,929	18,354,311	109,497	(29,755)
Net change in unrealized appreciation (depreciation) of investments	15,086,670	(23,894,445)	25,647,347	(20,766,318)	1,845,811	(823,342)

Net increase (decrease) in net assets resulting from operations	22,328,768	(11,792,023)	35,217,145	(2,768,879)	1,955,308	(853,097)

From Contractowners Transactions:
Payments received from contractowners	6,224,645	6,612,780	12,203,718	11,671,252	796,905	318,959
Transfers between Variable Investment Options including guaranteed interest account, net	(2,504,270)	(1,077,493)	(3,669,721)	747,416	(2,723,608)	8,400,775
Redemptions for contract benefits and terminations	(3,066,051)	(3,062,507)	(4,724,742)	(3,447,977)	(271,496)	(411)
Contract maintenance charges	(2,819,805)	(2,794,233)	(4,060,832)	(3,747,718)	(112,741)	(22,107)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,165,481)	(321,453)	(251,577)	5,222,973	(2,310,940)	8,697,216

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	—	9,007

Net Increase (Decrease) in Net Assets	20,163,287	(12,113,476)	34,965,568	2,454,094	(355,632)	7,853,126
Net Assets — Beginning of Year or Period	89,366,337	101,479,813	114,533,571	112,079,477	7,853,126	—

Net Assets — End of Year or Period	$109,529,624	$89,366,337	$149,499,139	$114,533,571	$7,497,494	$7,853,126

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(q)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.

FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/UBS GROWTH & INCOME*		EQ/WELLINGTON ENERGY*(b)(r)		FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$26,946	$(909)	$87,737	$7,552	$15,304	$15,177
Net realized gain (loss)	440,817	2,309,130	(1,041,880)	(64,522)	76,216	126,984
Net change in unrealized appreciation (depreciation) of investments	3,790,833	(4,100,675)	1,120,142	(4,497,704)	152,314	(225,936)

Net increase (decrease) in net assets resulting from operations	4,258,596	(1,792,454)	165,999	(4,554,674)	243,834	(83,775)

From Contractowners Transactions:
Payments received from contractowners	605,015	642,673	1,389,174	448,845	78,258	127,084
Transfers between Variable Investment Options including guaranteed interest account, net	1,109,994	(2,719,307)	241,697	14,502,337	(148,325)	(27,165)
Redemptions for contract benefits and terminations	(311,235)	(442,469)	(436,773)	(52,038)	(61,833)	(417,412)
Contract maintenance charges	(433,034)	(436,187)	(526,299)	(118,118)	(47,494)	(44,623)

Net increase (decrease) in net assets resulting from contractowners transactions	970,740	(2,955,290)	667,799	14,781,026	(179,394)	(362,116)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	865	12,750	—	—

Net Increase (Decrease) in Net Assets	5,229,336	(4,747,744)	834,663	10,239,102	64,440	(445,891)
Net Assets — Beginning of Year or Period	11,348,324	16,096,068	10,239,102	—	1,145,423	1,591,314

Net Assets — End of Year or Period	$16,577,660	$11,348,324	$11,073,765	$10,239,102	$1,209,863	$1,145,423

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(r)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.

FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$38,672	$36,513	$25,421	$19,493	$335,541	$1,162
Net realized gain (loss)	134,626	103,960	—	—	961,547	819,984
Net change in unrealized appreciation (depreciation) of investments	284,890	(283,361)	—	—	1,261,978	(1,691,998)

Net increase (decrease) in net assets resulting from operations	458,188	(142,888)	25,421	19,493	2,559,066	(870,852)

From Contractowners Transactions:
Payments received from contractowners	491,034	364,082	269,540	172,255	959,380	962,740
Transfers between Variable Investment Options including guaranteed interest account, net	(20,108)	(280,400)	(110,623)	269,993	24,201	(549,721)
Redemptions for contract benefits and terminations	(64,995)	(87,410)	(29,495)	(37,768)	(392,097)	(504,023)
Contract maintenance charges	(53,587)	(47,022)	(54,153)	(45,968)	(424,024)	(414,538)

Net increase (decrease) in net assets resulting from contractowners transactions	352,344	(50,750)	75,269	358,512	167,460	(505,542)

Net Increase (Decrease) in Net Assets	810,532	(193,638)	100,690	378,005	2,726,526	(1,376,394)
Net Assets — Beginning of Year or Period	1,610,775	1,804,413	1,467,363	1,089,358	8,797,260	10,173,654

Net Assets — End of Year or Period	$2,421,307	$1,610,775	$1,568,053	$1,467,363	$11,523,786	$8,797,260

The accompanying notes are an integral part of these financial statements.

FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP HIGH INCOME PORTFOLIO		FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$167,280	$159,061	$1,057,552	$854,287	$162,290	$79,931
Net realized gain (loss)	(2,655)	(41,662)	195,370	(8,228)	2,536,737	3,220,805
Net change in unrealized appreciation (depreciation) of investments	244,927	(210,317)	2,280,723	(1,053,399)	3,723,738	(8,193,396)

Net increase (decrease) in net assets resulting from operations	409,552	(92,918)	3,533,645	(207,340)	6,422,765	(4,892,660)

From Contractowners Transactions:
Payments received from contractowners	333,473	316,106	3,192,020	3,036,390	4,027,762	5,164,695
Transfers between Variable Investment Options including guaranteed interest account, net	125,662	(1,337,468)	49,951	19,785,678	(4,028,747)	(1,586,532)
Redemptions for contract benefits and terminations	(165,527)	(251,778)	(1,416,487)	(1,593,205)	(1,134,341)	(938,814)
Contract maintenance charges	(55,334)	(67,257)	(598,190)	(571,148)	(948,073)	(962,168)

Net increase (decrease) in net assets resulting from contractowners transactions	238,274	(1,340,397)	1,227,294	20,657,715	(2,083,399)	1,677,181

Net Increase (Decrease) in Net Assets	647,826	(1,433,315)	4,760,939	20,450,375	4,339,366	(3,215,479)
Net Assets — Beginning of Year or Period	2,637,489	4,070,804	36,813,473	16,363,098	28,429,516	31,644,995

Net Assets — End of Year or Period	$3,285,315	$2,637,489	$41,574,412	$36,813,473	$32,768,882	$28,429,516

The accompanying notes are an integral part of these financial statements.

FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP VALUE PORTFOLIO		FIDELITY® VIP VALUE STRATEGIES PORTFOLIO		FRANKLIN MUTUAL SHARES VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,472	$12,276	$3,056	$2,948	$155,302	$204,329
Net realized gain (loss)	59,733	70,488	(3,588)	32,269	775,509	398,148
Net change in unrealized appreciation (depreciation) of investments	286,378	(287,144)	77,804	(93,356)	906,856	(1,447,043)

Net increase (decrease) in net assets resulting from operations	363,583	(204,380)	77,272	(58,139)	1,837,667	(844,566)

From Contractowners Transactions:
Payments received from contractowners	305,749	219,536	40,449	131,489	572,987	702,605
Transfers between Variable Investment Options including guaranteed interest account, net	(763,552)	516,778	(104,391)	10,249	(284,196)	(2,008,212)
Redemptions for contract benefits and terminations	(42,503)	(12,735)	(99,001)	(315,371)	(169,782)	(327,816)
Contract maintenance charges	(29,484)	(25,979)	(7,494)	(9,672)	(246,554)	(251,824)

Net increase (decrease) in net assets resulting from contractowners transactions	(529,790)	697,600	(170,437)	(183,305)	(127,545)	(1,885,247)

Net Increase (Decrease) in Net Assets	(166,207)	493,220	(93,165)	(241,444)	1,710,122	(2,729,813)
Net Assets — Beginning of Year or Period	1,319,266	826,046	287,654	529,098	8,151,301	10,881,114

Net Assets — End of Year or Period	$1,153,059	$1,319,266	$194,489	$287,654	$9,861,423	$8,151,301

The accompanying notes are an integral part of these financial statements.

FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FRANKLIN SMALL CAP VALUE VIP FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$105,278	$84,313	$431,875	$329,880	$(525)	$(4,093)
Net realized gain (loss)	1,358,633	1,866,944	1,005,712	607,046	303,650	560,008
Net change in unrealized appreciation (depreciation) of investments	1,379,602	(3,604,606)	2,000,905	(2,082,480)	534,052	(1,054,884)

Net increase (decrease) in net assets resulting from operations	2,843,513	(1,653,349)	3,438,492	(1,145,554)	837,177	(498,969)

From Contractowners Transactions:
Payments received from contractowners	1,408,423	1,225,400	1,889,635	1,739,605	248,314	276,037
Transfers between Variable Investment Options including guaranteed interest account, net	(1,204,121)	12,504	(149,074)	(748,388)	(112,716)	131,366
Redemptions for contract benefits and terminations	(450,802)	(398,068)	(486,562)	(422,613)	(121,960)	(121,676)
Contract maintenance charges	(349,426)	(340,702)	(352,623)	(364,873)	(96,153)	(97,720)

Net increase (decrease) in net assets resulting from contractowners transactions	(595,926)	499,134	901,376	203,731	(82,515)	188,007

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	26	—	11	(6)

Net Increase (Decrease) in Net Assets	2,247,587	(1,154,215)	4,339,894	(941,823)	754,673	(310,968)
Net Assets — Beginning of Year or Period	11,105,183	12,259,398	13,522,826	14,464,649	3,493,155	3,804,123

Net Assets — End of Year or Period	$13,352,770	$11,105,183	$17,862,720	$13,522,826	$4,247,828	$3,493,155

The accompanying notes are an integral part of these financial statements.

FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP GLOBAL EQUITY INCOME		IVY VIP HIGH INCOME
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,747)	$(9,777)	$13,851	$15,245	$2,494,777	$2,124,227
Net realized gain (loss)	550,192	336,850	101,021	39,100	(361,106)	(123,106)
Net change in unrealized appreciation (depreciation) of investments	777,563	(1,213,467)	(5,109)	(150,013)	1,845,015	(2,884,856)

Net increase (decrease) in net assets resulting from operations	1,319,008	(886,394)	109,763	(95,668)	3,978,686	(883,735)

From Contractowners Transactions:
Payments received from contractowners	409,858	421,892	90,131	78,374	4,525,990	4,278,615
Transfers between Variable Investment Options including guaranteed interest account, net	(137,773)	(82,185)	149,238	(453,431)	288,086	1,411,468
Redemptions for contract benefits and terminations	(287,616)	(88,415)	(167,281)	(1,186)	(1,315,020)	(734,121)
Contract maintenance charges	(188,759)	(190,227)	(15,919)	(27,713)	(1,531,032)	(1,431,584)

Net increase (decrease) in net assets resulting from contractowners transactions	(204,290)	61,065	56,169	(403,956)	1,968,024	3,524,378

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	74	112

Net Increase (Decrease) in Net Assets	1,114,718	(825,329)	165,932	(499,624)	5,946,784	2,640,755
Net Assets — Beginning of Year or Period	5,092,111	5,917,440	525,754	1,025,378	35,497,847	32,857,092

Net Assets — End of Year or Period	$6,206,829	$5,092,111	$691,686	$525,754	$41,444,631	$35,497,847

The accompanying notes are an integral part of these financial statements.

FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	IVY VIP SMALL CAP GROWTH		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES
	2019	2018	2019	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(31,797)	$18,769	$—	$9,856	$6,573
Net realized gain (loss)	671,538	4,706,592	—	333,981	272,022
Net change in unrealized appreciation (depreciation) of investments	2,203,199	(5,322,774)	—	677,822	(453,820)

Net increase (decrease) in net assets resulting from operations	2,842,940	(597,413)	—	1,021,659	(175,225)

From Contractowners Transactions:
Payments received from contractowners	1,102,104	1,017,729	32	287,882	255,761
Transfers between Variable Investment Options including guaranteed interest account, net	(378,013)	264,063	—	298,546	(759,168)
Redemptions for contract benefits and terminations	(631,572)	(329,710)	—	(141,000)	(70,698)
Contract maintenance charges	(437,451)	(405,362)	(14)	(114,652)	(114,851)

Net increase (decrease) in net assets resulting from contractowners transactions	(344,932)	546,720	18	330,776	(688,956)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	6	—	—	—

Net Increase (Decrease) in Net Assets	2,498,008	(50,687)	18	1,352,435	(864,181)
Net Assets — Beginning of Year or Period	12,355,437	12,406,124	—	3,162,372	4,026,553

Net Assets — End of Year or Period	$14,853,445	$12,355,437	$18	$4,514,807	$3,162,372

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,898	$4,170	$1,161,337	$(1,970,348)	$1,172,158	$1,513,634
Net realized gain (loss)	1,023,035	406,570	65,739,655	76,518,165	285,390	(703,201)
Net change in unrealized appreciation (depreciation) of investments	1,782,604	(499,761)	70,247,898	(75,548,437)	2,766,431	(1,264,909)

Net increase (decrease) in net assets resulting from operations	2,811,537	(89,021)	137,148,890	(1,000,620)	4,223,979	(454,476)

From Contractowners Transactions:
Payments received from contractowners	556,318	479,619	18,412,970	19,642,304	3,302,871	3,575,406
Transfers between Variable Investment Options including guaranteed interest account, net	2,903,271	1,141,121	(9,457,234)	(5,816,235)	606,790	(1,634,791)
Redemptions for contract benefits and terminations	(185,024)	(124,888)	(20,130,343)	(19,970,181)	(2,321,499)	(2,979,637)
Contract maintenance charges	(199,933)	(160,212)	(20,708,926)	(21,076,907)	(3,158,186)	(3,223,200)

Net increase (decrease) in net assets resulting from contractowners transactions	3,074,632	1,335,640	(31,883,533)	(27,221,019)	(1,570,024)	(4,262,222)

Net Increase (Decrease) in Net Assets	5,886,169	1,246,619	105,265,357	(28,221,639)	2,653,955	(4,716,698)
Net Assets — Beginning of Year or Period	5,987,373	4,740,754	428,915,978	457,137,617	59,926,415	64,643,113

Net Assets — End of Year or Period	$11,873,542	$5,987,373	$534,181,335	$428,915,978	$62,580,370	$59,926,415

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*		MULTIMANAGER TECHNOLOGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(86,083)	$(83,947)	$345,413	$139,806	$(366,412)	$(336,916)
Net realized gain (loss)	3,084,596	4,308,250	5,654,758	4,982,126	24,338,454	30,526,380
Net change in unrealized appreciation (depreciation) of investments	5,697,318	(5,865,470)	1,734,743	(10,194,593)	23,653,392	(27,829,523)

Net increase (decrease) in net assets resulting from operations	8,695,831	(1,641,167)	7,734,914	(5,072,661)	47,625,434	2,359,941

From Contractowners Transactions:
Payments received from contractowners	1,377,186	1,315,240	1,452,590	1,543,167	5,909,173	6,584,437
Transfers between Variable Investment Options including guaranteed interest account, net	827,817	(63,920)	(3,535,741)	(1,206,402)	(5,840,478)	3,511,970
Redemptions for contract benefits and terminations	(1,303,063)	(1,511,855)	(1,292,156)	(1,590,082)	(5,776,854)	(4,699,617)
Contract maintenance charges	(1,121,097)	(1,122,920)	(1,467,415)	(1,548,757)	(4,481,649)	(4,343,518)

Net increase (decrease) in net assets resulting from contractowners transactions	(219,157)	(1,383,455)	(4,842,722)	(2,802,074)	(10,189,808)	1,053,272

Net Increase (Decrease) in Net Assets	8,476,674	(3,024,622)	2,892,192	(7,874,735)	37,435,626	3,413,213
Net Assets — Beginning of Year or Period	26,742,161	29,766,783	33,346,774	41,221,509	131,090,212	127,676,999

Net Assets — End of Year or Period	$35,218,835	$26,742,161	$36,238,966	$33,346,774	$168,525,838	$131,090,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	NATURAL RESOURCES PORTFOLIO		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$442,860	$193,192	$268,267	$213,799
Net realized gain (loss)	(119,527)	(32,443)	(827,685)	(927,692)	825,599	1,457,729
Net change in unrealized appreciation (depreciation) of investments	317,943	(553,290)	1,466,125	(846,643)	2,226,810	(3,057,011)

Net increase (decrease) in net assets resulting from operations	198,416	(585,733)	1,081,300	(1,581,143)	3,320,676	(1,385,483)

From Contractowners Transactions:
Payments received from contractowners	241,387	199,394	915,673	1,031,513	934,317	974,604
Transfers between Variable Investment Options including guaranteed interest account, net	(822,486)	(1,918,382)	444,769	293,523	(346,444)	448,100
Redemptions for contract benefits and terminations	(147,203)	(20,941)	(255,639)	(383,117)	(229,678)	(441,558)
Contract maintenance charges	(30,589)	(35,350)	(410,947)	(435,001)	(541,900)	(539,665)

Net increase (decrease) in net assets resulting from contractowners transactions	(758,891)	(1,775,279)	693,856	506,918	(183,705)	441,481

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	(1,033)	—	—	—

Net Increase (Decrease) in Net Assets	(560,475)	(2,361,012)	1,774,123	(1,074,225)	3,136,971	(944,002)
Net Assets — Beginning of Year or Period	1,916,084	4,277,096	9,538,602	10,612,827	13,050,974	13,994,976

Net Assets — End of Year or Period	$1,355,609	$1,916,084	$11,312,725	$9,538,602	$16,187,945	$13,050,974

The accompanying notes are an integral part of these financial statements.

FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2015 ALLOCATION*		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$39,233	$30,674	$201,861	$140,641	$99,980	$69,872
Net realized gain (loss)	70,671	169,622	834,555	351,991	350,871	190,662
Net change in unrealized appreciation (depreciation) of investments	165,316	(272,000)	994,888	(1,093,575)	716,882	(656,629)

Net increase (decrease) in net assets resulting from operations	275,220	(71,704)	2,031,304	(600,943)	1,167,733	(396,095)

From Contractowners Transactions:
Payments received from contractowners	48,083	55,080	657,471	516,784	859,926	626,863
Transfers between Variable Investment Options including guaranteed interest account, net	286,997	(149,697)	2,772,264	2,292,438	811,666	1,373,433
Redemptions for contract benefits and terminations	—	—	(469,300)	(89,525)	(155,494)	(51,928)
Contract maintenance charges	(22,102)	(16,253)	(168,700)	(138,422)	(167,748)	(115,782)

Net increase (decrease) in net assets resulting from contractowners transactions	312,978	(110,870)	2,791,735	2,581,275	1,348,350	1,832,586

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	38	89	—	9

Net Increase (Decrease) in Net Assets	588,198	(182,574)	4,823,077	1,980,421	2,516,083	1,436,500
Net Assets — Beginning of Year or Period	1,709,901	1,892,475	9,625,893	7,645,472	4,749,655	3,313,155

Net Assets — End of Year or Period	$2,298,099	$1,709,901	$14,448,970	$9,625,893	$7,265,738	$4,749,655

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$68,303	$43,750	$20,864	$12,463	$142,982	$92,942
Net realized gain (loss)	206,691	94,118	32,266	42,868	96,946	479,829
Net change in unrealized appreciation (depreciation) of investments	538,091	(386,721)	225,044	(133,277)	3,934,356	(3,670,319)

Net increase (decrease) in net assets resulting from operations	813,085	(248,853)	278,174	(77,946)	4,174,284	(3,097,548)

From Contractowners Transactions:
Payments received from contractowners	766,125	458,201	457,228	244,304	1,303,940	1,436,269
Transfers between Variable Investment Options including guaranteed interest account, net	691,287	973,093	129,443	207,973	(3,317,547)	2,390,379
Redemptions for contract benefits and terminations	(7,058)	(17,703)	(13,890)	(7,003)	(395,679)	(409,893)
Contract maintenance charges	(145,009)	(111,876)	(75,019)	(36,521)	(586,442)	(623,534)

Net increase (decrease) in net assets resulting from contractowners transactions	1,305,345	1,301,715	497,762	408,753	(2,995,728)	2,793,221

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	375	—	(32)	56

Net Increase (Decrease) in Net Assets	2,118,430	1,052,862	776,311	330,807	1,178,524	(304,271)
Net Assets — Beginning of Year or Period	2,830,235	1,777,373	937,175	606,368	17,139,951	17,444,222

Net Assets — End of Year or Period	$4,948,665	$2,830,235	$1,713,486	$937,175	$18,318,475	$17,139,951

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TEMPLETON GLOBAL BOND VIP FUND		TEMPLETON GROWTH VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,385,405	$(81,519)	$119,035	$86,664	$(15,109)	$(21,206)
Net realized gain (loss)	(507,131)	(788,411)	673,214	419,961	(516,046)	(328,197)
Net change in unrealized appreciation (depreciation) of investments	(2,072,717)	1,674,585	(153,217)	(1,279,590)	1,565,764	(3,047,878)

Net increase (decrease) in net assets resulting from operations	805,557	804,655	639,032	(772,965)	1,034,609	(3,397,281)

From Contractowners Transactions:
Payments received from contractowners	4,435,103	4,597,758	330,370	357,713	1,023,567	1,237,119
Transfers between Variable Investment Options including guaranteed interest account, net	566,061	(1,271,718)	(50,187)	(71,008)	919,907	(984,234)
Redemptions for contract benefits and terminations	(1,708,284)	(1,347,516)	(122,787)	(146,719)	(311,283)	(335,854)
Contract maintenance charges	(1,984,512)	(2,013,413)	(230,659)	(225,890)	(410,576)	(506,349)

Net increase (decrease) in net assets resulting from contractowners transactions	1,308,368	(34,889)	(73,263)	(85,904)	1,221,615	(589,318)

Net Increase (Decrease) in Net Assets	2,113,925	769,766	565,769	(858,869)	2,256,224	(3,986,599)
Net Assets — Beginning of Year or Period	46,400,605	45,630,839	4,402,872	5,261,741	8,441,370	12,427,969

Net Assets — End of Year or Period	$48,514,530	$46,400,605	$4,968,641	$4,402,872	$10,697,594	$8,441,370

The accompanying notes are an integral part of these financial statements.

FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,782	$108,008
Net realized gain (loss)	1,207,956	838,203
Net change in unrealized appreciation (depreciation) of investments	2,262,171	(1,940,874)

Net increase (decrease) in net assets resulting from operations	3,675,909	(994,663)

From Contractowners Transactions:
Payments received from contractowners	566,936	384,111
Transfers between Variable Investment Options including guaranteed interest account, net	(1,843,911)	6,322,884
Redemptions for contract benefits and terminations	(164,558)	(1,385,646)
Contract maintenance charges	(412,289)	(210,430)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,853,822)	5,110,919

Net Increase (Decrease) in Net Assets	1,822,087	4,116,256
Net Assets — Beginning of Year or Period	13,028,162	8,911,906

Net Assets — End of Year or Period	$14,850,249	$13,028,162

The accompanying notes are an integral part of these financial statements.

FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	26	(8)	18	18	(3)	15

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	29	(64)	(35)	35	(114)	(79)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	61	(10)	51	14	(4)	10

1290 VT EQUITY INCOME	IA	2	(4)	(2)	1	(5)	(4)
1290 VT EQUITY INCOME	IB	6	(10)	(4)	6	(7)	(1)

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	18	(6)	12	11	(26)	(15)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	17	(18)	(1)	13	(15)	(2)

1290 VT GAMCO SMALL COMPANY VALUE	IA	131	(111)	20	172	(103)	69
1290 VT GAMCO SMALL COMPANY VALUE	IB	28	(43)	(15)	34	(55)	(21)

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	—	—	—	—	—	—

1290 VT NATURAL RESOURCES	IB	—	—	—	—	—	—

1290 VT SMALL CAP VALUE	IB	—	—	—	—	—	—

1290 VT SMARTBETA EQUITY	IB	85	(9)	76	47	(5)	42

1290 VT SOCIALLY RESPONSIBLE	IA	1	(1)	—	—	—	—
1290 VT SOCIALLY RESPONSIBLE	IB	4	(6)	(2)	4	(8)	(4)

ALL ASSET GROWTH-ALT 20	IB	41	(43)	(2)	73	(54)	19

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	48	(14)	34	59	(13)	46

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	276	(99)	177	223	(41)	182

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	95	(147)	(52)	173	(64)	109

CHARTERSM MULTI-SECTOR BOND	A	10	(19)	(9)	16	(24)	(8)
CHARTERSM MULTI-SECTOR BOND	B	6	(11)	(5)	15	(23)	(8)

CHARTERSM SMALL CAP GROWTH	B	12	(11)	1	15	(15)	—

CHARTERSM SMALL CAP VALUE	A	1	(3)	(2)	1	(7)	(6)

The accompanying notes are an integral part of these financial statements.

FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

CHARTERSM SMALL CAP VALUE	B	4	(7)	(3)	4	(7)	(3)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	28	(11)	17	44	(13)	31

EQ/400 MANAGED VOLATILITY	IB	4	(3)	1	3	(5)	(2)

EQ/500 MANAGED VOLATILITY	IB	18	(7)	11	13	(7)	6

EQ/2000 MANAGED VOLATILITY	IB	7	(3)	4	5	(4)	1

EQ/AB SMALL CAP GROWTH	IA	55	(71)	(16)	73	(37)	36
EQ/AB SMALL CAP GROWTH	IB	6	(16)	(10)	7	(14)	(7)

EQ/AGGRESSIVE ALLOCATION	A	37	(50)	(13)	51	(43)	8
EQ/AGGRESSIVE ALLOCATION	B	17	(30)	(13)	20	(42)	(22)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	105	(77)	28	453	(10)	443

EQ/BALANCED STRATEGY	IB	23	(19)	4	37	(16)	21

EQ/BLACKROCK BASIC VALUE EQUITY	IA	73	(70)	3	110	(113)	(3)
EQ/BLACKROCK BASIC VALUE EQUITY	IB	12	(38)	(26)	16	(38)	(22)

EQ/CAPITAL GUARDIAN RESEARCH	IA	13	(22)	(9)	19	(11)	8
EQ/CAPITAL GUARDIAN RESEARCH	IB	7	(57)	(50)	8	(29)	(21)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	9	(18)	(9)	11	(14)	(3)
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	12	(28)	(16)	22	(35)	(13)

EQ/COMMON STOCK INDEX	IA	85	(148)	(63)	185	(283)	(98)
EQ/COMMON STOCK INDEX	IB	39	(57)	(18)	47	(72)	(25)

EQ/CONSERVATIVE ALLOCATION	A	28	(38)	(10)	33	(30)	3
EQ/CONSERVATIVE ALLOCATION	B	9	(5)	4	11	(10)	1

EQ/CONSERVATIVE GROWTH STRATEGY	IB	5	(4)	1	4	(5)	(1)

EQ/CONSERVATIVE STRATEGY	IB	3	(4)	(1)	8	(5)	3

EQ/CONSERVATIVE-PLUS ALLOCATION	A	129	(72)	57	72	(37)	35
EQ/CONSERVATIVE-PLUS ALLOCATION	B	11	(14)	(3)	7	(12)	(5)

EQ/CORE BOND INDEX	IA	17	(29)	(12)	21	(27)	(6)
EQ/CORE BOND INDEX	IB	195	(19)	176	20	(30)	(10)

EQ/EMERGING MARKETS EQUITY PLUS	IB	—	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/EQUITY 500 INDEX	IA	538	(333)	205	310	(233)	77
EQ/EQUITY 500 INDEX	IB	146	(90)	56	122	(101)	21

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	52	(105)	(53)	608	(19)	589

EQ/FRANKLIN RISING DIVIDENDS	IB	19	(25)	(6)	243	(14)	229

EQ/FRANKLIN STRATEGIC INCOME	IB	35	(32)	3	257	(7)	250

EQ/GLOBAL BOND PLUS	IA	25	(21)	4	25	(20)	5
EQ/GLOBAL BOND PLUS	IB	8	(10)	(2)	10	(9)	1

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	10	(10)	—	18	(8)	10
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	7	(31)	(24)	9	(39)	(30)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	6	(7)	(1)	50	(2)	48

EQ/GROWTH STRATEGY	IB	26	(24)	2	27	(25)	2

EQ/INTERMEDIATE GOVERNMENT BOND	IA	58	(37)	21	61	(224)	(163)
EQ/INTERMEDIATE GOVERNMENT BOND	IB	14	(14)	—	10	(14)	(4)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	2	(4)	(2)	2	(5)	(3)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	11	(44)	(33)	14	(25)	(11)

EQ/INTERNATIONAL EQUITY INDEX	IA	112	(182)	(70)	162	(176)	(14)
EQ/INTERNATIONAL EQUITY INDEX	IB	36	(36)	—	43	(45)	(2)

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	11	(1)	10	7	(3)	4 (3)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	19	(21)	(2)	17	(20)	(23)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	17	(33)	(16)	17	(40)	(2)

EQ/INVESCO COMSTOCK	IA	20	(14)	6	18	(20)	2
EQ/INVESCO COMSTOCK	IB	9	(10)	(1)	8	(6)	449

EQ/INVESCO GLOBAL REAL ESTATE	IB	110	(92)	18	465	(16)	526

EQ/INVESCO INTERNATIONAL GROWTH	IB	170	(194)	(24)	541	(15)	(13)

EQ/JANUS ENTERPRISE	IA	9	(12)	(3)	4	(17)	5
EQ/JANUS ENTERPRISE	IB	18	(16)	2	27	(22)	59

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	149	(45)	104	71	(12)	(4)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	16	(19)	(3)	17	(21)	3

The accompanying notes are an integral part of these financial statements.

FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	10	(6)	4	5	(2)	(6)
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3	(7)	(4)	4	(10)	6

EQ/LARGE CAP GROWTH INDEX	IA	28	(13)	15	23	(17)	(36)
EQ/LARGE CAP GROWTH INDEX	IB	37	(70)	(33)	32	(68)	(7)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	4	(11)	(7)	7	(14)	(49)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	9	(63)	(54)	10	(59)	(16)

EQ/LARGE CAP VALUE INDEX	IA	30	(21)	9	15	(31)	(1)
EQ/LARGE CAP VALUE INDEX	IB	29	(21)	8	22	(23)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	22	(99)	(77)	16	(98)	(82)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	8	(43)	(35)	8	(50)	(42)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	309	(264)	45	1,026	(60)	966

EQ/LOOMIS SAYLES GROWTH	IA	49	(22)	27	47	(21)	26
EQ/LOOMIS SAYLES GROWTH	IB	13	(12)	1	18	(15)	3

EQ/MFS INTERNATIONAL GROWTH	IB	58	(34)	24	34	(36)	(2)

EQ/MFS INTERNATIONAL VALUE	IB	276	(189)	87	1,081	(24)	1,057

EQ/MFS MID CAP FOCUSED GROWTH	IB	90	(86)	4	265	(5)	260

EQ/MFS UTILITIES SERIES	IB	22	(22)	—	106	(4)	102

EQ/MID CAP INDEX	IA	60	(40)	20	57	(23)	34
EQ/MID CAP INDEX	IB	36	(62)	(26)	41	(56)	(15)

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	12	(60)	(48)	10	(63)	(53)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	2	(4)	(2)	2	(3)	(1)

EQ/MODERATE ALLOCATION	A	155	(224)	(69)	147	(145)	2
EQ/MODERATE ALLOCATION	B	25	(73)	(48)	98	(79)	19

EQ/MODERATE GROWTH STRATEGY	IB	37	(32)	5	45	(28)	17

EQ/MODERATE-PLUS ALLOCATION	A	243	(127)	116	198	(184)	14
EQ/MODERATE-PLUS ALLOCATION	B	39	(87)	(48)	60	(134)	(74)

EQ/MONEY MARKET	IA	4,330	(3,717)	613	4,482	(4,402)	80
EQ/MONEY MARKET	IB	591	(496)	95	580	(667)	(87)

The accompanying notes are an integral part of these financial statements.

FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/OPPENHEIMER GLOBAL	IB	—	—	—	—	—	—

EQ/PIMCO GLOBAL REAL RETURN	IB	—	—	—	—	—	—

EQ/PIMCO REAL RETURN	IB	80	(79)	1	322	(17)	305

EQ/PIMCO TOTAL RETURN	IB	262	(141)	121	768	(33)	735

EQ/PIMCO ULTRA SHORT BOND	IA	16	(28)	(12)	18	(20)	(2)
EQ/PIMCO ULTRA SHORT BOND	IB	20	(26)	(6)	25	(26)	(1)

EQ/QUALITY BOND PLUS	IA	45	(32)	13	39	(49)	(10)
EQ/QUALITY BOND PLUS	IB	11	(15)	(4)	10	(16)	(6)

EQ/SCIENCE AND TECHNOLOGY	IB	60	(69)	(9)	272	(15)	257

EQ/SMALL COMPANY INDEX	IA	69	(58)	11	45	(37)	8
EQ/SMALL COMPANY INDEX	IB	18	(15)	3	16	(11)	5

EQ/T. ROWE PRICE GROWTH STOCK	IA	195	(108)	87	203	(79)	124
EQ/T. ROWE PRICE GROWTH STOCK	IB	27	(45)	(18)	53	(57)	(4)

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	29	(42)	(13)	136	(2)	134

EQ/UBS GROWTH & INCOME	IB	11	(6)	5	7	(23)	(16)

EQ/WELLINGTON ENERGY	IB	111	(86)	25	261	(11)	250

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	3	(4)	(1)	7	(8)	(1)

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	19	(7)	12	13	(13)	—

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	45	(41)	4	47	(38)	9

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	24	(15)	9	24	(21)	3

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	17	(9)	8	16	(34)	(18)

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	430	(272)	158	358	(175)	183

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	86	(113)	(27)	144	(93)	51

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	11	(22)	(11)	23	(2)	21

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	1	(5)	(4)	4	(3)	1

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	22	(15)	7	27	(43)	(16)

The accompanying notes are an integral part of these financial statements.

FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	66	(76)	(10)	63	(48)	15

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	128	(86)	42	128	(119)	9

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	11	(10)	1	17	(8)	9

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	15	(14)	1	18	(8)	10

IVY VIP GLOBAL EQUITY INCOME	CLASS II	10	(11)	(1)	5	(6)	(1)

IVY VIP HIGH INCOME	CLASS II	270	(203)	67	270	(104)	166

IVY VIP SMALL CAP GROWTH	CLASS II	36	(19)	17	33	(16)	17

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	—	—	—	—	—	—

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	6	(4)	2	2	(6)	(4)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	15	(5)	10	10	(4)	6

MULTIMANAGER AGGRESSIVE EQUITY	IA	19	(39)	(20)	20	(44)	(24)
MULTIMANAGER AGGRESSIVE EQUITY	IB	8	(16)	(8)	55	(62)	(7)

MULTIMANAGER CORE BOND	IA	31	(25)	6	25	(18)	7
MULTIMANAGER CORE BOND	IB	22	(27)	(5)	24	(44)	(20)

MULTIMANAGER MID CAP GROWTH	IA	—	(2)	(2)	1	(3)	(2)
MULTIMANAGER MID CAP GROWTH	IB	8	(8)	—	5	(7)	(2)

MULTIMANAGER MID CAP VALUE	IA	6	(4)	2	2	(2)	—
MULTIMANAGER MID CAP VALUE	IB	3	(20)	(17)	4	(12)	(8)

MULTIMANAGER TECHNOLOGY	IA	16	(17)	(1)	43	(17)	26
MULTIMANAGER TECHNOLOGY	IB	20	(37)	(17)	59	(58)	1

NATURAL RESOURCES PORTFOLIO	CLASS II	31	(44)	(13)	79	(105)	(26)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	27	(16)	11	25	(18)	7

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	10	(11)	(1)	12	(10)	2

TARGET 2015 ALLOCATION	B	34	(15)	19	27	(14)	13

TARGET 2025 ALLOCATION	B	70	(50)	20	53	(18)	35

TARGET 2035 ALLOCATION	B	106	(34)	72	41	(10)	31

TARGET 2045 ALLOCATION	B	35	(12)	23	29	(6)	23

The accompanying notes are an integral part of these financial statements.

FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

TARGET 2055 ALLOCATION	B	23	(5)	18	11	(4)	7

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	22	(47)	(25)	114	(91)	23

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	209	(184)	25	161	(104)	57

TEMPLETON GROWTH VIP FUND	CLASS 2	4	(4)	—	3	(4)	(1)

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	41	(22)	19	30	(38)	(8)

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	COMMON SHARES	7	(13)	(6)	26	(9)	17

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account FP (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946- Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), BlackRock Variable Series Funds, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Funds Variable Insurance Portfolios, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®

AXA Premier VIP Trust*

•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(1)
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-Plus Allocation(3)
•	EQ/Moderate Allocation(4)
•	EQ/Moderate-Plus Allocation(5)
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Energy(30)
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Low Volatility Global Equity
•	1290 VT Multi-Alternative Strategies(30)
•	1290 VT Natural Resources
•	1290 VT Real Estate(30)
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(6)
•	EQ/500 Managed Volatility(7)
•	EQ/2000 Managed Volatility(8)
•	EQ/AB Small Cap Growth(9)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy(10)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/ClearBridge Large Cap Growth(11)
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(12)
•	EQ/Conservative Strategy(13)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(14)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Manged Volatility(15)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(16)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(17)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(18)
•	EQ/International Value Managed Volatility(19)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(20)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(21)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(22)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(23)
•	EQ/Lazard Emerging Markets Equity

FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/Loomis Sayles Growth(24)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(25)
•	EQ/MFS Technology(30)
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(26)
•	EQ/Moderate Growth Strategy(27)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth(30)
•	EQ/Oppenhiemer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Science And Technology(28)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Templeton Global Equity Managed Volatility(30)
•	EQ/UBS Growth & Income
•	EQ/Wellington Energy(29)
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Government Money Market Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP High Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio
•	Fidelity® VIP Value Strategies Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Mutual Shares VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Ivy Funds Variable Insurance Portfolios

•	Ivy VIP Global Equity Income
•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

The Prudential Series Fund

•	Natural Resources Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund

Vanguard Variable Insurance Fund

•	Vanguard Variable Insurance Fund — Equity Index Portfolio

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Conservative Allocation.
(3)	Formerly known as AXA Conservative-Plus Allocation.
(4)	Formerly known as AXA Moderate Allocation.
(5)	Formerly known as AXA Moderate-Plus Allocation.
(6)	Formerly known as AXA 400 Managed Volatility.
(7)	Formerly known as AXA 500 Managed Volatility.
(8)	Formerly known as AXA 2000 Managed Volatility.
(9)	Formerly known as AXA/AB Small Cap Growth.
(10)	Formerly known as AXA Balanced Strategy.
(11)	Formerly known as AXA/ClearBridge Large Cap Growth.
(12)	Formerly known as AXA Conservative Growth Strategy.
(13)	Formerly known as AXA Conservative Strategy.
(14)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap Portfolio.
(15)	Formerly known as AXA Global Equity Managed Volatility.
(16)	Formerly known as AXA Growth Strategy.
(17)	Formerly known as AXA International Core Managed Volatility.
(18)	Formerly known as AXA International Managed Volatility.
(19)	Formerly known as AXA International Value Managed Volatility.
(20)	Formerly known as AXA/Janus Enterprise.
(21)	Formerly known as AXA Large Cap Core Managed Volatility.
(22)	Formerly known as AXA Large Cap Growth Managed Volatility.
(23)	Formerly known as AXA Large Cap Value Managed Volatility.
(24)	Formerly known as AXA/Loomis Sayles Growth.
(25)	Formerly known as EQ/Ivy Mid Cap Growth.
(26)	Formerly known as AXA Mid Cap Value Managed Volatility.
(27)	Formerly known as AXA Moderate Growth Strategy.
(28)	Formerly known as EQ/Ivy Science and Technology.
(29)	Formerly known as EQ/Ivy Energy .
(30)	The Variable Investment Option became available during 2019, however it had no units at December 31, 2019, thus the Variable Investment Option is excluded from all other sections of the financial statements.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

The Account is used to fund benefits for the following Variable Life products (collectively, the “Contracts”):

•   Accumulator Life

•   Incentive Life

•   Incentive Life 2000

•   Incentive Life Sales (1999 and after)

•   Incentive Life ‘02

•   Incentive Life ‘06

•   Incentive Life® Optimizer

•   Incentive Life Optimizer II

•   Incentive Life Optimizer III

•   VUL Optimizer

•   Incentive Life PlusSM

•   Incentive Life Plus Original Series

•   Paramount Life

•   IL Legacy

•   IL Legacy II

•   IL Legacy III

•   VUL Legacy

•   IL ProtectorSM Incentive

•   Life COLI Incentive Life

•   COLI ‘04

•   Champion 2000

•   Survivorship 2000

•   Survivorship Incentive Life 1999

•   Survivorship Incentive Life ‘02

•   Survivorship Incentive Life® Legacy

•   VUL Survivorship

•   SP-Flex

•   Corporate Owned Incentive Life®

•   COIL Institutional Series

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the “Series 2000 Policies.” Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as “Incentive Life PlusSM.” Incentive Life Plus Contracts issued with a prior prospectus are referred to as “Incentive Life Plus Original Series.”

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units, It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts) to the guaranteed interest account of AXA Equitable’s General Account, and/or index fund options of Separate Account No. 67.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

3.	Fair Value Disclosures (Concluded)

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolio

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$958,071	$550,984
1290 VT DoubleLine Dynamic Allocation	2,956,208	2,000,039
1290 VT DoubleLine Opportunistic Bond	1,634,931	336,809
1290 VT Equity Income	2,327,179	3,084,004
1290 VT GAMCO Mergers & Acquisitions	3,730,057	3,126,551
1290 VT GAMCO Small Company Value	20,822,111	18,349,469
1290 VT Low Volatility Global Equity	204	—
1290 VT Natural Resources	99	—
1290 VT Small Cap Value	11	—
1290 VT SmartBeta Equity	2,078,216	280,894
1290 VT Socially Responsible	1,090,535	1,678,009
All Asset Growth-Alt 20	4,558,017	3,148,531
American Funds Insurance Series® Global Small Capitalization FundSM	2,480,540	946,286
American Funds Insurance Series® New World Fund®	11,075,398	4,087,973
BlackRock Global Allocation V.I. Fund	5,993,565	7,310,675
CharterSM Multi-Sector Bond	3,602,558	6,712,650
CharterSM Small Cap Growth	4,443,566	2,478,547
CharterSM Small Cap Value	2,783,981	3,218,664
ClearBridge Variable Mid Cap Portfolio	386,289	148,535
EQ/400 Managed Volatility	846,839	650,612
EQ/500 Managed Volatility	4,857,639	1,774,002
EQ/2000 Managed Volatility	1,558,773	523,730
EQ/AB Small Cap Growth	28,503,070	25,559,256
EQ/Aggressive Allocation	22,399,911	17,049,629
EQ/American Century Mid Cap Value	7,283,056	7,157,769
EQ/Balanced Strategy	5,489,655	3,259,850
EQ/BlackRock Basic Value Equity	22,221,500	25,080,740
EQ/Capital Guardian Research	17,832,692	24,008,243
EQ/ClearBridge Large Cap Growth	10,409,896	10,197,013
EQ/Common Stock Index	122,914,875	154,517,573
EQ/Conservative Allocation	3,899,765	4,591,808
EQ/Conservative Growth Strategy	902,605	642,669
EQ/Conservative Strategy	410,288	557,075
EQ/Conservative-Plus Allocation	8,159,602	7,560,408
EQ/Core Bond Index	35,652,380	7,179,371
EQ/Emerging Markets Equity PLUS	349	—
EQ/Equity 500 Index	155,498,536	132,963,993
EQ/Fidelity Institutional AM® Large Cap	6,011,560	14,553,785
EQ/Franklin Rising Dividends	5,886,912	6,936,941

FSA-116

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Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolio (Continued)

	Purchases	Sales
EQ/Franklin Strategic Income	$7,051,106	$4,558,765
EQ/Global Bond PLUS	2,114,544	2,541,327
EQ/Global Equity Managed Volatility	8,381,218	13,041,185
EQ/Goldman Sachs Mid Cap Value	1,458,063	1,282,137
EQ/Growth Strategy	7,414,023	4,663,793
EQ/Intermediate Government Bond	5,741,277	8,510,566
EQ/International Core Managed Volatility	4,241,855	8,008,442
EQ/International Equity Index	20,159,681	30,576,821
EQ/International Managed Volatility	1,541,574	148,975
EQ/International Value Managed Volatility	7,293,815	8,229,824
EQ/Invesco Comstock	4,945,663	4,563,020
EQ/Invesco Global Real Estate	10,394,812	6,787,818
EQ/Invesco International Growth	7,880,624	9,458,397
EQ/Janus Enterprise	8,248,472	6,867,913
EQ/JPMorgan Value Opportunities	13,071,868	8,349,261
EQ/Large Cap Core Managed Volatility	4,070,691	2,863,852
EQ/Large Cap Growth Index	25,325,263	20,071,564
EQ/Large Cap Growth Managed Volatility	28,340,942	33,562,591
EQ/Large Cap Value Index	9,693,682	5,318,842
EQ/Large Cap Value Managed Volatility	36,018,612	37,974,171
EQ/Lazard Emerging Markets Equity	18,300,204	15,610,826
EQ/Loomis Sayles Growth	10,903,018	8,114,380
EQ/MFS International Growth	13,275,043	6,209,235
EQ/MFS International Value	14,734,578	15,081,888
EQ/MFS Mid Cap Focused Growth	7,118,402	7,996,126
EQ/MFS Utilities Series	811,000	750,414
EQ/Mid Cap Index	21,570,890	21,764,336
EQ/Mid Cap Value Managed Volatility	15,471,436	23,307,372
EQ/Moderate Allocation	66,251,601	86,269,677
EQ/Moderate Growth Strategy	11,488,364	5,846,070
EQ/Moderate-Plus Allocation	53,159,621	39,098,132
EQ/Money Market	198,378,713	176,079,683
EQ/Oppenhiemer Global	144	—
EQ/PIMCO Global Real Return	34	—
EQ/PIMCO Real Return	5,224,003	5,048,831
EQ/PIMCO Total Return	23,358,899	13,360,961
EQ/PIMCO Ultra Short Bond	4,901,128	6,434,173
EQ/Quality Bond PLUS	4,331,314	6,247,125
EQ/Science And Technology	11,164,789	11,909,693
EQ/Small Company Index	25,825,822	20,490,437
EQ/T. Rowe Price Growth Stock	22,207,693	19,462,823
EQ/T. Rowe Price Health Sciences	1,422,893	3,732,509
EQ/UBS Growth & Income	2,724,077	1,312,411
EQ/Wellington Energy	3,768,355	3,013,634
Fidelity® VIP Asset Manager: Growth Portfolio	161,322	257,938
Fidelity® VIP Equity-Income Portfolio	789,012	280,546
Fidelity® VIP Government Money Market Portfolio	526,420	425,730
Fidelity® VIP Growth & Income Portfolio	3,302,949	1,928,495
Fidelity® VIP High Income Portfolio	1,051,857	646,303
Fidelity® VIP Investment Grade Bond Portfolio	13,610,043	11,325,197
Fidelity® VIP Mid Cap Portfolio	9,218,454	7,598,616
Fidelity® VIP Value Portfolio	555,265	968,993
Fidelity® VIP Value Strategies Portfolio	74,838	211,774
Franklin Mutual Shares VIP Fund	2,306,993	1,370,459

FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolio (Concluded)

	Purchases	Sales
Franklin Small Cap Value VIP Fund	$4,890,777	$3,257,602
Invesco V.I. Diversified Dividend Fund	4,556,478	2,344,667
Invesco V.I. Mid Cap Core Equity Fund	1,206,567	866,736
Invesco V.I. Small Cap Equity Fund	1,963,243	1,427,380
Ivy VIP Global Equity Income	402,837	205,497
Ivy VIP High Income	12,159,166	7,695,266
Ivy VIP Small Cap Growth	3,337,763	2,611,564
Lord Abbett Series Fund — Bond Debenture Portfolio	18	—
MFS® Investors Trust Series	1,582,199	1,013,990
MFS® Massachusetts Investors Growth Stock Portfolio	5,019,910	1,182,374
Multimanager Aggressive Equity	56,173,886	43,944,439
Multimanager Core Bond	6,807,372	6,687,236
Multimanager Mid Cap Growth	6,074,119	3,660,642
Multimanager Mid Cap Value	4,383,654	6,249,632
Multimanager Technology	26,549,417	22,732,099
Natural Resources Portfolio	927,958	1,686,851
PIMCO CommodityRealReturn® Strategy Portfolio	2,238,429	1,101,716
T. Rowe Price Equity Income Portfolio	3,352,978	2,312,054
Target 2015 Allocation	1,109,502	658,426
Target 2025 Allocation	6,956,518	3,444,917
Target 2035 Allocation	4,785,612	3,162,579
Target 2045 Allocation	2,106,629	605,126
Target 2055 Allocation	818,854	300,228
Templeton Developing Markets VIP Fund	2,670,273	5,523,020
Templeton Global Bond VIP Fund	12,949,977	8,255,466
Templeton Growth VIP Fund	1,623,918	686,438
VanEck VIP Global Hard Assets Fund	2,574,917	1,368,412
Vanguard Variable Insurance Fund — Equity Index Portfolio	2,743,756	4,015,520

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG

FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY

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Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC (“AXA Network”) or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

AXA Equitable serves as the transfer agent for EQAT and VIP.

6.	Reorganization

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacemen Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value

Share Class	Class II	Class IB
Shares	2,588,795	2,588,795
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$53,122,080	$—
Net Assets After Substitution	$—	$53,122,080
Realized Gain	$1,058,165

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)

Share Class	Service Class 2	Class IB
Shares	3,085,057	3,085,057
Net Asset Value	$34.69	$34.69
Net Assets Before Substitution	$107,020,640	$—
Net Assets After Substitution	$—	$107,020,640
Realized Gain	$4,374,131

October 22, 2018	Franklin Rising Dividends VIP Fund	EQ/Franklin Rising Dividends

Share Class	Class 2	Class IB
Shares	2,166,839	2,166,839
Net Asset Value	$27.02	$27.02
Net Assets Before Substitution	$58,544,319	$—
Net Assets After Substitution	$—	$58,544,319
Realized Gain	$2,340,403

October 22, 2018	Franklin Strategic Income VIP Fund	EQ/Franklin Strategic Income

Share Class	Class 2	Class IB
Shares	3,248,845	3,248,845
Net Asset Value	$10.42	$10.42
Net Assets Before Substitution	$33,858,489	$—
Net Assets After Substitution	—	$33,858,489
Realized Loss	$(1,778,147)

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value

Share Class	Service Shares	Class IB
Shares	544,224	544,224
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$9,083,104	$—
Net Assets After Substitution	$—	$9,083,104
Realized Gain	$153,986

FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate

Share Class	Series II	Class IB
Shares	2,388,624	2,388,624
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$36,378,751	$—
Net Assets After Substitution	$—	$36,378,751
Realized Loss	$(2,574,457)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth

Share Class	Series II	Class IB
Shares	969,615	969,615
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$33,335,358	$—
Net Assets After Substitution	$—	$33,335,358
Realized Loss	$(1,596,562)

October 22, 2018	Lazard Retirement Emerging Markets EQuity Portfolio	EQ/Lazard Emerging Markets EQuity

Share Class	Service Shares	Class IB
Shares	2,720,369	2,720,369
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$52,883,976	$—
Net Assets After Substitution	$—	$52,883,976
Realized Loss	$(3,500,104)

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value

Share Class	Service Class	Class IB
Shares	4,131,041	4,131,041
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$106,126,439	$—
Net Assets After Substitution	$—	$106,126,439
Realized Gain	$7,133,907

October 22, 2018	Ivy VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)

Share Class	Common Shares	Class IB
Shares	2,981,041	2,981,041
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$36,195,798	$—
Net Assets After Substitution	$—	$36,195,798
Realized Gain	$4,863,881

FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series

Share Class	Service Class	Class IB
Shares	80,952	80,952
Net Asset Value	$29.84	$29.84
Net Assets Before Substitution	$2,415,612	$—
Net Assets After Substitution	$—	$2,415,612
Realized Gain	$174,517

October 22, 2018	PIMCO Real Return Portfolio	EQ/PIMCO Real Return

Share Class	Advisor Class	Class IB
Shares	2,076,751	2,076,751
Net Asset Value	$11.87	$11.87
Net Assets Before Substitution	$24,651,040	$—
Net Assets After Substitution	$—	$24,651,040
Realized Loss	$(1,438,476)

October 22, 2018	PIMCO Total Return Portfolio	EQ/PIMCO Total Return

Share Class	Advisor Class	Class IB
Shares	6,300,749	6,300,749
Net Asset Value	$10.51	$10.51
Net Assets Before Substitution	$66,220,873	$—
Net Assets After Substitution	$—	$66,220,873
Realized Loss	$(2,751,515)

October 22, 2018	Ivy VIP Science And Technology	EQ/Science And Technology(3)

Share Class	Common Shares	Class IB
Shares	1,236,407	1,236,407
Net Asset Value	$28.96	$28.96
Net Assets Before Substitution	$35,811,031	$—
Net Assets After Substitution	$—	$35,811,031
Realized Gain	$4,512,498

October 22, 2018	T. Rowe Price Health Sciences Portfolio	EQ/T. Rowe Price Health Sciences

Share Class	Class II	Class IB
Shares	180,949	180,949
Net Asset Value	$45.62	$45.62
Net Assets Before Substitution	$8,254,879	$—
Net Assets After Substitution	$—	$8,254,879
Realized Gain	$929,504

FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Concluded)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Ivy VIP Energy	EQ/Wellington Energy(4)

Share Class	Common Shares	Class IB
Shares	2,446,697	2,446,697
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$13,993,395	$—
Net Assets After Substitution	$—	$13,993,395
Realized Loss	$(512,717)

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Science And Technology.
(4)	Formerly known as EQ/Ivy Energy.

7.	Asset-based Charges and Contractowner Charges

The table below lists the charges for each product. These charges are reflected as “Asset-based Charges” in the Statement of Operations or as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

	Mortality and Expense Risks		Mortality		Administrative		Total
Accumulator Life	varies(b	)(d)	varies(b	)	varies(b	)(f)	varies
Incentive Life, Champion 2000	0.60	%(a)	—		—		0.60%
Incentive Life 2000, Incentive Life 1999, Incentive Life Plus	0.60	%(l)(n)	—		—		0.60%
Incentive Life ‘02	varies(b	)(g)	—		—		0.80%
Incentive Life ‘06	0.85	%(b)(e)	—		—		0.85%
Survivorship Incentive Life ‘02	0.90	%(b)(m)	—		—		0.90%
Paramount Life	0.60	%(a)	—		—		0.60%
Incentive Life Plus Original Series	0.60	%(b)(l)	—		—		0.60%
Incentive Life COLI	0.60	%(b)	—		—		0.60%
Incentive Life COLI ‘04	0.75	%(b)(c)	—		—		0.75%
Survivorship Incentive Life 1999	0.60	%(a)	—		—		0.60%
Survivorship 2000	0.90	%(a)	—		—		0.90%
IL Legacy	1.75	%(b)(h)	—		—		1.75%
IL Legacy II	0.85	%(b)(i)(l)	—		—		0.85%
IL Legacy III	0.85	%(b)(i)(l)	—		—		0.85%
VUL LegacySM	0.85	%(b)(p)(s)	—		—		0.85%
IL Protector	0.80	%(a)	—		—		0.80%
SP-Flex	0.85	%(a)	0.60	%(a)	0.35	%(a)	1.80%
Incentive Life® Optimizer	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer II	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer III	0.60	%(b)(l)(o)	—		—		0.60%
VUL Optimizer IIISM	0.60	%(b)(o)(p)	—		—		0.60%
Survivorship Incentive Life® Legacy	0.55	%(b)(j)	—		—		0.55%
VUL Survivorship	0.80	%(b)(r)	—		—		0.80%
Corporate Owned Incentive Life®	0.35	%(b)(k)(l)	—		—		0.35%
COIL Institutional SeriesSM	0.25	%(b)(l)(q)	—		—		0.25%

(a)	Charged to daily net assets of the Account.
(b)	Charged to Contractowners Account and is included in Redemptions for contract benefits and terminations in the Statements of Changes in Net Assets.
(c)	Policy years 1–5 0.75% (1.00% maximum) Policy years 6–20 0.55% (0.75% maximum) Policy years 21+ 0.35% (0.50% maximum).
(d)	Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1–10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum.
(e)	Policy years 1–8 0.85% (1.00% maximum) Policy years 9– 10 0.00% (1.00% maximum) Policy years 11+ 0.00% (0.50% maximum).

FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

(f)	Policy years 1–10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%.
(g)	Policy years 1–15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum).
(h)	Policy years 1–10 1.75% (maximum and current) Policy years 11–20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum).
(i)	Policy years 1–15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
(j)	Policy years 1–15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
(k)	Policy years 1–10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum).
(l)	For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
(m)	Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum).
(n)	Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
(o)	Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.00% (current) Policy years 11+ 0.50% (maximum).
(p)	For policies with MSO, there is an additional charge of 1.15% (2.40% maximum) of any policy account value allocated to each segment.
(q)	Policy years 1–10 0.25% (0.50% maximum) Policy years 11+ 0.05%(0.35 maximum).
(r)	Policy years 1–15 0.80% (current and maximum) Policy years 16+ 0.00% (0.80% maximum).
(s)	Policy years 1–15 0.50% ( 0.85% maximum) Policy years 16+ 0.00% (0.85% maximum).

The Accumulator Life Program utilizes two insurance products — a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life ‘02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner’s Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner’s Variable Investment Options The Survivorship Incentive Life ‘02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner’s Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life ‘06, Incentive Life® Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Optimizer III and VUL OptimizerSM mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

The VUL LegacySM mortality and expense risk charge of 0.50% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life® Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The VUL Survivorship mortality and expense risk charge of 0.80% will be in effect for the first fifteen policy years. For policy years sixteen and later, no charge is deducted on a current basis. The current mortality and expense risk charges are equal to or lower than the guaranteed charges.

The Corporate Owned Incentive Life® mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional SeriesSM mortality and expense risk charge of 0.25% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life® policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer, COIL Institutional Series, and VUL Survivorship policies, there is an additional charge of 1.15% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI ‘04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life ‘02, Incentive Life 1999, Incentive Life ‘02, Incentive Life ‘06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI ‘04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, VUL Legacy, VUL Optimizer, VUL Survivorship and COIL Institutional Series and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners’ accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Redemptions for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Redemptions for contract benefits and terminations.

FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Concluded)

The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Riders	Monthly	Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.	Unit liquidation from account value

Death Benefit Guarantee (Guaranteed Minimum Death Benefit Charge)	Monthly	Low – $0.01 for each $1,000 of face amount of the policy High – $0.02 for each $1,000 of face amount of the policy	Unit liquidation from account value

Charge for State and Local Tax Expense	At time of premium payment	Varies by state of residence of insured person.	Deducted from premium

Charge for Federal Tax Expenses	At time of premium payment	1.25%	Deducted from premium

Premium Charge	At time of premium payment	Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums	Deducted from premium

Monthly administrative charges	Monthly

Low – $8 per month

High – Depending on face amount, policyholder age at issue and policy year, up to $55 per month. Depending on the policy, may also be a charge per $1,000 of face amount ranging from $0.03 to $0.70

Unit liquidation from account value

Cost of Insurance (COI) and Rating charge	Monthly	Amount varies depending upon specifics of policy. COI based upon amount at risk. Rating Charge based upon face amount of insurance.	Unit liquidation from account value

Surrender, termination or decrease in face amount of policy during the first 10 or 15 years depending on Contract	At time of transaction	The amount of surrender charges if applicable is set forth in your policy.	Unit liquidation from account value

Partial Withdrawal	At time of transaction	$25 (or if less, 2% of the withdrawal), if applicable	Unit liquidation from account value

Increase in policy’s face amount	At time of transaction	$1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable	Unit liquidation from account value

Administrative Surrender Charge	At time of transaction	$2 to $6 per 1,000 depending on issue age which after the third year declines if applicable Depending on the policy, may also be a charge per policy ranging from $450 to $540 which after the third year declines	Unit liquidation from account value

Transfers among investment options	At time of transaction	Low – $25 after 12 transfers if applicable High – $25 per transfer	Unit liquidation from account value

FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2019	Lowest contract charge 0.00% Class IB	$15.11	—	—	—	23.95%
	Highest contract charge 0.60% Class IB	$147.77	—	—	—	23.19%
	All contract charges	—	39	$1,838	4.09%	—
2018	Lowest contract charge 0.00% Class IB	$12.19	—	—	—	(4.24)%
	Highest contract charge 0.60% Class IB	$119.95	—	—	—	(4.83)%
	All contract charges	—	21	$1,204	3.16%	—
2017	Lowest contract charge 0.00% Class IB	$12.73	—	—	—	14.27%
	Highest contract charge 0.60% Class IB	$126.04	—	—	—	13.59%
	All contract charges	—	6	$605	9.59%	—
2016	Lowest contract charge 0.00% Class IB(c)	$11.14	—	—	—	10.08%
	Highest contract charge 0.60% Class IB(c)	$110.96	—	—	—	9.68%
	All contract charges	—	—	$9	9.66%	—

1290 VT DoubleLine Dynamic Allocation
2019	Lowest contract charge 0.00% Class IB	$139.50	—	—	—	18.10%
	Highest contract charge 0.90% Class IB	$131.36	—	—	—	17.03%
	All contract charges	—	144	$13,015	2.12%	—
2018	Lowest contract charge 0.00% Class IB	$118.12	—	—	—	(4.12)%
	Highest contract charge 0.90% Class IB	$112.24	—	—	—	(4.99)%
	All contract charges	—	179	$10,754	1.55%	—
2017	Lowest contract charge 0.00% Class IB	$123.19	—	—	—	9.61%
	Highest contract charge 0.90% Class IB	$118.13	—	—	—	8.64%
	All contract charges	—	258	$12,307	0.61%	—
2016	Lowest contract charge 0.00% Class IB	$112.39	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$108.74	—	—	—	7.63%
	All contract charges	—	190	$9,492	1.68%	—
2015	Lowest contract charge 0.00% Class IB	$103.48	—	—	—	(3.72)%
	Highest contract charge 0.90% Class IB	$101.03	—	—	—	(4.60)%
	All contract charges	—	134	$5,897	1.31%	—

1290 VT DoubleLine Opportunistic Bond
2019	Lowest contract charge 0.00% Class IB	$109.38	—	—	—	8.12%
	Highest contract charge 0.60% Class IB	$107.65	—	—	—	7.47%
	All contract charges	—	64	$1,945	3.84%	—
2018	Lowest contract charge 0.00% Class IB	$101.17	—	—	—	(0.94)%
	Highest contract charge 0.60% Class IB	$100.17	—	—	—	(1.53)%
	All contract charges	—	13	$607	3.81%	—
2017	Lowest contract charge 0.00% Class IB(d)	$102.13	—	—	—	1.58%
	Highest contract charge 0.60% Class IB(d)	$101.73	—	—	—	1.20%
	All contract charges	—	3	$200	3.42%	—

1290 VT Equity Income
2019	Lowest contract charge 0.00% Class IA	$205.79	—	—	—	24.21%
	Highest contract charge 0.90% Class IA	$183.47	—	—	—	23.09%
	All contract charges	—	26	$4,969	2.28%	—

FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Equity Income (Continued)
2018	Lowest contract charge 0.00% Class IA	$165.68	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IA	$149.05	—	—	—	(12.49)%
	All contract charges	—	28	$4,388	2.01%	—
2017	Lowest contract charge 0.00% Class IA	$187.61	—	—	—	15.84%
	Highest contract charge 0.90% Class IA	$170.32	—	—	—	14.80%
	All contract charges	—	32	$5,633	1.70%	—
2016	Lowest contract charge 0.00% Class IA	$161.95	—	—	—	12.98%
	Highest contract charge 0.90% Class IA	$148.36	—	—	—	11.97%
	All contract charges	—	31	$4,827	1.96%	—
2015	Lowest contract charge 0.00% Class IA	$143.34	—	—	—	(1.70)%
	Highest contract charge 0.90% Class IA	$132.50	—	—	—	(2.59)%
	All contract charges	—	33	$4,517	1.55%	—

1290 VT Equity Income
2019	Lowest contract charge 0.00% Class IB	$283.57	—	—	—	24.21%
	Highest contract charge 0.60% Class IB	$188.42	—	—	—	23.47%
	All contract charges	—	66	$17,330	2.28%	—
2018	Lowest contract charge 0.00% Class IB	$228.29	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IB	$152.60	—	—	—	(12.22)%
	All contract charges	—	70	$14,898	2.01%	—
2017	Lowest contract charge 0.00% Class IB	$258.51	—	—	—	15.84%
	Highest contract charge 0.60% Class IB	$173.85	—	—	—	15.15%
	All contract charges	—	71	$17,017	1.70%	—
2016	Lowest contract charge 0.00% Class IB	$223.16	—	—	—	12.99%
	Highest contract charge 0.60% Class IB	$150.98	—	—	—	12.30%
	All contract charges	—	73	$15,213	1.96%	—
2015	Lowest contract charge 0.00% Class IB	$197.51	—	—	—	(1.70)%
	Highest contract charge 0.60% Class IB	$134.44	—	—	—	(2.29)%
	All contract charges	—	79	$14,262	1.55%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	Highest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	All contract charges	—	41	$798	4.12%	—
2018	Lowest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	Highest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	All contract charges	—	29	$712	1.48%	—
2017	Lowest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	Highest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	All contract charges	—	44	$988	0.17%	—
2016	Lowest contract charge 0.00% Class IA	$140.45	—	—	—	7.69%
	Highest contract charge 0.00% Class IA	$140.45	—	—	—	7.69%
	All contract charges	—	18	$746	0.01%	—
2015	Lowest contract charge 0.00% Class IA	$130.42	—	—	—	2.63%
	Highest contract charge 0.00% Class IA	$130.42	—	—	—	2.63%
	All contract charges	—	21	$699	0.00%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.00% Class IB	$197.64	—	—	—	8.62%
	Highest contract charge 0.90% Class IB	$141.27	—	—	—	7.64%
	All contract charges	—	90	$15,281	4.12%	—
2018	Lowest contract charge 0.00% Class IB	$181.95	—	—	—	(4.91)%
	Highest contract charge 0.90% Class IB	$131.24	—	—	—	(5.77)%
	All contract charges	—	91	$14,377	1.48%	—
2017	Lowest contract charge 0.00% Class IB	$191.34	—	—	—	6.18%
	Highest contract charge 0.90% Class IB	$139.27	—	—	—	5.23%
	All contract charges	—	93	$15,203	0.17%	—
2016	Lowest contract charge 0.00% Class IB	$180.20	—	—	—	7.69%
	Highest contract charge 0.90% Class IB	$132.35	—	—	—	6.73%
	All contract charges	—	92	$14,108	0.01%	—

FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions (Continued)
2015	Lowest contract charge 0.00% Class IB	$167.33	—	—	—	2.62%
	Highest contract charge 0.90% Class IB	$124.01	—	—	—	1.70%
	All contract charges	—	96	$13,717	0.00%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	Highest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	All contract charges	—	285	$8,982	0.60%	—
2018	Lowest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	Highest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	All contract charges	—	265	$7,034	0.55%	—
2017	Lowest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	Highest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	All contract charges	—	196	$6,619	0.62%	—
2016	Lowest contract charge 0.00% Class IA	$215.78	—	—	—	23.27%
	Highest contract charge 0.00% Class IA	$215.78	—	—	—	23.27%
	All contract charges	—	177	$6,106	0.51%	—
2015	Lowest contract charge 0.00% Class IA	$175.04	—	—	—	(5.70)%
	Highest contract charge 0.00% Class IA	$175.04	—	—	—	(5.70)%
	All contract charges	—	156	$4,668	0.53%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IB	$458.78	—	—	—	23.35%
	Highest contract charge 0.90% Class IB	$267.16	—	—	—	22.24%
	All contract charges	—	496	$188,147	0.60%	—
2018	Lowest contract charge 0.00% Class IB	$371.93	—	—	—	(15.58)%
	Highest contract charge 0.90% Class IB	$218.55	—	—	—	(16.34)%
	All contract charges	—	511	$155,857	0.55%	—
2017	Lowest contract charge 0.00% Class IB	$440.57	—	—	—	16.10%
	Highest contract charge 0.90% Class IB	$261.25	—	—	—	15.05%
	All contract charges	—	532	$191,106	0.62%	—
2016	Lowest contract charge 0.00% Class IB	$379.49	—	—	—	23.27%
	Highest contract charge 0.90% Class IB	$227.07	—	—	—	22.17%
	All contract charges	—	542	$166,766	0.51%	—
2015	Lowest contract charge 0.00% Class IB	$307.85	—	—	—	(5.70)%
	Highest contract charge 0.90% Class IB	$185.87	—	—	—	(6.55)%
	All contract charges	—	566	$139,280	0.53%	—

1290 VT Low Volatility Global Equity
2019	Lowest contract charge 0.00% Class IB(v)	$106.66	—	—	—	4.12%
	Highest contract charge 0.00% Class IB(v)	$106.66	—	—	—	4.12%
	All contract charges	—	—	—	11.17%	—

1290 VT Natural Resources
2019	Lowest contract charge 0.00% Class IB(v)	$102.67	—	—	—	(1.01)%
	Highest contract charge 0.00% Class IB(v)	$102.67	—	—	—	(1.01)%
	All contract charges	—	—	—	0.00%	—

1290 VT Small Cap Value
2019	Lowest contract charge 0.00% Class IB(v)	$109.04	—	—	—	5.00%
	Highest contract charge 0.00% Class IB(v)	$109.04	—	—	—	5.00%
	All contract charges	—	—	—	0.00%	—

1290 VT SmartBeta Equity
2019	Lowest contract charge 0.00% Class IB	$15.03	—	—	—	26.94%
	Highest contract charge 0.60% Class IB	$147.01	—	—	—	26.17%
	All contract charges	—	139	$3,495	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$11.84	—	—	—	(6.11)%
	Highest contract charge 0.60% Class IB	$116.52	—	—	—	(6.66)%
	All contract charges	—	63	$1,273	1.63%	—

FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT SmartBeta Equity (Continued)
2017	Lowest contract charge 0.00% Class IB	$12.61	—	—	—	21.72%
	Highest contract charge 0.60% Class IB	$124.83	—	—	—	20.99%
	All contract charges	—	21	$598	1.84%	—
2016	Lowest contract charge 0.00% Class IB(c)	$10.36	—	—	—	3.81%
	Highest contract charge 0.60% Class IB(c)	$103.17	—	—	—	3.41%
	All contract charges	—	13	$181	2.62%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	Highest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	All contract charges	—	1	$396	0.88%	—
2018	Lowest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	Highest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	All contract charges	—	1	$273	0.98%	—
2017	Lowest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	Highest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	All contract charges	—	1	$308	1.04%	—
2016	Lowest contract charge 0.00% Class IA	$284.69	—	—	—	9.96%
	Highest contract charge 0.00% Class IA	$284.69	—	—	—	9.96%
	All contract charges	—	1	$201	1.28%	—
2015	Lowest contract charge 0.00% Class IA	$258.91	—	—	—	0.47%
	Highest contract charge 0.00% Class IA	$258.91	—	—	—	0.47%
	All contract charges	—	1	$216	1.07%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IB	$267.51	—	—	—	30.26%
	Highest contract charge 0.90% Class IB	$222.49	—	—	—	29.09%
	All contract charges	—	10	$2,388	0.88%	—
2018	Lowest contract charge 0.00% Class IB	$205.36	—	—	—	(4.37)%
	Highest contract charge 0.90% Class IB	$172.35	—	—	—	(5.23)%
	All contract charges	—	12	$2,364	0.98%	—
2017	Lowest contract charge 0.00% Class IB	$214.75	—	—	—	20.40%
	Highest contract charge 0.90% Class IB	$181.87	—	—	—	19.32%
	All contract charges	—	16	$3,042	1.04%	—
2016	Lowest contract charge 0.00% Class IB	$178.36	—	—	—	9.96%
	Highest contract charge 0.90% Class IB	$152.42	—	—	—	8.96%
	All contract charges	—	14	$2,297	1.28%	—
2015	Lowest contract charge 0.00% Class IB	$162.21	—	—	—	0.48%
	Highest contract charge 0.90% Class IB	$139.88	—	—	—	(0.43)%
	All contract charges	—	11	$1,624	1.07%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 0.00% Class IB	$183.25	—	—	—	19.09%
	Highest contract charge 0.90% Class IB	$167.87	—	—	—	18.02%
	All contract charges	—	268	$35,036	1.73%	—
2018	Lowest contract charge 0.00% Class IB	$153.87	—	—	—	(7.56)%
	Highest contract charge 0.90% Class IB	$142.24	—	—	—	(8.39)%
	All contract charges	—	270	$29,859	1.97%	—
2017	Lowest contract charge 0.00% Class IB	$166.45	—	—	—	15.90%
	Highest contract charge 0.90% Class IB	$155.27	—	—	—	14.85%
	All contract charges	—	251	$28,921	1.62%	—
2016	Lowest contract charge 0.00% Class IB	$143.62	—	—	—	9.57%
	Highest contract charge 0.90% Class IB	$135.19	—	—	—	8.58%
	All contract charges	—	158	$19,692	1.36%	—
2015	Lowest contract charge 0.00% Class IB	$131.08	—	—	—	(3.96)%
	Highest contract charge 0.90% Class IB	$124.51	—	—	—	(4.82)%
	All contract charges	—	136	$17,513	0.84%	—

FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Global Small Capitalization FundSM
2019	Lowest contract charge 0.00% Class 4	$171.78	—	—	—	31.25%
	Highest contract charge 0.90% Class 4	$161.76	—	—	—	30.06%
	All contract charges	—	149	$11,849	0.01%	—
2018	Lowest contract charge 0.00% Class 4	$130.88	—	—	—	(10.81)%
	Highest contract charge 0.90% Class 4	$124.37	—	—	—	(11.61)%
	All contract charges	—	115	$8,267	0.02%	—
2017	Lowest contract charge 0.00% Class 4	$146.74	—	—	—	25.62%
	Highest contract charge 0.90% Class 4	$140.71	—	—	—	24.50%
	All contract charges	—	69	$7,356	0.38%	—
2016	Lowest contract charge 0.00% Class 4	$116.81	—	—	—	1.85%
	Highest contract charge 0.90% Class 4	$113.02	—	—	—	0.93%
	All contract charges	—	47	$4,107	0.11%	—
2015	Lowest contract charge 0.00% Class 4	$114.69	—	—	—	(0.02)%
	Highest contract charge 0.90% Class 4	$111.98	—	—	—	(0.92)%
	All contract charges	—	43	$3,590	0.00%	—

American Funds Insurance Series® New World Fund®
2019	Lowest contract charge 0.00% Class 4	$142.11	—	—	—	28.82%
	Highest contract charge 0.90% Class 4	$133.83	—	—	—	27.66%
	All contract charges	—	581	$31,080	0.84%	—
2018	Lowest contract charge 0.00% Class 4	$110.32	—	—	—	(14.25)%
	Highest contract charge 0.90% Class 4	$104.83	—	—	—	(15.03)%
	All contract charges	—	404	$19,113	0.82%	—
2017	Lowest contract charge 0.00% Class 4	$128.66	—	—	—	29.06%
	Highest contract charge 0.90% Class 4	$123.37	—	—	—	27.90%
	All contract charges	—	222	$12,711	0.87%	—
2016	Lowest contract charge 0.00% Class 4	$99.69	—	—	—	5.05%
	Highest contract charge 0.90% Class 4	$96.46	—	—	—	4.10%
	All contract charges	—	172	$7,858	0.69%	—
2015	Lowest contract charge 0.00% Class 4	$94.90	—	—	—	(3.38)%
	Highest contract charge 0.90% Class 4	$92.66	—	—	—	(4.24)%
	All contract charges	—	139	$6,032	0.57%	—

BlackRock Global Allocation V.I. Fund
2019	Lowest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	Highest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	All contract charges	—	250	$4,841	1.08%	—
2018	Lowest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	Highest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	All contract charges	—	302	$5,434	1.04%	—
2017	Lowest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	Highest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	All contract charges	—	193	$4,268	1.33%	—
2016	Lowest contract charge 0.00% Class III	$135.56	—	—	—	3.81%
	Highest contract charge 0.00% Class III	$135.56	—	—	—	3.81%
	All contract charges	—	171	$4,445	0.69%	—
2015	Lowest contract charge 0.00% Class III	$130.59	—	—	—	(1.00)%
	Highest contract charge 0.00% Class III	$130.59	—	—	—	(1.00)%
	All contract charges	—	203	$9,384	1.08%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.00% Class A	$255.06	—	—	—	6.91%
	Highest contract charge 0.90% Class A	$242.73	—	—	—	5.95%
	All contract charges	—	203	$52,574	2.06%	—
2018	Lowest contract charge 0.00% Class A	$238.57	—	—	—	(0.50)%
	Highest contract charge 0.90% Class A	$229.10	—	—	—	(1.40)%
	All contract charges	—	212	$53,081	2.21%	—

FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Multi-Sector Bond (Continued)
2017	Lowest contract charge 0.00% Class A	$239.78	—	—	—	2.24%
	Highest contract charge 0.90% Class A	$232.36	—	—	—	1.32%
	All contract charges	—	220	$57,442	1.58%	—
2016	Lowest contract charge 0.00% Class A	$234.53	—	—	—	2.93%
	Highest contract charge 0.90% Class A	$229.34	—	—	—	2.01%
	All contract charges	—	252	$66,941	1.97%	—
2015	Lowest contract charge 0.00% Class A	$227.86	—	—	—	(0.64)%
	Highest contract charge 0.90% Class A	$224.83	—	—	—	(1.53)%
	All contract charges	—	265	$70,209	1.52%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.00% Class B	$154.29	—	—	—	6.91%
	Highest contract charge 0.60% Class B	$117.67	—	—	—	6.27%
	All contract charges	—	113	$14,929	2.06%	—
2018	Lowest contract charge 0.00% Class B	$144.32	—	—	—	(0.50)%
	Highest contract charge 0.60% Class B	$110.73	—	—	—	(1.10)%
	All contract charges	—	118	$14,419	2.21%	—
2017	Lowest contract charge 0.00% Class B	$145.05	—	—	—	2.24%
	Highest contract charge 0.60% Class B	$111.96	—	—	—	1.62%
	All contract charges	—	126	$15,563	1.58%	—
2016	Lowest contract charge 0.00% Class B	$141.87	—	—	—	2.93%
	Highest contract charge 0.60% Class B	$110.17	—	—	—	2.31%
	All contract charges	—	132	$15,824	1.97%	—
2015	Lowest contract charge 0.00% Class B	$137.83	—	—	—	(0.64)%
	Highest contract charge 0.60% Class B	$107.68	—	—	—	(1.24)%
	All contract charges	—	136	$15,816	1.52%	—

CharterSM Small Cap Growth
2019	Lowest contract charge 0.00% Class B	$306.19	—	—	—	33.05%
	Highest contract charge 0.90% Class B	$186.28	—	—	—	31.85%
	All contract charges	—	63	$16,764	1.98%	—
2018	Lowest contract charge 0.00% Class B	$230.14	—	—	—	(5.03)%
	Highest contract charge 0.90% Class B	$141.28	—	—	—	(5.89)%
	All contract charges	—	62	$12,512	3.68%	—
2017	Lowest contract charge 0.00% Class B	$242.33	—	—	—	24.36%
	Highest contract charge 0.90% Class B	$150.12	—	—	—	23.24%
	All contract charges	—	62	$13,055	2.72%	—
2016	Lowest contract charge 0.00% Class B	$194.86	—	—	—	9.35%
	Highest contract charge 0.90% Class B	$121.81	—	—	—	8.37%
	All contract charges	—	63	$10,707	0.00%	—
2015	Lowest contract charge 0.00% Class B	$178.20	—	—	—	(6.04)%
	Highest contract charge 0.90% Class B	$112.40	—	—	—	(6.89)%
	All contract charges	—	72	$11,024	0.27%	—

CharterSM Small Cap Value
2019	Lowest contract charge 0.00% Class A	$365.23	—	—	—	24.64%
	Highest contract charge 0.60% Class A	$331.22	—	—	—	23.89%
	All contract charges	—	35	$12,775	0.46%	—
2018	Lowest contract charge 0.00% Class A	$293.02	—	—	—	(12.98)%
	Highest contract charge 0.60% Class A	$267.34	—	—	—	(13.51)%
	All contract charges	—	37	$10,770	1.15%	—
2017	Lowest contract charge 0.00% Class A	$336.73	—	—	—	11.29%
	Highest contract charge 0.60% Class A	$309.09	—	—	—	10.63%
	All contract charges	—	43	$14,136	1.45%	—
2016	Lowest contract charge 0.00% Class A	$302.56	—	—	—	25.23%
	Highest contract charge 0.60% Class A	$279.39	—	—	—	24.48%
	All contract charges	—	46	$13,586	1.36%	—
2015	Lowest contract charge 0.00% Class A	$241.60	—	—	—	(13.13)%
	Highest contract charge 0.60% Class A	$224.44	—	—	—	(13.65)%
	All contract charges	—	48	$11,523	0.52%	—

FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Small Cap Value
2019	Lowest contract charge 0.00% Class B	$383.11	—	—	—	24.64%
	Highest contract charge 0.90% Class B	$317.95	—	—	—	23.52%
	All contract charges	—	45	$15,990	0.46%	—
2018	Lowest contract charge 0.00% Class B	$307.37	—	—	—	(12.98)%
	Highest contract charge 0.90% Class B	$257.41	—	—	—	(13.77)%
	All contract charges	—	48	$13,628	1.15%	—
2017	Lowest contract charge 0.00% Class B	$353.23	—	—	—	11.30%
	Highest contract charge 0.90% Class B	$298.52	—	—	—	10.30%
	All contract charges	—	51	$16,788	1.45%	—
2016	Lowest contract charge 0.00% Class B	$317.38	—	—	—	25.23%
	Highest contract charge 0.90% Class B	$270.65	—	—	—	24.11%
	All contract charges	—	55	$16,433	1.36%	—
2015	Lowest contract charge 0.00% Class B	$253.43	—	—	—	(13.13)%
	Highest contract charge 0.90% Class B	$218.07	—	—	—	(13.92)%
	All contract charges	—	61	$14,517	0.52%	—

ClearBridge Variable Mid Cap Portfolio
2019	Lowest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	Highest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	All contract charges	—	73	$1,067	0.42%	—
2018	Lowest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	Highest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	All contract charges	—	56	$618	0.25%	—
2017	Lowest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	Highest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	All contract charges	—	25	$314	0.47%	—
2016	Lowest contract charge 0.00% Class II(c)	$11.28	—	—	—	12.91%
	Highest contract charge 0.00% Class II(c)	$11.28	—	—	—	12.91%
	All contract charges	—	—	$5	1.01%	—

EQ/400 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$239.80	—	—	—	24.93%
	Highest contract charge 0.90% Class IB	$219.68	—	—	—	23.81%
	All contract charges	—	24	$5,507	0.98%	—
2018	Lowest contract charge 0.00% Class IB	$191.95	—	—	—	(12.27)%
	Highest contract charge 0.90% Class IB	$177.44	—	—	—	(13.06)%
	All contract charges	—	23	$4,405	0.93%	—
2017	Lowest contract charge 0.00% Class IB	$218.79	—	—	—	15.23%
	Highest contract charge 0.90% Class IB	$204.10	—	—	—	14.19%
	All contract charges	—	25	$5,413	0.80%	—
2016	Lowest contract charge 0.00% Class IB	$189.88	—	—	—	19.68%
	Highest contract charge 0.90% Class IB	$178.74	—	—	—	18.61%
	All contract charges	—	23	$4,246	0.87%	—
2015	Lowest contract charge 0.00% Class IB	$158.65	—	—	—	(3.11)%
	Highest contract charge 0.90% Class IB	$150.69	—	—	—	(3.98)%
	All contract charges	—	20	$3,160	0.54%	—

EQ/500 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$278.21	—	—	—	29.90%
	Highest contract charge 0.90% Class IB	$254.87	—	—	—	28.74%
	All contract charges	—	60	$16,256	1.68%	—
2018	Lowest contract charge 0.00% Class IB	$214.17	—	—	—	(6.06)%
	Highest contract charge 0.90% Class IB	$197.98	—	—	—	(6.91)%
	All contract charges	—	49	$10,225	1.16%	—
2017	Lowest contract charge 0.00% Class IB	$227.98	—	—	—	20.75%
	Highest contract charge 0.90% Class IB	$212.68	—	—	—	19.67%
	All contract charges	—	43	$9,743	1.24%	—

FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/500 Managed Volatility (Continued)
2016	Lowest contract charge 0.00% Class IB	$188.80	—	—	—	11.03%
	Highest contract charge 0.90% Class IB	$177.72	—	—	—	10.03%
	All contract charges	—	37	$6,887	1.27%	—
2015	Lowest contract charge 0.00% Class IB	$170.05	—	—	—	0.37%
	Highest contract charge 0.90% Class IB	$161.52	—	—	—	(0.54)%
	All contract charges	—	34	$5,680	0.91%	—

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$222.87	—	—	—	24.45%
	Highest contract charge 0.90% Class IB	$204.17	—	—	—	23.32%
	All contract charges	—	28	$5,977	0.99%	—
2018	Lowest contract charge 0.00% Class IB	$179.09	—	—	—	(11.92)%
	Highest contract charge 0.90% Class IB	$165.56	—	—	—	(12.71)%
	All contract charges	—	24	$4,137	0.77%	—
2017	Lowest contract charge 0.00% Class IB	$203.32	—	—	—	13.85%
	Highest contract charge 0.90% Class IB	$189.67	—	—	—	12.84%
	All contract charges	—	23	$4,480	0.78%	—
2016	Lowest contract charge 0.00% Class IB	$178.58	—	—	—	20.53%
	Highest contract charge 0.90% Class IB	$168.09	—	—	—	19.44%
	All contract charges	—	18	$3,289	0.82%	—
2015	Lowest contract charge 0.00% Class IB	$148.16	—	—	—	(5.10)%
	Highest contract charge 0.90% Class IB	$140.73	—	—	—	(5.95)%
	All contract charges	—	15	$2,284	0.39%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.00% Class IA	$650.40	—	—	—	27.80%
	Highest contract charge 0.90% Class IA	$529.86	—	—	—	26.65%
	All contract charges	—	378	$143,573	0.16%	—
2018	Lowest contract charge 0.00% Class IA	$508.91	—	—	—	(7.88)%
	Highest contract charge 0.90% Class IA	$418.36	—	—	—	(8.71)%
	All contract charges	—	394	$123,432	0.12%	—
2017	Lowest contract charge 0.00% Class IA	$552.43	—	—	—	22.67%
	Highest contract charge 0.90% Class IA	$458.28	—	—	—	21.57%
	All contract charges	—	358	$142,467	0.27%	—
2016	Lowest contract charge 0.00% Class IA	$450.34	—	—	—	12.58%
	Highest contract charge 0.90% Class IA	$376.97	—	—	—	11.57%
	All contract charges	—	377	$130,425	0.36%	—
2015	Lowest contract charge 0.00% Class IA	$400.02	—	—	—	(2.91)%
	Highest contract charge 0.90% Class IA	$337.88	—	—	—	(3.78)%
	All contract charges	—	399	$126,365	0.05%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.00% Class IB	$533.87	—	—	—	27.80%
	Highest contract charge 0.60% Class IB	$420.52	—	—	—	27.04%
	All contract charges	—	172	$76,362	0.16%	—
2018	Lowest contract charge 0.00% Class IB	$417.73	—	—	—	(7.88)%
	Highest contract charge 0.60% Class IB	$331.02	—	—	—	(8.43)%
	All contract charges	—	182	$62,991	0.12%	—
2017	Lowest contract charge 0.00% Class IB	$453.45	—	—	—	22.67%
	Highest contract charge 0.60% Class IB	$361.51	—	—	—	21.93%
	All contract charges	—	189	$71,440	0.27%	—
2016	Lowest contract charge 0.00% Class IB	$369.65	—	—	—	12.58%
	Highest contract charge 0.60% Class IB	$296.48	—	—	—	11.90%
	All contract charges	—	204	$62,757	0.36%	—
2015	Lowest contract charge 0.00% Class IB	$328.35	—	—	—	(2.91)%
	Highest contract charge 0.60% Class IB	$264.94	—	—	—	(3.49)%
	All contract charges	—	221	$60,376	0.05%	—

FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Allocation
2019	Lowest contract charge 0.00% Class A	$299.21	—	—	—	24.49%
	Highest contract charge 0.90% Class A	$258.33	—	—	—	23.37%
	All contract charges	—	297	$64,898	1.56%	—
2018	Lowest contract charge 0.00% Class A	$240.35	—	—	—	(8.72)%
	Highest contract charge 0.90% Class A	$209.40	—	—	—	(9.54)%
	All contract charges	—	310	$56,672	1.56%	—
2017	Lowest contract charge 0.00% Class A	$263.30	—	—	—	19.10%
	Highest contract charge 0.90% Class A	$231.49	—	—	—	18.03%
	All contract charges	—	302	$63,917	1.51%	—
2016	Lowest contract charge 0.00% Class A	$221.08	—	—	—	8.79%
	Highest contract charge 0.90% Class A	$196.13	—	—	—	7.81%
	All contract charges	—	306	$56,824	0.94%	—
2015	Lowest contract charge 0.00% Class A	$203.22	—	—	—	(1.75)%
	Highest contract charge 0.90% Class A	$181.92	—	—	—	(2.64)%
	All contract charges	—	344	$57,423	0.95%	—

EQ/Aggressive Allocation
2019	Lowest contract charge 0.00% Class B	$293.12	—	—	—	24.49%
	Highest contract charge 0.60% Class B	$265.81	—	—	—	23.74%
	All contract charges	—	327	$94,755	1.56%	—
2018	Lowest contract charge 0.00% Class B	$235.46	—	—	—	(8.72)%
	Highest contract charge 0.60% Class B	$214.81	—	—	—	(9.27)%
	All contract charges	—	340	$79,240	1.56%	—
2017	Lowest contract charge 0.00% Class B	$257.94	—	—	—	19.10%
	Highest contract charge 0.60% Class B	$236.75	—	—	—	18.39%
	All contract charges	—	362	$92,369	1.51%	—
2016	Lowest contract charge 0.00% Class B	$216.58	—	—	—	8.78%
	Highest contract charge 0.60% Class B	$199.98	—	—	—	8.13%
	All contract charges	—	373	$79,996	0.94%	—
2015	Lowest contract charge 0.00% Class B	$199.09	—	—	—	(1.75)%
	Highest contract charge 0.60% Class B	$184.94	—	—	—	(2.34)%
	All contract charges	—	392	$77,349	0.95%	—

EQ/American Century Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$28.02	—	—	—	28.83%
	Highest contract charge 0.90% Class IB	$256.65	—	—	—	27.65%
	All contract charges	—	471	$60,979	1.85%	—
2018	Lowest contract charge 0.00% Class IB(e)(f)	$21.75	—	—	—	(9.38)%
	Highest contract charge 0.90% Class IB(e)(f)	$201.05	—	—	—	(9.54)%
	All contract charges	—	443	$48,111	0.57%	—

EQ/Balanced Strategy
2019	Lowest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	Highest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	All contract charges	—	250	$45,138	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	Highest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	All contract charges	—	246	$38,340	1.27%	—
2017	Lowest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	Highest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	All contract charges	—	225	$36,558	1.43%	—
2016	Lowest contract charge 0.00% Class IB	$148.21	—	—	—	5.98%
	Highest contract charge 0.00% Class IB	$148.21	—	—	—	5.98%
	All contract charges	—	188	$27,793	0.89%	—
2015	Lowest contract charge 0.00% Class IB	$139.85	—	—	—	(0.64)%
	Highest contract charge 0.00% Class IB	$139.85	—	—	—	(0.64)%
	All contract charges	—	173	$24,207	1.09%	—

FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.00% Class IA	$444.81	—	—	—	23.43%
	Highest contract charge 0.60% Class IA	$403.40	—	—	—	22.69%
	All contract charges	—	247	$40,507	1.92%	—
2018	Lowest contract charge 0.00% Class IA	$360.36	—	—	—	(8.02)%
	Highest contract charge 0.60% Class IA	$328.79	—	—	—	(8.57)%
	All contract charges	—	244	$35,722	1.60%	—
2017	Lowest contract charge 0.00% Class IA	$391.76	—	—	—	8.11%
	Highest contract charge 0.60% Class IA	$359.60	—	—	—	7.46%
	All contract charges	—	247	$41,840	1.40%	—
2016	Lowest contract charge 0.00% Class IA	$362.37	—	—	—	17.96%
	Highest contract charge 0.60% Class IA	$334.63	—	—	—	17.26%
	All contract charges	—	246	$40,079	1.49%	—
2015	Lowest contract charge 0.00% Class IA	$307.19	—	—	—	(6.15)%
	Highest contract charge 0.60% Class IA	$285.38	—	—	—	(6.71)%
	All contract charges	—	242	$36,247	1.28%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.00% Class IB	$585.44	—	—	—	23.44%
	Highest contract charge 0.90% Class IB	$476.96	—	—	—	22.32%
	All contract charges	—	321	$167,995	1.92%	—
2018	Lowest contract charge 0.00% Class IB	$474.29	—	—	—	(8.01)%
	Highest contract charge 0.90% Class IB	$389.92	—	—	—	(8.85)%
	All contract charges	—	347	$147,522	1.60%	—
2017	Lowest contract charge 0.00% Class IB	$515.61	—	—	—	8.11%
	Highest contract charge 0.90% Class IB	$427.76	—	—	—	7.14%
	All contract charges	—	369	$170,709	1.40%	—
2016	Lowest contract charge 0.00% Class IB	$476.93	—	—	—	17.96%
	Highest contract charge 0.90% Class IB	$399.26	—	—	—	16.91%
	All contract charges	—	400	$171,810	1.49%	—
2015	Lowest contract charge 0.00% Class IB	$404.30	—	—	—	(6.15)%
	Highest contract charge 0.90% Class IB	$341.52	—	—	—	(6.99)%
	All contract charges	—	436	$158,529	1.28%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.00% Class IA	$560.70	—	—	—	32.88%
	Highest contract charge 0.60% Class IA	$347.26	—	—	—	32.08%
	All contract charges	—	61	$16,612	0.54%	—
2018	Lowest contract charge 0.00% Class IA	$421.95	—	—	—	(4.84)%
	Highest contract charge 0.60% Class IA	$262.91	—	—	—	(5.41)%
	All contract charges	—	70	$15,092	0.57%	—
2017	Lowest contract charge 0.00% Class IA	$443.41	—	—	—	25.44%
	Highest contract charge 0.60% Class IA	$277.95	—	—	—	24.69%
	All contract charges	—	62	$16,329	0.78%	—
2016	Lowest contract charge 0.00% Class IA	$353.49	—	—	—	8.42%
	Highest contract charge 0.60% Class IA	$222.92	—	—	—	7.77%
	All contract charges	—	60	$13,834	0.87%	—
2015	Lowest contract charge 0.00% Class IA	$326.03	—	—	—	1.91%
	Highest contract charge 0.60% Class IA	$206.84	—	—	—	1.30%
	All contract charges	—	62	$14,705	0.59%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.00% Class IB	$425.90	—	—	—	32.88%
	Highest contract charge 0.90% Class IB	$354.37	—	—	—	31.69%
	All contract charges	—	287	$109,329	0.54%	—
2018	Lowest contract charge 0.00% Class IB	$320.51	—	—	—	(4.84)%
	Highest contract charge 0.90% Class IB	$269.10	—	—	—	(5.70)%
	All contract charges	—	337	$96,993	0.57%	—

FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Capital Guardian Research (Continued)
2017	Lowest contract charge 0.00% Class IB	$336.81	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$285.37	—	—	—	24.31%
	All contract charges	—	358	$108,933	0.78%	—
2016	Lowest contract charge 0.00% Class IB	$268.51	—	—	—	8.42%
	Highest contract charge 0.90% Class IB	$229.56	—	—	—	7.45%
	All contract charges	—	377	$92,101	0.87%	—
2015	Lowest contract charge 0.00% Class IB	$247.65	—	—	—	1.91%
	Highest contract charge 0.90% Class IB	$213.65	—	—	—	1.00%
	All contract charges	—	417	$94,238	0.59%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	Highest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	All contract charges	—	87	$13,827	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	Highest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	All contract charges	—	96	$11,281	0.17%	—
2017	Lowest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	Highest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	All contract charges	—	99	$12,081	0.08%	—
2016	Lowest contract charge 0.00% Class IA	$376.24	—	—	—	0.88%
	Highest contract charge 0.00% Class IA	$376.24	—	—	—	0.88%
	All contract charges	—	120	$10,833	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$372.96	—	—	—	1.27%
	Highest contract charge 0.00% Class IA	$372.96	—	—	—	1.27%
	All contract charges	—	124	$11,612	0.00%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.00% Class IB	$355.63	—	—	—	32.00%
	Highest contract charge 0.90% Class IB	$295.90	—	—	—	30.81%
	All contract charges	—	247	$81,168	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$269.42	—	—	—	(0.35)%
	Highest contract charge 0.90% Class IB	$226.20	—	—	—	(1.25)%
	All contract charges	—	263	$65,342	0.17%	—
2017	Lowest contract charge 0.00% Class IB	$270.36	—	—	—	25.59%
	Highest contract charge 0.90% Class IB	$229.06	—	—	—	24.46%
	All contract charges	—	276	$69,313	0.08%	—
2016	Lowest contract charge 0.00% Class IB	$215.27	—	—	—	0.88%
	Highest contract charge 0.90% Class IB	$184.04	—	—	—	(0.02)%
	All contract charges	—	310	$62,282	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$213.39	—	—	—	1.27%
	Highest contract charge 0.90% Class IB	$184.08	—	—	—	0.35%
	All contract charges	—	364	$72,486	0.00%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.00% Class IA	$882.60	—	—	—	30.23%
	Highest contract charge 0.90% Class IA	$882.13	—	—	—	29.06%
	All contract charges	—	1,159	$1,522,368	1.43%	—
2018	Lowest contract charge 0.00% Class IA	$677.71	—	—	—	(5.80)%
	Highest contract charge 0.90% Class IA	$683.50	—	—	—	(6.65)%
	All contract charges	—	1,222	$1,276,167	1.30%	—
2017	Lowest contract charge 0.00% Class IA	$719.43	—	—	—	20.47%
	Highest contract charge 0.90% Class IA	$732.21	—	—	—	19.39%
	All contract charges	—	1,320	$1,495,123	1.30%	—
2016	Lowest contract charge 0.00% Class IA	$597.19	—	—	—	11.69%
	Highest contract charge 0.90% Class IA	$613.30	—	—	—	10.69%
	All contract charges	—	1,384	$1,360,428	1.55%	—
2015	Lowest contract charge 0.00% Class IA	$534.69	—	—	—	(0.05)%
	Highest contract charge 0.90% Class IA	$554.08	—	—	—	(0.95)%
	All contract charges	—	1,448	$1,330,558	1.37%	—

FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index
2019	Lowest contract charge 0.00% Class IB	$275.63	—	—	—	30.24%
	Highest contract charge 0.60% Class IB	$293.39	—	—	—	29.45%
	All contract charges	—	908	$260,644	1.43%	—
2018	Lowest contract charge 0.00% Class IB	$211.64	—	—	—	(5.80)%
	Highest contract charge 0.60% Class IB	$226.64	—	—	—	(6.37)%
	All contract charges	—	926	$205,339	1.30%	—
2017	Lowest contract charge 0.00% Class IB	$224.67	—	—	—	20.47%
	Highest contract charge 0.60% Class IB	$242.06	—	—	—	19.75%
	All contract charges	—	951	$225,386	1.30%	—
2016	Lowest contract charge 0.00% Class IB	$186.50	—	—	—	11.69%
	Highest contract charge 0.60% Class IB	$202.14	—	—	—	11.02%
	All contract charges	—	981	$194,128	1.55%	—
2015	Lowest contract charge 0.00% Class IB	$166.98	—	—	—	(0.05)%
	Highest contract charge 0.60% Class IB	$182.07	—	—	—	(0.65)%
	All contract charges	—	1,016	$181,517	1.37%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.00% Class A	$177.26	—	—	—	9.24%
	Highest contract charge 0.90% Class A	$153.05	—	—	—	8.25%
	All contract charges	—	246	$19,283	1.67%	—
2018	Lowest contract charge 0.00% Class A	$162.27	—	—	—	(1.57)%
	Highest contract charge 0.90% Class A	$141.38	—	—	—	(2.45)%
	All contract charges	—	256	$19,839	1.52%	—
2017	Lowest contract charge 0.00% Class A	$164.85	—	—	—	4.95%
	Highest contract charge 0.90% Class A	$144.93	—	—	—	4.00%
	All contract charges	—	253	$21,414	1.07%	—
2016	Lowest contract charge 0.00% Class A	$157.07	—	—	—	2.92%
	Highest contract charge 0.90% Class A	$139.35	—	—	—	2.01%
	All contract charges	—	270	$22,880	0.94%	—
2015	Lowest contract charge 0.00% Class A	$152.61	—	—	—	(0.24)%
	Highest contract charge 0.90% Class A	$136.61	—	—	—	(1.14)%
	All contract charges	—	284	$24,201	0.79%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.00% Class B	$173.64	—	—	—	9.24%
	Highest contract charge 0.60% Class B	$157.47	—	—	—	8.59%
	All contract charges	—	51	$8,616	1.67%	—
2018	Lowest contract charge 0.00% Class B	$158.96	—	—	—	(1.56)%
	Highest contract charge 0.60% Class B	$145.02	—	—	—	(2.16)%
	All contract charges	—	47	$7,355	1.52%	—
2017	Lowest contract charge 0.00% Class B	$161.48	—	—	—	4.95%
	Highest contract charge 0.60% Class B	$148.22	—	—	—	4.32%
	All contract charges	—	46	$7,209	1.07%	—
2016	Lowest contract charge 0.00% Class B	$153.87	—	—	—	2.92%
	Highest contract charge 0.60% Class B	$142.08	—	—	—	2.31%
	All contract charges	—	58	$8,706	0.94%	—
2015	Lowest contract charge 0.00% Class B	$149.50	—	—	—	(0.24)%
	Highest contract charge 0.60% Class B	$138.87	—	—	—	(0.84)%
	All contract charges	—	61	$8,855	0.79%	—

EQ/Conservative Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	Highest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	All contract charges	—	49	$8,070	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	Highest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	All contract charges	—	48	$7,082	1.21%	—

FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	Highest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	All contract charges	—	49	$7,439	1.29%	—
2016	Lowest contract charge 0.00% Class IB	$140.38	—	—	—	4.96%
	Highest contract charge 0.00% Class IB	$140.38	—	—	—	4.96%
	All contract charges	—	44	$6,162	0.90%	—
2015	Lowest contract charge 0.00% Class IB	$133.74	—	—	—	(0.46)%
	Highest contract charge 0.00% Class IB	$133.74	—	—	—	(0.46)%
	All contract charges	—	41	$5,539	0.95%	—

EQ/Conservative Strategy
2019	Lowest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	Highest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	All contract charges	—	22	$3,022	1.46%	—
2018	Lowest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	Highest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	All contract charges	—	23	$2,969	1.31%	—
2017	Lowest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	Highest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	All contract charges	—	20	$2,656	1.02%	—
2016	Lowest contract charge 0.00% Class IB	$125.12	—	—	—	2.83%
	Highest contract charge 0.00% Class IB	$125.12	—	—	—	2.83%
	All contract charges	—	22	$2,805	0.85%	—
2015	Lowest contract charge 0.00% Class IB	$121.68	—	—	—	(0.17)%
	Highest contract charge 0.00% Class IB	$121.68	—	—	—	(0.17)%
	All contract charges	—	20	$2,427	0.94%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.00% Class A	$205.49	—	—	—	13.48%
	Highest contract charge 0.90% Class A	$177.42	—	—	—	12.46%
	All contract charges	—	266	$18,021	1.58%	—
2018	Lowest contract charge 0.00% Class A	$181.08	—	—	—	(3.64)%
	Highest contract charge 0.90% Class A	$157.76	—	—	—	(4.52)%
	All contract charges	—	209	$16,289	1.47%	—
2017	Lowest contract charge 0.00% Class A	$187.93	—	—	—	8.83%
	Highest contract charge 0.90% Class A	$165.22	—	—	—	7.84%
	All contract charges	—	174	$17,822	1.21%	—
2016	Lowest contract charge 0.00% Class A	$172.69	—	—	—	4.73%
	Highest contract charge 0.90% Class A	$153.21	—	—	—	3.79%
	All contract charges	—	148	$17,374	0.90%	—
2015	Lowest contract charge 0.00% Class A	$164.89	—	—	—	(0.66)%
	Highest contract charge 0.90% Class A	$147.61	—	—	—	(1.55)%
	All contract charges	—	164	$17,659	0.82%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.00% Class B	$201.31	—	—	—	13.48%
	Highest contract charge 0.60% Class B	$182.56	—	—	—	12.80%
	All contract charges	—	74	$14,620	1.58%	—
2018	Lowest contract charge 0.00% Class B	$177.40	—	—	—	(3.64)%
	Highest contract charge 0.60% Class B	$161.84	—	—	—	(4.23)%
	All contract charges	—	77	$13,374	1.47%	—
2017	Lowest contract charge 0.00% Class B	$184.11	—	—	—	8.82%
	Highest contract charge 0.60% Class B	$168.98	—	—	—	8.17%
	All contract charges	—	82	$14,766	1.21%	—
2016	Lowest contract charge 0.00% Class B	$169.18	—	—	—	4.73%
	Highest contract charge 0.60% Class B	$156.22	—	—	—	4.11%
	All contract charges	—	87	$14,529	0.90%	—
2015	Lowest contract charge 0.00% Class B	$161.54	—	—	—	(0.65)%
	Highest contract charge 0.60% Class B	$150.06	—	—	—	(1.24)%
	All contract charges	—	90	$14,346	0.82%	—

FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Bond Index
2019	Lowest contract charge 0.00% Class IA	$146.29	—	—	—	6.26%
	Highest contract charge 0.90% Class IA	$129.85	—	—	—	5.30%
	All contract charges	—	164	$25,238	2.27%	—
2018	Lowest contract charge 0.00% Class IA	$137.67	—	—	—	0.25%
	Highest contract charge 0.90% Class IA	$123.31	—	—	—	(0.66)%
	All contract charges	—	176	$25,499	1.91%	—
2017	Lowest contract charge 0.00% Class IA	$137.33	—	—	—	1.46%
	Highest contract charge 0.90% Class IA	$124.13	—	—	—	0.55%
	All contract charges	—	182	$26,157	1.39%	—
2016	Lowest contract charge 0.00% Class IA	$135.35	—	—	—	1.38%
	Highest contract charge 0.90% Class IA	$123.45	—	—	—	0.47%
	All contract charges	—	200	$28,475	1.50%	—
2015	Lowest contract charge 0.00% Class IA	$133.51	—	—	—	0.44%
	Highest contract charge 0.90% Class IA	$122.87	—	—	—	(0.47)%
	All contract charges	—	207	$29,322	1.49%	—

EQ/Core Bond Index
2019	Lowest contract charge 0.00% Class IB	$152.00	—	—	—	6.26%
	Highest contract charge 0.60% Class IB	$167.23	—	—	—	5.63%
	All contract charges	—	338	$54,929	2.27%	—
2018	Lowest contract charge 0.00% Class IB	$143.04	—	—	—	0.25%
	Highest contract charge 0.60% Class IB	$158.32	—	—	—	(0.36)%
	All contract charges	—	162	$24,073	1.91%	—
2017	Lowest contract charge 0.00% Class IB	$142.69	—	—	—	1.46%
	Highest contract charge 0.60% Class IB	$158.89	—	—	—	0.86%
	All contract charges	—	172	$25,594	1.39%	—
2016	Lowest contract charge 0.00% Class IB	$140.63	—	—	—	1.38%
	Highest contract charge 0.60% Class IB	$157.54	—	—	—	0.77%
	All contract charges	—	165	$24,392	1.50%	—
2015	Lowest contract charge 0.00% Class IB	$138.72	—	—	—	0.44%
	Highest contract charge 0.60% Class IB	$156.34	—	—	—	(0.17)%
	All contract charges	—	157	$23,116	1.49%	—

EQ/Emerging Markets Equity PLUS
2019	Lowest contract charge 0.00% Class IB(v)	$112.00	—	—	—	6.28%
	Highest contract charge 0.00% Class IB(v)	$112.00	—	—	—	6.28%
	All contract charges	—	—	—	3.16%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.00% Class IA	$1,016.61	—	—	—	30.68%
	Highest contract charge 0.90% Class IA	$813.31	—	—	—	29.51%
	All contract charges	—	1,675	$675,268	1.61%	—
2018	Lowest contract charge 0.00% Class IA	$777.94	—	—	—	(4.93)%
	Highest contract charge 0.90% Class IA	$628.01	—	—	—	(5.80)%
	All contract charges	—	1,470	$538,073	1.45%	—
2017	Lowest contract charge 0.00% Class IA	$818.32	—	—	—	21.04%
	Highest contract charge 0.90% Class IA	$666.65	—	—	—	19.96%
	All contract charges	—	1,393	$602,506	1.45%	—
2016	Lowest contract charge 0.00% Class IA	$676.05	—	—	—	11.24%
	Highest contract charge 0.90% Class IA	$555.73	—	—	—	10.24%
	All contract charges	—	1,292	$542,718	1.66%	—
2015	Lowest contract charge 0.00% Class IA	$607.76	—	—	—	0.80%
	Highest contract charge 0.90% Class IA	$504.12	—	—	—	(0.11)%
	All contract charges	—	1,399	$519,057	1.61%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.00% Class IB	$307.67	—	—	—	30.68%
	Highest contract charge 0.60% Class IB	$280.82	—	—	—	29.90%
	All contract charges	—	1,214	$362,294	1.61%	—

FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2018	Lowest contract charge 0.00% Class IB	$235.43	—	—	—	(4.94)%
	Highest contract charge 0.60% Class IB	$216.18	—	—	—	(5.51)%
	All contract charges	—	1,158	$264,177	1.45%	—
2017	Lowest contract charge 0.00% Class IB	$247.66	—	—	—	21.04%
	Highest contract charge 0.60% Class IB	$228.79	—	—	—	20.32%
	All contract charges	—	1,137	$272,641	1.45%	—
2016	Lowest contract charge 0.00% Class IB	$204.61	—	—	—	11.23%
	Highest contract charge 0.60% Class IB	$190.15	—	—	—	10.56%
	All contract charges	—	1,100	$217,785	1.66%	—
2015	Lowest contract charge 0.00% Class IB	$183.95	—	—	—	0.79%
	Highest contract charge 0.60% Class IB	$171.99	—	—	—	0.19%
	All contract charges	—	1,073	$191,053	1.61%	—

EQ/Fidelity Institutional AM® Large Cap
2019	Lowest contract charge 0.00% Class IB	$41.99	—	—	—	31.05%
	Highest contract charge 0.90% Class IB	$254.45	—	—	—	29.89%
	All contract charges	—	536	$111,733	0.96%	—
2018	Lowest contract charge 0.00% Class IB(e)(g)	$32.04	—	—	—	(11.05)%
	Highest contract charge 0.90% Class IB(e)(g)	$195.89	—	—	—	(11.22)%
	All contract charges	—	589	$93,723	0.25%	—

EQ/Franklin Rising Dividends
2019	Lowest contract charge 0.00% Class IB	$301.65	—	—	—	29.76%
	Highest contract charge 0.90% Class IB	$276.35	—	—	—	28.60%
	All contract charges	—	223	$65,531	1.10%	—
2018	Lowest contract charge 0.00% Class IB(e)(h)	$232.46	—	—	—	(7.28)%
	Highest contract charge 0.90% Class IB(e)(h)	$214.89	—	—	—	(7.44)%
	All contract charges	—	229	$52,109	0.29%	—

EQ/Franklin Strategic Income
2019	Lowest contract charge 0.00% Class IB	$148.04	—	—	—	8.73%
	Highest contract charge 0.90% Class IB	$135.62	—	—	—	7.75%
	All contract charges	—	253	$36,793	4.04%	—
2018	Lowest contract charge 0.00% Class IB(e)(i)	$136.15	—	—	—	(1.14)%
	Highest contract charge 0.90% Class IB(e)(i)	$125.86	—	—	—	(1.32)%
	All contract charges	—	250	$33,498	0.70%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.00% Class IA	$151.03	—	—	—	6.21%
	Highest contract charge 0.90% Class IA	$126.10	—	—	—	5.25%
	All contract charges	—	108	$7,493	0.81%	—
2018	Lowest contract charge 0.00% Class IA	$142.20	—	—	—	(1.63)%
	Highest contract charge 0.90% Class IA	$119.81	—	—	—	(2.51)%
	All contract charges	—	104	$7,532	1.35%	—
2017	Lowest contract charge 0.00% Class IA	$144.55	—	—	—	4.65%
	Highest contract charge 0.90% Class IA	$122.90	—	—	—	3.71%
	All contract charges	—	99	$7,953	0.04%	—
2016	Lowest contract charge 0.00% Class IA	$138.13	—	—	—	0.68%
	Highest contract charge 0.90% Class IA	$118.50	—	—	—	(0.23)%
	All contract charges	—	99	$8,311	1.92%	—
2015	Lowest contract charge 0.00% Class IA	$137.20	—	—	—	(3.80)%
	Highest contract charge 0.90% Class IA	$118.77	—	—	—	(4.66)%
	All contract charges	—	93	$8,563	0.04%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.00% Class IB	$143.93	—	—	—	6.21%
	Highest contract charge 0.60% Class IB	$129.49	—	—	—	5.57%
	All contract charges	—	67	$9,498	0.81%	—
2018	Lowest contract charge 0.00% Class IB	$135.52	—	—	—	(1.63)%
	Highest contract charge 0.60% Class IB	$122.66	—	—	—	(2.22)%
	All contract charges	—	69	$9,105	1.35%	—

FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Bond PLUS (Continued)
2017	Lowest contract charge 0.00% Class IB	$137.76	—	—	—	4.65%
	Highest contract charge 0.60% Class IB	$125.44	—	—	—	4.02%
	All contract charges	—	68	$9,131	0.04%	—
2016	Lowest contract charge 0.00% Class IB	$131.64	—	—	—	0.68%
	Highest contract charge 0.60% Class IB	$120.59	—	—	—	0.07%
	All contract charges	—	69	$8,747	1.92%	—
2015	Lowest contract charge 0.00% Class IB	$130.75	—	—	—	(3.80)%
	Highest contract charge 0.60% Class IB	$120.50	—	—	—	(4.38)%
	All contract charges	—	66	$8,457	0.04%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	Highest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	All contract charges	—	77	$30,636	1.34%	—
2018	Lowest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	Highest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	All contract charges	—	77	$26,261	1.02%	—
2017	Lowest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	Highest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	All contract charges	—	67	$31,741	1.07%	—
2016	Lowest contract charge 0.00% Class IA	$521.38	—	—	—	4.48%
	Highest contract charge 0.00% Class IA	$521.38	—	—	—	4.48%
	All contract charges	—	68	$27,405	0.91%	—
2015	Lowest contract charge 0.00% Class IA	$499.04	—	—	—	(1.73)%
	Highest contract charge 0.00% Class IA	$499.04	—	—	—	(1.73)%
	All contract charges	—	74	$28,446	0.88%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$387.83	—	—	—	25.27%
	Highest contract charge 0.90% Class IB	$316.83	—	—	—	24.14%
	All contract charges	—	305	$108,639	1.34%	—
2018	Lowest contract charge 0.00% Class IB	$309.60	—	—	—	(12.16)%
	Highest contract charge 0.90% Class IB	$255.21	—	—	—	(12.96)%
	All contract charges	—	329	$93,820	1.02%	—
2017	Lowest contract charge 0.00% Class IB	$352.45	—	—	—	26.08%
	Highest contract charge 0.90% Class IB	$293.20	—	—	—	24.95%
	All contract charges	—	359	$116,782	1.07%	—
2016	Lowest contract charge 0.00% Class IB	$279.54	—	—	—	4.48%
	Highest contract charge 0.90% Class IB	$234.65	—	—	—	3.54%
	All contract charges	—	398	$102,881	0.91%	—
2015	Lowest contract charge 0.00% Class IB	$267.56	—	—	—	(1.73)%
	Highest contract charge 0.90% Class IB	$226.63	—	—	—	(2.61)%
	All contract charges	—	441	$110,066	0.88%	—

EQ/Goldman Sachs Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$238.65	—	—	—	30.79%
	Highest contract charge 0.90% Class IB	$218.62	—	—	—	29.61%
	All contract charges	—	47	$10,997	0.88%	—
2018	Lowest contract charge 0.00% Class IB(e)(j)	$182.47	—	—	—	(8.70)%
	Highest contract charge 0.90% Class IB(e)(j)	$168.67	—	—	—	(8.86)%
	All contract charges	—	48	$8,496	0.22%	—

EQ/Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	Highest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	All contract charges	—	334	$70,894	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	Highest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	All contract charges	—	332	$58,504	1.22%	—

FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	Highest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	All contract charges	—	330	$62,041	1.57%	—
2016	Lowest contract charge 0.00% Class IB	$165.21	—	—	—	8.09%
	Highest contract charge 0.00% Class IB	$165.21	—	—	—	8.09%
	All contract charges	—	304	$50,167	0.98%	—
2015	Lowest contract charge 0.00% Class IB	$152.84	—	—	—	(0.98)%
	Highest contract charge 0.00% Class IB	$152.84	—	—	—	(0.98)%
	All contract charges	—	279	$42,615	1.25%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IA	$247.60	—	—	—	4.16%
	Highest contract charge 0.90% Class IA	$206.24	—	—	—	3.23%
	All contract charges	—	228	$27,603	1.52%	—
2018	Lowest contract charge 0.00% Class IA	$237.70	—	—	—	0.83%
	Highest contract charge 0.90% Class IA	$199.78	—	—	—	(0.08)%
	All contract charges	—	207	$29,582	1.24%	—
2017	Lowest contract charge 0.00% Class IA	$235.74	—	—	—	0.34%
	Highest contract charge 0.90% Class IA	$199.94	—	—	—	(0.56)%
	All contract charges	—	370	$69,699	0.84%	—
2016	Lowest contract charge 0.00% Class IA	$234.93	—	—	—	0.45%
	Highest contract charge 0.90% Class IA	$201.07	—	—	—	(0.45)%
	All contract charges	—	354	$70,206	0.70%	—
2015	Lowest contract charge 0.00% Class IA	$233.88	—	—	—	0.43%
	Highest contract charge 0.90% Class IA	$201.98	—	—	—	(0.47)%
	All contract charges	—	323	$65,486	0.60%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IB	$177.80	—	—	—	4.17%
	Highest contract charge 0.60% Class IB	$157.00	—	—	—	3.54%
	All contract charges	—	119	$18,974	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$170.68	—	—	—	0.83%
	Highest contract charge 0.60% Class IB	$151.63	—	—	—	0.22%
	All contract charges	—	119	$18,533	1.24%	—
2017	Lowest contract charge 0.00% Class IB	$169.28	—	—	—	0.34%
	Highest contract charge 0.60% Class IB	$151.29	—	—	—	(0.26)%
	All contract charges	—	123	$19,188	0.84%	—
2016	Lowest contract charge 0.00% Class IB	$168.70	—	—	—	0.45%
	Highest contract charge 0.60% Class IB	$151.68	—	—	—	(0.15)%
	All contract charges	—	135	$20,929	0.70%	—
2015	Lowest contract charge 0.00% Class IB	$167.94	—	—	—	0.42%
	Highest contract charge 0.60% Class IB	$151.91	—	—	—	(0.18)%
	All contract charges	—	120	$18,638	0.60%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$290.03	—	—	—	22.45%
	Highest contract charge 0.60% Class IA	$204.63	—	—	—	21.71%
	All contract charges	—	51	$14,541	1.95%	—
2018	Lowest contract charge 0.00% Class IA	$236.86	—	—	—	(14.89)%
	Highest contract charge 0.60% Class IA	$168.13	—	—	—	(15.40)%
	All contract charges	—	53	$12,380	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$278.29	—	—	—	26.30%
	Highest contract charge 0.60% Class IA	$198.73	—	—	—	25.54%
	All contract charges	—	56	$15,408	1.64%	—
2016	Lowest contract charge 0.00% Class IA	$220.34	—	—	—	0.22%
	Highest contract charge 0.60% Class IA	$158.30	—	—	—	(0.37)%
	All contract charges	—	61	$13,351	0.29%	—

FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility (Continued)
2015	Lowest contract charge 0.00% Class IA	$219.85	—	—	—	(4.35)%
	Highest contract charge 0.60% Class IA	$158.89	—	—	—	(4.92)%
	All contract charges	—	66	$14,331	0.06%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$187.96	—	—	—	22.44%
	Highest contract charge 0.90% Class IB	$155.89	—	—	—	21.35%
	All contract charges	—	238	$41,797	1.95%	—
2018	Lowest contract charge 0.00% Class IB	$153.51	—	—	—	(14.89)%
	Highest contract charge 0.90% Class IB	$128.46	—	—	—	(15.66)%
	All contract charges	—	271	$38,842	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$180.36	—	—	—	26.31%
	Highest contract charge 0.90% Class IB	$152.31	—	—	—	25.17%
	All contract charges	—	282	$47,837	1.64%	—
2016	Lowest contract charge 0.00% Class IB	$142.79	—	—	—	0.21%
	Highest contract charge 0.90% Class IB	$121.68	—	—	—	(0.69)%
	All contract charges	—	336	$45,006	0.29%	—
2015	Lowest contract charge 0.00% Class IB	$142.49	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB	$122.52	—	—	—	(5.21)%
	All contract charges	—	345	$46,054	0.06%	—

EQ/International Equity Index
2019	Lowest contract charge 0.00% Class IA	$243.62	—	—	—	22.15%
	Highest contract charge 0.90% Class IA	$194.77	—	—	—	21.04%
	All contract charges	—	1,445	$246,275	2.83%	—
2018	Lowest contract charge 0.00% Class IA	$199.45	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IA	$160.91	—	—	—	(15.94)%
	All contract charges	—	1,515	$218,461	2.40%	—
2017	Lowest contract charge 0.00% Class IA	$235.12	—	—	—	23.22%
	Highest contract charge 0.90% Class IA	$191.42	—	—	—	22.12%
	All contract charges	—	1,529	$270,450	2.64%	—
2016	Lowest contract charge 0.00% Class IA	$190.81	—	—	—	2.20%
	Highest contract charge 0.90% Class IA	$156.75	—	—	—	1.28%
	All contract charges	—	1,486	$220,734	2.72%	—
2015	Lowest contract charge 0.00% Class IA	$186.71	—	—	—	(2.14)%
	Highest contract charge 0.90% Class IA	$154.77	—	—	—	(3.02)%
	All contract charges	—	1,506	$232,186	2.32%	—

EQ/International Equity Index
2019	Lowest contract charge 0.00% Class IB	$166.32	—	—	—	22.14%
	Highest contract charge 0.90% Class IB	$143.39	—	—	—	21.05%
	All contract charges	—	407	$65,697	2.83%	—
2018	Lowest contract charge 0.00% Class IB	$136.17	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IB	$118.46	—	—	—	(15.94)%
	All contract charges	—	407	$53,646	2.40%	—
2017	Lowest contract charge 0.00% Class IB	$160.52	—	—	—	23.22%
	Highest contract charge 0.90% Class IB	$140.92	—	—	—	22.11%
	All contract charges	—	409	$63,674	2.64%	—
2016	Lowest contract charge 0.00% Class IB	$130.27	—	—	—	2.20%
	Highest contract charge 0.90% Class IB	$115.40	—	—	—	1.28%
	All contract charges	—	407	$51,586	2.72%	—
2015	Lowest contract charge 0.00% Class IB	$127.47	—	—	—	(2.13)%
	Highest contract charge 0.90% Class IB	$113.94	—	—	—	(3.02)%
	All contract charges	—	424	$52,585	2.32%	—

EQ/International Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$146.58	—	—	—	21.44%
	Highest contract charge 0.90% Class IB	$134.28	—	—	—	20.34%
	All contract charges	—	39	$5,658	2.65%	—

FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Managed Volatility (Continued)
2018	Lowest contract charge 0.00% Class IB	$120.70	—	—	—	(14.45)%
	Highest contract charge 0.90% Class IB	$111.58	—	—	—	(15.22)%
	All contract charges	—	29	$3,515	1.95%	—
2017	Lowest contract charge 0.00% Class IB	$141.09	—	—	—	24.25%
	Highest contract charge 0.90% Class IB	$131.61	—	—	—	23.13%
	All contract charges	—	25	$3,558	2.29%	—
2016	Lowest contract charge 0.00% Class IB	$113.55	—	—	—	(0.12)%
	Highest contract charge 0.90% Class IB	$106.89	—	—	—	(1.01)%
	All contract charges	—	21	$2,386	1.26%	—
2015	Lowest contract charge 0.00% Class IB	$113.69	—	—	—	(2.40)%
	Highest contract charge 0.90% Class IB	$107.98	—	—	—	(3.29)%
	All contract charges	—	17	$1,908	0.04%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$273.73	—	—	—	22.66%
	Highest contract charge 0.60% Class IA	$190.84	—	—	—	21.91%
	All contract charges	—	97	$16,994	2.31%	—
2018	Lowest contract charge 0.00% Class IA	$223.17	—	—	—	(16.49)%
	Highest contract charge 0.60% Class IA	$156.54	—	—	—	(16.99)%
	All contract charges	—	99	$14,835	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$267.24	—	—	—	23.37%
	Highest contract charge 0.60% Class IA	$188.59	—	—	—	22.64%
	All contract charges	—	102	$18,250	1.90%	—
2016	Lowest contract charge 0.00% Class IA	$216.61	—	—	—	0.74%
	Highest contract charge 0.60% Class IA	$153.78	—	—	—	0.14%
	All contract charges	—	102	$15,640	0.47%	—
2015	Lowest contract charge 0.00% Class IA	$215.01	—	—	—	(3.16)%
	Highest contract charge 0.60% Class IA	$153.56	—	—	—	(3.74)%
	All contract charges	—	105	$16,190	0.10%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$200.10	—	—	—	22.66%
	Highest contract charge 0.90% Class IB	$182.68	—	—	—	21.54%
	All contract charges	—	309	$60,487	2.31%	—
2018	Lowest contract charge 0.00% Class IB	$163.14	—	—	—	(16.49)%
	Highest contract charge 0.90% Class IB	$150.30	—	—	—	(17.24)%
	All contract charges	—	325	$52,099	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$195.36	—	—	—	23.37%
	Highest contract charge 0.90% Class IB	$181.62	—	—	—	22.27%
	All contract charges	—	348	$66,766	1.90%	—
2016	Lowest contract charge 0.00% Class IB	$158.35	—	—	—	0.74%
	Highest contract charge 0.90% Class IB	$148.54	—	—	—	(0.16)%
	All contract charges	—	377	$59,108	0.47%	—
2015	Lowest contract charge 0.00% Class IB	$157.18	—	—	—	(3.16)%
	Highest contract charge 0.90% Class IB	$148.78	—	—	—	(4.04)%
	All contract charges	—	399	$62,376	0.10%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.00% Class IA	$211.58	—	—	—	24.98%
	Highest contract charge 0.90% Class IA	$188.63	—	—	—	23.86%
	All contract charges	—	98	$13,444	2.10%	—
2018	Lowest contract charge 0.00% Class IA	$169.29	—	—	—	(12.39)%
	Highest contract charge 0.90% Class IA	$152.29	—	—	—	(13.19)%
	All contract charges	—	92	$11,775	1.55%	—
2017	Lowest contract charge 0.00% Class IA	$193.24	—	—	—	17.98%
	Highest contract charge 0.90% Class IA	$175.43	—	—	—	16.92%
	All contract charges	—	94	$14,441	0.80%	—

FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock (Continued)
2016	Lowest contract charge 0.00% Class IA	$163.79	—	—	—	17.38%
	Highest contract charge 0.90% Class IA	$150.04	—	—	—	16.32%
	All contract charges	—	80	$10,866	2.44%	—
2015	Lowest contract charge 0.00% Class IA	$139.54	—	—	—	(6.19)%
	Highest contract charge 0.90% Class IA	$128.99	—	—	—	(7.03)%
	All contract charges	—	100	$12,263	2.18%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.00% Class IB	$269.33	—	—	—	24.98%
	Highest contract charge 0.60% Class IB	$193.61	—	—	—	24.23%
	All contract charges	—	67	$16,942	2.10%	—
2018	Lowest contract charge 0.00% Class IB	$215.50	—	—	—	(12.39)%
	Highest contract charge 0.60% Class IB	$155.85	—	—	—	(12.92)%
	All contract charges	—	68	$13,818	1.55%	—
2017	Lowest contract charge 0.00% Class IB	$245.99	—	—	—	17.98%
	Highest contract charge 0.60% Class IB	$178.98	—	—	—	17.27%
	All contract charges	—	66	$15,264	0.80%	—
2016	Lowest contract charge 0.00% Class IB	$208.50	—	—	—	17.37%
	Highest contract charge 0.60% Class IB	$152.62	—	—	—	16.67%
	All contract charges	—	65	$12,804	2.44%	—
2015	Lowest contract charge 0.00% Class IB	$177.64	—	—	—	(6.19)%
	Highest contract charge 0.60% Class IB	$130.81	—	—	—	(6.75)%
	All contract charges	—	71	$11,678	2.18%	—

EQ/Invesco Global Real Estate
2019	Lowest contract charge 0.00% Class IB	$20.17	—	—	—	22.47%
	Highest contract charge 0.90% Class IB	$184.82	—	—	—	21.41%
	All contract charges	—	467	$44,406	4.59%	—
2018	Lowest contract charge 0.00% Class IB(e)(k)	$16.47	—	—	—	(0.72)%
	Highest contract charge 0.90% Class IB(e)(k)	$152.23	—	—	—	(0.92)%
	All contract charges	—	449	$36,366	0.56%	—

EQ/Invesco International Growth
2019	Lowest contract charge 0.00% Class IB	$18.22	—	—	—	28.22%
	Highest contract charge 0.90% Class IB	$166.90	—	—	—	27.06%
	All contract charges	—	502	$37,892	1.68%	—
2018	Lowest contract charge 0.00% Class IB(e)(l)	$14.21	—	—	—	(5.01)%
	Highest contract charge 0.90% Class IB(e)(l)	$131.36	—	—	—	(5.20)%
	All contract charges	—	526	$32,100	0.22%	—

EQ/Janus Enterprise
2019	Lowest contract charge 0.00% Class IA	$270.27	—	—	—	36.46%
	Highest contract charge 0.90% Class IA	$240.96	—	—	—	35.23%
	All contract charges	—	93	$23,724	0.02%	—
2018	Lowest contract charge 0.00% Class IA	$198.06	—	—	—	(1.79)%
	Highest contract charge 0.90% Class IA	$178.18	—	—	—	(2.68)%
	All contract charges	—	96	$18,250	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$201.67	—	—	—	27.90%
	Highest contract charge 0.90% Class IA	$183.08	—	—	—	26.75%
	All contract charges	—	109	$20,920	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$157.68	—	—	—	(4.33)%
	Highest contract charge 0.90% Class IA	$144.44	—	—	—	(5.19)%
	All contract charges	—	113	$17,115	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$164.82	—	—	—	(5.49)%
	Highest contract charge 0.90% Class IA	$152.35	—	—	—	(6.34)%
	All contract charges	—	129	$20,433	0.00%	—

FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise
2019	Lowest contract charge 0.00% Class IB	$391.15	—	—	—	36.46%
	Highest contract charge 0.60% Class IB	$247.44	—	—	—	35.64%
	All contract charges	—	106	$30,819	0.02%	—
2018	Lowest contract charge 0.00% Class IB	$286.64	—	—	—	(1.79)%
	Highest contract charge 0.60% Class IB	$182.43	—	—	—	(2.38)%
	All contract charges	—	104	$23,363	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$291.87	—	—	—	27.90%
	Highest contract charge 0.60% Class IB	$186.88	—	—	—	27.14%
	All contract charges	—	99	$25,171	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$228.20	—	—	—	(4.33)%
	Highest contract charge 0.60% Class IB	$146.99	—	—	—	(4.90)%
	All contract charges	—	102	$20,749	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$238.53	—	—	—	(5.49)%
	Highest contract charge 0.60% Class IB	$154.57	—	—	—	(6.06)%
	All contract charges	—	105	$22,021	0.00%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	Highest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	All contract charges	—	204	$12,831	1.26%	—
2018	Lowest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	Highest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	All contract charges	—	100	$6,391	1.03%	—
2017	Lowest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	Highest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	All contract charges	—	41	$4,807	0.86%	—
2016	Lowest contract charge 0.00% Class IA	$351.95	—	—	—	21.53%
	Highest contract charge 0.00% Class IA	$351.95	—	—	—	21.53%
	All contract charges	—	32	$3,509	1.05%	—
2015	Lowest contract charge 0.00% Class IA	$289.59	—	—	—	(2.25)%
	Highest contract charge 0.00% Class IA	$289.59	—	—	—	(2.25)%
	All contract charges	—	30	$2,225	0.70%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.00% Class IB	$417.39	—	—	—	27.53%
	Highest contract charge 0.90% Class IB	$340.05	—	—	—	26.38%
	All contract charges	—	124	$46,319	1.26%	—
2018	Lowest contract charge 0.00% Class IB	$327.29	—	—	—	(15.40)%
	Highest contract charge 0.90% Class IB	$269.06	—	—	—	(16.17)%
	All contract charges	—	127	$37,048	1.03%	—
2017	Lowest contract charge 0.00% Class IB	$386.87	—	—	—	17.72%
	Highest contract charge 0.90% Class IB	$320.95	—	—	—	16.66%
	All contract charges	—	131	$45,408	0.86%	—
2016	Lowest contract charge 0.00% Class IB	$328.64	—	—	—	21.53%
	Highest contract charge 0.90% Class IB	$275.11	—	—	—	20.44%
	All contract charges	—	115	$34,289	1.05%	—
2015	Lowest contract charge 0.00% Class IB	$270.42	—	—	—	(2.28)%
	Highest contract charge 0.90% Class IB	$228.43	—	—	—	(3.16)%
	All contract charges	—	121	$29,513	0.70%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$433.00	—	—	—	29.96%
	Highest contract charge 0.60% Class IA	$296.41	—	—	—	29.18%
	All contract charges	—	29	$5,261	1.31%	—
2018	Lowest contract charge 0.00% Class IA	$333.18	—	—	—	(6.42)%
	Highest contract charge 0.60% Class IA	$229.45	—	—	—	(6.99)%
	All contract charges	—	25	$4,358	1.04%	—

FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility (Continued)
2017	Lowest contract charge 0.00% Class IA	$356.05	—	—	—	21.95%
	Highest contract charge 0.60% Class IA	$246.69	—	—	—	21.22%
	All contract charges	—	22	$4,838	1.00%	—
2016	Lowest contract charge 0.00% Class IA	$291.96	—	—	—	9.83%
	Highest contract charge 0.60% Class IA	$203.50	—	—	—	9.17%
	All contract charges	—	20	$4,208	1.11%	—
2015	Lowest contract charge 0.00% Class IA	$265.83	—	—	—	0.37%
	Highest contract charge 0.60% Class IA	$186.41	—	—	—	(0.23)%
	All contract charges	—	19	$4,306	0.91%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$278.82	—	—	—	29.96%
	Highest contract charge 0.90% Class IB	$231.49	—	—	—	28.79%
	All contract charges	—	109	$29,251	1.31%	—
2018	Lowest contract charge 0.00% Class IB	$214.54	—	—	—	(6.42)%
	Highest contract charge 0.90% Class IB	$179.74	—	—	—	(7.27)%
	All contract charges	—	113	$23,359	1.04%	—
2017	Lowest contract charge 0.00% Class IB	$229.27	—	—	—	21.95%
	Highest contract charge 0.90% Class IB	$193.83	—	—	—	20.86%
	All contract charges	—	119	$26,273	1.00%	—
2016	Lowest contract charge 0.00% Class IB	$188.00	—	—	—	9.83%
	Highest contract charge 0.90% Class IB	$160.38	—	—	—	8.84%
	All contract charges	—	127	$22,958	1.11%	—
2015	Lowest contract charge 0.00% Class IB	$171.18	—	—	—	0.38%
	Highest contract charge 0.90% Class IB	$147.35	—	—	—	(0.53)%
	All contract charges	—	133	$21,865	0.91%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.00% Class IA	$598.22	—	—	—	35.34%
	Highest contract charge 0.60% Class IA	$391.21	—	—	—	34.52%
	All contract charges	—	107	$25,658	0.64%	—
2018	Lowest contract charge 0.00% Class IA	$442.02	—	—	—	(2.26)%
	Highest contract charge 0.60% Class IA	$290.81	—	—	—	(2.85)%
	All contract charges	—	92	$19,274	0.63%	—
2017	Lowest contract charge 0.00% Class IA	$452.25	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$299.34	—	—	—	28.44%
	All contract charges	—	86	$20,954	0.77%	—
2016	Lowest contract charge 0.00% Class IA	$349.98	—	—	—	6.34%
	Highest contract charge 0.60% Class IA	$233.05	—	—	—	5.71%
	All contract charges	—	82	$16,601	1.01%	—
2015	Lowest contract charge 0.00% Class IA	$329.10	—	—	—	4.86%
	Highest contract charge 0.60% Class IA	$220.46	—	—	—	4.23%
	All contract charges	—	77	$16,461	0.87%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.00% Class IB	$297.69	—	—	—	35.34%
	Highest contract charge 0.90% Class IB	$247.16	—	—	—	34.12%
	All contract charges	—	611	$164,954	0.64%	—
2018	Lowest contract charge 0.00% Class IB	$219.96	—	—	—	(2.26)%
	Highest contract charge 0.90% Class IB	$184.28	—	—	—	(3.15)%
	All contract charges	—	644	$128,927	0.63%	—
2017	Lowest contract charge 0.00% Class IB	$225.05	—	—	—	29.22%
	Highest contract charge 0.90% Class IB	$190.27	—	—	—	28.07%
	All contract charges	—	680	$139,563	0.77%	—
2016	Lowest contract charge 0.00% Class IB	$174.16	—	—	—	6.34%
	Highest contract charge 0.90% Class IB	$148.57	—	—	—	5.39%
	All contract charges	—	713	$113,687	1.01%	—
2015	Lowest contract charge 0.00% Class IB	$163.77	—	—	—	4.87%
	Highest contract charge 0.90% Class IB	$140.97	—	—	—	3.92%
	All contract charges	—	764	$114,945	0.87%	—

FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$602.68	—	—	—	33.71%
	Highest contract charge 0.60% Class IA	$365.64	—	—	—	32.92%
	All contract charges	—	106	$55,263	0.42%	—
2018	Lowest contract charge 0.00% Class IA	$450.72	—	—	—	(2.97)%
	Highest contract charge 0.60% Class IA	$275.09	—	—	—	(3.56)%
	All contract charges	—	113	$44,316	0.48%	—
2017	Lowest contract charge 0.00% Class IA	$464.53	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$285.25	—	—	—	28.44%
	All contract charges	—	120	$49,729	0.49%	—
2016	Lowest contract charge 0.00% Class IA	$359.50	—	—	—	5.51%
	Highest contract charge 0.60% Class IA	$222.08	—	—	—	4.88%
	All contract charges	—	128	$41,088	0.57%	—
2015	Lowest contract charge 0.00% Class IA	$340.73	—	—	—	4.04%
	Highest contract charge 0.60% Class IA	$211.75	—	—	—	3.41%
	All contract charges	—	136	$41,909	0.28%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$575.22	—	—	—	33.72%
	Highest contract charge 0.90% Class IB	$468.63	—	—	—	32.52%
	All contract charges	—	482	$238,103	0.42%	—
2018	Lowest contract charge 0.00% Class IB	$430.17	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IB	$353.64	—	—	—	(3.85)%
	All contract charges	—	536	$199,280	0.48%	—
2017	Lowest contract charge 0.00% Class IB	$443.36	—	—	—	29.21%
	Highest contract charge 0.90% Class IB	$367.81	—	—	—	28.05%
	All contract charges	—	585	$225,714	0.49%	—
2016	Lowest contract charge 0.00% Class IB	$343.12	—	—	—	5.51%
	Highest contract charge 0.90% Class IB	$287.23	—	—	—	4.57%
	All contract charges	—	637	$191,238	0.57%	—
2015	Lowest contract charge 0.00% Class IB	$325.20	—	—	—	4.03%
	Highest contract charge 0.90% Class IB	$274.69	—	—	—	3.10%
	All contract charges	—	695	$198,684	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.00% Class IA	$136.55	—	—	—	25.63%
	Highest contract charge 0.90% Class IA	$121.73	—	—	—	24.49%
	All contract charges	—	115	$14,921	2.34%	—
2018	Lowest contract charge 0.00% Class IA	$108.69	—	—	—	(8.89)%
	Highest contract charge 0.90% Class IA	$97.78	—	—	—	(9.71)%
	All contract charges	—	106	$10,979	1.99%	—
2017	Lowest contract charge 0.00% Class IA	$119.30	—	—	—	13.01%
	Highest contract charge 0.90% Class IA	$108.30	—	—	—	11.98%
	All contract charges	—	122	$13,848	1.94%	—
2016	Lowest contract charge 0.00% Class IA	$105.57	—	—	—	16.47%
	Highest contract charge 0.90% Class IA	$96.71	—	—	—	15.43%
	All contract charges	—	125	$12,655	2.17%	—
2015	Lowest contract charge 0.00% Class IA	$90.64	—	—	—	(4.43)%
	Highest contract charge 0.90% Class IA	$83.78	—	—	—	(5.29)%
	All contract charges	—	114	$10,014	1.96%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.00% Class IB	$157.29	—	—	—	25.63%
	Highest contract charge 0.60% Class IB	$125.03	—	—	—	24.87%
	All contract charges	—	122	$18,282	2.34%	—
2018	Lowest contract charge 0.00% Class IB	$125.20	—	—	—	(8.89)%
	Highest contract charge 0.60% Class IB	$100.13	—	—	—	(9.43)%
	All contract charges	—	114	$13,704	1.99%	—

FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Index (Continued)
2017	Lowest contract charge 0.00% Class IB	$137.42	—	—	—	13.00%
	Highest contract charge 0.60% Class IB	$110.56	—	—	—	12.32%
	All contract charges	—	115	$15,123	1.94%	—
2016	Lowest contract charge 0.00% Class IB	$121.61	—	—	—	16.47%
	Highest contract charge 0.60% Class IB	$98.43	—	—	—	15.77%
	All contract charges	—	105	$12,174	2.17%	—
2015	Lowest contract charge 0.00% Class IB	$104.41	—	—	—	(4.43)%
	Highest contract charge 0.60% Class IB	$85.02	—	—	—	(5.01)%
	All contract charges	—	97	$9,549	1.96%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$360.68	—	—	—	25.44%
	Highest contract charge 0.90% Class IA	$261.61	—	—	—	24.31%
	All contract charges	—	919	$264,053	1.93%	—
2018	Lowest contract charge 0.00% Class IA	$287.53	—	—	—	(9.92)%
	Highest contract charge 0.90% Class IA	$210.45	—	—	—	(10.74)%
	All contract charges	—	996	$230,158	2.46%	—
2017	Lowest contract charge 0.00% Class IA	$319.21	—	—	—	13.86%
	Highest contract charge 0.90% Class IA	$235.77	—	—	—	12.84%
	All contract charges	—	1,078	$278,428	1.52%	—
2016	Lowest contract charge 0.00% Class IA	$280.36	—	—	—	15.32%
	Highest contract charge 0.90% Class IA	$208.95	—	—	—	14.29%
	All contract charges	—	1,164	$265,424	1.68%	—
2015	Lowest contract charge 0.00% Class IA	$243.12	—	—	—	(4.02)%
	Highest contract charge 0.90% Class IA	$182.83	—	—	—	(4.88)%
	All contract charges	—	1,280	$254,701	1.58%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$268.88	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$258.22	—	—	—	24.31%
	All contract charges	—	482	$131,805	1.93%	—
2018	Lowest contract charge 0.00% Class IB	$214.35	—	—	—	(9.93)%
	Highest contract charge 0.90% Class IB	$207.72	—	—	—	(10.74)%
	All contract charges	—	517	$113,399	2.46%	—
2017	Lowest contract charge 0.00% Class IB	$237.97	—	—	—	13.86%
	Highest contract charge 0.90% Class IB	$232.71	—	—	—	12.83%
	All contract charges	—	559	$136,908	1.52%	—
2016	Lowest contract charge 0.00% Class IB	$209.01	—	—	—	15.32%
	Highest contract charge 0.90% Class IB	$206.24	—	—	—	14.29%
	All contract charges	—	597	$129,323	1.68%	—
2015	Lowest contract charge 0.00% Class IB	$181.24	—	—	—	(4.01)%
	Highest contract charge 0.90% Class IB	$180.46	—	—	—	(4.88)%
	All contract charges	—	653	$123,278	1.58%	—

EQ/Lazard Emerging Markets Equity
2019	Lowest contract charge 0.00% Class IB	$12.86	—	—	—	18.74%
	Highest contract charge 0.90% Class IB	$117.84	—	—	—	17.70%
	All contract charges	—	1,011	$62,976	2.69%	—
2018	Lowest contract charge 0.00% Class IB(e)(m)	$10.83	—	—	—	(1.37)%
	Highest contract charge 0.90% Class IB(e)(m)	$100.12	—	—	—	(1.54)%
	All contract charges	—	966	$52,589	0.17%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.00% Class IA	$361.48	—	—	—	31.33%
	Highest contract charge 0.90% Class IA	$322.28	—	—	—	30.15%
	All contract charges	—	143	$19,545	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$275.24	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IA	$247.62	—	—	—	(3.86)%
	All contract charges	—	116	$14,806	0.09%	—

FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Loomis Sayles Growth (Continued)
2017	Lowest contract charge 0.00% Class IA	$283.70	—	—	—	34.60%
	Highest contract charge 0.90% Class IA	$257.56	—	—	—	33.39%
	All contract charges	—	90	$15,287	0.18%	—
2016	Lowest contract charge 0.00% Class IA	$210.78	—	—	—	6.82%
	Highest contract charge 0.90% Class IA	$193.09	—	—	—	5.85%
	All contract charges	—	81	$10,978	0.34%	—
2015	Lowest contract charge 0.00% Class IA	$197.33	—	—	—	11.53%
	Highest contract charge 0.90% Class IA	$182.41	—	—	—	10.52%
	All contract charges	—	56	$9,495	0.12%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.00% Class IB	$441.42	—	—	—	31.34%
	Highest contract charge 0.60% Class IB	$331.04	—	—	—	30.55%
	All contract charges	—	79	$32,594	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$336.10	—	—	—	(2.98)%
	Highest contract charge 0.60% Class IB	$253.58	—	—	—	(3.57)%
	All contract charges	—	78	$24,819	0.09%	—
2017	Lowest contract charge 0.00% Class IB	$346.43	—	—	—	34.59%
	Highest contract charge 0.60% Class IB	$262.96	—	—	—	33.78%
	All contract charges	—	75	$24,456	0.18%	—
2016	Lowest contract charge 0.00% Class IB	$257.40	—	—	—	6.81%
	Highest contract charge 0.60% Class IB	$196.56	—	—	—	6.17%
	All contract charges	—	75	$18,005	0.34%	—
2015	Lowest contract charge 0.00% Class IB	$240.98	—	—	—	11.52%
	Highest contract charge 0.60% Class IB	$185.13	—	—	—	10.86%
	All contract charges	—	71	$15,923	0.12%	—

EQ/MFS International Growth
2019	Lowest contract charge 0.00% Class IB	$286.53	—	—	—	27.24%
	Highest contract charge 0.90% Class IB	$160.08	—	—	—	26.11%
	All contract charges	—	305	$64,612	1.29%	—
2018	Lowest contract charge 0.00% Class IB	$225.18	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB	$126.94	—	—	—	(10.19)%
	All contract charges	—	281	$46,697	0.89%	—
2017	Lowest contract charge 0.00% Class IB	$248.46	—	—	—	32.05%
	Highest contract charge 0.90% Class IB	$141.35	—	—	—	30.88%
	All contract charges	—	283	$51,192	0.84%	—
2016	Lowest contract charge 0.00% Class IB	$188.15	—	—	—	1.98%
	Highest contract charge 0.90% Class IB	$108.00	—	—	—	1.06%
	All contract charges	—	283	$38,646	1.00%	—
2015	Lowest contract charge 0.00% Class IB	$184.50	—	—	—	0.20%
	Highest contract charge 0.90% Class IB	$106.87	—	—	—	(0.71)%
	All contract charges	—	285	$37,624	0.60%	—

EQ/MFS International Value
2019	Lowest contract charge 0.00% Class IB	$24.97	—	—	—	25.86%
	Highest contract charge 0.90% Class IB	$228.75	—	—	—	24.75%
	All contract charges	—	1,144	$127,840	0.70%	—
2018	Lowest contract charge 0.00% Class IB(e)(n)	$19.84	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB(e)(n)	$183.36	—	—	—	(4.53)%
	All contract charges	—	1,057	$102,837	0.00%	—

EQ/MFS Mid Cap Focused Growth
2019	Lowest contract charge 0.00% Class IB	$31.66	—	—	—	36.35%
	Highest contract charge 0.90% Class IB	$290.02	—	—	—	35.10%
	All contract charges	—	264	$44,085	0.02%	—
2018	Lowest contract charge 0.00% Class IB(e)(o)	$23.22	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB(e)(o)	$214.67	—	—	—	(9.51)%
	All contract charges	—	260	$33,196	0.01%	—

FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Utilities Series
2019	Lowest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	Highest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	All contract charges	—	102	$2,835	3.03%	—
2018	Lowest contract charge 0.00% Class IB(e)(p)	$19.86	—	—	—	(2.65)%
	Highest contract charge 0.00% Class IB(e)(p)	$19.86	—	—	—	(2.65)%
	All contract charges	—	102	$2,292	0.52%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.00% Class IA	$506.51	—	—	—	25.38%
	Highest contract charge 0.60% Class IA	$341.11	—	—	—	24.63%
	All contract charges	—	222	$41,593	1.12%	—
2018	Lowest contract charge 0.00% Class IA	$403.99	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IA	$273.70	—	—	—	(12.23)%
	All contract charges	—	202	$33,764	1.08%	—
2017	Lowest contract charge 0.00% Class IA	$457.47	—	—	—	15.48%
	Highest contract charge 0.60% Class IA	$311.82	—	—	—	14.79%
	All contract charges	—	168	$38,774	0.93%	—
2016	Lowest contract charge 0.00% Class IA	$396.14	—	—	—	19.91%
	Highest contract charge 0.60% Class IA	$271.64	—	—	—	19.19%
	All contract charges	—	149	$32,505	1.09%	—
2015	Lowest contract charge 0.00% Class IA	$330.36	—	—	—	(2.86)%
	Highest contract charge 0.60% Class IA	$227.90	—	—	—	(3.44)%
	All contract charges	—	141	$28,395	0.86%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.00% Class IB	$323.53	—	—	—	25.38%
	Highest contract charge 0.90% Class IB	$271.64	—	—	—	24.25%
	All contract charges	—	391	$118,002	1.12%	—
2018	Lowest contract charge 0.00% Class IB	$258.04	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IB	$218.63	—	—	—	(12.49)%
	All contract charges	—	417	$100,436	1.08%	—
2017	Lowest contract charge 0.00% Class IB	$292.20	—	—	—	15.48%
	Highest contract charge 0.90% Class IB	$249.83	—	—	—	14.44%
	All contract charges	—	432	$118,329	0.93%	—
2016	Lowest contract charge 0.00% Class IB	$253.03	—	—	—	19.91%
	Highest contract charge 0.90% Class IB	$218.30	—	—	—	18.84%
	All contract charges	—	400	$94,440	1.09%	—
2015	Lowest contract charge 0.00% Class IB	$211.01	—	—	—	(2.86)%
	Highest contract charge 0.90% Class IB	$183.70	—	—	—	(3.73)%
	All contract charges	—	419	$82,531	0.86%	—

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$473.94	—	—	—	26.59%
	Highest contract charge 0.90% Class IA	$359.42	—	—	—	25.45%
	All contract charges	—	462	$179,371	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$374.40	—	—	—	(13.30)%
	Highest contract charge 0.90% Class IA	$286.51	—	—	—	(14.08)%
	All contract charges	—	510	$159,047	1.20%	—
2017	Lowest contract charge 0.00% Class IA	$431.81	—	—	—	12.32%
	Highest contract charge 0.90% Class IA	$333.46	—	—	—	11.31%
	All contract charges	—	563	$201,795	1.04%	—
2016	Lowest contract charge 0.00% Class IA	$384.44	—	—	—	17.67%
	Highest contract charge 0.90% Class IA	$299.57	—	—	—	16.62%
	All contract charges	—	611	$194,982	1.22%	—
2015	Lowest contract charge 0.00% Class IA	$326.71	—	—	—	(3.54)%
	Highest contract charge 0.90% Class IA	$256.88	—	—	—	(4.41)%
	All contract charges	—	668	$183,118	0.75%	—

FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	Highest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	All contract charges	—	33	$14,469	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	Highest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	All contract charges	—	35	$12,065	1.20%	—
2017	Lowest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	Highest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	All contract charges	—	36	$14,423	1.04%	—
2016	Lowest contract charge 0.00% Class IB	$356.34	—	—	—	17.67%
	Highest contract charge 0.00% Class IB	$356.34	—	—	—	17.67%
	All contract charges	—	38	$13,464	1.22%	—
2015	Lowest contract charge 0.00% Class IB	$302.82	—	—	—	(3.54)%
	Highest contract charge 0.00% Class IB	$302.82	—	—	—	(3.54)%
	All contract charges	—	39	$11,903	0.75%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.00% Class A	$454.71	—	—	—	15.53%
	Highest contract charge 0.90% Class A	$384.65	—	—	—	14.50%
	All contract charges	—	1,254	$684,021	1.59%	—
2018	Lowest contract charge 0.00% Class A	$393.57	—	—	—	(4.77)%
	Highest contract charge 0.90% Class A	$335.95	—	—	—	(5.63)%
	All contract charges	—	1,323	$648,238	1.53%	—
2017	Lowest contract charge 0.00% Class A	$413.27	—	—	—	11.05%
	Highest contract charge 0.90% Class A	$355.99	—	—	—	10.05%
	All contract charges	—	1,321	$738,975	1.22%	—
2016	Lowest contract charge 0.00% Class A	$372.16	—	—	—	5.36%
	Highest contract charge 0.90% Class A	$323.48	—	—	—	4.41%
	All contract charges	—	1,344	$725,302	0.88%	—
2015	Lowest contract charge 0.00% Class A	$353.24	—	—	—	(0.88)%
	Highest contract charge 0.90% Class A	$309.81	—	—	—	(1.78)%
	All contract charges	—	1,412	$757,108	0.81%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.00% Class B	$223.88	—	—	—	15.53%
	Highest contract charge 0.60% Class B	$201.96	—	—	—	14.85%
	All contract charges	—	761	$164,652	1.59%	—
2018	Lowest contract charge 0.00% Class B	$193.78	—	—	—	(4.77)%
	Highest contract charge 0.60% Class B	$175.85	—	—	—	(5.35)%
	All contract charges	—	809	$151,465	1.53%	—
2017	Lowest contract charge 0.00% Class B	$203.48	—	—	—	11.05%
	Highest contract charge 0.60% Class B	$185.78	—	—	—	10.38%
	All contract charges	—	790	$155,114	1.22%	—
2016	Lowest contract charge 0.00% Class B	$183.24	—	—	—	5.36%
	Highest contract charge 0.60% Class B	$168.31	—	—	—	4.73%
	All contract charges	—	837	$148,117	0.88%	—
2015	Lowest contract charge 0.00% Class B	$173.92	—	—	—	(0.88)%
	Highest contract charge 0.60% Class B	$160.71	—	—	—	(1.48)%
	All contract charges	—	890	$149,774	0.81%	—

EQ/Moderate Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	Highest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	All contract charges	—	648	$127,003	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	Highest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	All contract charges	—	643	$106,743	1.23%	—

FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	Highest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	All contract charges	—	626	$109,617	1.41%	—
2016	Lowest contract charge 0.00% Class IB	$156.57	—	—	—	7.05%
	Highest contract charge 0.00% Class IB	$156.57	—	—	—	7.05%
	All contract charges	—	617	$96,610	0.95%	—
2015	Lowest contract charge 0.00% Class IB	$146.26	—	—	—	(0.79)%
	Highest contract charge 0.00% Class IB	$146.26	—	—	—	(0.79)%
	All contract charges	—	565	$82,588	1.12%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.00% Class A	$266.91	—	—	—	19.99%
	Highest contract charge 0.90% Class A	$230.44	—	—	—	18.91%
	All contract charges	—	1,306	$182,308	1.58%	—
2018	Lowest contract charge 0.00% Class A	$222.44	—	—	—	(6.84)%
	Highest contract charge 0.90% Class A	$193.79	—	—	—	(7.68)%
	All contract charges	—	1,190	$158,878	1.57%	—
2017	Lowest contract charge 0.00% Class A	$238.76	—	—	—	14.89%
	Highest contract charge 0.90% Class A	$209.91	—	—	—	13.86%
	All contract charges	—	1,176	$189,691	1.39%	—
2016	Lowest contract charge 0.00% Class A	$207.81	—	—	—	7.27%
	Highest contract charge 0.90% Class A	$184.35	—	—	—	6.30%
	All contract charges	—	1,173	$179,974	0.90%	—
2015	Lowest contract charge 0.00% Class A	$193.73	—	—	—	(1.29)%
	Highest contract charge 0.90% Class A	$173.42	—	—	—	(2.18)%
	All contract charges	—	1,171	$181,984	0.89%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.00% Class B	$261.46	—	—	—	19.99%
	Highest contract charge 0.60% Class B	$237.11	—	—	—	19.28%
	All contract charges	—	1,036	$267,122	1.58%	—
2018	Lowest contract charge 0.00% Class B	$217.90	—	—	—	(6.84)%
	Highest contract charge 0.60% Class B	$198.79	—	—	—	(7.40)%
	All contract charges	—	1,084	$233,271	1.57%	—
2017	Lowest contract charge 0.00% Class B	$233.89	—	—	—	14.89%
	Highest contract charge 0.60% Class B	$214.67	—	—	—	14.20%
	All contract charges	—	1,158	$267,770	1.39%	—
2016	Lowest contract charge 0.00% Class B	$203.57	—	—	—	7.27%
	Highest contract charge 0.60% Class B	$187.97	—	—	—	6.63%
	All contract charges	—	1,198	$241,006	0.90%	—
2015	Lowest contract charge 0.00% Class B	$189.77	—	—	—	(1.30)%
	Highest contract charge 0.60% Class B	$176.29	—	—	—	(1.88)%
	All contract charges	—	1,228	$230,412	0.89%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IA	$177.62	—	—	—	1.52%
	Highest contract charge 0.90% Class IA	$150.25	—	—	—	0.60%
	All contract charges	—	2,082	$100,472	1.50%	—
2018	Lowest contract charge 0.00% Class IA	$174.96	—	—	—	1.27%
	Highest contract charge 0.90% Class IA	$149.35	—	—	—	0.36%
	All contract charges	—	1,469	$101,491	1.25%	—
2017	Lowest contract charge 0.00% Class IA	$172.76	—	—	—	0.40%
	Highest contract charge 0.90% Class IA	$148.82	—	—	—	(0.50)%
	All contract charges	—	1,389	$100,524	0.39%	—
2016	Lowest contract charge 0.00% Class IA	$172.07	—	—	—	—%
	Highest contract charge 0.90% Class IA	$149.57	—	—	—	(0.89)%
	All contract charges	—	1,609	$112,607	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$172.07	—	—	—	—%
	Highest contract charge 0.90% Class IA	$150.92	—	—	—	(0.90)%
	All contract charges	—	1,459	$116,349	0.00%	—

FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$135.73	—	—	—	1.52%
	Highest contract charge 0.60% Class IB	$125.38	—	—	—	0.91%
	All contract charges	—	426	$55,856	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$133.70	—	—	—	1.27%
	Highest contract charge 0.60% Class IB	$124.25	—	—	—	0.66%
	All contract charges	—	331	$42,439	1.25%	—
2017	Lowest contract charge 0.00% Class IB	$132.02	—	—	—	0.40%
	Highest contract charge 0.60% Class IB	$123.43	—	—	—	(0.20)%
	All contract charges	—	418	$53,555	0.39%	—
2016	Lowest contract charge 0.00% Class IB	$131.49	—	—	—	—%
	Highest contract charge 0.60% Class IB	$123.68	—	—	—	(0.59)%
	All contract charges	—	360	$45,810	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$131.49	—	—	—	(0.01)%
	Highest contract charge 0.60% Class IB	$124.42	—	—	—	(0.60)%
	All contract charges	—	343	$43,876	0.00%	—

EQ/Oppenhiemer Global
2019	Lowest contract charge 0.00% Class IB (v)	$113.06	—	—	—	6.41%
	Highest contract charge 0.00% Class IB (v)	$113.06	—	—	—	6.41%
	All contract charges	—	—	—	0.00%	—

EQ/PIMCO Global Real Return
2019	Lowest contract charge 0.00% Class IB (v)	$101.00	—	—	—	0.52%
	Highest contract charge 0.00% Class IB (v)	$101.00	—	—	—	0.52%
	All contract charges	—	—	—	11.94%	—

EQ/PIMCO Real Return
2019	Lowest contract charge 0.00% Class IB	$133.54	—	—	—	8.39%
	Highest contract charge 0.90% Class IB	$122.34	—	—	—	7.42%
	All contract charges	—	306	$25,573	1.99%	—
2018	Lowest contract charge 0.00% Class IB(e)(q)	$123.20	—	—	—	0.40%
	Highest contract charge 0.90% Class IB(e)(q)	$113.89	—	—	—	0.23%
	All contract charges	—	305	$24,169	0.46%	—

EQ/PIMCO Total Return
2019	Lowest contract charge 0.00% Class IB	$141.12	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$129.28	—	—	—	7.63%
	All contract charges	—	856	$81,032	2.10%	—
2018	Lowest contract charge 0.00% Class IB(e)(r)	$129.93	—	—	—	1.75%
	Highest contract charge 0.90% Class IB(e)(r)	$120.11	—	—	—	1.57%
	All contract charges	—	735	$68,223	0.69%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.00% Class IA	$124.33	—	—	—	2.55%
	Highest contract charge 0.90% Class IA	$110.84	—	—	—	1.62%
	All contract charges	—	124	$14,617	2.25%	—
2018	Lowest contract charge 0.00% Class IA	$121.24	—	—	—	0.97%
	Highest contract charge 0.90% Class IA	$109.07	—	—	—	0.05%
	All contract charges	—	136	$15,866	1.99%	—
2017	Lowest contract charge 0.00% Class IA	$120.08	—	—	—	1.88%
	Highest contract charge 0.90% Class IA	$109.02	—	—	—	0.97%
	All contract charges	—	138	$15,815	1.32%	—
2016	Lowest contract charge 0.00% Class IA	$117.86	—	—	—	1.99%
	Highest contract charge 0.90% Class IA	$107.97	—	—	—	1.08%
	All contract charges	—	125	$14,261	1.00%	—
2015	Lowest contract charge 0.00% Class IA	$115.56	—	—	—	(0.28)%
	Highest contract charge 0.90% Class IA	$106.82	—	—	—	(1.17)%
	All contract charges	—	145	$16,282	0.47%	—

FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.00% Class IB	$127.42	—	—	—	2.56%
	Highest contract charge 0.60% Class IB	$114.56	—	—	—	1.93%
	All contract charges	—	139	$17,320	2.25%	—
2018	Lowest contract charge 0.00% Class IB	$124.24	—	—	—	0.95%
	Highest contract charge 0.60% Class IB	$112.39	—	—	—	0.35%
	All contract charges	—	145	$17,517	1.99%	—
2017	Lowest contract charge 0.00% Class IB	$123.07	—	—	—	1.90%
	Highest contract charge 0.60% Class IB	$112.00	—	—	—	1.28%
	All contract charges	—	146	$17,454	1.32%	—
2016	Lowest contract charge 0.00% Class IB	$120.78	—	—	—	1.98%
	Highest contract charge 0.60% Class IB	$110.58	—	—	—	1.38%
	All contract charges	—	142	$16,743	1.00%	—
2015	Lowest contract charge 0.00% Class IB	$118.43	—	—	—	(0.27)%
	Highest contract charge 0.60% Class IB	$109.08	—	—	—	(0.87)%
	All contract charges	—	153	$17,504	0.47%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.00% Class IA	$271.80	—	—	—	5.63%
	Highest contract charge 0.90% Class IA	$202.23	—	—	—	4.68%
	All contract charges	—	176	$22,553	1.54%	—
2018	Lowest contract charge 0.00% Class IA	$257.31	—	—	—	0.12%
	Highest contract charge 0.90% Class IA	$193.19	—	—	—	(0.79)%
	All contract charges	—	163	$22,879	1.68%	—
2017	Lowest contract charge 0.00% Class IA	$257.00	—	—	—	1.39%
	Highest contract charge 0.90% Class IA	$194.72	—	—	—	0.48%
	All contract charges	—	173	$25,722	1.17%	—
2016	Lowest contract charge 0.00% Class IA	$253.48	—	—	—	1.18%
	Highest contract charge 0.90% Class IA	$193.79	—	—	—	0.27%
	All contract charges	—	203	$36,245	1.15%	—
2015	Lowest contract charge 0.00% Class IA	$250.53	—	—	—	0.22%
	Highest contract charge 0.90% Class IA	$193.27	—	—	—	(0.68)%
	All contract charges	—	208	$38,216	1.06%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.00% Class IB	$183.40	—	—	—	5.63%
	Highest contract charge 0.60% Class IB	$161.70	—	—	—	5.00%
	All contract charges	—	112	$18,800	1.54%	—
2018	Lowest contract charge 0.00% Class IB	$173.62	—	—	—	0.12%
	Highest contract charge 0.60% Class IB	$154.00	—	—	—	(0.48)%
	All contract charges	—	116	$18,748	1.68%	—
2017	Lowest contract charge 0.00% Class IB	$173.41	—	—	—	1.39%
	Highest contract charge 0.60% Class IB	$154.75	—	—	—	0.79%
	All contract charges	—	122	$19,553	1.17%	—
2016	Lowest contract charge 0.00% Class IB	$171.04	—	—	—	1.18%
	Highest contract charge 0.60% Class IB	$153.54	—	—	—	0.57%
	All contract charges	—	129	$20,541	1.15%	—
2015	Lowest contract charge 0.00% Class IB	$169.05	—	—	—	0.23%
	Highest contract charge 0.60% Class IB	$152.67	—	—	—	(0.38)%
	All contract charges	—	132	$20,722	1.06%	—

EQ/Science And Technology
2019	Lowest contract charge 0.00% Class IB	$248.17	—	—	—	46.68%
	Highest contract charge 0.90% Class IB	$233.70	—	—	—	45.36%
	All contract charges	—	248	$45,607	0.01%	—
2018	Lowest contract charge 0.00% Class IB(e)(s)	$169.19	—	—	—	(11.81)%
	Highest contract charge 0.90% Class IB(e)(s)	$160.77	—	—	—	(11.96)%
	All contract charges	—	257	$32,653	0.00%	—

FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index
2019	Lowest contract charge 0.00% Class IA	$573.36	—	—	—	25.21%
	Highest contract charge 0.90% Class IA	$433.65	—	—	—	24.08%
	All contract charges	—	230	$56,399	1.11%	—
2018	Lowest contract charge 0.00% Class IA	$457.91	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IA	$349.48	—	—	—	(12.11)%
	All contract charges	—	219	$47,905	0.96%	—
2017	Lowest contract charge 0.00% Class IA	$516.30	—	—	—	14.01%
	Highest contract charge 0.90% Class IA	$397.65	—	—	—	12.99%
	All contract charges	—	211	$56,792	1.08%	—
2016	Lowest contract charge 0.00% Class IA	$452.86	—	—	—	20.53%
	Highest contract charge 0.90% Class IA	$351.94	—	—	—	19.45%
	All contract charges	—	182	$49,667	1.17%	—
2015	Lowest contract charge 0.00% Class IA	$375.73	—	—	—	(4.57)%
	Highest contract charge 0.90% Class IA	$294.64	—	—	—	(5.43)%
	All contract charges	—	175	$43,006	0.92%	—

EQ/Small Company Index
2019	Lowest contract charge 0.00% Class IB	$416.26	—	—	—	25.21%
	Highest contract charge 0.90% Class IB	$379.01	—	—	—	24.08%
	All contract charges	—	128	$53,095	1.11%	—
2018	Lowest contract charge 0.00% Class IB	$332.45	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IB	$305.45	—	—	—	(12.11)%
	All contract charges	—	125	$41,433	0.96%	—
2017	Lowest contract charge 0.00% Class IB	$374.84	—	—	—	14.01%
	Highest contract charge 0.90% Class IB	$347.55	—	—	—	12.99%
	All contract charges	—	120	$44,655	1.08%	—
2016	Lowest contract charge 0.00% Class IB	$328.79	—	—	—	20.53%
	Highest contract charge 0.90% Class IB	$307.60	—	—	—	19.45%
	All contract charges	—	111	$36,249	1.17%	—
2015	Lowest contract charge 0.00% Class IB	$272.79	—	—	—	(4.57)%
	Highest contract charge 0.90% Class IB	$257.52	—	—	—	(5.43)%
	All contract charges	—	104	$28,328	0.92%	—

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.00% Class IA	$328.39	—	—	—	31.10%
	Highest contract charge 0.60% Class IA	$303.93	—	—	—	30.31%
	All contract charges	—	440	$25,699	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$250.49	—	—	—	(1.61)%
	Highest contract charge 0.60% Class IA	$233.23	—	—	—	(2.21)%
	All contract charges	—	353	$15,577	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$254.60	—	—	—	33.37%
	Highest contract charge 0.60% Class IA	$238.50	—	—	—	32.57%
	All contract charges	—	229	$10,385	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$190.90	—	—	—	1.34%
	Highest contract charge 0.60% Class IA	$179.91	—	—	—	0.74%
	All contract charges	—	164	$5,664	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$188.38	—	—	—	10.23%
	Highest contract charge 0.60% Class IA	$178.59	—	—	—	9.56%
	All contract charges	—	125	$4,398	0.00%	—

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.00% Class IB	$384.64	—	—	—	31.10%
	Highest contract charge 0.90% Class IB	$288.97	—	—	—	29.92%
	All contract charges	—	372	$123,594	0.00%	—
2018	Lowest contract charge 0.00% Class IB	$293.39	—	—	—	(1.62)%
	Highest contract charge 0.90% Class IB	$222.42	—	—	—	(2.51)%
	All contract charges	—	390	$98,799	0.00%	—

FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Growth Stock (Continued)
2017	Lowest contract charge 0.00% Class IB	$298.21	—	—	—	33.37%
	Highest contract charge 0.90% Class IB	$228.14	—	—	—	32.17%
	All contract charges	—	394	$101,528	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$223.60	—	—	—	1.34%
	Highest contract charge 0.90% Class IB	$172.61	—	—	—	0.43%
	All contract charges	—	375	$72,640	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$220.65	—	—	—	10.23%
	Highest contract charge 0.90% Class IB	$171.87	—	—	—	9.23%
	All contract charges	—	416	$79,230	0.00%	—

EQ/T. Rowe Price Health Sciences
2019	Lowest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	Highest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	All contract charges	—	121	$7,496	0.00%	—
2018	Lowest contract charge 0.00% Class IB(e)(t)	$39.13	—	—	—	(9.44)%
	Highest contract charge 0.00% Class IB(e)(t)	$39.13	—	—	—	(9.44)%
	All contract charges	—	134	$7,851	0.00%	—

EQ/UBS Growth & Income
2019	Lowest contract charge 0.00% Class IB	$328.67	—	—	—	36.80%
	Highest contract charge 0.90% Class IB	$203.84	—	—	—	35.57%
	All contract charges	—	65	$16,578	0.51%	—
2018	Lowest contract charge 0.00% Class IB	$240.25	—	—	—	(13.42)%
	Highest contract charge 0.90% Class IB	$150.36	—	—	—	(14.20)%
	All contract charges	—	60	$11,348	0.32%	—
2017	Lowest contract charge 0.00% Class IB	$277.48	—	—	—	21.28%
	Highest contract charge 0.90% Class IB	$175.24	—	—	—	20.19%
	All contract charges	—	76	$16,096	0.29%	—
2016	Lowest contract charge 0.00% Class IB	$228.79	—	—	—	10.14%
	Highest contract charge 0.90% Class IB	$145.80	—	—	—	9.16%
	All contract charges	—	63	$11,384	0.78%	—
2015	Lowest contract charge 0.00% Class IB	$207.72	—	—	—	(1.42)%
	Highest contract charge 0.90% Class IB	$133.57	—	—	—	(2.31)%
	All contract charges	—	75	$12,167	0.58%	—

EQ/Wellington Energy
2019	Lowest contract charge 0.00% Class IB	$7.33	—	—	—	0.96%
	Highest contract charge 0.90% Class IB	$67.19	—	—	—	0.09%
	All contract charges	—	275	$11,061	0.99%	—
2018	Lowest contract charge 0.00% Class IB(e)(u)	$7.26	—	—	—	(31.51)%
	Highest contract charge 0.90% Class IB(e)(u)	$67.13	—	—	—	(31.59)%
	All contract charges	—	250	$10,239	0.10%	—

Fidelity® VIP Asset Manager: Growth Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	Highest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	All contract charges	—	13	$1,209	1.26%	—
2018	Lowest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	Highest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	All contract charges	—	14	$1,145	0.99%	—
2017	Lowest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	Highest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	All contract charges	—	15	$1,590	1.05%	—
2016	Lowest contract charge 0.00% Service Class 2	$229.35	—	—	—	2.18%
	Highest contract charge 0.00% Service Class 2	$229.35	—	—	—	2.18%
	All contract charges	—	14	$1,383	1.33%	—
2015	Lowest contract charge 0.00% Service Class 2	$224.46	—	—	—	(0.19)%
	Highest contract charge 0.00% Service Class 2	$224.46	—	—	—	(0.19)%
	All contract charges	—	15	$1,264	0.98%	—

FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	Highest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	All contract charges	—	59	$2,414	1.97%	—
2018	Lowest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	Highest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	All contract charges	—	47	$1,605	2.14%	—
2017	Lowest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	Highest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	All contract charges	—	47	$1,798	1.52%	—
2016	Lowest contract charge 0.00% Service Class 2	$291.49	—	—	—	17.71%
	Highest contract charge 0.00% Service Class 2	$291.49	—	—	—	17.71%
	All contract charges	—	42	$1,580	2.59%	—
2015	Lowest contract charge 0.00% Service Class 2	$247.63	—	—	—	(4.24)%
	Highest contract charge 0.00% Service Class 2	$247.63	—	—	—	(4.24)%
	All contract charges	—	30	$1,051	3.14%	—

Fidelity® VIP Government Money Market Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	Highest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	All contract charges	—	109	$1,568	1.74%	—
2018	Lowest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	Highest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	All contract charges	—	105	$1,467	1.43%	—
2017	Lowest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	Highest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	All contract charges	—	96	$1,089	0.43%	—
2016	Lowest contract charge 0.00% Service Class 2	$100.31	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$100.31	—	—	—	0.01%
	All contract charges	—	73	$1,332	0.02%	—
2015	Lowest contract charge 0.00% Service Class 2	$100.30	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$100.30	—	—	—	0.01%
	All contract charges	—	67	$997	0.01%	—

Fidelity® VIP Growth & Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$387.74	—	—	—	29.68%
	Highest contract charge 0.90% Service Class 2	$261.47	—	—	—	28.51%
	All contract charges	—	97	$11,521	3.48%	—
2018	Lowest contract charge 0.00% Service Class 2	$299.00	—	—	—	(9.19)%
	Highest contract charge 0.90% Service Class 2	$203.46	—	—	—	(10.01)%
	All contract charges	—	88	$8,795	0.19%	—
2017	Lowest contract charge 0.00% Service Class 2	$329.27	—	—	—	16.61%
	Highest contract charge 0.90% Service Class 2	$226.10	—	—	—	15.56%
	All contract charges	—	85	$10,171	1.04%	—
2016	Lowest contract charge 0.00% Service Class 2	$282.36	—	—	—	15.81%
	Highest contract charge 0.90% Service Class 2	$195.65	—	—	—	14.77%
	All contract charges	—	78	$8,609	1.67%	—
2015	Lowest contract charge 0.00% Service Class 2	$243.82	—	—	—	(2.54)%
	Highest contract charge 0.90% Service Class 2	$170.47	—	—	—	(3.42)%
	All contract charges	—	75	$7,288	1.89%	—

Fidelity® VIP High Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	Highest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	All contract charges	—	68	$3,285	5.34%	—
2018	Lowest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	Highest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	All contract charges	—	60	$2,637	5.00%	—

FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP High Income Portfolio (Continued)
2017	Lowest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	Highest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	All contract charges	—	78	$4,071	5.22%	—
2016	Lowest contract charge 0.00% Service Class 2	$246.01	—	—	—	14.17%
	Highest contract charge 0.00% Service Class 2	$246.01	—	—	—	14.17%
	All contract charges	—	72	$3,626	5.77%	—
2015	Lowest contract charge 0.00% Service Class 2	$215.48	—	—	—	(3.86)%
	Highest contract charge 0.00% Service Class 2	$215.48	—	—	—	(3.86)%
	All contract charges	—	70	$3,378	5.88%	—

Fidelity® VIP Investment Grade Bond Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	Highest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	All contract charges	—	929	$41,574	2.65%	—
2018	Lowest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	Highest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	All contract charges	—	771	$36,813	2.34%	—
2017	Lowest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	Highest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	All contract charges	—	588	$16,362	1.80%	—
2016	Lowest contract charge 0.00% Service Class 2	$171.13	—	—	—	4.47%
	Highest contract charge 0.00% Service Class 2	$171.13	—	—	—	4.47%
	All contract charges	—	449	$9,201	2.76%	—
2015	Lowest contract charge 0.00% Service Class 2	$163.80	—	—	—	(0.85)%
	Highest contract charge 0.00% Service Class 2	$163.80	—	—	—	(0.85)%
	All contract charges	—	385	$7,133	2.64%	—

Fidelity® VIP Mid Cap Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$610.74	—	—	—	23.17%
	Highest contract charge 0.90% Service Class 2	$212.83	—	—	—	22.06%
	All contract charges	—	262	$32,751	0.67%	—
2018	Lowest contract charge 0.00% Service Class 2	$495.85	—	—	—	(14.77)%
	Highest contract charge 0.90% Service Class 2	$174.36	—	—	—	(15.54)%
	All contract charges	—	289	$28,415	0.41%	—
2017	Lowest contract charge 0.00% Service Class 2	$581.78	—	—	—	20.53%
	Highest contract charge 0.90% Service Class 2	$206.45	—	—	—	19.45%
	All contract charges	—	238	$31,628	0.51%	—
2016	Lowest contract charge 0.00% Service Class 2	$482.67	—	—	—	11.92%
	Highest contract charge 0.90% Service Class 2	$172.83	—	—	—	10.92%
	All contract charges	—	197	$24,006	0.34%	—
2015	Lowest contract charge 0.00% Service Class 2	$431.25	—	—	—	(1.63)%
	Highest contract charge 0.90% Service Class 2	$155.81	—	—	—	(2.52)%
	All contract charges	—	171	$20,947	0.18%	—

Fidelity® VIP Value Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	Highest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	All contract charges	—	25	$1,133	1.22%	—
2018	Lowest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	Highest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	All contract charges	—	36	$1,304	0.96%	—
2017	Lowest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	Highest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	All contract charges	—	15	$808	1.08%	—
2016	Lowest contract charge 0.00% Service Class 2	$297.43	—	—	—	11.71%
	Highest contract charge 0.00% Service Class 2	$297.43	—	—	—	11.71%
	All contract charges	—	12	$732	1.07%	—
2015	Lowest contract charge 0.00% Service Class 2	$266.25	—	—	—	(0.97)%
	Highest contract charge 0.00% Service Class 2	$266.25	—	—	—	(0.97)%
	All contract charges	—	12	$1,247	1.12%	—

FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Value Strategies Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	Highest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	All contract charges	—	3	$194	1.24%	—
2018	Lowest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	Highest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	All contract charges	—	7	$287	0.58%	—
2017	Lowest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	Highest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	All contract charges	—	6	$529	1.32%	—
2016	Lowest contract charge 0.00% Service Class 2	$360.78	—	—	—	9.27%
	Highest contract charge 0.00% Service Class 2	$360.78	—	—	—	9.27%
	All contract charges	—	3	$334	0.89%	—
2015	Lowest contract charge 0.00% Service Class 2	$330.17	—	—	—	(3.19)%
	Highest contract charge 0.00% Service Class 2	$330.17	—	—	—	(3.19)%
	All contract charges	—	4	$333	0.90%	—

Franklin Mutual Shares VIP Fund
2019	Lowest contract charge 0.00% Class 2	$213.16	—	—	—	22.57%
	Highest contract charge 0.90% Class 2	$195.28	—	—	—	21.47%
	All contract charges	—	92	$9,861	1.85%	—
2018	Lowest contract charge 0.00% Class 2	$173.91	—	—	—	(9.07)%
	Highest contract charge 0.90% Class 2	$160.77	—	—	—	(9.89)%
	All contract charges	—	85	$8,151	2.27%	—
2017	Lowest contract charge 0.00% Class 2	$191.25	—	—	—	8.35%
	Highest contract charge 0.90% Class 2	$178.41	—	—	—	7.37%
	All contract charges	—	101	$10,881	2.25%	—
2016	Lowest contract charge 0.00% Class 2	$176.51	—	—	—	16.06%
	Highest contract charge 0.90% Class 2	$166.16	—	—	—	15.02%
	All contract charges	—	95	$10,495	1.93%	—
2015	Lowest contract charge 0.00% Class 2	$152.09	—	—	—	(4.94)%
	Highest contract charge 0.90% Class 2	$144.46	—	—	—	(5.79)%
	All contract charges	—	102	$10,352	3.16%	—

Franklin Small Cap Value VIP Fund
2019	Lowest contract charge 0.00% Class 2	$244.88	—	—	—	26.35%
	Highest contract charge 0.90% Class 2	$224.33	—	—	—	25.21%
	All contract charges	—	204	$13,349	1.07%	—
2018	Lowest contract charge 0.00% Class 2	$193.81	—	—	—	(12.87)%
	Highest contract charge 0.90% Class 2	$179.16	—	—	—	(13.67)%
	All contract charges	—	214	$11,102	0.90%	—
2017	Lowest contract charge 0.00% Class 2	$222.45	—	—	—	10.65%
	Highest contract charge 0.90% Class 2	$207.52	—	—	—	9.66%
	All contract charges	—	199	$12,256	0.51%	—
2016	Lowest contract charge 0.00% Class 2	$201.04	—	—	—	30.18%
	Highest contract charge 0.90% Class 2	$189.24	—	—	—	29.02%
	All contract charges	—	158	$11,113	0.69%	—
2015	Lowest contract charge 0.00% Class 2	$154.43	—	—	—	(7.38)%
	Highest contract charge 0.90% Class 2	$146.68	—	—	—	(8.22)%
	All contract charges	—	118	$5,236	0.63%	—

Invesco V.I. Diversified Dividend Fund
2019	Lowest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	Highest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	All contract charges	—	625	$17,863	2.73%	—
2018	Lowest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	Highest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	All contract charges	—	583	$13,523	2.25%	—
2017	Lowest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	Highest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	All contract charges	—	574	$14,465	1.49%	—

FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Diversified Dividend Fund (Continued)
2016	Lowest contract charge 0.00% Series II	$187.47	—	—	—	14.53%
	Highest contract charge 0.00% Series II	$187.47	—	—	—	14.53%
	All contract charges	—	554	$13,211	1.55%	—
2015	Lowest contract charge 0.00% Series II	$163.68	—	—	—	1.82%
	Highest contract charge 0.00% Series II	$163.68	—	—	—	1.82%
	All contract charges	—	136	$3,477	1.62%	—

Invesco V.I. Mid Cap Core Equity Fund
2019	Lowest contract charge 0.00% Series II	$199.75	—	—	—	25.04%
	Highest contract charge 0.90% Series II	$182.99	—	—	—	23.91%
	All contract charges	—	47	$4,248	0.21%	—
2018	Lowest contract charge 0.00% Series II	$159.75	—	—	—	(11.60)%
	Highest contract charge 0.90% Series II	$147.68	—	—	—	(12.40)%
	All contract charges	—	46	$3,493	0.13%	—
2017	Lowest contract charge 0.00% Series II	$180.71	—	—	—	14.65%
	Highest contract charge 0.90% Series II	$168.58	—	—	—	13.62%
	All contract charges	—	37	$3,804	0.31%	—
2016	Lowest contract charge 0.00% Series II	$157.62	—	—	—	13.16%
	Highest contract charge 0.90% Series II	$148.37	—	—	—	12.15%
	All contract charges	—	31	$3,382	0.00%	—
2015	Lowest contract charge 0.00% Series II	$139.29	—	—	—	(4.27)%
	Highest contract charge 0.90% Series II	$132.30	—	—	—	(5.14)%
	All contract charges	—	29	$3,003	0.10%	—

Invesco V.I. Small Cap Equity Fund
2019	Lowest contract charge 0.00% Series II	$221.26	—	—	—	26.33%
	Highest contract charge 0.90% Series II	$202.69	—	—	—	25.19%
	All contract charges	—	50	$6,207	0.00%	—
2018	Lowest contract charge 0.00% Series II	$175.15	—	—	—	(15.27)%
	Highest contract charge 0.90% Series II	$161.91	—	—	—	(16.04)%
	All contract charges	—	49	$5,092	0.00%	—
2017	Lowest contract charge 0.00% Series II	$206.72	—	—	—	13.73%
	Highest contract charge 0.90% Series II	$192.84	—	—	—	12.71%
	All contract charges	—	39	$5,917	0.00%	—
2016	Lowest contract charge 0.00% Series II	$181.77	—	—	—	11.84%
	Highest contract charge 0.90% Series II	$171.10	—	—	—	10.83%
	All contract charges	—	32	$4,613	0.00%	—
2015	Lowest contract charge 0.00% Series II	$162.53	—	—	—	(5.74)%
	Highest contract charge 0.90% Series II	$154.38	—	—	—	(6.59)%
	All contract charges	—	34	$4,376	0.00%	—

Ivy VIP Global Equity Income
2019	Lowest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	Highest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	All contract charges	—	28	$686	2.68%	—
2018	Lowest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	Highest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	All contract charges	—	29	$521	1.72%	—
2017	Lowest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	Highest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	All contract charges	—	30	$1,020	1.15%	—
2016	Lowest contract charge 0.00% Class II	$172.14	—	—	—	6.95%
	Highest contract charge 0.00% Class II	$172.14	—	—	—	6.95%
	All contract charges	—	26	$744	1.39%	—
2015	Lowest contract charge 0.00% Class II	$160.95	—	—	—	(2.06)%
	Highest contract charge 0.00% Class II	$160.95	—	—	—	(2.06)%
	All contract charges	—	25	$524	1.27%	—

FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Ivy VIP High Income
2019	Lowest contract charge 0.00% Class II	$133.06	—	—	—	11.19%
	Highest contract charge 0.90% Class II	$125.30	—	—	—	10.19%
	All contract charges	—	789	$41,445	6.52%	—
2018	Lowest contract charge 0.00% Class II	$119.67	—	—	—	(2.11)%
	Highest contract charge 0.90% Class II	$113.71	—	—	—	(3.00)%
	All contract charges	—	722	$35,498	6.23%	—
2017	Lowest contract charge 0.00% Class II	$122.25	—	—	—	6.68%
	Highest contract charge 0.90% Class II	$117.23	—	—	—	5.73%
	All contract charges	—	556	$32,857	5.40%	—
2016	Lowest contract charge 0.00% Class II	$114.60	—	—	—	16.19%
	Highest contract charge 0.90% Class II	$110.88	—	—	—	15.14%
	All contract charges	—	463	$28,761	6.74%	—
2015	Lowest contract charge 0.00% Class II	$98.63	—	—	—	(6.51)%
	Highest contract charge 0.90% Class II	$96.30	—	—	—	(7.35)%
	All contract charges	—	369	$20,390	6.02%	—

Ivy VIP Small Cap Growth
2019	Lowest contract charge 0.00% Class II	$237.38	—	—	—	23.37%
	Highest contract charge 0.90% Class II	$217.46	—	—	—	22.26%
	All contract charges	—	115	$14,853	0.00%	—
2018	Lowest contract charge 0.00% Class II	$192.42	—	—	—	(4.11)%
	Highest contract charge 0.90% Class II	$177.87	—	—	—	(4.98)%
	All contract charges	—	98	$12,355	0.38%	—
2017	Lowest contract charge 0.00% Class II	$200.67	—	—	—	23.12%
	Highest contract charge 0.90% Class II	$187.20	—	—	—	22.01%
	All contract charges	—	81	$12,406	0.00%	—
2016	Lowest contract charge 0.00% Class II	$162.99	—	—	—	2.91%
	Highest contract charge 0.90% Class II	$153.43	—	—	—	1.99%
	All contract charges	—	72	$8,691	0.00%	—
2015	Lowest contract charge 0.00% Class II	$158.38	—	—	—	1.88%
	Highest contract charge 0.90% Class II	$150.43	—	—	—	0.97%
	All contract charges	—	75	$8,951	0.00%	—

Lord Abbett Series Fund - Bond Debenture Portfolio
2019	Lowest contract charge 0.00% Class VC Shares(v)	$104.15	—	—	—	2.11%
	Highest contract charge 0.00% Class VC Shares(v)	$104.15	—	—	—	2.11%
	All contract charges	—	—	—	0.00%	—

MFS® Investors Trust Series
2019	Lowest contract charge 0.00% Service Class	$286.39	—	—	—	31.25%
	Highest contract charge 0.90% Service Class	$262.36	—	—	—	30.07%
	All contract charges	—	16	$4,515	0.48%	—
2018	Lowest contract charge 0.00% Service Class	$218.20	—	—	—	(5.71)%
	Highest contract charge 0.90% Service Class	$201.71	—	—	—	(6.56)%
	All contract charges	—	14	$3,162	0.42%	—
2017	Lowest contract charge 0.00% Service Class	$231.41	—	—	—	23.02%
	Highest contract charge 0.90% Service Class	$215.88	—	—	—	21.92%
	All contract charges	—	18	$4,027	0.57%	—
2016	Lowest contract charge 0.00% Service Class	$188.10	—	—	—	8.32%
	Highest contract charge 0.80% Service Class	$178.26	—	—	—	7.45%
	All contract charges	—	15	$2,618	0.57%	—
2015	Lowest contract charge 0.00% Service Class	$173.66	—	—	—	(0.05)%
	Highest contract charge 0.80% Service Class	$165.90	—	—	—	(0.84)%
	All contract charges	—	13	$2,199	0.70%	—

FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Massachusetts Investors Growth Stock Portfolio
2019	Lowest contract charge 0.00% Service Class	$339.48	—	—	—	39.59%
	Highest contract charge 0.90% Service Class	$311.00	—	—	—	38.33%
	All contract charges	—	36	$11,873	0.36%	—
2018	Lowest contract charge 0.00% Service Class	$243.20	—	—	—	0.57%
	Highest contract charge 0.90% Service Class	$224.83	—	—	—	(0.33)%
	All contract charges	—	26	$5,987	0.32%	—
2017	Lowest contract charge 0.00% Service Class	$241.81	—	—	—	28.10%
	Highest contract charge 0.90% Service Class	$225.58	—	—	—	26.95%
	All contract charges	—	20	$4,741	0.41%	—
2016	Lowest contract charge 0.00% Service Class	$188.77	—	—	—	5.84%
	Highest contract charge 0.90% Service Class	$177.69	—	—	—	4.89%
	All contract charges	—	19	$3,765	0.40%	—
2015	Lowest contract charge 0.00% Service Class(b)	$178.35	—	—	—	(1.63)%
	Highest contract charge 0.90% Service Class(b)	$169.40	—	—	—	(2.31)%
	All contract charges	—	13	$2,155	0.46%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.00% Class IA	$520.07	—	—	—	33.35%
	Highest contract charge 0.90% Class IA	$503.13	—	—	—	32.15%
	All contract charges	—	422	$493,784	0.76%	—
2018	Lowest contract charge 0.00% Class IA	$390.01	—	—	—	(0.21)%
	Highest contract charge 0.90% Class IA	$380.73	—	—	—	(1.11)%
	All contract charges	—	442	$396,908	0.13%	—
2017	Lowest contract charge 0.00% Class IA	$390.83	—	—	—	30.35%
	Highest contract charge 0.90% Class IA	$385.02	—	—	—	29.18%
	All contract charges	—	466	$423,844	0.16%	—
2016	Lowest contract charge 0.00% Class IA	$299.83	—	—	—	3.44%
	Highest contract charge 0.90% Class IA	$298.04	—	—	—	2.51%
	All contract charges	—	498	$351,429	0.53%	—
2015	Lowest contract charge 0.00% Class IA	$289.86	—	—	—	3.99%
	Highest contract charge 0.90% Class IA	$290.74	—	—	—	3.06%
	All contract charges	—	542	$373,360	0.16%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.00% Class IB	$264.88	—	—	—	33.35%
	Highest contract charge 0.60% Class IB	$234.93	—	—	—	32.55%
	All contract charges	—	160	$39,428	0.76%	—
2018	Lowest contract charge 0.00% Class IB	$198.63	—	—	—	(0.21)%
	Highest contract charge 0.60% Class IB	$177.24	—	—	—	(0.81)%
	All contract charges	—	168	$31,185	0.13%	—
2017	Lowest contract charge 0.00% Class IB	$199.05	—	—	—	30.35%
	Highest contract charge 0.60% Class IB	$178.69	—	—	—	29.57%
	All contract charges	—	175	$32,450	0.16%	—
2016	Lowest contract charge 0.00% Class IB	$152.70	—	—	—	3.43%
	Highest contract charge 0.60% Class IB	$137.91	—	—	—	2.82%
	All contract charges	—	178	$25,303	0.53%	—
2015	Lowest contract charge 0.00% Class IB	$147.63	—	—	—	3.99%
	Highest contract charge 0.60% Class IB	$134.13	—	—	—	3.37%
	All contract charges	—	194	$26,699	0.16%	—

Multimanager Core Bond
2019	Lowest contract charge 0.00% Class IA	$191.46	—	—	—	7.38%
	Highest contract charge 0.60% Class IA	$181.19	—	—	—	6.74%
	All contract charges	—	193	$19,616	2.14%	—
2018	Lowest contract charge 0.00% Class IA	$178.30	—	—	—	(0.40)%
	Highest contract charge 0.60% Class IA	$169.75	—	—	—	(1.00)%
	All contract charges	—	187	$19,048	2.71%	—

FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Core Bond (Continued)
2017	Lowest contract charge 0.00% Class IA	$179.01	—	—	—	3.00%
	Highest contract charge 0.60% Class IA	$171.47	—	—	—	2.38%
	All contract charges	—	180	$20,013	2.08%	—
2016	Lowest contract charge 0.00% Class IA	$173.80	—	—	—	2.64%
	Highest contract charge 0.60% Class IA	$167.48	—	—	—	2.02%
	All contract charges	—	169	$20,450	2.08%	—
2015	Lowest contract charge 0.00% Class IA	$169.33	—	—	—	0.12%
	Highest contract charge 0.60% Class IA	$164.16	—	—	—	(0.47)%
	All contract charges	—	159	$20,844	1.92%	—

Multimanager Core Bond
2019	Lowest contract charge 0.00% Class IB	$197.36	—	—	—	7.38%
	Highest contract charge 0.90% Class IB	$167.72	—	—	—	6.41%
	All contract charges	—	231	$42,942	2.14%	—
2018	Lowest contract charge 0.00% Class IB	$183.79	—	—	—	(0.40)%
	Highest contract charge 0.90% Class IB	$157.61	—	—	—	(1.30)%
	All contract charges	—	236	$40,858	2.71%	—
2017	Lowest contract charge 0.00% Class IB	$184.52	—	—	—	3.00%
	Highest contract charge 0.90% Class IB	$159.68	—	—	—	2.08%
	All contract charges	—	256	$44,615	2.08%	—
2016	Lowest contract charge 0.00% Class IB	$179.14	—	—	—	2.64%
	Highest contract charge 0.90% Class IB	$156.43	—	—	—	1.72%
	All contract charges	—	292	$49,249	2.08%	—
2015	Lowest contract charge 0.00% Class IB	$174.54	—	—	—	0.13%
	Highest contract charge 0.90% Class IB	$153.79	—	—	—	(0.77)%
	All contract charges	—	304	$50,153	1.92%	—

Multimanager Mid Cap Growth
2019	Lowest contract charge 0.00% Class IA	$607.84	—	—	—	32.96%
	Highest contract charge 0.60% Class IA	$333.42	—	—	—	32.16%
	All contract charges	—	23	$13,915	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$457.16	—	—	—	(5.77)%
	Highest contract charge 0.60% Class IA	$252.28	—	—	—	(6.34)%
	All contract charges	—	25	$11,157	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$485.17	—	—	—	26.67%
	Highest contract charge 0.60% Class IA	$269.36	—	—	—	25.91%
	All contract charges	—	27	$12,687	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$383.02	—	—	—	6.79%
	Highest contract charge 0.60% Class IA	$213.93	—	—	—	6.15%
	All contract charges	—	28	$10,529	0.10%	—
2015	Lowest contract charge 0.00% Class IA	$358.68	—	—	—	(1.51)%
	Highest contract charge 0.60% Class IA	$201.54	—	—	—	(2.10)%
	All contract charges	—	31	$10,804	0.00%	—

Multimanager Mid Cap Growth
2019	Lowest contract charge 0.00% Class IB	$536.78	—	—	—	32.96%
	Highest contract charge 0.90% Class IB	$294.49	—	—	—	31.76%
	All contract charges	—	58	$21,149	0.00%	—
2018	Lowest contract charge 0.00% Class IB	$403.71	—	—	—	(5.77)%
	Highest contract charge 0.90% Class IB	$223.50	—	—	—	(6.63)%
	All contract charges	—	58	$15,468	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$428.45	—	—	—	26.66%
	Highest contract charge 0.90% Class IB	$239.36	—	—	—	25.52%
	All contract charges	—	60	$16,955	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$338.26	—	—	—	6.78%
	Highest contract charge 0.90% Class IB	$190.69	—	—	—	5.82%
	All contract charges	—	88	$19,160	0.10%	—
2015	Lowest contract charge 0.00% Class IB	$316.79	—	—	—	(1.52)%
	Highest contract charge 0.90% Class IB	$180.20	—	—	—	(2.41)%
	All contract charges	—	97	$19,711	0.00%	—

FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Mid Cap Value
2019	Lowest contract charge 0.00% Class IA	$500.84	—	—	—	24.97%
	Highest contract charge 0.60% Class IA	$298.41	—	—	—	24.22%
	All contract charges	—	37	$10,018	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$400.77	—	—	—	(12.75)%
	Highest contract charge 0.60% Class IA	$240.23	—	—	—	(13.27)%
	All contract charges	—	35	$8,377	0.75%	—
2017	Lowest contract charge 0.00% Class IA	$459.32	—	—	—	9.28%
	Highest contract charge 0.60% Class IA	$277.00	—	—	—	8.63%
	All contract charges	—	35	$10,131	0.76%	—
2016	Lowest contract charge 0.00% Class IA	$420.32	—	—	—	19.09%
	Highest contract charge 0.60% Class IA	$255.00	—	—	—	18.38%
	All contract charges	—	39	$10,599	1.02%	—
2015	Lowest contract charge 0.00% Class IA	$352.93	—	—	—	(5.54)%
	Highest contract charge 0.60% Class IA	$215.41	—	—	—	(6.11)%
	All contract charges	—	40	$9,746	0.68%	—

Multimanager Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$328.00	—	—	—	24.97%
	Highest contract charge 0.90% Class IB	$278.73	—	—	—	23.84%
	All contract charges	—	86	$25,955	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$262.46	—	—	—	(12.75)%
	Highest contract charge 0.90% Class IB	$225.07	—	—	—	(13.53)%
	All contract charges	—	103	$24,756	0.75%	—
2017	Lowest contract charge 0.00% Class IB	$300.80	—	—	—	9.27%
	Highest contract charge 0.90% Class IB	$260.30	—	—	—	8.29%
	All contract charges	—	111	$30,843	0.76%	—
2016	Lowest contract charge 0.00% Class IB	$275.28	—	—	—	19.08%
	Highest contract charge 0.90% Class IB	$240.37	—	—	—	18.01%
	All contract charges	—	144	$36,624	1.02%	—
2015	Lowest contract charge 0.00% Class IB	$231.18	—	—	—	(5.55)%
	Highest contract charge 0.90% Class IB	$203.69	—	—	—	(6.40)%
	All contract charges	—	161	$34,517	0.68%	—

Multimanager Technology
2019	Lowest contract charge 0.00% Class IA	$997.39	—	—	—	37.87%
	Highest contract charge 0.60% Class IA	$500.61	—	—	—	37.04%
	All contract charges	—	67	$28,563	0.15%	—
2018	Lowest contract charge 0.00% Class IA	$723.43	—	—	—	2.29%
	Highest contract charge 0.60% Class IA	$365.30	—	—	—	1.68%
	All contract charges	—	68	$23,252	0.16%	—
2017	Lowest contract charge 0.00% Class IA	$707.20	—	—	—	39.12%
	Highest contract charge 0.60% Class IA	$359.27	—	—	—	38.29%
	All contract charges	—	42	$22,064	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$508.34	—	—	—	8.95%
	Highest contract charge 0.60% Class IA	$259.80	—	—	—	8.30%
	All contract charges	—	43	$17,008	0.01%	—
2015	Lowest contract charge 0.00% Class IA	$466.60	—	—	—	6.29%
	Highest contract charge 0.60% Class IA	$239.90	—	—	—	5.65%
	All contract charges	—	45	$16,131	0.00%	—

Multimanager Technology
2019	Lowest contract charge 0.00% Class IB	$810.86	—	—	—	37.87%
	Highest contract charge 0.90% Class IB	$424.76	—	—	—	36.63%
	All contract charges	—	276	$139,845	0.15%	—
2018	Lowest contract charge 0.00% Class IB	$588.13	—	—	—	2.29%
	Highest contract charge 0.90% Class IB	$310.88	—	—	—	1.37%
	All contract charges	—	293	$107,753	0.16%	—
2017	Lowest contract charge 0.00% Class IB	$574.94	—	—	—	39.12%
	Highest contract charge 0.90% Class IB	$306.69	—	—	—	37.88%
	All contract charges	—	292	$105,528	0.00%	—

FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Technology (Continued)
2016	Lowest contract charge 0.00% Class IB	$413.27	—	—	—	8.94%
	Highest contract charge 0.90% Class IB	$222.44	—	—	—	7.96%
	All contract charges	—	284	$73,856	0.01%	—
2015	Lowest contract charge 0.00% Class IB	$379.34	—	—	—	6.29%
	Highest contract charge 0.90% Class IB	$206.03	—	—	—	5.34%
	All contract charges	—	301	$71,400	0.00%	—

Natural Resources Portfolio
2019	Lowest contract charge 0.00% Class I	$55.07	—	—	—	10.25%
	Highest contract charge 0.00% Class I	$55.07	—	—	—	10.25%
	All contract charges	—	79	$1,356	0.00%	—
2018	Lowest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	Highest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	All contract charges	—	92	$1,916	0.00%	—
2017	Lowest contract charge 0.00% Class I	$61.23	—	—	—	(0.54)%
	Highest contract charge 0.00% Class I	$61.23	—	—	—	(0.54)%
	All contract charges	—	118	$4,277	0.00%	—
2016	Lowest contract charge 0.00% Class II	$61.56	—	—	—	24.82%
	Highest contract charge 0.00% Class II	$61.56	—	—	—	24.82%
	All contract charges	—	102	$3,924	0.00%	—
2015	Lowest contract charge 0.00% Class I	$49.32	—	—	—	(28.84)%
	Highest contract charge 0.00% Class II	$49.32	—	—	—	(28.84)%
	All contract charges	—	86	$2,626	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2019	Lowest contract charge 0.00% Advisor Class	$69.65	—	—	—	11.35%
	Highest contract charge 0.90% Advisor Class	$63.81	—	—	—	10.36%
	All contract charges	—	165	$11,305	4.35%	—
2018	Lowest contract charge 0.00% Advisor Class	$62.55	—	—	—	(14.21)%
	Highest contract charge 0.90% Advisor Class	$57.82	—	—	—	(14.98)%
	All contract charges	—	154	$9,531	1.97%	—
2017	Lowest contract charge 0.00% Advisor Class	$72.91	—	—	—	2.06%
	Highest contract charge 0.90% Advisor Class	$68.01	—	—	—	1.13%
	All contract charges	—	147	$10,603	10.89%	—
2016	Lowest contract charge 0.00% Advisor Class	$71.44	—	—	—	14.87%
	Highest contract charge 0.90% Advisor Class	$67.25	—	—	—	13.85%
	All contract charges	—	136	$9,580	1.02%	—
2015	Lowest contract charge 0.00% Advisor Class	$62.19	—	—	—	(25.66)%
	Highest contract charge 0.90% Advisor Class	$59.07	—	—	—	(26.34)%
	All contract charges	—	132	$8,067	4.22%	—

T. Rowe Price Equity Income Portfolio
2019	Lowest contract charge 0.00% Class II	$239.36	—	—	—	26.04%
	Highest contract charge 0.90% Class II	$219.28	—	—	—	24.91%
	All contract charges	—	69	$16,187	2.08%	—
2018	Lowest contract charge 0.00% Class II	$189.91	—	—	—	(9.69)%
	Highest contract charge 0.90% Class II	$175.55	—	—	—	(10.51)%
	All contract charges	—	70	$13,050	1.80%	—
2017	Lowest contract charge 0.00% Class II	$210.29	—	—	—	15.73%
	Highest contract charge 0.90% Class II	$196.17	—	—	—	14.69%
	All contract charges	—	68	$13,994	1.51%	—
2016	Lowest contract charge 0.00% Class II	$181.71	—	—	—	18.86%
	Highest contract charge 0.90% Class II	$171.04	—	—	—	17.79%
	All contract charges	—	71	$12,645	1.79%	—
2015	Lowest contract charge 0.00% Class II	$152.88	—	—	—	(7.11)%
	Highest contract charge 0.90% Class II	$145.21	—	—	—	(7.94)%
	All contract charges	—	115	$17,055	1.59%	—

FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2015 Allocation
2019	Lowest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	Highest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	All contract charges	—	66	$2,298	1.94%	—
2018	Lowest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	Highest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	All contract charges	—	47	$1,710	1.80%	—
2017	Lowest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	Highest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	All contract charges	—	34	$1,892	1.51%	—
2016	Lowest contract charge 0.00% Class B	$141.64	—	—	—	5.63%
	Highest contract charge 0.00% Class B	$141.64	—	—	—	5.63%
	All contract charges	—	14	$288	1.61%	—
2015	Lowest contract charge 0.00% Class B	$134.09	—	—	—	(1.91)%
	Highest contract charge 0.00% Class B	$134.09	—	—	—	(1.91)%
	All contract charges	—	12	$223	2.33%	—

Target 2025 Allocation
2019	Lowest contract charge 0.00% Class B	$193.04	—	—	—	19.37%
	Highest contract charge 0.80% Class B	$126.00	—	—	—	18.43%
	All contract charges	—	174	$14,449	1.94%	—
2018	Lowest contract charge 0.00% Class B	$161.71	—	—	—	(6.15)%
	Highest contract charge 0.80% Class B	$106.39	—	—	—	(6.90)%
	All contract charges	—	154	$9,626	1.77%	—
2017	Lowest contract charge 0.00% Class B	$172.30	—	—	—	15.42%
	Highest contract charge 0.80% Class B	$114.28	—	—	—	14.50%
	All contract charges	—	119	$7,645	1.85%	—
2016	Lowest contract charge 0.00% Class B	$149.28	—	—	—	7.41%
	Highest contract charge 0.80% Class B(a)	$99.81	—	—	—	6.55%
	All contract charges	—	69	$2,092	1.65%	—
2015	Lowest contract charge 0.00% Class B	$138.98	—	—	—	(2.04)%
	Highest contract charge 0.60% Class B(a)	$93.80	—	—	—	(5.65)%
	All contract charges	—	49	$1,261	1.41%	—

Target 2035 Allocation
2019	Lowest contract charge 0.00% Class B	$204.95	—	—	—	22.33%
	Highest contract charge 0.60% Class B	$131.82	—	—	—	21.59%
	All contract charges	—	155	$7,266	1.74%	—
2018	Lowest contract charge 0.00% Class B	$167.54	—	—	—	(7.17)%
	Highest contract charge 0.60% Class B	$108.41	—	—	—	(7.73)%
	All contract charges	—	83	$4,750	1.71%	—
2017	Lowest contract charge 0.00% Class B	$180.49	—	—	—	17.77%
	Highest contract charge 0.60% Class B	$117.49	—	—	—	17.06%
	All contract charges	—	52	$3,313	1.79%	—
2016	Lowest contract charge 0.00% Class B	$153.26	—	—	—	8.03%
	Highest contract charge 0.60% Class B	$100.37	—	—	—	7.38%
	All contract charges	—	30	$1,344	1.57%	—
2015	Lowest contract charge 0.00% Class B	$141.87	—	—	—	(2.03)%
	Highest contract charge 0.60% Class B(a)	$93.47	—	—	—	(5.98)%
	All contract charges	—	24	$864	1.43%	—

Target 2045 Allocation
2019	Lowest contract charge 0.00% Class B	$212.36	—	—	—	24.34%
	Highest contract charge 0.60% Class B	$135.03	—	—	—	23.60%
	All contract charges	—	74	$4,947	1.86%	—
2018	Lowest contract charge 0.00% Class B	$170.79	—	—	—	(7.98)%
	Highest contract charge 0.60% Class B	$109.25	—	—	—	(8.54)%
	All contract charges	—	51	$2,829	1.88%	—

FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2045 Allocation (Continued)
2017	Lowest contract charge 0.00% Class B	$185.61	—	—	—	19.69%
	Highest contract charge 0.60% Class B	$119.45	—	—	—	18.97%
	All contract charges	—	28	$1,776	1.71%	—
2016	Lowest contract charge 0.00% Class B	$155.07	—	—	—	8.69%
	Highest contract charge 0.60% Class B	$100.40	—	—	—	8.04%
	All contract charges	—	15	$753	1.65%	—
2015	Lowest contract charge 0.00% Class B	$142.67	—	—	—	(2.23)%
	Highest contract charge 0.60% Class B(a)	$92.93	—	—	—	(6.52)%
	All contract charges	—	16	$571	1.91%	—

Target 2055 Allocation
2019	Lowest contract charge 0.00% Class B	$144.67	—	—	—	26.79%
	Highest contract charge 0.60% Class B	$140.66	—	—	—	26.03%
	All contract charges	—	33	$1,713	1.81%	—
2018	Lowest contract charge 0.00% Class B	$114.10	—	—	—	(8.79)%
	Highest contract charge 0.60% Class B	$111.61	—	—	—	(9.33)%
	All contract charges	—	15	$937	1.82%	—
2017	Lowest contract charge 0.00% Class B	$125.09	—	—	—	21.79%
	Highest contract charge 0.60% Class B	$123.10	—	—	—	21.07%
	All contract charges	—	8	$606	1.71%	—
2016	Lowest contract charge 0.00% Class B	$102.71	—	—	—	9.51%
	Highest contract charge 0.60% Class B(a)	$101.68	—	—	—	8.85%
	All contract charges	—	2	$264	1.83%	—
2015	Lowest contract charge 0.00% Class B(a)	$93.79	—	—	—	(6.70)%
	Highest contract charge 0.00% Class B(a)	$93.79	—	—	—	(6.70)%
	All contract charges	—	—	$46	3.95%	—

Templeton Developing Markets VIP Fund
2019	Lowest contract charge 0.00% Class 2	$138.90	—	—	—	26.70%
	Highest contract charge 0.90% Class 2	$127.25	—	—	—	25.56%
	All contract charges	—	135	$18,318	1.04%	—
2018	Lowest contract charge 0.00% Class 2	$109.63	—	—	—	(15.80)%
	Highest contract charge 0.90% Class 2	$101.35	—	—	—	(16.56)%
	All contract charges	—	160	$17,140	0.80%	—
2017	Lowest contract charge 0.00% Class 2	$130.20	—	—	—	40.41%
	Highest contract charge 0.90% Class 2	$121.46	—	—	—	39.16%
	All contract charges	—	137	$17,444	0.96%	—
2016	Lowest contract charge 0.00% Class 2	$92.73	—	—	—	17.44%
	Highest contract charge 0.90% Class 2	$87.28	—	—	—	16.39%
	All contract charges	—	104	$9,563	0.81%	—
2015	Lowest contract charge 0.00% Class 2	$78.96	—	—	—	(19.60)%
	Highest contract charge 0.90% Class 2	$74.99	—	—	—	(20.33)%
	All contract charges	—	101	$7,804	1.97%	—

Templeton Global Bond VIP Fund
2019	Lowest contract charge 0.00% Class 2	$129.62	—	—	—	2.01%
	Highest contract charge 0.90% Class 2	$118.74	—	—	—	1.09%
	All contract charges	—	668	$48,514	7.12%	—
2018	Lowest contract charge 0.00% Class 2	$127.06	—	—	—	1.94%
	Highest contract charge 0.90% Class 2	$117.46	—	—	—	1.01%
	All contract charges	—	643	$46,400	0.00%	—
2017	Lowest contract charge 0.00% Class 2	$124.64	—	—	—	1.92%
	Highest contract charge 0.90% Class 2	$116.28	—	—	—	1.02%
	All contract charges	—	586	$45,630	0.00%	—
2016	Lowest contract charge 0.00% Class 2	$122.29	—	—	—	2.94%
	Highest contract charge 0.90% Class 2	$115.11	—	—	—	2.01%
	All contract charges	—	529	$41,472	0.00%	—
2015	Lowest contract charge 0.00% Class 2	$118.80	—	—	—	(4.30)%
	Highest contract charge 0.90% Class 2	$112.84	—	—	—	(5.17)%
	All contract charges	—	529	$42,461	7.79%	—

FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Growth VIP Fund
2019	Lowest contract charge 0.00% Class 2	$178.02	—	—	—	15.15%
	Highest contract charge 0.90% Class 2	$163.09	—	—	—	14.12%
	All contract charges	—	29	$4,967	2.77%	—
2018	Lowest contract charge 0.00% Class 2	$154.60	—	—	—	(14.85)%
	Highest contract charge 0.90% Class 2	$142.91	—	—	—	(15.62)%
	All contract charges	—	29	$4,401	1.97%	—
2017	Lowest contract charge 0.00% Class 2	$181.56	—	—	—	18.50%
	Highest contract charge 0.90% Class 2	$169.37	—	—	—	17.44%
	All contract charges	—	30	$5,260	1.60%	—
2016	Lowest contract charge 0.00% Class 2	$153.21	—	—	—	9.62%
	Highest contract charge 0.90% Class 2	$144.22	—	—	—	8.64%
	All contract charges	—	31	$4,575	2.03%	—
2015	Lowest contract charge 0.00% Class 2	$139.77	—	—	—	(6.48)%
	Highest contract charge 0.90% Class 2	$132.75	—	—	—	(7.33)%
	All contract charges	—	33	$4,511	2.55%	—

VanEck VIP Global Hard Assets Fund
2019	Lowest contract charge 0.00% Class S Shares	$66.70	—	—	—	11.56%
	Highest contract charge 0.90% Class S Shares	$61.09	—	—	—	10.53%
	All contract charges	—	162	$10,697	0.00%	—
2018	Lowest contract charge 0.00% Class S Shares	$59.79	—	—	—	(28.42)%
	Highest contract charge 0.90% Class S Shares	$55.27	—	—	—	(29.07)%
	All contract charges	—	143	$8,441	0.00%	—
2017	Lowest contract charge 0.00% Class S Shares	$83.53	—	—	—	(1.97)%
	Highest contract charge 0.90% Class S Shares	$77.92	—	—	—	(2.86)%
	All contract charges	—	151	$12,427	0.00%	—
2016	Lowest contract charge 0.00% Class S Shares	$85.21	—	—	—	43.40%
	Highest contract charge 0.90% Class S Shares	$80.21	—	—	—	42.14%
	All contract charges	—	155	$12,986	0.38%	—
2015	Lowest contract charge 0.00% Class S Shares	$59.42	—	—	—	(33.62)%
	Highest contract charge 0.90% Class S Shares	$56.43	—	—	—	(34.23)%
	All contract charges	—	147	$8,559	0.03%	—

Vanguard Variable Insurance Fund - Equity Index Portfolio
2019	Lowest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	Highest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	All contract charges	—	42	$14,834	2.12%	—
2018	Lowest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	Highest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	All contract charges	—	48	$13,016	1.56%	—
2017	Lowest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	Highest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	All contract charges	—	31	$8,898	1.78%	—
2016	Lowest contract charge 0.60% Common Shares	$236.19	—	—	—	11.14%
	Highest contract charge 0.60% Common Shares	$236.19	—	—	—	11.14%
	All contract charges	—	31	$7,243	2.38%	—
2015	Lowest contract charge 0.60% Common Shares	$212.51	—	—	—	0.66%
	Highest contract charge 0.60% Common Shares	$212.51	—	—	—	0.66%
	All contract charges	—	37	$7,894	1.66%	—

(a)	Units were made available on May 26, 2015.
(b)	Units were made available on March 27, 2015.
(c)	Units were made available on May 20, 2016.
(d)	Units were made available on May 19, 2017.
(e)	Units were made available on October 22, 2018.
(f)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(g)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.

FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2019

8.	Financial Highlights (Concluded)

(h)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
(i)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
(j)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(k)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(l)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(m)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(n)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(o)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(p)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.
(q)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(r)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.
(s)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.
(t)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.
(u)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.
(v)	Units were made available on July 15, 2019.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations (“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the “Surviving Portfolio”) will replace interests in the current investment options (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Science and Technology	EQ/MFS Technology
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-171

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

F-1

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

F-2

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

F-3

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

F-4

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

F-5

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

F-6

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

F-7

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

F-8

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

F-9

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

F-10

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

F-11

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

F-12

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this

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review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

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Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

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Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

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Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

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Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

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•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

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Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

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A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

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Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

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For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

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This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

F-21

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

F-22

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect

F-23

on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

F-24

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

F-25

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

F-26

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

F-27

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

F-28

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

F-29

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

F-30

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

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Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

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Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or

F-33

less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

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	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

F-35

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

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The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

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Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

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The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

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The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

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Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

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Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the

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credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract

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account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

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The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

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	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

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(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

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The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

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Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed

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debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

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The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

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•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

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Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

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Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

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The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

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During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

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	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

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11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

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Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

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AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

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Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

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Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

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The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

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2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

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The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with

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one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

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	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

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The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

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In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

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16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of

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income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

F-71

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

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Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

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Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

F-74

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

F-75

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

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21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

F-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

F-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

F-79

Incentive Life®‘06

An individual flexible premium variable life insurance policy issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company with variable investment options offered under the Company’s Separate Account FP.

Prospectus dated May 1, 2020

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. This prospectus supersedes all prior prospectuses and supplements. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

This prospectus describes the Incentive Life® ‘06 policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy’s material features, benefits, rights and obligations, as well as other information. The description of the policy’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. To make this prospectus easier to read, we sometimes use different words than the policy. The Company or your financial professional can provide any further explanation about your policy.

This policy is no longer being sold. This prospectus is for current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

What is Incentive Life® ‘06?

Incentive Life® ‘06 provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

Variable investment options

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(3)
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World®
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation(1)
•	EQ/All Asset Growth Allocation(2)
•	EQ/American Century Mid Cap Value(3)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(2)(3)
•	EQ/ClearBridge Large Cap Growth
•	EQ/Common Stock Index
•	EQ/Conservative Allocation(1)
•	EQ/Conservative-Plus Allocation(1)
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(2)
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(3)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index

Variable investment options

•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(2)
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology(3)
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation(1)
•	EQ/Moderate-Plus Allocation(1)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth(3)
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Mid Cap
•	Franklin Mutual Shares VIP
•	Franklin Small Cap Value VIP
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	PIMCO CommodityRealReturn® Strategy
•	T. Rowe Price Equity Income II
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation
•	Templeton Developing Markets VIP
•	Templeton Global Bond VIP
•	Templeton Growth VIP
•	VanEck VIP Global Hard Assets

(1)	Also referred to as an ”EQ Allocation investment option“ in this prospectus.
(2)

This is the variable investment option’s new name. Please see “About the Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of the prospectus.

(3)

This is the surviving variable investment option of a Portfolio merger. Please see “About the Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding ”Portfolio“ that is part of one of the trusts (the ”Trusts“), which are mutual funds. Please see ”About the Portfolios of the Trusts“ for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy‘s insured person dies will generally be income tax free.

The Securities and Exchange Commission (”SEC“) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

#844084/AA & ADL

Other choices you have.  You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as ”premiums“) to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for the first five policy years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by ”riders“ to your policy.

Other policies.  We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with another policy may not be to your advantage. You can contact us to find out more about any other insurance policy.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a web-site, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-777-6510 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

Contents of this Prospectus

“Financial professional” means the registered representative of either Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN) or an unaffiliated broker which has entered into a selling agreement with Equitable Distributors, LLC who is offering you this policy.

When we address the reader of this prospectus with words such as “you“ and “your,“ we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy’s owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word “owner” therefore refers to all owners.

When we use the word “state,” we also mean any other local jurisdiction whose laws or regulations affect a policy.

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4

An index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

Administrative Office	16
age	55
Allocation Date	8
alternative death benefit	9
amount at risk	51
anniversary	6
assign; assignment	55
automatic transfer service	54
Equitable	15
Access Account	48
Equitable Holdings, Inc.	15
basis	37
beneficiary	9, 48
business day	54
Cash Surrender Value	11
Code	6
collateral	32
cost of insurance charge	51
cost of insurance rates	51
customer loyalty credit	48
day	54
default	6
disruptive transfer activity	58
face amount	8
five-year no-lapse guarantee	43
grace period	7
Guaranteed Interest Account	8
guarantee premium	7
guaranteed interest option	8
Incentive Life® ‘06	1
insured person	1
Internet	16
investment funds	8
investment option	1
issue date	55
lapse	6
loan extension	33
loan, loan interest	32
Long Term Care ServicesSM Rider	38, 46
market timing	58

Page

modified endowment contract	36
month, year	55
monthly deduction	14
net cash surrender value	34
net policy account value	29
Option A, B	9
our	1
owner	3
paid up	7, 34
paid up death benefit guarantee	7, 43
partial withdrawal	34
payment option	48
planned initial premium	6
planned periodic premium	6
policy	1
policy account value	29
Portfolio	1
premium payments	6
prospectus	1
rebalancing	31
receive	54
restore, restoration	7
riders	2
SEC	1
Separate Account FP	17
state	3
subaccount	17
surrender	34
surrender charge	50
target premium	62
transfers	30
Trusts	1
unit values	16
units	29
us	1
variable investment option	1
we	1
withdrawal	34
you, your	3

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1. Risk/benefit summary: Policy features, benefits and risks

Incentive Life® ‘06 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this “base policy” are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus.

How you can pay for and contribute to your policy

Premium payments.  We call the amounts you contribute to your policy “premiums” or “premium payments.” The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

Section 1035 exchanges of policies with outstanding loans.  If we approve, you may purchase an Incentive Life® ‘06 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the “Code”). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life® ‘06 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life® ‘06 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see “Borrowing from your policy” later in this prospectus).

You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured’s 100th birthday, so long as you don’t exceed certain limits determined by the federal income tax laws applicable to life insurance.

Limits on premium payments.  The federal tax law definition of “life insurance” limits your ability to pay certain high levels of premiums (relative to the amount of your policy’s insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a “modified endowment contract,” which may subject you to additional taxes and penalties on any distributions from your policy. See “Tax information” later in this prospectus. We may return any premium payments to you that would exceed those limits.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time your policy account value is high enough that the “alternative higher death benefit” discussed later in this section would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Planned periodic premiums.  Page 3 of your policy will specify a “planned periodic premium.” This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

The minimum amount of premiums you must pay

Policy “lapse” and termination.  Your policy will lapse (also referred to in your policy as “default”) if your “net policy account value” is not enough to pay your policy’s monthly charges when due unless:

•

you have paid sufficient premiums to maintain the five-year no-lapse guarantee, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see “You can guarantee that your policy will not terminate during the first five years” below);

•

you are receiving monthly benefit payments under the Long Term Care ServicesSM Rider (see “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus);

•

you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see “You can elect a “paid up” death benefit guarantee” below); or

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•	your policy has an outstanding loan that would qualify for “loan extension.”

(“Policy account value” and “net policy account value” are explained under “Determining your policy’s value” later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

Your policy will terminate if you don’t pay enough premiums (i) to pay the charges we deduct or (ii) to maintain the five-year no-lapse guarantee that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See “Tax information,” later in this prospectus.

Restoring a terminated policy.  To have your policy “restored” (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. The five-year no-lapse guarantee will not be restored after the policy terminates.

You can guarantee that your policy will not terminate during the first five years

You can generally guarantee that your policy will not terminate for the first five policy years by paying at least certain specified amounts of premiums. We call these amounts “guarantee premiums” and they will be set forth on page 3 of your policy. We call this guarantee against termination our “no lapse guarantee.” In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

•

You have satisfied the “guarantee premium test” (discussed in “guarantee premium test for the five-year no lapse guarantee” under “More information about policy benefits” later in this prospectus); and

•	Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

If you pay at least certain prescribed amounts of premiums, and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse during the first five policy years, even if the value in your policy becomes insufficient to pay the monthly charges.

You can elect a “paid up” death benefit guarantee

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our “paid up” death benefit guarantee at any time after the fourth year of your policy if the insured’s attained age is 99 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy’s face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care ServicesSM Rider at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see “Paid up death benefit guarantee” under “More information about policy features and benefits” later in this prospectus.

You can receive an accelerated death benefit under the Long Term Care ServicesSM Rider

In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy’s death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care ServicesSM

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Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus.

Investment options within your policy

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the “Investment Start Date”).

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see “Your right to cancel within a certain number of days,” later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will reallocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the “Allocation Date” is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and the Company. The policy is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. If your policy is sold by a financial professional of Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”), your financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

You can choose among variable investment options.

Variable investment options.  The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as “Investment Funds.”) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under “About the Portfolios of the Trusts.”

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). We may add or delete variable investment options or Portfolios at any time.

If you elect the paid up death benefit guarantee, your choice of variable investment options will be limited to the EQ Allocation investment options, or those investment options we are then making available under the rider (see “Other benefits you can add by rider” under “More information about policy features and benefits”).

Guaranteed interest option.  You can also allocate some or all of your policy’s value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the “Guaranteed Interest Account.”)

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see “Paid up death benefit guarantee” under “More information about policy features and benefits” later in this prospectus.

We will pay at least 2% annual interest on our guaranteed interest option.

About your life insurance benefit

Your policy’s face amount.  In your application to buy an Incentive Life® ‘06 policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the “face amount” of the base policy. $100,000 is the minimum amount of coverage you can request.

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If the insured person dies, we pay a life insurance benefit to the “beneficiary” you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. (See “Your options for receiving policy proceeds” under “More information about policy features and benefits” later in this prospectus.)

Your policy’s “death benefit” options.  In your policy application, you also choose whether the basic amount (or “benefit”) we will pay if the insured person dies is:

•

Option A — The policy’s face amount on the date of the insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy face amount;

— or —

•

Option B — The face amount plus the “policy account value” on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your “policy account value” is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under “Determining your policy’s value” later in this prospectus.)

Under Option B, your policy’s death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

Alternative higher death benefit in certain cases

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code’s definition of “life insurance.”

We will automatically pay an alternative death benefit if it is higher than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy account value on the insured person’s date of death by a percentage specified in your policy. The percentage depends on the insured person’s age. Representative percentages are as follows:

If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.

Age:*	40 and under	45	50	55	60	65
%:	250%	215%	185%	150%	130%	120%
Age:	70	75-90	91	92	93	94-Over
%:	115%	105%	104%	103%	102%	101%
*	For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life® ‘06 policy to satisfy the definition of “life insurance contract” under Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life® ‘06 policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.  We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We

9

reduce it by the amount of the living benefits payment plus interest. See “Your option to receive a terminal illness living benefit” later in this prospectus. Under the Long Term Care ServicesSM Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit.

Death benefit if your policy is on loan extension.  Your policy offers an additional feature against policy termination due to an outstanding loan, called “loan extension.” Availability of this feature is subject to certain terms and conditions, including that you must have had your policy in force at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see “Borrowing from your policy” under “Accessing your money.”

Subject to certain restrictions you can request a change in your death benefit option.

Change of death benefit option.  If you change from Option A to Option B, we automatically reduce your base policy’s face amount by an amount equal to your policy account value at the time of the change. We may refuse this change if the policy’s face amount would be reduced below $100,000. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 80, if the paid up death benefit guarantee is in effect or your policy is on loan extension. Also, changes from Option A to Option B may cause certain policy benefits to be unavailable.

If you change from Option B to Option A, we automatically increase your base policy’s face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option B to Option A any time after the second policy year and before the policy anniversary nearest the insured’s 100th birthday.

If the alternative death benefit (referenced above) is higher than the base policy’s death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under your policy while the Long Term Care ServicesSM Rider is in effect. Please refer to “Tax information” later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

You can increase or decrease your insurance coverage

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy’s face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to “Tax information” for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if the insured person has reached age 81 or you have elected the accounting benefit endorsement. Moreover, we will not approve a face amount increase while the Long Term Care ServicesSM Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care ServicesSM Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

Face amount increases.  We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same or better underwriting classification. An additional ten-year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See “Risk/benefit summary: Charges and expenses you will pay.”

Face amount decreases.  You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code’s definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

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If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy’s face amount or change your death benefit option. This may be necessary in order to preserve your policy’s status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

Accessing your money

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See “More information about policy features and benefits: Other benefits you can add by rider: Long Term Care ServicesSM Rider” later in this prospectus. We will charge interest on the amount of the loan. See “Borrowing from your policy” later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under “Surrendering your policy for its net cash surrender value”) at any time after the first year of your policy and before the policy anniversary nearest to the insured’s 100th birthday. Partial withdrawals are not permitted you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care ServicesSM Rider. See “Making withdrawals from your policy” later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See “Surrendering your policy for its net cash surrender value” later in this prospectus. See “Tax information” later in this prospectus, for the tax treatment of the various ways in which you can access your money.

Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•

If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any five-year no lapse guarantee, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

•

If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy’s Grace Period provision and any loan extension endorsement you may have.

•

We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in “Tables of policy charges” under “Risk/benefit summary: Charges and expenses you will pay”.

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•

Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

How the Incentive Life® ‘06 variable life insurance policy is available

Incentive Life® ‘06 was primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see “Tax information” for more information. Incentive Life® ‘06 was available for issue ages 0 to 85.

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2. Risk/benefit summary: Charges and expenses you will pay

Tables of policy charges

For more information about some of these charges, see “Deducting policy charges” under “More information about certain policy charges” later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about certain policy charges.”

Transaction Fees
Charge	When charge is deducted	Amount deducted
Premium charge	From each premium	6% of each premium(1)
Surrender (turning in) of your policy during its first 10 years or the first 10 years after you have requested an increase in your policy’s face amount(3)	Upon surrender	Initial surrender charge per $1,000 of initial base policy face amount or per $1,000 of requested base policy face amount increase:(2) Highest: $47.91 Lowest: $10.96 Representative: $19.21(4)
Request a decrease in your policy’s face amount	Effective date of the decrease	A pro rata portion of the charge that would apply to a full surrender at the time of the decrease.
Transfers among investment options	Upon transfer	$25 per transfer.(5)
Adding a living benefits rider	At the time of the transaction	$100 (if elected after policy issue)
Exercise of option to receive a “living benefit”	At the time of the transaction	$250

Special services charges

• Wire transfer charge(6)	At the time of the transaction	Current and Maximum Charge: $90

• Express mail charge(6)	At the time of the transaction	Current and Maximum Charge: $35

• Policy illustration charge(7)	At the time of the transaction	Current Charge: $0 Maximum Charge: $25

• Duplicate policy charge(7)	At the time of the transaction	Current and Maximum Charge: $35

• Policy history charge(7)(8)	At the time of the transaction	Current and Maximum Charge: $50

• Charge for returned payments(7)	At the time of the transaction	Current and Maximum Charge: $25

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Amount deducted
Administrative charge(9)	Monthly	(1) Policy Year	Amount deducted

		1	$20

		2+	$15

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Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Amount deducted

plus

(2)  Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase that exceeds the highest previous face amount:

Policy Years 1–10 (and any 10 year period following a face amount increase):

Highest: $0.30

Lowest: $0.06

Representative: $0.07(4)

Cost of insurance charge(9)(10)	Monthly	Chargeper $1,000 of the amount for which we are at risk:(11) Highest:$83.34 Lowest:$0.06 Representative:$0.14(12)

Mortality and expense risk charge	Monthly	Policy Year 1-10 11+	Annual % of your value in our variable investment options 1.00% 0.50%

Loan interest spread(13)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount.
Optional rider charges	While the rider is in effect
Children’s term insurance	Monthly	Charge per $1,000 of rider benefit amount: $0.50
Disability deduction waiver	Monthly	Percentage of all other monthly charges: Highest: 132% Lowest: 7% Representative: 12%(12)
Disability premium waiver	Monthly

Charge for disability premium waiver per $1,000 of benefit for which such rider is purchased:(14)

Initial base policy face amount:(15)

Highest: $0.69

Lowest: $0.02

Representative: $0.07(12)

Children’s term insurance:

Highest: $0.03

Lowest: $0.01

Representative: $0.01(12)

Long Term Care ServicesSM Rider:

Highest: $0.02

Lowest: $0.0009

Representative: $0.003(12)

Long-Term Care ServicesSM Rider	Monthly	Charge per $1,000 of the amount for which we are at risk:(16) Highest: $1.18 Lowest: $0.08 Representative: $0.22(17)
(1)

Currently, we reduce this charge to 4% after an amount equal to two ”target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount, among other factors. If your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see “Accounting benefit endorsement” in “More information about policy features and benefits” later in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount.

(2)

If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see “Accounting benefit endorsement” in “More information about policy features and benefits” later in this prospectus).

(3)	The surrender charge attributable to an increase in your policy’s face amount is in addition to any remaining surrender charge attributable to the policy’s initial face amount.

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(4)	This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class.
(5)

No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(6)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(7)	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More information about certain policy charges” for more information.
(8)	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More information about certain policy charges” for more information.
(9)	Not applicable after the insured person reaches age 100.
(10)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(11)	Our amount “at risk” is the difference between the amount of death benefit and the policy account value as of the deduction date.
(12)	This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(13)

We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(14)

Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, any children’s term insurance and/or any Long Term Care ServicesSM Rider that you have added to your policy and to any base policy face amount increases.

(15)

The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(16)	Our amount “at risk” for this rider is the long-term care specified amount minus your policy account value, but not less than zero.
(17)	This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)(1)	Lowest 0.58%	Highest 2.37%

(1)

“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2021 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2021. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(*)	Lowest 0.58%	Highest 2.26%

(*)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

How we allocate charges among your investment options

In your application for a policy, you tell us from which investment options you want us to take the policy’s monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the paid-up death benefit guarantee is in effect, we will allocate the deduction among your investment options proportionately to your value in each.

Changes in charges

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see “Our taxes” under “Tax information” later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy holders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

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3. The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

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How to reach us

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to “Telephone and Internet requests” for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

By mail:

At the Post Office Box for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

P.O. Box 1047

Charlotte, North Carolina 28201-1047

By express delivery only:

At the Street Address for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

8501 IBM Drive, Suite 150

Charlotte, North Carolina 28262-4333

1-704-341-7000 (for express delivery purposes only)

By Phone:

Monday through Thursday, 8:00 am to 7:00 pm and Friday, 8:00 am to 5:30 pm, Eastern Time: 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

By e-mail:

life-service@equitable.com

By fax:

1-855-268-6378

By Internet:

You may register for online account access at www.equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

Required Forms. We require that the following types of communications be on specific forms we provide for that purpose:

(1)	request for our automatic transfer service (our dollar cost averaging service);

(2)	request for our asset rebalancing service;

(3)	transfers among Investment options (if submitted by e-mail);

(4)	designation of new policy owner(s); and

(5)	designation of new beneficiary(ies).

Other Requests.  We also have specific forms that we recommend you use for the following:

(a)	policy surrenders;

(b)	transfers among investment options (not submitted by e-mail);

(c)	changes in allocation percentages for premiums and deductions; and

(d)	electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by phone (2) over the Internet, through www.equitable.com or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see “How to make transfers” and “Telephone and Internet requests” later in this prospectus. In the future, we may require that certain requests be completed over the Internet.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as “market timing.” (See “Disruptive transfer activity” in “More information about other matters.”)

Formal Requirements.  Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person’s name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

eDelivery

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

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About our Separate Account FP

Each variable investment option is a part (or “subaccount”) of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of the Company’s other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life® ‘06 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to the Company’s separate accounts in connection with the Company’s variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Advisors Trust and Equitable Premier VIP Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

Your voting privileges

Voting of Portfolio shares.  As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio’s shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

Voting as policy owner.  In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life® ‘06 and other policies that Separate Account FP supports.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

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4. About the Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG, a wholly owned subsidiary of the Company, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓ “ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could

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result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Portfolios of the Trusts

EQ Premier VIP Trust(++) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND(*)(1)	Seeks to achieve high total return through a combination of current income and capital appreciation.	• AXA Investment Managers, Inc. • Brandywine Global Investment Management, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.

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EQ Premier VIP Trust(++) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2025 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	Seeks a high level of total return.	• Equitable Investment Management Group, LLC • Palisade Capital Management, L.L.C.
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT DOUBLELINE OPPORTUNISTIC BOND	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SMALL CAP VALUE(**)(1)	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SMARTBETA EQUITY	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/500 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/ALL ASSET GROWTH ALLOCATION(*)(2)	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE(**)(2)	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BLACKROCK BASIC VALUE EQUITY	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/CAPITAL GROUP RESEARCH(*)(3)(**)(3)	Seeks to achieve long-term growth of capital.	• Capital International, Inc. • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN RISING DIVIDENDS	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN STRATEGIC INCOME	Seeks a high level of current income. A secondary goal is long-term capital appreciation.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/GLOBAL BOND PLUS	Seeks to achieve capital growth and current income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Wells Fargo Asset Management (International) Limited and Wells Capital Management, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE(**)(4)	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE(*)(4)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS MID CAP FOCUSED GROWTH	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY(**)(6)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400 Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY(+++)	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(+)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH(**)(5)	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Morgan Stanley Investment Management Inc.
EQ/PIMCO REAL RETURN	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO TOTAL RETURN	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company LLP
MULTIMANAGER AGGRESSIVE EQUITY	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U.S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • DoubleLine Capital LP • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

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American Funds Insurance Series® Portfolio Name — Class 4 Shares	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
GLOBAL SMALL CAPITALIZATION FUND	The fund’s investment objective is to provide long-term growth of capital.	• Capital Research and Management Company
NEW WORLD FUND®	The fund’s investment objective is long-term capital appreciation.	• Capital Research and Management Company

Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	The fund seeks high total return through a combination of current income and capital appreciation.	• Fidelity Management & Research Company (FMR)
FIDELITY® VIP MID CAP PORTFOLIO	The fund seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)

Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FRANKLIN MUTUAL SHARES VIP FUND	Seeks capital appreciation. Its secondary goal is income.	• Franklin Mutual Advisers, LLC
FRANKLIN SMALL CAP VALUE VIP FUND	Seeks long-term total return.	• Franklin Mutual Advisers, LLC
TEMPLETON DEVELOPING MARKETS VIP FUND	Seeks long-term capital appreciation.	• Templeton Asset Management Ltd.
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.
TEMPLETON GROWTH VIP FUND	Seeks long-term capital growth.	• Templeton Global Advisors Limited

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

MFS® Variable Insurance Trusts — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

PIMCO Variable Insurance Trust — Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC

T. Rowe Price Equity Series, Inc. Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	• T. Rowe Price Associates, Inc.

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VanEck VIP Trust — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation
(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++)	Formerly known AXA Premier VIP Trust.
(+++)	For this Portfolio only, we offer Class IA Shares — not Class IB Shares.
(*)

This information reflects the variable investment option’s name. The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option Name

(1)	Charter Multi-Sector Bond

(2)	All Asset Growth-Alt 20

(3)	EQ/Capital Guardian Research

(4)	EQ/MFS International Value
(**)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(1)	Charter Small Cap Value	1290 VT Small Cap Value

(2)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(3)	EQ/UBS Growth & Income	EQ/Capital Guardian Research

(4)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(5)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

(6)	EQ/MFS Technology II	EQ/MFS Technology

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

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5. Determining your policy’s value

Your policy account value

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your “policy account value.” You instruct us to allocate your policy account value to one or more of the policy’s investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See “Borrowing from your policy” later in this prospectus. Your “net policy account value” is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any “restricted” amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our “Guaranteed Interest Account.”) Your policy account value is subject to certain charges discussed in “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.

Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.

Your policy’s value in our variable investment options.  We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by “units.”

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy’s variable investment options, we “redeem” (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you “purchase” additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio’s shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day’s value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

Your policy’s value in our guaranteed interest option.  Your policy’s value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any “restricted” amounts that we hold in that option as a result of your election to receive a living benefit. See “Your option to receive a terminal illness living benefit” later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy’s value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

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6. Transferring your money among our investment options

Transfers you can make

You can transfer among our variable investment options and into our guaranteed interest option.

After your policy’s Allocation Date, you can transfer amounts from one investment option to another. Unless the paid up death benefit guarantee is in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee is in effect. For more information, see “Paid up death benefit guarantee” in “More information about policy features and benefits.” If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see “Investment options within your policy” in “Risk/benefit summary: Policy features, benefits and risks” for more information about your role in managing your allocations.

Current unrestricted transfers out of the guaranteed interest option.   We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the “How to make transfers” section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as “restricted” amounts as a result of your election to receive a living benefit, if available under your policy. Finally, there may be a charge for making this transfer. Please see “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

Disruptive transfer activity.  We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “More information about other matters”).

How to make transfers

Internet transfers. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our www.equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

Online transfers.  You can make online transfers by following one of two procedures:

•	For individually owned policies for which you are the owner, by logging onto our website, described under “By Internet” in “How to reach us” earlier in this prospectus; or

•	For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.equitable.com or by contacting our Administrative Office.

For more information, see “Telephone and Internet requests” later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

Transfers through our Administrative Office.  You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

Our automatic transfer service

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low, and fewer units if the unit’s value is high. Therefore, you may achieve a lower average cost per unit over the long term.

30

Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.

Our automatic transfer service (also referred to as our “dollar cost averaging service”) enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

Our asset rebalancing service

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. The guaranteed interest option is not an available investment option with the asset rebalancing service.

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7. Accessing your money

Borrowing from your policy

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care ServicesSM Rider. See “More information about policy features and benefits: Other benefits you can add by rider: Long Term Care ServicesSM Rider” later in this prospectus. See “Your option to receive a terminal illness living benefit” below. The minimum loan amount generally is $500.

You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan’s repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

•	you cannot make transfers or withdrawals of the collateral;

•	we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

•	we do not count the collateral when we compute our customer loyalty credit; and

•	the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

Loan interest we charge.  The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3% or (b) the “Monthly Average Corporate” yield published in Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

Interest that we credit on loan collateral.  Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy’s first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy’s 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy’s investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

Effects of a policy loan.  If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy’s proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance

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remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the five-year guarantee against lapse to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See “Tax information” below for a discussion of the tax consequences of a policy loan.

Paying off your loan.  You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care ServicesSM Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don’t instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care ServicesSM Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.

Loan extension

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on “loan extension,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

•	The net policy account value is not sufficient to cover the monthly deductions then due;

•	The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

•	You have selected Death Benefit Option A;

•	You have not received a payment under either the living benefits rider or the Long Term Care ServicesSM Rider;

•	The policy is not in a grace period; and

•	No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

•	We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

•

Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

•

Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

•	No additional loans or partial withdrawals may be requested.

•	No changes in face amount or death benefit option may be requested.

•

No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

•	All additional benefit riders and endorsements will terminate, including the Long Term Care ServicesSM Rider.

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•	No future allocations or transfers to the investment options will be accepted.

•	The paid up death benefit guarantee if applicable, may not be elected.

•	The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)	The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured’s death, multiplied by a percentage shown in your policy;

(b)	The outstanding loan and accrued loan interest, plus $10,000; or

(c)	The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

Making withdrawals from your policy

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured’s attained age 100, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care ServicesSM Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care ServicesSM Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. We will not deduct a charge for making a partial withdrawal.

You can withdraw all or part of your policy’s net cash surrender value, although you may incur tax consequences by doing so.

Effect of partial withdrawals on insurance coverage.  If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy’s face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the five-year no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the five-year no-lapse guarantee.

You should refer to “Tax information” below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see “Paid up death benefit guarantee” in “More information about policy features and benefits.”

Surrendering your policy for its net cash surrender value

Upon written request satisfactory to us, you can surrender (give us back) your policy for its “net cash surrender value” at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is “restricted” as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long Term Care ServicesSM Rider, and minus any surrender charge that then remains applicable. The surrender charge is described in “Charges and expenses you will pay” earlier in this prospectus.

Please refer to “Tax information” below for the possible tax consequences of surrendering your policy.

Your option to receive a terminal illness living benefit

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the

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policy’s death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long Term Care ServicesSM Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care ServicesSM Rider. Long Term Care ServicesSM Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a “lien” we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy’s net cash surrender value to the policy’s guaranteed interest option. This amount, together with the interest we charge thereon, will be “restricted”— that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy’s value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See “Tax information” below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

You can arrange to receive a “living benefit” if the insured person becomes terminally ill.

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8. Tax information

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

Basic income tax treatment for you and your beneficiary

An Incentive Life® ‘06 policy will be treated as “life insurance” for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the “Code”) and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

•	the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and

•

increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See “Assigning your policy” later in this prospectus. See also special rules below for “Business and employer owned policies,” and for the discussion of insurable interest under “Other information.”

Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a “modified endowment contract” (sometimes also referred to as a “MEC”). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

Testing for modified endowment contract status.  Your policy will be a “modified endowment contract” if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. (“Paid up” means that no future premiums would be required.) This is called the “seven-pay” test.

Whenever there is a “material change” under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy’s face amount or selection of additional rider benefits or certain other changes.

If your policy’s benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See “Changes we can make” later in this prospectus.

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Taxation of pre-death distributions if your policy is not a modified endowment contract.  As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your “basis” in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. In addition, if a policy terminates after a grace period, the extinguishment of any then-outstanding policy loan and unpaid loan interest will be treated as a distribution and could be subject to tax under the foregoing rules. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

Policy loans.  Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value; (3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract (“MEC”), any loan will be treated as a distribution when made, and thus may be taxable at such time.

Taxation of pre-death distributions if your policy is a modified endowment contract.  Any distribution from your policy will be taxed on an “income-first” basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the Company (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

If your policy terminates after a grace period, the extinguishment of any then outstanding policy loan and unpaid loan interest will be treated as a distribution (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified

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endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

Policy changes.  Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

Restoration of a terminated policy.  For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

Tax treatment of living benefits rider or Long Term Care ServicesSM Rider under a policy with the applicable rider

Living benefits rider.  Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law’s definition of terminally ill and can qualify for this income tax exclusion.

Long Term Care ServicesSM Rider.  Benefits received under the Long Term Care ServicesSM Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101(g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act (“HIPAA”) per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care ServicesSM Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care ServicesSM Rider are generally not considered deductible for income tax purposes. The Long Term Care ServicesSM Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care ServicesSM Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

Under either rider,  if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

Business and employer owned policies

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

Requirements for income tax free death benefits.  Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner’s income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance

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policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term “material” has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance.  Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called “split-dollar” arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy’s average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity’s other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

Uses of policy which may be scrutinized. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS “Recognized Abusive and Listed Transactions” and how they may affect your policy.

Requirement that we diversify investments

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

Estate, gift, and generation-skipping taxes

If the policy’s owner is the insured person, the death benefit will generally be includable in the owner’s estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner’s estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person’s taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse’s exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person’s spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2020, indexed for inflation).

As a general rule, if you make a “transfer” to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent “skips” his or her children and names his or her grandchildren as a policy’s beneficiaries. In that case, the generation-skipping “transfer” would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.

The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

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If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

Pension and profit-sharing plans

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

Split-dollar and other employee benefit programs

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person’s consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% Tax on Net Investment Income or “NII”

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer’s NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

Our taxes

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and

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our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Possibility of future tax changes and other tax information

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes

In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this tax information section, several IRS Notices collectively provide special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary (“1980 CSO”) mortality tables.

The Notices provide “safe harbor” guidance which would not require certain 2009 or later changes to cause tax testing to become subject to any prevailing mortality tables subsequent to the 1980 CSO mortality tables. This safe harbor guidance covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO mortality tables. Certain ratings changes and requests for substitution of the insured will not be permitted in the absence of further guidance. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

Other information

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

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You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio’s shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy’s proportionate share of the assets of the Separate Account.

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9. More information about policy features and benefits

Guarantee premium test for the five-year no-lapse guarantee

We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. We refer to this guarantee as our “five-year no-lapse guarantee” and you can read more about it in “You can guarantee that your policy will not terminate before a certain date” in “Risk/benefit summary: Policy features, benefits and risks,” earlier in this prospectus.

Guarantee premium test.  If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the five-year no-lapse guarantee and guarantee premiums for any optional riders that are then available under your policy. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

Guarantee premiums.  The amount of the guarantee premiums for the five-year no-lapse guarantee is set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person’s risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond the first five policy years.

Paid up death benefit guarantee

Subject to our approval, you may elect the “paid up” death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy’s death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy’s death benefit and potential policy lapse. You may elect this benefit provided:

•	the insured’s attained age is not more than 99;

•	you have death benefit “Option A” in effect (see “About your life insurance benefit” in “Risk/benefit summary: Policy features, benefits and risks,” earlier in this prospectus);
•

we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a living benefits rider or the Long Term Care ServicesSM Rider;

•	the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

•	the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

•	the policy is not on loan extension. (For more information about loan extension, see “Accessing your money” earlier in this prospectus);

•	the election would not reduce the face amount (see below) below $100,000;

•	no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

•

You agree to reallocate your fund values to the guaranteed interest option and the EQ Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See “Restrictions on allocations and transfers,” below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the Long Term Care ServicesSM Rider. The policy’s net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy’s face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

Possible reduction of face amount.  The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the

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insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See “Tax treatment of distributions to you (loans, partial withdrawals and full surrender)” under “Tax Information.”

Restrictions on allocations and transfers.  While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. Currently, you would be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. The remainder of your unloaned policy account value must be allocated among the EQ Allocation investment options. (See “About the Portfolios of the Trusts” for the listing of EQ Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our EQ Allocation investment options into the guaranteed interest option would not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

Other effects of this guarantee.  After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

•	premium payments

•	partial withdrawals

•	changes to the policy’s face amount or death benefit option

•

any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See “Tax treatment of distributions to you” under “Tax information” earlier in this prospectus.)

Termination of this guarantee.  You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy’s grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

Other benefits you can add by rider

You may be eligible for the following other optional benefits we currently make available by rider:

•	Long Term Care ServicesSM Rider — Described below.

•

disability deduction waiver — This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured’s fifth birthday. The maximum amount of coverage is $3,000,000 for the Company’s and affiliates’ policies in-force and applied for.

•

disability premium waiver — This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability. Issue ages are 0-59. However, coverage is not

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provided until the insured’s fifth birthday for the Company’s affiliates’ policies in-force and applied for. The maximum amount of coverage is $3,000,000 for the Company’s and affiliates’ policies in-force and applied for.

•

children’s term insurance — This rider provides term insurance on the lives of the insured’s children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for the Company’s and affiliates’ policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

•	substitution of insured person rider (See “You can change your policy’s insured person” under “More information about procedures that apply to your policy”)

•	living benefits rider (See “Your option to receive a terminal illness living benefit” under “Accessing your money”)

•	accounting benefit endorsement (See below)

•	paid up death benefit guarantee endorsement (See “Paid up death benefit guarantee” under “More information about policy features and benefits.”)

•	loan extension endorsement (See “Loan extension” under “Accessing your money.”)

The Company or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also “Tax information” earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

Accounting benefit endorsement

Subject to the conditions discussed below and state availability, the Company offered an endorsement to your policy (the “Endorsement”) that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within the first five policy years.

Under our current rules, the Endorsement was offered where the following conditions were met:

•	policies were corporately owned, e.g., by endorsement “split-dollar” or collaterally assigned “split dollar;”
•	the persons proposed to be insured were deemed by us to be “highly compensated” individuals;

•	the minimum initial premium under each policy was remitted to the Company by the employer; and

•

the aggregate annualized first year planned periodic premium was at least $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies are issued.

Eligible cases were issued with the accounting benefit endorsement unless the policy owner requested us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer’s earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policy owners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

Surrender In Policy Year	Percent Of Premium Deduction Refunded*	Percent Of Surrender Charges Waived
1	100%	100%
2	67%	80%
3	33%	60%
4	0%	40%
5	0%	20%
6 and later	0%	0%
*	The mortality and expense risks charge and other monthly charges are not refunded.

For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

•	67% of the charges that had been deducted from premiums (i.e., the premium charge); and

•	80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced, nor is there a refund of prior premium

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deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of “life insurance contract” under Section 7702 of the Code. In some cases, this may result in the payment of a higher death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

Face amount increases are not available while this endorsement is in effect. We offer products designed specifically for this marketplace. You can contact us to find out more about any other the Company insurance policy.

Long Term Care ServicesSM Rider(1)

In states where approved, an optional rider could be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy’s death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.(2) Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as “chronically ill” if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the “elimination period”, as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

The monthly rate for this rider varies based on the insured person’s sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See “Risk/benefit summary: Charges and expenses you will pay”, for more information on the charges we deduct for this rider.

(1)	In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.
(2)	For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care ServicesSM Rider are being paid, we will waive the monthly charge for the Long Term Care ServicesSM Rider. See “Tax treatment of living benefits rider or Long Term Care ServicesSM Rider under the policy with the applicable rider” earlier in this prospectus for more information.

We will pay up to the long-term care specified amount for qualified long-term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from the Company and its affiliates is limited to $50,000 per month, per insured person. Affiliates include Equitable Financial Life and Annuity Company, Equitable Financial Life Insurance Company of America and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1.	the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2.

the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of

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coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value, and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned Policy Account Value will not be reduced by more than the accumulated benefit lien amount.

•  Elimination period.  The Long-Term Care ServicesSM Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Except as described below, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of care in a qualified long-term care facility or qualified days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24-month period. The elimination period must be satisfied only once while this rider is in effect.

Furthermore, and solely at our discretion, we may deem the elimination period to be satisfied if the insured person provides proof of care from a U.S. licensed health care provider for at least 60 service days (approximately 5 days a week) within a consecutive period of 90 days starting on the first day on which such services are first provided.

You can request retroactive payment of benefits for the elimination period if a U.S. licensed health care practitioner provides written certification that the insured person is chronically ill and is expected to require qualified long-term care services for the remainder of the insured person’s life, once the elimination period and all other eligibility requirements have been satisfied. The amount of any such retroactive payment will be deducted from the maximum total benefit.

•  Period of coverage.  The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care ServicesSM Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1.	the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;
2.	the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3.	the date when you request that we terminate benefit payments under this rider;

4.	the date the accumulated benefit lien amount equals the current long-term care specified amount;

5.	the date you surrender the policy;

6.	the date we make a payment under the living benefits rider (for terminal illness); or

7.	the date of death of the insured person.

During a period of coverage:

1.	Partial withdrawals, face amount decreases and premium payments are not permitted.

2.	Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against the policy values.

3.

If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4.	The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1.	The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2.	The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3.	Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4.	The maximum monthly benefit will not be reduced.

5.

Any actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse is in effect will also be reduced pro rata to the reduction in the policy face amount.

6.	Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7.	The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with

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your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

•  Rider termination.  This rider will terminate, and no further benefits will be payable (except as provided under the “Extension of Benefits” provision of this rider), on the earliest of the following:

1.	at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2.	upon termination or surrender of the policy;

3.	the date of the insured person’s death;

4.	the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5.	the effective date of the election of the paid up death benefit guarantee;

6.	the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7.	the date the policy goes on loan extension; or

8.	on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

•  Extension of benefits.  If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long-term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care ServicesSM Rider, see “Tax Treatment of living benefits rider or Long Term Care ServicesSM Rider under a policy with the applicable rider” earlier in this prospectus.

Customer loyalty credit

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans. The credit begins in the policy’s 9th year. The percentage credit is currently at an annual rate as described in the chart below depending upon the issue age of the insured as follows:

Issue Age	25 & younger	26	27	28	29	30	31	32	33	34
	.25%	.245%	.24%	.235%	.23%	.225%	.22%	.215%	.21%	.205%
Issue Age	35	36	37	38	39	40	41	42	43	44	45 & older
	.20%	.195%	.19%	.185%	.18%	.175%	.17%	.165%	.16%	.155%	.15%

This credit is not guaranteed.

Variations among Incentive Life® ‘06 policies

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

The Company also may vary or waive the charges (including surrender charges) and other terms of Incentive Life® ‘06 where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life® ‘06. We will make such variations only in accordance with uniform rules that we establish.

The Company or your financial professional can advise you about any variations that may apply to your policy.

Your options for receiving policy proceeds

Beneficiary of death benefit.  You designate your policy’s beneficiary in your policy application. You can change the beneficiary at any other time during the insured person’s life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person’s surviving children. If there are no surviving children, we will instead pay the insured person’s estate.

Payment of death benefit.  We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and

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is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside of the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under “When we pay policy proceeds,” later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the date the policy was returned, plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest.

Your policy will set forth the length of your “free look” period.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see “Surrendering your policy for its net cash surrender value,” earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see “Tax information,” earlier in this prospectus for possible consequences of cancelling your policy.

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10. More information about certain policy charges

Deducting policy charges

Purposes of policy charges.  The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see “Risk/benefit summary: Charges and expenses you will pay.”

Transaction charges

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see “Periodic charges” below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

• Premium charge.  We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount, among other factors. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see “Accounting benefit endorsement” in “More information about policy features and benefits” earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

• Surrender charges.  If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.96 and $47.91 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy’s specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see “Accounting benefit endorsement” in “More information about policy features and benefits” earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

• Request a decrease in your policy’s face amount.  If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

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• Transfers among investment options.  Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy’s value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

• Adding a living benefits rider.  If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

• Exercise of option to receive a terminal illness “living benefit.”  If you elect to receive a terminal illness “living benefit,” we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

• Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

• Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

• Policy illustration charge.  We do not charge for illustrations. We reserve the right to charge in the future.

• Duplicate policy charge.  We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

• Policy history charge.  We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

• Charge for returned payments.  For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.

Periodic charges

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

• Administrative charge.  In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $15. In addition, we deduct between $0.06 and $0.30 per $1,000 of your initial base policy face amount and any face amount increase at the beginning of each policy month in the first ten policy years and any 10 year period following a face amount increase. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

• Cost of insurance charge.  The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as “net amount at risk”) on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person’s increasing age.

On a guaranteed basis, we may deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed

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the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life® ‘06 policies for insureds who are age 18 or above are based on the 1980 Commissioner’s Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life® ‘06 policies for insureds who are under age 18 are based on the 1980 Commissioner’s Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner’s Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner’s Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0–17, an insured person’s cost of insurance rate is not based on that person’s status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person’s rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see “2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes” in “Tax information” earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

• Mortality and expense risk charge.  We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy’s variable investment options during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1–10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

• Loan interest spread.  We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see “Borrowing from your policy” under “Accessing your money” earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

Optional rider charges

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional

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insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

• Children’s term insurance.  If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child’s coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

• Disability deduction waiver.  If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

• Disability premium waiver.  If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.69 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the children’s term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the Long Term Care ServicesSM Rider, we will deduct an amount between $0.0009 and $0.02. These amounts are in addition to the charges for the riders themselves.

• Long Term Care ServicesSM Rider.  If you chose this rider on a guaranteed basis, we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges to this rider are lower than the maximum monthly charges.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.
•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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11. More information about procedures that apply to your policy

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

Dates and prices at which policy events occur

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Date of receipt.  Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

Business day.  Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

Payments you make.  The following are reflected in your policy as of the date we receive them in complete and proper form:

•	premium payments received after the policy’s investment start date (discussed below)

•	loan repayments and interest payments

Requests you make.  The following transactions occur as of the date we receive your request in complete and proper form:

•	withdrawals

•	tax withholding elections

•	face amount decreases that result from a withdrawal

•	changes of allocation percentages for premium payments or monthly deductions
•	surrenders

•	changes of owner

•	changes of beneficiary

•	transfers from a variable investment option to the guaranteed interest option

•	changes in form of death benefit payment

•	loans

•	transfers among variable investment options

•	assignments

•	termination of paid up death benefit guarantee

The following transactions occur on your policy’s next monthly anniversary that coincides with or follows the date we approve your request:

•	changes in face amount

•	election of paid up death benefit guarantee

•	changes in death benefit option

•	restoration of terminated policies

•	termination of any additional benefit riders you have elected

Automatic transfer service.  Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy’s initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy’s first monthly anniversary that coincides with or follows the date we receive your request.

Asset rebalancing service.  If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy’s Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

Delay in certain cases.  We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in “Delay of variable investment option proceeds” later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

Prices applicable to policy transactions.  If a transaction will increase or decrease the amount you have in a variable

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investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day’s close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day’s close.

Effect of death or surrender.  You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

Policy issuance

Register date.  When we issue a policy, we assign it a “register date,” which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy’s register date.

•

If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

•

If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the guaranteed interest option.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

Investment start date.  This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under “Policy issuance,” above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

Commencement of insurance coverage.  You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

Non-issuance.  If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

Age; age at issue.  Unless the context in this prospectus requires otherwise, we consider the insured person’s “age” during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person’s age for the first policy year (“age at issue”) is that person’s age on whichever birthday is closer to (i.e., before or after) the policy’s register date.

Ways to make premium and loan payments

Checks and money orders.  Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to “Equitable Financial Life Insurance Company.”

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier’s check payable directly to the Company, although we must report such “cash equivalent” payments to the Internal Revenue Service under certain circumstances. Cash and travelers’ checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than the Company and endorsed over to the Company only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

Assigning your policy

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that

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has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under “Split-dollar and other employee benefit programs” and “Estate, gift, and generation-skipping taxes” in the “Tax information” section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

You can change your policy’s insured person

Note: Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy’s insured person. For further information, please see “2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes” under “Tax information” earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

After the policy’s second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person’s insurance risk characteristics. In addition, any no lapse guarantee and Long-Term Care ServicesSM Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a “modified endowment contract” or to fail the Internal Revenue Code’s definition of “life insurance,” or in some cases require that we also distribute certain amounts to you from the policy. See “Tax information” earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 1980 CSO table. See “2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes” under “Tax information” earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

Requirements for surrender requests

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Gender-neutral policies

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life® ‘06 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life® ‘06 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life® ‘06 policy.

Future policy exchanges

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Broker transaction authority

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for our automatic transfer service or asset rebalancing service in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as

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authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. The Company may terminate any such authorization at any time without prior notice.

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12. More information about other matters

About the general account

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy’s account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

Transfers of your policy account value

Transfers not implemented.  If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person’s death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or (4) occurs.

Disruptive transfer activity.  You should note that the policy is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities

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values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Telephone and Internet requests

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in “How to make transfers” under “Transferring your money among our investment options.”

Also, you may make the following additional types of requests by calling the number under “By Phone:” in “How to reach us” from a touch-tone phone, if the policy is individually owned and you are the owner, or through www.equitable.com if you are the individual owner:

•	changes of premium allocation percentages

•	changes of address

•	request forms and statements

•	to request a policy loan (loan requests cannot be made online by corporate policyholders)

•	enroll for electronic delivery and view statements/documents online

•	to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have

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established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through www.equitable.com, you must first agree to the terms and conditions set forth in our www.equitable.com Online Services Agreement, which you can find at our website. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through www.equitable.com are given by you; however, we reserve the right to refuse to process any transaction and/or block access to www.equitable.com if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of “Disruptive transfer activity” above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the policy. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the policy, such as purchasing the policy or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose

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value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Suicide and certain misstatements

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

When we pay policy proceeds

General.  We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

Clearance of checks.  We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of guaranteed interest option proceeds.  We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

Delay of variable investment option proceeds.  We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

Delay to challenge coverage.  We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

Changes we can make

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

•	combine two or more variable investment options or withdraw assets relating to Incentive Life® ‘06 from one investment option and put them into another;
•	end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

•	operate Separate Account FP under the direction of a “committee” or discharge such a committee at any time;

•	restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

•

operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

Reports we will send you

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy’s current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender

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charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

Distribution of the policies

The policies are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other the Company life and annuity products we issue.

The policies are sold by financial professionals of Equitable Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on policies sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see “Risk/benefit summary: Charges and expenses you will pay” and “More information about certain policy charges” earlier in this prospectus.

As used below, the “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount and Distributor, among other factors.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on premium payments made on the policies sold through Equitable

Advisors (“premium-based compensation”). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy’s first year; plus 8.5% of all other premiums you pay in your policy’s first year; plus 11% of all other premiums you pay in policy years two and later. Equitable Advisors, in turn, may pay a portion of the premium-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. Your Equitable Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the account value of the policy sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of our policy than it pays for the sale of a policy or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based

62

on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same policy. Equitable Advisors also pay different levels of compensation based on different policy types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s policies and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our policy over a policy or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays premium-based and asset-based compensation (together “compensation”) to Equitable Distributors. Premium-based compensation is paid based on the Company’s policies sold through Equitable Distributor’s Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of Equitable Distributor’s Selling broker-dealers. Premium-based compensation will generally not exceed 120% of the premiums you pay up to one target premium in your policy’s first year; plus 5% of all other premiums you pay in your policy’s first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.10% in policy years 11 and later may also be paid. Equitable Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued

63

by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

Legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner’s interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

64

13. Financial statements of Separate Account FP and the Company

The financial statements of Separate Account FP, as well as the consolidated financial statements of the Company, are in the Statement of Additional Information (“SAI”).

The financial statements of the Company have relevance for the policies only to the extent that they bear upon the ability of the Company to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

65

14. Personalized illustrations

Illustrations of policy benefits

Personalized illustrations.  Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. No illustration will ever show you the actual values available under your policy at any given point in time. This is because many factors affect these values including: (i) the insured person’s characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

Different kinds of illustrations.  Personalized illustrations can reflect the investment management fees and expenses incurred in 2019 (or expected to be incurred in 2020, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios’ investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2019. You may request a weighted illustration that computes the average of investment management fees and expenses of all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.

The effect of the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

66

Requesting more information

The Statement of Additional Information (“SAI”), dated May 1, 2020, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.

You may visit the SEC’s web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335

Statement of Additional Information

Page

The Company	2

Ways we pay policy proceeds	2

Distribution of the policies	2

Underwriting a policy	2

Insurance regulation that applies to the Company	2

Custodian	2

Independent registered public accounting firm	2

Financial statements	2

@844125

Incentive Life® ‘06

An individual flexible premium variable life insurance policy issued by Equitable Financial Life Insurance Company (the “Company”) with variable investment options offered under the Company’s Separate Account FP.

Statement of Additional Information dated May 1, 2020

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related Incentive Life® ‘06 prospectus, dated May 1, 2020. The prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of the Company’s Separate Account FP. Separate Account FP’s predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of the Company’s general account. Definitions of special terms used in the SAI are found in the prospectuses.

A copy of the prospectus is available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) or by contacting your financial professional.

The Company	2

Ways we pay policy proceeds	2

Distribution of the policies	2

Underwriting a policy	2

Insurance regulation that applies to the Company	2

Custodian	2

Independent registered public accounting firm	2

Financial statements	2

Copyright 2020. Equitable Financial Life Insurance Company, New York, New York 10104.

All rights reserved. Incentive Life® ‘06 is a registered service mark of Equitable Financial Life Insurance Company.

#844125

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our”, and “us”), (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Ways we pay policy proceeds

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee’s death. Otherwise, we will pay any such amounts to the payee’s estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

Distribution of the policies

Equitable Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between Equitable Advisors and the Company. For each of the years 2019, 2018 and 2017, Equitable Advisors was paid an administrative services fee of $0, $0 and $0, respectively. The Company paid Equitable Advisors as the distributors of certain policies, including these policies, and as the principal underwriter of several Company separate accounts, including Separate Account FP, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, for each of these three years, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Under a distribution agreement between Equitable Distributors and the Company and certain of the Company’s separate accounts, including Separate Account FP, the Company paid Equitable Distributors (or EDI, as applicable) as the distributor of certain policies, including these policies, and as the principal underwriter of several Company separate accounts, including Separate Account FP, $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017. Of these amounts, for each of these three years, Equitable Distributors (or EDI, as applicable) retained $0, $0 and $0, respectively.

Underwriting a policy

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured’s age; (ii) whether the insured uses tobacco or not; and (iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual’s assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 1980 Commissioner’s Standard Ordinary Mortality Tables.

Insurance regulation that applies to the Company

We are regulated and supervised by the New York State Department of Financial Services. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

Custodian

The Company is the custodian for shares of the Trusts owned by Separate Account FP. The Company’s principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.

Independent registered public accounting firm

The (i) financial statements of Separate Account FP of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Financial statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the policies.

2

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/INVESCO INTERNATIONAL GROWTH(3)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	EQ/JANUS ENTERPRISE(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT EQUITY INCOME(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(2)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT NATURAL RESOURCES(2)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT SMALL CAP VALUE(2)	EQ/LAZARD EMERGING MARKETS EQUITY(3)
1290 VT SMARTBETA EQUITY(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MFS INTERNATIONAL GROWTH(1)
ALL ASSET GROWTH-ALT 20(1)	EQ/MFS INTERNATIONAL VALUE(3)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)	EQ/MFS MID CAP FOCUSED GROWTH(3)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/MFS UTILITIES SERIES(3)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/MID CAP INDEX(1)
CHARTERSM MULTI-SECTOR BOND(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
CHARTERSM SMALL CAP GROWTH(1)	EQ/MODERATE ALLOCATION(1)
CHARTERSM SMALL CAP VALUE(1)	EQ/MODERATE GROWTH STRATEGY(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/MONEY MARKET(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/OPPENHEIMER GLOBAL(2)
EQ/2000 MANAGED VOLATILITY(1)	EQ/PIMCO GLOBAL REAL RETURN(2)
EQ/AB SMALL CAP GROWTH(1)	EQ/PIMCO REAL RETURN(3)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/PIMCO TOTAL RETURN(3)
EQ/AMERICAN CENTURY MID CAP VALUE(3)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/BALANCED STRATEGY(1)	EQ/QUALITY BOND PLUS(1)
EQ/BLACKROCK BASIC VALUE EQUITY(1)	EQ/SCIENCE AND TECHNOLOGY(3)
EQ/CAPITAL GUARDIAN RESEARCH(1)	EQ/SMALL COMPANY INDEX(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
EQ/COMMON STOCK INDEX(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(3)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/UBS GROWTH & INCOME(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/WELLINGTON ENERGY(3)
EQ/CONSERVATIVE STRATEGY(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO(1)
EQ/EMERGING MARKETS EQUITY PLUS(2)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	FIDELITY® VIP HIGH INCOME PORTFOLIO(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(3)	IVY VIP HIGH INCOME(1)
EQ/FRANKLIN RISING DIVIDENDS(3)	IVY VIP SMALL CAP GROWTH(1)
EQ/FRANKLIN STRATEGIC INCOME(3)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(2)
EQ/GLOBAL BOND PLUS(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(1)
EQ/GOLDMAN SACHS MID CAP VALUE(3)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	FIDELITY® VIP VALUE PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	FRANKLIN MUTUAL SHARES VIP FUND(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	FRANKLIN SMALL CAP VALUE VIP FUND(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	INVESCO V.I. MID CAP CORE EQUITY FUND(1)
EQ/INVESCO COMSTOCK(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/INVESCO GLOBAL REAL ESTATE(3)	IVY VIP GLOBAL EQUITY INCOME(1)

FSA-2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)	TARGET 2025 ALLOCATION(1)
MULTIMANAGER AGGRESSIVE EQUITY(1)	TARGET 2035 ALLOCATION(1)
MULTIMANAGER CORE BOND(1)	TARGET 2045 ALLOCATION(1)
MULTIMANAGER MID CAP GROWTH(1)	TARGET 2055 ALLOCATION(1)
MULTIMANAGER MID CAP VALUE(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
MULTIMANAGER TECHNOLOGY(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
NATURAL RESOURCES PORTFOLIO(1)	TEMPLETON GROWTH VIP FUND(1)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)	VANECK VIP GLOBAL HARD ASSETS FUND(1)
T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)	VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO(1)
TARGET 2015 ALLOCATION(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.
(2)	Statement of operations and statement of changes in net assets for the period July 15, 2019 (commencement of operations) through December 31, 2019.
(3)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company since 1993.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$1,838,090	$13,014,560	$1,944,577	$22,300,412	$16,080,046	$197,130,328
Receivable for shares of the Portfolios sold	—	—	—	—	35,010	48,111
Receivable for policy-related transactions	1,770	940	85	2,094	—	—

Total assets	1,839,860	13,015,500	1,944,662	22,302,506	16,115,056	197,178,439

Liabilities:
Payable for shares of the Portfolios purchased	1,764	840	81	2,094	—	—
Payable for policy-related transactions	—	—	—	—	35,010	48,211

Total liabilities	1,764	840	81	2,094	35,010	48,211

Net Assets	$1,838,096	$13,014,660	$1,944,581	$22,300,412	$16,080,046	$197,130,228

Net Assets:
Accumulation unit values	$1,838,096	$13,014,660	$1,944,581	$22,299,344	$16,079,213	$197,129,035
Retained by AXA Equitable in Separate Account FP	—	—	—	1,068	833	1,193

Total Net Assets	$1,838,096	$13,014,660	$1,944,581	$22,300,412	$16,080,046	$197,130,228

Investments in shares of the Portfolios, at cost	$1,768,180	$12,270,709	$1,927,128	$25,920,407	$16,974,126	$176,022,785

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT NATURAL RESOURCES*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	ALL ASSET GROWTH-ALT 20*
Assets:
Investments in shares of the Portfolios, at fair value	$204	$99	$11	$3,495,287	$2,997,390	$35,036,355
Receivable for shares of the Portfolios sold	—	—	—	—	—	3,260
Receivable for policy-related transactions	—	92	—	1,704	1,363	—

Total assets	204	191	11	3,496,991	2,998,753	35,039,615

Liabilities:
Payable for shares of the Portfolios purchased	—	92	—	1,695	1,363	—
Payable for policy-related transactions	—	—	—	—	—	3,260

Total liabilities	—	92	—	1,695	1,363	3,260

Net Assets	$204	$99	$11	$3,495,296	$2,997,390	$35,036,355

Net Assets:
Accumulation unit values	$204	$99	$11	$3,495,296	$2,783,656	$35,035,810
Retained by AXA Equitable in Separate Account FP	—	—	—	—	213,734	545

Total Net Assets	$204	$99	$11	$3,495,296	$2,997,390	$35,036,355

Investments in shares of the Portfolios, at cost	$204	$99	$11	$3,230,446	$2,549,085	$33,072,157

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$11,849,450	$31,079,771	$4,844,655	$68,105,320	$16,766,689	$28,847,017
Receivable for shares of the Portfolios sold	4,871	—	173,372	—	20,598	12,483
Receivable for policy-related transactions	—	45,590	—	—	—	—

Total assets	11,854,321	31,125,361	5,018,027	68,105,320	16,787,287	28,859,500

Liabilities:
Payable for shares of the Portfolios purchased	—	45,587	—	8,284	—	—
Payable for policy-related transactions	4,871	—	173,372	35,412	20,598	12,483

Total liabilities	4,871	45,587	173,372	43,696	20,598	12,483

Net Assets	$11,849,450	$31,079,774	$4,844,655	$68,061,624	$16,766,689	$28,847,017

Net Assets:
Accumulation unit values	$11,849,135	$31,079,774	$4,841,398	$67,502,623	$16,764,208	$28,765,252
Accumulation nonunitized	—	—	—	502,723	—	—
Retained by AXA Equitable in Separate Account FP	315	—	3,257	56,278	2,481	81,765

Total Net Assets	$11,849,450	$31,079,774	$4,844,655	$68,061,624	$16,766,689	$28,847,017

Investments in shares of the Portfolios, at cost	$10,493,460	$28,078,974	$4,795,670	$73,812,901	$15,363,068	$20,951,054

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,066,522	$5,507,087	$16,255,956	$5,977,044	$219,987,020	$159,724,765
Receivable for shares of the Portfolios sold	—	399	—	—	63,394	—
Receivable for policy-related transactions	1,674	—	2,651	2,405	—	5,638

Total assets	1,068,196	5,507,486	16,258,607	5,979,449	220,050,414	159,730,403

Liabilities:
Payable for shares of the Portfolios purchased	1,660	—	2,651	2,376	—	5,664
Payable for policy-related transactions	—	348	—	—	63,394	—

Total liabilities	1,660	348	2,651	2,376	63,394	5,664

Net Assets	$1,066,536	$5,507,138	$16,255,956	$5,977,073	$219,987,020	$159,724,739

Net Assets:
Accumulation unit values	$1,066,536	$5,507,138	$16,255,591	$5,977,073	$219,935,109	$159,652,896
Retained by AXA Equitable in Separate Account FP	—	—	365	—	51,911	71,843

Total Net Assets	$1,066,536	$5,507,138	$16,255,956	$5,977,073	$219,987,020	$159,724,739

Investments in shares of the Portfolios, at cost	$955,187	$5,397,101	$13,700,885	$5,797,758	$215,311,539	$152,604,820

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$60,985,774	$45,178,458	$208,599,027	$126,171,135	$95,075,614	$1,788,173,945
Receivable for shares of the Portfolios sold	56,534	—	319,508	18,063	232,463	3,063,288
Receivable for policy-related transactions	—	126	—	—	—	—

Total assets	61,042,308	45,178,584	208,918,535	126,189,198	95,308,077	1,791,237,233

Liabilities:
Payable for shares of the Portfolios purchased	—	126	—	—	—	—
Payable for policy-related transactions	56,534	—	320,237	18,063	232,463	3,474,991

Total liabilities	56,534	126	320,237	18,063	232,463	3,474,991

Net Assets	$60,985,774	$45,178,458	$208,598,298	$126,171,135	$95,075,614	$1,787,762,242

Net Assets:
Accumulation unit values	$60,979,423	$45,138,192	$208,502,094	$125,940,803	$94,994,718	$1,783,012,310
Accumulation nonunitized	—	—	—	—	—	4,037,077
Retained by AXA Equitable in Separate Account FP	6,351	40,266	96,204	230,332	80,896	712,855

Total Net Assets	$60,985,774	$45,178,458	$208,598,298	$126,171,135	$95,075,614	$1,787,762,242

Investments in shares of the Portfolios, at cost	$54,344,383	$41,328,109	$161,364,463	$94,954,610	$83,389,919	$1,077,386,762

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE-PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$27,902,369	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359
Receivable for shares of the Portfolios sold	79,603	197	—	55,344	—	—
Receivable for policy-related transactions	—	—	—	—	47,364	—

Total assets	27,981,972	8,069,863	3,022,484	32,787,141	80,231,755	359

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	47,364	—
Payable for policy-related transactions	79,624	197	—	55,344	—	—

Total liabilities	79,624	197	—	55,344	47,364	—

Net Assets	$27,902,348	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359

Net Assets:
Accumulation unit values	$27,899,202	$8,069,659	$3,022,484	$32,641,342	$80,166,721	$359
Retained by AXA Equitable in Separate Account FP	3,146	7	—	90,455	17,670	—

Total Net Assets	$27,902,348	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359

Investments in shares of the Portfolios, at cost	$28,215,133	$7,440,504	$2,927,937	$32,785,180	$79,478,707	$349

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,037,979,147	$111,738,151	$65,532,380	$36,985,137	$16,992,365	$139,334,087
Receivable for shares of the Portfolios sold	5,622,540	118,238	63,885	34,506	4,381	76,035

Total assets	1,043,601,687	111,856,389	65,596,265	37,019,643	16,996,746	139,410,122

Liabilities:
Payable for policy-related transactions	5,645,174	118,239	63,885	34,506	4,381	76,035

Total liabilities	5,645,174	118,239	63,885	34,506	4,381	76,035

Net Assets	$1,037,956,513	$111,738,150	$65,532,380	$36,985,137	$16,992,365	$139,334,087

Net Assets:
Accumulation unit values	$1,037,562,114	$111,732,606	$65,531,421	$36,793,427	$16,991,343	$139,274,643
Accumulation nonunitized	349,150	—	—	—	—	—
Retained by AXA Equitable in Separate Account FP	45,249	5,544	959	191,710	1,022	59,444

Total Net Assets	$1,037,956,513	$111,738,150	$65,532,380	$36,985,137	$16,992,365	$139,334,087

Investments in shares of the Portfolios, at cost	$688,879,046	$97,282,281	$55,879,111	$36,807,044	$16,897,252	$102,926,601

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$10,998,183	$70,894,316	$46,694,773	$56,423,921	$312,428,142	$5,658,335
Receivable for shares of the Portfolios sold	1,603	—	2,089	13,514	688,764	41
Receivable for policy-related transactions	—	26,638	—	—	—	—

Total assets	10,999,786	70,920,954	46,696,862	56,437,435	313,116,906	5,658,376

Liabilities:
Payable for shares of the Portfolios purchased	—	26,638	—	—	—	—
Payable for policy-related transactions	1,603	—	6,058	13,514	823,918	35

Total liabilities	1,603	26,638	6,058	13,514	823,918	35

Net Assets	$10,998,183	$70,894,316	$46,690,804	$56,423,921	$312,292,988	$5,658,341

Net Assets:
Accumulation unit values	$10,996,799	$70,894,298	$46,576,618	$56,338,230	$311,972,197	$5,658,341
Accumulation nonunitized	—	—	96,370	—	239,848	—
Retained by AXA Equitable in Separate Account FP	1,384	18	17,816	85,691	80,943	—

Total Net Assets	$10,998,183	$70,894,316	$46,690,804	$56,423,921	$312,292,988	$5,658,341

Investments in shares of the Portfolios, at cost	$9,586,353	$60,247,200	$46,055,994	$48,864,577	$289,178,025	$5,183,487

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Assets:
Investments in shares of the Portfolios, at fair value	$77,508,597	$30,394,682	$44,414,814	$37,891,570	$54,544,661	$59,291,602
Receivable for shares of the Portfolios sold	18,476	214,107	190,946	72,982	43,768	—
Receivable for policy-related transactions	—	—	—	—	—	18,108

Total assets	77,527,073	30,608,789	44,605,760	37,964,552	54,588,429	59,309,710

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	18,108
Payable for policy-related transactions	18,489	214,107	190,946	72,832	43,767	—

Total liabilities	18,489	214,107	190,946	72,832	43,767	18,108

Net Assets	$77,508,584	$30,394,682	$44,414,814	$37,891,720	$54,544,662	$59,291,602

Net Assets:
Accumulation unit values	$77,481,241	$30,385,723	$44,405,686	$37,891,720	$54,543,399	$59,149,632
Retained by AXA Equitable in Separate Account FP	27,343	8,959	9,128	—	1,263	141,970

Total Net Assets	$77,508,584	$30,394,682	$44,414,814	$37,891,720	$54,544,662	$59,291,602

Investments in shares of the Portfolios, at cost	$69,377,706	$26,710,501	$41,422,468	$33,071,277	$47,255,948	$53,459,337

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$34,569,292	$190,722,635	$293,575,187	$33,223,271	$396,164,119	$62,991,123
Receivable for shares of the Portfolios sold	11,186	216,390	26,886	2,419	80,886	155,386

Total assets	34,580,478	190,939,025	293,602,073	33,225,690	396,245,005	63,146,509

Liabilities:
Payable for policy-related transactions	11,185	216,389	26,871	2,419	95,040	155,386

Total liabilities	11,185	216,389	26,871	2,419	95,040	155,386

Net Assets	$34,569,293	$190,722,636	$293,575,202	$33,223,271	$396,149,965	$62,991,123

Net Assets:
Accumulation unit values	$34,512,191	$190,612,151	$293,366,016	$33,203,489	$395,858,053	$62,976,077
Accumulation nonunitized	—	—	—	—	128,939	—
Retained by AXA Equitable in Separate Account FP	57,102	110,485	209,186	19,782	162,973	15,046

Total Net Assets	$34,569,293	$190,722,636	$293,575,202	$33,223,271	$396,149,965	$62,991,123

Investments in shares of the Portfolios, at cost	$27,482,849	$140,938,473	$189,444,411	$31,310,885	$279,878,566	$56,744,817

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$52,140,938	$64,611,880	$127,839,864	$44,090,405	$2,834,610	$159,626,990
Receivable for shares of the Portfolios sold	245,515	126,240	256,486	136,722	80,998	150,061

Total assets	52,386,453	64,738,120	128,096,350	44,227,127	2,915,608	159,777,051

Liabilities:
Payable for policy-related transactions	245,515	126,240	256,414	136,722	80,983	150,060

Total liabilities	245,515	126,240	256,414	136,722	80,983	150,060

Net Assets	$52,140,938	$64,611,880	$127,839,936	$44,090,405	$2,834,625	$159,626,991

Net Assets:
Accumulation unit values	$52,139,099	$64,611,524	$127,839,936	$44,085,394	$2,834,553	$159,594,881
Retained by AXA Equitable in Separate Account FP	1,839	356	—	5,011	72	32,110

Total Net Assets	$52,140,938	$64,611,880	$127,839,936	$44,090,405	$2,834,625	$159,626,991

Investments in shares of the Portfolios, at cost	$43,844,019	$57,307,749	$108,348,302	$36,464,910	$2,506,762	$140,103,556

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*
Assets:
Investments in shares of the Portfolios, at fair value	$193,893,134	$851,461,644	$127,003,328	$449,464,832	$171,182,286	$144
Receivable for shares of the Portfolios sold	153,066	106,667	5,749	1,405,566	—	—
Receivable for policy-related transactions	—	—	—	—	—	144

Total assets	194,046,200	851,568,311	127,009,077	450,870,398	171,182,286	288

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	185,523	144
Payable for policy-related transactions	153,868	226,384	5,738	1,405,566	14,205,501	—

Total liabilities	153,868	226,384	5,738	1,405,566	14,391,024	144

Net Assets	$193,892,332	$851,341,927	$127,003,339	$449,464,832	$156,791,262	$144

Net Assets:
Accumulation unit values	$193,839,680	$848,672,689	$127,003,339	$449,429,995	$156,328,405	$144
Accumulation nonunitized	—	2,487,975	—	—	451,165	—
Retained by AXA Equitable in Separate Account FP	52,652	181,263	—	34,837	11,692	—

Total Net Assets	$193,892,332	$851,341,927	$127,003,339	$449,464,832	$156,791,262	$144

Investments in shares of the Portfolios, at cost	$140,224,245	$838,166,724	$110,126,683	$438,397,031	$171,185,704	$144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$33	$25,593,653	$81,038,650	$31,938,751	$41,488,629	$45,608,976
Receivable for shares of the Portfolios sold	—	—	438,058	—	30,310	166,506
Receivable for policy-related transactions	—	316,639	—	22,353	—	—

Total assets	33	25,910,292	81,476,708	31,961,104	41,518,939	45,775,482

Liabilities:
Payable for shares of the Portfolios purchased	—	316,639	—	22,353	—	—
Payable for policy-related transactions	—	—	438,058	—	32,796	166,506

Total liabilities	—	316,639	438,058	22,353	32,796	166,506

Net Assets	$33	$25,593,653	$81,038,650	$31,938,751	$41,486,143	$45,608,976

Net Assets:
Accumulation unit values	$33	$25,572,760	$81,032,397	$31,936,554	$41,352,945	$45,606,985
Accumulation nonunitized	—	—	—	—	59,905	—
Retained by AXA Equitable in Separate Account FP	—	20,893	6,253	2,197	73,293	1,991

Total Net Assets	$33	$25,593,653	$81,038,650	$31,938,751	$41,486,143	$45,608,976

Investments in shares of the Portfolios, at cost	$34	$24,640,153	$78,534,619	$32,189,605	$41,881,797	$37,196,350

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$109,529,624	$149,499,139	$7,497,493	$16,577,660	$11,073,765	$1,209,863
Receivable for shares of the Portfolios sold	156,085	4,610	123,236	4,972	—	—
Receivable for policy-related transactions	—	—	—	—	97,340	—

Total assets	109,685,709	149,503,749	7,620,729	16,582,632	11,171,105	1,209,863

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	97,340	—
Payable for policy-related transactions	156,085	4,610	123,235	4,972	—	—

Total liabilities	156,085	4,610	123,235	4,972	97,340	—

Net Assets	$109,529,624	$149,499,139	$7,497,494	$16,577,660	$11,073,765	$1,209,863

Net Assets:
Accumulation unit values	$109,493,898	$149,292,870	$7,495,915	$16,577,622	$11,061,355	$1,208,740
Retained by AXA Equitable in Separate Account FP	35,726	206,269	1,579	38	12,410	1,123

Total Net Assets	$109,529,624	$149,499,139	$7,497,494	$16,577,660	$11,073,765	$1,209,863

Investments in shares of the Portfolios, at cost	$110,869,640	$117,821,272	$6,475,024	$15,047,834	$14,451,327	$1,176,383

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882
Receivable for shares of the Portfolios sold	—	—	—	15,786	1,395,539	99,588
Receivable for policy-related transactions	14,372	—	1,291	—	—	—

Total assets	2,435,679	1,568,053	11,525,077	3,301,101	42,969,951	32,868,470

Liabilities:
Payable for shares of the Portfolios purchased	14,372	—	1,291	—	—	—
Payable for policy-related transactions	—	—	—	15,786	1,395,539	99,588

Total liabilities	14,372	—	1,291	15,786	1,395,539	99,588

Net Assets	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882

Net Assets:
Accumulation unit values	$2,414,273	$1,567,989	$11,520,805	$3,285,150	$41,574,159	$32,751,071
Retained by AXA Equitable in Separate Account FP	7,034	64	2,981	165	253	17,811

Total Net Assets	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882

Investments in shares of the Portfolios, at cost	$2,259,078	$1,568,053	$10,567,926	$3,271,970	$40,329,433	$33,282,471

The accompanying notes are an integral part of these financial statements.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,695	$4,247,773
Receivable for shares of the Portfolios sold	—	—	108,732	11,116	80,040	16,099
Receivable for policy-related transactions	—	295	—	—	—	—

Total assets	1,153,059	194,784	9,970,155	13,363,886	17,942,735	4,263,872

Liabilities:
Payable for shares of the Portfolios purchased	—	295	—	—	—	—
Payable for policy-related transactions	—	—	108,732	11,116	80,015	16,044

Total liabilities	—	295	108,732	11,116	80,015	16,044

Net Assets	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,720	$4,247,828

Net Assets:
Accumulation unit values	$1,132,522	$194,192	$9,861,247	$13,349,047	$17,862,685	$4,247,828
Retained by AXA Equitable in Separate Account FP	20,537	297	176	3,723	35	—

Total Net Assets	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,720	$4,247,828

Investments in shares of the Portfolios, at cost	$1,072,193	$188,093	$10,132,958	$14,738,696	$17,197,971	$4,552,798

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$6,206,829	$691,686	$41,444,605	$14,853,445	$18	$4,514,807
Receivable for shares of the Portfolios sold	—	106	6,740	56,117	—	6,798
Receivable for policy-related transactions	18,569	—	—	—	—	—

Total assets	6,225,398	691,792	41,451,345	14,909,562	18	4,521,605

Liabilities:
Payable for shares of the Portfolios purchased	18,569	—	—	—	—	—
Payable for policy-related transactions	—	106	6,714	56,117	—	6,798

Total liabilities	18,569	106	6,714	56,117	—	6,798

Net Assets	$6,206,829	$691,686	$41,444,631	$14,853,445	$18	$4,514,807

Net Assets:
Accumulation unit values	$6,206,685	$685,575	$41,444,631	$14,853,398	$18	$4,514,793
Retained by AXA Equitable in Separate Account FP	144	6,111	—	47	—	14

Total Net Assets	$6,206,829	$691,686	$41,444,631	$14,853,445	$18	$4,514,807

Investments in shares of the Portfolios, at cost	$6,652,111	$767,972	$42,032,714	$16,719,426	$18	$3,956,060

The accompanying notes are an integral part of these financial statements.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$11,873,542	$534,354,362	$62,580,388	$35,218,835	$36,238,966	$168,526,126
Receivable for shares of the Portfolios sold	—	1,336,752	108,588	23,509	25,580	66,925
Receivable for policy-related transactions	4,676	—	—	—	—	—

Total assets	11,878,218	535,691,114	62,688,976	35,242,344	36,264,546	168,593,051

Liabilities:
Payable for shares of the Portfolios purchased	4,676	—	—	—	—	—
Payable for policy-related transactions	—	1,509,779	108,606	23,509	25,580	67,213

Total liabilities	4,676	1,509,779	108,606	23,509	25,580	67,213

Net Assets	$11,873,542	$534,181,335	$62,580,370	$35,218,835	$36,238,966	$168,525,838

Net Assets:
Accumulation unit values	$11,873,285	$533,211,757	$62,558,374	$35,064,426	$35,973,103	$168,408,169
Accumulation nonunitized	—	814,734	—	—	—	—
Retained by AXA Equitable in Separate Account FP	257	154,844	21,996	154,409	265,863	117,669

Total Net Assets	$11,873,542	$534,181,335	$62,580,370	$35,218,835	$36,238,966	$168,525,838

Investments in shares of the Portfolios, at cost	$10,111,508	$273,751,876	$62,821,889	$32,248,052	$28,622,651	$131,267,109

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,355,592	$11,313,757	$16,187,945	$2,298,099	$14,448,970	$7,265,707
Receivable for shares of the Portfolios sold	585,490	—	—	41,262	329,884	13,548
Receivable for policy-related transactions	—	17,707	16,121	—	—	—

Total assets	1,941,082	11,331,464	16,204,066	2,339,361	14,778,854	7,279,255

Liabilities:
Payable for shares of the Portfolios purchased	—	18,739	16,121	—	—	—
Payable for policy-related transactions	585,473	—	—	41,262	329,884	13,517

Total liabilities	585,473	18,739	16,121	41,262	329,884	13,517

Net Assets	$1,355,609	$11,312,725	$16,187,945	$2,298,099	$14,448,970	$7,265,738

Net Assets:
Accumulation unit values	$1,355,609	$11,304,860	$16,187,294	$2,298,062	$14,448,899	$7,265,738
Retained by AXA Equitable in Separate Account FP	—	7,865	651	37	71	—

Total Net Assets	$1,355,609	$11,312,725	$16,187,945	$2,298,099	$14,448,970	$7,265,738

Investments in shares of the Portfolios, at cost	$1,400,173	$13,404,385	$16,694,428	$2,336,627	$13,920,454	$6,864,498

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$4,948,665	$1,713,108	$18,318,450	$48,514,530	$4,968,641	$10,697,594
Receivable for shares of the Portfolios sold	2,947	—	—	119,983	—	2,513
Receivable for policy-related transactions	—	424	174	—	241	—

Total assets	4,951,612	1,713,532	18,318,624	48,634,513	4,968,882	10,700,107

Liabilities:
Payable for shares of the Portfolios purchased	—	46	149	—	241	—
Payable for policy-related transactions	2,947	—	—	119,983	—	2,513

Total liabilities	2,947	46	149	119,983	241	2,513

Net Assets	$4,948,665	$1,713,486	$18,318,475	$48,514,530	$4,968,641	$10,697,594

Net Assets:
Accumulation unit values	$4,946,984	$1,713,486	$18,318,475	$48,514,126	$4,966,589	$10,697,043
Retained by AXA Equitable in Separate Account FP	1,681	—	—	404	2,052	551

Total Net Assets	$4,948,665	$1,713,486	$18,318,475	$48,514,530	$4,968,641	$10,697,594

Investments in shares of the Portfolios, at cost	$4,589,793	$1,550,459	$15,200,472	$50,981,836	$5,859,512	$11,991,919

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$14,850,249
Receivable for shares of the Portfolios sold	72

Total assets	14,850,321

Liabilities:
Payable for policy-related transactions	72

Total liabilities	72

Net Assets	$14,850,249

Net Assets:
Accumulation unit values	$14,834,479
Retained by AXA Equitable in Separate Account FP	15,770

Total Net Assets	$14,850,249

Investments in shares of the Portfolios, at cost	$12,937,103

The accompanying notes are an integral part of these financial statements.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	155,633

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,095,546

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	191,961

1290 VT EQUITY INCOME	IA	1,117,105
1290 VT EQUITY INCOME	IB	3,865,415

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	65,824
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,267,644

1290 VT GAMCO SMALL COMPANY VALUE	IA	150,262
1290 VT GAMCO SMALL COMPANY VALUE	IB	3,140,978

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	16

1290 VT NATURAL RESOURCES	IB	13

1290 VT SMALL CAP VALUE	IB	1

1290 VT SMARTBETA EQUITY	IB	242,420

1290 VT SOCIALLY RESPONSIBLE	IA	42,607
1290 VT SOCIALLY RESPONSIBLE	IB	171,311

ALL ASSET GROWTH-ALT 20	IB	1,675,068

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	452,961

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	1,220,250

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	334,576

CHARTERSM MULTI-SECTOR BOND	A	13,700,471
CHARTERSM MULTI-SECTOR BOND	B	3,866,545

CHARTERSM SMALL CAP GROWTH	B	1,185,093

CHARTERSM SMALL CAP VALUE	A	707,181
CHARTERSM SMALL CAP VALUE	B	885,172

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	47,443

EQ/400 MANAGED VOLATILITY	IB	252,950

EQ/500 MANAGED VOLATILITY	IB	596,322

EQ/2000 MANAGED VOLATILITY	IB	289,689

EQ/AB SMALL CAP GROWTH	IA	7,867,392
EQ/AB SMALL CAP GROWTH	IB	4,621,018

EQ/AGGRESSIVE ALLOCATION	A	5,646,376
EQ/AGGRESSIVE ALLOCATION	B	8,242,328

EQ/AMERICAN CENTURY MID CAP VALUE	IB	2,638,760

EQ/BALANCED STRATEGY	IB	2,812,121

EQ/BLACKROCK BASIC VALUE EQUITY	IA	1,727,437
EQ/BLACKROCK BASIC VALUE EQUITY	IB	7,142,700

EQ/CAPITAL GUARDIAN RESEARCH	IA	637,890
EQ/CAPITAL GUARDIAN RESEARCH	IB	4,175,704

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	1,023,471
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	6,241,556

The accompanying notes are an integral part of these financial statements.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/COMMON STOCK INDEX	IA	41,652,461
EQ/COMMON STOCK INDEX	IB	7,154,281

EQ/CONSERVATIVE ALLOCATION	A	2,049,879
EQ/CONSERVATIVE ALLOCATION	B	915,429

EQ/CONSERVATIVE GROWTH STRATEGY	IB	544,097

EQ/CONSERVATIVE STRATEGY	IB	244,600

EQ/CONSERVATIVE-PLUS ALLOCATION	A	1,860,474
EQ/CONSERVATIVE-PLUS ALLOCATION	B	1,501,043

EQ/CORE BOND INDEX	IA	2,504,198
EQ/CORE BOND INDEX	IB	5,440,224

EQ/EMERGING MARKETS EQUITY PLUS	IB	36

EQ/EQUITY 500 INDEX	IA	13,240,004
EQ/EQUITY 500 INDEX	IB	7,139,579

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	2,802,873

EQ/FRANKLIN RISING DIVIDENDS	IB	2,048,559

EQ/FRANKLIN STRATEGIC INCOME	IB	3,516,727

EQ/GLOBAL BOND PLUS	IA	808,907
EQ/GLOBAL BOND PLUS	IB	1,027,758

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	1,708,115
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	6,073,368

EQ/GOLDMAN SACHS MID CAP VALUE	IB	569,689

EQ/GROWTH STRATEGY	IB	3,667,121

EQ/INTERMEDIATE GOVERNMENT BOND	IA	2,668,250
EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,838,909

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	1,304,789
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	3,752,247

EQ/INTERNATIONAL EQUITY INDEX	IA	25,010,266
EQ/INTERNATIONAL EQUITY INDEX	IB	6,773,327

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	413,752

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	1,265,758
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	4,503,704

EQ/INVESCO COMSTOCK	IA	752,219
EQ/INVESCO COMSTOCK	IB	946,591

EQ/INVESCO GLOBAL REAL ESTATE	IB	2,653,729

EQ/INVESCO INTERNATIONAL GROWTH	IB	937,876

EQ/JANUS ENTERPRISE	IA	1,106,714
EQ/JANUS ENTERPRISE	IB	1,460,880

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	688,563
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	2,479,291

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	467,588
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	2,601,757

EQ/LARGE CAP GROWTH INDEX	IA	1,537,977
EQ/LARGE CAP GROWTH INDEX	IB	10,238,056

The accompanying notes are an integral part of these financial statements.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	1,533,862
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	6,817,519

EQ/LARGE CAP VALUE INDEX	IA	1,623,319
EQ/LARGE CAP VALUE INDEX	IB	1,993,991

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	14,437,552
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	7,226,715

EQ/LAZARD EMERGING MARKETS EQUITY	IB	2,863,822

EQ/LOOMIS SAYLES GROWTH	IA	2,112,110
EQ/LOOMIS SAYLES GROWTH	IB	3,501,914

EQ/MFS INTERNATIONAL GROWTH	IB	7,838,603

EQ/MFS INTERNATIONAL VALUE	IB	4,168,318

EQ/MFS MID CAP FOCUSED GROWTH	IB	2,934,619

EQ/MFS UTILITIES SERIES	IB	81,575

EQ/MID CAP INDEX	IA	2,834,753
EQ/MID CAP INDEX	IB	8,192,273

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	10,886,860
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	888,044

EQ/MODERATE ALLOCATION	A	48,834,368
EQ/MODERATE ALLOCATION	B	11,813,764

EQ/MODERATE GROWTH STRATEGY	IB	7,150,715

EQ/MODERATE-PLUS ALLOCATION	A	16,446,130
EQ/MODERATE-PLUS ALLOCATION	B	24,086,957

EQ/MONEY MARKET	IA	113,915,141
EQ/MONEY MARKET	IB	57,207,506

EQ/OPPENHEIMER GLOBAL	IB	7

EQ/PIMCO GLOBAL REAL RETURN	IB	3

EQ/PIMCO REAL RETURN	IB	2,058,009

EQ/PIMCO TOTAL RETURN	IB	7,369,052

EQ/PIMCO ULTRA SHORT BOND	IA	1,484,639
EQ/PIMCO ULTRA SHORT BOND	IB	1,756,112

EQ/QUALITY BOND PLUS	IA	2,613,794
EQ/QUALITY BOND PLUS	IB	2,178,472

EQ/SCIENCE AND TECHNOLOGY	IB	1,240,020

EQ/SMALL COMPANY INDEX	IA	5,142,315
EQ/SMALL COMPANY INDEX	IB	4,837,142

EQ/T. ROWE PRICE GROWTH STOCK	IA	469,319
EQ/T. ROWE PRICE GROWTH STOCK	IB	2,287,581

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	142,592

EQ/UBS GROWTH & INCOME	IB	1,622,006

EQ/WELLINGTON ENERGY	IB	2,871,060

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	63,980

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	104,818

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	1,568,053

The accompanying notes are an integral part of these financial statements.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	534,003

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	629,371

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	3,240,406

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,032,091

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	74,152

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	14,482

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	524,265

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	887,227

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	660,847

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	357,557

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	373,905

IVY VIP GLOBAL EQUITY INCOME	CLASS II	115,124

IVY VIP HIGH INCOME	CLASS II	11,947,822

IVY VIP SMALL CAP GROWTH	CLASS II	1,692,700

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	1

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	137,773

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	533,163

MULTIMANAGER AGGRESSIVE EQUITY	IA	7,418,194
MULTIMANAGER AGGRESSIVE EQUITY	IB	605,165

MULTIMANAGER CORE BOND	IA	1,969,241
MULTIMANAGER CORE BOND	IB	4,300,767

MULTIMANAGER MID CAP GROWTH	IA	1,330,911
MULTIMANAGER MID CAP GROWTH	IB	2,188,846

MULTIMANAGER MID CAP VALUE	IA	654,012
MULTIMANAGER MID CAP VALUE	IB	1,754,632

MULTIMANAGER TECHNOLOGY	IA	925,650
MULTIMANAGER TECHNOLOGY	IB	4,724,092

NATURAL RESOURCES PORTFOLIO	CLASS II	57,832

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,743,260

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	599,332

TARGET 2015 ALLOCATION	B	264,311

TARGET 2025 ALLOCATION	B	1,250,310

TARGET 2035 ALLOCATION	B	580,109

TARGET 2045 ALLOCATION	B	389,085

TARGET 2055 ALLOCATION	B	135,626

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	1,710,406

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	3,037,854

TEMPLETON GROWTH VIP FUND	CLASS 2	455,839

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S COMMON	585,849

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	SHARES	311,326

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$15.11	29
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$151.05	6
1290 VT CONVERTIBLE SECURITIES	0.60%	IB	$147.77	4

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$12.84	56
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$139.50	82
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.60%	IB	$134.03	6
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.90%	IB	$131.36	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$10.94	52
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$102.76	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$109.38	10
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.60%	IB	$107.65	2

1290 VT EQUITY INCOME	0.00%	IA	$205.79	4
1290 VT EQUITY INCOME	0.60%	IA	$190.65	20
1290 VT EQUITY INCOME	0.80%	IA	$185.83	—
1290 VT EQUITY INCOME	0.90%	IA	$183.47	2
1290 VT EQUITY INCOME	0.00%	IB	$283.57	52
1290 VT EQUITY INCOME	0.60%	IB	$188.42	14

1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$15.40	40
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$154.04	1
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$158.46	13
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$197.64	38
1290 VT GAMCO MERGERS & ACQUISITIONS	0.60%	IB	$146.80	34
1290 VT GAMCO MERGERS & ACQUISITIONS	0.80%	IB	$143.09	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$141.27	5

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$26.09	279
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$260.86	6
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$109.38	—
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$299.66	12
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$458.78	278
1290 VT GAMCO SMALL COMPANY VALUE	0.60%	IB	$277.61	187
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$270.60	1
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$267.16	18

1290 VT LOW VOLATILITY GLOBAL EQUITY	0.00%	IB	$106.66	—

1290 VT NATURAL RESOURCES	0.00%	IB	$102.67	—

1290 VT SMALL CAP VALUE	0.00%	IB	$109.04	—

1290 VT SMARTBETA EQUITY	0.00%	IB	$15.03	128
1290 VT SMARTBETA EQUITY	0.00%	IB	$150.28	7
1290 VT SMARTBETA EQUITY	0.60%	IB	$147.01	4

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$427.00	1
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$267.51	5
1290 VT SOCIALLY RESPONSIBLE	0.60%	IB	$236.63	5
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$227.10	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$222.49	—

The accompanying notes are an integral part of these financial statements.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

ALL ASSET GROWTH-ALT 20	0.00%	IB	$13.23	81
ALL ASSET GROWTH-ALT 20	0.00%	IB	$107.99	—
ALL ASSET GROWTH-ALT 20	0.00%	IB	$183.25	149
ALL ASSET GROWTH-ALT 20	0.60%	IB	$172.86	37
ALL ASSET GROWTH-ALT 20	0.80%	IB	$169.52	—
ALL ASSET GROWTH-ALT 20	0.90%	IB	$167.87	1

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$17.18	88
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$112.98	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$171.78	40
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.60%	CLASS 4	$165.04	16
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.80%	CLASS 4	$162.85	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.90%	CLASS 4	$161.76	5

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$14.21	400
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$142.11	124
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.60%	CLASS 4	$136.54	51
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.80%	CLASS 4	$134.72	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.90%	CLASS 4	$133.83	6

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$16.78	246
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$167.75	4

CHARTERSM MULTI-SECTOR BOND	0.00%	A	$15.67	47
CHARTERSM MULTI-SECTOR BOND	0.00%	A	$255.06	63
CHARTERSM MULTI-SECTOR BOND	0.60%	A	$417.81	76
CHARTERSM MULTI-SECTOR BOND	0.80%	A	$163.84	2
CHARTERSM MULTI-SECTOR BOND	0.90%	A	$242.73	15
CHARTERSM MULTI-SECTOR BOND	0.00%	B	$154.29	43
CHARTERSM MULTI-SECTOR BOND	0.60%	B	$117.67	70

CHARTERSM SMALL CAP GROWTH	0.00%	B	$208.81	1
CHARTERSM SMALL CAP GROWTH	0.00%	B	$306.19	41
CHARTERSM SMALL CAP GROWTH	0.60%	B	$193.53	20
CHARTERSM SMALL CAP GROWTH	0.80%	B	$188.67	—
CHARTERSM SMALL CAP GROWTH	0.90%	B	$186.28	1

CHARTERSM SMALL CAP VALUE	0.00%	A	$365.23	34
CHARTERSM SMALL CAP VALUE	0.60%	A	$331.22	1
CHARTERSM SMALL CAP VALUE	0.00%	B	$383.11	17
CHARTERSM SMALL CAP VALUE	0.60%	B	$330.30	1
CHARTERSM SMALL CAP VALUE	0.60%	B	$339.24	25
CHARTERSM SMALL CAP VALUE	0.80%	B	$325.28	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$317.95	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$318.68	2

The accompanying notes are an integral part of these financial statements.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$14.68	73

EQ/400 MANAGED VOLATILITY	0.00%	IB	$239.80	14
EQ/400 MANAGED VOLATILITY	0.60%	IB	$226.21	10
EQ/400 MANAGED VOLATILITY	0.80%	IB	$221.83	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$219.68	—

EQ/500 MANAGED VOLATILITY	0.00%	IB	$278.21	45
EQ/500 MANAGED VOLATILITY	0.60%	IB	$262.44	14
EQ/500 MANAGED VOLATILITY	0.80%	IB	$257.37	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$254.87	1

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$222.87	20
EQ/2000 MANAGED VOLATILITY	0.60%	IB	$210.24	7
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$206.18	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$204.17	1

EQ/AB SMALL CAP GROWTH	0.00%	IA	$49.46	144
EQ/AB SMALL CAP GROWTH	0.00%	IA	$650.40	57
EQ/AB SMALL CAP GROWTH	0.60%	IA	$567.44	158
EQ/AB SMALL CAP GROWTH	0.80%	IA	$542.10	2
EQ/AB SMALL CAP GROWTH	0.90%	IA	$529.86	17
EQ/AB SMALL CAP GROWTH	0.00%	IB	$108.05	—
EQ/AB SMALL CAP GROWTH	0.00%	IB	$533.87	36
EQ/AB SMALL CAP GROWTH	0.60%	IB	$420.52	136

EQ/AGGRESSIVE ALLOCATION	0.00%	A	$30.12	76
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$180.63	—
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$299.21	102
EQ/AGGRESSIVE ALLOCATION	0.60%	A	$271.34	113
EQ/AGGRESSIVE ALLOCATION	0.80%	A	$262.59	1
EQ/AGGRESSIVE ALLOCATION	0.90%	A	$258.33	5
EQ/AGGRESSIVE ALLOCATION	0.00%	B	$293.12	286
EQ/AGGRESSIVE ALLOCATION	0.60%	B	$265.81	41

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$28.02	277
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$280.16	113
EQ/AMERICAN CENTURY MID CAP VALUE	0.60%	IB	$264.28	75
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$259.17	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$256.65	6

EQ/BALANCED STRATEGY	0.00%	IB	$180.48	250

EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$34.10	168
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$318.57	1
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$444.81	76
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IA	$403.40	2
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$110.09	—
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$585.44	113
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IB	$334.03	21
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IB	$510.79	167
EQ/BLACKROCK BASIC VALUE EQUITY	0.80%	IB	$487.98	2
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$476.96	18

EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$47.64	32
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$412.75	2
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$560.70	24

The accompanying notes are an integral part of these financial statements.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CAPITAL GUARDIAN RESEARCH	0.60%	IA	$347.26	3
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IB	$425.90	37
EQ/CAPITAL GUARDIAN RESEARCH	0.60%	IB	$376.84	225
EQ/CAPITAL GUARDIAN RESEARCH	0.80%	IB	$361.71	2
EQ/CAPITAL GUARDIAN RESEARCH	0.90%	IB	$354.37	23

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$46.84	70
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$440.88	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$621.55	17
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$112.31	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$355.63	120
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.60%	IB	$304.92	116
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.80%	IB	$302.02	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$295.90	10

EQ/COMMON STOCK INDEX	0.00%	IA	$42.79	235
EQ/COMMON STOCK INDEX	0.00%	IA	$882.60	232
EQ/COMMON STOCK INDEX	0.60%	IA	$2,187.32	541
EQ/COMMON STOCK INDEX	0.80%	IA	$521.02	25
EQ/COMMON STOCK INDEX	0.90%	IA	$882.13	126
EQ/COMMON STOCK INDEX	0.00%	IB	$112.91	—
EQ/COMMON STOCK INDEX	0.00%	IB	$275.63	327
EQ/COMMON STOCK INDEX	0.60%	IB	$293.39	581

EQ/CONSERVATIVE ALLOCATION	0.00%	A	$16.15	144
EQ/CONSERVATIVE ALLOCATION	0.00%	A	$177.26	36
EQ/CONSERVATIVE ALLOCATION	0.60%	A	$160.75	54
EQ/CONSERVATIVE ALLOCATION	0.80%	A	$155.57	—
EQ/CONSERVATIVE ALLOCATION	0.90%	A	$153.05	12
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$103.75	—
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$173.64	37
EQ/CONSERVATIVE ALLOCATION	0.60%	B	$157.47	14

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$166.29	49

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$140.14	22

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$19.41	192
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$156.09	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$205.49	31
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	A	$186.35	40
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	A	$180.34	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	A	$177.42	2
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$105.73	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$201.31	60
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	B	$182.56	14

EQ/CORE BOND INDEX	0.00%	IA	$146.29	92
EQ/CORE BOND INDEX	0.00%	IA	$152.90	2
EQ/CORE BOND INDEX	0.60%	IA	$140.72	3
EQ/CORE BOND INDEX	0.60%	IA	$168.22	61
EQ/CORE BOND INDEX	0.80%	IA	$132.24	—
EQ/CORE BOND INDEX	0.90%	IA	$129.85	6
EQ/CORE BOND INDEX	0.00%	IB	$102.26	—
EQ/CORE BOND INDEX	0.00%	IB	$152.00	114
EQ/CORE BOND INDEX	0.60%	IB	$164.38	9

The accompanying notes are an integral part of these financial statements.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	0.60%	IB	$167.23	215

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	IB	$112.00	—

EQ/EQUITY 500 INDEX	0.00%	IA	$42.27	987
EQ/EQUITY 500 INDEX	0.00%	IA	$1,016.61	250
EQ/EQUITY 500 INDEX	0.60%	IA	$879.36	367
EQ/EQUITY 500 INDEX	0.80%	IA	$587.97	7
EQ/EQUITY 500 INDEX	0.90%	IA	$813.31	64
EQ/EQUITY 500 INDEX	0.00%	IB	$113.39	—
EQ/EQUITY 500 INDEX	0.00%	IB	$307.67	796
EQ/EQUITY 500 INDEX	0.60%	IB	$280.82	418

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$41.99	152
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$277.75	105
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$526.77	11
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.60%	IB	$262.01	265
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$256.94	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$254.45	3

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$110.11	—
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$301.65	130
EQ/FRANKLIN RISING DIVIDENDS	0.60%	IB	$284.56	87
EQ/FRANKLIN RISING DIVIDENDS	0.80%	IB	$279.06	—
EQ/FRANKLIN RISING DIVIDENDS	0.90%	IB	$276.35	6

EQ/FRANKLIN STRATEGIC INCOME	0.00%	IB	$148.04	175
EQ/FRANKLIN STRATEGIC INCOME	0.60%	IB	$139.65	67
EQ/FRANKLIN STRATEGIC INCOME	0.80%	IB	$136.95	—
EQ/FRANKLIN STRATEGIC INCOME	0.90%	IB	$135.62	11

EQ/GLOBAL BOND PLUS	0.00%	IA	$13.21	59
EQ/GLOBAL BOND PLUS	0.00%	IA	$151.03	17
EQ/GLOBAL BOND PLUS	0.60%	IA	$131.03	24
EQ/GLOBAL BOND PLUS	0.80%	IA	$127.72	—
EQ/GLOBAL BOND PLUS	0.90%	IA	$126.10	8
EQ/GLOBAL BOND PLUS	0.00%	IB	$143.93	51
EQ/GLOBAL BOND PLUS	0.60%	IB	$129.49	16

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$31.76	36
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$449.27	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$723.36	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$387.83	84
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$338.99	192
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$459.61	11
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$324.05	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$316.83	17

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$111.66	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$238.65	33
EQ/GOLDMAN SACHS MID CAP VALUE	0.60%	IB	$225.12	13
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$220.77	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$218.62	1

EQ/GROWTH STRATEGY	0.00%	IB	$212.19	334

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$11.87	123
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$247.60	40

The accompanying notes are an integral part of these financial statements.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IA	$260.65	53
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IA	$182.91	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$206.24	11
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$130.50	8
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$177.80	32
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IB	$157.00	79

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IA	$290.03	48
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IA	$204.63	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$187.96	112
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IB	$165.77	109
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$159.59	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$155.89	17

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$21.04	341
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$243.62	249
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IA	$209.90	780
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IA	$169.22	6
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$194.77	69
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$109.96	—
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$166.32	203
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IB	$155.89	204
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$143.39	—

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$146.58	36
EQ/INTERNATIONAL MANAGED VOLATILITY	0.60%	IB	$138.27	3
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$135.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$134.28	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$20.05	37
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$214.97	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$273.73	57
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IA	$190.84	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$200.10	115
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$190.89	4
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$194.91	168
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$169.90	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$182.68	20

EQ/INVESCO COMSTOCK	0.00%	IA	$14.73	34
EQ/INVESCO COMSTOCK	0.00%	IA	$211.58	34
EQ/INVESCO COMSTOCK	0.60%	IA	$196.01	25
EQ/INVESCO COMSTOCK	0.80%	IA	$191.06	—
EQ/INVESCO COMSTOCK	0.90%	IA	$188.63	5
EQ/INVESCO COMSTOCK	0.00%	IB	$112.38	—
EQ/INVESCO COMSTOCK	0.00%	IB	$269.33	54
EQ/INVESCO COMSTOCK	0.60%	IB	$193.61	13

EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$20.17	271
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$106.43	—
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$201.75	146
EQ/INVESCO GLOBAL REAL ESTATE	0.60%	IB	$190.32	43
EQ/INVESCO GLOBAL REAL ESTATE	0.80%	IB	$186.63	—
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$184.82	7

EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$18.22	323

The accompanying notes are an integral part of these financial statements.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$182.19	125
EQ/INVESCO INTERNATIONAL GROWTH	0.60%	IB	$171.86	49
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$168.54	—
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$166.90	5

EQ/JANUS ENTERPRISE	0.00%	IA	$270.27	31
EQ/JANUS ENTERPRISE	0.60%	IA	$250.39	57
EQ/JANUS ENTERPRISE	0.80%	IA	$244.06	—
EQ/JANUS ENTERPRISE	0.90%	IA	$240.96	5
EQ/JANUS ENTERPRISE	0.00%	IB	$15.49	19
EQ/JANUS ENTERPRISE	0.00%	IB	$391.15	63
EQ/JANUS ENTERPRISE	0.60%	IB	$247.44	24

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$39.29	192
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$343.14	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$447.00	12
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$417.39	43
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$255.57	7
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$364.16	59
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$347.90	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$340.05	14

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$38.59	19
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$433.00	10
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IA	$296.41	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$278.82	72
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IB	$246.34	35
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$236.34	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$231.49	2

EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$55.72	69
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$497.63	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$598.22	36
EQ/LARGE CAP GROWTH INDEX	0.60%	IA	$391.21	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$114.65	—
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$297.69	138
EQ/LARGE CAP GROWTH INDEX	0.60%	IB	$263.02	448
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$252.33	5
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$247.16	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$46.78	13
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$457.89	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$602.68	87
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IA	$365.64	6
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$575.22	78
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$288.36	39
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$501.86	336
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$479.45	5
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$468.63	24

EQ/LARGE CAP VALUE INDEX	0.00%	IA	$136.55	41
EQ/LARGE CAP VALUE INDEX	0.60%	IA	$126.50	40
EQ/LARGE CAP VALUE INDEX	0.80%	IA	$123.30	—
EQ/LARGE CAP VALUE INDEX	0.90%	IA	$121.73	34
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$111.43	—

The accompanying notes are an integral part of these financial statements.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$157.29	93
EQ/LARGE CAP VALUE INDEX	0.60%	IB	$125.03	29

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$31.64	16
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$267.24	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$272.41	83
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$360.68	183
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$244.48	10
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$279.12	524
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IA	$231.30	13
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$261.61	89
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$268.88	81
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$236.60	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$275.50	395
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$258.22	—

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$12.86	573
EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$128.64	325
EQ/LAZARD EMERGING MARKETS EQUITY	0.60%	IB	$121.35	104
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$119.00	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$117.84	9

EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$33.91	95
EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$361.48	7
EQ/LOOMIS SAYLES GROWTH	0.60%	IA	$334.89	36
EQ/LOOMIS SAYLES GROWTH	0.80%	IA	$326.43	—
EQ/LOOMIS SAYLES GROWTH	0.90%	IA	$322.28	5
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$441.42	61
EQ/LOOMIS SAYLES GROWTH	0.60%	IB	$331.04	18

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$179.55	83
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$286.53	106
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$166.34	97
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$162.14	—
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$160.08	19

EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$24.97	692
EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$109.49	—
EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$249.69	297
EQ/MFS INTERNATIONAL VALUE	0.60%	IB	$235.55	137
EQ/MFS INTERNATIONAL VALUE	0.80%	IB	$230.99	—
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$228.75	18

EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$31.66	136
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$316.58	83
EQ/MFS MID CAP FOCUSED GROWTH	0.60%	IB	$298.64	42
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$292.86	—
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$290.02	3

EQ/MFS UTILITIES SERIES	0.00%	IB	$24.76	101
EQ/MFS UTILITIES SERIES	0.00%	IB	$247.62	1

EQ/MID CAP INDEX	0.00%	IA	$44.27	149
EQ/MID CAP INDEX	0.00%	IA	$342.30	8
EQ/MID CAP INDEX	0.00%	IA	$506.51	60
EQ/MID CAP INDEX	0.60%	IA	$341.11	5
EQ/MID CAP INDEX	0.00%	IB	$109.96	—

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	0.00%	IB	$323.53	158
EQ/MID CAP INDEX	0.60%	IB	$287.99	219
EQ/MID CAP INDEX	0.80%	IB	$276.98	1
EQ/MID CAP INDEX	0.90%	IB	$271.64	13

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$38.42	20
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$341.27	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$441.17	21
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$473.94	95
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$322.09	4
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$373.90	18
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$384.90	277
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IA	$367.72	3
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IA	$359.42	23
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$110.97	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$439.29	33

EQ/MODERATE ALLOCATION	0.00%	A	$21.11	381
EQ/MODERATE ALLOCATION	0.00%	A	$158.84	4
EQ/MODERATE ALLOCATION	0.00%	A	$454.71	170
EQ/MODERATE ALLOCATION	0.60%	A	$956.47	576
EQ/MODERATE ALLOCATION	0.80%	A	$305.73	9
EQ/MODERATE ALLOCATION	0.90%	A	$384.65	114
EQ/MODERATE ALLOCATION	0.00%	B	$106.62	—
EQ/MODERATE ALLOCATION	0.00%	B	$223.88	498
EQ/MODERATE ALLOCATION	0.60%	B	$201.96	263

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$195.92	648

EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$25.30	653
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$171.31	2
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$266.91	339
EQ/MODERATE-PLUS ALLOCATION	0.60%	A	$242.04	267
EQ/MODERATE-PLUS ALLOCATION	0.80%	A	$234.25	3
EQ/MODERATE-PLUS ALLOCATION	0.90%	A	$230.44	42
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$107.46	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$108.52	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$261.46	888
EQ/MODERATE-PLUS ALLOCATION	0.60%	B	$237.11	148

EQ/MONEY MARKET	0.00%	IA	$10.32	552
EQ/MONEY MARKET	0.00%	IA	$10.36	1,153
EQ/MONEY MARKET	0.00%	IA	$177.62	108
EQ/MONEY MARKET	0.60%	IA	$244.78	249
EQ/MONEY MARKET	0.80%	IA	$136.58	1
EQ/MONEY MARKET	0.90%	IA	$150.25	19
EQ/MONEY MARKET	0.00%	IB	$100.94	10
EQ/MONEY MARKET	0.00%	IB	$135.73	264
EQ/MONEY MARKET	0.60%	IB	$125.38	152

EQ/OPPENHEIMER GLOBAL	0.00%	IB	$113.06	—

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$101.00	—

EQ/PIMCO REAL RETURN	0.00%	IB	$13.35	125
EQ/PIMCO REAL RETURN	0.00%	IB	$133.54	135
EQ/PIMCO REAL RETURN	0.60%	IB	$125.98	42

The accompanying notes are an integral part of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO REAL RETURN	0.80%	IB	$123.54	—
EQ/PIMCO REAL RETURN	0.90%	IB	$122.34	4

EQ/PIMCO TOTAL RETURN	0.00%	IB	$14.11	297
EQ/PIMCO TOTAL RETURN	0.00%	IB	$103.13	—
EQ/PIMCO TOTAL RETURN	0.00%	IB	$141.12	339
EQ/PIMCO TOTAL RETURN	0.60%	IB	$133.12	188
EQ/PIMCO TOTAL RETURN	0.80%	IB	$130.55	1
EQ/PIMCO TOTAL RETURN	0.90%	IB	$129.28	31

EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$124.33	50
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$104.86	2
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$115.18	64
EQ/PIMCO ULTRA SHORT BOND	0.80%	IA	$112.27	—
EQ/PIMCO ULTRA SHORT BOND	0.90%	IA	$110.84	8
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$101.48	—
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$127.42	106
EQ/PIMCO ULTRA SHORT BOND	0.60%	IB	$114.56	33

EQ/QUALITY BOND PLUS	0.00%	IA	$13.15	84
EQ/QUALITY BOND PLUS	0.00%	IA	$271.80	24
EQ/QUALITY BOND PLUS	0.60%	IA	$218.93	61
EQ/QUALITY BOND PLUS	0.80%	IA	$197.48	1
EQ/QUALITY BOND PLUS	0.90%	IA	$202.23	6
EQ/QUALITY BOND PLUS	0.00%	IB	$183.40	39
EQ/QUALITY BOND PLUS	0.60%	IB	$161.70	73

EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$37.21	79
EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$248.17	101
EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$372.12	11
EQ/SCIENCE AND TECHNOLOGY	0.60%	IB	$238.44	51
EQ/SCIENCE AND TECHNOLOGY	0.80%	IB	$235.27	—
EQ/SCIENCE AND TECHNOLOGY	0.90%	IB	$233.70	6

EQ/SMALL COMPANY INDEX	0.00%	IA	$38.65	126
EQ/SMALL COMPANY INDEX	0.00%	IA	$229.53	2
EQ/SMALL COMPANY INDEX	0.00%	IA	$573.36	48
EQ/SMALL COMPANY INDEX	0.60%	IA	$355.58	8
EQ/SMALL COMPANY INDEX	0.60%	IA	$458.68	41
EQ/SMALL COMPANY INDEX	0.80%	IA	$441.00	—
EQ/SMALL COMPANY INDEX	0.90%	IA	$433.65	5
EQ/SMALL COMPANY INDEX	0.00%	IB	$111.20	—
EQ/SMALL COMPANY INDEX	0.00%	IB	$416.26	103
EQ/SMALL COMPANY INDEX	0.60%	IB	$399.21	—
EQ/SMALL COMPANY INDEX	0.60%	IB	$404.39	25
EQ/SMALL COMPANY INDEX	0.90%	IB	$379.01	—

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$56.92	437
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$327.71	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$328.39	—
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IA	$303.93	3
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$112.43	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$323.59	27
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$384.64	136
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IB	$300.11	192

The accompanying notes are an integral part of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$292.64	1
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$288.97	16

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$50.21	118
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$115.23	—
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$502.06	3

EQ/UBS GROWTH & INCOME	0.00%	IB	$228.64	1
EQ/UBS GROWTH & INCOME	0.00%	IB	$328.67	22
EQ/UBS GROWTH & INCOME	0.60%	IB	$211.82	40
EQ/UBS GROWTH & INCOME	0.80%	IB	$206.46	—
EQ/UBS GROWTH & INCOME	0.90%	IB	$203.84	2

EQ/WELLINGTON ENERGY	0.00%	IB	$7.33	136
EQ/WELLINGTON ENERGY	0.00%	IB	$73.35	100
EQ/WELLINGTON ENERGY	0.60%	IB	$69.19	38
EQ/WELLINGTON ENERGY	0.80%	IB	$67.85	—
EQ/WELLINGTON ENERGY	0.90%	IB	$67.19	1

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$29.65	10
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$306.65	3

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$35.91	58
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$381.73	1

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$10.39	104
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$103.95	5

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$39.50	65
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$285.41	21
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$387.74	1
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.60%	SERVICE CLASS 2	$269.24	9
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$261.47	1

FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$27.96	63
FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$290.91	5

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$17.58	785
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$193.17	144

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$38.33	152
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$108.38	—
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$232.32	67
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$610.74	5
FIDELITY® VIP MID CAP PORTFOLIO	0.60%	SERVICE CLASS 2	$219.16	35
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$214.92	—
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$212.83	3

FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$42.96	25
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$388.77	—

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$46.35	3
FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$475.32	—

FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$21.32	50
FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$213.16	30
FRANKLIN MUTUAL SHARES VIP FUND	0.60%	CLASS 2	$201.09	11
FRANKLIN MUTUAL SHARES VIP FUND	0.80%	CLASS 2	$197.20	—
FRANKLIN MUTUAL SHARES VIP FUND	0.90%	CLASS 2	$195.28	1

The accompanying notes are an integral part of these financial statements.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$24.49	164
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$244.88	19
FRANKLIN SMALL CAP VALUE VIP FUND	0.60%	CLASS 2	$231.00	19
FRANKLIN SMALL CAP VALUE VIP FUND	0.80%	CLASS 2	$226.53	—
FRANKLIN SMALL CAP VALUE VIP FUND	0.90%	CLASS 2	$224.33	2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$23.36	609
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$233.64	16

INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$19.98	29
INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$199.75	10
INVESCO V.I. MID CAP CORE EQUITY FUND	0.60%	SERIES II	$188.43	8
INVESCO V.I. MID CAP CORE EQUITY FUND	0.80%	SERIES II	$184.79	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$182.99	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$22.13	24
INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES I	$221.26	19
INVESCO V.I. SMALL CAP EQUITY FUND	0.60%	SERIES I	$208.72	7
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES I	$204.68	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$202.69	—

IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$21.64	27
IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$216.37	1

IVY VIP HIGH INCOME	0.00%	CLASS II	$13.31	528
IVY VIP HIGH INCOME	0.00%	CLASS I	$103.21	—
IVY VIP HIGH INCOME	0.00%	CLASS I	$133.06	192
IVY VIP HIGH INCOME	0.60%	CLASS I	$127.84	65
IVY VIP HIGH INCOME	0.80%	CLASS I	$126.14	—
IVY VIP HIGH INCOME	0.90%	CLASS II	$125.30	4

IVY VIP SMALL CAP GROWTH	0.00%	CLASS II	$23.74	57
IVY VIP SMALL CAP GROWTH	0.00%	CLASS I	$237.38	36
IVY VIP SMALL CAP GROWTH	0.60%	CLASS I	$223.93	19
IVY VIP SMALL CAP GROWTH	0.80%	CLASS I	$219.60	—
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$217.46	3

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.00%	VC SHARES	$104.15	—

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$286.39	10
MFS® INVESTORS TRUST SERIES	0.60%	SERVICE CLASS	$270.16	6
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$264.93	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$339.48	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.60%	SERVICE CLASS	$320.24	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$314.05	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$311.00	—

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$49.97	18
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$282.74	—
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$520.07	126
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$384.32	3
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$1,951.97	201

The accompanying notes are an integral part of these financial statements.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IA	$282.54	12
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$503.13	62
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$264.88	60
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IB	$234.93	100

MULTIMANAGER CORE BOND	0.00%	IA	$15.33	98
MULTIMANAGER CORE BOND	0.00%	IA	$180.91	—
MULTIMANAGER CORE BOND	0.00%	IA	$191.46	92
MULTIMANAGER CORE BOND	0.60%	IA	$181.19	3
MULTIMANAGER CORE BOND	0.00%	IB	$197.36	103
MULTIMANAGER CORE BOND	0.60%	IB	$177.10	114
MULTIMANAGER CORE BOND	0.80%	IB	$170.79	—
MULTIMANAGER CORE BOND	0.90%	IB	$167.72	14

MULTIMANAGER MID CAP GROWTH	0.00%	IA	$607.84	22
MULTIMANAGER MID CAP GROWTH	0.60%	IA	$333.42	1
MULTIMANAGER MID CAP GROWTH	0.00%	IB	$536.78	14
MULTIMANAGER MID CAP GROWTH	0.60%	IB	$310.96	39
MULTIMANAGER MID CAP GROWTH	0.80%	IB	$469.44	—
MULTIMANAGER MID CAP GROWTH	0.90%	IB	$294.49	5

MULTIMANAGER MID CAP VALUE	0.00%	IA	$37.47	18
MULTIMANAGER MID CAP VALUE	0.00%	IA	$329.70	—
MULTIMANAGER MID CAP VALUE	0.00%	IA	$500.84	18
MULTIMANAGER MID CAP VALUE	0.60%	IA	$298.41	1
MULTIMANAGER MID CAP VALUE	0.00%	IB	$328.00	16
MULTIMANAGER MID CAP VALUE	0.60%	IB	$294.32	62
MULTIMANAGER MID CAP VALUE	0.80%	IB	$283.83	—
MULTIMANAGER MID CAP VALUE	0.90%	IB	$278.73	8

MULTIMANAGER TECHNOLOGY	0.00%	IA	$71.36	40
MULTIMANAGER TECHNOLOGY	0.00%	IA	$997.39	25
MULTIMANAGER TECHNOLOGY	0.60%	IA	$500.61	2
MULTIMANAGER TECHNOLOGY	0.00%	IB	$112.34	—
MULTIMANAGER TECHNOLOGY	0.00%	IB	$810.86	45
MULTIMANAGER TECHNOLOGY	0.60%	IB	$448.50	219
MULTIMANAGER TECHNOLOGY	0.80%	IB	$709.16	1
MULTIMANAGER TECHNOLOGY	0.90%	IB	$424.76	11

NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$14.16	73
NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$55.07	6

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$69.65	126
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$106.63	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.60%	ADVISOR CLASS	$65.70	30
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$64.43	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$63.81	9

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$239.36	43
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.60%	CLASS I	$225.80	23
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.80%	CLASS I	$221.43	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.90%	CLASS II	$219.28	3

TARGET 2015 ALLOCATION	0.00%	B	$22.07	60
TARGET 2015 ALLOCATION	0.00%	B	$173.49	6

TARGET 2025 ALLOCATION	0.00%	B	$25.95	90
TARGET 2025 ALLOCATION	0.00%	B	$130.82	6

The accompanying notes are an integral part of these financial statements.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2025 ALLOCATION	0.00%	B	$193.04	24
TARGET 2025 ALLOCATION	0.60%	B	$127.19	54
TARGET 2025 ALLOCATION	0.80%	B	$126.00	—

TARGET 2035 ALLOCATION	0.00%	B	$28.61	134
TARGET 2035 ALLOCATION	0.00%	B	$135.58	8
TARGET 2035 ALLOCATION	0.00%	B	$204.95	8
TARGET 2035 ALLOCATION	0.60%	B	$131.82	5

TARGET 2045 ALLOCATION	0.00%	B	$30.92	52
TARGET 2045 ALLOCATION	0.00%	B	$138.88	14
TARGET 2045 ALLOCATION	0.00%	B	$212.36	4
TARGET 2045 ALLOCATION	0.60%	B	$135.03	4

TARGET 2055 ALLOCATION	0.00%	B	$14.47	24
TARGET 2055 ALLOCATION	0.00%	B	$144.67	8
TARGET 2055 ALLOCATION	0.60%	B	$140.66	1

TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$138.90	96
TEMPLETON DEVELOPING MARKETS VIP FUND	0.60%	CLASS 2	$131.03	35
TEMPLETON DEVELOPING MARKETS VIP FUND	0.80%	CLASS 2	$128.49	—
TEMPLETON DEVELOPING MARKETS VIP FUND	0.90%	CLASS 2	$127.25	4

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$12.96	320
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$129.62	245
TEMPLETON GLOBAL BOND VIP FUND	0.60%	CLASS 2	$122.27	93
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$119.91	—
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$118.74	10

TEMPLETON GROWTH VIP FUND	0.00%	CLASS 2	$178.02	19
TEMPLETON GROWTH VIP FUND	0.60%	CLASS 2	$167.94	8
TEMPLETON GROWTH VIP FUND	0.80%	CLASS 2	$164.69	—
TEMPLETON GROWTH VIP FUND	0.90%	CLASS 2	$163.09	2

VANECK VIP GLOBAL HARD ASSETS FUND	0.00%	CLASS S	$66.70	122
VANECK VIP GLOBAL HARD ASSETS FUND	0.60%	CLASS S	$62.91	39
VANECK VIP GLOBAL HARD ASSETS FUND	0.80%	CLASS S	$61.69	—
VANECK VIP GLOBAL HARD ASSETS FUND	0.90%	CLASS S	$61.09	1

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	0.60%	COMMON SHARES	$353.83	42

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$67,043	$259,044	$50,177	$482,472	$648,057	$1,113,603
Expenses:
Asset-based charges	2,794	4,626	999	40,835	36,152	347,137

Net Investment Income (Loss)	64,249	254,418	49,178	441,637	611,905	766,466

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,675	58,168	5,374	(1,640,159)	(158,370)	4,225,421
Net realized gain distribution from the Portfolios	26,004	418,562	—	284,393	250,934	4,930,492

Net realized gain (loss)	31,679	476,730	5,374	(1,355,766)	92,564	9,155,913

Net change in unrealized appreciation (depreciation) of investments	221,107	1,245,865	34,319	5,411,069	544,835	27,540,790

Net Realized and Unrealized Gain (Loss) on Investments	252,786	1,722,595	39,693	4,055,303	637,399	36,696,703

Net Increase (Decrease) in Net Assets Resulting from Operations	$317,035	$1,977,013	$88,871	$4,496,940	$1,249,304	$37,463,169

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)	1290 VT SMALL CAP VALUE*(a)	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	ALL ASSET GROWTH-ALT 20*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2	$—	$—	$36,560	$30,980	$566,993
Expenses:
Asset-based charges	—	—	—	2,215	10,439	38,371

Net Investment Income (Loss)	2	—	—	34,345	20,541	528,622

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	—	—	33,497	175,356	92,550
Net realized gain distribution from the Portfolios	—	—	—	46,392	57,218	1,273,748

Net realized gain (loss)	—	—	—	79,889	232,574	1,366,298

Net change in unrealized appreciation (depreciation) of investments	—	—	—	391,869	608,444	3,675,286

Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	471,758	841,018	5,041,584

Net Increase (Decrease) in Net Assets Resulting from Operations	$2	$—	$—	$506,103	$861,559	$5,570,206

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$849	$211,036	$61,885	$1,410,464	$303,395	$129,026
Expenses:
Asset-based charges	21,059	42,335	—	290,891	23,350	62,498

Net Investment Income (Loss)	(20,210)	168,701	61,885	1,119,573	280,045	66,528

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	32,680	499,866	198,306	(582,560)	736,149	1,119,695
Net realized gain distribution from the Portfolios	638,392	963,905	198,017	—	1,547,782	990,438

Net realized gain (loss)	671,072	1,463,771	396,323	(582,560)	2,283,931	2,110,133

Net change in unrealized appreciation (depreciation) of investments	2,015,078	4,480,321	526,747	3,747,117	1,551,616	3,698,522

Net Realized and Unrealized Gain (Loss) on Investments	2,686,150	5,944,092	923,070	3,164,557	3,835,547	5,808,655

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,665,940	$6,112,793	$984,955	$4,284,130	$4,115,592	$5,875,183

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,525	$49,587	$229,307	$51,775	$337,782	$2,350,676
Expenses:
Asset-based charges	—	13,110	20,829	9,309	948,610	250,622

Net Investment Income (Loss)	3,525	36,477	208,478	42,466	(610,828)	2,100,054

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,139	(2,269)	446,854	26,912	3,095,232	1,896,788
Net realized gain distribution from the Portfolios	9,316	135,478	276,628	234,987	19,869,810	11,755,887

Net realized gain (loss)	11,455	133,209	723,482	261,899	22,965,042	13,652,675

Net change in unrealized appreciation (depreciation) of investments	209,344	907,889	2,500,545	778,528	27,484,872	16,507,622

Net Realized and Unrealized Gain (Loss) on Investments	220,799	1,041,098	3,224,027	1,040,427	50,449,914	30,160,297

Net Increase (Decrease) in Net Assets Resulting from Operations	$224,324	$1,077,575	$3,432,505	$1,082,893	$49,839,086	$32,260,351

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,032,408	$658,011	$3,776,373	$665,526	$24,459	$23,977,303
Expenses:
Asset-based charges	124,239	—	622,594	586,575	229,709	8,739,485

Net Investment Income (Loss)	908,169	658,011	3,153,779	78,951	(205,250)	15,237,818

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	244,549	532,662	7,749,832	11,519,089	285,907	61,806,930
Net realized gain distribution from the Portfolios	—	786,561	9,359,338	13,758,223	5,821,070	76,392,008

Net realized gain (loss)	244,549	1,319,223	17,109,170	25,277,312	6,106,977	138,198,938

Net change in unrealized appreciation (depreciation) of investments	12,500,948	4,040,788	20,385,810	8,569,002	17,892,358	272,175,011

Net Realized and Unrealized Gain (Loss) on Investments	12,745,497	5,360,011	37,494,980	33,846,314	23,999,335	410,373,949

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,653,666	$6,018,022	$40,648,759	$33,925,265	$23,794,085	$425,611,767

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS* (a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$457,239	$116,385	$44,891	$511,349	$1,504,867	$2
Expenses:
Asset-based charges	81,844	—	—	63,601	223,546	—

Net Investment Income (Loss)	375,395	116,385	44,891	447,748	1,281,321	2

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(144,529)	66,958	15,858	(36,522)	48,252	—
Net realized gain distribution from the Portfolios	567,204	106,098	17,435	1,194,529	—	—

Net realized gain (loss)	422,675	173,056	33,293	1,158,007	48,252	—

Net change in unrealized appreciation (depreciation) of investments	1,542,472	660,708	184,799	2,391,176	2,073,855	10

Net Realized and Unrealized Gain (Loss) on Investments	1,965,147	833,764	218,092	3,549,183	2,122,107	10

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,340,542	$950,149	$262,983	$3,996,931	$3,403,428	$12

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,101,930	$985,315	$662,132	$1,449,451	$137,813	$1,762,612
Expenses:
Asset-based charges	2,910,135	389,855	151,962	69,251	42,288	451,498

Net Investment Income (Loss)	12,191,795	595,460	510,170	1,380,200	95,525	1,311,114

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	49,036,379	65,836	617,961	159,445	(168,484)	3,109,312
Net realized gain distribution from the Portfolios	19,032,143	—	208,539	506,983	108,464	3,757,652

Net realized gain (loss)	68,068,522	65,836	826,500	666,428	(60,020)	6,866,964

Net change in unrealized appreciation (depreciation) of investments	163,549,309	26,485,495	13,849,231	832,252	949,715	20,756,071

Net Realized and Unrealized Gain (Loss) on Investments	231,617,831	26,551,331	14,675,731	1,498,680	889,695	27,623,035

Net Increase (Decrease) in Net Assets Resulting from Operations	$243,809,626	$27,146,791	$15,185,901	$2,878,880	$985,220	$28,934,149

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/ INTERMEDIATE GOVERNMENT BOND*	EQ/ INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/ INTERNATIONAL EQUITY INDEX*	EQ/ INTERNATIONAL MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$85,573	$1,029,853	$724,982	$1,058,795	$8,343,714	$124,274
Expenses:
Asset-based charges	15,459	—	186,673	136,069	1,252,267	2,196

Net Investment Income (Loss)	70,114	1,029,853	538,309	922,726	7,091,447	122,078

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	64,156	1,213,961	198,866	938,598	(4,009,597)	7,169
Net realized gain distribution from the Portfolios	153,316	1,226,705	—	995,320	—	12,719

Net realized gain (loss)	217,472	2,440,666	198,866	1,933,918	(4,009,597)	19,888

Net change in unrealized appreciation (depreciation) of investments	2,261,285	8,425,891	1,033,634	7,959,878	54,318,570	743,111

Net Realized and Unrealized Gain (Loss) on Investments	2,478,757	10,866,557	1,232,500	9,893,796	50,308,973	762,999

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,548,871	$11,896,410	$1,770,809	$10,816,522	$57,400,420	$885,077

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,681,203	$591,103	$1,931,660	$583,152	$8,655	$671,505
Expenses:
Asset-based charges	229,111	49,924	61,355	54,947	121,194	176,299

Net Investment Income (Loss)	1,452,092	541,179	1,870,305	528,205	(112,539)	495,206

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,014,008	732,426	753,206	798,007	869,508	766,714
Net realized gain distribution from the Portfolios	1,621,497	1,217,964	1,826,944	614,955	3,240,161	745,762

Net realized gain (loss)	2,635,505	1,950,390	2,580,150	1,412,962	4,109,669	1,512,476

Net change in unrealized appreciation (depreciation) of investments	10,474,033	3,679,086	3,680,663	6,565,120	10,680,522	10,251,881

Net Realized and Unrealized Gain (Loss) on Investments	13,109,538	5,629,476	6,260,813	7,978,082	14,790,191	11,764,357

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,561,630	$6,170,655	$8,131,118	$8,506,287	$14,677,652	$12,259,563

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$416,649	$1,096,562	$1,158,411	$691,090	$7,236,003	$1,546,340
Expenses:
Asset-based charges	53,008	703,098	1,144,941	79,148	1,704,995	82,612

Net Investment Income (Loss)	363,641	393,464	13,470	611,942	5,531,008	1,463,728

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,084,868	7,406,544	16,111,092	776,545	6,241,512	736,191
Net realized gain distribution from the Portfolios	2,155,256	12,741,326	22,229,934	1,699,708	22,744,558	592,750

Net realized gain (loss)	3,240,124	20,147,870	38,341,026	2,476,253	28,986,070	1,328,941

Net change in unrealized appreciation (depreciation) of investments	4,516,234	29,779,230	38,932,796	3,372,909	47,962,044	6,960,105

Net Realized and Unrealized Gain (Loss) on Investments	7,756,358	49,927,100	77,273,822	5,849,162	76,948,114	8,289,046

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,119,999	$50,320,564	$77,287,292	$6,461,104	$82,479,122	$9,752,774

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,858	$751,877	$813,628	$6,391	$78,536	$1,711,713
Expenses:
Asset-based charges	113,840	117,417	218,802	81,832	—	417,562

Net Investment Income (Loss)	(100,982)	634,460	594,826	(75,441)	78,536	1,294,151

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,469,748	802,893	1,276,040	939,974	65,249	5,695,826
Net realized gain distribution from the Portfolios	2,779,428	1,842,489	291,313	160,019	3,871	6,239,415

Net realized gain (loss)	5,249,176	2,645,382	1,567,353	1,099,993	69,120	11,935,241

Net change in unrealized appreciation (depreciation) of investments	7,256,172	10,046,356	24,068,450	10,818,375	416,938	19,898,665

Net Realized and Unrealized Gain (Loss) on Investments	12,505,348	12,691,738	25,635,803	11,918,368	486,058	31,833,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,404,366	$13,326,198	$26,230,629	$11,842,927	$564,594	$33,128,057

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,521,475	$13,311,739	$1,845,623	$6,762,659	$2,380,669	$—
Expenses:
Asset-based charges	745,882	4,066,143	—	668,858	562,909	—

Net Investment Income (Loss)	1,775,593	9,245,596	1,845,623	6,093,801	1,817,760	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,917,790	1,738,028	1,429,447	2,898,996	551	—
Net realized gain distribution from the Portfolios	10,404,250	38,891,891	2,822,571	26,757,463	7,822	—

Net realized gain (loss)	21,322,040	40,629,919	4,252,018	29,656,459	8,373	—

Net change in unrealized appreciation (depreciation) of investments	19,657,551	66,344,967	13,188,116	40,326,730	(6,280)	—

Net Realized and Unrealized Gain (Loss) on Investments	40,979,591	106,974,886	17,440,134	69,983,189	2,093	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,755,184	$116,220,482	$19,285,757	$76,076,990	$1,819,853	$—

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1	$490,795	$1,614,859	$719,222	$643,077	$4,529
Expenses:
Asset-based charges	—	37,465	177,257	78,850	168,676	73,730

Net Investment Income (Loss)	1	453,330	1,437,602	640,372	474,401	(69,201)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	197,345	716,667	(16,265)	(170,142)	1,398,703
Net realized gain distribution from the Portfolios	—	266,925	1,828,715	—	—	896,789

Net realized gain (loss)	—	464,270	2,545,382	(16,265)	(170,142)	2,295,492

Net change in unrealized appreciation (depreciation) of investments	(1)	1,032,383	2,093,513	102,560	1,821,813	12,298,146

Net Realized and Unrealized Gain (Loss) on Investments	(1)	1,496,653	4,638,895	86,295	1,651,671	14,593,638

Net Increase (Decrease) in Net Assets Resulting from Operations	$—	$1,949,983	$6,076,497	$726,667	$2,126,072	$14,524,437

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,144,375	$—	$—	$74,305	$105,900	$15,304
Expenses:
Asset-based charges	207,784	373,131	—	47,359	18,163	—

Net Investment Income (Loss)	936,591	(373,131)	—	26,946	87,737	15,304

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(258,782)	6,574,904	109,497	26,837	(1,041,880)	8,742
Net realized gain distribution from the Portfolios	6,564,289	3,368,025	—	413,980	—	67,474

Net realized gain (loss)	6,305,507	9,942,929	109,497	440,817	(1,041,880)	76,216

Net change in unrealized appreciation (depreciation) of investments	15,086,670	25,647,347	1,845,811	3,790,833	1,120,142	152,314

Net Realized and Unrealized Gain (Loss) on Investments	21,392,177	35,590,276	1,955,308	4,231,650	78,262	228,530

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,328,768	$35,217,145	$1,955,308	$4,258,596	$165,999	$243,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$38,672	$25,421	$351,781	$167,280	$1,057,552	$210,632
Expenses:
Asset-based charges	—	—	16,240	—	—	48,342

Net Investment Income (Loss)	38,672	25,421	335,541	167,280	1,057,552	162,290

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,176	—	90,094	(2,655)	195,370	(1,003,981)
Net realized gain distribution from the Portfolios	117,450	—	871,453	—	—	3,540,718

Net realized gain (loss)	134,626	—	961,547	(2,655)	195,370	2,536,737

Net change in unrealized appreciation (depreciation) of investments	284,890	—	1,261,978	244,927	2,280,723	3,723,738

Net Realized and Unrealized Gain (Loss) on Investments	419,516	—	2,223,525	242,272	2,476,093	6,260,475

Net Increase (Decrease) in Net Assets Resulting from Operations	$458,188	$25,421	$2,559,066	$409,552	$3,533,645	$6,422,765

The accompanying notes are an integral part of these financial statements.

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,472	$3,056	$169,959	$133,317	$431,875	$8,242
Expenses:
Asset-based charges	—	—	14,657	28,039	—	8,767

Net Investment Income (Loss)	17,472	3,056	155,302	105,278	431,875	(525)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(38,857)	(34,033)	(133,268)	(765,190)	127,153	(119,221)
Net realized gain distribution from the Portfolios	98,590	30,445	908,777	2,123,823	878,559	422,871

Net realized gain (loss)	59,733	(3,588)	775,509	1,358,633	1,005,712	303,650

Net change in unrealized appreciation (depreciation) of investments	286,378	77,804	906,856	1,379,602	2,000,905	534,052

Net Realized and Unrealized Gain (Loss) on Investments	346,111	74,216	1,682,365	2,738,235	3,006,617	837,702

Net Increase (Decrease) in Net Assets Resulting from Operations	$363,583	$77,272	$1,837,667	$2,843,513	$3,438,492	$837,177

The accompanying notes are an integral part of these financial statements.

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$13,851	$2,549,125	$—	$—	$18,696
Expenses:
Asset-based charges	8,747	—	54,348	31,797	—	8,840

Net Investment Income (Loss)	(8,747)	13,851	2,494,777	(31,797)	—	9,856

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(198,710)	(26,299)	(361,106)	(431,418)	—	106,404
Net realized gain distribution from the Portfolios	748,902	127,320	—	1,102,956	—	227,577

Net realized gain (loss)	550,192	101,021	(361,106)	671,538	—	333,981

Net change in unrealized appreciation (depreciation) of investments	777,563	(5,109)	1,845,015	2,203,199	—	677,822

Net Realized and Unrealized Gain (Loss) on Investments	1,327,755	95,912	1,483,909	2,874,737	—	1,011,803

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,319,008	$109,763	$3,978,686	$2,842,940	$—	$1,021,659

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$32,790	$3,806,221	$1,319,427	$—	$481,217	$234,969
Expenses:
Asset-based charges	26,892	2,644,884	147,269	86,083	135,804	601,381

Net Investment Income (Loss)	5,898	1,161,337	1,172,158	(86,083)	345,413	(366,412)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	266,029	22,806,556	(232,572)	365,838	3,023,291	9,964,481
Net realized gain distribution from the Portfolios	757,006	42,933,099	517,962	2,718,758	2,631,467	14,373,973

Net realized gain (loss)	1,023,035	65,739,655	285,390	3,084,596	5,654,758	24,338,454

Net change in unrealized appreciation (depreciation) of investments	1,782,604	70,247,898	2,766,431	5,697,318	1,734,743	23,653,392

Net Realized and Unrealized Gain (Loss) on Investments	2,805,639	135,987,553	3,051,821	8,781,914	7,389,501	47,991,846

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,811,537	$137,148,890	$4,223,979	$8,695,831	$7,734,914	$47,625,434

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$459,406	$303,751	$39,233	$233,361	$106,465
Expenses:
Asset-based charges	—	16,546	35,484	—	31,500	6,485

Net Investment Income (Loss)	—	442,860	268,267	39,233	201,861	99,980

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(119,527)	(827,685)	(130,767)	(28,194)	316,598	176,173
Net realized gain distribution from the Portfolios	—	—	956,366	98,865	517,957	174,698

Net realized gain (loss)	(119,527)	(827,685)	825,599	70,671	834,555	350,871

Net change in unrealized appreciation (depreciation) of investments	317,943	1,466,125	2,226,810	165,316	994,888	716,882

Net Realized and Unrealized Gain (Loss) on Investments	198,416	638,440	3,052,409	235,987	1,829,443	1,067,753

Net Increase (Decrease) in Net Assets Resulting from Operations	$198,416	$1,081,300	$3,320,676	$275,220	$2,031,304	$1,167,733

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$70,795	$21,851	$191,570	$3,466,454	$129,806	$—
Expenses:
Asset-based charges	2,492	987	48,588	81,049	10,771	15,109

Net Investment Income (Loss)	68,303	20,864	142,982	3,385,405	119,035	(15,109)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	78,837	32,266	96,946	(507,131)	(218,494)	(516,046)
Net realized gain distribution from the Portfolios	127,854	—	—	—	891,708	—

Net realized gain (loss)	206,691	32,266	96,946	(507,131)	673,214	(516,046)

Net change in unrealized appreciation (depreciation) of investments	538,091	225,044	3,934,356	(2,072,717)	(153,217)	1,565,764

Net Realized and Unrealized Gain (Loss) on Investments	744,782	257,310	4,031,302	(2,579,848)	519,997	1,049,718

Net Increase (Decrease) in Net Assets Resulting from Operations	$813,085	$278,174	$4,174,284	$805,557	$639,032	$1,034,609

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$287,378
Expenses:
Asset-based charges	81,596

Net Investment Income (Loss)	205,782

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	831,680
Net realized gain distribution from the Portfolios	376,276

Net realized gain (loss)	1,207,956

Net change in unrealized appreciation (depreciation) of investments	2,262,171

Net Realized and Unrealized Gain (Loss) on Investments	3,470,127

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,675,909

The accompanying notes are an integral part of these financial statements.

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$64,249	$27,231	$254,418	$183,233	$49,178	$17,328
Net realized gain (loss)	31,679	30,192	476,730	361,667	5,374	(4,083)
Net change in unrealized appreciation (depreciation) of investments	221,107	(131,330)	1,245,865	(1,013,423)	34,319	(14,411)

Net increase (decrease) in net assets resulting from operations	317,035	(73,907)	1,977,013	(468,523)	88,871	(1,166)

From Contractowners Transactions:
Payments received from contractowners	229,027	160,701	1,595,260	1,618,739	467,220	180,941
Transfers between Variable Investment Options including guaranteed interest account, net	189,632	571,644	139,064	(1,614,365)	837,895	261,054
Redemptions for contract benefits and terminations	(29,458)	(12,604)	(658,312)	(292,789)	(8,913)	(13,392)
Contract maintenance charges	(72,364)	(46,131)	(804,395)	(796,144)	(47,256)	(20,634)

Net increase (decrease) in net assets resulting from contractowners transactions	316,837	673,610	271,617	(1,084,559)	1,248,946	407,969

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	11,663	—	—	—

Net Increase (Decrease) in Net Assets	633,872	599,703	2,260,293	(1,553,082)	1,337,817	406,803
Net Assets — Beginning of Year or Period	1,204,224	604,521	10,754,367	12,307,449	606,764	199,961

Net Assets — End of Year or Period	$1,838,096	$1,204,224	$13,014,660	$10,754,367	$1,944,581	$606,764

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$441,637	$393,347	$611,905	$197,596	$766,466	$687,093
Net realized gain (loss)	(1,355,766)	5,748,576	92,564	371,161	9,155,913	16,860,849
Net change in unrealized appreciation (depreciation) of investments	5,411,069	(8,691,132)	544,835	(1,393,740)	27,540,790	(47,823,307)

Net increase (decrease) in net assets resulting from operations	4,496,940	(2,549,209)	1,249,304	(824,983)	37,463,169	(30,275,365)

From Contractowners Transactions:
Payments received from contractowners	1,228,940	1,194,996	1,022,830	1,072,925	13,529,976	15,161,328
Transfers between Variable Investment Options including guaranteed interest account, net	(1,193,534)	(566,175)	(371,666)	(307,865)	(4,767,889)	(7,030,458)
Redemptions for contract benefits and terminations	(821,226)	(724,484)	(481,517)	(597,580)	(6,163,473)	(6,704,170)
Contract maintenance charges	(697,021)	(720,085)	(428,978)	(444,420)	(5,823,625)	(5,986,014)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,482,841)	(815,748)	(259,331)	(276,940)	(3,225,011)	(4,559,314)

Net Increase (Decrease) in Net Assets	3,014,099	(3,364,957)	989,973	(1,101,923)	34,238,158	(34,834,679)
Net Assets — Beginning of Year or Period	19,286,313	22,651,270	15,090,073	16,191,996	162,892,070	197,726,749

Net Assets — End of Year or Period	$22,300,412	$19,286,313	$16,080,046	$15,090,073	$197,130,228	$162,892,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)	1290 VT SMALL CAP VALUE*(a)
	2019	2019	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2	$—	$—

Net increase (decrease) in net assets resulting from operations	2	—	—

From Contractowners Transactions:
Payments received from contractowners	241	115	14
Contract maintenance charges	(39)	(16)	(3)

Net increase (decrease) in net assets resulting from contractowners transactions	202	99	11

Net Increase (Decrease) in Net Assets	204	99	11

Net Assets — End of Year or Period	$204	$99	$11

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*		ALL ASSET GROWTH-ALT 20*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,345	$15,176	$20,541	$20,640	$528,622	$547,895
Net realized gain (loss)	79,889	67,305	232,574	146,758	1,366,298	1,302,927
Net change in unrealized appreciation (depreciation) of investments	391,869	(170,751)	608,444	(310,402)	3,675,286	(4,268,829)

Net increase (decrease) in net assets resulting from operations	506,103	(88,270)	861,559	(143,004)	5,570,206	(2,418,007)

From Contractowners Transactions:
Payments received from contractowners	723,902	264,152	182,537	171,215	3,245,868	3,787,678
Transfers between Variable Investment Options including guaranteed interest account, net	1,170,784	569,089	(560,272)	(577,063)	(845,359)	1,765,694
Redemptions for contract benefits and terminations	(78,512)	(16,795)	(187,789)	(75,358)	(1,090,217)	(656,921)
Contract maintenance charges	(99,594)	(53,674)	(99,709)	(96,397)	(1,710,112)	(1,541,110)

Net increase (decrease) in net assets resulting from contractowners transactions	1,716,580	762,772	(665,233)	(577,603)	(399,820)	3,355,341

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	11	—	—	—	—	—

Net Increase (Decrease) in Net Assets	2,222,694	674,502	196,326	(720,607)	5,170,386	937,334
Net Assets — Beginning of Year or Period	1,272,602	598,100	2,801,064	3,521,671	29,865,969	28,928,635

Net Assets — End of Year or Period	$3,495,296	$1,272,602	$2,997,390	$2,801,064	$35,036,355	$29,865,969

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(20,210)	$(16,968)	$168,701	$100,000	$61,885	$53,846
Net realized gain (loss)	671,072	357,385	1,463,771	774,067	396,323	311,616
Net change in unrealized appreciation (depreciation) of investments	2,015,078	(1,368,473)	4,480,321	(3,640,473)	526,747	(804,269)

Net increase (decrease) in net assets resulting from operations	2,665,940	(1,028,056)	6,112,793	(2,766,406)	984,955	(438,807)

From Contractowners Transactions:
Payments received from contractowners	1,184,385	1,177,179	3,197,467	2,404,063	703,266	481,232
Transfers between Variable Investment Options including guaranteed interest account, net	189,051	1,104,726	3,820,281	7,519,379	(1,690,246)	1,403,376
Redemptions for contract benefits and terminations	(187,362)	(117,695)	(492,818)	(270,596)	(496,471)	(184,411)
Contract maintenance charges	(270,001)	(225,161)	(671,091)	(484,873)	(93,561)	(95,630)

Net increase (decrease) in net assets resulting from contractowners transactions	916,073	1,939,049	5,853,839	9,167,973	(1,577,012)	1,604,567

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	34	910	—	—

Net Increase (Decrease) in Net Assets	3,582,013	910,993	11,966,666	6,402,477	(592,057)	1,165,760
Net Assets — Beginning of Year or Period	8,267,437	7,356,444	19,113,108	12,710,631	5,436,712	4,270,952

Net Assets — End of Year or Period	$11,849,450	$8,267,437	$31,079,774	$19,113,108	$4,844,655	$5,436,712

The accompanying notes are an integral part of these financial statements.

FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM MULTI-SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*		CHARTERSM SMALL CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,119,573	$1,249,149	$280,045	$507,656	$66,528	$278,998
Net realized gain (loss)	(582,560)	(1,327,086)	2,283,931	2,263,954	2,110,133	2,270,249
Net change in unrealized appreciation (depreciation) of investments	3,747,117	(634,315)	1,551,616	(3,652,786)	3,698,522	(6,029,386)

Net increase (decrease) in net assets resulting from operations	4,284,130	(712,252)	4,115,592	(881,176)	5,875,183	(3,480,139)

From Contractowners Transactions:
Payments received from contractowners	4,454,193	4,892,769	838,173	745,190	1,494,950	1,498,465
Transfers between Variable Investment Options including guaranteed interest account, net	(1,339,559)	(1,130,588)	348,684	582,556	(714,730)	(1,819,898)
Redemptions for contract benefits and terminations	(2,623,149)	(3,587,873)	(499,268)	(472,432)	(974,208)	(1,354,284)
Contract maintenance charges	(4,723,402)	(4,978,093)	(550,398)	(516,851)	(1,297,016)	(1,381,571)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,231,917)	(4,803,785)	137,191	338,463	(1,491,004)	(3,057,288)

Net Increase (Decrease) in Net Assets	52,213	(5,516,037)	4,252,783	(542,713)	4,384,179	(6,537,427)
Net Assets — Beginning of Year or Period	68,009,411	73,525,448	12,513,906	13,056,619	24,462,838	31,000,265

Net Assets — End of Year or Period	$68,061,624	$68,009,411	$16,766,689	$12,513,906	$28,847,017	$24,462,838

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,525	$1,261	$36,477	$33,936	$208,478	$104,224
Net realized gain (loss)	11,455	7,419	133,209	491,105	723,482	640,174
Net change in unrealized appreciation (depreciation) of investments	209,344	(95,687)	907,889	(1,143,278)	2,500,545	(1,453,693)

Net increase (decrease) in net assets resulting from operations	224,324	(87,007)	1,077,575	(618,237)	3,432,505	(709,295)

From Contractowners Transactions:
Payments received from contractowners	292,969	364,928	412,843	327,447	1,381,016	704,550
Transfers between Variable Investment Options including guaranteed interest account, net	(17,106)	55,149	(20,393)	(348,264)	2,102,768	1,261,153
Redemptions for contract benefits and terminations	(14,009)	—	(179,198)	(173,226)	(371,418)	(315,049)
Contract maintenance charges	(37,583)	(30,114)	(188,970)	(195,259)	(513,904)	(459,300)

Net increase (decrease) in net assets resulting from contractowners transactions	224,271	389,963	24,282	(389,302)	2,598,462	1,191,354

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	124	533	—	—	12	354

Net Increase (Decrease) in Net Assets	448,719	303,489	1,101,857	(1,007,539)	6,030,979	482,413
Net Assets — Beginning of Year or Period	617,817	314,328	4,405,281	5,412,820	10,224,977	9,742,564

Net Assets — End of Year or Period	$1,066,536	$617,817	$5,507,138	$4,405,281	$16,255,956	$10,224,977

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$42,466	$26,491	$(610,828)	$(745,786)	$2,100,054	$2,146,429
Net realized gain (loss)	261,899	419,672	22,965,042	40,108,872	13,652,675	11,624,905
Net change in unrealized appreciation (depreciation) of investments	778,528	(1,047,416)	27,484,872	(55,823,981)	16,507,622	(26,889,043)

Net increase (decrease) in net assets resulting from operations	1,082,893	(601,253)	49,839,086	(16,460,895)	32,260,351	(13,117,709)

From Contractowners Transactions:
Payments received from contractowners	533,353	299,478	7,616,186	7,770,341	7,899,153	9,232,836
Transfers between Variable Investment Options including guaranteed interest account, net	607,176	337,946	(8,518,904)	(3,547,190)	(2,941,842)	(2,859,522)
Redemptions for contract benefits and terminations	(195,283)	(206,659)	(8,599,414)	(8,433,628)	(8,634,035)	(8,497,264)
Contract maintenance charges	(187,657)	(172,686)	(6,812,975)	(6,816,779)	(4,828,961)	(5,137,752)

Net increase (decrease) in net assets resulting from contractowners transactions	757,589	258,079	(16,315,107)	(11,027,256)	(8,505,685)	(7,261,702)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	5	(8)	—	—	—	31,622

Net Increase (Decrease) in Net Assets	1,840,487	(343,182)	33,523,979	(27,488,151)	23,754,666	(20,347,789)
Net Assets — Beginning of Year or Period	4,136,586	4,479,768	186,463,041	213,951,192	135,970,073	156,317,862

Net Assets — End of Year or Period	$5,977,073	$4,136,586	$219,987,020	$186,463,041	$159,724,739	$135,970,073

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(b)(c)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$908,169	$267,466	$658,011	$493,984	$3,153,779	$2,647,648
Net realized gain (loss)	244,549	(60,301)	1,319,223	1,344,948	17,109,170	26,378,921
Net change in unrealized appreciation (depreciation) of investments	12,500,948	(5,859,557)	4,040,788	(3,504,352)	20,385,810	(45,322,323)

Net increase (decrease) in net assets resulting from operations	13,653,666	(5,652,392)	6,018,022	(1,665,420)	40,648,759	(16,295,754)

From Contractowners Transactions:
Payments received from contractowners	4,619,562	1,053,158	5,566,657	5,722,032	10,895,685	12,943,153
Transfers between Variable Investment Options including guaranteed interest account, net	(2,394,371)	53,146,253	(691,748)	1,350,703	(10,804,871)	(10,529,958)
Redemptions for contract benefits and terminations	(1,539,228)	(141,713)	(1,067,751)	(669,939)	(8,057,560)	(7,545,269)
Contract maintenance charges	(1,466,061)	(293,100)	(3,021,925)	(2,956,446)	(7,405,632)	(7,884,412)

Net increase (decrease) in net assets resulting from contractowners transactions	(780,098)	53,764,598	785,233	3,446,350	(15,372,378)	(13,016,486)

Net Increase (Decrease) in Net Assets	12,873,568	48,112,206	6,803,255	1,780,930	25,276,381	(29,312,240)
Net Assets — Beginning of Year or Period	48,112,206	—	38,375,203	36,594,273	183,321,917	212,634,157

Net Assets — End of Year or Period	$60,985,774	$48,112,206	$45,178,458	$38,375,203	$208,598,298	$183,321,917

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(c)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CAPITAL GUARDIAN RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/COMMON STOCK INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,951	$109,556	$(205,250)	$(76,784)	$15,237,818	$13,077,922
Net realized gain (loss)	25,277,312	20,054,850	6,106,977	7,873,476	138,198,938	158,391,304
Net change in unrealized appreciation (depreciation) of investments	8,569,002	(26,127,363)	17,892,358	(7,907,125)	272,175,011	(267,534,071)

Net increase (decrease) in net assets resulting from operations	33,925,265	(5,962,957)	23,794,085	(110,433)	425,611,767	(96,064,845)

From Contractowners Transactions:
Payments received from contractowners	4,024,287	4,221,681	3,786,412	4,042,384	63,765,617	68,264,259
Transfers between Variable Investment Options including guaranteed interest account, net	(15,061,994)	(3,197,203)	(3,932,032)	(4,126,669)	(46,912,103)	(69,133,046)
Redemptions for contract benefits and terminations	(4,798,726)	(4,034,801)	(2,888,024)	(2,242,373)	(66,518,361)	(67,662,814)
Contract maintenance charges	(4,175,957)	(4,214,631)	(2,369,278)	(2,334,528)	(73,806,953)	(74,802,593)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,012,390)	(7,224,954)	(5,402,922)	(4,661,186)	(123,471,800)	(143,334,194)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	—	125,100

Net Increase (Decrease) in Net Assets	13,912,875	(13,187,911)	18,391,163	(4,771,619)	302,139,967	(239,273,939)
Net Assets — Beginning of Year or Period	112,258,260	125,446,171	76,684,451	81,456,070	1,485,622,275	1,724,896,214

Net Assets — End of Year or Period	$126,171,135	$112,258,260	$95,075,614	$76,684,451	$1,787,762,242	$1,485,622,275

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$375,395	$337,170	$116,385	$90,726	$44,891	$37,655
Net realized gain (loss)	422,675	534,267	173,056	250,690	33,293	81,735
Net change in unrealized appreciation (depreciation) of investments	1,542,472	(1,402,478)	660,708	(584,510)	184,799	(157,944)

Net increase (decrease) in net assets resulting from operations	2,340,542	(531,041)	950,149	(243,094)	262,983	(38,554)

From Contractowners Transactions:
Payments received from contractowners	1,653,422	1,853,567	996,297	969,701	395,672	495,395
Transfers between Variable Investment Options including guaranteed interest account, net	(613,990)	180,112	(82,206)	(42,515)	(278,083)	210,171
Redemptions for contract benefits and terminations	(670,943)	(952,724)	(226,643)	(409,905)	(55,808)	(86,549)
Contract maintenance charges	(2,003,152)	(1,978,918)	(649,995)	(631,149)	(270,894)	(267,787)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,634,663)	(897,963)	37,453	(113,868)	(209,113)	351,230

Net Increase (Decrease) in Net Assets	705,879	(1,429,004)	987,602	(356,962)	53,870	312,676
Net Assets — Beginning of Year or Period	27,196,469	28,625,473	7,082,064	7,439,026	2,968,614	2,655,938

Net Assets — End of Year or Period	$27,902,348	$27,196,469	$8,069,666	$7,082,064	$3,022,484	$2,968,614

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/EMERGING MARKETS EQUITY PLUS*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$447,748	$398,375	$1,281,321	$808,055	$2
Net realized gain (loss)	1,158,007	1,347,084	48,252	(233,740)	—
Net change in unrealized appreciation (depreciation) of investments	2,391,176	(2,934,113)	2,073,855	(607,788)	10

Net increase (decrease) in net assets resulting from operations	3,996,931	(1,188,654)	3,403,428	(33,473)	12

From Contractowners Transactions:
Payments received from contractowners	3,974,076	3,211,215	3,665,576	3,663,771	390
Transfers between Variable Investment Options including guaranteed interest account, net	(1,283,401)	(1,159,436)	27,835,133	(426,574)	—
Redemptions for contract benefits and terminations	(1,684,422)	(1,620,440)	(1,926,371)	(3,053,763)	—
Contract maintenance charges	(2,013,680)	(2,171,492)	(2,382,757)	(2,329,332)	(43)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,007,427)	(1,740,153)	27,191,581	(2,145,898)	347

Net Increase (Decrease) in Net Assets	2,989,504	(2,928,807)	30,595,009	(2,179,371)	359
Net Assets — Beginning of Year or Period	29,742,293	32,671,100	49,589,382	51,768,753	—

Net Assets — End of Year or Period	$32,731,797	$29,742,293	$80,184,391	$49,589,382	$359

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(b)(d)		EQ/FRANKLIN RISING DIVIDENDS*(b)(e)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,191,795	$9,963,773	$595,460	$169,863	$510,170	$130,327
Net realized gain (loss)	68,068,522	63,441,265	65,836	(179,846)	826,500	(17,469)
Net change in unrealized appreciation (depreciation) of investments	163,549,309	(117,357,501)	26,485,495	(12,029,625)	13,849,231	(4,195,962)

Net increase (decrease) in net assets resulting from operations	243,809,626	(43,952,463)	27,146,791	(12,039,608)	15,185,901	(4,083,104)

From Contractowners Transactions:
Payments received from contractowners	54,552,091	43,792,516	3,436,394	1,186,694	3,147,134	812,067
Transfers between Variable Investment Options including guaranteed interest account, net	(5,638,853)	(16,216,520)	(9,419,772)	105,252,102	(1,344,618)	56,189,605
Redemptions for contract benefits and terminations	(26,548,221)	(27,225,302)	(1,463,352)	(321,496)	(1,491,862)	(399,664)
Contract maintenance charges	(30,836,932)	(29,645,392)	(1,690,246)	(349,357)	(2,072,059)	(411,020)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,471,915)	(29,294,698)	(9,136,976)	105,767,943	(1,761,405)	56,190,988

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	(11)	11	—	—	(1,361)	1,361

Net Increase (Decrease) in Net Assets	235,337,700	(73,247,150)	18,009,815	93,728,335	13,423,135	52,109,245
Net Assets — Beginning of Year or Period	802,618,813	875,865,963	93,728,335	—	52,109,245	—

Net Assets — End of Year or Period	$1,037,956,513	$802,618,813	$111,738,150	$93,728,335	$65,532,380	$52,109,245

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(d)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(e)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.

FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN STRATEGIC INCOME*(b)(f)		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,380,200	$223,383	$95,525	$183,287	$1,311,114	$952,645
Net realized gain (loss)	666,428	(7,027)	(60,020)	(250,669)	6,866,964	15,144,159
Net change in unrealized appreciation (depreciation) of investments	832,252	(654,159)	949,715	(260,264)	20,756,071	(33,462,490)

Net increase (decrease) in net assets resulting from operations	2,878,880	(437,803)	985,220	(327,646)	28,934,149	(17,365,686)

From Contractowners Transactions:
Payments received from contractowners	2,566,527	646,523	1,266,724	1,231,412	5,838,971	6,390,644
Transfers between Variable Investment Options including guaranteed interest account, net	465,762	33,520,994	(456,774)	355,189	(4,306,537)	(4,868,804)
Redemptions for contract benefits and terminations	(941,789)	(106,474)	(651,828)	(877,497)	(6,101,313)	(7,189,203)
Contract maintenance charges	(1,480,008)	(310,472)	(788,895)	(828,842)	(5,159,843)	(5,416,338)

Net increase (decrease) in net assets resulting from contractowners transactions	610,492	33,750,571	(630,773)	(119,738)	(9,728,722)	(11,083,701)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	(2,607)	185,604	—	—	—	—

Net Increase (Decrease) in Net Assets	3,486,765	33,498,372	354,447	(447,384)	19,205,427	(28,449,387)
Net Assets — Beginning of Year or Period	33,498,372	—	16,637,918	17,085,302	120,128,660	148,578,047

Net Assets — End of Year or Period	$36,985,137	$33,498,372	$16,992,365	$16,637,918	$139,334,087	$120,128,660

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(f)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.

FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(b)(g)		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,114	$16,781	$1,029,853	$758,543	$538,309	$418,146
Net realized gain (loss)	217,472	(9,315)	2,440,666	2,460,555	198,866	(586,240)
Net change in unrealized appreciation (depreciation) of investments	2,261,285	(849,455)	8,425,891	(7,047,901)	1,033,634	262,219

Net increase (decrease) in net assets resulting from operations	2,548,871	(841,989)	11,896,410	(3,828,803)	1,770,809	94,125

From Contractowners Transactions:
Payments received from contractowners	755,549	134,893	9,074,986	9,139,233	4,191,567	4,221,238
Transfers between Variable Investment Options including guaranteed interest account, net	(85,014)	9,284,016	(1,998,648)	(2,947,979)	(1,596,102)	(38,572,276)
Redemptions for contract benefits and terminations	(385,578)	(12,619)	(2,738,802)	(2,012,292)	(2,165,248)	(2,537,688)
Contract maintenance charges	(331,705)	(68,241)	(3,843,864)	(3,886,988)	(3,737,930)	(3,969,469)

Net increase (decrease) in net assets resulting from contractowners transactions	(46,748)	9,338,049	493,672	291,974	(3,307,713)	(40,858,195)

Net Increase (Decrease) in Net Assets	2,502,123	8,496,060	12,390,082	(3,536,829)	(1,536,904)	(40,764,070)
Net Assets — Beginning of Year or Period	8,496,060	—	58,504,234	62,041,063	48,227,708	88,991,778

Net Assets — End of Year or Period	$10,998,183	$8,496,060	$70,894,316	$58,504,234	$46,690,804	$48,227,708

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(g)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$922,726	$866,406	$7,091,447	$6,228,990	$122,078	$70,474
Net realized gain (loss)	1,933,918	699,419	(4,009,597)	(3,015,502)	19,888	21,968
Net change in unrealized appreciation (depreciation) of investments	7,959,878	(10,752,214)	54,318,570	(53,733,576)	743,111	(677,449)

Net increase (decrease) in net assets resulting from operations	10,816,522	(9,186,389)	57,400,420	(50,520,088)	885,077	(585,007)

From Contractowners Transactions:
Payments received from contractowners	2,495,314	2,630,704	19,066,052	19,479,370	422,176	224,444
Transfers between Variable Investment Options including guaranteed interest account, net	(4,469,898)	(543,969)	(9,826,846)	(2,665,872)	1,022,910	508,221
Redemptions for contract benefits and terminations	(1,596,795)	(2,653,774)	(11,212,213)	(12,255,673)	(45,785)	(69,986)
Contract maintenance charges	(2,113,129)	(2,282,766)	(15,562,021)	(16,133,725)	(141,498)	(119,948)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,684,508)	(2,849,805)	(17,535,028)	(11,575,900)	1,257,803	542,731

Net Increase (Decrease) in Net Assets	5,132,014	(12,036,194)	39,865,392	(62,095,988)	2,142,880	(42,276)
Net Assets — Beginning of Year or Period	51,291,907	63,328,101	272,427,596	334,523,584	3,515,461	3,557,737

Net Assets — End of Year or Period	$56,423,921	$51,291,907	$312,292,988	$272,427,596	$5,658,341	$3,515,461

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL REAL ESTATE*(b)(h)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,452,092	$1,101,886	$541,179	$400,276	$1,870,305	$193,692
Net realized gain (loss)	2,635,505	1,282,245	1,950,390	2,007,452	2,580,150	15,837
Net change in unrealized appreciation (depreciation) of investments	10,474,033	(16,007,666)	3,679,086	(6,065,466)	3,680,663	(688,317)

Net increase (decrease) in net assets resulting from operations	14,561,630	(13,623,535)	6,170,655	(3,657,738)	8,131,118	(478,788)

From Contractowners Transactions:
Payments received from contractowners	3,986,635	4,180,386	1,459,647	1,437,416	3,720,219	884,036
Transfers between Variable Investment Options including guaranteed interest account, net	(1,838,936)	(1,272,580)	(1,245,245)	(142,921)	(1,258,078)	36,321,954
Redemptions for contract benefits and terminations	(2,668,010)	(3,601,571)	(823,891)	(919,146)	(1,310,034)	(133,379)
Contract maintenance charges	(3,489,212)	(3,769,617)	(767,011)	(830,185)	(1,226,524)	(244,570)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,009,523)	(4,463,382)	(1,376,500)	(454,836)	(74,417)	36,828,041

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	(7,985)	16,845

Net Increase (Decrease) in Net Assets	10,552,107	(18,086,917)	4,794,155	(4,112,574)	8,048,716	36,366,098
Net Assets — Beginning of Year or Period	66,956,477	85,043,394	25,600,527	29,713,101	36,366,098	—

Net Assets — End of Year or Period	$77,508,584	$66,956,477	$30,394,682	$25,600,527	$44,414,814	$36,366,098

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(h)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO INTERNATIONAL GROWTH*(b)(i)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$528,205	$59,096	$(112,539)	$(116,749)	$495,206	$332,904
Net realized gain (loss)	1,412,962	(34,887)	4,109,669	3,984,113	1,512,476	6,128,712
Net change in unrealized appreciation (depreciation) of investments	6,565,120	(1,744,827)	10,680,522	(4,449,201)	10,251,881	(14,604,905)

Net increase (decrease) in net assets resulting from operations	8,506,287	(1,720,618)	14,677,652	(581,837)	12,259,563	(8,143,289)

From Contractowners Transactions:
Payments received from contractowners	3,590,642	962,453	2,525,916	2,775,034	5,027,501	3,458,081
Transfers between Variable Investment Options including guaranteed interest account, net	(4,272,850)	33,174,169	(847,465)	(2,905,338)	2,189,028	1,960,234
Redemptions for contract benefits and terminations	(1,170,281)	(123,391)	(1,815,004)	(2,088,937)	(1,848,726)	(2,318,012)
Contract maintenance charges	(877,517)	(177,322)	(1,610,492)	(1,676,654)	(1,885,767)	(1,759,848)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,730,006)	33,835,909	(1,747,045)	(3,895,895)	3,482,036	1,340,455

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	148	—	—	—	—	—

Net Increase (Decrease) in Net Assets	5,776,429	32,115,291	12,930,607	(4,477,732)	15,741,599	(6,802,834)
Net Assets — Beginning of Year or Period	32,115,291	—	41,614,055	46,091,787	43,550,003	50,352,837

Net Assets — End of Year or Period	$37,891,720	$32,115,291	$54,544,662	$41,614,055	$59,291,602	$43,550,003

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(i)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$363,641	$271,778	$393,464	$353,614	$13,470	$158,502
Net realized gain (loss)	3,240,124	3,494,490	20,147,870	17,410,612	38,341,026	38,769,752
Net change in unrealized appreciation (depreciation) of investments	4,516,234	(5,705,806)	29,779,230	(21,527,934)	38,932,796	(46,091,408)

Net increase (decrease) in net assets resulting from operations	8,119,999	(1,939,538)	50,320,564	(3,763,708)	77,287,292	(7,163,154)

From Contractowners Transactions:
Payments received from contractowners	1,167,276	978,432	6,927,419	6,983,652	9,159,885	10,055,390
Transfers between Variable Investment Options including guaranteed interest account, net	(479,506)	(208,000)	(3,586,184)	(4,406,404)	(13,894,849)	(11,713,353)
Redemptions for contract benefits and terminations	(912,376)	(1,083,924)	(5,907,783)	(5,802,642)	(12,921,115)	(12,890,265)
Contract maintenance charges	(1,087,266)	(1,144,548)	(5,314,240)	(5,329,214)	(9,808,592)	(10,140,614)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,311,872)	(1,458,040)	(7,880,788)	(8,554,608)	(27,464,671)	(24,688,842)

Net Increase (Decrease) in Net Assets	6,808,127	(3,397,578)	42,439,776	(12,318,316)	49,822,621	(31,851,996)
Net Assets — Beginning of Year or Period	27,761,166	31,158,744	148,282,860	160,601,176	243,752,581	275,604,577

Net Assets — End of Year or Period	$34,569,293	$27,761,166	$190,722,636	$148,282,860	$293,575,202	$243,752,581

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*(b)(j)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$611,942	$483,061	$5,531,008	$7,955,574	$1,463,728	$76,969
Net realized gain (loss)	2,476,253	2,245,139	28,986,070	26,574,601	1,328,941	(5,780)
Net change in unrealized appreciation (depreciation) of investments	3,372,909	(5,163,413)	47,962,044	(74,400,199)	6,960,105	(713,799)

Net increase (decrease) in net assets resulting from operations	6,461,104	(2,435,213)	82,479,122	(39,870,024)	9,752,774	(642,610)

From Contractowners Transactions:
Payments received from contractowners	2,030,078	1,969,105	16,757,226	17,820,235	5,937,995	1,548,670
Transfers between Variable Investment Options including guaranteed interest account, net	1,477,160	(1,650,942)	(13,546,346)	(12,015,972)	(1,641,461)	52,324,409
Redemptions for contract benefits and terminations	(602,170)	(1,359,157)	(15,310,636)	(18,775,561)	(1,892,949)	(249,493)
Contract maintenance charges	(841,869)	(813,035)	(18,137,977)	(18,979,468)	(1,779,562)	(366,650)

Net increase (decrease) in net assets resulting from contractowners transactions	2,063,199	(1,854,029)	(30,237,733)	(31,950,766)	624,023	53,256,936

Net Increase (Decrease) in Net Assets	8,524,303	(4,289,242)	52,241,389	(71,820,790)	10,376,797	52,614,326
Net Assets — Beginning of Year or Period	24,698,968	28,988,210	343,908,576	415,729,366	52,614,326	—

Net Assets — End of Year or Period	$33,223,271	$24,698,968	$396,149,965	$343,908,576	$62,991,123	$52,614,326

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(j)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(b)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(100,982)	$(69,286)	$634,460	$342,241	$594,826	$(43,338)
Net realized gain (loss)	5,249,176	6,439,152	2,645,382	6,156,089	1,567,353	(57,675)
Net change in unrealized appreciation (depreciation) of investments	7,256,172	(7,721,058)	10,046,356	(11,400,219)	24,068,450	(4,576,888)

Net increase (decrease) in net assets resulting from operations	12,404,366	(1,351,192)	13,326,198	(4,901,889)	26,230,629	(4,677,901)

From Contractowners Transactions:
Payments received from contractowners	2,872,135	2,659,075	2,644,759	2,777,786	10,949,967	2,359,133
Transfers between Variable Investment Options including guaranteed interest account, net	67,885	1,357,524	4,665,893	536,107	(6,306,068)	106,053,233
Redemptions for contract benefits and terminations	(1,480,056)	(1,491,722)	(1,227,072)	(1,531,690)	(2,776,472)	(268,686)
Contract maintenance charges	(1,349,751)	(1,291,330)	(1,494,717)	(1,375,760)	(3,102,047)	(622,499)

Net increase (decrease) in net assets resulting from contractowners transactions	110,213	1,233,547	4,588,863	406,443	(1,234,620)	107,521,181

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	233	414

Net Increase (Decrease) in Net Assets	12,514,579	(117,645)	17,915,061	(4,495,446)	24,996,242	102,843,694
Net Assets — Beginning of Year or Period	39,626,359	39,744,004	46,696,819	51,192,265	102,843,694	—

Net Assets — End of Year or Period	$52,140,938	$39,626,359	$64,611,880	$46,696,819	$127,839,936	$102,843,694

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(k)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(b)(l)		EQ/MFS UTILITIES SERIES*(b)(m)		EQ/MID CAP INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(75,441)	$(12,356)	$78,536	$12,447	$1,294,151	$1,240,608
Net realized gain (loss)	1,099,993	(31,541)	69,120	(5,831)	11,935,241	18,481,450
Net change in unrealized appreciation (depreciation) of investments	10,818,375	(3,192,880)	416,938	(89,090)	19,898,665	(37,940,546)

Net increase (decrease) in net assets resulting from operations	11,842,927	(3,236,777)	564,594	(82,474)	33,128,057	(18,218,488)

From Contractowners Transactions:
Payments received from contractowners	3,170,861	498,738	216,423	38,278	9,656,294	9,151,686
Transfers between Variable Investment Options including guaranteed interest account, net	(1,405,025)	36,235,095	(2,917)	2,346,830	(7,035,858)	(2,332,744)
Redemptions for contract benefits and terminations	(1,601,671)	(76,589)	(191,451)	(1,642)	(5,344,323)	(6,597,824)
Contract maintenance charges	(1,121,416)	(215,738)	(43,943)	(9,088)	(5,003,078)	(4,908,979)

Net increase (decrease) in net assets resulting from contractowners transactions	(957,251)	36,441,506	(21,888)	2,374,378	(7,726,965)	(4,687,861)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	15	—	—	—

Net Increase (Decrease) in Net Assets	10,885,676	33,204,729	542,721	2,291,904	25,401,092	(22,906,349)
Net Assets — Beginning of Year or Period	33,204,729	—	2,291,904	—	134,225,899	157,132,248

Net Assets — End of Year or Period	$44,090,405	$33,204,729	$2,834,625	$2,291,904	$159,626,991	$134,225,899

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(l)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(m)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.

FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,775,593	$1,620,912	$9,245,596	$9,109,192	$1,845,623	$1,379,316
Net realized gain (loss)	21,322,040	27,381,818	40,629,919	38,622,904	4,252,018	4,006,915
Net change in unrealized appreciation (depreciation) of investments	19,657,551	(56,235,308)	66,344,967	(92,345,560)	13,188,116	(11,167,077)

Net increase (decrease) in net assets resulting from operations	42,755,184	(27,232,578)	116,220,482	(44,613,464)	19,285,757	(5,780,846)

From Contractowners Transactions:
Payments received from contractowners	7,777,387	8,499,182	46,177,090	48,453,618	15,032,011	15,292,605
Transfers between Variable Investment Options including guaranteed interest account, net	(11,464,189)	(7,977,746)	(23,331,317)	(7,590,887)	(3,340,536)	(1,508,652)
Redemptions for contract benefits and terminations	(8,327,643)	(9,944,141)	(35,648,438)	(33,236,093)	(2,823,214)	(2,887,590)
Contract maintenance charges	(8,001,328)	(8,457,814)	(54,502,854)	(57,722,064)	(7,894,162)	(7,989,391)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,015,773)	(17,880,519)	(67,305,519)	(50,095,426)	974,099	2,906,972

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	5	—	—	—

Net Increase (Decrease) in Net Assets	22,739,411	(45,113,097)	48,914,968	(94,708,890)	20,259,856	(2,873,874)
Net Assets — Beginning of Year or Period	171,152,921	216,266,018	802,426,959	897,135,849	106,743,483	109,617,357

Net Assets — End of Year or Period	$193,892,332	$171,152,921	$851,341,927	$802,426,959	$127,003,339	$106,743,483

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/OPPENHEIMER GLOBAL*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,093,801	$6,139,999	$1,817,760	$1,293,199	$—
Net realized gain (loss)	29,656,459	30,841,740	8,373	3,973	—
Net change in unrealized appreciation (depreciation) of investments	40,326,730	(65,552,287)	(6,280)	3,115	—

Net increase (decrease) in net assets resulting from operations	76,076,990	(28,570,548)	1,819,853	1,300,287	—

From Contractowners Transactions:
Payments received from contractowners	27,223,193	28,814,143	88,948,152	83,705,875	144
Transfers between Variable Investment Options including guaranteed interest account, net	(6,261,422)	(23,487,019)	14,044,606	1,575,257	—
Redemptions for contract benefits and terminations	(21,796,695)	(23,056,449)	(76,962,548)	(80,746,543)	—
Contract maintenance charges	(17,954,983)	(19,014,366)	(15,419,580)	(15,954,459)	—

Net increase (decrease) in net assets resulting from contractowners transactions	(18,789,907)	(36,743,691)	10,610,630	(11,419,870)	144

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	35	(21)	—

Net Increase (Decrease) in Net Assets	57,287,083	(65,314,239)	12,430,518	(10,119,604)	144
Net Assets — Beginning of Year or Period	392,177,749	457,491,988	144,360,744	154,480,348	—

Net Assets — End of Year or Period	$449,464,832	$392,177,749	$156,791,262	$144,360,744	$144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*(b)(n)		EQ/PIMCO TOTAL RETURN*(b)(o)
	2019	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1	$453,330	$102,385	$1,437,602	$422,613
Net realized gain (loss)	—	464,270	34,899	2,545,382	238,724
Net change in unrealized appreciation (depreciation) of investments	(1)	1,032,383	(78,883)	2,093,513	410,518

Net increase (decrease) in net assets resulting from operations	—	1,949,983	58,401	6,076,497	1,071,855

From Contractowners Transactions:
Payments received from contractowners	35	2,213,089	606,640	4,898,141	1,101,234
Transfers between Variable Investment Options including guaranteed interest account, net	—	(829,322)	23,933,897	6,495,439	66,846,907
Redemptions for contract benefits and terminations	—	(827,138)	(177,212)	(1,989,607)	(268,391)
Contract maintenance charges	(2)	(1,097,555)	(237,130)	(2,669,957)	(523,468)

Net increase (decrease) in net assets resulting from contractowners transactions	33	(540,926)	24,126,195	6,734,016	67,156,282

Net Increase (Decrease) in Net Assets	33	1,409,057	24,184,596	12,810,513	68,228,137
Net Assets — Beginning of Year or Period	—	24,184,596	—	68,228,137	—

Net Assets — End of Year or Period	$33	$25,593,653	$24,184,596	$81,038,650	$68,228,137

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.
(b)	Units were made available on October 22, 2018.
(n)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(o)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.

FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SCIENCE AND TECHNOLOGY*(b)(p)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$640,372	$575,866	$474,401	$540,728	$(69,201)	$(12,806)
Net realized gain (loss)	(16,265)	13,680	(170,142)	(305,373)	2,295,492	(173,400)
Net change in unrealized appreciation (depreciation) of investments	102,560	(362,655)	1,821,813	(415,538)	12,298,146	(3,885,520)

Net increase (decrease) in net assets resulting from operations	726,667	226,891	2,126,072	(180,183)	14,524,437	(4,071,726)

From Contractowners Transactions:
Payments received from contractowners	2,308,912	2,203,800	3,279,963	3,403,693	3,133,161	655,938
Transfers between Variable Investment Options including guaranteed interest account, net	(467,171)	993,308	(634,265)	(1,262,682)	(2,374,843)	36,407,134
Redemptions for contract benefits and terminations	(2,278,067)	(1,501,122)	(2,029,354)	(2,423,040)	(1,161,478)	(123,859)
Contract maintenance charges	(1,737,090)	(1,808,236)	(3,007,572)	(3,186,540)	(1,163,332)	(216,456)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,173,416)	(112,250)	(2,391,228)	(3,468,569)	(1,566,492)	36,722,757

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	(1,726)	1,726

Net Increase (Decrease) in Net Assets	(1,446,749)	114,641	(265,156)	(3,648,752)	12,956,219	32,652,757
Net Assets — Beginning of Year or Period	33,385,500	33,270,859	41,751,299	45,400,051	32,652,757	—

Net Assets — End of Year or Period	$31,938,751	$33,385,500	$41,486,143	$41,751,299	$45,608,976	$32,652,757

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(p)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.

FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*		EQ/T. ROWE PRICE HEALTH SCIENCES*(b)(q)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$936,591	$781,682	$(373,131)	$(356,872)	$—	$—
Net realized gain (loss)	6,305,507	11,320,740	9,942,929	18,354,311	109,497	(29,755)
Net change in unrealized appreciation (depreciation) of investments	15,086,670	(23,894,445)	25,647,347	(20,766,318)	1,845,811	(823,342)

Net increase (decrease) in net assets resulting from operations	22,328,768	(11,792,023)	35,217,145	(2,768,879)	1,955,308	(853,097)

From Contractowners Transactions:
Payments received from contractowners	6,224,645	6,612,780	12,203,718	11,671,252	796,905	318,959
Transfers between Variable Investment Options including guaranteed interest account, net	(2,504,270)	(1,077,493)	(3,669,721)	747,416	(2,723,608)	8,400,775
Redemptions for contract benefits and terminations	(3,066,051)	(3,062,507)	(4,724,742)	(3,447,977)	(271,496)	(411)
Contract maintenance charges	(2,819,805)	(2,794,233)	(4,060,832)	(3,747,718)	(112,741)	(22,107)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,165,481)	(321,453)	(251,577)	5,222,973	(2,310,940)	8,697,216

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	—	9,007

Net Increase (Decrease) in Net Assets	20,163,287	(12,113,476)	34,965,568	2,454,094	(355,632)	7,853,126
Net Assets — Beginning of Year or Period	89,366,337	101,479,813	114,533,571	112,079,477	7,853,126	—

Net Assets — End of Year or Period	$109,529,624	$89,366,337	$149,499,139	$114,533,571	$7,497,494	$7,853,126

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(q)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.

FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/UBS GROWTH & INCOME*		EQ/WELLINGTON ENERGY*(b)(r)		FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$26,946	$(909)	$87,737	$7,552	$15,304	$15,177
Net realized gain (loss)	440,817	2,309,130	(1,041,880)	(64,522)	76,216	126,984
Net change in unrealized appreciation (depreciation) of investments	3,790,833	(4,100,675)	1,120,142	(4,497,704)	152,314	(225,936)

Net increase (decrease) in net assets resulting from operations	4,258,596	(1,792,454)	165,999	(4,554,674)	243,834	(83,775)

From Contractowners Transactions:
Payments received from contractowners	605,015	642,673	1,389,174	448,845	78,258	127,084
Transfers between Variable Investment Options including guaranteed interest account, net	1,109,994	(2,719,307)	241,697	14,502,337	(148,325)	(27,165)
Redemptions for contract benefits and terminations	(311,235)	(442,469)	(436,773)	(52,038)	(61,833)	(417,412)
Contract maintenance charges	(433,034)	(436,187)	(526,299)	(118,118)	(47,494)	(44,623)

Net increase (decrease) in net assets resulting from contractowners transactions	970,740	(2,955,290)	667,799	14,781,026	(179,394)	(362,116)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	865	12,750	—	—

Net Increase (Decrease) in Net Assets	5,229,336	(4,747,744)	834,663	10,239,102	64,440	(445,891)
Net Assets — Beginning of Year or Period	11,348,324	16,096,068	10,239,102	—	1,145,423	1,591,314

Net Assets — End of Year or Period	$16,577,660	$11,348,324	$11,073,765	$10,239,102	$1,209,863	$1,145,423

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(r)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.

FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$38,672	$36,513	$25,421	$19,493	$335,541	$1,162
Net realized gain (loss)	134,626	103,960	—	—	961,547	819,984
Net change in unrealized appreciation (depreciation) of investments	284,890	(283,361)	—	—	1,261,978	(1,691,998)

Net increase (decrease) in net assets resulting from operations	458,188	(142,888)	25,421	19,493	2,559,066	(870,852)

From Contractowners Transactions:
Payments received from contractowners	491,034	364,082	269,540	172,255	959,380	962,740
Transfers between Variable Investment Options including guaranteed interest account, net	(20,108)	(280,400)	(110,623)	269,993	24,201	(549,721)
Redemptions for contract benefits and terminations	(64,995)	(87,410)	(29,495)	(37,768)	(392,097)	(504,023)
Contract maintenance charges	(53,587)	(47,022)	(54,153)	(45,968)	(424,024)	(414,538)

Net increase (decrease) in net assets resulting from contractowners transactions	352,344	(50,750)	75,269	358,512	167,460	(505,542)

Net Increase (Decrease) in Net Assets	810,532	(193,638)	100,690	378,005	2,726,526	(1,376,394)
Net Assets — Beginning of Year or Period	1,610,775	1,804,413	1,467,363	1,089,358	8,797,260	10,173,654

Net Assets — End of Year or Period	$2,421,307	$1,610,775	$1,568,053	$1,467,363	$11,523,786	$8,797,260

The accompanying notes are an integral part of these financial statements.

FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP HIGH INCOME PORTFOLIO		FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$167,280	$159,061	$1,057,552	$854,287	$162,290	$79,931
Net realized gain (loss)	(2,655)	(41,662)	195,370	(8,228)	2,536,737	3,220,805
Net change in unrealized appreciation (depreciation) of investments	244,927	(210,317)	2,280,723	(1,053,399)	3,723,738	(8,193,396)

Net increase (decrease) in net assets resulting from operations	409,552	(92,918)	3,533,645	(207,340)	6,422,765	(4,892,660)

From Contractowners Transactions:
Payments received from contractowners	333,473	316,106	3,192,020	3,036,390	4,027,762	5,164,695
Transfers between Variable Investment Options including guaranteed interest account, net	125,662	(1,337,468)	49,951	19,785,678	(4,028,747)	(1,586,532)
Redemptions for contract benefits and terminations	(165,527)	(251,778)	(1,416,487)	(1,593,205)	(1,134,341)	(938,814)
Contract maintenance charges	(55,334)	(67,257)	(598,190)	(571,148)	(948,073)	(962,168)

Net increase (decrease) in net assets resulting from contractowners transactions	238,274	(1,340,397)	1,227,294	20,657,715	(2,083,399)	1,677,181

Net Increase (Decrease) in Net Assets	647,826	(1,433,315)	4,760,939	20,450,375	4,339,366	(3,215,479)
Net Assets — Beginning of Year or Period	2,637,489	4,070,804	36,813,473	16,363,098	28,429,516	31,644,995

Net Assets — End of Year or Period	$3,285,315	$2,637,489	$41,574,412	$36,813,473	$32,768,882	$28,429,516

The accompanying notes are an integral part of these financial statements.

FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP VALUE PORTFOLIO		FIDELITY® VIP VALUE STRATEGIES PORTFOLIO		FRANKLIN MUTUAL SHARES VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,472	$12,276	$3,056	$2,948	$155,302	$204,329
Net realized gain (loss)	59,733	70,488	(3,588)	32,269	775,509	398,148
Net change in unrealized appreciation (depreciation) of investments	286,378	(287,144)	77,804	(93,356)	906,856	(1,447,043)

Net increase (decrease) in net assets resulting from operations	363,583	(204,380)	77,272	(58,139)	1,837,667	(844,566)

From Contractowners Transactions:
Payments received from contractowners	305,749	219,536	40,449	131,489	572,987	702,605
Transfers between Variable Investment Options including guaranteed interest account, net	(763,552)	516,778	(104,391)	10,249	(284,196)	(2,008,212)
Redemptions for contract benefits and terminations	(42,503)	(12,735)	(99,001)	(315,371)	(169,782)	(327,816)
Contract maintenance charges	(29,484)	(25,979)	(7,494)	(9,672)	(246,554)	(251,824)

Net increase (decrease) in net assets resulting from contractowners transactions	(529,790)	697,600	(170,437)	(183,305)	(127,545)	(1,885,247)

Net Increase (Decrease) in Net Assets	(166,207)	493,220	(93,165)	(241,444)	1,710,122	(2,729,813)
Net Assets — Beginning of Year or Period	1,319,266	826,046	287,654	529,098	8,151,301	10,881,114

Net Assets — End of Year or Period	$1,153,059	$1,319,266	$194,489	$287,654	$9,861,423	$8,151,301

The accompanying notes are an integral part of these financial statements.

FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FRANKLIN SMALL CAP VALUE VIP FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$105,278	$84,313	$431,875	$329,880	$(525)	$(4,093)
Net realized gain (loss)	1,358,633	1,866,944	1,005,712	607,046	303,650	560,008
Net change in unrealized appreciation (depreciation) of investments	1,379,602	(3,604,606)	2,000,905	(2,082,480)	534,052	(1,054,884)

Net increase (decrease) in net assets resulting from operations	2,843,513	(1,653,349)	3,438,492	(1,145,554)	837,177	(498,969)

From Contractowners Transactions:
Payments received from contractowners	1,408,423	1,225,400	1,889,635	1,739,605	248,314	276,037
Transfers between Variable Investment Options including guaranteed interest account, net	(1,204,121)	12,504	(149,074)	(748,388)	(112,716)	131,366
Redemptions for contract benefits and terminations	(450,802)	(398,068)	(486,562)	(422,613)	(121,960)	(121,676)
Contract maintenance charges	(349,426)	(340,702)	(352,623)	(364,873)	(96,153)	(97,720)

Net increase (decrease) in net assets resulting from contractowners transactions	(595,926)	499,134	901,376	203,731	(82,515)	188,007

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	26	—	11	(6)

Net Increase (Decrease) in Net Assets	2,247,587	(1,154,215)	4,339,894	(941,823)	754,673	(310,968)
Net Assets — Beginning of Year or Period	11,105,183	12,259,398	13,522,826	14,464,649	3,493,155	3,804,123

Net Assets — End of Year or Period	$13,352,770	$11,105,183	$17,862,720	$13,522,826	$4,247,828	$3,493,155

The accompanying notes are an integral part of these financial statements.

FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP GLOBAL EQUITY INCOME		IVY VIP HIGH INCOME
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,747)	$(9,777)	$13,851	$15,245	$2,494,777	$2,124,227
Net realized gain (loss)	550,192	336,850	101,021	39,100	(361,106)	(123,106)
Net change in unrealized appreciation (depreciation) of investments	777,563	(1,213,467)	(5,109)	(150,013)	1,845,015	(2,884,856)

Net increase (decrease) in net assets resulting from operations	1,319,008	(886,394)	109,763	(95,668)	3,978,686	(883,735)

From Contractowners Transactions:
Payments received from contractowners	409,858	421,892	90,131	78,374	4,525,990	4,278,615
Transfers between Variable Investment Options including guaranteed interest account, net	(137,773)	(82,185)	149,238	(453,431)	288,086	1,411,468
Redemptions for contract benefits and terminations	(287,616)	(88,415)	(167,281)	(1,186)	(1,315,020)	(734,121)
Contract maintenance charges	(188,759)	(190,227)	(15,919)	(27,713)	(1,531,032)	(1,431,584)

Net increase (decrease) in net assets resulting from contractowners transactions	(204,290)	61,065	56,169	(403,956)	1,968,024	3,524,378

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	74	112

Net Increase (Decrease) in Net Assets	1,114,718	(825,329)	165,932	(499,624)	5,946,784	2,640,755
Net Assets — Beginning of Year or Period	5,092,111	5,917,440	525,754	1,025,378	35,497,847	32,857,092

Net Assets — End of Year or Period	$6,206,829	$5,092,111	$691,686	$525,754	$41,444,631	$35,497,847

The accompanying notes are an integral part of these financial statements.

FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	IVY VIP SMALL CAP GROWTH		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES
	2019	2018	2019	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(31,797)	$18,769	$—	$9,856	$6,573
Net realized gain (loss)	671,538	4,706,592	—	333,981	272,022
Net change in unrealized appreciation (depreciation) of investments	2,203,199	(5,322,774)	—	677,822	(453,820)

Net increase (decrease) in net assets resulting from operations	2,842,940	(597,413)	—	1,021,659	(175,225)

From Contractowners Transactions:
Payments received from contractowners	1,102,104	1,017,729	32	287,882	255,761
Transfers between Variable Investment Options including guaranteed interest account, net	(378,013)	264,063	—	298,546	(759,168)
Redemptions for contract benefits and terminations	(631,572)	(329,710)	—	(141,000)	(70,698)
Contract maintenance charges	(437,451)	(405,362)	(14)	(114,652)	(114,851)

Net increase (decrease) in net assets resulting from contractowners transactions	(344,932)	546,720	18	330,776	(688,956)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	6	—	—	—

Net Increase (Decrease) in Net Assets	2,498,008	(50,687)	18	1,352,435	(864,181)
Net Assets — Beginning of Year or Period	12,355,437	12,406,124	—	3,162,372	4,026,553

Net Assets — End of Year or Period	$14,853,445	$12,355,437	$18	$4,514,807	$3,162,372

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,898	$4,170	$1,161,337	$(1,970,348)	$1,172,158	$1,513,634
Net realized gain (loss)	1,023,035	406,570	65,739,655	76,518,165	285,390	(703,201)
Net change in unrealized appreciation (depreciation) of investments	1,782,604	(499,761)	70,247,898	(75,548,437)	2,766,431	(1,264,909)

Net increase (decrease) in net assets resulting from operations	2,811,537	(89,021)	137,148,890	(1,000,620)	4,223,979	(454,476)

From Contractowners Transactions:
Payments received from contractowners	556,318	479,619	18,412,970	19,642,304	3,302,871	3,575,406
Transfers between Variable Investment Options including guaranteed interest account, net	2,903,271	1,141,121	(9,457,234)	(5,816,235)	606,790	(1,634,791)
Redemptions for contract benefits and terminations	(185,024)	(124,888)	(20,130,343)	(19,970,181)	(2,321,499)	(2,979,637)
Contract maintenance charges	(199,933)	(160,212)	(20,708,926)	(21,076,907)	(3,158,186)	(3,223,200)

Net increase (decrease) in net assets resulting from contractowners transactions	3,074,632	1,335,640	(31,883,533)	(27,221,019)	(1,570,024)	(4,262,222)

Net Increase (Decrease) in Net Assets	5,886,169	1,246,619	105,265,357	(28,221,639)	2,653,955	(4,716,698)
Net Assets — Beginning of Year or Period	5,987,373	4,740,754	428,915,978	457,137,617	59,926,415	64,643,113

Net Assets — End of Year or Period	$11,873,542	$5,987,373	$534,181,335	$428,915,978	$62,580,370	$59,926,415

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*		MULTIMANAGER TECHNOLOGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(86,083)	$(83,947)	$345,413	$139,806	$(366,412)	$(336,916)
Net realized gain (loss)	3,084,596	4,308,250	5,654,758	4,982,126	24,338,454	30,526,380
Net change in unrealized appreciation (depreciation) of investments	5,697,318	(5,865,470)	1,734,743	(10,194,593)	23,653,392	(27,829,523)

Net increase (decrease) in net assets resulting from operations	8,695,831	(1,641,167)	7,734,914	(5,072,661)	47,625,434	2,359,941

From Contractowners Transactions:
Payments received from contractowners	1,377,186	1,315,240	1,452,590	1,543,167	5,909,173	6,584,437
Transfers between Variable Investment Options including guaranteed interest account, net	827,817	(63,920)	(3,535,741)	(1,206,402)	(5,840,478)	3,511,970
Redemptions for contract benefits and terminations	(1,303,063)	(1,511,855)	(1,292,156)	(1,590,082)	(5,776,854)	(4,699,617)
Contract maintenance charges	(1,121,097)	(1,122,920)	(1,467,415)	(1,548,757)	(4,481,649)	(4,343,518)

Net increase (decrease) in net assets resulting from contractowners transactions	(219,157)	(1,383,455)	(4,842,722)	(2,802,074)	(10,189,808)	1,053,272

Net Increase (Decrease) in Net Assets	8,476,674	(3,024,622)	2,892,192	(7,874,735)	37,435,626	3,413,213
Net Assets — Beginning of Year or Period	26,742,161	29,766,783	33,346,774	41,221,509	131,090,212	127,676,999

Net Assets — End of Year or Period	$35,218,835	$26,742,161	$36,238,966	$33,346,774	$168,525,838	$131,090,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	NATURAL RESOURCES PORTFOLIO		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$442,860	$193,192	$268,267	$213,799
Net realized gain (loss)	(119,527)	(32,443)	(827,685)	(927,692)	825,599	1,457,729
Net change in unrealized appreciation (depreciation) of investments	317,943	(553,290)	1,466,125	(846,643)	2,226,810	(3,057,011)

Net increase (decrease) in net assets resulting from operations	198,416	(585,733)	1,081,300	(1,581,143)	3,320,676	(1,385,483)

From Contractowners Transactions:
Payments received from contractowners	241,387	199,394	915,673	1,031,513	934,317	974,604
Transfers between Variable Investment Options including guaranteed interest account, net	(822,486)	(1,918,382)	444,769	293,523	(346,444)	448,100
Redemptions for contract benefits and terminations	(147,203)	(20,941)	(255,639)	(383,117)	(229,678)	(441,558)
Contract maintenance charges	(30,589)	(35,350)	(410,947)	(435,001)	(541,900)	(539,665)

Net increase (decrease) in net assets resulting from contractowners transactions	(758,891)	(1,775,279)	693,856	506,918	(183,705)	441,481

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	(1,033)	—	—	—

Net Increase (Decrease) in Net Assets	(560,475)	(2,361,012)	1,774,123	(1,074,225)	3,136,971	(944,002)
Net Assets — Beginning of Year or Period	1,916,084	4,277,096	9,538,602	10,612,827	13,050,974	13,994,976

Net Assets — End of Year or Period	$1,355,609	$1,916,084	$11,312,725	$9,538,602	$16,187,945	$13,050,974

The accompanying notes are an integral part of these financial statements.

FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2015 ALLOCATION*		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$39,233	$30,674	$201,861	$140,641	$99,980	$69,872
Net realized gain (loss)	70,671	169,622	834,555	351,991	350,871	190,662
Net change in unrealized appreciation (depreciation) of investments	165,316	(272,000)	994,888	(1,093,575)	716,882	(656,629)

Net increase (decrease) in net assets resulting from operations	275,220	(71,704)	2,031,304	(600,943)	1,167,733	(396,095)

From Contractowners Transactions:
Payments received from contractowners	48,083	55,080	657,471	516,784	859,926	626,863
Transfers between Variable Investment Options including guaranteed interest account, net	286,997	(149,697)	2,772,264	2,292,438	811,666	1,373,433
Redemptions for contract benefits and terminations	—	—	(469,300)	(89,525)	(155,494)	(51,928)
Contract maintenance charges	(22,102)	(16,253)	(168,700)	(138,422)	(167,748)	(115,782)

Net increase (decrease) in net assets resulting from contractowners transactions	312,978	(110,870)	2,791,735	2,581,275	1,348,350	1,832,586

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	38	89	—	9

Net Increase (Decrease) in Net Assets	588,198	(182,574)	4,823,077	1,980,421	2,516,083	1,436,500
Net Assets — Beginning of Year or Period	1,709,901	1,892,475	9,625,893	7,645,472	4,749,655	3,313,155

Net Assets — End of Year or Period	$2,298,099	$1,709,901	$14,448,970	$9,625,893	$7,265,738	$4,749,655

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$68,303	$43,750	$20,864	$12,463	$142,982	$92,942
Net realized gain (loss)	206,691	94,118	32,266	42,868	96,946	479,829
Net change in unrealized appreciation (depreciation) of investments	538,091	(386,721)	225,044	(133,277)	3,934,356	(3,670,319)

Net increase (decrease) in net assets resulting from operations	813,085	(248,853)	278,174	(77,946)	4,174,284	(3,097,548)

From Contractowners Transactions:
Payments received from contractowners	766,125	458,201	457,228	244,304	1,303,940	1,436,269
Transfers between Variable Investment Options including guaranteed interest account, net	691,287	973,093	129,443	207,973	(3,317,547)	2,390,379
Redemptions for contract benefits and terminations	(7,058)	(17,703)	(13,890)	(7,003)	(395,679)	(409,893)
Contract maintenance charges	(145,009)	(111,876)	(75,019)	(36,521)	(586,442)	(623,534)

Net increase (decrease) in net assets resulting from contractowners transactions	1,305,345	1,301,715	497,762	408,753	(2,995,728)	2,793,221

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	375	—	(32)	56

Net Increase (Decrease) in Net Assets	2,118,430	1,052,862	776,311	330,807	1,178,524	(304,271)
Net Assets — Beginning of Year or Period	2,830,235	1,777,373	937,175	606,368	17,139,951	17,444,222

Net Assets — End of Year or Period	$4,948,665	$2,830,235	$1,713,486	$937,175	$18,318,475	$17,139,951

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TEMPLETON GLOBAL BOND VIP FUND		TEMPLETON GROWTH VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,385,405	$(81,519)	$119,035	$86,664	$(15,109)	$(21,206)
Net realized gain (loss)	(507,131)	(788,411)	673,214	419,961	(516,046)	(328,197)
Net change in unrealized appreciation (depreciation) of investments	(2,072,717)	1,674,585	(153,217)	(1,279,590)	1,565,764	(3,047,878)

Net increase (decrease) in net assets resulting from operations	805,557	804,655	639,032	(772,965)	1,034,609	(3,397,281)

From Contractowners Transactions:
Payments received from contractowners	4,435,103	4,597,758	330,370	357,713	1,023,567	1,237,119
Transfers between Variable Investment Options including guaranteed interest account, net	566,061	(1,271,718)	(50,187)	(71,008)	919,907	(984,234)
Redemptions for contract benefits and terminations	(1,708,284)	(1,347,516)	(122,787)	(146,719)	(311,283)	(335,854)
Contract maintenance charges	(1,984,512)	(2,013,413)	(230,659)	(225,890)	(410,576)	(506,349)

Net increase (decrease) in net assets resulting from contractowners transactions	1,308,368	(34,889)	(73,263)	(85,904)	1,221,615	(589,318)

Net Increase (Decrease) in Net Assets	2,113,925	769,766	565,769	(858,869)	2,256,224	(3,986,599)
Net Assets — Beginning of Year or Period	46,400,605	45,630,839	4,402,872	5,261,741	8,441,370	12,427,969

Net Assets — End of Year or Period	$48,514,530	$46,400,605	$4,968,641	$4,402,872	$10,697,594	$8,441,370

The accompanying notes are an integral part of these financial statements.

FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,782	$108,008
Net realized gain (loss)	1,207,956	838,203
Net change in unrealized appreciation (depreciation) of investments	2,262,171	(1,940,874)

Net increase (decrease) in net assets resulting from operations	3,675,909	(994,663)

From Contractowners Transactions:
Payments received from contractowners	566,936	384,111
Transfers between Variable Investment Options including guaranteed interest account, net	(1,843,911)	6,322,884
Redemptions for contract benefits and terminations	(164,558)	(1,385,646)
Contract maintenance charges	(412,289)	(210,430)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,853,822)	5,110,919

Net Increase (Decrease) in Net Assets	1,822,087	4,116,256
Net Assets — Beginning of Year or Period	13,028,162	8,911,906

Net Assets — End of Year or Period	$14,850,249	$13,028,162

The accompanying notes are an integral part of these financial statements.

FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	26	(8)	18	18	(3)	15

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	29	(64)	(35)	35	(114)	(79)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	61	(10)	51	14	(4)	10

1290 VT EQUITY INCOME	IA	2	(4)	(2)	1	(5)	(4)
1290 VT EQUITY INCOME	IB	6	(10)	(4)	6	(7)	(1)

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	18	(6)	12	11	(26)	(15)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	17	(18)	(1)	13	(15)	(2)

1290 VT GAMCO SMALL COMPANY VALUE	IA	131	(111)	20	172	(103)	69
1290 VT GAMCO SMALL COMPANY VALUE	IB	28	(43)	(15)	34	(55)	(21)

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	—	—	—	—	—	—

1290 VT NATURAL RESOURCES	IB	—	—	—	—	—	—

1290 VT SMALL CAP VALUE	IB	—	—	—	—	—	—

1290 VT SMARTBETA EQUITY	IB	85	(9)	76	47	(5)	42

1290 VT SOCIALLY RESPONSIBLE	IA	1	(1)	—	—	—	—
1290 VT SOCIALLY RESPONSIBLE	IB	4	(6)	(2)	4	(8)	(4)

ALL ASSET GROWTH-ALT 20	IB	41	(43)	(2)	73	(54)	19

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	48	(14)	34	59	(13)	46

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	276	(99)	177	223	(41)	182

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	95	(147)	(52)	173	(64)	109

CHARTERSM MULTI-SECTOR BOND	A	10	(19)	(9)	16	(24)	(8)
CHARTERSM MULTI-SECTOR BOND	B	6	(11)	(5)	15	(23)	(8)

CHARTERSM SMALL CAP GROWTH	B	12	(11)	1	15	(15)	—

CHARTERSM SMALL CAP VALUE	A	1	(3)	(2)	1	(7)	(6)

The accompanying notes are an integral part of these financial statements.

FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

CHARTERSM SMALL CAP VALUE	B	4	(7)	(3)	4	(7)	(3)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	28	(11)	17	44	(13)	31

EQ/400 MANAGED VOLATILITY	IB	4	(3)	1	3	(5)	(2)

EQ/500 MANAGED VOLATILITY	IB	18	(7)	11	13	(7)	6

EQ/2000 MANAGED VOLATILITY	IB	7	(3)	4	5	(4)	1

EQ/AB SMALL CAP GROWTH	IA	55	(71)	(16)	73	(37)	36
EQ/AB SMALL CAP GROWTH	IB	6	(16)	(10)	7	(14)	(7)

EQ/AGGRESSIVE ALLOCATION	A	37	(50)	(13)	51	(43)	8
EQ/AGGRESSIVE ALLOCATION	B	17	(30)	(13)	20	(42)	(22)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	105	(77)	28	453	(10)	443

EQ/BALANCED STRATEGY	IB	23	(19)	4	37	(16)	21

EQ/BLACKROCK BASIC VALUE EQUITY	IA	73	(70)	3	110	(113)	(3)
EQ/BLACKROCK BASIC VALUE EQUITY	IB	12	(38)	(26)	16	(38)	(22)

EQ/CAPITAL GUARDIAN RESEARCH	IA	13	(22)	(9)	19	(11)	8
EQ/CAPITAL GUARDIAN RESEARCH	IB	7	(57)	(50)	8	(29)	(21)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	9	(18)	(9)	11	(14)	(3)
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	12	(28)	(16)	22	(35)	(13)

EQ/COMMON STOCK INDEX	IA	85	(148)	(63)	185	(283)	(98)
EQ/COMMON STOCK INDEX	IB	39	(57)	(18)	47	(72)	(25)

EQ/CONSERVATIVE ALLOCATION	A	28	(38)	(10)	33	(30)	3
EQ/CONSERVATIVE ALLOCATION	B	9	(5)	4	11	(10)	1

EQ/CONSERVATIVE GROWTH STRATEGY	IB	5	(4)	1	4	(5)	(1)

EQ/CONSERVATIVE STRATEGY	IB	3	(4)	(1)	8	(5)	3

EQ/CONSERVATIVE-PLUS ALLOCATION	A	129	(72)	57	72	(37)	35
EQ/CONSERVATIVE-PLUS ALLOCATION	B	11	(14)	(3)	7	(12)	(5)

EQ/CORE BOND INDEX	IA	17	(29)	(12)	21	(27)	(6)
EQ/CORE BOND INDEX	IB	195	(19)	176	20	(30)	(10)

EQ/EMERGING MARKETS EQUITY PLUS	IB	—	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/EQUITY 500 INDEX	IA	538	(333)	205	310	(233)	77
EQ/EQUITY 500 INDEX	IB	146	(90)	56	122	(101)	21

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	52	(105)	(53)	608	(19)	589

EQ/FRANKLIN RISING DIVIDENDS	IB	19	(25)	(6)	243	(14)	229

EQ/FRANKLIN STRATEGIC INCOME	IB	35	(32)	3	257	(7)	250

EQ/GLOBAL BOND PLUS	IA	25	(21)	4	25	(20)	5
EQ/GLOBAL BOND PLUS	IB	8	(10)	(2)	10	(9)	1

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	10	(10)	—	18	(8)	10
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	7	(31)	(24)	9	(39)	(30)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	6	(7)	(1)	50	(2)	48

EQ/GROWTH STRATEGY	IB	26	(24)	2	27	(25)	2

EQ/INTERMEDIATE GOVERNMENT BOND	IA	58	(37)	21	61	(224)	(163)
EQ/INTERMEDIATE GOVERNMENT BOND	IB	14	(14)	—	10	(14)	(4)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	2	(4)	(2)	2	(5)	(3)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	11	(44)	(33)	14	(25)	(11)

EQ/INTERNATIONAL EQUITY INDEX	IA	112	(182)	(70)	162	(176)	(14)
EQ/INTERNATIONAL EQUITY INDEX	IB	36	(36)	—	43	(45)	(2)

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	11	(1)	10	7	(3)	4 (3)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	19	(21)	(2)	17	(20)	(23)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	17	(33)	(16)	17	(40)	(2)

EQ/INVESCO COMSTOCK	IA	20	(14)	6	18	(20)	2
EQ/INVESCO COMSTOCK	IB	9	(10)	(1)	8	(6)	449

EQ/INVESCO GLOBAL REAL ESTATE	IB	110	(92)	18	465	(16)	526

EQ/INVESCO INTERNATIONAL GROWTH	IB	170	(194)	(24)	541	(15)	(13)

EQ/JANUS ENTERPRISE	IA	9	(12)	(3)	4	(17)	5
EQ/JANUS ENTERPRISE	IB	18	(16)	2	27	(22)	59

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	149	(45)	104	71	(12)	(4)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	16	(19)	(3)	17	(21)	3

The accompanying notes are an integral part of these financial statements.

FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	10	(6)	4	5	(2)	(6)
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3	(7)	(4)	4	(10)	6

EQ/LARGE CAP GROWTH INDEX	IA	28	(13)	15	23	(17)	(36)
EQ/LARGE CAP GROWTH INDEX	IB	37	(70)	(33)	32	(68)	(7)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	4	(11)	(7)	7	(14)	(49)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	9	(63)	(54)	10	(59)	(16)

EQ/LARGE CAP VALUE INDEX	IA	30	(21)	9	15	(31)	(1)
EQ/LARGE CAP VALUE INDEX	IB	29	(21)	8	22	(23)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	22	(99)	(77)	16	(98)	(82)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	8	(43)	(35)	8	(50)	(42)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	309	(264)	45	1,026	(60)	966

EQ/LOOMIS SAYLES GROWTH	IA	49	(22)	27	47	(21)	26
EQ/LOOMIS SAYLES GROWTH	IB	13	(12)	1	18	(15)	3

EQ/MFS INTERNATIONAL GROWTH	IB	58	(34)	24	34	(36)	(2)

EQ/MFS INTERNATIONAL VALUE	IB	276	(189)	87	1,081	(24)	1,057

EQ/MFS MID CAP FOCUSED GROWTH	IB	90	(86)	4	265	(5)	260

EQ/MFS UTILITIES SERIES	IB	22	(22)	—	106	(4)	102

EQ/MID CAP INDEX	IA	60	(40)	20	57	(23)	34
EQ/MID CAP INDEX	IB	36	(62)	(26)	41	(56)	(15)

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	12	(60)	(48)	10	(63)	(53)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	2	(4)	(2)	2	(3)	(1)

EQ/MODERATE ALLOCATION	A	155	(224)	(69)	147	(145)	2
EQ/MODERATE ALLOCATION	B	25	(73)	(48)	98	(79)	19

EQ/MODERATE GROWTH STRATEGY	IB	37	(32)	5	45	(28)	17

EQ/MODERATE-PLUS ALLOCATION	A	243	(127)	116	198	(184)	14
EQ/MODERATE-PLUS ALLOCATION	B	39	(87)	(48)	60	(134)	(74)

EQ/MONEY MARKET	IA	4,330	(3,717)	613	4,482	(4,402)	80
EQ/MONEY MARKET	IB	591	(496)	95	580	(667)	(87)

The accompanying notes are an integral part of these financial statements.

FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/OPPENHEIMER GLOBAL	IB	—	—	—	—	—	—

EQ/PIMCO GLOBAL REAL RETURN	IB	—	—	—	—	—	—

EQ/PIMCO REAL RETURN	IB	80	(79)	1	322	(17)	305

EQ/PIMCO TOTAL RETURN	IB	262	(141)	121	768	(33)	735

EQ/PIMCO ULTRA SHORT BOND	IA	16	(28)	(12)	18	(20)	(2)
EQ/PIMCO ULTRA SHORT BOND	IB	20	(26)	(6)	25	(26)	(1)

EQ/QUALITY BOND PLUS	IA	45	(32)	13	39	(49)	(10)
EQ/QUALITY BOND PLUS	IB	11	(15)	(4)	10	(16)	(6)

EQ/SCIENCE AND TECHNOLOGY	IB	60	(69)	(9)	272	(15)	257

EQ/SMALL COMPANY INDEX	IA	69	(58)	11	45	(37)	8
EQ/SMALL COMPANY INDEX	IB	18	(15)	3	16	(11)	5

EQ/T. ROWE PRICE GROWTH STOCK	IA	195	(108)	87	203	(79)	124
EQ/T. ROWE PRICE GROWTH STOCK	IB	27	(45)	(18)	53	(57)	(4)

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	29	(42)	(13)	136	(2)	134

EQ/UBS GROWTH & INCOME	IB	11	(6)	5	7	(23)	(16)

EQ/WELLINGTON ENERGY	IB	111	(86)	25	261	(11)	250

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	3	(4)	(1)	7	(8)	(1)

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	19	(7)	12	13	(13)	—

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	45	(41)	4	47	(38)	9

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	24	(15)	9	24	(21)	3

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	17	(9)	8	16	(34)	(18)

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	430	(272)	158	358	(175)	183

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	86	(113)	(27)	144	(93)	51

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	11	(22)	(11)	23	(2)	21

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	1	(5)	(4)	4	(3)	1

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	22	(15)	7	27	(43)	(16)

The accompanying notes are an integral part of these financial statements.

FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	66	(76)	(10)	63	(48)	15

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	128	(86)	42	128	(119)	9

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	11	(10)	1	17	(8)	9

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	15	(14)	1	18	(8)	10

IVY VIP GLOBAL EQUITY INCOME	CLASS II	10	(11)	(1)	5	(6)	(1)

IVY VIP HIGH INCOME	CLASS II	270	(203)	67	270	(104)	166

IVY VIP SMALL CAP GROWTH	CLASS II	36	(19)	17	33	(16)	17

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	—	—	—	—	—	—

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	6	(4)	2	2	(6)	(4)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	15	(5)	10	10	(4)	6

MULTIMANAGER AGGRESSIVE EQUITY	IA	19	(39)	(20)	20	(44)	(24)
MULTIMANAGER AGGRESSIVE EQUITY	IB	8	(16)	(8)	55	(62)	(7)

MULTIMANAGER CORE BOND	IA	31	(25)	6	25	(18)	7
MULTIMANAGER CORE BOND	IB	22	(27)	(5)	24	(44)	(20)

MULTIMANAGER MID CAP GROWTH	IA	—	(2)	(2)	1	(3)	(2)
MULTIMANAGER MID CAP GROWTH	IB	8	(8)	—	5	(7)	(2)

MULTIMANAGER MID CAP VALUE	IA	6	(4)	2	2	(2)	—
MULTIMANAGER MID CAP VALUE	IB	3	(20)	(17)	4	(12)	(8)

MULTIMANAGER TECHNOLOGY	IA	16	(17)	(1)	43	(17)	26
MULTIMANAGER TECHNOLOGY	IB	20	(37)	(17)	59	(58)	1

NATURAL RESOURCES PORTFOLIO	CLASS II	31	(44)	(13)	79	(105)	(26)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	27	(16)	11	25	(18)	7

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	10	(11)	(1)	12	(10)	2

TARGET 2015 ALLOCATION	B	34	(15)	19	27	(14)	13

TARGET 2025 ALLOCATION	B	70	(50)	20	53	(18)	35

TARGET 2035 ALLOCATION	B	106	(34)	72	41	(10)	31

TARGET 2045 ALLOCATION	B	35	(12)	23	29	(6)	23

The accompanying notes are an integral part of these financial statements.

FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

TARGET 2055 ALLOCATION	B	23	(5)	18	11	(4)	7

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	22	(47)	(25)	114	(91)	23

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	209	(184)	25	161	(104)	57

TEMPLETON GROWTH VIP FUND	CLASS 2	4	(4)	—	3	(4)	(1)

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	41	(22)	19	30	(38)	(8)

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	COMMON SHARES	7	(13)	(6)	26	(9)	17

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account FP (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946- Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), BlackRock Variable Series Funds, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Funds Variable Insurance Portfolios, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®

AXA Premier VIP Trust*

•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(1)
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-Plus Allocation(3)
•	EQ/Moderate Allocation(4)
•	EQ/Moderate-Plus Allocation(5)
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Energy(30)
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Low Volatility Global Equity
•	1290 VT Multi-Alternative Strategies(30)
•	1290 VT Natural Resources
•	1290 VT Real Estate(30)
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(6)
•	EQ/500 Managed Volatility(7)
•	EQ/2000 Managed Volatility(8)
•	EQ/AB Small Cap Growth(9)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy(10)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/ClearBridge Large Cap Growth(11)
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(12)
•	EQ/Conservative Strategy(13)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(14)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Manged Volatility(15)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(16)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(17)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(18)
•	EQ/International Value Managed Volatility(19)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(20)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(21)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(22)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(23)
•	EQ/Lazard Emerging Markets Equity

FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/Loomis Sayles Growth(24)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(25)
•	EQ/MFS Technology(30)
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(26)
•	EQ/Moderate Growth Strategy(27)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth(30)
•	EQ/Oppenhiemer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Science And Technology(28)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Templeton Global Equity Managed Volatility(30)
•	EQ/UBS Growth & Income
•	EQ/Wellington Energy(29)
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Government Money Market Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP High Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio
•	Fidelity® VIP Value Strategies Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Mutual Shares VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Ivy Funds Variable Insurance Portfolios

•	Ivy VIP Global Equity Income
•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

The Prudential Series Fund

•	Natural Resources Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund

Vanguard Variable Insurance Fund

•	Vanguard Variable Insurance Fund — Equity Index Portfolio

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Conservative Allocation.
(3)	Formerly known as AXA Conservative-Plus Allocation.
(4)	Formerly known as AXA Moderate Allocation.
(5)	Formerly known as AXA Moderate-Plus Allocation.
(6)	Formerly known as AXA 400 Managed Volatility.
(7)	Formerly known as AXA 500 Managed Volatility.
(8)	Formerly known as AXA 2000 Managed Volatility.
(9)	Formerly known as AXA/AB Small Cap Growth.
(10)	Formerly known as AXA Balanced Strategy.
(11)	Formerly known as AXA/ClearBridge Large Cap Growth.
(12)	Formerly known as AXA Conservative Growth Strategy.
(13)	Formerly known as AXA Conservative Strategy.
(14)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap Portfolio.
(15)	Formerly known as AXA Global Equity Managed Volatility.
(16)	Formerly known as AXA Growth Strategy.
(17)	Formerly known as AXA International Core Managed Volatility.
(18)	Formerly known as AXA International Managed Volatility.
(19)	Formerly known as AXA International Value Managed Volatility.
(20)	Formerly known as AXA/Janus Enterprise.
(21)	Formerly known as AXA Large Cap Core Managed Volatility.
(22)	Formerly known as AXA Large Cap Growth Managed Volatility.
(23)	Formerly known as AXA Large Cap Value Managed Volatility.
(24)	Formerly known as AXA/Loomis Sayles Growth.
(25)	Formerly known as EQ/Ivy Mid Cap Growth.
(26)	Formerly known as AXA Mid Cap Value Managed Volatility.
(27)	Formerly known as AXA Moderate Growth Strategy.
(28)	Formerly known as EQ/Ivy Science and Technology.
(29)	Formerly known as EQ/Ivy Energy .
(30)	The Variable Investment Option became available during 2019, however it had no units at December 31, 2019, thus the Variable Investment Option is excluded from all other sections of the financial statements.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

The Account is used to fund benefits for the following Variable Life products (collectively, the “Contracts”):

•   Accumulator Life

•   Incentive Life

•   Incentive Life 2000

•   Incentive Life Sales (1999 and after)

•   Incentive Life ‘02

•   Incentive Life ‘06

•   Incentive Life® Optimizer

•   Incentive Life Optimizer II

•   Incentive Life Optimizer III

•   VUL Optimizer

•   Incentive Life PlusSM

•   Incentive Life Plus Original Series

•   Paramount Life

•   IL Legacy

•   IL Legacy II

•   IL Legacy III

•   VUL Legacy

•   IL ProtectorSM Incentive

•   Life COLI Incentive Life

•   COLI ‘04

•   Champion 2000

•   Survivorship 2000

•   Survivorship Incentive Life 1999

•   Survivorship Incentive Life ‘02

•   Survivorship Incentive Life® Legacy

•   VUL Survivorship

•   SP-Flex

•   Corporate Owned Incentive Life®

•   COIL Institutional Series

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the “Series 2000 Policies.” Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as “Incentive Life PlusSM.” Incentive Life Plus Contracts issued with a prior prospectus are referred to as “Incentive Life Plus Original Series.”

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units, It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts) to the guaranteed interest account of AXA Equitable’s General Account, and/or index fund options of Separate Account No. 67.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

3.	Fair Value Disclosures (Concluded)

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolio

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$958,071	$550,984
1290 VT DoubleLine Dynamic Allocation	2,956,208	2,000,039
1290 VT DoubleLine Opportunistic Bond	1,634,931	336,809
1290 VT Equity Income	2,327,179	3,084,004
1290 VT GAMCO Mergers & Acquisitions	3,730,057	3,126,551
1290 VT GAMCO Small Company Value	20,822,111	18,349,469
1290 VT Low Volatility Global Equity	204	—
1290 VT Natural Resources	99	—
1290 VT Small Cap Value	11	—
1290 VT SmartBeta Equity	2,078,216	280,894
1290 VT Socially Responsible	1,090,535	1,678,009
All Asset Growth-Alt 20	4,558,017	3,148,531
American Funds Insurance Series® Global Small Capitalization FundSM	2,480,540	946,286
American Funds Insurance Series® New World Fund®	11,075,398	4,087,973
BlackRock Global Allocation V.I. Fund	5,993,565	7,310,675
CharterSM Multi-Sector Bond	3,602,558	6,712,650
CharterSM Small Cap Growth	4,443,566	2,478,547
CharterSM Small Cap Value	2,783,981	3,218,664
ClearBridge Variable Mid Cap Portfolio	386,289	148,535
EQ/400 Managed Volatility	846,839	650,612
EQ/500 Managed Volatility	4,857,639	1,774,002
EQ/2000 Managed Volatility	1,558,773	523,730
EQ/AB Small Cap Growth	28,503,070	25,559,256
EQ/Aggressive Allocation	22,399,911	17,049,629
EQ/American Century Mid Cap Value	7,283,056	7,157,769
EQ/Balanced Strategy	5,489,655	3,259,850
EQ/BlackRock Basic Value Equity	22,221,500	25,080,740
EQ/Capital Guardian Research	17,832,692	24,008,243
EQ/ClearBridge Large Cap Growth	10,409,896	10,197,013
EQ/Common Stock Index	122,914,875	154,517,573
EQ/Conservative Allocation	3,899,765	4,591,808
EQ/Conservative Growth Strategy	902,605	642,669
EQ/Conservative Strategy	410,288	557,075
EQ/Conservative-Plus Allocation	8,159,602	7,560,408
EQ/Core Bond Index	35,652,380	7,179,371
EQ/Emerging Markets Equity PLUS	349	—
EQ/Equity 500 Index	155,498,536	132,963,993
EQ/Fidelity Institutional AM® Large Cap	6,011,560	14,553,785
EQ/Franklin Rising Dividends	5,886,912	6,936,941

FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolio (Continued)

	Purchases	Sales
EQ/Franklin Strategic Income	$7,051,106	$4,558,765
EQ/Global Bond PLUS	2,114,544	2,541,327
EQ/Global Equity Managed Volatility	8,381,218	13,041,185
EQ/Goldman Sachs Mid Cap Value	1,458,063	1,282,137
EQ/Growth Strategy	7,414,023	4,663,793
EQ/Intermediate Government Bond	5,741,277	8,510,566
EQ/International Core Managed Volatility	4,241,855	8,008,442
EQ/International Equity Index	20,159,681	30,576,821
EQ/International Managed Volatility	1,541,574	148,975
EQ/International Value Managed Volatility	7,293,815	8,229,824
EQ/Invesco Comstock	4,945,663	4,563,020
EQ/Invesco Global Real Estate	10,394,812	6,787,818
EQ/Invesco International Growth	7,880,624	9,458,397
EQ/Janus Enterprise	8,248,472	6,867,913
EQ/JPMorgan Value Opportunities	13,071,868	8,349,261
EQ/Large Cap Core Managed Volatility	4,070,691	2,863,852
EQ/Large Cap Growth Index	25,325,263	20,071,564
EQ/Large Cap Growth Managed Volatility	28,340,942	33,562,591
EQ/Large Cap Value Index	9,693,682	5,318,842
EQ/Large Cap Value Managed Volatility	36,018,612	37,974,171
EQ/Lazard Emerging Markets Equity	18,300,204	15,610,826
EQ/Loomis Sayles Growth	10,903,018	8,114,380
EQ/MFS International Growth	13,275,043	6,209,235
EQ/MFS International Value	14,734,578	15,081,888
EQ/MFS Mid Cap Focused Growth	7,118,402	7,996,126
EQ/MFS Utilities Series	811,000	750,414
EQ/Mid Cap Index	21,570,890	21,764,336
EQ/Mid Cap Value Managed Volatility	15,471,436	23,307,372
EQ/Moderate Allocation	66,251,601	86,269,677
EQ/Moderate Growth Strategy	11,488,364	5,846,070
EQ/Moderate-Plus Allocation	53,159,621	39,098,132
EQ/Money Market	198,378,713	176,079,683
EQ/Oppenhiemer Global	144	—
EQ/PIMCO Global Real Return	34	—
EQ/PIMCO Real Return	5,224,003	5,048,831
EQ/PIMCO Total Return	23,358,899	13,360,961
EQ/PIMCO Ultra Short Bond	4,901,128	6,434,173
EQ/Quality Bond PLUS	4,331,314	6,247,125
EQ/Science And Technology	11,164,789	11,909,693
EQ/Small Company Index	25,825,822	20,490,437
EQ/T. Rowe Price Growth Stock	22,207,693	19,462,823
EQ/T. Rowe Price Health Sciences	1,422,893	3,732,509
EQ/UBS Growth & Income	2,724,077	1,312,411
EQ/Wellington Energy	3,768,355	3,013,634
Fidelity® VIP Asset Manager: Growth Portfolio	161,322	257,938
Fidelity® VIP Equity-Income Portfolio	789,012	280,546
Fidelity® VIP Government Money Market Portfolio	526,420	425,730
Fidelity® VIP Growth & Income Portfolio	3,302,949	1,928,495
Fidelity® VIP High Income Portfolio	1,051,857	646,303
Fidelity® VIP Investment Grade Bond Portfolio	13,610,043	11,325,197
Fidelity® VIP Mid Cap Portfolio	9,218,454	7,598,616
Fidelity® VIP Value Portfolio	555,265	968,993
Fidelity® VIP Value Strategies Portfolio	74,838	211,774
Franklin Mutual Shares VIP Fund	2,306,993	1,370,459

FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolio (Concluded)

	Purchases	Sales
Franklin Small Cap Value VIP Fund	$4,890,777	$3,257,602
Invesco V.I. Diversified Dividend Fund	4,556,478	2,344,667
Invesco V.I. Mid Cap Core Equity Fund	1,206,567	866,736
Invesco V.I. Small Cap Equity Fund	1,963,243	1,427,380
Ivy VIP Global Equity Income	402,837	205,497
Ivy VIP High Income	12,159,166	7,695,266
Ivy VIP Small Cap Growth	3,337,763	2,611,564
Lord Abbett Series Fund — Bond Debenture Portfolio	18	—
MFS® Investors Trust Series	1,582,199	1,013,990
MFS® Massachusetts Investors Growth Stock Portfolio	5,019,910	1,182,374
Multimanager Aggressive Equity	56,173,886	43,944,439
Multimanager Core Bond	6,807,372	6,687,236
Multimanager Mid Cap Growth	6,074,119	3,660,642
Multimanager Mid Cap Value	4,383,654	6,249,632
Multimanager Technology	26,549,417	22,732,099
Natural Resources Portfolio	927,958	1,686,851
PIMCO CommodityRealReturn® Strategy Portfolio	2,238,429	1,101,716
T. Rowe Price Equity Income Portfolio	3,352,978	2,312,054
Target 2015 Allocation	1,109,502	658,426
Target 2025 Allocation	6,956,518	3,444,917
Target 2035 Allocation	4,785,612	3,162,579
Target 2045 Allocation	2,106,629	605,126
Target 2055 Allocation	818,854	300,228
Templeton Developing Markets VIP Fund	2,670,273	5,523,020
Templeton Global Bond VIP Fund	12,949,977	8,255,466
Templeton Growth VIP Fund	1,623,918	686,438
VanEck VIP Global Hard Assets Fund	2,574,917	1,368,412
Vanguard Variable Insurance Fund — Equity Index Portfolio	2,743,756	4,015,520

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG

FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC (“AXA Network”) or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

AXA Equitable serves as the transfer agent for EQAT and VIP.

6.	Reorganization

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacemen Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value

Share Class	Class II	Class IB
Shares	2,588,795	2,588,795
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$53,122,080	$—
Net Assets After Substitution	$—	$53,122,080
Realized Gain	$1,058,165

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)

Share Class	Service Class 2	Class IB
Shares	3,085,057	3,085,057
Net Asset Value	$34.69	$34.69
Net Assets Before Substitution	$107,020,640	$—
Net Assets After Substitution	$—	$107,020,640
Realized Gain	$4,374,131

October 22, 2018	Franklin Rising Dividends VIP Fund	EQ/Franklin Rising Dividends

Share Class	Class 2	Class IB
Shares	2,166,839	2,166,839
Net Asset Value	$27.02	$27.02
Net Assets Before Substitution	$58,544,319	$—
Net Assets After Substitution	$—	$58,544,319
Realized Gain	$2,340,403

October 22, 2018	Franklin Strategic Income VIP Fund	EQ/Franklin Strategic Income

Share Class	Class 2	Class IB
Shares	3,248,845	3,248,845
Net Asset Value	$10.42	$10.42
Net Assets Before Substitution	$33,858,489	$—
Net Assets After Substitution	—	$33,858,489
Realized Loss	$(1,778,147)

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value

Share Class	Service Shares	Class IB
Shares	544,224	544,224
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$9,083,104	$—
Net Assets After Substitution	$—	$9,083,104
Realized Gain	$153,986

FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate

Share Class	Series II	Class IB
Shares	2,388,624	2,388,624
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$36,378,751	$—
Net Assets After Substitution	$—	$36,378,751
Realized Loss	$(2,574,457)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth

Share Class	Series II	Class IB
Shares	969,615	969,615
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$33,335,358	$—
Net Assets After Substitution	$—	$33,335,358
Realized Loss	$(1,596,562)

October 22, 2018	Lazard Retirement Emerging Markets EQuity Portfolio	EQ/Lazard Emerging Markets EQuity

Share Class	Service Shares	Class IB
Shares	2,720,369	2,720,369
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$52,883,976	$—
Net Assets After Substitution	$—	$52,883,976
Realized Loss	$(3,500,104)

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value

Share Class	Service Class	Class IB
Shares	4,131,041	4,131,041
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$106,126,439	$—
Net Assets After Substitution	$—	$106,126,439
Realized Gain	$7,133,907

October 22, 2018	Ivy VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)

Share Class	Common Shares	Class IB
Shares	2,981,041	2,981,041
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$36,195,798	$—
Net Assets After Substitution	$—	$36,195,798
Realized Gain	$4,863,881

FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series

Share Class	Service Class	Class IB
Shares	80,952	80,952
Net Asset Value	$29.84	$29.84
Net Assets Before Substitution	$2,415,612	$—
Net Assets After Substitution	$—	$2,415,612
Realized Gain	$174,517

October 22, 2018	PIMCO Real Return Portfolio	EQ/PIMCO Real Return

Share Class	Advisor Class	Class IB
Shares	2,076,751	2,076,751
Net Asset Value	$11.87	$11.87
Net Assets Before Substitution	$24,651,040	$—
Net Assets After Substitution	$—	$24,651,040
Realized Loss	$(1,438,476)

October 22, 2018	PIMCO Total Return Portfolio	EQ/PIMCO Total Return

Share Class	Advisor Class	Class IB
Shares	6,300,749	6,300,749
Net Asset Value	$10.51	$10.51
Net Assets Before Substitution	$66,220,873	$—
Net Assets After Substitution	$—	$66,220,873
Realized Loss	$(2,751,515)

October 22, 2018	Ivy VIP Science And Technology	EQ/Science And Technology(3)

Share Class	Common Shares	Class IB
Shares	1,236,407	1,236,407
Net Asset Value	$28.96	$28.96
Net Assets Before Substitution	$35,811,031	$—
Net Assets After Substitution	$—	$35,811,031
Realized Gain	$4,512,498

October 22, 2018	T. Rowe Price Health Sciences Portfolio	EQ/T. Rowe Price Health Sciences

Share Class	Class II	Class IB
Shares	180,949	180,949
Net Asset Value	$45.62	$45.62
Net Assets Before Substitution	$8,254,879	$—
Net Assets After Substitution	$—	$8,254,879
Realized Gain	$929,504

FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Concluded)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Ivy VIP Energy	EQ/Wellington Energy(4)

Share Class	Common Shares	Class IB
Shares	2,446,697	2,446,697
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$13,993,395	$—
Net Assets After Substitution	$—	$13,993,395
Realized Loss	$(512,717)

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Science And Technology.
(4)	Formerly known as EQ/Ivy Energy.

7.	Asset-based Charges and Contractowner Charges

The table below lists the charges for each product. These charges are reflected as “Asset-based Charges” in the Statement of Operations or as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

	Mortality and Expense Risks		Mortality		Administrative		Total
Accumulator Life	varies(b	)(d)	varies(b	)	varies(b	)(f)	varies
Incentive Life, Champion 2000	0.60	%(a)	—		—		0.60%
Incentive Life 2000, Incentive Life 1999, Incentive Life Plus	0.60	%(l)(n)	—		—		0.60%
Incentive Life ‘02	varies(b	)(g)	—		—		0.80%
Incentive Life ‘06	0.85	%(b)(e)	—		—		0.85%
Survivorship Incentive Life ‘02	0.90	%(b)(m)	—		—		0.90%
Paramount Life	0.60	%(a)	—		—		0.60%
Incentive Life Plus Original Series	0.60	%(b)(l)	—		—		0.60%
Incentive Life COLI	0.60	%(b)	—		—		0.60%
Incentive Life COLI ‘04	0.75	%(b)(c)	—		—		0.75%
Survivorship Incentive Life 1999	0.60	%(a)	—		—		0.60%
Survivorship 2000	0.90	%(a)	—		—		0.90%
IL Legacy	1.75	%(b)(h)	—		—		1.75%
IL Legacy II	0.85	%(b)(i)(l)	—		—		0.85%
IL Legacy III	0.85	%(b)(i)(l)	—		—		0.85%
VUL LegacySM	0.85	%(b)(p)(s)	—		—		0.85%
IL Protector	0.80	%(a)	—		—		0.80%
SP-Flex	0.85	%(a)	0.60	%(a)	0.35	%(a)	1.80%
Incentive Life® Optimizer	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer II	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer III	0.60	%(b)(l)(o)	—		—		0.60%
VUL Optimizer IIISM	0.60	%(b)(o)(p)	—		—		0.60%
Survivorship Incentive Life® Legacy	0.55	%(b)(j)	—		—		0.55%
VUL Survivorship	0.80	%(b)(r)	—		—		0.80%
Corporate Owned Incentive Life®	0.35	%(b)(k)(l)	—		—		0.35%
COIL Institutional SeriesSM	0.25	%(b)(l)(q)	—		—		0.25%

(a)	Charged to daily net assets of the Account.
(b)	Charged to Contractowners Account and is included in Redemptions for contract benefits and terminations in the Statements of Changes in Net Assets.
(c)	Policy years 1–5 0.75% (1.00% maximum) Policy years 6–20 0.55% (0.75% maximum) Policy years 21+ 0.35% (0.50% maximum).
(d)	Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1–10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum.
(e)	Policy years 1–8 0.85% (1.00% maximum) Policy years 9– 10 0.00% (1.00% maximum) Policy years 11+ 0.00% (0.50% maximum).

FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

(f)	Policy years 1–10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%.
(g)	Policy years 1–15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum).
(h)	Policy years 1–10 1.75% (maximum and current) Policy years 11–20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum).
(i)	Policy years 1–15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
(j)	Policy years 1–15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
(k)	Policy years 1–10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum).
(l)	For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
(m)	Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum).
(n)	Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
(o)	Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.00% (current) Policy years 11+ 0.50% (maximum).
(p)	For policies with MSO, there is an additional charge of 1.15% (2.40% maximum) of any policy account value allocated to each segment.
(q)	Policy years 1–10 0.25% (0.50% maximum) Policy years 11+ 0.05%(0.35 maximum).
(r)	Policy years 1–15 0.80% (current and maximum) Policy years 16+ 0.00% (0.80% maximum).
(s)	Policy years 1–15 0.50% ( 0.85% maximum) Policy years 16+ 0.00% (0.85% maximum).

The Accumulator Life Program utilizes two insurance products — a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life ‘02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner’s Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner’s Variable Investment Options The Survivorship Incentive Life ‘02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner’s Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life ‘06, Incentive Life® Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Optimizer III and VUL OptimizerSM mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

The VUL LegacySM mortality and expense risk charge of 0.50% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life® Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The VUL Survivorship mortality and expense risk charge of 0.80% will be in effect for the first fifteen policy years. For policy years sixteen and later, no charge is deducted on a current basis. The current mortality and expense risk charges are equal to or lower than the guaranteed charges.

The Corporate Owned Incentive Life® mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional SeriesSM mortality and expense risk charge of 0.25% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life® policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer, COIL Institutional Series, and VUL Survivorship policies, there is an additional charge of 1.15% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI ‘04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life ‘02, Incentive Life 1999, Incentive Life ‘02, Incentive Life ‘06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI ‘04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, VUL Legacy, VUL Optimizer, VUL Survivorship and COIL Institutional Series and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners’ accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Redemptions for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Redemptions for contract benefits and terminations.

FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Concluded)

The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Riders	Monthly	Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.	Unit liquidation from account value

Death Benefit Guarantee (Guaranteed Minimum Death Benefit Charge)	Monthly	Low – $0.01 for each $1,000 of face amount of the policy High – $0.02 for each $1,000 of face amount of the policy	Unit liquidation from account value

Charge for State and Local Tax Expense	At time of premium payment	Varies by state of residence of insured person.	Deducted from premium

Charge for Federal Tax Expenses	At time of premium payment	1.25%	Deducted from premium

Premium Charge	At time of premium payment	Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums	Deducted from premium

Monthly administrative charges	Monthly

Low – $8 per month

High – Depending on face amount, policyholder age at issue and policy year, up to $55 per month. Depending on the policy, may also be a charge per $1,000 of face amount ranging from $0.03 to $0.70

Unit liquidation from account value

Cost of Insurance (COI) and Rating charge	Monthly	Amount varies depending upon specifics of policy. COI based upon amount at risk. Rating Charge based upon face amount of insurance.	Unit liquidation from account value

Surrender, termination or decrease in face amount of policy during the first 10 or 15 years depending on Contract	At time of transaction	The amount of surrender charges if applicable is set forth in your policy.	Unit liquidation from account value

Partial Withdrawal	At time of transaction	$25 (or if less, 2% of the withdrawal), if applicable	Unit liquidation from account value

Increase in policy’s face amount	At time of transaction	$1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable	Unit liquidation from account value

Administrative Surrender Charge	At time of transaction	$2 to $6 per 1,000 depending on issue age which after the third year declines if applicable Depending on the policy, may also be a charge per policy ranging from $450 to $540 which after the third year declines	Unit liquidation from account value

Transfers among investment options	At time of transaction	Low – $25 after 12 transfers if applicable High – $25 per transfer	Unit liquidation from account value

FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2019	Lowest contract charge 0.00% Class IB	$15.11	—	—	—	23.95%
	Highest contract charge 0.60% Class IB	$147.77	—	—	—	23.19%
	All contract charges	—	39	$1,838	4.09%	—
2018	Lowest contract charge 0.00% Class IB	$12.19	—	—	—	(4.24)%
	Highest contract charge 0.60% Class IB	$119.95	—	—	—	(4.83)%
	All contract charges	—	21	$1,204	3.16%	—
2017	Lowest contract charge 0.00% Class IB	$12.73	—	—	—	14.27%
	Highest contract charge 0.60% Class IB	$126.04	—	—	—	13.59%
	All contract charges	—	6	$605	9.59%	—
2016	Lowest contract charge 0.00% Class IB(c)	$11.14	—	—	—	10.08%
	Highest contract charge 0.60% Class IB(c)	$110.96	—	—	—	9.68%
	All contract charges	—	—	$9	9.66%	—

1290 VT DoubleLine Dynamic Allocation
2019	Lowest contract charge 0.00% Class IB	$139.50	—	—	—	18.10%
	Highest contract charge 0.90% Class IB	$131.36	—	—	—	17.03%
	All contract charges	—	144	$13,015	2.12%	—
2018	Lowest contract charge 0.00% Class IB	$118.12	—	—	—	(4.12)%
	Highest contract charge 0.90% Class IB	$112.24	—	—	—	(4.99)%
	All contract charges	—	179	$10,754	1.55%	—
2017	Lowest contract charge 0.00% Class IB	$123.19	—	—	—	9.61%
	Highest contract charge 0.90% Class IB	$118.13	—	—	—	8.64%
	All contract charges	—	258	$12,307	0.61%	—
2016	Lowest contract charge 0.00% Class IB	$112.39	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$108.74	—	—	—	7.63%
	All contract charges	—	190	$9,492	1.68%	—
2015	Lowest contract charge 0.00% Class IB	$103.48	—	—	—	(3.72)%
	Highest contract charge 0.90% Class IB	$101.03	—	—	—	(4.60)%
	All contract charges	—	134	$5,897	1.31%	—

1290 VT DoubleLine Opportunistic Bond
2019	Lowest contract charge 0.00% Class IB	$109.38	—	—	—	8.12%
	Highest contract charge 0.60% Class IB	$107.65	—	—	—	7.47%
	All contract charges	—	64	$1,945	3.84%	—
2018	Lowest contract charge 0.00% Class IB	$101.17	—	—	—	(0.94)%
	Highest contract charge 0.60% Class IB	$100.17	—	—	—	(1.53)%
	All contract charges	—	13	$607	3.81%	—
2017	Lowest contract charge 0.00% Class IB(d)	$102.13	—	—	—	1.58%
	Highest contract charge 0.60% Class IB(d)	$101.73	—	—	—	1.20%
	All contract charges	—	3	$200	3.42%	—

1290 VT Equity Income
2019	Lowest contract charge 0.00% Class IA	$205.79	—	—	—	24.21%
	Highest contract charge 0.90% Class IA	$183.47	—	—	—	23.09%
	All contract charges	—	26	$4,969	2.28%	—

FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Equity Income (Continued)
2018	Lowest contract charge 0.00% Class IA	$165.68	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IA	$149.05	—	—	—	(12.49)%
	All contract charges	—	28	$4,388	2.01%	—
2017	Lowest contract charge 0.00% Class IA	$187.61	—	—	—	15.84%
	Highest contract charge 0.90% Class IA	$170.32	—	—	—	14.80%
	All contract charges	—	32	$5,633	1.70%	—
2016	Lowest contract charge 0.00% Class IA	$161.95	—	—	—	12.98%
	Highest contract charge 0.90% Class IA	$148.36	—	—	—	11.97%
	All contract charges	—	31	$4,827	1.96%	—
2015	Lowest contract charge 0.00% Class IA	$143.34	—	—	—	(1.70)%
	Highest contract charge 0.90% Class IA	$132.50	—	—	—	(2.59)%
	All contract charges	—	33	$4,517	1.55%	—

1290 VT Equity Income
2019	Lowest contract charge 0.00% Class IB	$283.57	—	—	—	24.21%
	Highest contract charge 0.60% Class IB	$188.42	—	—	—	23.47%
	All contract charges	—	66	$17,330	2.28%	—
2018	Lowest contract charge 0.00% Class IB	$228.29	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IB	$152.60	—	—	—	(12.22)%
	All contract charges	—	70	$14,898	2.01%	—
2017	Lowest contract charge 0.00% Class IB	$258.51	—	—	—	15.84%
	Highest contract charge 0.60% Class IB	$173.85	—	—	—	15.15%
	All contract charges	—	71	$17,017	1.70%	—
2016	Lowest contract charge 0.00% Class IB	$223.16	—	—	—	12.99%
	Highest contract charge 0.60% Class IB	$150.98	—	—	—	12.30%
	All contract charges	—	73	$15,213	1.96%	—
2015	Lowest contract charge 0.00% Class IB	$197.51	—	—	—	(1.70)%
	Highest contract charge 0.60% Class IB	$134.44	—	—	—	(2.29)%
	All contract charges	—	79	$14,262	1.55%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	Highest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	All contract charges	—	41	$798	4.12%	—
2018	Lowest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	Highest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	All contract charges	—	29	$712	1.48%	—
2017	Lowest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	Highest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	All contract charges	—	44	$988	0.17%	—
2016	Lowest contract charge 0.00% Class IA	$140.45	—	—	—	7.69%
	Highest contract charge 0.00% Class IA	$140.45	—	—	—	7.69%
	All contract charges	—	18	$746	0.01%	—
2015	Lowest contract charge 0.00% Class IA	$130.42	—	—	—	2.63%
	Highest contract charge 0.00% Class IA	$130.42	—	—	—	2.63%
	All contract charges	—	21	$699	0.00%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.00% Class IB	$197.64	—	—	—	8.62%
	Highest contract charge 0.90% Class IB	$141.27	—	—	—	7.64%
	All contract charges	—	90	$15,281	4.12%	—
2018	Lowest contract charge 0.00% Class IB	$181.95	—	—	—	(4.91)%
	Highest contract charge 0.90% Class IB	$131.24	—	—	—	(5.77)%
	All contract charges	—	91	$14,377	1.48%	—
2017	Lowest contract charge 0.00% Class IB	$191.34	—	—	—	6.18%
	Highest contract charge 0.90% Class IB	$139.27	—	—	—	5.23%
	All contract charges	—	93	$15,203	0.17%	—
2016	Lowest contract charge 0.00% Class IB	$180.20	—	—	—	7.69%
	Highest contract charge 0.90% Class IB	$132.35	—	—	—	6.73%
	All contract charges	—	92	$14,108	0.01%	—

FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions (Continued)
2015	Lowest contract charge 0.00% Class IB	$167.33	—	—	—	2.62%
	Highest contract charge 0.90% Class IB	$124.01	—	—	—	1.70%
	All contract charges	—	96	$13,717	0.00%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	Highest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	All contract charges	—	285	$8,982	0.60%	—
2018	Lowest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	Highest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	All contract charges	—	265	$7,034	0.55%	—
2017	Lowest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	Highest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	All contract charges	—	196	$6,619	0.62%	—
2016	Lowest contract charge 0.00% Class IA	$215.78	—	—	—	23.27%
	Highest contract charge 0.00% Class IA	$215.78	—	—	—	23.27%
	All contract charges	—	177	$6,106	0.51%	—
2015	Lowest contract charge 0.00% Class IA	$175.04	—	—	—	(5.70)%
	Highest contract charge 0.00% Class IA	$175.04	—	—	—	(5.70)%
	All contract charges	—	156	$4,668	0.53%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IB	$458.78	—	—	—	23.35%
	Highest contract charge 0.90% Class IB	$267.16	—	—	—	22.24%
	All contract charges	—	496	$188,147	0.60%	—
2018	Lowest contract charge 0.00% Class IB	$371.93	—	—	—	(15.58)%
	Highest contract charge 0.90% Class IB	$218.55	—	—	—	(16.34)%
	All contract charges	—	511	$155,857	0.55%	—
2017	Lowest contract charge 0.00% Class IB	$440.57	—	—	—	16.10%
	Highest contract charge 0.90% Class IB	$261.25	—	—	—	15.05%
	All contract charges	—	532	$191,106	0.62%	—
2016	Lowest contract charge 0.00% Class IB	$379.49	—	—	—	23.27%
	Highest contract charge 0.90% Class IB	$227.07	—	—	—	22.17%
	All contract charges	—	542	$166,766	0.51%	—
2015	Lowest contract charge 0.00% Class IB	$307.85	—	—	—	(5.70)%
	Highest contract charge 0.90% Class IB	$185.87	—	—	—	(6.55)%
	All contract charges	—	566	$139,280	0.53%	—

1290 VT Low Volatility Global Equity
2019	Lowest contract charge 0.00% Class IB(v)	$106.66	—	—	—	4.12%
	Highest contract charge 0.00% Class IB(v)	$106.66	—	—	—	4.12%
	All contract charges	—	—	—	11.17%	—

1290 VT Natural Resources
2019	Lowest contract charge 0.00% Class IB(v)	$102.67	—	—	—	(1.01)%
	Highest contract charge 0.00% Class IB(v)	$102.67	—	—	—	(1.01)%
	All contract charges	—	—	—	0.00%	—

1290 VT Small Cap Value
2019	Lowest contract charge 0.00% Class IB(v)	$109.04	—	—	—	5.00%
	Highest contract charge 0.00% Class IB(v)	$109.04	—	—	—	5.00%
	All contract charges	—	—	—	0.00%	—

1290 VT SmartBeta Equity
2019	Lowest contract charge 0.00% Class IB	$15.03	—	—	—	26.94%
	Highest contract charge 0.60% Class IB	$147.01	—	—	—	26.17%
	All contract charges	—	139	$3,495	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$11.84	—	—	—	(6.11)%
	Highest contract charge 0.60% Class IB	$116.52	—	—	—	(6.66)%
	All contract charges	—	63	$1,273	1.63%	—

FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT SmartBeta Equity (Continued)
2017	Lowest contract charge 0.00% Class IB	$12.61	—	—	—	21.72%
	Highest contract charge 0.60% Class IB	$124.83	—	—	—	20.99%
	All contract charges	—	21	$598	1.84%	—
2016	Lowest contract charge 0.00% Class IB(c)	$10.36	—	—	—	3.81%
	Highest contract charge 0.60% Class IB(c)	$103.17	—	—	—	3.41%
	All contract charges	—	13	$181	2.62%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	Highest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	All contract charges	—	1	$396	0.88%	—
2018	Lowest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	Highest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	All contract charges	—	1	$273	0.98%	—
2017	Lowest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	Highest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	All contract charges	—	1	$308	1.04%	—
2016	Lowest contract charge 0.00% Class IA	$284.69	—	—	—	9.96%
	Highest contract charge 0.00% Class IA	$284.69	—	—	—	9.96%
	All contract charges	—	1	$201	1.28%	—
2015	Lowest contract charge 0.00% Class IA	$258.91	—	—	—	0.47%
	Highest contract charge 0.00% Class IA	$258.91	—	—	—	0.47%
	All contract charges	—	1	$216	1.07%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IB	$267.51	—	—	—	30.26%
	Highest contract charge 0.90% Class IB	$222.49	—	—	—	29.09%
	All contract charges	—	10	$2,388	0.88%	—
2018	Lowest contract charge 0.00% Class IB	$205.36	—	—	—	(4.37)%
	Highest contract charge 0.90% Class IB	$172.35	—	—	—	(5.23)%
	All contract charges	—	12	$2,364	0.98%	—
2017	Lowest contract charge 0.00% Class IB	$214.75	—	—	—	20.40%
	Highest contract charge 0.90% Class IB	$181.87	—	—	—	19.32%
	All contract charges	—	16	$3,042	1.04%	—
2016	Lowest contract charge 0.00% Class IB	$178.36	—	—	—	9.96%
	Highest contract charge 0.90% Class IB	$152.42	—	—	—	8.96%
	All contract charges	—	14	$2,297	1.28%	—
2015	Lowest contract charge 0.00% Class IB	$162.21	—	—	—	0.48%
	Highest contract charge 0.90% Class IB	$139.88	—	—	—	(0.43)%
	All contract charges	—	11	$1,624	1.07%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 0.00% Class IB	$183.25	—	—	—	19.09%
	Highest contract charge 0.90% Class IB	$167.87	—	—	—	18.02%
	All contract charges	—	268	$35,036	1.73%	—
2018	Lowest contract charge 0.00% Class IB	$153.87	—	—	—	(7.56)%
	Highest contract charge 0.90% Class IB	$142.24	—	—	—	(8.39)%
	All contract charges	—	270	$29,859	1.97%	—
2017	Lowest contract charge 0.00% Class IB	$166.45	—	—	—	15.90%
	Highest contract charge 0.90% Class IB	$155.27	—	—	—	14.85%
	All contract charges	—	251	$28,921	1.62%	—
2016	Lowest contract charge 0.00% Class IB	$143.62	—	—	—	9.57%
	Highest contract charge 0.90% Class IB	$135.19	—	—	—	8.58%
	All contract charges	—	158	$19,692	1.36%	—
2015	Lowest contract charge 0.00% Class IB	$131.08	—	—	—	(3.96)%
	Highest contract charge 0.90% Class IB	$124.51	—	—	—	(4.82)%
	All contract charges	—	136	$17,513	0.84%	—

FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Global Small Capitalization FundSM
2019	Lowest contract charge 0.00% Class 4	$171.78	—	—	—	31.25%
	Highest contract charge 0.90% Class 4	$161.76	—	—	—	30.06%
	All contract charges	—	149	$11,849	0.01%	—
2018	Lowest contract charge 0.00% Class 4	$130.88	—	—	—	(10.81)%
	Highest contract charge 0.90% Class 4	$124.37	—	—	—	(11.61)%
	All contract charges	—	115	$8,267	0.02%	—
2017	Lowest contract charge 0.00% Class 4	$146.74	—	—	—	25.62%
	Highest contract charge 0.90% Class 4	$140.71	—	—	—	24.50%
	All contract charges	—	69	$7,356	0.38%	—
2016	Lowest contract charge 0.00% Class 4	$116.81	—	—	—	1.85%
	Highest contract charge 0.90% Class 4	$113.02	—	—	—	0.93%
	All contract charges	—	47	$4,107	0.11%	—
2015	Lowest contract charge 0.00% Class 4	$114.69	—	—	—	(0.02)%
	Highest contract charge 0.90% Class 4	$111.98	—	—	—	(0.92)%
	All contract charges	—	43	$3,590	0.00%	—

American Funds Insurance Series® New World Fund®
2019	Lowest contract charge 0.00% Class 4	$142.11	—	—	—	28.82%
	Highest contract charge 0.90% Class 4	$133.83	—	—	—	27.66%
	All contract charges	—	581	$31,080	0.84%	—
2018	Lowest contract charge 0.00% Class 4	$110.32	—	—	—	(14.25)%
	Highest contract charge 0.90% Class 4	$104.83	—	—	—	(15.03)%
	All contract charges	—	404	$19,113	0.82%	—
2017	Lowest contract charge 0.00% Class 4	$128.66	—	—	—	29.06%
	Highest contract charge 0.90% Class 4	$123.37	—	—	—	27.90%
	All contract charges	—	222	$12,711	0.87%	—
2016	Lowest contract charge 0.00% Class 4	$99.69	—	—	—	5.05%
	Highest contract charge 0.90% Class 4	$96.46	—	—	—	4.10%
	All contract charges	—	172	$7,858	0.69%	—
2015	Lowest contract charge 0.00% Class 4	$94.90	—	—	—	(3.38)%
	Highest contract charge 0.90% Class 4	$92.66	—	—	—	(4.24)%
	All contract charges	—	139	$6,032	0.57%	—

BlackRock Global Allocation V.I. Fund
2019	Lowest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	Highest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	All contract charges	—	250	$4,841	1.08%	—
2018	Lowest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	Highest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	All contract charges	—	302	$5,434	1.04%	—
2017	Lowest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	Highest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	All contract charges	—	193	$4,268	1.33%	—
2016	Lowest contract charge 0.00% Class III	$135.56	—	—	—	3.81%
	Highest contract charge 0.00% Class III	$135.56	—	—	—	3.81%
	All contract charges	—	171	$4,445	0.69%	—
2015	Lowest contract charge 0.00% Class III	$130.59	—	—	—	(1.00)%
	Highest contract charge 0.00% Class III	$130.59	—	—	—	(1.00)%
	All contract charges	—	203	$9,384	1.08%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.00% Class A	$255.06	—	—	—	6.91%
	Highest contract charge 0.90% Class A	$242.73	—	—	—	5.95%
	All contract charges	—	203	$52,574	2.06%	—
2018	Lowest contract charge 0.00% Class A	$238.57	—	—	—	(0.50)%
	Highest contract charge 0.90% Class A	$229.10	—	—	—	(1.40)%
	All contract charges	—	212	$53,081	2.21%	—

FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Multi-Sector Bond (Continued)
2017	Lowest contract charge 0.00% Class A	$239.78	—	—	—	2.24%
	Highest contract charge 0.90% Class A	$232.36	—	—	—	1.32%
	All contract charges	—	220	$57,442	1.58%	—
2016	Lowest contract charge 0.00% Class A	$234.53	—	—	—	2.93%
	Highest contract charge 0.90% Class A	$229.34	—	—	—	2.01%
	All contract charges	—	252	$66,941	1.97%	—
2015	Lowest contract charge 0.00% Class A	$227.86	—	—	—	(0.64)%
	Highest contract charge 0.90% Class A	$224.83	—	—	—	(1.53)%
	All contract charges	—	265	$70,209	1.52%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.00% Class B	$154.29	—	—	—	6.91%
	Highest contract charge 0.60% Class B	$117.67	—	—	—	6.27%
	All contract charges	—	113	$14,929	2.06%	—
2018	Lowest contract charge 0.00% Class B	$144.32	—	—	—	(0.50)%
	Highest contract charge 0.60% Class B	$110.73	—	—	—	(1.10)%
	All contract charges	—	118	$14,419	2.21%	—
2017	Lowest contract charge 0.00% Class B	$145.05	—	—	—	2.24%
	Highest contract charge 0.60% Class B	$111.96	—	—	—	1.62%
	All contract charges	—	126	$15,563	1.58%	—
2016	Lowest contract charge 0.00% Class B	$141.87	—	—	—	2.93%
	Highest contract charge 0.60% Class B	$110.17	—	—	—	2.31%
	All contract charges	—	132	$15,824	1.97%	—
2015	Lowest contract charge 0.00% Class B	$137.83	—	—	—	(0.64)%
	Highest contract charge 0.60% Class B	$107.68	—	—	—	(1.24)%
	All contract charges	—	136	$15,816	1.52%	—

CharterSM Small Cap Growth
2019	Lowest contract charge 0.00% Class B	$306.19	—	—	—	33.05%
	Highest contract charge 0.90% Class B	$186.28	—	—	—	31.85%
	All contract charges	—	63	$16,764	1.98%	—
2018	Lowest contract charge 0.00% Class B	$230.14	—	—	—	(5.03)%
	Highest contract charge 0.90% Class B	$141.28	—	—	—	(5.89)%
	All contract charges	—	62	$12,512	3.68%	—
2017	Lowest contract charge 0.00% Class B	$242.33	—	—	—	24.36%
	Highest contract charge 0.90% Class B	$150.12	—	—	—	23.24%
	All contract charges	—	62	$13,055	2.72%	—
2016	Lowest contract charge 0.00% Class B	$194.86	—	—	—	9.35%
	Highest contract charge 0.90% Class B	$121.81	—	—	—	8.37%
	All contract charges	—	63	$10,707	0.00%	—
2015	Lowest contract charge 0.00% Class B	$178.20	—	—	—	(6.04)%
	Highest contract charge 0.90% Class B	$112.40	—	—	—	(6.89)%
	All contract charges	—	72	$11,024	0.27%	—

CharterSM Small Cap Value
2019	Lowest contract charge 0.00% Class A	$365.23	—	—	—	24.64%
	Highest contract charge 0.60% Class A	$331.22	—	—	—	23.89%
	All contract charges	—	35	$12,775	0.46%	—
2018	Lowest contract charge 0.00% Class A	$293.02	—	—	—	(12.98)%
	Highest contract charge 0.60% Class A	$267.34	—	—	—	(13.51)%
	All contract charges	—	37	$10,770	1.15%	—
2017	Lowest contract charge 0.00% Class A	$336.73	—	—	—	11.29%
	Highest contract charge 0.60% Class A	$309.09	—	—	—	10.63%
	All contract charges	—	43	$14,136	1.45%	—
2016	Lowest contract charge 0.00% Class A	$302.56	—	—	—	25.23%
	Highest contract charge 0.60% Class A	$279.39	—	—	—	24.48%
	All contract charges	—	46	$13,586	1.36%	—
2015	Lowest contract charge 0.00% Class A	$241.60	—	—	—	(13.13)%
	Highest contract charge 0.60% Class A	$224.44	—	—	—	(13.65)%
	All contract charges	—	48	$11,523	0.52%	—

FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Small Cap Value
2019	Lowest contract charge 0.00% Class B	$383.11	—	—	—	24.64%
	Highest contract charge 0.90% Class B	$317.95	—	—	—	23.52%
	All contract charges	—	45	$15,990	0.46%	—
2018	Lowest contract charge 0.00% Class B	$307.37	—	—	—	(12.98)%
	Highest contract charge 0.90% Class B	$257.41	—	—	—	(13.77)%
	All contract charges	—	48	$13,628	1.15%	—
2017	Lowest contract charge 0.00% Class B	$353.23	—	—	—	11.30%
	Highest contract charge 0.90% Class B	$298.52	—	—	—	10.30%
	All contract charges	—	51	$16,788	1.45%	—
2016	Lowest contract charge 0.00% Class B	$317.38	—	—	—	25.23%
	Highest contract charge 0.90% Class B	$270.65	—	—	—	24.11%
	All contract charges	—	55	$16,433	1.36%	—
2015	Lowest contract charge 0.00% Class B	$253.43	—	—	—	(13.13)%
	Highest contract charge 0.90% Class B	$218.07	—	—	—	(13.92)%
	All contract charges	—	61	$14,517	0.52%	—

ClearBridge Variable Mid Cap Portfolio
2019	Lowest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	Highest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	All contract charges	—	73	$1,067	0.42%	—
2018	Lowest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	Highest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	All contract charges	—	56	$618	0.25%	—
2017	Lowest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	Highest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	All contract charges	—	25	$314	0.47%	—
2016	Lowest contract charge 0.00% Class II(c)	$11.28	—	—	—	12.91%
	Highest contract charge 0.00% Class II(c)	$11.28	—	—	—	12.91%
	All contract charges	—	—	$5	1.01%	—

EQ/400 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$239.80	—	—	—	24.93%
	Highest contract charge 0.90% Class IB	$219.68	—	—	—	23.81%
	All contract charges	—	24	$5,507	0.98%	—
2018	Lowest contract charge 0.00% Class IB	$191.95	—	—	—	(12.27)%
	Highest contract charge 0.90% Class IB	$177.44	—	—	—	(13.06)%
	All contract charges	—	23	$4,405	0.93%	—
2017	Lowest contract charge 0.00% Class IB	$218.79	—	—	—	15.23%
	Highest contract charge 0.90% Class IB	$204.10	—	—	—	14.19%
	All contract charges	—	25	$5,413	0.80%	—
2016	Lowest contract charge 0.00% Class IB	$189.88	—	—	—	19.68%
	Highest contract charge 0.90% Class IB	$178.74	—	—	—	18.61%
	All contract charges	—	23	$4,246	0.87%	—
2015	Lowest contract charge 0.00% Class IB	$158.65	—	—	—	(3.11)%
	Highest contract charge 0.90% Class IB	$150.69	—	—	—	(3.98)%
	All contract charges	—	20	$3,160	0.54%	—

EQ/500 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$278.21	—	—	—	29.90%
	Highest contract charge 0.90% Class IB	$254.87	—	—	—	28.74%
	All contract charges	—	60	$16,256	1.68%	—
2018	Lowest contract charge 0.00% Class IB	$214.17	—	—	—	(6.06)%
	Highest contract charge 0.90% Class IB	$197.98	—	—	—	(6.91)%
	All contract charges	—	49	$10,225	1.16%	—
2017	Lowest contract charge 0.00% Class IB	$227.98	—	—	—	20.75%
	Highest contract charge 0.90% Class IB	$212.68	—	—	—	19.67%
	All contract charges	—	43	$9,743	1.24%	—

FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/500 Managed Volatility (Continued)
2016	Lowest contract charge 0.00% Class IB	$188.80	—	—	—	11.03%
	Highest contract charge 0.90% Class IB	$177.72	—	—	—	10.03%
	All contract charges	—	37	$6,887	1.27%	—
2015	Lowest contract charge 0.00% Class IB	$170.05	—	—	—	0.37%
	Highest contract charge 0.90% Class IB	$161.52	—	—	—	(0.54)%
	All contract charges	—	34	$5,680	0.91%	—

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$222.87	—	—	—	24.45%
	Highest contract charge 0.90% Class IB	$204.17	—	—	—	23.32%
	All contract charges	—	28	$5,977	0.99%	—
2018	Lowest contract charge 0.00% Class IB	$179.09	—	—	—	(11.92)%
	Highest contract charge 0.90% Class IB	$165.56	—	—	—	(12.71)%
	All contract charges	—	24	$4,137	0.77%	—
2017	Lowest contract charge 0.00% Class IB	$203.32	—	—	—	13.85%
	Highest contract charge 0.90% Class IB	$189.67	—	—	—	12.84%
	All contract charges	—	23	$4,480	0.78%	—
2016	Lowest contract charge 0.00% Class IB	$178.58	—	—	—	20.53%
	Highest contract charge 0.90% Class IB	$168.09	—	—	—	19.44%
	All contract charges	—	18	$3,289	0.82%	—
2015	Lowest contract charge 0.00% Class IB	$148.16	—	—	—	(5.10)%
	Highest contract charge 0.90% Class IB	$140.73	—	—	—	(5.95)%
	All contract charges	—	15	$2,284	0.39%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.00% Class IA	$650.40	—	—	—	27.80%
	Highest contract charge 0.90% Class IA	$529.86	—	—	—	26.65%
	All contract charges	—	378	$143,573	0.16%	—
2018	Lowest contract charge 0.00% Class IA	$508.91	—	—	—	(7.88)%
	Highest contract charge 0.90% Class IA	$418.36	—	—	—	(8.71)%
	All contract charges	—	394	$123,432	0.12%	—
2017	Lowest contract charge 0.00% Class IA	$552.43	—	—	—	22.67%
	Highest contract charge 0.90% Class IA	$458.28	—	—	—	21.57%
	All contract charges	—	358	$142,467	0.27%	—
2016	Lowest contract charge 0.00% Class IA	$450.34	—	—	—	12.58%
	Highest contract charge 0.90% Class IA	$376.97	—	—	—	11.57%
	All contract charges	—	377	$130,425	0.36%	—
2015	Lowest contract charge 0.00% Class IA	$400.02	—	—	—	(2.91)%
	Highest contract charge 0.90% Class IA	$337.88	—	—	—	(3.78)%
	All contract charges	—	399	$126,365	0.05%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.00% Class IB	$533.87	—	—	—	27.80%
	Highest contract charge 0.60% Class IB	$420.52	—	—	—	27.04%
	All contract charges	—	172	$76,362	0.16%	—
2018	Lowest contract charge 0.00% Class IB	$417.73	—	—	—	(7.88)%
	Highest contract charge 0.60% Class IB	$331.02	—	—	—	(8.43)%
	All contract charges	—	182	$62,991	0.12%	—
2017	Lowest contract charge 0.00% Class IB	$453.45	—	—	—	22.67%
	Highest contract charge 0.60% Class IB	$361.51	—	—	—	21.93%
	All contract charges	—	189	$71,440	0.27%	—
2016	Lowest contract charge 0.00% Class IB	$369.65	—	—	—	12.58%
	Highest contract charge 0.60% Class IB	$296.48	—	—	—	11.90%
	All contract charges	—	204	$62,757	0.36%	—
2015	Lowest contract charge 0.00% Class IB	$328.35	—	—	—	(2.91)%
	Highest contract charge 0.60% Class IB	$264.94	—	—	—	(3.49)%
	All contract charges	—	221	$60,376	0.05%	—

FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Allocation
2019	Lowest contract charge 0.00% Class A	$299.21	—	—	—	24.49%
	Highest contract charge 0.90% Class A	$258.33	—	—	—	23.37%
	All contract charges	—	297	$64,898	1.56%	—
2018	Lowest contract charge 0.00% Class A	$240.35	—	—	—	(8.72)%
	Highest contract charge 0.90% Class A	$209.40	—	—	—	(9.54)%
	All contract charges	—	310	$56,672	1.56%	—
2017	Lowest contract charge 0.00% Class A	$263.30	—	—	—	19.10%
	Highest contract charge 0.90% Class A	$231.49	—	—	—	18.03%
	All contract charges	—	302	$63,917	1.51%	—
2016	Lowest contract charge 0.00% Class A	$221.08	—	—	—	8.79%
	Highest contract charge 0.90% Class A	$196.13	—	—	—	7.81%
	All contract charges	—	306	$56,824	0.94%	—
2015	Lowest contract charge 0.00% Class A	$203.22	—	—	—	(1.75)%
	Highest contract charge 0.90% Class A	$181.92	—	—	—	(2.64)%
	All contract charges	—	344	$57,423	0.95%	—

EQ/Aggressive Allocation
2019	Lowest contract charge 0.00% Class B	$293.12	—	—	—	24.49%
	Highest contract charge 0.60% Class B	$265.81	—	—	—	23.74%
	All contract charges	—	327	$94,755	1.56%	—
2018	Lowest contract charge 0.00% Class B	$235.46	—	—	—	(8.72)%
	Highest contract charge 0.60% Class B	$214.81	—	—	—	(9.27)%
	All contract charges	—	340	$79,240	1.56%	—
2017	Lowest contract charge 0.00% Class B	$257.94	—	—	—	19.10%
	Highest contract charge 0.60% Class B	$236.75	—	—	—	18.39%
	All contract charges	—	362	$92,369	1.51%	—
2016	Lowest contract charge 0.00% Class B	$216.58	—	—	—	8.78%
	Highest contract charge 0.60% Class B	$199.98	—	—	—	8.13%
	All contract charges	—	373	$79,996	0.94%	—
2015	Lowest contract charge 0.00% Class B	$199.09	—	—	—	(1.75)%
	Highest contract charge 0.60% Class B	$184.94	—	—	—	(2.34)%
	All contract charges	—	392	$77,349	0.95%	—

EQ/American Century Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$28.02	—	—	—	28.83%
	Highest contract charge 0.90% Class IB	$256.65	—	—	—	27.65%
	All contract charges	—	471	$60,979	1.85%	—
2018	Lowest contract charge 0.00% Class IB(e)(f)	$21.75	—	—	—	(9.38)%
	Highest contract charge 0.90% Class IB(e)(f)	$201.05	—	—	—	(9.54)%
	All contract charges	—	443	$48,111	0.57%	—

EQ/Balanced Strategy
2019	Lowest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	Highest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	All contract charges	—	250	$45,138	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	Highest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	All contract charges	—	246	$38,340	1.27%	—
2017	Lowest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	Highest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	All contract charges	—	225	$36,558	1.43%	—
2016	Lowest contract charge 0.00% Class IB	$148.21	—	—	—	5.98%
	Highest contract charge 0.00% Class IB	$148.21	—	—	—	5.98%
	All contract charges	—	188	$27,793	0.89%	—
2015	Lowest contract charge 0.00% Class IB	$139.85	—	—	—	(0.64)%
	Highest contract charge 0.00% Class IB	$139.85	—	—	—	(0.64)%
	All contract charges	—	173	$24,207	1.09%	—

FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.00% Class IA	$444.81	—	—	—	23.43%
	Highest contract charge 0.60% Class IA	$403.40	—	—	—	22.69%
	All contract charges	—	247	$40,507	1.92%	—
2018	Lowest contract charge 0.00% Class IA	$360.36	—	—	—	(8.02)%
	Highest contract charge 0.60% Class IA	$328.79	—	—	—	(8.57)%
	All contract charges	—	244	$35,722	1.60%	—
2017	Lowest contract charge 0.00% Class IA	$391.76	—	—	—	8.11%
	Highest contract charge 0.60% Class IA	$359.60	—	—	—	7.46%
	All contract charges	—	247	$41,840	1.40%	—
2016	Lowest contract charge 0.00% Class IA	$362.37	—	—	—	17.96%
	Highest contract charge 0.60% Class IA	$334.63	—	—	—	17.26%
	All contract charges	—	246	$40,079	1.49%	—
2015	Lowest contract charge 0.00% Class IA	$307.19	—	—	—	(6.15)%
	Highest contract charge 0.60% Class IA	$285.38	—	—	—	(6.71)%
	All contract charges	—	242	$36,247	1.28%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.00% Class IB	$585.44	—	—	—	23.44%
	Highest contract charge 0.90% Class IB	$476.96	—	—	—	22.32%
	All contract charges	—	321	$167,995	1.92%	—
2018	Lowest contract charge 0.00% Class IB	$474.29	—	—	—	(8.01)%
	Highest contract charge 0.90% Class IB	$389.92	—	—	—	(8.85)%
	All contract charges	—	347	$147,522	1.60%	—
2017	Lowest contract charge 0.00% Class IB	$515.61	—	—	—	8.11%
	Highest contract charge 0.90% Class IB	$427.76	—	—	—	7.14%
	All contract charges	—	369	$170,709	1.40%	—
2016	Lowest contract charge 0.00% Class IB	$476.93	—	—	—	17.96%
	Highest contract charge 0.90% Class IB	$399.26	—	—	—	16.91%
	All contract charges	—	400	$171,810	1.49%	—
2015	Lowest contract charge 0.00% Class IB	$404.30	—	—	—	(6.15)%
	Highest contract charge 0.90% Class IB	$341.52	—	—	—	(6.99)%
	All contract charges	—	436	$158,529	1.28%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.00% Class IA	$560.70	—	—	—	32.88%
	Highest contract charge 0.60% Class IA	$347.26	—	—	—	32.08%
	All contract charges	—	61	$16,612	0.54%	—
2018	Lowest contract charge 0.00% Class IA	$421.95	—	—	—	(4.84)%
	Highest contract charge 0.60% Class IA	$262.91	—	—	—	(5.41)%
	All contract charges	—	70	$15,092	0.57%	—
2017	Lowest contract charge 0.00% Class IA	$443.41	—	—	—	25.44%
	Highest contract charge 0.60% Class IA	$277.95	—	—	—	24.69%
	All contract charges	—	62	$16,329	0.78%	—
2016	Lowest contract charge 0.00% Class IA	$353.49	—	—	—	8.42%
	Highest contract charge 0.60% Class IA	$222.92	—	—	—	7.77%
	All contract charges	—	60	$13,834	0.87%	—
2015	Lowest contract charge 0.00% Class IA	$326.03	—	—	—	1.91%
	Highest contract charge 0.60% Class IA	$206.84	—	—	—	1.30%
	All contract charges	—	62	$14,705	0.59%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.00% Class IB	$425.90	—	—	—	32.88%
	Highest contract charge 0.90% Class IB	$354.37	—	—	—	31.69%
	All contract charges	—	287	$109,329	0.54%	—
2018	Lowest contract charge 0.00% Class IB	$320.51	—	—	—	(4.84)%
	Highest contract charge 0.90% Class IB	$269.10	—	—	—	(5.70)%
	All contract charges	—	337	$96,993	0.57%	—

FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Capital Guardian Research (Continued)
2017	Lowest contract charge 0.00% Class IB	$336.81	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$285.37	—	—	—	24.31%
	All contract charges	—	358	$108,933	0.78%	—
2016	Lowest contract charge 0.00% Class IB	$268.51	—	—	—	8.42%
	Highest contract charge 0.90% Class IB	$229.56	—	—	—	7.45%
	All contract charges	—	377	$92,101	0.87%	—
2015	Lowest contract charge 0.00% Class IB	$247.65	—	—	—	1.91%
	Highest contract charge 0.90% Class IB	$213.65	—	—	—	1.00%
	All contract charges	—	417	$94,238	0.59%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	Highest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	All contract charges	—	87	$13,827	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	Highest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	All contract charges	—	96	$11,281	0.17%	—
2017	Lowest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	Highest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	All contract charges	—	99	$12,081	0.08%	—
2016	Lowest contract charge 0.00% Class IA	$376.24	—	—	—	0.88%
	Highest contract charge 0.00% Class IA	$376.24	—	—	—	0.88%
	All contract charges	—	120	$10,833	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$372.96	—	—	—	1.27%
	Highest contract charge 0.00% Class IA	$372.96	—	—	—	1.27%
	All contract charges	—	124	$11,612	0.00%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.00% Class IB	$355.63	—	—	—	32.00%
	Highest contract charge 0.90% Class IB	$295.90	—	—	—	30.81%
	All contract charges	—	247	$81,168	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$269.42	—	—	—	(0.35)%
	Highest contract charge 0.90% Class IB	$226.20	—	—	—	(1.25)%
	All contract charges	—	263	$65,342	0.17%	—
2017	Lowest contract charge 0.00% Class IB	$270.36	—	—	—	25.59%
	Highest contract charge 0.90% Class IB	$229.06	—	—	—	24.46%
	All contract charges	—	276	$69,313	0.08%	—
2016	Lowest contract charge 0.00% Class IB	$215.27	—	—	—	0.88%
	Highest contract charge 0.90% Class IB	$184.04	—	—	—	(0.02)%
	All contract charges	—	310	$62,282	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$213.39	—	—	—	1.27%
	Highest contract charge 0.90% Class IB	$184.08	—	—	—	0.35%
	All contract charges	—	364	$72,486	0.00%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.00% Class IA	$882.60	—	—	—	30.23%
	Highest contract charge 0.90% Class IA	$882.13	—	—	—	29.06%
	All contract charges	—	1,159	$1,522,368	1.43%	—
2018	Lowest contract charge 0.00% Class IA	$677.71	—	—	—	(5.80)%
	Highest contract charge 0.90% Class IA	$683.50	—	—	—	(6.65)%
	All contract charges	—	1,222	$1,276,167	1.30%	—
2017	Lowest contract charge 0.00% Class IA	$719.43	—	—	—	20.47%
	Highest contract charge 0.90% Class IA	$732.21	—	—	—	19.39%
	All contract charges	—	1,320	$1,495,123	1.30%	—
2016	Lowest contract charge 0.00% Class IA	$597.19	—	—	—	11.69%
	Highest contract charge 0.90% Class IA	$613.30	—	—	—	10.69%
	All contract charges	—	1,384	$1,360,428	1.55%	—
2015	Lowest contract charge 0.00% Class IA	$534.69	—	—	—	(0.05)%
	Highest contract charge 0.90% Class IA	$554.08	—	—	—	(0.95)%
	All contract charges	—	1,448	$1,330,558	1.37%	—

FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index
2019	Lowest contract charge 0.00% Class IB	$275.63	—	—	—	30.24%
	Highest contract charge 0.60% Class IB	$293.39	—	—	—	29.45%
	All contract charges	—	908	$260,644	1.43%	—
2018	Lowest contract charge 0.00% Class IB	$211.64	—	—	—	(5.80)%
	Highest contract charge 0.60% Class IB	$226.64	—	—	—	(6.37)%
	All contract charges	—	926	$205,339	1.30%	—
2017	Lowest contract charge 0.00% Class IB	$224.67	—	—	—	20.47%
	Highest contract charge 0.60% Class IB	$242.06	—	—	—	19.75%
	All contract charges	—	951	$225,386	1.30%	—
2016	Lowest contract charge 0.00% Class IB	$186.50	—	—	—	11.69%
	Highest contract charge 0.60% Class IB	$202.14	—	—	—	11.02%
	All contract charges	—	981	$194,128	1.55%	—
2015	Lowest contract charge 0.00% Class IB	$166.98	—	—	—	(0.05)%
	Highest contract charge 0.60% Class IB	$182.07	—	—	—	(0.65)%
	All contract charges	—	1,016	$181,517	1.37%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.00% Class A	$177.26	—	—	—	9.24%
	Highest contract charge 0.90% Class A	$153.05	—	—	—	8.25%
	All contract charges	—	246	$19,283	1.67%	—
2018	Lowest contract charge 0.00% Class A	$162.27	—	—	—	(1.57)%
	Highest contract charge 0.90% Class A	$141.38	—	—	—	(2.45)%
	All contract charges	—	256	$19,839	1.52%	—
2017	Lowest contract charge 0.00% Class A	$164.85	—	—	—	4.95%
	Highest contract charge 0.90% Class A	$144.93	—	—	—	4.00%
	All contract charges	—	253	$21,414	1.07%	—
2016	Lowest contract charge 0.00% Class A	$157.07	—	—	—	2.92%
	Highest contract charge 0.90% Class A	$139.35	—	—	—	2.01%
	All contract charges	—	270	$22,880	0.94%	—
2015	Lowest contract charge 0.00% Class A	$152.61	—	—	—	(0.24)%
	Highest contract charge 0.90% Class A	$136.61	—	—	—	(1.14)%
	All contract charges	—	284	$24,201	0.79%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.00% Class B	$173.64	—	—	—	9.24%
	Highest contract charge 0.60% Class B	$157.47	—	—	—	8.59%
	All contract charges	—	51	$8,616	1.67%	—
2018	Lowest contract charge 0.00% Class B	$158.96	—	—	—	(1.56)%
	Highest contract charge 0.60% Class B	$145.02	—	—	—	(2.16)%
	All contract charges	—	47	$7,355	1.52%	—
2017	Lowest contract charge 0.00% Class B	$161.48	—	—	—	4.95%
	Highest contract charge 0.60% Class B	$148.22	—	—	—	4.32%
	All contract charges	—	46	$7,209	1.07%	—
2016	Lowest contract charge 0.00% Class B	$153.87	—	—	—	2.92%
	Highest contract charge 0.60% Class B	$142.08	—	—	—	2.31%
	All contract charges	—	58	$8,706	0.94%	—
2015	Lowest contract charge 0.00% Class B	$149.50	—	—	—	(0.24)%
	Highest contract charge 0.60% Class B	$138.87	—	—	—	(0.84)%
	All contract charges	—	61	$8,855	0.79%	—

EQ/Conservative Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	Highest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	All contract charges	—	49	$8,070	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	Highest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	All contract charges	—	48	$7,082	1.21%	—

FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	Highest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	All contract charges	—	49	$7,439	1.29%	—
2016	Lowest contract charge 0.00% Class IB	$140.38	—	—	—	4.96%
	Highest contract charge 0.00% Class IB	$140.38	—	—	—	4.96%
	All contract charges	—	44	$6,162	0.90%	—
2015	Lowest contract charge 0.00% Class IB	$133.74	—	—	—	(0.46)%
	Highest contract charge 0.00% Class IB	$133.74	—	—	—	(0.46)%
	All contract charges	—	41	$5,539	0.95%	—

EQ/Conservative Strategy
2019	Lowest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	Highest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	All contract charges	—	22	$3,022	1.46%	—
2018	Lowest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	Highest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	All contract charges	—	23	$2,969	1.31%	—
2017	Lowest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	Highest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	All contract charges	—	20	$2,656	1.02%	—
2016	Lowest contract charge 0.00% Class IB	$125.12	—	—	—	2.83%
	Highest contract charge 0.00% Class IB	$125.12	—	—	—	2.83%
	All contract charges	—	22	$2,805	0.85%	—
2015	Lowest contract charge 0.00% Class IB	$121.68	—	—	—	(0.17)%
	Highest contract charge 0.00% Class IB	$121.68	—	—	—	(0.17)%
	All contract charges	—	20	$2,427	0.94%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.00% Class A	$205.49	—	—	—	13.48%
	Highest contract charge 0.90% Class A	$177.42	—	—	—	12.46%
	All contract charges	—	266	$18,021	1.58%	—
2018	Lowest contract charge 0.00% Class A	$181.08	—	—	—	(3.64)%
	Highest contract charge 0.90% Class A	$157.76	—	—	—	(4.52)%
	All contract charges	—	209	$16,289	1.47%	—
2017	Lowest contract charge 0.00% Class A	$187.93	—	—	—	8.83%
	Highest contract charge 0.90% Class A	$165.22	—	—	—	7.84%
	All contract charges	—	174	$17,822	1.21%	—
2016	Lowest contract charge 0.00% Class A	$172.69	—	—	—	4.73%
	Highest contract charge 0.90% Class A	$153.21	—	—	—	3.79%
	All contract charges	—	148	$17,374	0.90%	—
2015	Lowest contract charge 0.00% Class A	$164.89	—	—	—	(0.66)%
	Highest contract charge 0.90% Class A	$147.61	—	—	—	(1.55)%
	All contract charges	—	164	$17,659	0.82%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.00% Class B	$201.31	—	—	—	13.48%
	Highest contract charge 0.60% Class B	$182.56	—	—	—	12.80%
	All contract charges	—	74	$14,620	1.58%	—
2018	Lowest contract charge 0.00% Class B	$177.40	—	—	—	(3.64)%
	Highest contract charge 0.60% Class B	$161.84	—	—	—	(4.23)%
	All contract charges	—	77	$13,374	1.47%	—
2017	Lowest contract charge 0.00% Class B	$184.11	—	—	—	8.82%
	Highest contract charge 0.60% Class B	$168.98	—	—	—	8.17%
	All contract charges	—	82	$14,766	1.21%	—
2016	Lowest contract charge 0.00% Class B	$169.18	—	—	—	4.73%
	Highest contract charge 0.60% Class B	$156.22	—	—	—	4.11%
	All contract charges	—	87	$14,529	0.90%	—
2015	Lowest contract charge 0.00% Class B	$161.54	—	—	—	(0.65)%
	Highest contract charge 0.60% Class B	$150.06	—	—	—	(1.24)%
	All contract charges	—	90	$14,346	0.82%	—

FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Bond Index
2019	Lowest contract charge 0.00% Class IA	$146.29	—	—	—	6.26%
	Highest contract charge 0.90% Class IA	$129.85	—	—	—	5.30%
	All contract charges	—	164	$25,238	2.27%	—
2018	Lowest contract charge 0.00% Class IA	$137.67	—	—	—	0.25%
	Highest contract charge 0.90% Class IA	$123.31	—	—	—	(0.66)%
	All contract charges	—	176	$25,499	1.91%	—
2017	Lowest contract charge 0.00% Class IA	$137.33	—	—	—	1.46%
	Highest contract charge 0.90% Class IA	$124.13	—	—	—	0.55%
	All contract charges	—	182	$26,157	1.39%	—
2016	Lowest contract charge 0.00% Class IA	$135.35	—	—	—	1.38%
	Highest contract charge 0.90% Class IA	$123.45	—	—	—	0.47%
	All contract charges	—	200	$28,475	1.50%	—
2015	Lowest contract charge 0.00% Class IA	$133.51	—	—	—	0.44%
	Highest contract charge 0.90% Class IA	$122.87	—	—	—	(0.47)%
	All contract charges	—	207	$29,322	1.49%	—

EQ/Core Bond Index
2019	Lowest contract charge 0.00% Class IB	$152.00	—	—	—	6.26%
	Highest contract charge 0.60% Class IB	$167.23	—	—	—	5.63%
	All contract charges	—	338	$54,929	2.27%	—
2018	Lowest contract charge 0.00% Class IB	$143.04	—	—	—	0.25%
	Highest contract charge 0.60% Class IB	$158.32	—	—	—	(0.36)%
	All contract charges	—	162	$24,073	1.91%	—
2017	Lowest contract charge 0.00% Class IB	$142.69	—	—	—	1.46%
	Highest contract charge 0.60% Class IB	$158.89	—	—	—	0.86%
	All contract charges	—	172	$25,594	1.39%	—
2016	Lowest contract charge 0.00% Class IB	$140.63	—	—	—	1.38%
	Highest contract charge 0.60% Class IB	$157.54	—	—	—	0.77%
	All contract charges	—	165	$24,392	1.50%	—
2015	Lowest contract charge 0.00% Class IB	$138.72	—	—	—	0.44%
	Highest contract charge 0.60% Class IB	$156.34	—	—	—	(0.17)%
	All contract charges	—	157	$23,116	1.49%	—

EQ/Emerging Markets Equity PLUS
2019	Lowest contract charge 0.00% Class IB(v)	$112.00	—	—	—	6.28%
	Highest contract charge 0.00% Class IB(v)	$112.00	—	—	—	6.28%
	All contract charges	—	—	—	3.16%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.00% Class IA	$1,016.61	—	—	—	30.68%
	Highest contract charge 0.90% Class IA	$813.31	—	—	—	29.51%
	All contract charges	—	1,675	$675,268	1.61%	—
2018	Lowest contract charge 0.00% Class IA	$777.94	—	—	—	(4.93)%
	Highest contract charge 0.90% Class IA	$628.01	—	—	—	(5.80)%
	All contract charges	—	1,470	$538,073	1.45%	—
2017	Lowest contract charge 0.00% Class IA	$818.32	—	—	—	21.04%
	Highest contract charge 0.90% Class IA	$666.65	—	—	—	19.96%
	All contract charges	—	1,393	$602,506	1.45%	—
2016	Lowest contract charge 0.00% Class IA	$676.05	—	—	—	11.24%
	Highest contract charge 0.90% Class IA	$555.73	—	—	—	10.24%
	All contract charges	—	1,292	$542,718	1.66%	—
2015	Lowest contract charge 0.00% Class IA	$607.76	—	—	—	0.80%
	Highest contract charge 0.90% Class IA	$504.12	—	—	—	(0.11)%
	All contract charges	—	1,399	$519,057	1.61%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.00% Class IB	$307.67	—	—	—	30.68%
	Highest contract charge 0.60% Class IB	$280.82	—	—	—	29.90%
	All contract charges	—	1,214	$362,294	1.61%	—

FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2018	Lowest contract charge 0.00% Class IB	$235.43	—	—	—	(4.94)%
	Highest contract charge 0.60% Class IB	$216.18	—	—	—	(5.51)%
	All contract charges	—	1,158	$264,177	1.45%	—
2017	Lowest contract charge 0.00% Class IB	$247.66	—	—	—	21.04%
	Highest contract charge 0.60% Class IB	$228.79	—	—	—	20.32%
	All contract charges	—	1,137	$272,641	1.45%	—
2016	Lowest contract charge 0.00% Class IB	$204.61	—	—	—	11.23%
	Highest contract charge 0.60% Class IB	$190.15	—	—	—	10.56%
	All contract charges	—	1,100	$217,785	1.66%	—
2015	Lowest contract charge 0.00% Class IB	$183.95	—	—	—	0.79%
	Highest contract charge 0.60% Class IB	$171.99	—	—	—	0.19%
	All contract charges	—	1,073	$191,053	1.61%	—

EQ/Fidelity Institutional AM® Large Cap
2019	Lowest contract charge 0.00% Class IB	$41.99	—	—	—	31.05%
	Highest contract charge 0.90% Class IB	$254.45	—	—	—	29.89%
	All contract charges	—	536	$111,733	0.96%	—
2018	Lowest contract charge 0.00% Class IB(e)(g)	$32.04	—	—	—	(11.05)%
	Highest contract charge 0.90% Class IB(e)(g)	$195.89	—	—	—	(11.22)%
	All contract charges	—	589	$93,723	0.25%	—

EQ/Franklin Rising Dividends
2019	Lowest contract charge 0.00% Class IB	$301.65	—	—	—	29.76%
	Highest contract charge 0.90% Class IB	$276.35	—	—	—	28.60%
	All contract charges	—	223	$65,531	1.10%	—
2018	Lowest contract charge 0.00% Class IB(e)(h)	$232.46	—	—	—	(7.28)%
	Highest contract charge 0.90% Class IB(e)(h)	$214.89	—	—	—	(7.44)%
	All contract charges	—	229	$52,109	0.29%	—

EQ/Franklin Strategic Income
2019	Lowest contract charge 0.00% Class IB	$148.04	—	—	—	8.73%
	Highest contract charge 0.90% Class IB	$135.62	—	—	—	7.75%
	All contract charges	—	253	$36,793	4.04%	—
2018	Lowest contract charge 0.00% Class IB(e)(i)	$136.15	—	—	—	(1.14)%
	Highest contract charge 0.90% Class IB(e)(i)	$125.86	—	—	—	(1.32)%
	All contract charges	—	250	$33,498	0.70%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.00% Class IA	$151.03	—	—	—	6.21%
	Highest contract charge 0.90% Class IA	$126.10	—	—	—	5.25%
	All contract charges	—	108	$7,493	0.81%	—
2018	Lowest contract charge 0.00% Class IA	$142.20	—	—	—	(1.63)%
	Highest contract charge 0.90% Class IA	$119.81	—	—	—	(2.51)%
	All contract charges	—	104	$7,532	1.35%	—
2017	Lowest contract charge 0.00% Class IA	$144.55	—	—	—	4.65%
	Highest contract charge 0.90% Class IA	$122.90	—	—	—	3.71%
	All contract charges	—	99	$7,953	0.04%	—
2016	Lowest contract charge 0.00% Class IA	$138.13	—	—	—	0.68%
	Highest contract charge 0.90% Class IA	$118.50	—	—	—	(0.23)%
	All contract charges	—	99	$8,311	1.92%	—
2015	Lowest contract charge 0.00% Class IA	$137.20	—	—	—	(3.80)%
	Highest contract charge 0.90% Class IA	$118.77	—	—	—	(4.66)%
	All contract charges	—	93	$8,563	0.04%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.00% Class IB	$143.93	—	—	—	6.21%
	Highest contract charge 0.60% Class IB	$129.49	—	—	—	5.57%
	All contract charges	—	67	$9,498	0.81%	—
2018	Lowest contract charge 0.00% Class IB	$135.52	—	—	—	(1.63)%
	Highest contract charge 0.60% Class IB	$122.66	—	—	—	(2.22)%
	All contract charges	—	69	$9,105	1.35%	—

FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Bond PLUS (Continued)
2017	Lowest contract charge 0.00% Class IB	$137.76	—	—	—	4.65%
	Highest contract charge 0.60% Class IB	$125.44	—	—	—	4.02%
	All contract charges	—	68	$9,131	0.04%	—
2016	Lowest contract charge 0.00% Class IB	$131.64	—	—	—	0.68%
	Highest contract charge 0.60% Class IB	$120.59	—	—	—	0.07%
	All contract charges	—	69	$8,747	1.92%	—
2015	Lowest contract charge 0.00% Class IB	$130.75	—	—	—	(3.80)%
	Highest contract charge 0.60% Class IB	$120.50	—	—	—	(4.38)%
	All contract charges	—	66	$8,457	0.04%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	Highest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	All contract charges	—	77	$30,636	1.34%	—
2018	Lowest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	Highest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	All contract charges	—	77	$26,261	1.02%	—
2017	Lowest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	Highest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	All contract charges	—	67	$31,741	1.07%	—
2016	Lowest contract charge 0.00% Class IA	$521.38	—	—	—	4.48%
	Highest contract charge 0.00% Class IA	$521.38	—	—	—	4.48%
	All contract charges	—	68	$27,405	0.91%	—
2015	Lowest contract charge 0.00% Class IA	$499.04	—	—	—	(1.73)%
	Highest contract charge 0.00% Class IA	$499.04	—	—	—	(1.73)%
	All contract charges	—	74	$28,446	0.88%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$387.83	—	—	—	25.27%
	Highest contract charge 0.90% Class IB	$316.83	—	—	—	24.14%
	All contract charges	—	305	$108,639	1.34%	—
2018	Lowest contract charge 0.00% Class IB	$309.60	—	—	—	(12.16)%
	Highest contract charge 0.90% Class IB	$255.21	—	—	—	(12.96)%
	All contract charges	—	329	$93,820	1.02%	—
2017	Lowest contract charge 0.00% Class IB	$352.45	—	—	—	26.08%
	Highest contract charge 0.90% Class IB	$293.20	—	—	—	24.95%
	All contract charges	—	359	$116,782	1.07%	—
2016	Lowest contract charge 0.00% Class IB	$279.54	—	—	—	4.48%
	Highest contract charge 0.90% Class IB	$234.65	—	—	—	3.54%
	All contract charges	—	398	$102,881	0.91%	—
2015	Lowest contract charge 0.00% Class IB	$267.56	—	—	—	(1.73)%
	Highest contract charge 0.90% Class IB	$226.63	—	—	—	(2.61)%
	All contract charges	—	441	$110,066	0.88%	—

EQ/Goldman Sachs Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$238.65	—	—	—	30.79%
	Highest contract charge 0.90% Class IB	$218.62	—	—	—	29.61%
	All contract charges	—	47	$10,997	0.88%	—
2018	Lowest contract charge 0.00% Class IB(e)(j)	$182.47	—	—	—	(8.70)%
	Highest contract charge 0.90% Class IB(e)(j)	$168.67	—	—	—	(8.86)%
	All contract charges	—	48	$8,496	0.22%	—

EQ/Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	Highest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	All contract charges	—	334	$70,894	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	Highest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	All contract charges	—	332	$58,504	1.22%	—

FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	Highest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	All contract charges	—	330	$62,041	1.57%	—
2016	Lowest contract charge 0.00% Class IB	$165.21	—	—	—	8.09%
	Highest contract charge 0.00% Class IB	$165.21	—	—	—	8.09%
	All contract charges	—	304	$50,167	0.98%	—
2015	Lowest contract charge 0.00% Class IB	$152.84	—	—	—	(0.98)%
	Highest contract charge 0.00% Class IB	$152.84	—	—	—	(0.98)%
	All contract charges	—	279	$42,615	1.25%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IA	$247.60	—	—	—	4.16%
	Highest contract charge 0.90% Class IA	$206.24	—	—	—	3.23%
	All contract charges	—	228	$27,603	1.52%	—
2018	Lowest contract charge 0.00% Class IA	$237.70	—	—	—	0.83%
	Highest contract charge 0.90% Class IA	$199.78	—	—	—	(0.08)%
	All contract charges	—	207	$29,582	1.24%	—
2017	Lowest contract charge 0.00% Class IA	$235.74	—	—	—	0.34%
	Highest contract charge 0.90% Class IA	$199.94	—	—	—	(0.56)%
	All contract charges	—	370	$69,699	0.84%	—
2016	Lowest contract charge 0.00% Class IA	$234.93	—	—	—	0.45%
	Highest contract charge 0.90% Class IA	$201.07	—	—	—	(0.45)%
	All contract charges	—	354	$70,206	0.70%	—
2015	Lowest contract charge 0.00% Class IA	$233.88	—	—	—	0.43%
	Highest contract charge 0.90% Class IA	$201.98	—	—	—	(0.47)%
	All contract charges	—	323	$65,486	0.60%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IB	$177.80	—	—	—	4.17%
	Highest contract charge 0.60% Class IB	$157.00	—	—	—	3.54%
	All contract charges	—	119	$18,974	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$170.68	—	—	—	0.83%
	Highest contract charge 0.60% Class IB	$151.63	—	—	—	0.22%
	All contract charges	—	119	$18,533	1.24%	—
2017	Lowest contract charge 0.00% Class IB	$169.28	—	—	—	0.34%
	Highest contract charge 0.60% Class IB	$151.29	—	—	—	(0.26)%
	All contract charges	—	123	$19,188	0.84%	—
2016	Lowest contract charge 0.00% Class IB	$168.70	—	—	—	0.45%
	Highest contract charge 0.60% Class IB	$151.68	—	—	—	(0.15)%
	All contract charges	—	135	$20,929	0.70%	—
2015	Lowest contract charge 0.00% Class IB	$167.94	—	—	—	0.42%
	Highest contract charge 0.60% Class IB	$151.91	—	—	—	(0.18)%
	All contract charges	—	120	$18,638	0.60%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$290.03	—	—	—	22.45%
	Highest contract charge 0.60% Class IA	$204.63	—	—	—	21.71%
	All contract charges	—	51	$14,541	1.95%	—
2018	Lowest contract charge 0.00% Class IA	$236.86	—	—	—	(14.89)%
	Highest contract charge 0.60% Class IA	$168.13	—	—	—	(15.40)%
	All contract charges	—	53	$12,380	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$278.29	—	—	—	26.30%
	Highest contract charge 0.60% Class IA	$198.73	—	—	—	25.54%
	All contract charges	—	56	$15,408	1.64%	—
2016	Lowest contract charge 0.00% Class IA	$220.34	—	—	—	0.22%
	Highest contract charge 0.60% Class IA	$158.30	—	—	—	(0.37)%
	All contract charges	—	61	$13,351	0.29%	—

FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility (Continued)
2015	Lowest contract charge 0.00% Class IA	$219.85	—	—	—	(4.35)%
	Highest contract charge 0.60% Class IA	$158.89	—	—	—	(4.92)%
	All contract charges	—	66	$14,331	0.06%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$187.96	—	—	—	22.44%
	Highest contract charge 0.90% Class IB	$155.89	—	—	—	21.35%
	All contract charges	—	238	$41,797	1.95%	—
2018	Lowest contract charge 0.00% Class IB	$153.51	—	—	—	(14.89)%
	Highest contract charge 0.90% Class IB	$128.46	—	—	—	(15.66)%
	All contract charges	—	271	$38,842	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$180.36	—	—	—	26.31%
	Highest contract charge 0.90% Class IB	$152.31	—	—	—	25.17%
	All contract charges	—	282	$47,837	1.64%	—
2016	Lowest contract charge 0.00% Class IB	$142.79	—	—	—	0.21%
	Highest contract charge 0.90% Class IB	$121.68	—	—	—	(0.69)%
	All contract charges	—	336	$45,006	0.29%	—
2015	Lowest contract charge 0.00% Class IB	$142.49	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB	$122.52	—	—	—	(5.21)%
	All contract charges	—	345	$46,054	0.06%	—

EQ/International Equity Index
2019	Lowest contract charge 0.00% Class IA	$243.62	—	—	—	22.15%
	Highest contract charge 0.90% Class IA	$194.77	—	—	—	21.04%
	All contract charges	—	1,445	$246,275	2.83%	—
2018	Lowest contract charge 0.00% Class IA	$199.45	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IA	$160.91	—	—	—	(15.94)%
	All contract charges	—	1,515	$218,461	2.40%	—
2017	Lowest contract charge 0.00% Class IA	$235.12	—	—	—	23.22%
	Highest contract charge 0.90% Class IA	$191.42	—	—	—	22.12%
	All contract charges	—	1,529	$270,450	2.64%	—
2016	Lowest contract charge 0.00% Class IA	$190.81	—	—	—	2.20%
	Highest contract charge 0.90% Class IA	$156.75	—	—	—	1.28%
	All contract charges	—	1,486	$220,734	2.72%	—
2015	Lowest contract charge 0.00% Class IA	$186.71	—	—	—	(2.14)%
	Highest contract charge 0.90% Class IA	$154.77	—	—	—	(3.02)%
	All contract charges	—	1,506	$232,186	2.32%	—

EQ/International Equity Index
2019	Lowest contract charge 0.00% Class IB	$166.32	—	—	—	22.14%
	Highest contract charge 0.90% Class IB	$143.39	—	—	—	21.05%
	All contract charges	—	407	$65,697	2.83%	—
2018	Lowest contract charge 0.00% Class IB	$136.17	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IB	$118.46	—	—	—	(15.94)%
	All contract charges	—	407	$53,646	2.40%	—
2017	Lowest contract charge 0.00% Class IB	$160.52	—	—	—	23.22%
	Highest contract charge 0.90% Class IB	$140.92	—	—	—	22.11%
	All contract charges	—	409	$63,674	2.64%	—
2016	Lowest contract charge 0.00% Class IB	$130.27	—	—	—	2.20%
	Highest contract charge 0.90% Class IB	$115.40	—	—	—	1.28%
	All contract charges	—	407	$51,586	2.72%	—
2015	Lowest contract charge 0.00% Class IB	$127.47	—	—	—	(2.13)%
	Highest contract charge 0.90% Class IB	$113.94	—	—	—	(3.02)%
	All contract charges	—	424	$52,585	2.32%	—

EQ/International Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$146.58	—	—	—	21.44%
	Highest contract charge 0.90% Class IB	$134.28	—	—	—	20.34%
	All contract charges	—	39	$5,658	2.65%	—

FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Managed Volatility (Continued)
2018	Lowest contract charge 0.00% Class IB	$120.70	—	—	—	(14.45)%
	Highest contract charge 0.90% Class IB	$111.58	—	—	—	(15.22)%
	All contract charges	—	29	$3,515	1.95%	—
2017	Lowest contract charge 0.00% Class IB	$141.09	—	—	—	24.25%
	Highest contract charge 0.90% Class IB	$131.61	—	—	—	23.13%
	All contract charges	—	25	$3,558	2.29%	—
2016	Lowest contract charge 0.00% Class IB	$113.55	—	—	—	(0.12)%
	Highest contract charge 0.90% Class IB	$106.89	—	—	—	(1.01)%
	All contract charges	—	21	$2,386	1.26%	—
2015	Lowest contract charge 0.00% Class IB	$113.69	—	—	—	(2.40)%
	Highest contract charge 0.90% Class IB	$107.98	—	—	—	(3.29)%
	All contract charges	—	17	$1,908	0.04%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$273.73	—	—	—	22.66%
	Highest contract charge 0.60% Class IA	$190.84	—	—	—	21.91%
	All contract charges	—	97	$16,994	2.31%	—
2018	Lowest contract charge 0.00% Class IA	$223.17	—	—	—	(16.49)%
	Highest contract charge 0.60% Class IA	$156.54	—	—	—	(16.99)%
	All contract charges	—	99	$14,835	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$267.24	—	—	—	23.37%
	Highest contract charge 0.60% Class IA	$188.59	—	—	—	22.64%
	All contract charges	—	102	$18,250	1.90%	—
2016	Lowest contract charge 0.00% Class IA	$216.61	—	—	—	0.74%
	Highest contract charge 0.60% Class IA	$153.78	—	—	—	0.14%
	All contract charges	—	102	$15,640	0.47%	—
2015	Lowest contract charge 0.00% Class IA	$215.01	—	—	—	(3.16)%
	Highest contract charge 0.60% Class IA	$153.56	—	—	—	(3.74)%
	All contract charges	—	105	$16,190	0.10%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$200.10	—	—	—	22.66%
	Highest contract charge 0.90% Class IB	$182.68	—	—	—	21.54%
	All contract charges	—	309	$60,487	2.31%	—
2018	Lowest contract charge 0.00% Class IB	$163.14	—	—	—	(16.49)%
	Highest contract charge 0.90% Class IB	$150.30	—	—	—	(17.24)%
	All contract charges	—	325	$52,099	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$195.36	—	—	—	23.37%
	Highest contract charge 0.90% Class IB	$181.62	—	—	—	22.27%
	All contract charges	—	348	$66,766	1.90%	—
2016	Lowest contract charge 0.00% Class IB	$158.35	—	—	—	0.74%
	Highest contract charge 0.90% Class IB	$148.54	—	—	—	(0.16)%
	All contract charges	—	377	$59,108	0.47%	—
2015	Lowest contract charge 0.00% Class IB	$157.18	—	—	—	(3.16)%
	Highest contract charge 0.90% Class IB	$148.78	—	—	—	(4.04)%
	All contract charges	—	399	$62,376	0.10%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.00% Class IA	$211.58	—	—	—	24.98%
	Highest contract charge 0.90% Class IA	$188.63	—	—	—	23.86%
	All contract charges	—	98	$13,444	2.10%	—
2018	Lowest contract charge 0.00% Class IA	$169.29	—	—	—	(12.39)%
	Highest contract charge 0.90% Class IA	$152.29	—	—	—	(13.19)%
	All contract charges	—	92	$11,775	1.55%	—
2017	Lowest contract charge 0.00% Class IA	$193.24	—	—	—	17.98%
	Highest contract charge 0.90% Class IA	$175.43	—	—	—	16.92%
	All contract charges	—	94	$14,441	0.80%	—

FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock (Continued)
2016	Lowest contract charge 0.00% Class IA	$163.79	—	—	—	17.38%
	Highest contract charge 0.90% Class IA	$150.04	—	—	—	16.32%
	All contract charges	—	80	$10,866	2.44%	—
2015	Lowest contract charge 0.00% Class IA	$139.54	—	—	—	(6.19)%
	Highest contract charge 0.90% Class IA	$128.99	—	—	—	(7.03)%
	All contract charges	—	100	$12,263	2.18%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.00% Class IB	$269.33	—	—	—	24.98%
	Highest contract charge 0.60% Class IB	$193.61	—	—	—	24.23%
	All contract charges	—	67	$16,942	2.10%	—
2018	Lowest contract charge 0.00% Class IB	$215.50	—	—	—	(12.39)%
	Highest contract charge 0.60% Class IB	$155.85	—	—	—	(12.92)%
	All contract charges	—	68	$13,818	1.55%	—
2017	Lowest contract charge 0.00% Class IB	$245.99	—	—	—	17.98%
	Highest contract charge 0.60% Class IB	$178.98	—	—	—	17.27%
	All contract charges	—	66	$15,264	0.80%	—
2016	Lowest contract charge 0.00% Class IB	$208.50	—	—	—	17.37%
	Highest contract charge 0.60% Class IB	$152.62	—	—	—	16.67%
	All contract charges	—	65	$12,804	2.44%	—
2015	Lowest contract charge 0.00% Class IB	$177.64	—	—	—	(6.19)%
	Highest contract charge 0.60% Class IB	$130.81	—	—	—	(6.75)%
	All contract charges	—	71	$11,678	2.18%	—

EQ/Invesco Global Real Estate
2019	Lowest contract charge 0.00% Class IB	$20.17	—	—	—	22.47%
	Highest contract charge 0.90% Class IB	$184.82	—	—	—	21.41%
	All contract charges	—	467	$44,406	4.59%	—
2018	Lowest contract charge 0.00% Class IB(e)(k)	$16.47	—	—	—	(0.72)%
	Highest contract charge 0.90% Class IB(e)(k)	$152.23	—	—	—	(0.92)%
	All contract charges	—	449	$36,366	0.56%	—

EQ/Invesco International Growth
2019	Lowest contract charge 0.00% Class IB	$18.22	—	—	—	28.22%
	Highest contract charge 0.90% Class IB	$166.90	—	—	—	27.06%
	All contract charges	—	502	$37,892	1.68%	—
2018	Lowest contract charge 0.00% Class IB(e)(l)	$14.21	—	—	—	(5.01)%
	Highest contract charge 0.90% Class IB(e)(l)	$131.36	—	—	—	(5.20)%
	All contract charges	—	526	$32,100	0.22%	—

EQ/Janus Enterprise
2019	Lowest contract charge 0.00% Class IA	$270.27	—	—	—	36.46%
	Highest contract charge 0.90% Class IA	$240.96	—	—	—	35.23%
	All contract charges	—	93	$23,724	0.02%	—
2018	Lowest contract charge 0.00% Class IA	$198.06	—	—	—	(1.79)%
	Highest contract charge 0.90% Class IA	$178.18	—	—	—	(2.68)%
	All contract charges	—	96	$18,250	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$201.67	—	—	—	27.90%
	Highest contract charge 0.90% Class IA	$183.08	—	—	—	26.75%
	All contract charges	—	109	$20,920	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$157.68	—	—	—	(4.33)%
	Highest contract charge 0.90% Class IA	$144.44	—	—	—	(5.19)%
	All contract charges	—	113	$17,115	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$164.82	—	—	—	(5.49)%
	Highest contract charge 0.90% Class IA	$152.35	—	—	—	(6.34)%
	All contract charges	—	129	$20,433	0.00%	—

FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise
2019	Lowest contract charge 0.00% Class IB	$391.15	—	—	—	36.46%
	Highest contract charge 0.60% Class IB	$247.44	—	—	—	35.64%
	All contract charges	—	106	$30,819	0.02%	—
2018	Lowest contract charge 0.00% Class IB	$286.64	—	—	—	(1.79)%
	Highest contract charge 0.60% Class IB	$182.43	—	—	—	(2.38)%
	All contract charges	—	104	$23,363	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$291.87	—	—	—	27.90%
	Highest contract charge 0.60% Class IB	$186.88	—	—	—	27.14%
	All contract charges	—	99	$25,171	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$228.20	—	—	—	(4.33)%
	Highest contract charge 0.60% Class IB	$146.99	—	—	—	(4.90)%
	All contract charges	—	102	$20,749	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$238.53	—	—	—	(5.49)%
	Highest contract charge 0.60% Class IB	$154.57	—	—	—	(6.06)%
	All contract charges	—	105	$22,021	0.00%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	Highest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	All contract charges	—	204	$12,831	1.26%	—
2018	Lowest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	Highest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	All contract charges	—	100	$6,391	1.03%	—
2017	Lowest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	Highest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	All contract charges	—	41	$4,807	0.86%	—
2016	Lowest contract charge 0.00% Class IA	$351.95	—	—	—	21.53%
	Highest contract charge 0.00% Class IA	$351.95	—	—	—	21.53%
	All contract charges	—	32	$3,509	1.05%	—
2015	Lowest contract charge 0.00% Class IA	$289.59	—	—	—	(2.25)%
	Highest contract charge 0.00% Class IA	$289.59	—	—	—	(2.25)%
	All contract charges	—	30	$2,225	0.70%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.00% Class IB	$417.39	—	—	—	27.53%
	Highest contract charge 0.90% Class IB	$340.05	—	—	—	26.38%
	All contract charges	—	124	$46,319	1.26%	—
2018	Lowest contract charge 0.00% Class IB	$327.29	—	—	—	(15.40)%
	Highest contract charge 0.90% Class IB	$269.06	—	—	—	(16.17)%
	All contract charges	—	127	$37,048	1.03%	—
2017	Lowest contract charge 0.00% Class IB	$386.87	—	—	—	17.72%
	Highest contract charge 0.90% Class IB	$320.95	—	—	—	16.66%
	All contract charges	—	131	$45,408	0.86%	—
2016	Lowest contract charge 0.00% Class IB	$328.64	—	—	—	21.53%
	Highest contract charge 0.90% Class IB	$275.11	—	—	—	20.44%
	All contract charges	—	115	$34,289	1.05%	—
2015	Lowest contract charge 0.00% Class IB	$270.42	—	—	—	(2.28)%
	Highest contract charge 0.90% Class IB	$228.43	—	—	—	(3.16)%
	All contract charges	—	121	$29,513	0.70%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$433.00	—	—	—	29.96%
	Highest contract charge 0.60% Class IA	$296.41	—	—	—	29.18%
	All contract charges	—	29	$5,261	1.31%	—
2018	Lowest contract charge 0.00% Class IA	$333.18	—	—	—	(6.42)%
	Highest contract charge 0.60% Class IA	$229.45	—	—	—	(6.99)%
	All contract charges	—	25	$4,358	1.04%	—

FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility (Continued)
2017	Lowest contract charge 0.00% Class IA	$356.05	—	—	—	21.95%
	Highest contract charge 0.60% Class IA	$246.69	—	—	—	21.22%
	All contract charges	—	22	$4,838	1.00%	—
2016	Lowest contract charge 0.00% Class IA	$291.96	—	—	—	9.83%
	Highest contract charge 0.60% Class IA	$203.50	—	—	—	9.17%
	All contract charges	—	20	$4,208	1.11%	—
2015	Lowest contract charge 0.00% Class IA	$265.83	—	—	—	0.37%
	Highest contract charge 0.60% Class IA	$186.41	—	—	—	(0.23)%
	All contract charges	—	19	$4,306	0.91%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$278.82	—	—	—	29.96%
	Highest contract charge 0.90% Class IB	$231.49	—	—	—	28.79%
	All contract charges	—	109	$29,251	1.31%	—
2018	Lowest contract charge 0.00% Class IB	$214.54	—	—	—	(6.42)%
	Highest contract charge 0.90% Class IB	$179.74	—	—	—	(7.27)%
	All contract charges	—	113	$23,359	1.04%	—
2017	Lowest contract charge 0.00% Class IB	$229.27	—	—	—	21.95%
	Highest contract charge 0.90% Class IB	$193.83	—	—	—	20.86%
	All contract charges	—	119	$26,273	1.00%	—
2016	Lowest contract charge 0.00% Class IB	$188.00	—	—	—	9.83%
	Highest contract charge 0.90% Class IB	$160.38	—	—	—	8.84%
	All contract charges	—	127	$22,958	1.11%	—
2015	Lowest contract charge 0.00% Class IB	$171.18	—	—	—	0.38%
	Highest contract charge 0.90% Class IB	$147.35	—	—	—	(0.53)%
	All contract charges	—	133	$21,865	0.91%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.00% Class IA	$598.22	—	—	—	35.34%
	Highest contract charge 0.60% Class IA	$391.21	—	—	—	34.52%
	All contract charges	—	107	$25,658	0.64%	—
2018	Lowest contract charge 0.00% Class IA	$442.02	—	—	—	(2.26)%
	Highest contract charge 0.60% Class IA	$290.81	—	—	—	(2.85)%
	All contract charges	—	92	$19,274	0.63%	—
2017	Lowest contract charge 0.00% Class IA	$452.25	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$299.34	—	—	—	28.44%
	All contract charges	—	86	$20,954	0.77%	—
2016	Lowest contract charge 0.00% Class IA	$349.98	—	—	—	6.34%
	Highest contract charge 0.60% Class IA	$233.05	—	—	—	5.71%
	All contract charges	—	82	$16,601	1.01%	—
2015	Lowest contract charge 0.00% Class IA	$329.10	—	—	—	4.86%
	Highest contract charge 0.60% Class IA	$220.46	—	—	—	4.23%
	All contract charges	—	77	$16,461	0.87%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.00% Class IB	$297.69	—	—	—	35.34%
	Highest contract charge 0.90% Class IB	$247.16	—	—	—	34.12%
	All contract charges	—	611	$164,954	0.64%	—
2018	Lowest contract charge 0.00% Class IB	$219.96	—	—	—	(2.26)%
	Highest contract charge 0.90% Class IB	$184.28	—	—	—	(3.15)%
	All contract charges	—	644	$128,927	0.63%	—
2017	Lowest contract charge 0.00% Class IB	$225.05	—	—	—	29.22%
	Highest contract charge 0.90% Class IB	$190.27	—	—	—	28.07%
	All contract charges	—	680	$139,563	0.77%	—
2016	Lowest contract charge 0.00% Class IB	$174.16	—	—	—	6.34%
	Highest contract charge 0.90% Class IB	$148.57	—	—	—	5.39%
	All contract charges	—	713	$113,687	1.01%	—
2015	Lowest contract charge 0.00% Class IB	$163.77	—	—	—	4.87%
	Highest contract charge 0.90% Class IB	$140.97	—	—	—	3.92%
	All contract charges	—	764	$114,945	0.87%	—

FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$602.68	—	—	—	33.71%
	Highest contract charge 0.60% Class IA	$365.64	—	—	—	32.92%
	All contract charges	—	106	$55,263	0.42%	—
2018	Lowest contract charge 0.00% Class IA	$450.72	—	—	—	(2.97)%
	Highest contract charge 0.60% Class IA	$275.09	—	—	—	(3.56)%
	All contract charges	—	113	$44,316	0.48%	—
2017	Lowest contract charge 0.00% Class IA	$464.53	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$285.25	—	—	—	28.44%
	All contract charges	—	120	$49,729	0.49%	—
2016	Lowest contract charge 0.00% Class IA	$359.50	—	—	—	5.51%
	Highest contract charge 0.60% Class IA	$222.08	—	—	—	4.88%
	All contract charges	—	128	$41,088	0.57%	—
2015	Lowest contract charge 0.00% Class IA	$340.73	—	—	—	4.04%
	Highest contract charge 0.60% Class IA	$211.75	—	—	—	3.41%
	All contract charges	—	136	$41,909	0.28%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$575.22	—	—	—	33.72%
	Highest contract charge 0.90% Class IB	$468.63	—	—	—	32.52%
	All contract charges	—	482	$238,103	0.42%	—
2018	Lowest contract charge 0.00% Class IB	$430.17	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IB	$353.64	—	—	—	(3.85)%
	All contract charges	—	536	$199,280	0.48%	—
2017	Lowest contract charge 0.00% Class IB	$443.36	—	—	—	29.21%
	Highest contract charge 0.90% Class IB	$367.81	—	—	—	28.05%
	All contract charges	—	585	$225,714	0.49%	—
2016	Lowest contract charge 0.00% Class IB	$343.12	—	—	—	5.51%
	Highest contract charge 0.90% Class IB	$287.23	—	—	—	4.57%
	All contract charges	—	637	$191,238	0.57%	—
2015	Lowest contract charge 0.00% Class IB	$325.20	—	—	—	4.03%
	Highest contract charge 0.90% Class IB	$274.69	—	—	—	3.10%
	All contract charges	—	695	$198,684	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.00% Class IA	$136.55	—	—	—	25.63%
	Highest contract charge 0.90% Class IA	$121.73	—	—	—	24.49%
	All contract charges	—	115	$14,921	2.34%	—
2018	Lowest contract charge 0.00% Class IA	$108.69	—	—	—	(8.89)%
	Highest contract charge 0.90% Class IA	$97.78	—	—	—	(9.71)%
	All contract charges	—	106	$10,979	1.99%	—
2017	Lowest contract charge 0.00% Class IA	$119.30	—	—	—	13.01%
	Highest contract charge 0.90% Class IA	$108.30	—	—	—	11.98%
	All contract charges	—	122	$13,848	1.94%	—
2016	Lowest contract charge 0.00% Class IA	$105.57	—	—	—	16.47%
	Highest contract charge 0.90% Class IA	$96.71	—	—	—	15.43%
	All contract charges	—	125	$12,655	2.17%	—
2015	Lowest contract charge 0.00% Class IA	$90.64	—	—	—	(4.43)%
	Highest contract charge 0.90% Class IA	$83.78	—	—	—	(5.29)%
	All contract charges	—	114	$10,014	1.96%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.00% Class IB	$157.29	—	—	—	25.63%
	Highest contract charge 0.60% Class IB	$125.03	—	—	—	24.87%
	All contract charges	—	122	$18,282	2.34%	—
2018	Lowest contract charge 0.00% Class IB	$125.20	—	—	—	(8.89)%
	Highest contract charge 0.60% Class IB	$100.13	—	—	—	(9.43)%
	All contract charges	—	114	$13,704	1.99%	—

FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Index (Continued)
2017	Lowest contract charge 0.00% Class IB	$137.42	—	—	—	13.00%
	Highest contract charge 0.60% Class IB	$110.56	—	—	—	12.32%
	All contract charges	—	115	$15,123	1.94%	—
2016	Lowest contract charge 0.00% Class IB	$121.61	—	—	—	16.47%
	Highest contract charge 0.60% Class IB	$98.43	—	—	—	15.77%
	All contract charges	—	105	$12,174	2.17%	—
2015	Lowest contract charge 0.00% Class IB	$104.41	—	—	—	(4.43)%
	Highest contract charge 0.60% Class IB	$85.02	—	—	—	(5.01)%
	All contract charges	—	97	$9,549	1.96%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$360.68	—	—	—	25.44%
	Highest contract charge 0.90% Class IA	$261.61	—	—	—	24.31%
	All contract charges	—	919	$264,053	1.93%	—
2018	Lowest contract charge 0.00% Class IA	$287.53	—	—	—	(9.92)%
	Highest contract charge 0.90% Class IA	$210.45	—	—	—	(10.74)%
	All contract charges	—	996	$230,158	2.46%	—
2017	Lowest contract charge 0.00% Class IA	$319.21	—	—	—	13.86%
	Highest contract charge 0.90% Class IA	$235.77	—	—	—	12.84%
	All contract charges	—	1,078	$278,428	1.52%	—
2016	Lowest contract charge 0.00% Class IA	$280.36	—	—	—	15.32%
	Highest contract charge 0.90% Class IA	$208.95	—	—	—	14.29%
	All contract charges	—	1,164	$265,424	1.68%	—
2015	Lowest contract charge 0.00% Class IA	$243.12	—	—	—	(4.02)%
	Highest contract charge 0.90% Class IA	$182.83	—	—	—	(4.88)%
	All contract charges	—	1,280	$254,701	1.58%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$268.88	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$258.22	—	—	—	24.31%
	All contract charges	—	482	$131,805	1.93%	—
2018	Lowest contract charge 0.00% Class IB	$214.35	—	—	—	(9.93)%
	Highest contract charge 0.90% Class IB	$207.72	—	—	—	(10.74)%
	All contract charges	—	517	$113,399	2.46%	—
2017	Lowest contract charge 0.00% Class IB	$237.97	—	—	—	13.86%
	Highest contract charge 0.90% Class IB	$232.71	—	—	—	12.83%
	All contract charges	—	559	$136,908	1.52%	—
2016	Lowest contract charge 0.00% Class IB	$209.01	—	—	—	15.32%
	Highest contract charge 0.90% Class IB	$206.24	—	—	—	14.29%
	All contract charges	—	597	$129,323	1.68%	—
2015	Lowest contract charge 0.00% Class IB	$181.24	—	—	—	(4.01)%
	Highest contract charge 0.90% Class IB	$180.46	—	—	—	(4.88)%
	All contract charges	—	653	$123,278	1.58%	—

EQ/Lazard Emerging Markets Equity
2019	Lowest contract charge 0.00% Class IB	$12.86	—	—	—	18.74%
	Highest contract charge 0.90% Class IB	$117.84	—	—	—	17.70%
	All contract charges	—	1,011	$62,976	2.69%	—
2018	Lowest contract charge 0.00% Class IB(e)(m)	$10.83	—	—	—	(1.37)%
	Highest contract charge 0.90% Class IB(e)(m)	$100.12	—	—	—	(1.54)%
	All contract charges	—	966	$52,589	0.17%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.00% Class IA	$361.48	—	—	—	31.33%
	Highest contract charge 0.90% Class IA	$322.28	—	—	—	30.15%
	All contract charges	—	143	$19,545	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$275.24	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IA	$247.62	—	—	—	(3.86)%
	All contract charges	—	116	$14,806	0.09%	—

FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Loomis Sayles Growth (Continued)
2017	Lowest contract charge 0.00% Class IA	$283.70	—	—	—	34.60%
	Highest contract charge 0.90% Class IA	$257.56	—	—	—	33.39%
	All contract charges	—	90	$15,287	0.18%	—
2016	Lowest contract charge 0.00% Class IA	$210.78	—	—	—	6.82%
	Highest contract charge 0.90% Class IA	$193.09	—	—	—	5.85%
	All contract charges	—	81	$10,978	0.34%	—
2015	Lowest contract charge 0.00% Class IA	$197.33	—	—	—	11.53%
	Highest contract charge 0.90% Class IA	$182.41	—	—	—	10.52%
	All contract charges	—	56	$9,495	0.12%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.00% Class IB	$441.42	—	—	—	31.34%
	Highest contract charge 0.60% Class IB	$331.04	—	—	—	30.55%
	All contract charges	—	79	$32,594	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$336.10	—	—	—	(2.98)%
	Highest contract charge 0.60% Class IB	$253.58	—	—	—	(3.57)%
	All contract charges	—	78	$24,819	0.09%	—
2017	Lowest contract charge 0.00% Class IB	$346.43	—	—	—	34.59%
	Highest contract charge 0.60% Class IB	$262.96	—	—	—	33.78%
	All contract charges	—	75	$24,456	0.18%	—
2016	Lowest contract charge 0.00% Class IB	$257.40	—	—	—	6.81%
	Highest contract charge 0.60% Class IB	$196.56	—	—	—	6.17%
	All contract charges	—	75	$18,005	0.34%	—
2015	Lowest contract charge 0.00% Class IB	$240.98	—	—	—	11.52%
	Highest contract charge 0.60% Class IB	$185.13	—	—	—	10.86%
	All contract charges	—	71	$15,923	0.12%	—

EQ/MFS International Growth
2019	Lowest contract charge 0.00% Class IB	$286.53	—	—	—	27.24%
	Highest contract charge 0.90% Class IB	$160.08	—	—	—	26.11%
	All contract charges	—	305	$64,612	1.29%	—
2018	Lowest contract charge 0.00% Class IB	$225.18	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB	$126.94	—	—	—	(10.19)%
	All contract charges	—	281	$46,697	0.89%	—
2017	Lowest contract charge 0.00% Class IB	$248.46	—	—	—	32.05%
	Highest contract charge 0.90% Class IB	$141.35	—	—	—	30.88%
	All contract charges	—	283	$51,192	0.84%	—
2016	Lowest contract charge 0.00% Class IB	$188.15	—	—	—	1.98%
	Highest contract charge 0.90% Class IB	$108.00	—	—	—	1.06%
	All contract charges	—	283	$38,646	1.00%	—
2015	Lowest contract charge 0.00% Class IB	$184.50	—	—	—	0.20%
	Highest contract charge 0.90% Class IB	$106.87	—	—	—	(0.71)%
	All contract charges	—	285	$37,624	0.60%	—

EQ/MFS International Value
2019	Lowest contract charge 0.00% Class IB	$24.97	—	—	—	25.86%
	Highest contract charge 0.90% Class IB	$228.75	—	—	—	24.75%
	All contract charges	—	1,144	$127,840	0.70%	—
2018	Lowest contract charge 0.00% Class IB(e)(n)	$19.84	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB(e)(n)	$183.36	—	—	—	(4.53)%
	All contract charges	—	1,057	$102,837	0.00%	—

EQ/MFS Mid Cap Focused Growth
2019	Lowest contract charge 0.00% Class IB	$31.66	—	—	—	36.35%
	Highest contract charge 0.90% Class IB	$290.02	—	—	—	35.10%
	All contract charges	—	264	$44,085	0.02%	—
2018	Lowest contract charge 0.00% Class IB(e)(o)	$23.22	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB(e)(o)	$214.67	—	—	—	(9.51)%
	All contract charges	—	260	$33,196	0.01%	—

FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Utilities Series
2019	Lowest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	Highest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	All contract charges	—	102	$2,835	3.03%	—
2018	Lowest contract charge 0.00% Class IB(e)(p)	$19.86	—	—	—	(2.65)%
	Highest contract charge 0.00% Class IB(e)(p)	$19.86	—	—	—	(2.65)%
	All contract charges	—	102	$2,292	0.52%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.00% Class IA	$506.51	—	—	—	25.38%
	Highest contract charge 0.60% Class IA	$341.11	—	—	—	24.63%
	All contract charges	—	222	$41,593	1.12%	—
2018	Lowest contract charge 0.00% Class IA	$403.99	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IA	$273.70	—	—	—	(12.23)%
	All contract charges	—	202	$33,764	1.08%	—
2017	Lowest contract charge 0.00% Class IA	$457.47	—	—	—	15.48%
	Highest contract charge 0.60% Class IA	$311.82	—	—	—	14.79%
	All contract charges	—	168	$38,774	0.93%	—
2016	Lowest contract charge 0.00% Class IA	$396.14	—	—	—	19.91%
	Highest contract charge 0.60% Class IA	$271.64	—	—	—	19.19%
	All contract charges	—	149	$32,505	1.09%	—
2015	Lowest contract charge 0.00% Class IA	$330.36	—	—	—	(2.86)%
	Highest contract charge 0.60% Class IA	$227.90	—	—	—	(3.44)%
	All contract charges	—	141	$28,395	0.86%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.00% Class IB	$323.53	—	—	—	25.38%
	Highest contract charge 0.90% Class IB	$271.64	—	—	—	24.25%
	All contract charges	—	391	$118,002	1.12%	—
2018	Lowest contract charge 0.00% Class IB	$258.04	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IB	$218.63	—	—	—	(12.49)%
	All contract charges	—	417	$100,436	1.08%	—
2017	Lowest contract charge 0.00% Class IB	$292.20	—	—	—	15.48%
	Highest contract charge 0.90% Class IB	$249.83	—	—	—	14.44%
	All contract charges	—	432	$118,329	0.93%	—
2016	Lowest contract charge 0.00% Class IB	$253.03	—	—	—	19.91%
	Highest contract charge 0.90% Class IB	$218.30	—	—	—	18.84%
	All contract charges	—	400	$94,440	1.09%	—
2015	Lowest contract charge 0.00% Class IB	$211.01	—	—	—	(2.86)%
	Highest contract charge 0.90% Class IB	$183.70	—	—	—	(3.73)%
	All contract charges	—	419	$82,531	0.86%	—

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$473.94	—	—	—	26.59%
	Highest contract charge 0.90% Class IA	$359.42	—	—	—	25.45%
	All contract charges	—	462	$179,371	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$374.40	—	—	—	(13.30)%
	Highest contract charge 0.90% Class IA	$286.51	—	—	—	(14.08)%
	All contract charges	—	510	$159,047	1.20%	—
2017	Lowest contract charge 0.00% Class IA	$431.81	—	—	—	12.32%
	Highest contract charge 0.90% Class IA	$333.46	—	—	—	11.31%
	All contract charges	—	563	$201,795	1.04%	—
2016	Lowest contract charge 0.00% Class IA	$384.44	—	—	—	17.67%
	Highest contract charge 0.90% Class IA	$299.57	—	—	—	16.62%
	All contract charges	—	611	$194,982	1.22%	—
2015	Lowest contract charge 0.00% Class IA	$326.71	—	—	—	(3.54)%
	Highest contract charge 0.90% Class IA	$256.88	—	—	—	(4.41)%
	All contract charges	—	668	$183,118	0.75%	—

FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	Highest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	All contract charges	—	33	$14,469	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	Highest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	All contract charges	—	35	$12,065	1.20%	—
2017	Lowest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	Highest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	All contract charges	—	36	$14,423	1.04%	—
2016	Lowest contract charge 0.00% Class IB	$356.34	—	—	—	17.67%
	Highest contract charge 0.00% Class IB	$356.34	—	—	—	17.67%
	All contract charges	—	38	$13,464	1.22%	—
2015	Lowest contract charge 0.00% Class IB	$302.82	—	—	—	(3.54)%
	Highest contract charge 0.00% Class IB	$302.82	—	—	—	(3.54)%
	All contract charges	—	39	$11,903	0.75%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.00% Class A	$454.71	—	—	—	15.53%
	Highest contract charge 0.90% Class A	$384.65	—	—	—	14.50%
	All contract charges	—	1,254	$684,021	1.59%	—
2018	Lowest contract charge 0.00% Class A	$393.57	—	—	—	(4.77)%
	Highest contract charge 0.90% Class A	$335.95	—	—	—	(5.63)%
	All contract charges	—	1,323	$648,238	1.53%	—
2017	Lowest contract charge 0.00% Class A	$413.27	—	—	—	11.05%
	Highest contract charge 0.90% Class A	$355.99	—	—	—	10.05%
	All contract charges	—	1,321	$738,975	1.22%	—
2016	Lowest contract charge 0.00% Class A	$372.16	—	—	—	5.36%
	Highest contract charge 0.90% Class A	$323.48	—	—	—	4.41%
	All contract charges	—	1,344	$725,302	0.88%	—
2015	Lowest contract charge 0.00% Class A	$353.24	—	—	—	(0.88)%
	Highest contract charge 0.90% Class A	$309.81	—	—	—	(1.78)%
	All contract charges	—	1,412	$757,108	0.81%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.00% Class B	$223.88	—	—	—	15.53%
	Highest contract charge 0.60% Class B	$201.96	—	—	—	14.85%
	All contract charges	—	761	$164,652	1.59%	—
2018	Lowest contract charge 0.00% Class B	$193.78	—	—	—	(4.77)%
	Highest contract charge 0.60% Class B	$175.85	—	—	—	(5.35)%
	All contract charges	—	809	$151,465	1.53%	—
2017	Lowest contract charge 0.00% Class B	$203.48	—	—	—	11.05%
	Highest contract charge 0.60% Class B	$185.78	—	—	—	10.38%
	All contract charges	—	790	$155,114	1.22%	—
2016	Lowest contract charge 0.00% Class B	$183.24	—	—	—	5.36%
	Highest contract charge 0.60% Class B	$168.31	—	—	—	4.73%
	All contract charges	—	837	$148,117	0.88%	—
2015	Lowest contract charge 0.00% Class B	$173.92	—	—	—	(0.88)%
	Highest contract charge 0.60% Class B	$160.71	—	—	—	(1.48)%
	All contract charges	—	890	$149,774	0.81%	—

EQ/Moderate Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	Highest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	All contract charges	—	648	$127,003	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	Highest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	All contract charges	—	643	$106,743	1.23%	—

FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	Highest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	All contract charges	—	626	$109,617	1.41%	—
2016	Lowest contract charge 0.00% Class IB	$156.57	—	—	—	7.05%
	Highest contract charge 0.00% Class IB	$156.57	—	—	—	7.05%
	All contract charges	—	617	$96,610	0.95%	—
2015	Lowest contract charge 0.00% Class IB	$146.26	—	—	—	(0.79)%
	Highest contract charge 0.00% Class IB	$146.26	—	—	—	(0.79)%
	All contract charges	—	565	$82,588	1.12%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.00% Class A	$266.91	—	—	—	19.99%
	Highest contract charge 0.90% Class A	$230.44	—	—	—	18.91%
	All contract charges	—	1,306	$182,308	1.58%	—
2018	Lowest contract charge 0.00% Class A	$222.44	—	—	—	(6.84)%
	Highest contract charge 0.90% Class A	$193.79	—	—	—	(7.68)%
	All contract charges	—	1,190	$158,878	1.57%	—
2017	Lowest contract charge 0.00% Class A	$238.76	—	—	—	14.89%
	Highest contract charge 0.90% Class A	$209.91	—	—	—	13.86%
	All contract charges	—	1,176	$189,691	1.39%	—
2016	Lowest contract charge 0.00% Class A	$207.81	—	—	—	7.27%
	Highest contract charge 0.90% Class A	$184.35	—	—	—	6.30%
	All contract charges	—	1,173	$179,974	0.90%	—
2015	Lowest contract charge 0.00% Class A	$193.73	—	—	—	(1.29)%
	Highest contract charge 0.90% Class A	$173.42	—	—	—	(2.18)%
	All contract charges	—	1,171	$181,984	0.89%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.00% Class B	$261.46	—	—	—	19.99%
	Highest contract charge 0.60% Class B	$237.11	—	—	—	19.28%
	All contract charges	—	1,036	$267,122	1.58%	—
2018	Lowest contract charge 0.00% Class B	$217.90	—	—	—	(6.84)%
	Highest contract charge 0.60% Class B	$198.79	—	—	—	(7.40)%
	All contract charges	—	1,084	$233,271	1.57%	—
2017	Lowest contract charge 0.00% Class B	$233.89	—	—	—	14.89%
	Highest contract charge 0.60% Class B	$214.67	—	—	—	14.20%
	All contract charges	—	1,158	$267,770	1.39%	—
2016	Lowest contract charge 0.00% Class B	$203.57	—	—	—	7.27%
	Highest contract charge 0.60% Class B	$187.97	—	—	—	6.63%
	All contract charges	—	1,198	$241,006	0.90%	—
2015	Lowest contract charge 0.00% Class B	$189.77	—	—	—	(1.30)%
	Highest contract charge 0.60% Class B	$176.29	—	—	—	(1.88)%
	All contract charges	—	1,228	$230,412	0.89%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IA	$177.62	—	—	—	1.52%
	Highest contract charge 0.90% Class IA	$150.25	—	—	—	0.60%
	All contract charges	—	2,082	$100,472	1.50%	—
2018	Lowest contract charge 0.00% Class IA	$174.96	—	—	—	1.27%
	Highest contract charge 0.90% Class IA	$149.35	—	—	—	0.36%
	All contract charges	—	1,469	$101,491	1.25%	—
2017	Lowest contract charge 0.00% Class IA	$172.76	—	—	—	0.40%
	Highest contract charge 0.90% Class IA	$148.82	—	—	—	(0.50)%
	All contract charges	—	1,389	$100,524	0.39%	—
2016	Lowest contract charge 0.00% Class IA	$172.07	—	—	—	—%
	Highest contract charge 0.90% Class IA	$149.57	—	—	—	(0.89)%
	All contract charges	—	1,609	$112,607	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$172.07	—	—	—	—%
	Highest contract charge 0.90% Class IA	$150.92	—	—	—	(0.90)%
	All contract charges	—	1,459	$116,349	0.00%	—

FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$135.73	—	—	—	1.52%
	Highest contract charge 0.60% Class IB	$125.38	—	—	—	0.91%
	All contract charges	—	426	$55,856	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$133.70	—	—	—	1.27%
	Highest contract charge 0.60% Class IB	$124.25	—	—	—	0.66%
	All contract charges	—	331	$42,439	1.25%	—
2017	Lowest contract charge 0.00% Class IB	$132.02	—	—	—	0.40%
	Highest contract charge 0.60% Class IB	$123.43	—	—	—	(0.20)%
	All contract charges	—	418	$53,555	0.39%	—
2016	Lowest contract charge 0.00% Class IB	$131.49	—	—	—	—%
	Highest contract charge 0.60% Class IB	$123.68	—	—	—	(0.59)%
	All contract charges	—	360	$45,810	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$131.49	—	—	—	(0.01)%
	Highest contract charge 0.60% Class IB	$124.42	—	—	—	(0.60)%
	All contract charges	—	343	$43,876	0.00%	—

EQ/Oppenhiemer Global
2019	Lowest contract charge 0.00% Class IB (v)	$113.06	—	—	—	6.41%
	Highest contract charge 0.00% Class IB (v)	$113.06	—	—	—	6.41%
	All contract charges	—	—	—	0.00%	—

EQ/PIMCO Global Real Return
2019	Lowest contract charge 0.00% Class IB (v)	$101.00	—	—	—	0.52%
	Highest contract charge 0.00% Class IB (v)	$101.00	—	—	—	0.52%
	All contract charges	—	—	—	11.94%	—

EQ/PIMCO Real Return
2019	Lowest contract charge 0.00% Class IB	$133.54	—	—	—	8.39%
	Highest contract charge 0.90% Class IB	$122.34	—	—	—	7.42%
	All contract charges	—	306	$25,573	1.99%	—
2018	Lowest contract charge 0.00% Class IB(e)(q)	$123.20	—	—	—	0.40%
	Highest contract charge 0.90% Class IB(e)(q)	$113.89	—	—	—	0.23%
	All contract charges	—	305	$24,169	0.46%	—

EQ/PIMCO Total Return
2019	Lowest contract charge 0.00% Class IB	$141.12	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$129.28	—	—	—	7.63%
	All contract charges	—	856	$81,032	2.10%	—
2018	Lowest contract charge 0.00% Class IB(e)(r)	$129.93	—	—	—	1.75%
	Highest contract charge 0.90% Class IB(e)(r)	$120.11	—	—	—	1.57%
	All contract charges	—	735	$68,223	0.69%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.00% Class IA	$124.33	—	—	—	2.55%
	Highest contract charge 0.90% Class IA	$110.84	—	—	—	1.62%
	All contract charges	—	124	$14,617	2.25%	—
2018	Lowest contract charge 0.00% Class IA	$121.24	—	—	—	0.97%
	Highest contract charge 0.90% Class IA	$109.07	—	—	—	0.05%
	All contract charges	—	136	$15,866	1.99%	—
2017	Lowest contract charge 0.00% Class IA	$120.08	—	—	—	1.88%
	Highest contract charge 0.90% Class IA	$109.02	—	—	—	0.97%
	All contract charges	—	138	$15,815	1.32%	—
2016	Lowest contract charge 0.00% Class IA	$117.86	—	—	—	1.99%
	Highest contract charge 0.90% Class IA	$107.97	—	—	—	1.08%
	All contract charges	—	125	$14,261	1.00%	—
2015	Lowest contract charge 0.00% Class IA	$115.56	—	—	—	(0.28)%
	Highest contract charge 0.90% Class IA	$106.82	—	—	—	(1.17)%
	All contract charges	—	145	$16,282	0.47%	—

FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.00% Class IB	$127.42	—	—	—	2.56%
	Highest contract charge 0.60% Class IB	$114.56	—	—	—	1.93%
	All contract charges	—	139	$17,320	2.25%	—
2018	Lowest contract charge 0.00% Class IB	$124.24	—	—	—	0.95%
	Highest contract charge 0.60% Class IB	$112.39	—	—	—	0.35%
	All contract charges	—	145	$17,517	1.99%	—
2017	Lowest contract charge 0.00% Class IB	$123.07	—	—	—	1.90%
	Highest contract charge 0.60% Class IB	$112.00	—	—	—	1.28%
	All contract charges	—	146	$17,454	1.32%	—
2016	Lowest contract charge 0.00% Class IB	$120.78	—	—	—	1.98%
	Highest contract charge 0.60% Class IB	$110.58	—	—	—	1.38%
	All contract charges	—	142	$16,743	1.00%	—
2015	Lowest contract charge 0.00% Class IB	$118.43	—	—	—	(0.27)%
	Highest contract charge 0.60% Class IB	$109.08	—	—	—	(0.87)%
	All contract charges	—	153	$17,504	0.47%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.00% Class IA	$271.80	—	—	—	5.63%
	Highest contract charge 0.90% Class IA	$202.23	—	—	—	4.68%
	All contract charges	—	176	$22,553	1.54%	—
2018	Lowest contract charge 0.00% Class IA	$257.31	—	—	—	0.12%
	Highest contract charge 0.90% Class IA	$193.19	—	—	—	(0.79)%
	All contract charges	—	163	$22,879	1.68%	—
2017	Lowest contract charge 0.00% Class IA	$257.00	—	—	—	1.39%
	Highest contract charge 0.90% Class IA	$194.72	—	—	—	0.48%
	All contract charges	—	173	$25,722	1.17%	—
2016	Lowest contract charge 0.00% Class IA	$253.48	—	—	—	1.18%
	Highest contract charge 0.90% Class IA	$193.79	—	—	—	0.27%
	All contract charges	—	203	$36,245	1.15%	—
2015	Lowest contract charge 0.00% Class IA	$250.53	—	—	—	0.22%
	Highest contract charge 0.90% Class IA	$193.27	—	—	—	(0.68)%
	All contract charges	—	208	$38,216	1.06%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.00% Class IB	$183.40	—	—	—	5.63%
	Highest contract charge 0.60% Class IB	$161.70	—	—	—	5.00%
	All contract charges	—	112	$18,800	1.54%	—
2018	Lowest contract charge 0.00% Class IB	$173.62	—	—	—	0.12%
	Highest contract charge 0.60% Class IB	$154.00	—	—	—	(0.48)%
	All contract charges	—	116	$18,748	1.68%	—
2017	Lowest contract charge 0.00% Class IB	$173.41	—	—	—	1.39%
	Highest contract charge 0.60% Class IB	$154.75	—	—	—	0.79%
	All contract charges	—	122	$19,553	1.17%	—
2016	Lowest contract charge 0.00% Class IB	$171.04	—	—	—	1.18%
	Highest contract charge 0.60% Class IB	$153.54	—	—	—	0.57%
	All contract charges	—	129	$20,541	1.15%	—
2015	Lowest contract charge 0.00% Class IB	$169.05	—	—	—	0.23%
	Highest contract charge 0.60% Class IB	$152.67	—	—	—	(0.38)%
	All contract charges	—	132	$20,722	1.06%	—

EQ/Science And Technology
2019	Lowest contract charge 0.00% Class IB	$248.17	—	—	—	46.68%
	Highest contract charge 0.90% Class IB	$233.70	—	—	—	45.36%
	All contract charges	—	248	$45,607	0.01%	—
2018	Lowest contract charge 0.00% Class IB(e)(s)	$169.19	—	—	—	(11.81)%
	Highest contract charge 0.90% Class IB(e)(s)	$160.77	—	—	—	(11.96)%
	All contract charges	—	257	$32,653	0.00%	—

FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index
2019	Lowest contract charge 0.00% Class IA	$573.36	—	—	—	25.21%
	Highest contract charge 0.90% Class IA	$433.65	—	—	—	24.08%
	All contract charges	—	230	$56,399	1.11%	—
2018	Lowest contract charge 0.00% Class IA	$457.91	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IA	$349.48	—	—	—	(12.11)%
	All contract charges	—	219	$47,905	0.96%	—
2017	Lowest contract charge 0.00% Class IA	$516.30	—	—	—	14.01%
	Highest contract charge 0.90% Class IA	$397.65	—	—	—	12.99%
	All contract charges	—	211	$56,792	1.08%	—
2016	Lowest contract charge 0.00% Class IA	$452.86	—	—	—	20.53%
	Highest contract charge 0.90% Class IA	$351.94	—	—	—	19.45%
	All contract charges	—	182	$49,667	1.17%	—
2015	Lowest contract charge 0.00% Class IA	$375.73	—	—	—	(4.57)%
	Highest contract charge 0.90% Class IA	$294.64	—	—	—	(5.43)%
	All contract charges	—	175	$43,006	0.92%	—

EQ/Small Company Index
2019	Lowest contract charge 0.00% Class IB	$416.26	—	—	—	25.21%
	Highest contract charge 0.90% Class IB	$379.01	—	—	—	24.08%
	All contract charges	—	128	$53,095	1.11%	—
2018	Lowest contract charge 0.00% Class IB	$332.45	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IB	$305.45	—	—	—	(12.11)%
	All contract charges	—	125	$41,433	0.96%	—
2017	Lowest contract charge 0.00% Class IB	$374.84	—	—	—	14.01%
	Highest contract charge 0.90% Class IB	$347.55	—	—	—	12.99%
	All contract charges	—	120	$44,655	1.08%	—
2016	Lowest contract charge 0.00% Class IB	$328.79	—	—	—	20.53%
	Highest contract charge 0.90% Class IB	$307.60	—	—	—	19.45%
	All contract charges	—	111	$36,249	1.17%	—
2015	Lowest contract charge 0.00% Class IB	$272.79	—	—	—	(4.57)%
	Highest contract charge 0.90% Class IB	$257.52	—	—	—	(5.43)%
	All contract charges	—	104	$28,328	0.92%	—

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.00% Class IA	$328.39	—	—	—	31.10%
	Highest contract charge 0.60% Class IA	$303.93	—	—	—	30.31%
	All contract charges	—	440	$25,699	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$250.49	—	—	—	(1.61)%
	Highest contract charge 0.60% Class IA	$233.23	—	—	—	(2.21)%
	All contract charges	—	353	$15,577	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$254.60	—	—	—	33.37%
	Highest contract charge 0.60% Class IA	$238.50	—	—	—	32.57%
	All contract charges	—	229	$10,385	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$190.90	—	—	—	1.34%
	Highest contract charge 0.60% Class IA	$179.91	—	—	—	0.74%
	All contract charges	—	164	$5,664	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$188.38	—	—	—	10.23%
	Highest contract charge 0.60% Class IA	$178.59	—	—	—	9.56%
	All contract charges	—	125	$4,398	0.00%	—

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.00% Class IB	$384.64	—	—	—	31.10%
	Highest contract charge 0.90% Class IB	$288.97	—	—	—	29.92%
	All contract charges	—	372	$123,594	0.00%	—
2018	Lowest contract charge 0.00% Class IB	$293.39	—	—	—	(1.62)%
	Highest contract charge 0.90% Class IB	$222.42	—	—	—	(2.51)%
	All contract charges	—	390	$98,799	0.00%	—

FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Growth Stock (Continued)
2017	Lowest contract charge 0.00% Class IB	$298.21	—	—	—	33.37%
	Highest contract charge 0.90% Class IB	$228.14	—	—	—	32.17%
	All contract charges	—	394	$101,528	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$223.60	—	—	—	1.34%
	Highest contract charge 0.90% Class IB	$172.61	—	—	—	0.43%
	All contract charges	—	375	$72,640	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$220.65	—	—	—	10.23%
	Highest contract charge 0.90% Class IB	$171.87	—	—	—	9.23%
	All contract charges	—	416	$79,230	0.00%	—

EQ/T. Rowe Price Health Sciences
2019	Lowest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	Highest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	All contract charges	—	121	$7,496	0.00%	—
2018	Lowest contract charge 0.00% Class IB(e)(t)	$39.13	—	—	—	(9.44)%
	Highest contract charge 0.00% Class IB(e)(t)	$39.13	—	—	—	(9.44)%
	All contract charges	—	134	$7,851	0.00%	—

EQ/UBS Growth & Income
2019	Lowest contract charge 0.00% Class IB	$328.67	—	—	—	36.80%
	Highest contract charge 0.90% Class IB	$203.84	—	—	—	35.57%
	All contract charges	—	65	$16,578	0.51%	—
2018	Lowest contract charge 0.00% Class IB	$240.25	—	—	—	(13.42)%
	Highest contract charge 0.90% Class IB	$150.36	—	—	—	(14.20)%
	All contract charges	—	60	$11,348	0.32%	—
2017	Lowest contract charge 0.00% Class IB	$277.48	—	—	—	21.28%
	Highest contract charge 0.90% Class IB	$175.24	—	—	—	20.19%
	All contract charges	—	76	$16,096	0.29%	—
2016	Lowest contract charge 0.00% Class IB	$228.79	—	—	—	10.14%
	Highest contract charge 0.90% Class IB	$145.80	—	—	—	9.16%
	All contract charges	—	63	$11,384	0.78%	—
2015	Lowest contract charge 0.00% Class IB	$207.72	—	—	—	(1.42)%
	Highest contract charge 0.90% Class IB	$133.57	—	—	—	(2.31)%
	All contract charges	—	75	$12,167	0.58%	—

EQ/Wellington Energy
2019	Lowest contract charge 0.00% Class IB	$7.33	—	—	—	0.96%
	Highest contract charge 0.90% Class IB	$67.19	—	—	—	0.09%
	All contract charges	—	275	$11,061	0.99%	—
2018	Lowest contract charge 0.00% Class IB(e)(u)	$7.26	—	—	—	(31.51)%
	Highest contract charge 0.90% Class IB(e)(u)	$67.13	—	—	—	(31.59)%
	All contract charges	—	250	$10,239	0.10%	—

Fidelity® VIP Asset Manager: Growth Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	Highest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	All contract charges	—	13	$1,209	1.26%	—
2018	Lowest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	Highest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	All contract charges	—	14	$1,145	0.99%	—
2017	Lowest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	Highest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	All contract charges	—	15	$1,590	1.05%	—
2016	Lowest contract charge 0.00% Service Class 2	$229.35	—	—	—	2.18%
	Highest contract charge 0.00% Service Class 2	$229.35	—	—	—	2.18%
	All contract charges	—	14	$1,383	1.33%	—
2015	Lowest contract charge 0.00% Service Class 2	$224.46	—	—	—	(0.19)%
	Highest contract charge 0.00% Service Class 2	$224.46	—	—	—	(0.19)%
	All contract charges	—	15	$1,264	0.98%	—

FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	Highest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	All contract charges	—	59	$2,414	1.97%	—
2018	Lowest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	Highest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	All contract charges	—	47	$1,605	2.14%	—
2017	Lowest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	Highest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	All contract charges	—	47	$1,798	1.52%	—
2016	Lowest contract charge 0.00% Service Class 2	$291.49	—	—	—	17.71%
	Highest contract charge 0.00% Service Class 2	$291.49	—	—	—	17.71%
	All contract charges	—	42	$1,580	2.59%	—
2015	Lowest contract charge 0.00% Service Class 2	$247.63	—	—	—	(4.24)%
	Highest contract charge 0.00% Service Class 2	$247.63	—	—	—	(4.24)%
	All contract charges	—	30	$1,051	3.14%	—

Fidelity® VIP Government Money Market Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	Highest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	All contract charges	—	109	$1,568	1.74%	—
2018	Lowest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	Highest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	All contract charges	—	105	$1,467	1.43%	—
2017	Lowest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	Highest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	All contract charges	—	96	$1,089	0.43%	—
2016	Lowest contract charge 0.00% Service Class 2	$100.31	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$100.31	—	—	—	0.01%
	All contract charges	—	73	$1,332	0.02%	—
2015	Lowest contract charge 0.00% Service Class 2	$100.30	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$100.30	—	—	—	0.01%
	All contract charges	—	67	$997	0.01%	—

Fidelity® VIP Growth & Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$387.74	—	—	—	29.68%
	Highest contract charge 0.90% Service Class 2	$261.47	—	—	—	28.51%
	All contract charges	—	97	$11,521	3.48%	—
2018	Lowest contract charge 0.00% Service Class 2	$299.00	—	—	—	(9.19)%
	Highest contract charge 0.90% Service Class 2	$203.46	—	—	—	(10.01)%
	All contract charges	—	88	$8,795	0.19%	—
2017	Lowest contract charge 0.00% Service Class 2	$329.27	—	—	—	16.61%
	Highest contract charge 0.90% Service Class 2	$226.10	—	—	—	15.56%
	All contract charges	—	85	$10,171	1.04%	—
2016	Lowest contract charge 0.00% Service Class 2	$282.36	—	—	—	15.81%
	Highest contract charge 0.90% Service Class 2	$195.65	—	—	—	14.77%
	All contract charges	—	78	$8,609	1.67%	—
2015	Lowest contract charge 0.00% Service Class 2	$243.82	—	—	—	(2.54)%
	Highest contract charge 0.90% Service Class 2	$170.47	—	—	—	(3.42)%
	All contract charges	—	75	$7,288	1.89%	—

Fidelity® VIP High Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	Highest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	All contract charges	—	68	$3,285	5.34%	—
2018	Lowest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	Highest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	All contract charges	—	60	$2,637	5.00%	—

FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP High Income Portfolio (Continued)
2017	Lowest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	Highest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	All contract charges	—	78	$4,071	5.22%	—
2016	Lowest contract charge 0.00% Service Class 2	$246.01	—	—	—	14.17%
	Highest contract charge 0.00% Service Class 2	$246.01	—	—	—	14.17%
	All contract charges	—	72	$3,626	5.77%	—
2015	Lowest contract charge 0.00% Service Class 2	$215.48	—	—	—	(3.86)%
	Highest contract charge 0.00% Service Class 2	$215.48	—	—	—	(3.86)%
	All contract charges	—	70	$3,378	5.88%	—

Fidelity® VIP Investment Grade Bond Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	Highest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	All contract charges	—	929	$41,574	2.65%	—
2018	Lowest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	Highest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	All contract charges	—	771	$36,813	2.34%	—
2017	Lowest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	Highest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	All contract charges	—	588	$16,362	1.80%	—
2016	Lowest contract charge 0.00% Service Class 2	$171.13	—	—	—	4.47%
	Highest contract charge 0.00% Service Class 2	$171.13	—	—	—	4.47%
	All contract charges	—	449	$9,201	2.76%	—
2015	Lowest contract charge 0.00% Service Class 2	$163.80	—	—	—	(0.85)%
	Highest contract charge 0.00% Service Class 2	$163.80	—	—	—	(0.85)%
	All contract charges	—	385	$7,133	2.64%	—

Fidelity® VIP Mid Cap Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$610.74	—	—	—	23.17%
	Highest contract charge 0.90% Service Class 2	$212.83	—	—	—	22.06%
	All contract charges	—	262	$32,751	0.67%	—
2018	Lowest contract charge 0.00% Service Class 2	$495.85	—	—	—	(14.77)%
	Highest contract charge 0.90% Service Class 2	$174.36	—	—	—	(15.54)%
	All contract charges	—	289	$28,415	0.41%	—
2017	Lowest contract charge 0.00% Service Class 2	$581.78	—	—	—	20.53%
	Highest contract charge 0.90% Service Class 2	$206.45	—	—	—	19.45%
	All contract charges	—	238	$31,628	0.51%	—
2016	Lowest contract charge 0.00% Service Class 2	$482.67	—	—	—	11.92%
	Highest contract charge 0.90% Service Class 2	$172.83	—	—	—	10.92%
	All contract charges	—	197	$24,006	0.34%	—
2015	Lowest contract charge 0.00% Service Class 2	$431.25	—	—	—	(1.63)%
	Highest contract charge 0.90% Service Class 2	$155.81	—	—	—	(2.52)%
	All contract charges	—	171	$20,947	0.18%	—

Fidelity® VIP Value Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	Highest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	All contract charges	—	25	$1,133	1.22%	—
2018	Lowest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	Highest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	All contract charges	—	36	$1,304	0.96%	—
2017	Lowest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	Highest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	All contract charges	—	15	$808	1.08%	—
2016	Lowest contract charge 0.00% Service Class 2	$297.43	—	—	—	11.71%
	Highest contract charge 0.00% Service Class 2	$297.43	—	—	—	11.71%
	All contract charges	—	12	$732	1.07%	—
2015	Lowest contract charge 0.00% Service Class 2	$266.25	—	—	—	(0.97)%
	Highest contract charge 0.00% Service Class 2	$266.25	—	—	—	(0.97)%
	All contract charges	—	12	$1,247	1.12%	—

FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Value Strategies Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	Highest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	All contract charges	—	3	$194	1.24%	—
2018	Lowest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	Highest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	All contract charges	—	7	$287	0.58%	—
2017	Lowest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	Highest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	All contract charges	—	6	$529	1.32%	—
2016	Lowest contract charge 0.00% Service Class 2	$360.78	—	—	—	9.27%
	Highest contract charge 0.00% Service Class 2	$360.78	—	—	—	9.27%
	All contract charges	—	3	$334	0.89%	—
2015	Lowest contract charge 0.00% Service Class 2	$330.17	—	—	—	(3.19)%
	Highest contract charge 0.00% Service Class 2	$330.17	—	—	—	(3.19)%
	All contract charges	—	4	$333	0.90%	—

Franklin Mutual Shares VIP Fund
2019	Lowest contract charge 0.00% Class 2	$213.16	—	—	—	22.57%
	Highest contract charge 0.90% Class 2	$195.28	—	—	—	21.47%
	All contract charges	—	92	$9,861	1.85%	—
2018	Lowest contract charge 0.00% Class 2	$173.91	—	—	—	(9.07)%
	Highest contract charge 0.90% Class 2	$160.77	—	—	—	(9.89)%
	All contract charges	—	85	$8,151	2.27%	—
2017	Lowest contract charge 0.00% Class 2	$191.25	—	—	—	8.35%
	Highest contract charge 0.90% Class 2	$178.41	—	—	—	7.37%
	All contract charges	—	101	$10,881	2.25%	—
2016	Lowest contract charge 0.00% Class 2	$176.51	—	—	—	16.06%
	Highest contract charge 0.90% Class 2	$166.16	—	—	—	15.02%
	All contract charges	—	95	$10,495	1.93%	—
2015	Lowest contract charge 0.00% Class 2	$152.09	—	—	—	(4.94)%
	Highest contract charge 0.90% Class 2	$144.46	—	—	—	(5.79)%
	All contract charges	—	102	$10,352	3.16%	—

Franklin Small Cap Value VIP Fund
2019	Lowest contract charge 0.00% Class 2	$244.88	—	—	—	26.35%
	Highest contract charge 0.90% Class 2	$224.33	—	—	—	25.21%
	All contract charges	—	204	$13,349	1.07%	—
2018	Lowest contract charge 0.00% Class 2	$193.81	—	—	—	(12.87)%
	Highest contract charge 0.90% Class 2	$179.16	—	—	—	(13.67)%
	All contract charges	—	214	$11,102	0.90%	—
2017	Lowest contract charge 0.00% Class 2	$222.45	—	—	—	10.65%
	Highest contract charge 0.90% Class 2	$207.52	—	—	—	9.66%
	All contract charges	—	199	$12,256	0.51%	—
2016	Lowest contract charge 0.00% Class 2	$201.04	—	—	—	30.18%
	Highest contract charge 0.90% Class 2	$189.24	—	—	—	29.02%
	All contract charges	—	158	$11,113	0.69%	—
2015	Lowest contract charge 0.00% Class 2	$154.43	—	—	—	(7.38)%
	Highest contract charge 0.90% Class 2	$146.68	—	—	—	(8.22)%
	All contract charges	—	118	$5,236	0.63%	—

Invesco V.I. Diversified Dividend Fund
2019	Lowest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	Highest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	All contract charges	—	625	$17,863	2.73%	—
2018	Lowest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	Highest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	All contract charges	—	583	$13,523	2.25%	—
2017	Lowest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	Highest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	All contract charges	—	574	$14,465	1.49%	—

FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Diversified Dividend Fund (Continued)
2016	Lowest contract charge 0.00% Series II	$187.47	—	—	—	14.53%
	Highest contract charge 0.00% Series II	$187.47	—	—	—	14.53%
	All contract charges	—	554	$13,211	1.55%	—
2015	Lowest contract charge 0.00% Series II	$163.68	—	—	—	1.82%
	Highest contract charge 0.00% Series II	$163.68	—	—	—	1.82%
	All contract charges	—	136	$3,477	1.62%	—

Invesco V.I. Mid Cap Core Equity Fund
2019	Lowest contract charge 0.00% Series II	$199.75	—	—	—	25.04%
	Highest contract charge 0.90% Series II	$182.99	—	—	—	23.91%
	All contract charges	—	47	$4,248	0.21%	—
2018	Lowest contract charge 0.00% Series II	$159.75	—	—	—	(11.60)%
	Highest contract charge 0.90% Series II	$147.68	—	—	—	(12.40)%
	All contract charges	—	46	$3,493	0.13%	—
2017	Lowest contract charge 0.00% Series II	$180.71	—	—	—	14.65%
	Highest contract charge 0.90% Series II	$168.58	—	—	—	13.62%
	All contract charges	—	37	$3,804	0.31%	—
2016	Lowest contract charge 0.00% Series II	$157.62	—	—	—	13.16%
	Highest contract charge 0.90% Series II	$148.37	—	—	—	12.15%
	All contract charges	—	31	$3,382	0.00%	—
2015	Lowest contract charge 0.00% Series II	$139.29	—	—	—	(4.27)%
	Highest contract charge 0.90% Series II	$132.30	—	—	—	(5.14)%
	All contract charges	—	29	$3,003	0.10%	—

Invesco V.I. Small Cap Equity Fund
2019	Lowest contract charge 0.00% Series II	$221.26	—	—	—	26.33%
	Highest contract charge 0.90% Series II	$202.69	—	—	—	25.19%
	All contract charges	—	50	$6,207	0.00%	—
2018	Lowest contract charge 0.00% Series II	$175.15	—	—	—	(15.27)%
	Highest contract charge 0.90% Series II	$161.91	—	—	—	(16.04)%
	All contract charges	—	49	$5,092	0.00%	—
2017	Lowest contract charge 0.00% Series II	$206.72	—	—	—	13.73%
	Highest contract charge 0.90% Series II	$192.84	—	—	—	12.71%
	All contract charges	—	39	$5,917	0.00%	—
2016	Lowest contract charge 0.00% Series II	$181.77	—	—	—	11.84%
	Highest contract charge 0.90% Series II	$171.10	—	—	—	10.83%
	All contract charges	—	32	$4,613	0.00%	—
2015	Lowest contract charge 0.00% Series II	$162.53	—	—	—	(5.74)%
	Highest contract charge 0.90% Series II	$154.38	—	—	—	(6.59)%
	All contract charges	—	34	$4,376	0.00%	—

Ivy VIP Global Equity Income
2019	Lowest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	Highest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	All contract charges	—	28	$686	2.68%	—
2018	Lowest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	Highest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	All contract charges	—	29	$521	1.72%	—
2017	Lowest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	Highest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	All contract charges	—	30	$1,020	1.15%	—
2016	Lowest contract charge 0.00% Class II	$172.14	—	—	—	6.95%
	Highest contract charge 0.00% Class II	$172.14	—	—	—	6.95%
	All contract charges	—	26	$744	1.39%	—
2015	Lowest contract charge 0.00% Class II	$160.95	—	—	—	(2.06)%
	Highest contract charge 0.00% Class II	$160.95	—	—	—	(2.06)%
	All contract charges	—	25	$524	1.27%	—

FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Ivy VIP High Income
2019	Lowest contract charge 0.00% Class II	$133.06	—	—	—	11.19%
	Highest contract charge 0.90% Class II	$125.30	—	—	—	10.19%
	All contract charges	—	789	$41,445	6.52%	—
2018	Lowest contract charge 0.00% Class II	$119.67	—	—	—	(2.11)%
	Highest contract charge 0.90% Class II	$113.71	—	—	—	(3.00)%
	All contract charges	—	722	$35,498	6.23%	—
2017	Lowest contract charge 0.00% Class II	$122.25	—	—	—	6.68%
	Highest contract charge 0.90% Class II	$117.23	—	—	—	5.73%
	All contract charges	—	556	$32,857	5.40%	—
2016	Lowest contract charge 0.00% Class II	$114.60	—	—	—	16.19%
	Highest contract charge 0.90% Class II	$110.88	—	—	—	15.14%
	All contract charges	—	463	$28,761	6.74%	—
2015	Lowest contract charge 0.00% Class II	$98.63	—	—	—	(6.51)%
	Highest contract charge 0.90% Class II	$96.30	—	—	—	(7.35)%
	All contract charges	—	369	$20,390	6.02%	—

Ivy VIP Small Cap Growth
2019	Lowest contract charge 0.00% Class II	$237.38	—	—	—	23.37%
	Highest contract charge 0.90% Class II	$217.46	—	—	—	22.26%
	All contract charges	—	115	$14,853	0.00%	—
2018	Lowest contract charge 0.00% Class II	$192.42	—	—	—	(4.11)%
	Highest contract charge 0.90% Class II	$177.87	—	—	—	(4.98)%
	All contract charges	—	98	$12,355	0.38%	—
2017	Lowest contract charge 0.00% Class II	$200.67	—	—	—	23.12%
	Highest contract charge 0.90% Class II	$187.20	—	—	—	22.01%
	All contract charges	—	81	$12,406	0.00%	—
2016	Lowest contract charge 0.00% Class II	$162.99	—	—	—	2.91%
	Highest contract charge 0.90% Class II	$153.43	—	—	—	1.99%
	All contract charges	—	72	$8,691	0.00%	—
2015	Lowest contract charge 0.00% Class II	$158.38	—	—	—	1.88%
	Highest contract charge 0.90% Class II	$150.43	—	—	—	0.97%
	All contract charges	—	75	$8,951	0.00%	—

Lord Abbett Series Fund - Bond Debenture Portfolio
2019	Lowest contract charge 0.00% Class VC Shares(v)	$104.15	—	—	—	2.11%
	Highest contract charge 0.00% Class VC Shares(v)	$104.15	—	—	—	2.11%
	All contract charges	—	—	—	0.00%	—

MFS® Investors Trust Series
2019	Lowest contract charge 0.00% Service Class	$286.39	—	—	—	31.25%
	Highest contract charge 0.90% Service Class	$262.36	—	—	—	30.07%
	All contract charges	—	16	$4,515	0.48%	—
2018	Lowest contract charge 0.00% Service Class	$218.20	—	—	—	(5.71)%
	Highest contract charge 0.90% Service Class	$201.71	—	—	—	(6.56)%
	All contract charges	—	14	$3,162	0.42%	—
2017	Lowest contract charge 0.00% Service Class	$231.41	—	—	—	23.02%
	Highest contract charge 0.90% Service Class	$215.88	—	—	—	21.92%
	All contract charges	—	18	$4,027	0.57%	—
2016	Lowest contract charge 0.00% Service Class	$188.10	—	—	—	8.32%
	Highest contract charge 0.80% Service Class	$178.26	—	—	—	7.45%
	All contract charges	—	15	$2,618	0.57%	—
2015	Lowest contract charge 0.00% Service Class	$173.66	—	—	—	(0.05)%
	Highest contract charge 0.80% Service Class	$165.90	—	—	—	(0.84)%
	All contract charges	—	13	$2,199	0.70%	—

FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Massachusetts Investors Growth Stock Portfolio
2019	Lowest contract charge 0.00% Service Class	$339.48	—	—	—	39.59%
	Highest contract charge 0.90% Service Class	$311.00	—	—	—	38.33%
	All contract charges	—	36	$11,873	0.36%	—
2018	Lowest contract charge 0.00% Service Class	$243.20	—	—	—	0.57%
	Highest contract charge 0.90% Service Class	$224.83	—	—	—	(0.33)%
	All contract charges	—	26	$5,987	0.32%	—
2017	Lowest contract charge 0.00% Service Class	$241.81	—	—	—	28.10%
	Highest contract charge 0.90% Service Class	$225.58	—	—	—	26.95%
	All contract charges	—	20	$4,741	0.41%	—
2016	Lowest contract charge 0.00% Service Class	$188.77	—	—	—	5.84%
	Highest contract charge 0.90% Service Class	$177.69	—	—	—	4.89%
	All contract charges	—	19	$3,765	0.40%	—
2015	Lowest contract charge 0.00% Service Class(b)	$178.35	—	—	—	(1.63)%
	Highest contract charge 0.90% Service Class(b)	$169.40	—	—	—	(2.31)%
	All contract charges	—	13	$2,155	0.46%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.00% Class IA	$520.07	—	—	—	33.35%
	Highest contract charge 0.90% Class IA	$503.13	—	—	—	32.15%
	All contract charges	—	422	$493,784	0.76%	—
2018	Lowest contract charge 0.00% Class IA	$390.01	—	—	—	(0.21)%
	Highest contract charge 0.90% Class IA	$380.73	—	—	—	(1.11)%
	All contract charges	—	442	$396,908	0.13%	—
2017	Lowest contract charge 0.00% Class IA	$390.83	—	—	—	30.35%
	Highest contract charge 0.90% Class IA	$385.02	—	—	—	29.18%
	All contract charges	—	466	$423,844	0.16%	—
2016	Lowest contract charge 0.00% Class IA	$299.83	—	—	—	3.44%
	Highest contract charge 0.90% Class IA	$298.04	—	—	—	2.51%
	All contract charges	—	498	$351,429	0.53%	—
2015	Lowest contract charge 0.00% Class IA	$289.86	—	—	—	3.99%
	Highest contract charge 0.90% Class IA	$290.74	—	—	—	3.06%
	All contract charges	—	542	$373,360	0.16%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.00% Class IB	$264.88	—	—	—	33.35%
	Highest contract charge 0.60% Class IB	$234.93	—	—	—	32.55%
	All contract charges	—	160	$39,428	0.76%	—
2018	Lowest contract charge 0.00% Class IB	$198.63	—	—	—	(0.21)%
	Highest contract charge 0.60% Class IB	$177.24	—	—	—	(0.81)%
	All contract charges	—	168	$31,185	0.13%	—
2017	Lowest contract charge 0.00% Class IB	$199.05	—	—	—	30.35%
	Highest contract charge 0.60% Class IB	$178.69	—	—	—	29.57%
	All contract charges	—	175	$32,450	0.16%	—
2016	Lowest contract charge 0.00% Class IB	$152.70	—	—	—	3.43%
	Highest contract charge 0.60% Class IB	$137.91	—	—	—	2.82%
	All contract charges	—	178	$25,303	0.53%	—
2015	Lowest contract charge 0.00% Class IB	$147.63	—	—	—	3.99%
	Highest contract charge 0.60% Class IB	$134.13	—	—	—	3.37%
	All contract charges	—	194	$26,699	0.16%	—

Multimanager Core Bond
2019	Lowest contract charge 0.00% Class IA	$191.46	—	—	—	7.38%
	Highest contract charge 0.60% Class IA	$181.19	—	—	—	6.74%
	All contract charges	—	193	$19,616	2.14%	—
2018	Lowest contract charge 0.00% Class IA	$178.30	—	—	—	(0.40)%
	Highest contract charge 0.60% Class IA	$169.75	—	—	—	(1.00)%
	All contract charges	—	187	$19,048	2.71%	—

FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Core Bond (Continued)
2017	Lowest contract charge 0.00% Class IA	$179.01	—	—	—	3.00%
	Highest contract charge 0.60% Class IA	$171.47	—	—	—	2.38%
	All contract charges	—	180	$20,013	2.08%	—
2016	Lowest contract charge 0.00% Class IA	$173.80	—	—	—	2.64%
	Highest contract charge 0.60% Class IA	$167.48	—	—	—	2.02%
	All contract charges	—	169	$20,450	2.08%	—
2015	Lowest contract charge 0.00% Class IA	$169.33	—	—	—	0.12%
	Highest contract charge 0.60% Class IA	$164.16	—	—	—	(0.47)%
	All contract charges	—	159	$20,844	1.92%	—

Multimanager Core Bond
2019	Lowest contract charge 0.00% Class IB	$197.36	—	—	—	7.38%
	Highest contract charge 0.90% Class IB	$167.72	—	—	—	6.41%
	All contract charges	—	231	$42,942	2.14%	—
2018	Lowest contract charge 0.00% Class IB	$183.79	—	—	—	(0.40)%
	Highest contract charge 0.90% Class IB	$157.61	—	—	—	(1.30)%
	All contract charges	—	236	$40,858	2.71%	—
2017	Lowest contract charge 0.00% Class IB	$184.52	—	—	—	3.00%
	Highest contract charge 0.90% Class IB	$159.68	—	—	—	2.08%
	All contract charges	—	256	$44,615	2.08%	—
2016	Lowest contract charge 0.00% Class IB	$179.14	—	—	—	2.64%
	Highest contract charge 0.90% Class IB	$156.43	—	—	—	1.72%
	All contract charges	—	292	$49,249	2.08%	—
2015	Lowest contract charge 0.00% Class IB	$174.54	—	—	—	0.13%
	Highest contract charge 0.90% Class IB	$153.79	—	—	—	(0.77)%
	All contract charges	—	304	$50,153	1.92%	—

Multimanager Mid Cap Growth
2019	Lowest contract charge 0.00% Class IA	$607.84	—	—	—	32.96%
	Highest contract charge 0.60% Class IA	$333.42	—	—	—	32.16%
	All contract charges	—	23	$13,915	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$457.16	—	—	—	(5.77)%
	Highest contract charge 0.60% Class IA	$252.28	—	—	—	(6.34)%
	All contract charges	—	25	$11,157	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$485.17	—	—	—	26.67%
	Highest contract charge 0.60% Class IA	$269.36	—	—	—	25.91%
	All contract charges	—	27	$12,687	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$383.02	—	—	—	6.79%
	Highest contract charge 0.60% Class IA	$213.93	—	—	—	6.15%
	All contract charges	—	28	$10,529	0.10%	—
2015	Lowest contract charge 0.00% Class IA	$358.68	—	—	—	(1.51)%
	Highest contract charge 0.60% Class IA	$201.54	—	—	—	(2.10)%
	All contract charges	—	31	$10,804	0.00%	—

Multimanager Mid Cap Growth
2019	Lowest contract charge 0.00% Class IB	$536.78	—	—	—	32.96%
	Highest contract charge 0.90% Class IB	$294.49	—	—	—	31.76%
	All contract charges	—	58	$21,149	0.00%	—
2018	Lowest contract charge 0.00% Class IB	$403.71	—	—	—	(5.77)%
	Highest contract charge 0.90% Class IB	$223.50	—	—	—	(6.63)%
	All contract charges	—	58	$15,468	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$428.45	—	—	—	26.66%
	Highest contract charge 0.90% Class IB	$239.36	—	—	—	25.52%
	All contract charges	—	60	$16,955	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$338.26	—	—	—	6.78%
	Highest contract charge 0.90% Class IB	$190.69	—	—	—	5.82%
	All contract charges	—	88	$19,160	0.10%	—
2015	Lowest contract charge 0.00% Class IB	$316.79	—	—	—	(1.52)%
	Highest contract charge 0.90% Class IB	$180.20	—	—	—	(2.41)%
	All contract charges	—	97	$19,711	0.00%	—

FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Mid Cap Value
2019	Lowest contract charge 0.00% Class IA	$500.84	—	—	—	24.97%
	Highest contract charge 0.60% Class IA	$298.41	—	—	—	24.22%
	All contract charges	—	37	$10,018	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$400.77	—	—	—	(12.75)%
	Highest contract charge 0.60% Class IA	$240.23	—	—	—	(13.27)%
	All contract charges	—	35	$8,377	0.75%	—
2017	Lowest contract charge 0.00% Class IA	$459.32	—	—	—	9.28%
	Highest contract charge 0.60% Class IA	$277.00	—	—	—	8.63%
	All contract charges	—	35	$10,131	0.76%	—
2016	Lowest contract charge 0.00% Class IA	$420.32	—	—	—	19.09%
	Highest contract charge 0.60% Class IA	$255.00	—	—	—	18.38%
	All contract charges	—	39	$10,599	1.02%	—
2015	Lowest contract charge 0.00% Class IA	$352.93	—	—	—	(5.54)%
	Highest contract charge 0.60% Class IA	$215.41	—	—	—	(6.11)%
	All contract charges	—	40	$9,746	0.68%	—

Multimanager Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$328.00	—	—	—	24.97%
	Highest contract charge 0.90% Class IB	$278.73	—	—	—	23.84%
	All contract charges	—	86	$25,955	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$262.46	—	—	—	(12.75)%
	Highest contract charge 0.90% Class IB	$225.07	—	—	—	(13.53)%
	All contract charges	—	103	$24,756	0.75%	—
2017	Lowest contract charge 0.00% Class IB	$300.80	—	—	—	9.27%
	Highest contract charge 0.90% Class IB	$260.30	—	—	—	8.29%
	All contract charges	—	111	$30,843	0.76%	—
2016	Lowest contract charge 0.00% Class IB	$275.28	—	—	—	19.08%
	Highest contract charge 0.90% Class IB	$240.37	—	—	—	18.01%
	All contract charges	—	144	$36,624	1.02%	—
2015	Lowest contract charge 0.00% Class IB	$231.18	—	—	—	(5.55)%
	Highest contract charge 0.90% Class IB	$203.69	—	—	—	(6.40)%
	All contract charges	—	161	$34,517	0.68%	—

Multimanager Technology
2019	Lowest contract charge 0.00% Class IA	$997.39	—	—	—	37.87%
	Highest contract charge 0.60% Class IA	$500.61	—	—	—	37.04%
	All contract charges	—	67	$28,563	0.15%	—
2018	Lowest contract charge 0.00% Class IA	$723.43	—	—	—	2.29%
	Highest contract charge 0.60% Class IA	$365.30	—	—	—	1.68%
	All contract charges	—	68	$23,252	0.16%	—
2017	Lowest contract charge 0.00% Class IA	$707.20	—	—	—	39.12%
	Highest contract charge 0.60% Class IA	$359.27	—	—	—	38.29%
	All contract charges	—	42	$22,064	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$508.34	—	—	—	8.95%
	Highest contract charge 0.60% Class IA	$259.80	—	—	—	8.30%
	All contract charges	—	43	$17,008	0.01%	—
2015	Lowest contract charge 0.00% Class IA	$466.60	—	—	—	6.29%
	Highest contract charge 0.60% Class IA	$239.90	—	—	—	5.65%
	All contract charges	—	45	$16,131	0.00%	—

Multimanager Technology
2019	Lowest contract charge 0.00% Class IB	$810.86	—	—	—	37.87%
	Highest contract charge 0.90% Class IB	$424.76	—	—	—	36.63%
	All contract charges	—	276	$139,845	0.15%	—
2018	Lowest contract charge 0.00% Class IB	$588.13	—	—	—	2.29%
	Highest contract charge 0.90% Class IB	$310.88	—	—	—	1.37%
	All contract charges	—	293	$107,753	0.16%	—
2017	Lowest contract charge 0.00% Class IB	$574.94	—	—	—	39.12%
	Highest contract charge 0.90% Class IB	$306.69	—	—	—	37.88%
	All contract charges	—	292	$105,528	0.00%	—

FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Technology (Continued)
2016	Lowest contract charge 0.00% Class IB	$413.27	—	—	—	8.94%
	Highest contract charge 0.90% Class IB	$222.44	—	—	—	7.96%
	All contract charges	—	284	$73,856	0.01%	—
2015	Lowest contract charge 0.00% Class IB	$379.34	—	—	—	6.29%
	Highest contract charge 0.90% Class IB	$206.03	—	—	—	5.34%
	All contract charges	—	301	$71,400	0.00%	—

Natural Resources Portfolio
2019	Lowest contract charge 0.00% Class I	$55.07	—	—	—	10.25%
	Highest contract charge 0.00% Class I	$55.07	—	—	—	10.25%
	All contract charges	—	79	$1,356	0.00%	—
2018	Lowest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	Highest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	All contract charges	—	92	$1,916	0.00%	—
2017	Lowest contract charge 0.00% Class I	$61.23	—	—	—	(0.54)%
	Highest contract charge 0.00% Class I	$61.23	—	—	—	(0.54)%
	All contract charges	—	118	$4,277	0.00%	—
2016	Lowest contract charge 0.00% Class II	$61.56	—	—	—	24.82%
	Highest contract charge 0.00% Class II	$61.56	—	—	—	24.82%
	All contract charges	—	102	$3,924	0.00%	—
2015	Lowest contract charge 0.00% Class I	$49.32	—	—	—	(28.84)%
	Highest contract charge 0.00% Class II	$49.32	—	—	—	(28.84)%
	All contract charges	—	86	$2,626	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2019	Lowest contract charge 0.00% Advisor Class	$69.65	—	—	—	11.35%
	Highest contract charge 0.90% Advisor Class	$63.81	—	—	—	10.36%
	All contract charges	—	165	$11,305	4.35%	—
2018	Lowest contract charge 0.00% Advisor Class	$62.55	—	—	—	(14.21)%
	Highest contract charge 0.90% Advisor Class	$57.82	—	—	—	(14.98)%
	All contract charges	—	154	$9,531	1.97%	—
2017	Lowest contract charge 0.00% Advisor Class	$72.91	—	—	—	2.06%
	Highest contract charge 0.90% Advisor Class	$68.01	—	—	—	1.13%
	All contract charges	—	147	$10,603	10.89%	—
2016	Lowest contract charge 0.00% Advisor Class	$71.44	—	—	—	14.87%
	Highest contract charge 0.90% Advisor Class	$67.25	—	—	—	13.85%
	All contract charges	—	136	$9,580	1.02%	—
2015	Lowest contract charge 0.00% Advisor Class	$62.19	—	—	—	(25.66)%
	Highest contract charge 0.90% Advisor Class	$59.07	—	—	—	(26.34)%
	All contract charges	—	132	$8,067	4.22%	—

T. Rowe Price Equity Income Portfolio
2019	Lowest contract charge 0.00% Class II	$239.36	—	—	—	26.04%
	Highest contract charge 0.90% Class II	$219.28	—	—	—	24.91%
	All contract charges	—	69	$16,187	2.08%	—
2018	Lowest contract charge 0.00% Class II	$189.91	—	—	—	(9.69)%
	Highest contract charge 0.90% Class II	$175.55	—	—	—	(10.51)%
	All contract charges	—	70	$13,050	1.80%	—
2017	Lowest contract charge 0.00% Class II	$210.29	—	—	—	15.73%
	Highest contract charge 0.90% Class II	$196.17	—	—	—	14.69%
	All contract charges	—	68	$13,994	1.51%	—
2016	Lowest contract charge 0.00% Class II	$181.71	—	—	—	18.86%
	Highest contract charge 0.90% Class II	$171.04	—	—	—	17.79%
	All contract charges	—	71	$12,645	1.79%	—
2015	Lowest contract charge 0.00% Class II	$152.88	—	—	—	(7.11)%
	Highest contract charge 0.90% Class II	$145.21	—	—	—	(7.94)%
	All contract charges	—	115	$17,055	1.59%	—

FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2015 Allocation
2019	Lowest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	Highest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	All contract charges	—	66	$2,298	1.94%	—
2018	Lowest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	Highest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	All contract charges	—	47	$1,710	1.80%	—
2017	Lowest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	Highest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	All contract charges	—	34	$1,892	1.51%	—
2016	Lowest contract charge 0.00% Class B	$141.64	—	—	—	5.63%
	Highest contract charge 0.00% Class B	$141.64	—	—	—	5.63%
	All contract charges	—	14	$288	1.61%	—
2015	Lowest contract charge 0.00% Class B	$134.09	—	—	—	(1.91)%
	Highest contract charge 0.00% Class B	$134.09	—	—	—	(1.91)%
	All contract charges	—	12	$223	2.33%	—

Target 2025 Allocation
2019	Lowest contract charge 0.00% Class B	$193.04	—	—	—	19.37%
	Highest contract charge 0.80% Class B	$126.00	—	—	—	18.43%
	All contract charges	—	174	$14,449	1.94%	—
2018	Lowest contract charge 0.00% Class B	$161.71	—	—	—	(6.15)%
	Highest contract charge 0.80% Class B	$106.39	—	—	—	(6.90)%
	All contract charges	—	154	$9,626	1.77%	—
2017	Lowest contract charge 0.00% Class B	$172.30	—	—	—	15.42%
	Highest contract charge 0.80% Class B	$114.28	—	—	—	14.50%
	All contract charges	—	119	$7,645	1.85%	—
2016	Lowest contract charge 0.00% Class B	$149.28	—	—	—	7.41%
	Highest contract charge 0.80% Class B(a)	$99.81	—	—	—	6.55%
	All contract charges	—	69	$2,092	1.65%	—
2015	Lowest contract charge 0.00% Class B	$138.98	—	—	—	(2.04)%
	Highest contract charge 0.60% Class B(a)	$93.80	—	—	—	(5.65)%
	All contract charges	—	49	$1,261	1.41%	—

Target 2035 Allocation
2019	Lowest contract charge 0.00% Class B	$204.95	—	—	—	22.33%
	Highest contract charge 0.60% Class B	$131.82	—	—	—	21.59%
	All contract charges	—	155	$7,266	1.74%	—
2018	Lowest contract charge 0.00% Class B	$167.54	—	—	—	(7.17)%
	Highest contract charge 0.60% Class B	$108.41	—	—	—	(7.73)%
	All contract charges	—	83	$4,750	1.71%	—
2017	Lowest contract charge 0.00% Class B	$180.49	—	—	—	17.77%
	Highest contract charge 0.60% Class B	$117.49	—	—	—	17.06%
	All contract charges	—	52	$3,313	1.79%	—
2016	Lowest contract charge 0.00% Class B	$153.26	—	—	—	8.03%
	Highest contract charge 0.60% Class B	$100.37	—	—	—	7.38%
	All contract charges	—	30	$1,344	1.57%	—
2015	Lowest contract charge 0.00% Class B	$141.87	—	—	—	(2.03)%
	Highest contract charge 0.60% Class B(a)	$93.47	—	—	—	(5.98)%
	All contract charges	—	24	$864	1.43%	—

Target 2045 Allocation
2019	Lowest contract charge 0.00% Class B	$212.36	—	—	—	24.34%
	Highest contract charge 0.60% Class B	$135.03	—	—	—	23.60%
	All contract charges	—	74	$4,947	1.86%	—
2018	Lowest contract charge 0.00% Class B	$170.79	—	—	—	(7.98)%
	Highest contract charge 0.60% Class B	$109.25	—	—	—	(8.54)%
	All contract charges	—	51	$2,829	1.88%	—

FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2045 Allocation (Continued)
2017	Lowest contract charge 0.00% Class B	$185.61	—	—	—	19.69%
	Highest contract charge 0.60% Class B	$119.45	—	—	—	18.97%
	All contract charges	—	28	$1,776	1.71%	—
2016	Lowest contract charge 0.00% Class B	$155.07	—	—	—	8.69%
	Highest contract charge 0.60% Class B	$100.40	—	—	—	8.04%
	All contract charges	—	15	$753	1.65%	—
2015	Lowest contract charge 0.00% Class B	$142.67	—	—	—	(2.23)%
	Highest contract charge 0.60% Class B(a)	$92.93	—	—	—	(6.52)%
	All contract charges	—	16	$571	1.91%	—

Target 2055 Allocation
2019	Lowest contract charge 0.00% Class B	$144.67	—	—	—	26.79%
	Highest contract charge 0.60% Class B	$140.66	—	—	—	26.03%
	All contract charges	—	33	$1,713	1.81%	—
2018	Lowest contract charge 0.00% Class B	$114.10	—	—	—	(8.79)%
	Highest contract charge 0.60% Class B	$111.61	—	—	—	(9.33)%
	All contract charges	—	15	$937	1.82%	—
2017	Lowest contract charge 0.00% Class B	$125.09	—	—	—	21.79%
	Highest contract charge 0.60% Class B	$123.10	—	—	—	21.07%
	All contract charges	—	8	$606	1.71%	—
2016	Lowest contract charge 0.00% Class B	$102.71	—	—	—	9.51%
	Highest contract charge 0.60% Class B(a)	$101.68	—	—	—	8.85%
	All contract charges	—	2	$264	1.83%	—
2015	Lowest contract charge 0.00% Class B(a)	$93.79	—	—	—	(6.70)%
	Highest contract charge 0.00% Class B(a)	$93.79	—	—	—	(6.70)%
	All contract charges	—	—	$46	3.95%	—

Templeton Developing Markets VIP Fund
2019	Lowest contract charge 0.00% Class 2	$138.90	—	—	—	26.70%
	Highest contract charge 0.90% Class 2	$127.25	—	—	—	25.56%
	All contract charges	—	135	$18,318	1.04%	—
2018	Lowest contract charge 0.00% Class 2	$109.63	—	—	—	(15.80)%
	Highest contract charge 0.90% Class 2	$101.35	—	—	—	(16.56)%
	All contract charges	—	160	$17,140	0.80%	—
2017	Lowest contract charge 0.00% Class 2	$130.20	—	—	—	40.41%
	Highest contract charge 0.90% Class 2	$121.46	—	—	—	39.16%
	All contract charges	—	137	$17,444	0.96%	—
2016	Lowest contract charge 0.00% Class 2	$92.73	—	—	—	17.44%
	Highest contract charge 0.90% Class 2	$87.28	—	—	—	16.39%
	All contract charges	—	104	$9,563	0.81%	—
2015	Lowest contract charge 0.00% Class 2	$78.96	—	—	—	(19.60)%
	Highest contract charge 0.90% Class 2	$74.99	—	—	—	(20.33)%
	All contract charges	—	101	$7,804	1.97%	—

Templeton Global Bond VIP Fund
2019	Lowest contract charge 0.00% Class 2	$129.62	—	—	—	2.01%
	Highest contract charge 0.90% Class 2	$118.74	—	—	—	1.09%
	All contract charges	—	668	$48,514	7.12%	—
2018	Lowest contract charge 0.00% Class 2	$127.06	—	—	—	1.94%
	Highest contract charge 0.90% Class 2	$117.46	—	—	—	1.01%
	All contract charges	—	643	$46,400	0.00%	—
2017	Lowest contract charge 0.00% Class 2	$124.64	—	—	—	1.92%
	Highest contract charge 0.90% Class 2	$116.28	—	—	—	1.02%
	All contract charges	—	586	$45,630	0.00%	—
2016	Lowest contract charge 0.00% Class 2	$122.29	—	—	—	2.94%
	Highest contract charge 0.90% Class 2	$115.11	—	—	—	2.01%
	All contract charges	—	529	$41,472	0.00%	—
2015	Lowest contract charge 0.00% Class 2	$118.80	—	—	—	(4.30)%
	Highest contract charge 0.90% Class 2	$112.84	—	—	—	(5.17)%
	All contract charges	—	529	$42,461	7.79%	—

FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Growth VIP Fund
2019	Lowest contract charge 0.00% Class 2	$178.02	—	—	—	15.15%
	Highest contract charge 0.90% Class 2	$163.09	—	—	—	14.12%
	All contract charges	—	29	$4,967	2.77%	—
2018	Lowest contract charge 0.00% Class 2	$154.60	—	—	—	(14.85)%
	Highest contract charge 0.90% Class 2	$142.91	—	—	—	(15.62)%
	All contract charges	—	29	$4,401	1.97%	—
2017	Lowest contract charge 0.00% Class 2	$181.56	—	—	—	18.50%
	Highest contract charge 0.90% Class 2	$169.37	—	—	—	17.44%
	All contract charges	—	30	$5,260	1.60%	—
2016	Lowest contract charge 0.00% Class 2	$153.21	—	—	—	9.62%
	Highest contract charge 0.90% Class 2	$144.22	—	—	—	8.64%
	All contract charges	—	31	$4,575	2.03%	—
2015	Lowest contract charge 0.00% Class 2	$139.77	—	—	—	(6.48)%
	Highest contract charge 0.90% Class 2	$132.75	—	—	—	(7.33)%
	All contract charges	—	33	$4,511	2.55%	—

VanEck VIP Global Hard Assets Fund
2019	Lowest contract charge 0.00% Class S Shares	$66.70	—	—	—	11.56%
	Highest contract charge 0.90% Class S Shares	$61.09	—	—	—	10.53%
	All contract charges	—	162	$10,697	0.00%	—
2018	Lowest contract charge 0.00% Class S Shares	$59.79	—	—	—	(28.42)%
	Highest contract charge 0.90% Class S Shares	$55.27	—	—	—	(29.07)%
	All contract charges	—	143	$8,441	0.00%	—
2017	Lowest contract charge 0.00% Class S Shares	$83.53	—	—	—	(1.97)%
	Highest contract charge 0.90% Class S Shares	$77.92	—	—	—	(2.86)%
	All contract charges	—	151	$12,427	0.00%	—
2016	Lowest contract charge 0.00% Class S Shares	$85.21	—	—	—	43.40%
	Highest contract charge 0.90% Class S Shares	$80.21	—	—	—	42.14%
	All contract charges	—	155	$12,986	0.38%	—
2015	Lowest contract charge 0.00% Class S Shares	$59.42	—	—	—	(33.62)%
	Highest contract charge 0.90% Class S Shares	$56.43	—	—	—	(34.23)%
	All contract charges	—	147	$8,559	0.03%	—

Vanguard Variable Insurance Fund - Equity Index Portfolio
2019	Lowest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	Highest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	All contract charges	—	42	$14,834	2.12%	—
2018	Lowest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	Highest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	All contract charges	—	48	$13,016	1.56%	—
2017	Lowest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	Highest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	All contract charges	—	31	$8,898	1.78%	—
2016	Lowest contract charge 0.60% Common Shares	$236.19	—	—	—	11.14%
	Highest contract charge 0.60% Common Shares	$236.19	—	—	—	11.14%
	All contract charges	—	31	$7,243	2.38%	—
2015	Lowest contract charge 0.60% Common Shares	$212.51	—	—	—	0.66%
	Highest contract charge 0.60% Common Shares	$212.51	—	—	—	0.66%
	All contract charges	—	37	$7,894	1.66%	—

(a)	Units were made available on May 26, 2015.
(b)	Units were made available on March 27, 2015.
(c)	Units were made available on May 20, 2016.
(d)	Units were made available on May 19, 2017.
(e)	Units were made available on October 22, 2018.
(f)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(g)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.

FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2019

8.	Financial Highlights (Concluded)

(h)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
(i)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
(j)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(k)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(l)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(m)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(n)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(o)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(p)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.
(q)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(r)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.
(s)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.
(t)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.
(u)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.
(v)	Units were made available on July 15, 2019.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations (“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the “Surviving Portfolio”) will replace interests in the current investment options (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Science and Technology	EQ/MFS Technology
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-171

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

F-1

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

F-2

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

F-3

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

F-4

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

F-5

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

F-6

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

F-7

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

F-8

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

F-9

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

F-10

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

F-11

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

F-12

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this

F-13

review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

F-14

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

F-15

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

F-16

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

F-17

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

F-18

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

F-19

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

F-20

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

F-21

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

F-22

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect

F-23

on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

F-24

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

F-25

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

F-26

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

F-27

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

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	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

F-29

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

F-30

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

F-31

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

F-32

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or

F-33

less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

F-34

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

F-35

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

F-36

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

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Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

F-38

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

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The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

F-40

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

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Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the

F-42

credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract

F-43

account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

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The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

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	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

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(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

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The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

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Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed

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debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

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The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

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•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

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Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

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Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

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The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

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During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

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	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

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11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

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Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

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AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

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Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

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Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

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The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

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2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

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The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with

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one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

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	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

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The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

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In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

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16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of

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income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

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In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

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Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

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Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

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Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

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Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

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21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

F-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

F-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

F-79

Incentive Life Optimizer®

An individual flexible premium variable life insurance policy issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company with variable investment options offered under the Company’s Separate Account FP.

Prospectus dated May 1, 2020

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. This prospectus supersedes all prior prospectuses and supplements. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

This prospectus describes the Incentive Life Optimizer® policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy’s material features, benefits, rights and obligations, as well as other information. The description of the policy’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. To make this prospectus easier to read, we sometimes use different words than the policy. The Company or your financial professional can provide any further explanation about your policy.

This policy is no longer sold. This prospectus is for current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.

For information about income, estate and gift taxes in connection with life insurance policies as well as possible estate and gift tax consequences, please see the Tax information section later in this prospectus, including the information under “Estate, gift, and generation-skipping taxes.”

What is Incentive Life Optimizer®?

Incentive Life Optimizer® provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

Variable investment options

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(3)
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World Fund®
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation(1)
•	EQ/All Asset Growth Allocation(2)
•	EQ/American Century Mid Cap Value(3)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(2)(3)
•	EQ/ClearBridge Large Cap Growth
•	EQ/Common Stock Index
•	EQ/Conservative Allocation(1)
•	EQ/Conservative-Plus Allocation(1)
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(2)
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility

Variable investment options

•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(3)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(2)
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology(3)
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation(1)
•	EQ/Moderate-Plus Allocation(1)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth(3)
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Mid Cap
•	Franklin Mutual Shares VIP
•	Franklin Small Cap Value VIP
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	PIMCO CommodityRealReturn® Strategy
•	T. Rowe Price Equity Income II
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation
•	Templeton Developing Markets VIP
•	Templeton Global Bond VIP
•	Templeton Growth VIP
•	VanEck VIP Global Hard Assets

(1)	Also referred to as an “EQ Allocation investment option” in this prospectus.
(2)

This is the variable investment option’s new name. Please see “About the Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of the prospectus.

(3)

This is the surviving variable investment option of a Portfolio merger. Please see “About the Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding “Portfolio” that is part of one of the trusts (the “Trusts”), which are mutual funds. Please see “About the Portfolios of the Trusts” for more information about the Portfolios and

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

#844250/AA & ADL

the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy’s insured person dies will generally be income tax free.

Other choices you have.  You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as “premiums”) to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by “riders” to your policy.

Other policies.  We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with another policy may not be to your advantage. You can contact us to find out more about any other insurance policy.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a web-site, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-777-6510 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

Contents of this Prospectus

1. Risk/benefit summary: Charges and expenses you will pay	6
Tables of policy charges	6
How we allocate charges among your investment options	9
Changes in charges	9

2. Risk/benefit summary: Policy features, benefits and risks	10
How you can pay for and contribute to your policy	10
The minimum amount of premiums you must pay	11
You can guarantee that your policy will not terminate before a certain date	11
You can elect a “paid up” death benefit guarantee	12
You can receive an accelerated death benefit under the Long Term Care ServicesSM Rider	12
Investment options within your policy	12
About your life insurance benefit	13
Alternative higher death benefit in certain cases	13
You can increase or decrease your insurance coverage	15
Accessing your money	15
Risks of investing in a policy	16
How the Incentive Life Optimizer® variable life insurance policy is available	16

3. The Company	17
How to reach us	18
About our Separate Account FP	19
Your voting privileges	19
About the Trusts	19

4. About the Portfolios of the Trusts	20

5. Determining your policy’s value	31
Your policy account value	31

“Financial professional” means the registered representative of either Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN) or an unaffiliated broker dealer which has entered into a selling agreement with Equitable Distributors, LLC who is offering you this policy.

When we address the reader of this prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy’s owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word “owner” therefore refers to all owners.

When we use the word “state,” we also mean any other local jurisdiction whose laws or regulations affect a policy.

3

6. Transferring your money among our investment options	32
Transfers you can make	32
How to make transfers	32
Our automatic transfer service	32
Our asset rebalancing service	33

7. Accessing your money	34
Borrowing from your policy	34
Loan extension (for guideline premium test policies only)	35
Making withdrawals from your policy	36
Surrendering your policy for its net cash surrender value	36
Your option to receive a terminal illness living benefit	36

8. Tax information	38
Basic income tax treatment for you and your beneficiary	38
Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)	38
Tax treatment of living benefits rider or Long Term Care ServicesSM Rider under a policy with the applicable rider	40
Business and employer owned policies	40
Requirement that we diversify investments	41
Estate, gift, and generation-skipping taxes	41
Pension and profit-sharing plans	42
Split-dollar and other employee benefit programs	42
ERISA	42
3.8% Tax on Net Investment Income or “NII”	42
Our taxes	42
Tax withholding and information reporting	42
Possibility of future tax changes and other tax information	43

9. More information about policy features and benefits	45
Guarantee premium test for the no-lapse guarantee	45
Paid up death benefit guarantee	45
Other benefits you can add by rider	46
Customer loyalty credit	50
Variations among Incentive Life Optimizer® policies	50
Your options for receiving policy proceeds	50
Your right to cancel within a certain number of days	51

10. More information about certain policy charges	52
Deducting policy charges	52
Charges that the Trusts deduct	55

11. More information about procedures that apply to your policy	56
Dates and prices at which policy events occur	56
Policy issuance	57
Ways to make premium and loan payments	57
Assigning your policy	57
You can change your policy’s insured person	58
Requirements for surrender requests	58
Gender-neutral policies	58
Future policy exchanges	58
Broker transaction authority	58

12. More information about other matters	59
About our general account	59
Transfers of your policy account value	59
Telephone and Internet requests	60
COVID-19	61
Cybersecurity risks and catastrophic events	61
Suicide and certain misstatements	62
When we pay policy proceeds	62
Changes we can make	62
Reports we will send you	62
Distribution of the policies	63
Legal proceedings	65

13. Financial statements of Separate Account FP and the Company	66

14. Personalized illustrations	67
Illustrations of policy benefits	67

Requesting more information Statement of Additional Information — Table of contents

4

An index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

Access Account	50
Administrative Office	18
age	57
Allocation Date	12
alternative death benefit	13
amount at risk	53
anniversary	56
assign; assignment	57
automatic transfer service	56
basis	39
beneficiary	50
business day	56
Cash Surrender Value	34
Code	38
collateral	34
cost of insurance charge	53
cost of insurance rates	53
customer loyalty credit	50
day	56
default	11
disruptive transfer activity	59
Equitable	17
Equitable Holdings, Inc.	17
face amount	13
grace period	11
Guaranteed Interest Account	13
guarantee premium	45
guaranteed interest option	13
Incentive Life Optimizer	1
insured person	1
Internet	18
investment funds	12
investment option	1
investment start date	57
issue date	12
lapse	11
loan extension	35
loan, loan interest	34, 35
Long Term Care ServicesSM Rider	40
market timing	59
modified endowment contract	38

Page

Money Market Lock-in Period	12
month, year	57
monthly deduction	9
net cash surrender value	36
net policy account value	31
no-lapse guarantee	11
Option A, B	13
our	1
owner	3
paid up	45
paid up death benefit guarantee	36
partial withdrawal	36
payment option	50
planned initial premium	8
planned periodic premium	11
policy	1
policy account value	31
Portfolio	1, 20
premium payments	10
prospectus	1
rebalancing	33
receive	55
restore, restoration	11
riders	10
SEC	1
Separate Account FP	19
state	3
subaccount	19
surrender	36
surrender charge	52
target premium	8
transfers	59
Trusts	1
unit values	18
units	31
us	1
variable investment option	1, 12
we	1
withdrawal	36
you, your	3

5

1. Risk/benefit summary: Charges and expenses you will pay

Tables of policy charges

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges.(1)

Transaction Fees
Charge	When charge is deducted	Maximum amount that may be deducted
Premium charge	From each premium	6% of each premium(2)

Surrender (turning in) of your policy during its first 10 years or the first 10 years after you have requested an increase in your policy’s face amount(3)(5)	Upon surrender	Initial surrender charge per $1,000 of initial base policy face amount or per $1,000 of requested base policy face amount increase:(4) Highest: $46.10 Lowest: $8.90 Representative: $16.87(6)

Request a decrease in your policy’s face amount(3)	Effective date of the decrease	A pro rata portion of the charge that would apply to a full surrender at the time of the decrease.

Transfers among investment options	Upon transfer	$25 per transfer.(7)

Special services charges

• Wire transfer charge(8) • Express mail charge(8) • Policy illustration charge(9) • Duplicate policy charge(9) • Policy history charge(9)(10) • Charge for returned payments(9)	At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction	Current and Maximum Charge: $90 Current and Maximum Charge: $35 Current Charge: $0 Maximum Charge: $25 Current and Maximum Charge: $35 Current and Maximum Charge: $50 Current and Maximum Charge: $25

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Maximum amount that may be deducted
Administrative charge(3)(11)	Monthly	(1) Policy Year	Amount deducted

		1	$15(12)

		2+	$10(12)

plus

(2)Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase that exceeds the highest previous face amount:

Policy Years 1 – 10 (and any 10 year period following a face amount increase):

Highest: $0.30

Lowest: $0.06

Representative: $0.07(6)

6

Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Maximum amount that may be deducted
Cost of insurance charge(3)(11)(13)	Monthly	Charge per $1,000 of the amount for which we are at risk:(14)

Highest: $83.34
Lowest: $0.02
Representative: $0.09(15)

Mortality and expense risk charge	Monthly	Policy Year	Annual % of your value in our variable investment options
		1-10 11+	1.00% 0.50%

Loan interest spread(16)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount.

Periodic charges other than underlying trust portfolio operating expenses
Optional rider charges	When charge is deducted	Maximum amount that may be deducted
Children’s term insurance	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount: $0.50
Disability deduction waiver(3)	Monthly (while the rider is in effect)	Percentage of all other monthly charges: Highest: 132% Lowest: 7% Representative: 12%(15)
Disability premium waiver(3)	Monthly (while the rider is in effect)

Charge for disability premium waiver per $1,000 of benefit for which such rider is purchased:(17)

Initial base policy face amount:(18)

Highest: $0.60

Lowest: $0.02

Representative: $0.07(15)

Children’s term insurance:

Highest: $0.03

Lowest: $0.01

Representative: $0.01(15)

Long Term Care ServicesSM Rider:

Highest: $0.02

Lowest: $0.0009

Representative: $0.003(15)

Option to purchase additional insurance:

Highest: $0.07

Lowest: $0.02

Representative: $0.03(15)

Long Term Care ServicesSM Rider(3)	Monthly (while the rider is in effect)	Charge per $1,000 of the amount for which we are at risk:(19) Highest: $1.18 Lowest: $0.08 Representative: $0.22(20)

7

Periodic charges other than underlying trust portfolio operating expenses
Optional rider charges	When charge is deducted	Maximum amount that may be deducted
Option to purchase additional insurance(3)	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount: Highest: $0.17 Lowest: $0.04 Representative: $0.16(20)
Cash Value Plus Rider	Upon payment of initial premium	One-time charge of $250
Adding a living benefits rider	At the time of the transaction	$100 (if elected after policy issue)

Exercise of option to receive a “living benefit”	At the time of the transaction	$250

(1)

For more information about some of these charges, see “Deducting policy charges” under “More information about certain policy charges” later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

(2)

Currently, we reduce this charge to 4% after an amount equal to two “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Cash Value Plus Rider, a portion of the premium charge will be refunded upon surrender within the first three policy years.

(3)

Since the charges may vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about certain policy charges.”

(4)	If your policy includes the Cash Value Plus Rider, the surrender charges are reduced (see “Cash Value Plus Rider” in “More information about policy features and benefits” later in this prospectus).

(5)	The surrender charge attributable to an increase in your policy’s face amount is in addition to any remaining surrender charge attributable to the policy’s initial face amount.

(6)

This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred plus non-tobacco user risk class.

(7)

No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(8)	Unless you specify otherwise, this charge will be deducted from the amount you request.

(9)	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More information about certain policy charges” for more information.

(10)	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More information about certain policy charges” for more information.

(11)	Not applicable after the insured person reaches age 100.

(12)

Not applicable if the minimum face amount stated in your policy is $10,000. Please see “Your policy’s face amount” under “About your life insurance benefit” in “Risk/ benefit summary: Policy features, benefits and risks” later in this prospectus.

(13)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

(14)	Our amount “at risk” is the difference between the amount of death benefit and the policy account value as of the deduction date.

(15)	This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred plus non-tobacco user risk class.

(16)

We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(17)

Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, any children’s term insurance, option to purchase additional insurance and/or any Long Term Care ServicesSM Rider that you have added to your policy and to any base policy face amount increases.

(18)

The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(19)	Our amount “at risk” for this rider is the long-term care specified amount minus your policy account value, but not less than zero.

(20)	This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred plus non-tobacco user risk class.

8

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)(1)	Lowest 0.58%	Highest 2.37%

(1)

“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2021 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2021. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(*)	Lowest 0.58%	Highest 2.26%

(*)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

How we allocate charges among your investment options

In your application for a policy, you tell us from which investment options you want us to take the policy’s monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

Changes in charges

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see “Our taxes” under “Tax information” later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

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2. Risk/benefit summary: Policy features, benefits and risks

Incentive Life Optimizer® is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this “base policy” are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus.

How you can pay for and contribute to your policy

Premium payments.  We call the amounts you contribute to your policy “premiums” or “premium payments.” The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

Section 1035 exchanges of policies with outstanding loans.  If we approve, you may purchase an Incentive Life Optimizer® policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the “Code”). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Optimizer® policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Optimizer® policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see “Borrowing from your policy” later in this prospectus).

You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured’s 100th birthday, so long as you don’t exceed certain limits determined by the federal income tax laws applicable to life insurance.

Your choice of a life insurance qualification test and limits on premium payments.  A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test (“guideline premium test”) or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of “life insurance” limits your ability to pay certain high levels of premiums (relative to your policy’s insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under “Determining your policy’s value,” later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a “modified endowment contract,” which may subject you to additional taxes and penalties on any distributions from your policy. See “Tax information” later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

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Planned periodic premiums.  Page 3 of your policy will specify a “planned periodic premium.” This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

The minimum amount of premiums you must pay

Policy “lapse” and termination.  Your policy will lapse (also referred to in your policy as “default”) if your “net policy account value” is not enough to pay your policy’s monthly charges when due unless:

•

you have paid sufficient premiums to maintain the no-lapse guarantee, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see “You can guarantee that your policy will not terminate before a certain date” below);

•

you are receiving monthly benefit payments under the Long Term Care ServicesSM Rider (see “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus);

•

you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see “You can elect a” paid up “death benefit guarantee” below); or

•	your policy has an outstanding loan that would qualify for “loan extension.”

(“Policy account value” and “net policy account value” are explained under “Determining your policy’s value” later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

Your policy will terminate if you don’t pay enough premiums (i) to pay the charges we deduct or (ii) to maintain the no-lapse guarantee that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See “Tax information,” later in this prospectus.

Restoring a terminated policy.  To have your policy “restored” (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. The no-lapse guarantee will not be restored after the policy terminates.

You can guarantee that your policy will not terminate before a certain date

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts “guarantee premiums” and they will be set forth on page 3 of your policy. We call this guarantee against termination our “no-lapse guarantee.” The length of your policy’s guarantee period will range from 5 to 20 years depending on the insured’s age when we issue the policy. Under the No Lapse Guarantee provision, the policy is guaranteed not to lapse during a no lapse guarantee period of 20 years for issue ages 0-55, the number of years to attained age 75 for issue ages 56-69, and 5 years for issue ages 70 and over. In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

•	You have satisfied the “guarantee premium test” (discussed in “guarantee premium test for the no-lapse guarantee” under “More information about policy benefits” later in this prospectus); and

•	Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

If you pay at least certain prescribed amounts of premiums, and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.

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You can elect a “paid up” death benefit guarantee

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our “paid up” death benefit guarantee at any time after the fourth year of your policy if the insured’s attained age is 99 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy’s face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care ServicesSM Rider at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see “Paid up death benefit guarantee” under “More information about policy features and benefits” later in this prospectus.

You can receive an accelerated death benefit under the Long Term Care ServicesSM Rider

In states where approved and subject to our eligibility requirements, the Long Term Care ServicesSM Rider may be added to your policy at issue that provides an acceleration of the policy’s death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. If you are purchasing this policy through an option to purchase additional insurance under another policy, or a conversion from a term life policy or term rider, you cannot add the Long Term Care ServicesSM Rider. You can add this rider to policies with a face amount of at least $100,000 which are not issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or term rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus.

Investment options within your policy

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the “Investment Start Date”). Before this date, your initial premium will be held in a non-interest bearing account. See “Policy issuance” in “More information about procedures that apply to your policy” later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see “Your right to cancel within a certain number of days,” later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the “Money Market Lock-in Period”). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the “Allocation Date” is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and the Company. The policy is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. If your policy is sold by a financial professional of Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”), your financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

You can choose among variable investment options.

Variable investment options.  The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as “Investment Funds.”) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows

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investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under “About the Portfolios of the Trusts.”

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). We may add or delete variable investment options or Portfolios at any time.

If you elect the paid up death benefit guarantee, your choice of variable investment options will be limited to the EQ Allocation investment options, or those investment options we are then making available under the rider (see “Other benefits you can add by rider” under “More information about policy features and benefits”).

Guaranteed interest option.  You can also allocate some or all of your policy’s value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the “Guaranteed Interest Account.”)

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see “Paid up death benefit guarantee” under “More information about policy features and benefits” later in this prospectus.

We will pay at least 2% annual interest on our guaranteed interest option.

About your life insurance benefit

Your policy’s face amount.  In your application to buy an Incentive Life Optimizer® policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the “face amount” of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Cash Value Plus Rider, the minimum face amount is $1 million. If you are exercising the option to purchase additional insurance under another policy, or a conversion from certain term life policies or term riders, the minimum face amount is $25,000. For: 1) policies that exceed our disability deduction waiver or disability premium waiver maximum coverage limit 2) face amount increases issued on a less favorable underwriting basis than the base policy 3) policy owners of certain discontinued variable life products where a requested increase in coverage involves the issuance of an additional variable life policy or 4) face amount increases on a 1980 CSO product issued on a less favorable underwriting basis than the base policy, the minimum face amount is $10,000.

If the insured person dies, we pay a life insurance benefit to the “beneficiary” you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. (See “Your options for receiving policy proceeds” under “More information about policy features and benefits” later in this prospectus.)

Your policy’s “death benefit” options.  In your policy application, you also choose whether the basic amount (or “benefit”) we will pay if the insured person dies is:

•

Option A — The policy’s face amount on the date of the insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy face amount;

- or -

•

Option B — The face amount plus the “policy account value” on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your “policy account value” is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under “Determining your policy’s value” later in this prospectus.)

Under Option B, your policy’s death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

Alternative higher death benefit in certain cases

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code’s definition of “life insurance.”

We will automatically pay an alternative death benefit if it is higher than the basic Option A or Option B death benefit

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you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person’s date of death by a percentage specified in your policy. Representative percentages are as follows:

If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.

Age:*	40 and under	45	50	55	60	65
%:	250%	215%	185%	150%	130%	120%

Age:	70	75-90	91	92	93	94-Over

%:	115%	105%	104%	103%	102%	101%
*	For the then-current policy year.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy’s cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured’s age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner’s Standard Ordinary Mortality Tables.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.  We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See “Your option to receive a terminal illness living benefit” later in this prospectus. Under the Long Term Care ServicesSM Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit.

Death benefit if your policy is on loan extension.  Your policy offers an additional feature against policy termination due to an outstanding loan, called “loan extension.” Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see “Borrowing from your policy” under “Accessing your money.”

Subject to certain restrictions you can request a change in your death benefit option.

Change of death benefit option.  If you change from Option A to Option B, we automatically reduce your base policy’s face amount by an amount equal to your policy account value at the time of the change. We may refuse this change if the policy’s face amount would be reduced below the minimum stated in your policy. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 80, if the paid up death benefit guarantee is in effect or your policy is on loan extension. Also, changes from Option A to Option B may cause certain policy benefits to be unavailable.

If you change from Option B to Option A, we automatically increase your base policy’s face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option B to Option A any time after the second policy year and before the policy anniversary nearest the insured’s 100th birthday.

If the alternative death benefit (referenced above) is higher than the base policy’s death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above. See “Alternative higher death benefit in certain cases” earlier in this section.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under your policy while the Long Term Care ServicesSM Rider is in effect. Please refer to “Tax information” later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

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You can increase or decrease your insurance coverage

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy’s face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to “Tax information” for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if the insured person has reached age 81. Moreover, we will not approve a face amount increase while the Long Term Care ServicesSM Rider or Cash Value Plus Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care ServicesSM Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

Face amount increases.  We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional ten-year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See “Risk/benefit summary: Charges and expenses you will pay.”

Face amount decreases.  You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code’s definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy’s face amount or change your death benefit option. This may be necessary in order to preserve your policy’s status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

Accessing your money

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See “More information about policy features and benefits: Other benefits you can add by rider: Long Term Care ServicesSM Rider” later in this prospectus. We will charge interest on the amount of the loan. See “Borrowing from your policy” later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under “Surrendering your policy for its net cash surrender value”) at any time after the first year of your policy and before the policy anniversary nearest to the insured’s 100th birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care

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ServicesSM Rider. See “Making withdrawals from your policy” later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See “Surrendering your policy for its net cash surrender value” later in this prospectus. See “Tax information” later in this prospectus, for the tax treatment of the various ways in which you can access your money.

Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•

If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no lapse guarantee, paid up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

•

If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy’s Grace Period provision and any loan extension endorsement you may have.

•

We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in “Tables of policy charges” under “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•

Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

How the Incentive Life Optimizer® variable life insurance policy is available

Incentive Life Optimizer® is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see “Tax information” for more information. Incentive Life Optimizer® is available for issue ages 0 to 85.

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3. The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

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How to reach us

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to “Telephone and Internet requests” for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

By mail:

At the Post Office Box for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

P.O. Box 1047

Charlotte, North Carolina 28201-1047

By express delivery only:

At the Street Address for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

8501 IBM Drive, Suite 150

Charlotte, North Carolina 28262-4333

1-704-341-7000 (for express delivery purposes only)

By Phone:

Monday through Thursday, 8:00 am to 7:00 pm and Friday, 8:00 am to 5:30 pm, Eastern Time: 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

By e-mail:

life-service@equitable.com

By fax:

1-855-268-6378

By Internet:

You may register for online account access at www.equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

Required Forms.  We require that the following types of communications be on specific forms we provide for that purpose:

(1)	request for our automatic transfer service (our dollar cost averaging service);

(2)	request for our asset rebalancing service;

(3)	transfers among investment options (if submitted by e-mail);

(4)	designation of new policy owner(s); and

(5)	designation of new beneficiary(ies).

Other Requests.  We also have specific forms that we recommend you use for the following:

(a)	policy surrenders;

(b)	transfers among investment options (not submitted by e-mail);

(c)	changes in allocation percentages for premiums and deductions; and

(d)	electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by phone, (2) over the Internet, through www.equitable.com or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see“How to make transfers” and “Telephone and Internet requests” later in this prospectus. In the future, we may require that certain requests be completed over the Internet.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as “market timing.” (See “Disruptive transfer activity” in “More information about other matters.”)

Formal Requirements.  Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person’s name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

eDelivery

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

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About our Separate Account FP

Each variable investment option is a part (or “subaccount”) of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of the Company’s other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life Optimizer® invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to the Company’s separate accounts in connection with the Company’s variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Advisors Trust and EQ Premier VIP Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

Your voting privileges

Voting of Portfolio shares.  As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each

Portfolio’s shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

Voting as policy owner.  In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life Optimizer® and other policies that Separate Account FP supports.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

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4. About the Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG, a wholly owned subsidiary of the Company, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the ”EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

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Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(++) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND(*)(1)	Seeks to achieve high total return through a combination of current income and capital appreciation.	• AXA Investment Managers, Inc. • Brandywine Global Investment Management, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓

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EQ Premier VIP Trust(++) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MODERATE-PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2025 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	Seeks a high level of total return.	• Equitable Investment Management Group, LLC • Palisade Capital Management, L.L.C.
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT DOUBLELINE OPPORTUNISTIC BOND	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SMALL CAP VALUE(**)(1)	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SMARTBETA EQUITY	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/500 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/ALL ASSET GROWTH ALLOCATION(*)(2)	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE(**)(2)	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BLACKROCK BASIC VALUE EQUITY	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/CAPITAL GROUP RESEARCH(*)(3)(**)(3)	Seeks to achieve long-term growth of capital.	• Capital International, Inc. • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN RISING DIVIDENDS	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN STRATEGIC INCOME	Seeks a high level of current income. A secondary goal is long-term capital appreciation.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/GLOBAL BOND PLUS	Seeks to achieve capital growth and current income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Wells Fargo Asset Management (International) Limited and Wells Capital Management, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE(**)(4)	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MFS INTERNATIONAL GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE(*)(4)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS MID CAP FOCUSED GROWTH	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY(**)(6)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY(+++)	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(+)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH(**)(5)	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Morgan Stanley Investment Management Inc.
EQ/PIMCO REAL RETURN	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/PIMCO TOTAL RETURN	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company LLP
MULTIMANAGER AGGRESSIVE EQUITY	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U. S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • DoubleLine Capital LP • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

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AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

American Funds Insurance Series® Portfolio Name — Class 4 Shares	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
GLOBAL SMALL CAPITALIZATION FUND	The fund’s investment objective is to provide long-term growth of capital.	• Capital Research and Management Company
NEW WORLD FUND®	The fund’s investment objective is long-term capital appreciation.	• Capital Research and Management Company

Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	The fund seeks high total return through a combination of current income and capital appreciation.	• Fidelity Management & Research Company (FMR)
FIDELITY® VIP MID CAP PORTFOLIO	The fund seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)

Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub- Adviser(s), as applicable)
FRANKLIN MUTUAL SHARES VIP FUND	Seeks capital appreciation. Its secondary goal is income.	• Franklin Mutual Advisers, LLC
FRANKLIN SMALL CAP VALUE VIP FUND	Seeks long-term total return.	• Franklin Mutual Advisers, LLC
TEMPLETON DEVELOPING MARKETS VIP FUND	Seeks long-term capital appreciation.	• Templeton Asset Management Ltd.
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.
TEMPLETON GROWTH VIP FUND	Seeks long-term capital growth.	• Templeton Global Advisors Limited

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub- Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

MFS® Variable Insurance Trusts — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

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PIMCO Variable Insurance Trust — Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC

T. Rowe Price Equity Series, Inc. Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	• T. Rowe Price Associates, Inc.

VanEck VIP Trust — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation
(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++)	Formerly known as AXA Premier VIP Trust.
(+++)	For this Portfolio only, we offer Class IA Shares—not Class IB Shares.
(*)

This information reflects the variable investment option’s name. The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option Name

(1)	Charter Multi-Sector Bond

(2)	All Asset Growth-Alt 20

(3)	EQ/Capital Guardian Research

(4)	EQ/MFS International Value
(**)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(1)	Charter Small Cap Value	1290 VT Small Cap Value

(2)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(3)	EQ/UBS Growth & Income	EQ/Capital Guardian Research

(4)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(5)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

(6)	EQ/MFS Technology II	EQ/MFS Technology

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

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5. Determining your policy’s value

Your policy account value

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your “policy account value.” You instruct us to allocate your policy account value to one or more of the policy’s investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See “Borrowing from your policy” later in this prospectus. Your “net policy account value” is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any “restricted” amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our “Guaranteed Interest Account.”) Your policy account value is subject to certain charges discussed in “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.

Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.

Your policy’s value in our variable investment options.  We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by “units.”

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy’s variable investment options, we “redeem” (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you “purchase” additional units having the same value as the amount of any premium (after deduction of any premium charge), loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio’s shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day’s value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see “How we allocate charges among your investment options” earlier in this prospectus.

Your policy’s value in our guaranteed interest option.  Your policy’s value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any “restricted” amounts that we hold in that option as a result of your election to receive a living benefit. See “Your option to receive a terminal illness living benefit” later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy’s value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

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6. Transferring your money among our investment options

Transfers you can make

You can transfer among our variable investment options and into our guaranteed interest option.

After your policy’s Allocation Date, you can transfer amounts from one investment option to another. Unless the paid up death benefit guarantee is in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee is in effect. For more information, see “Paid up death benefit guarantee” in “More information about policy features and benefits.” If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see “Investment options within your policy” in “Risk/benefit summary: Policy features, benefits and risks” for more information about your role in managing your allocations.

Current unrestricted transfers out of the guaranteed interest option.  We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the “How to make transfers” section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as “restricted” amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer

Option® (“MSO”), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

Disruptive transfer activity.  We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “More information about other matters”).

How to make transfers

Internet transfers.  Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our www.equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

Online transfers.  You can make online transfers by following one of two procedures:

•	For individually owned policies for which you are the owner, by logging onto our website, described under “By Internet” in “How to reach us” earlier in this prospectus; or

•	For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.equitable.com or by contacting our Administrative Office.

For more information, see “Telephone and Internet requests” later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

Transfers through our Administrative Office.  You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

Our automatic transfer service

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select.

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This will cause you to purchase more units if the unit’s value is low, and fewer units if the unit’s value is high. Therefore, you may achieve a lower average cost per unit over the long term.

Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.

Our automatic transfer service (also referred to as our “dollar cost averaging service”) enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

Our asset rebalancing service

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

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7. Accessing your money

Borrowing from your policy

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care ServicesSM Rider. See “More information about policy features and benefits: Other benefits you can add by rider: Long Term Care ServicesSM Rider” later in this prospectus. See “Your option to receive a terminal illness living benefit” below. The minimum loan amount generally is $500.

You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan’s repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

•	you cannot make transfers or withdrawals of the collateral;

•	we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

•	we do not count the collateral when we compute our customer loyalty credit; and

•	the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds

(or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

Loan interest we charge.  The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3% or (b) the “Monthly Average Corporate” yield published in Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

Interest that we credit on loan collateral.  Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy’s first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy’s 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy’s investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

Effects of a policy loan.  If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy’s proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan

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can also cause any paid up death benefit guarantee to terminate or may cause the no-lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See “Tax information” below for a discussion of the tax consequences of a policy loan.

Paying off your loan.  You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care ServicesSM Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don’t instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care ServicesSM Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.

Loan extension (for guideline premium test policies only)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on “loan extension,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

•	The net policy account value is not sufficient to cover the monthly deductions then due;

•	The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

•	You have selected Death Benefit Option A;

•	You have not received a payment under either the living benefits rider or the Long Term Care ServicesSM Rider;

•	The policy is not in a grace period; and

•	No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

•	We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

•

Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

•

Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

•	No additional loans or partial withdrawals may be requested.

•	No changes in face amount or death benefit option may be requested.

•

No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

•	All additional benefit riders and endorsements will terminate, including the Long Term Care ServicesSM Rider.

•	No future allocations or transfers to the investment options will be accepted.

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•	The paid up death benefit guarantee if applicable, may not be elected.

•	The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)	The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured’s death, multiplied by a percentage shown in your policy;

(b)	The outstanding loan and accrued loan interest, plus $10,000; or

(c)	The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

Making withdrawals from your policy

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured’s attained age 100, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care ServicesSM Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care ServicesSM Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. We will not deduct a charge for making a partial withdrawal.

You can withdraw all or part of your policy’s net cash surrender value, although you may incur tax consequences by doing so.

Effect of partial withdrawals on insurance coverage.  If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy’s face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee.

You should refer to “Tax information” below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see “Paid up death benefit guarantee” in “More information about policy features and benefits.”

Surrendering your policy for its net cash surrender value

Upon written request satisfactory to us, you can surrender (give us back) your policy for its “net cash surrender value” at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is “restricted” as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long Term Care ServicesSM Rider, and minus any surrender charge that then remains applicable. The surrender charge is described in “Charges and expenses you will pay” earlier in this prospectus.

Please refer to “Tax information” below for the possible tax consequences of surrendering your policy.

Your option to receive a terminal illness living benefit

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000)

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of the policy’s death benefit (excluding death benefits pay- able under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long Term Care ServicesSM Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care ServicesSM Rider. Long Term Care ServicesSM Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a “lien” we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy’s net cash surrender value to the policy’s guaranteed interest option. This amount, together with the interest we charge thereon, will be “restricted”— that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy’s value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See “Tax information” below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

You can arrange to receive a “living benefit” if the insured person becomes terminally ill.

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8. Tax information

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

Basic income tax treatment for you and your beneficiary

An Incentive Life Optimizer® policy will be treated as “life insurance” for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the “Code”) and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

•	the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and

•

increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See “Assigning your policy” later in this prospectus. See also special rules below for “Business and employer owned policies,” and for the discussion of insurable interest under “Other information.”

Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a “modified endowment contract” (sometimes also referred to as a “MEC”). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

Testing for modified endowment contract status.  Your policy will be a “modified endowment contract” if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. (“Paid up” means that no future premiums would be required.) This is called the “seven-pay” test.

Whenever there is a “material change” under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A “material change” for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy’s face amount or certain other changes.

If your policy’s benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. We may also be required to provide a higher death benefit notwithstanding the decrease in face amount in order to assure that your policy continues to qualify as life insurance. Under either test, in some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See “Changes we can make” later in this prospectus.

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Taxation of pre-death distributions if your policy is not a modified endowment contract.  As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your “basis” in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. In addition, if a policy terminates after a grace period, the extinguishment of any then-outstanding policy loan and unpaid loan interest will be treated as a distribution and could be subject to tax under the foregoing rules. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

Policy loans.  Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value; (3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.
You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract (“MEC”), any loan will be treated as a distribution when made, and thus may be taxable at such time.

Taxation of pre-death distributions if your policy is a modified endowment contract.  Any distribution from your policy will be taxed on an “income-first” basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the Company (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

If your policy terminates after a grace period, the extinguishment of any then outstanding policy loan and unpaid loan interest will be treated as a distribution (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is

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not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

Policy changes.  Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

Restoration of a terminated policy.  For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

Tax treatment of living benefits rider or Long Term Care ServicesSM Rider under a policy with the applicable rider

Living benefits rider.  Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law’s definition of terminally ill and can qualify for this income tax exclusion.

Long Term Care ServicesSM Rider.  Benefits received under the Long Term Care ServicesSM Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101(g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act (“HIPAA”) per day limit or actual costs incurred by the taxpayer on behalf of the insured person. Charges for the Long Term Care ServicesSM

Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care ServicesSM Rider are generally not considered deductible for income tax purposes. The Long Term Care ServicesSM Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care ServicesSM Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

Under either rider,  if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

Business and employer owned policies

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

Requirements for income tax free death benefits.  Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner’s income upon the death of the insured employee. Notice and consent requirements must be satisfied before

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the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term “material” has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance.  Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called “split-dollar” arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy’s average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity’s other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

Uses of policy which may be scrutinized.  The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS “Recognized Abusive and Listed Transactions” and how they may affect your policy.

Requirement that we diversify investments

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

Estate, gift, and generation-skipping taxes

If the policy’s owner is the insured person, the death benefit will generally be includable in the owner’s estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner’s estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person’s taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse’s exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person’s spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2020, indexed for inflation).

As a general rule, if you make a “transfer” to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent “skips” his or her children and names his or her grandchildren as a policy’s beneficiaries. In that case, the generation-skipping “transfer” would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.

The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

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If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

Pension and profit-sharing plans

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

Split-dollar and other employee benefit programs

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person’s consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the

Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% Tax on Net Investment Income or “NII”

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer’s NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

Our taxes

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and

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affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Possibility of future tax changes and other tax information

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

The policies described in this Prospectus are tested for qualification as life insurance using the 2001 Commissioners Standard Ordinary (“2001 CSO”) mortality tables. See “Cost of insurance charge” later in this Prospectus. Due to updated State insurance laws and Federal income tax rules new life insurance policies using any mortality tables other than the 2017 Commissioners Standard Ordinary (“2017 CSO”) mortality tables cannot be sold after December 31, 2019.

This change in prevailing mortality tables does not affect existing policies described in this Prospectus, as they were all purchased before January 1, 2020. The policies will continue to be tested for tax purposes using the 2001 CSO mortality tables. The IRS has issued guidance on changes made after December 31, 2019 to policies issued before 2020 which are tested using the 2001 CSO mortality tables. This IRS “safe harbor” guidance permits certain policy changes without losing the ability to use the 2001 CSO mortality tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO mortality tables.

Other information

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

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You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio’s shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy’s proportionate share of the assets of the Separate Account.

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9. More information about policy features and benefits

Guarantee premium test for the no-lapse guarantee

We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. We refer to this guarantee as our “no-lapse guarantee” and you can read more about it in “You can guarantee that your policy will not terminate before a certain date” in “Risk/benefit summary: Policy features, benefits and risks,” earlier in this Prospectus.

Guarantee premium test.  If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse guarantee and guarantee premiums for any optional riders that are then available under your policy. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

Guarantee premiums.  The amount of the guarantee premiums for the no-lapse guarantee is set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person’s risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond its original number of years.

Paid up death benefit guarantee

Subject to our approval, you may elect the “paid up” death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy’s death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy’s death benefit and potential policy lapse. You may elect this benefit provided:

•	the insured’s attained age is not more than 99;

•	you have death benefit “Option A” in effect (see “About your life insurance benefit” in “Risk/benefit summary: Policy features, benefits and risks,” earlier in this prospectus);
•

we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a living benefits rider or the Long Term Care ServicesSM Rider;

•	the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

•	the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

•	the policy is not on loan extension. (For more information about loan extension, see “Accessing your money” earlier in this prospectus;

•	the election would not reduce the face amount (see below) below the minimum stated in your policy;

•	no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

•

You agree to re-allocate your fund values to the guaranteed interest option and the EQ Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See “Restrictions on allocations and transfers,” below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the Long Term Care ServicesSM Rider. The policy’s net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy’s face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

Possible reduction of face amount.  The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the

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longer your policy is in force. We will decline your election if the new face amount would be less than the minimum stated in your policy.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See “Tax treatment of distributions to you (loans, partial withdrawals and full surrender)” under “Tax Information.”

Restrictions on allocations and transfers.  While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the EQ Allocation investment options. (See “About the Portfolios of the Trusts” for the listing of EQ Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our EQ Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

Other effects of this guarantee.  After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

•	premium payments
•	partial withdrawals

•	changes to the policy’s face amount or death benefit option

•

any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See “Tax treatment of distributions to you” under “Tax information” earlier in this prospectus.)

Termination of this guarantee.  You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy’s grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

Other benefits you can add by rider

You may be eligible for the following other optional benefits we currently make available by rider:

•	Long Term Care ServicesSM Rider — Described below.

•	Cash Value Plus Rider — Described below.

•

disability deduction waiver — This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured’s fifth birthday. The maximum amount of coverage is $3,000,000 for the Company and affiliates’ policies in-force and applied for.

•

disability premium waiver — This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured’s fifth birthday. The maximum amount of coverage is $3,000,000 for the Company and affiliates’ policies in-force and applied for.

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•

children’s term insurance — This rider provides term insurance on the lives of the insured’s children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for the Company and affiliates’ policies in-force and applied for.

•

option to purchase additional insurance — This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0–37. The maximum amount of coverage is $100,000 for the Company and affiliates’ policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

•

substitution of insured person rider (Available for policies with a minimum face amount of $100,000 unless it is issued as a result of an option to purchase additional insurance election or a conversion from a term life policy, see “You can change your policy’s insured person” under “More information about procedures that apply to your policy”)

•	living benefits rider (See “Your option to receive a terminal illness living benefit” under “Accessing your money”)

•	paid up death benefit guarantee endorsement (See “Paid up death benefit guarantee” under “More information about policy features and benefits.”)

•	loan extension endorsement (See “Loan extension (for guideline premium test policies only)” under “Accessing your money.”)

The Company or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also “Tax information” earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

Cash Value Plus Rider

In states where approved, an optional rider may be elected at issue that reduces the surrender charge if the policy is surrendered for its Net Cash Surrender Value in the first eight policy years. In order to elect the rider, the policy must have a minimum face amount of $1 million and the initial annualized planned periodic premium must be at least $50,000. There is a one-time charge of $250 for the rider and the rider charge will be deducted in a lump sum from the initial net premium, after deduction of the premium charge.

The rider works by refunding all or a portion of the premium charge and waiving all or a portion of the surrender charge, if the policy is surrendered in full in its early years. The percentage of charges refunded or waived under the rider are as follows:

Surrender In Policy Year	Percent Of Premium Charge Refunded*	Percent Of Surrender Charges Waived
1	100%	100%
2	80%	100%
3	33%	100%
4	0%	100%
5	0%	80%
6	0%	65%
7	0%	45%
8	0%	25%
9 and later	0%	0%
*	The mortality and expense risk charge and other monthly charges are not refunded.

The reduction of the surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease. There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Amounts available under the policy for loans and partial withdrawals continue to be calculated as if this rider was not part of the policy.

The premium load refund that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first 3 policy years in order for the policy to satisfy the definition of a “life insurance contract” under Section 7702 of the Code.

• Rider termination.  The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; or 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates.

Long Term Care ServicesSM Rider(1)

In states where approved and if you are applying for policy with a face amount of $100,000 or higher which is not issued as a result of an option to purchase additional insurance election or a conversion from a term life policy, an optional rider

(1)	In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.

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may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy’s death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.(2) Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as “chronically ill” if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the “elimination period”, as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

The monthly rate for this rider varies based on the insured person’s sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See “Risk/benefit summary: Charges and expenses you will pay”, for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care ServicesSM Rider are being paid, we will waive the monthly charge for the Long Term Care ServicesSM Rider.

We will pay up to the long-term care specified amount for qualified long-term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care

(2)	For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from the Company and its affiliates is limited to $50,000 per month, per insured person. Affiliates include Equitable Financial Life and Annuity Company, Equitable Financial Life Insurance Company of America and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1.	the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2.

the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value, and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned Policy Account Value will not be reduced by more than the accumulated benefit lien amount.

• Elimination period.  The Long-Term Care ServicesSM Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Except as described below, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of care in a qualified long-term care facility or qualified

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days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24-month period. The elimination period must be satisfied only once while this rider is in effect.

Furthermore, and solely at our discretion, we may deem the elimination period to be satisfied if the insured person provides proof of care from a U.S. licensed health care provider for at least 60 service days (approximately 5 days a week) within a consecutive period of 90 days starting on the first day on which such services are first provided.

You can request retroactive payment of benefits for the elimination period if a U.S. licensed health care practitioner provides written certification that the insured person is chronically ill and is expected to require qualified long-term care services for the remainder of the insured person’s life, once the elimination period and all other eligibility requirements have been satisfied. The amount of any such retroactive payment will be deducted from the maximum total benefit.

• Period of coverage.  The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care ServicesSM Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1.	the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2.	the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3.	the date when you request that we terminate benefit payments under this rider;

4.	the date the accumulated benefit lien amount equals the current long-term care specified amount;

5.	the date you surrender the policy;

6.	the date we make a payment under the living benefits rider (for terminal illness); or

7.	the date of death of the insured person.

During a period of coverage:

1.	Partial withdrawals, face amount decreases and premium payments are not permitted.

2.	Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.
3.

If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4.	The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1.	The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2.	The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3.	Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4.	The maximum monthly benefit will not be reduced.

5.

Any actual premium fund and no-lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse is in effect will also be reduced pro rata to the reduction in the policy face amount.

6.	Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7.	The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

• Rider termination.  This rider will terminate, and no further benefits will be payable (except as provided under the “Extension of Benefits” provision of this rider), on the earliest of the following:

1.	at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2.	upon termination or surrender of the policy;

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3. the date of the insured person’s death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7. the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

• Extension of benefits.  If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long-term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care ServicesSM Rider, see “Tax Treatment of living benefits rider or Long Term Care ServicesSM Rider under a policy with the applicable rider” earlier in this prospectus.

Customer loyalty credit

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans.

The credit begins in the policy’s 9th year. The percentage credit is currently at an annual rate as described in the charts below depending upon the issue age of the insured, the policy duration and the level at which the policy is funded. If at the end of the first 7 policy years, the cumulative amount of premiums that you have paid to date (less any partial withdrawals) is less than 17 “target premiums” for issue ages 18 – 58 or less than 13 “target premiums” for issue ages 0 – 17 and issue ages 59 and above, the percentage credit will be as follows:

Issue Age	Duration	Credit Amount	Duration	Credit Amount
0 – 29	Policy yrs 9 – 35	0.25%	Policy yrs 36+	0.40%
30 – 39	Policy yrs 9 – 25	0.20%	Policy yrs 26+	0.35%
40 – 49	Policy yrs 9 – 20	0.15%	Policy yrs 21+	0.30%
50 – 59	Policy yrs 9 – 15	0.15%	Policy yrs 16+	0.20%
60 +	Policy yrs 9+	0.15%
Otherwise, the percentage credit will be as follows:
Issue Age	Duration	Credit Amount	Duration	Credit Amount
0 – 29	Policy yrs 9 – 30	0.25%	Policy yrs 31+	0.55%
30 – 39	Policy yrs 9 – 20	0.25%	Policy yrs 21+	0.55%
40 – 49	Policy yrs 9 – 15	0.25%	Policy yrs 16+	0.50%
50 – 59	Policy yrs 9 – 10	0.25%	Policy yrs 11+	0.50%
60 +	Policy yrs 9+	0.25%

The “target premium” is actuarially determined for each policy, based on that policy’s characteristics, as well as the policy’s face amount. The illustrations of Policy Benefits that your financial professional will provide will contain more information regarding the amount of premiums that must be paid in order for the higher percentage credit to be applicable to your policy.

This credit is not guaranteed.

Variations among Incentive Life Optimizer® policies

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

The Company also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Optimizer® where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Optimizer®. We will make such variations only in accordance with uniform rules that we establish.

The Company or your financial professional can advise you about any variations that may apply to your policy.

Your options for receiving policy proceeds

Beneficiary of death benefit.  You designate your policy’s beneficiary in your policy application. You can change the beneficiary at any other time during the insured person’s life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person’s surviving children. If there are no surviving children, we will instead pay the insured person’s estate.

Payment of death benefit.  We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an

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interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under “When we pay policy proceeds,” later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

Your right to cancel within a certain number of days

This is provided for information purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your “Right to Examine” the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see “Surrendering your policy for its net cash surrender value,” earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see “Tax information,” earlier in this prospectus for possible consequences of cancelling your policy.

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10. More information about certain policy charges

Deducting policy charges

Purposes of policy charges.  The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see “Risk/benefit summary: Charges and expenses you will pay.”

Transaction charges

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see “Periodic charges” below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

• Premium charge.  We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount, among other factors. In addition, if your policy includes the Cash Value Plus Rider, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see “Cash Value Plus Rider” in “More information about policy features and benefits” earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

• Surrender charges.  If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $8.90 and $46.10 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy’s specific characteristics. In addition, if your policy includes the Cash Value Plus Rider, the surrender charges are reduced (see “Cash Value Plus Rider” in “More information about policy features and benefits” earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

• Request a decrease in your policy’s face amount.  If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

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• Transfers among investment options.  Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy’s value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

• Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

• Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

• Policy illustration charge.  We do not charge for illustrations. We reserve the right to charge in the future.

• Duplicate policy charge.  We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

• Policy history charge.  We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

• Charge for returned payments.  For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.

Periodic charges

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

• Administrative charge.  In the first policy year, we deduct $15 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. However, the $15 monthly charge and the $10 monthly charge will not be applicable if the minimum face amount stated in your policy is $10,000. Please see “Your policy’s face amount” under “About your life insurance benefit” in “Risk/benefit summary: Policy features, benefits and risks” earlier in this prospectus. In addition, we deduct between $0.06 and $0.30 per $1,000 of your initial base policy face amount and any face amount increase at the beginning of each policy month in the first ten policy years and any 10 year period following a face amount increase. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

• Cost of insurance charge.  The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as “net amount at risk”) on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person’s increasing age.

On a guaranteed basis, we may deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the

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ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer® policies for insureds who are age 18 or above are based on the 2001 Commissioner’s Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer® policies for insureds who are under age 18 are based on the 2001 Commissioner’s Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Tables. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner’s Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner’s Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0–17, an insured person’s cost of insurance rate is not based on that person’s status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person’s rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see “Other information” in “Tax information” earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

For policies with a minimum stated face amount of $25,000 which are issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or rider, our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, under these circumstances, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $100,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

• Mortality and expense risk charge.  We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy’s variable investment options during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1-10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

• Loan interest spread.  We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see “Borrowing from your policy” under “Accessing your money” earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

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Optional rider charges

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy (except for the Cash Value Plus Rider which has a one-time charge). The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

• Children’s term insurance.  If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child’s coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

• Disability deduction waiver.  If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

• Disability premium waiver.  If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.60 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.07. If you choose the children’s term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the Long Term Care ServicesSM Rider, we will deduct an amount between $0.0009 and $0.02. These amounts are in addition to the charges for the riders themselves.

• Long Term Care ServicesSM Rider.  If you chose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.

• Option to purchase additional insurance.  If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

• Cash Value Plus Rider.  If you chose this rider, we deduct a one-time charge of $250 for the rider and the rider charge will be deducted in a lump sum from the initial net premium, after deduction of the premium charge.

• Adding a living benefits rider.  If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

Exercise of option to receive a terminal illness “living benefit.”  If you elect to receive a terminal illness “living benefit,” we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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11. More information about procedures that apply to your policy

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

Dates and prices at which policy events occur

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Date of receipt.  Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

Business day.  Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

Payments you make.  The following are reflected in your policy as of the date we receive them in complete and proper form:

•	premium payments received after the policy’s investment start date (discussed below)

•	loan repayments and interest payments

Requests you make.  The following transactions occur as of the date we receive your request in complete and proper form:

•	withdrawals

•	tax withholding elections

•	face amount decreases that result from a withdrawal

•	changes of allocation percentages for premium payments or monthly deductions

•	surrenders

•	changes of owner
•	changes of beneficiary

•	transfers from a variable investment option to the guaranteed interest option

•	loans

•	transfers among variable investment options

•	assignments

•	termination of paid up death benefit guarantee

The following transactions occur on your policy’s next monthly anniversary that coincides with or follows the date we approve your request:

•	changes in face amount

•	election of paid up death benefit guarantee

•	changes in death benefit option

•	changes of insured person

•	restoration of terminated policies

•	termination of any additional benefit riders you have elected

Automatic transfer service.  Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy’s initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy’s first monthly anniversary that coincides with or follows the date we receive your request.

Asset rebalancing service.  If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy’s Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

Delay in certain cases.  We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in “Delay of variable investment option proceeds” later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

Prices applicable to policy transactions.  If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day’s close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day’s close.

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Effect of death or surrender.  You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

Policy issuance

Register date.  When we issue a policy, we assign it a “register date,” which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy’s register date.

•

If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

•

If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

Investment start date.  This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and (2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

Commencement of insurance coverage.  You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

Non-issuance.  If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

Age; age at issue.  Unless the context in this prospectus requires otherwise, we consider the insured person’s “age” during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person’s age for the first policy year (“age at issue”) is that person’s age on whichever birthday is closer to (i.e., before or after) the policy’s register date.

Ways to make premium and loan payments

Checks and money orders.  Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to “Equitable Financial Life Insurance Company.”

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier’s check payable directly to the Company, although we must report such “cash equivalent” payments to the Internal Revenue Service under certain circumstances. Cash and travelers’ checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than the Company and endorsed over to the Company only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

Assigning your policy

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its

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income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under “Split-dollar and other employee benefit programs” and “Estate, gift, and generation-skipping taxes” in the “Tax information” section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

You can change your policy’s insured person

If your policy has this substitution of insured person rider and after the policy’s second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person’s insurance risk characteristics. In addition, any no-lapse guarantee and Long Term Care ServicesSM Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a “modified endowment contract” or to fail the Internal Revenue Code’s definition of “life insurance,” or in some cases require that we also distribute certain amounts to you from the policy. See “Tax information” earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See “Other information” under “Tax information” earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

Requirements for surrender requests

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Gender-neutral policies

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Optimizer® in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Optimizer® policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Optimizer® policy.

Future policy exchanges

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Broker transaction authority

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for automatic transfer service, asset rebalancing service and changes to the minimum growth cap rate for MSO in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. The Company may terminate any such authorization at any time without prior notice.

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12. More information about other matters

About our general account

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy’s account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

Transfers of your policy account value

Transfers not implemented.  If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person’s death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or (4) occurs.

Disruptive transfer activity.  You should note that the policy is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present

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arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Telephone and Internet requests

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in “How to make transfers” under “Transferring your money among our investment options.”

Also, you may make the following additional types of requests by calling the number under “By Phone:” in “How to reach us” from a touch-tone phone, if the policy is individually owned and you are the owner or through www.equitable.com if you are the individual owner:

•	changes of premium allocation percentages

•	changes of address

•	request forms and statements

•	to request a policy loan (loan requests cannot be made online by corporate policyholders)

•	enroll for electronic delivery and view statements/documents online

•	to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through www.equitable.com, you must first agree to the terms and conditions set forth in our www.equitable.com Online Services Agreement, which you

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can find at our website. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through www.equitable.com are given by you; however, we reserve the right to refuse to process any transaction and/or block access to www.equitable.com if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of “Disruptive transfer activity” above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the policy. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the policy, such as purchasing the policy or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

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Suicide and certain misstatements

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

When we pay policy proceeds

General.  We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

Clearance of checks.  We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of guaranteed interest option proceeds.  We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

Delay of variable investment option proceeds.  We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

Delay to challenge coverage.  We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

Changes we can make

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

•	combine two or more variable investment options or withdraw assets relating to Incentive Life Optimizer® from one investment option and put them into another;

•	end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

•	operate Separate Account FP under the direction of a “committee” or discharge such a committee at any time;

•	restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;
•

operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

Reports we will send you

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy’s current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

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Distribution of the policies

The policies are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other the Company life and annuity products we issue.

The policies are sold by financial professionals of Equitable Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on policies sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see “Risk/benefit summary: Charges and expenses you will pay” and “More information about certain policy charges” earlier in this prospectus.

As used below, the “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount and Distributor, among other factors.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on premium payments made on the policies sold through Equitable Advisors (“premium-based compensation”). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy’s first year; plus 8.5% of all other premiums you pay in your policy’s first year; plus 11% of all other premiums you pay in policy years two and later. Equitable Advisors, in turn, may pay a portion of the premium-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale.

Your Equitable Advisors financial professional will receive premium-based compensation on a policy in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold (“asset-based compensation”). The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of our policy than it pays for the sale of a policy or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same policy. Equitable Advisors also pay different levels of compensation based on different policy types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits,

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expense reimbursements, marketing allowances and premium-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s policies and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our policy over a policy or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays premium-based and asset-based compensation (together “compensation”) to Equitable Distributors. Premium-based compensation is paid based on the Company’s policies sold through Equitable Distributor’s Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of Equitable Distributor’s Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy’s first year; plus 5% of all other premiums you pay in your policy’s first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.10% in policy years 11 and later may also be paid. Equitable Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

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Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

Legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner’s interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

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13. Financial statements of Separate Account FP and the Company

The financial statements of Separate Account FP, as well as the consolidated financial statements of the Company, are in the Statement of Additional Information (“SAI”).

The financial statements of the Company have relevance for the policies only to the extent that they bear upon the ability of the Company to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

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14. Personalized illustrations

Illustrations of policy benefits

Personalized illustrations.  Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. No illustration will ever show you the actual values available under your policy at any given point in time. This is because many factors affect these values including: (i) the insured person’s characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

Different kinds of illustrations.  Personalized illustrations can reflect the investment management fees and expenses incurred in 2019 (or expected to be incurred in 2020, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios’ investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2019. You may request a weighted illustration that computes the average of investment management fees and expenses of all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.

The effect of the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

67

Requesting more information

The Statement of Additional Information (“SAI”), dated May 1, 2020, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.

You may visit the SEC’s web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335

Statement of Additional Information

Page

The Company	2

Ways we pay policy proceeds	2

Distribution of the policies	2

Underwriting a policy	2

Insurance regulation that applies to the Company	2

Custodian	2

Independent registered public accounting firm	2

Financial statements	2

#843960

Incentive Life Optimizer® II

An individual flexible premium variable life insurance policy issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company with variable investment options offered under the Company’s Separate Account FP.

Prospectus dated May 1, 2020

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. This prospectus supersedes all prior prospectuses and supplements. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

This prospectus describes the Incentive Life Optimizer® II policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy’s material features, benefits, rights and obligations, as well as other information. The description of the policy’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. Certain optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. To make this prospectus easier to read, we sometimes use different words than the policy. The Company or your financial professional can provide any further explanation about your policy.

This policy is no longer sold. This prospectus is for current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.

For information about income, estate and gift taxes in connection with life insurance policies as well as possible estate and gift tax consequences, please see the Tax information section later in this prospectus, including the information under “Estate, gift, and generation-skipping taxes”.

What is Incentive Life Optimizer® II?

Incentive Life Optimizer® II provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option, the Market Stabilizer Option® and/or one or more of the following variable investment options:

Variable investment options

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(3)
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World Fund®
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/All Asset Growth Allocation(2)
•	EQ/American Century Mid Cap Value(3)
•	EQ/Balanced Strategy(1)

Variable investment options

•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(2)(3)
•	EQ/ClearBridge Large Cap Growth
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(1)
•	EQ/Conservative Strategy(1)
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(2)
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(1)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(3)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(2)
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology(3)
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Growth Strategy(1)
•	EQ/Money Market
•	EQ/ Morgan Stanley Small Cap Growth(3)
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Mid Cap
•	Franklin Mutual Shares VIP
•	Franklin Small Cap Value VIP
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	PIMCO CommodityRealReturn® Strategy
•	T. Rowe Price Equity Income II
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation
•	Templeton Developing Markets VIP
•	Templeton Global Bond VIP
•	Templeton Growth VIP
•	VanEck VIP Global Hard Assets

(1)	Also referred to as an “EQ Strategic Allocation investment option” in this prospectus.
(2)

This is the variable investment option’s new name. Please see “About the Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of the prospectus.

(3)

This is the surviving variable investment option of a Portfolio merger. Please see “About the Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

Catalog No. 145327 (5/18)

#844004/AA & ADLL

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding “Portfolio” that is part of one of the trusts (the “Trusts”), which are mutual funds. Please see “About the Portfolios of the Trusts” for more detailed information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy’s insured person dies will generally be income tax free. If you are the policy’s owner and the insured person, the death benefit will generally be includible in your estate for purposes of federal estate tax.

The Market Stabilizer Option®.  The Market Stabilizer Option® (“MSO”) is an investment option that is also available under this policy. The option provides for participation in the performance of the S&P 500 Price Return index which excludes dividends, (the “Index”) up to the Growth Cap Rate that we set on the Segment Start Date. On the Segment Maturity Date, we will apply the Index-Linked Rate of Return to the Segment Account Value based on the performance of the Index. If the performance of the Index has been positive for the Segment Term and equal to or below the Growth Cap Rate, we will apply to the Segment Account Value an Index-Linked Rate of Return equal to the full Index performance. If the performance of the Index has been positive for the Segment Term and above the Growth Cap Rate, we will apply an Index-Linked Rate of Return equal to the Growth Cap Rate. If the Index has negative performance, the Index-Linked Rate of Return will be 0% unless the Index performance goes below -25% for the Segment Term. In that case only the negative performance in excess of -25% will be applied to the Segment Account Value. Please see “About the Market Stabilizer Option®” for more information and definitions of terms associated with the MSO.

Please note that you will not be credited with any positive Index performance with respect to amounts that are removed from a Segment prior to the Segment Maturity Date. Even when the Index performance has been positive, such early removals will cause you to lose some principal. Please see “Early Distribution Adjustment” later in this prospectus.

Other choices you have.  You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as “premiums”) to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by “riders” to your policy.

Other policies.  We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with another policy may not be to your advantage. You can contact us to find out more about any other insurance policy.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a web-site, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-777-6510 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

The Market Stabilizer Option® is not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”) or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Market Stabilizer Option® or any member of the public regarding the advisability of investing in securities generally or in the Market Stabilizer Option® particularly or the ability of the S&P 500 Price Return index (the “Index”) to track general stock market performance. S&P’s and its third party licensor’s only relationship to the Company is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the Index which is determined, composed and calculated by S&P or its third party licensors without regard to the Company or the Market Stabilizer Option®. S&P and its third party licensors have no obligation to take the needs of the Company or the owners of the Market Stabilizer Option® into consideration in determining, composing or calculating the Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Market Stabilizer Option® or the timing of the issuance or sale of the Market Stabilizer Option® or in the determination or calculation of the equation by which the Market Stabilizer Option® is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Market Stabilizer Option®.

Contents of this Prospectus

Definitions of Key Terms	5

1. Risk/benefit summary: Charges and expenses you will pay	7
Tables of policy charges	7
How we allocate charges among your investment options	10
Changes in charges	10

2. Risk/benefit summary: Policy features, benefits and risks	11
How you can pay for and contribute to your policy	11
The minimum amount of premiums you must pay	12
You can guarantee that your policy will not terminate before a certain date	13
You can elect a “paid up” death benefit guarantee	13
You can receive an accelerated death benefit under the Long-Term Care ServicesSM Rider	13
Investment options within your policy	14
About your life insurance benefit	15
Alternative higher death benefit in certain cases	16
You can increase or decrease your insurance coverage	17
Accessing your money	18
Risks of investing in a policy and the Market Stabilizer Option®	19
How the Incentive Life Optimizer® II variable life insurance policy is available	20

3. The Company	21
How to reach us	22
About our Separate Account FP	23
About Separate Account No. 67	23
Your voting privileges	23
About the Trusts	24

4. About the Portfolios of the Trusts	25
Portfolios of the Trusts	26

“Financial professional” means the registered representative of either Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN) or an unaffiliated broker dealer which has entered into a selling agreement with Equitable Distributors, LLC who is offering you this policy.

When we address the reader of this Prospectus with words such as “you” and “your,” we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy’s owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word “owner” therefore refers to all owners.

When we use the word “state” we also mean any other local jurisdiction whose laws or regulations affect a policy.

3

5. About the Market Stabilizer Option® (applicable only if allocating amounts to the MSO)	36
Definitions	36
Description of the Market Stabilizer Option®	38

6. Determining your policy’s value	48
Your policy account value	48

7. Transferring your money among our investment options	50
Transfers you can make	50
How to make transfers	51
Our automatic transfer service	51
Our asset rebalancing service	51

8. Accessing your money	53
Borrowing from your policy	53
Loan extension (for guideline premium test policies only)	54
Making withdrawals from your policy	55
Surrendering your policy for its net cash surrender value	56
Your option to receive a terminal illness living benefit under the Living Benefits Rider	56

9. Tax information	58
Basic income tax treatment for you and your beneficiary	58
Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)	58
Tax treatment of Living Benefits Rider or Long-Term Care ServicesSM Rider under a policy with the applicable rider	60
Business and employer owned policies	60
Requirement that we diversify investments	61
Estate, gift, and generation-skipping taxes	61
Pension and profit-sharing plans	62
Split-dollar and other employee benefit programs	62
ERISA	62
3.8% Tax on Net Investment Income or “NII”	62
Our taxes	62
Tax withholding and information reporting	62
Possibility of future tax changes and other tax information	63

10. More information about policy features and benefits	65
Guarantee premium test for the no-lapse guarantees	65
Paid up death benefit guarantee	65
Other benefits you can add by rider	66
Customer loyalty credit	72
Variations among Incentive Life Optimizer® II policies	73
Your options for receiving policy proceeds	73
Your right to cancel within a certain number of days	73

11. More information about certain policy charges	75
Deducting policy charges	75
Charges that the Trusts deduct	79

12. More information about procedures that apply to your policy	80
Dates and prices at which policy events occur	80
Policy issuance	81
Ways to make premium and loan payments	81
Assigning your policy	82
You can change your policy’s insured person	82
Requirements for surrender requests	82
Gender-neutral policies	82
Future policy exchanges	82
Broker transaction authority	83

13. More information about other matters	84
About our general account	84
Transfers of your policy account value	84
Telephone and Internet requests	85
COVID-19	86
Cybersecurity risks and catastrophic events	86
Suicide and certain misstatements	87
When we pay policy proceeds	87
Changes we can make	87
Reports we will send you	87
Distribution of the policies	88
Legal proceedings	90

14. Financial statements of Separate Account FP and the Company	91

15. Incorporation of certain documents by reference	92

16. Personalized illustrations	93
Illustrations of policy benefits	93

Appendices

I	—	MSO Early Distribution Adjustment Examples	I-1

II	—	Calculating the alternate death benefit	II-1

III	—	Policy variations	III-1

IV	—	State policy availability and/or variations of certain features and benefits	IV-1

Requesting more information Statement of Additional Information Table of contents

4

Definitions of Key Terms

Alternative Death Benefit — the alternate higher death benefit is based upon the life insurance qualification test that you choose. We will automatically pay an alternative death benefit if it is higher than the basic death benefit option you have selected.

Amount at Risk — our amount at risk on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy.

Beneficiary — the person or entity you designate to receive the death benefit payable at the death of the Insured.

Business Day — is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Premium payments will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your premium payment, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

Cash Surrender Value — the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy.

Cost of Insurance Charge — the monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000.

Cost of Insurance Rates — the cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year.

Customer Loyalty Credit — a customer loyalty credit is provided for policies that have been in force for more than 8 years. This is added to your policy account value each month.

Enhanced No Lapse Guarantee — the enhanced no lapse guarantee is an optional rider that may be elected at issue at no additional charge that provides a longer guarantee period than described below with a possible higher and/or longer premium requirement, provided that you allocate all of your policy account value to any of the EQ Strategic Allocation investment options.

Face Amount — represents the amount of insurance coverage you want on the life of the insured person.

Guaranteed Interest Account — is a fixed account that is part of our General Account.

Guarantee Premium — you can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts “guarantee premiums” and they will be set forth in your policy.

Insured — the person on whose life we base this policy.

Long-Term Care ServicesSM Rider — subject to our eligibility requirements, this is an optional rider that may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy’s death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.

Market Stabilizer Option® (“MSO”) — the MSO is an optional rider that provides a rate of return tied to the performance of the S&P 500 Price Return Index.

Net Cash Surrender Value — The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is “restricted” as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long-Term Care ServicesSM Rider, and minus any surrender charge that then remains applicable. If you have any policy account value in the MSO, the Segment Distribution Value and not the Segment Account Value will be used to calculate your policy account value for the purpose of determining your net cash surrender value.

Net Policy Account Value — your “net policy account value” is the total of (i) your amounts in our variable investment options, (ii) your Segment Account Value(s), (iii) your amounts in our guaranteed interest option, (iv) plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any “restricted” amounts that we hold in the guaranteed interest option as a result of any payment received under a Living Benefits Rider.

No-Lapse Guarantee — provides a guarantee against policy termination for a specific period of time.

5

Owner — the owner of the policy. “You” or “your” refers to the owner.

Paid Up Death Benefit Guarantee — the “paid up” death benefit provides an opportunity to lock in all or a portion of your policy’s death benefit without making additional premium payments.

Policy — the policy with any attached application(s), any riders, and any endorsements.

Policy Account Value — your policy account value is the total of (i) your amounts in our variable investment options, (ii) your Segment Account Value(s), (iii) your amounts in our guaranteed interest option (other than in (iv)), and (iv) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options).

Premium Payments — We call the amounts you contribute to your policy “premiums” or “premium payments.”

Register date — Your policy’s “register date” will be shown in your policy and is the date from which we measure the months, years and anniversaries of your policy. Your register date is determined as described in “Policy issuance” under “More information about procedures that apply to your policy” later in this prospectus.

Segment Maturity GIO Limitation — A specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. The Company reserves the right to implement a specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. The specified percentage limitation can be changed at anytime, but it will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option. Please see “Appendix III: Policy variations” later in this prospectus for more information.

Segment Maturity Date — The date on which a Segment Term is completed and the Index-Linked Return for that Segment is applied to a Segment Account Value.

Segment Maturity Value — This is the Segment Account Value adjusted by the Index-Linked Return for that Segment.

Segment Start Date — The Segment Start Date is the day on which a Segment is created.

Segment Term — The duration of a Segment. The Segment Term for each Segment begins on its Segment Start Date and ends on its Segment Maturity Date one year later. We are currently only offering Segment Terms of approximately one year. We may offer different durations in the future.

6

1. Risk/benefit summary: Charges and expenses you will pay

Tables of policy charges

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges.(1)

Transaction Fees
Charge	When charge is deducted	Maximum amount that may be deducted
Premium charge	From each premium	6% of each premium(2)
Surrender (turning in) of your policy during its first 10 years or the first 10 years after you have requested an increase in your policy’s face amount(3)(5)	Upon surrender	Initial surrender charge per $1,000 of initial base policy face amount or per $1,000 of requested base policy face amount increase:(4) Highest: $45.91 Lowest: $8.71 Representative: $16.62(6)
Request a decrease in your policy’s face amount(3)	Effective date of the decrease	A pro rata portion of the charge that would apply to a full surrender at the time of the decrease.
Transfers among investment options	Upon transfer	$25 per transfer.(7)

Special services charges

•   Wire transfer charge(8)

•   Express mail charge(8)

•   Policy illustration charge(9)

•   Duplicate policy charge(9)

•   Policy history charge(9)(10)

•   Charge for returned payments(9)

	At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction	Current and Maximum Charge: $90 Current and Maximum Charge: $35 Current Charge: $0 Maximum Charge: $25 Current and Maximum Charge: $35 Current and Maximum Charge: $50 Current and Maximum Charge: $25

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Maximum amount that may be deducted
Administrative charge(3)(11)	Monthly	(1) Policy Year	Amount deducted

		1 2+	$15(12) $10(12)
plus

(2) Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase that exceeds the highest previous face amount:

Highest: $0.34 Lowest: $0.09 Representative: $0.11(6)
Cost of insurance charge(3)(11)(13)	Monthly	Charge per $1,000 of the amount for which we are at risk:(14)

Highest: $83.34 Lowest: $0.02 Representative: $0.09(15)

7

Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Maximum amount that may be deducted
Mortality and expense risk charge	Monthly	Policy Year	Annual % of your value in our variable investment options and MSO

		1-10 11+	1.00% 0.50%

Loan interest spread(16)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount.

Optional rider charges†	When charge is deducted	Maximum amount that may be deducted
Children’s Term Insurance	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount:

$0.50
Disability Deduction Waiver(3)	Monthly (while the rider is in effect)	Percentage of all other monthly charges:

Highest: 132%
Lowest: 7%
Representative: 12%(15)
Disability Premium Waiver(3) (Initial base policy face amount(18))	Monthly (while the rider is in effect)	Charge for Disability Premium Waiver per $1,000 of benefit for which such rider is purchased:(17)

Highest: $0.60
Lowest: $0.01
Representative: $0.06(15)
Disability Premium Waiver(3) (Children’s Term Insurance)	Monthly (while the rider is in effect)	Charge for Disability Premium Waiver per $1,000 of benefit for which such rider is purchased:(17)

Highest: $0.03
Lowest: $0.01
Representative: $0.01(15)
Disability Premium Waiver(3) (Long-Term Care ServicesSM Rider)	Monthly (while the rider is in effect)	Charge for Disability Premium Waiver per $1,000 of benefit for which such rider is purchased:(17)

Highest: $0.02
Lowest: $0.0009
Representative: $0.003(15)
Disability Premium Waiver(3) (Option To Purchase Additional Insurance)	Monthly (while the rider is in effect)	Charge for Disability Premium Waiver per $1,000 of benefit for which such rider is purchased:(17)
Highest: $0.07
Lowest: $0.02
Representative: $0.03(15)
Long-Term Care ServicesSM Rider(3)(11)(24)	Monthly	Charge per $1,000 of the amount for which we are at risk:(19)
With the optional Nonforfeiture Benefit: Highest: $2.94 Lowest: $0.25 Representative: $0.53(20) Without the optional Nonforfeiture Benefit: Highest: $2.67 Lowest: $0.22 Representative: $0.49(20)
Option To Purchase Additional Insurance(3)	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount:
Highest: $0.17
Lowest: $0.04
Representative: $0.16(20)
Cash Value Plus Rider(21)	Monthly (while the rider is in effect)	Charge per $1,000 of the initial base policy face amount:
$0.04
Adding Living Benefits Rider	At the time of the transaction	$100 (if elected after policy issue)
Exercising Living Benefits Rider	At the time of the transaction	$250

†	There is no additional charge for the Charitable Legacy Rider or the Enhanced No Lapse Guarantee Rider.

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Periodic charges other than underlying trust portfolio operating expenses
MSO rider charges††	When charge is deducted	Maximum amount that may be deducted
Market Stabilizer Option® (MSO)	Please see “Definitions” under “About the Market Stabilizer Option® “ later in this prospectus for key words and phrases related to the MSO, as well as the meaning of special terms that are relevant to the MSO.
Loan Interest Spread(16) for Amounts of Policy Loans Allocated to an MSO Segment	On each policy anniversary (or on loan termination, if earlier)	2% for New York and Oregon policies 5% for all other policies
MSO Early Distribution Adjustment	On surrender or other distribution (including loan) from an MSO Segment prior to its Segment Maturity Date	75% of Segment Account Value(22)
Variable Index Benefit Charge(25)	On Segment Start Date	0.75%
Variable Index Segment Account Charge(25)	At the beginning of each policy month during the Segment Term	1.65%(23)
Total		2.40%
†† Please see “Charges” and “Charge Reserve Amount” under “About the Market Stabilizer Option® “ for more information on how charges are deducted.
(1)

For more information about some of these charges, see “Deducting policy charges” under “More information about certain policy charges” later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

(2)

Currently, we reduce this charge to 4% after an amount equal to two”target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, and death benefit option, as well as the policy’s face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Cash Value Plus Rider, a portion of the premium charge will be refunded upon surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see “Cash Value Plus Rider” in “More information about policy features and benefits” later in this prospectus).

(3)

This charge varies based on individual characteristics of the insured, and for the Long-Term Care ServicesSM Rider on the benefit percentage you choose and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about certain policy charges.”

(4)

If your policy includes the Cash Value Plus Rider, the surrender charges are reduced, subject to a cumulative premium-based cap on the rider benefits (see “Cash Value Plus Rider” in “More information about policy features and benefits” later in this prospectus).

(5)	The surrender charge attributable to each increase in your policy’s face amount is in addition to any remaining surrender charge attributable to the policy’s initial face amount.
(6)

This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class.

(7)

No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus. Nor will this charge apply to any transfers to or from any MSO Holding Account that we make available in connection with any Market Stabilizer Option® available as an investment option. Please see “About the Market Stabilizer Option®” later in this prospectus for information about the MSO and the related “Holding Account.”

(8)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(9)	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about certain policy charges” for more information.
(10)	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about certain policy charges” for more information.
(11)	Not applicable after the insured person reaches age 121.
(12)

Not applicable if the minimum face amount stated in your policy is $10,000. Please see “Your policy’s face amount” under “About your life insurance benefit” in “Risk/ benefit summary: Policy features, benefits and risks” later in this prospectus.

(13)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(14)	Our amount “at risk” is the difference between the amount of death benefit and the policy account value as of the deduction date.
(15)	This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.
(16)

We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3% or (b) the “Monthly Average Corporate” yield published by Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Accessing your money” later in this prospectus. However, for MSO Segments, the guaranteed maximum spread is higher as noted above. This spread is the maximum difference between the annual interest rate we credit and the annual loan interest rate we charge on the amount of any loan deducted from a Segment. See “Loans” and “How we deduct monthly charges during a Segment Term” under “About the Market Stabilizer Option®” later in this prospectus for more information about how loan interest is deducted from your policy.

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(17)

Amount charged equals the total sum of Disability Premium Waiver rider charges corresponding to the base policy, any Children’s Term Insurance, Option To Purchase Additional Insurance and/or any Long-Term Care ServicesSM Rider that you have added to your policy and to any base policy face amount increases.

(18)

The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(19)

Our amount “at risk” for this rider depends on the death benefit option selected under the policy. See “More information about policy features and benefits — Long-Term Care ServicesSM Rider” later in this prospectus.

(20)

This representative amount is the rate we guarantee in any policy year while the rider is in effect for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.

(21)

This rider is not available if you elect the Long-Term Care ServicesSM Rider. Please see “Appendix III: Policy variations” later in this prospectus for more information on the charge applicable under the prior version of this rider. This rider was available beginning May 2, 2011.

(22)

The actual amount of an Early Distribution Adjustment is determined by a formula that depends on, among other things, how the Index has performed since the Segment Start Date, as discussed in detail in “Early Distribution Adjustment” under “About the Market Stabilizer Option®” later in this prospectus. The maximum amount of the adjustment would occur if there is a total distribution at a time when the Index has declined to zero.

(23)	Currently we deduct this charge at an annual rate of 0.65%, rather than at the maximum rate shown.
(24)	This rider is not available if you elect the Cash Value Plus Rider.
(25)	These charges represent annual rates.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)(1)	Lowest 0.58%	Highest 2.37%

(1)

“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2021 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2021. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(*)	Lowest 0.58%	Highest 2.26%

(*)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

How we allocate charges among your investment options

In your application for a policy, you tell us from which investment options you want us to take the policy’s monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options available with these guarantees, proportionately to your value in each.

Substantially different procedures apply, however, if you allocate any of your policy account value to the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value in the policy’s guaranteed interest option, from which we will make the policy’s monthly deductions. Please see “About the Market Stabilizer Option®” later in this prospectus for more information about these procedures, including the procedure we will follow if amounts in the guaranteed interest option are insufficient to pay the deductions.

Changes in charges

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see “Our taxes” under “Tax information” later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policies belonging to a given class, and will be determined based on reasonable assumptions as to expenses, mortality, investment income, lapses and policy and contract claims associated with morbidity. These assumptions include taxes, the cost of hedging, longevity, volatility, other market conditions, surrenders, persistency, conversions, disability, accident, illness, inability to perform activities of daily living, and cognitive impairment, if applicable. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

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2. Risk/benefit summary: Policy features, benefits and risks

Incentive Life Optimizer® II is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this “base policy” are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus.

In addition, depending on when you purchased your policy, certain variations may apply to your policy which differ from the information contained in this section. Please see “Appendix III: Policy variations” later in this prospectus for more information.

How you can pay for and contribute to your policy

Premium payments.  We call the amounts you contribute to your policy “premiums” or “premium payments.” The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

Section 1035 exchanges of policies with outstanding loans.  If we approve, you may purchase an Incentive Life Optimizer® II policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the “Code”). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Optimizer® II policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Optimizer® II policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see “Borrowing from your policy” later in this prospectus).

You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured’s 121st birthday, so long as you don’t exceed certain limits determined by the federal income tax laws applicable to life insurance.

Your choice of a life insurance qualification test and limits on premium payments.  A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test (“guideline premium test”) or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of “life insurance” limits your ability to pay certain high levels of premiums (relative to your policy’s insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under “Determining your policy’s value,” later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a “modified endowment contract,” which may subject you to additional taxes and penalties on any distributions from your policy. See “Tax information” later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

11

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

Planned periodic premiums.  Page 3 of your policy will specify a “planned periodic premium.” This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

The minimum amount of premiums you must pay

Policy “lapse” and termination.  Your policy will lapse (also referred to in your policy as “default”) if your “net policy account value” is not enough to pay your policy’s monthly charges when due unless:

•

you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see “You can guarantee that your policy will not terminate before a certain date” below);

•

you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider (see “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus);

•

you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see “You can elect a “paid up” death benefit guarantee” below); or

•	your policy has an outstanding loan that would qualify for “loan extension.”

(“Policy account value” and “net policy account value” are explained under “Determining your policy’s value” later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If the guaranteed interest option limitation is in effect, we may limit you from allocating a portion of your payment to the guaranteed interest option as described elsewhere in this prospectus. Any such portion of the payment will be allocated to the variable investment options in proportion to any payment amounts for the variable investment options that you have specified with that payment. Otherwise, any such portion of the payment will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any such portion of the payment will be refunded to you except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option. If your policy account value is still insufficient to cover total monthly deductions, we will send a written notice that a new 61-day grace period has begun and request an additional payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates. Please see “Appendix III: Policy variations” later in this prospectus for more information.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the guarantee premium amount required to maintain one of the available guarantees against termination), policy loans or liens and accrued loan or lien interest, to the beneficiary you have named.

Your policy will terminate if you don’t pay enough premiums (i) to pay the charges we deduct, or (ii) to maintain one of our no lapse guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See “Tax information,” later in this prospectus.

Restoring a terminated policy.  To have your policy “restored” (put back in force), you must apply within three years after the date of termination. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no-lapse guarantee also terminates and cannot be restored after the policy terminates.

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You can guarantee that your policy will not terminate before a certain date

No Lapse Guarantee.  You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts “guarantee premiums”and they will be set forth on page 3 of your policy. We call this guarantee against termination our “no-lapse guarantee.” The length of your policy’s guarantee period will range from 5 to 20 years depending on the insured’s age when we issue the policy. Under the No Lapse Guarantee provision, the policy is guaranteed not to lapse during a no lapse guarantee period of 20 years for issue ages 0-55, the number of years to attained age 75 for issue ages 56-69, and 5 years for issue ages 70 and over. In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

•	You have satisfied the “guarantee premium test” (discussed in “guarantee premium test for the no-lapse guarantee” under “More information about policy benefits” later in this prospectus); and

•	Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

Enhanced No Lapse Guarantee Rider.  An optional rider may be elected at issue at no additional charge that provides a longer guarantee period than described above with a possible higher and/or longer premium requirement, provided that you allocate all of your policy account value to any of the EQ Strategic Allocation investment options. The length of your policy’s guarantee period will range from 15 to 30 years, depending on the insured’s age when we issue the policy. Under the Enhanced No Lapse Guarantee Rider, the policy is guaranteed not to lapse during the enhanced no lapse guarantee period of 30 years for issue ages 0-55, or to age 85 for issue ages 56-70. For issue ages over 70, the Enhanced No Lapse Guarantee Rider is not available. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see “Optional benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus.

If you pay at least certain prescribed amounts of premiums, and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.

The Market Stabilizer Option® is not available if you elect the Enhanced No Lapse Guarantee Rider.

You can elect a “paid up” death benefit guarantee

Provided certain requirements are met, and subject to our approval, you may elect to take advantage of our “paid up”

death benefit guarantee at any time after the fourth year of your policy if the insured’s attained age is 120 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy’s face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options (currently the EQ Strategic Allocation investment options) that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. If the policy guaranteed interest option limitation is in effect at the time you elect the “paid up” death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the “paid up” death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. Our paid up death benefit guarantee is not available if you received benefit payments under the Living Benefits Rider at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care ServicesSM Rider prior to continuing coverage under any Nonforfeiture Benefit. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care ServicesSM Rider subject to any Nonforfeiture Benefit, if elected. Please also see Appendix III later in this prospectus for policy and/or rider variations.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, (ii) if we make a payment under the Living Benefits Rider or Long-Term Care ServicesSM Rider prior to continuing coverage under any Nonforfeiture Benefit, or (iii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see “Paid up death benefit guarantee” under “More information about policy features and benefits” later in this prospectus.

The Market Stabilizer Option® is not available while the paid up death benefit guarantee is in effect.

You can receive an accelerated death benefit under the Long-Term Care ServicesSM Rider

In states where approved and subject to our eligibility requirements, the Long-Term Care ServicesSM Rider may be added to your policy at issue that provides an acceleration of the policy’s death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualified long-term care services in accordance with a plan of care. The long-term care specified amount at issue must be at least $100,000. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select and whether you select the rider with or

13

without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year. For more information about this rider, see “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus. Please also see Appendix III later in this prospectus for rider variations.

You can receive a terminal illness living benefit under the Living Benefits Rider.  Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy’s death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

For more information about that rider, see “Your option to receive a terminal illness living benefit under the Living Benefits Rider” under “Accessing your money” later in this prospectus.

Investment options within your policy

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the “Investment Start Date”). Before this date, your initial premium will be held in a non-interest bearing account. See “Policy issuance” in “More information about procedures that apply to your policy” later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see “Your right to cancel within a certain number of days,” later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for 20 calendar days (the “Money Market Lock-in Period”). On the first business day following the Money Market Lock-in Period, we will reallocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the “Allocation Date” is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option. Please also see “Your right to cancel within a certain number of days” under “About the Market Stabilizer Option®” later in this prospectus for the procedures that apply if the MSO is elected.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of any premium payment to the guaranteed interest option. Any portion of the premium payment in excess of the limitation amount will be allocated to the variable investment options in proportion to any premium payment amounts for the variable investment options that you have specified with that premium payment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any premium payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the premium payment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on premium payments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see “Appendix III: Policy variations” later in this prospectus for more information.

The policy is between you and the Company. The policy is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. If your policy is sold by a financial professional of Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”), your financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

You can choose among variable investment options.

Variable investment options.  The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as “Investment Funds.”) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows

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investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under “About the Portfolios of the Trusts.”

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). We may add or delete variable investment options or Portfolios at any time.

If you elect at issue the Enhanced No Lapse Guarantee Rider or subsequently exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the EQ Strategic Allocation investment options, or those investment options we are then making available under the rider. Please see “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus.

Guaranteed interest option.  You can also allocate some or all of your policy’s value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the “Guaranteed Interest Account.”)

Upon advance notification, the Company has the right to implement the policy guaranteed interest option limitation. If the policy guaranteed interest option limitation is in effect, the Company has the right to limit you from allocating more than a specified percentage of your premium to the guaranteed interest option. We may also reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. Finally, we may limit you from allocating more than a specified percentage of any additional loan repayment to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. The specified percentage limitation on allocations of premium payments, additional loan repayments, and requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. The policy guaranteed interest option limitation will not apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. If you elect the Enhanced No Lapse Guarantee Rider at issue, and while it remains in effect, you are required to allocate all of your policy account value to any of the EQ Strategic Allocation investment options. Therefore, you may not allocate any amounts to the guaranteed interest option whether or not the guaranteed interest option limitation is in effect at that time. For more information on these restrictions, see “Paid up death benefit guarantee” and “Enhanced No Lapse Guarantee Rider” under “More information about policy features and benefits” and “Appendix III: Policy variations” later in this prospectus.

We will pay at least 2% annual interest on our guaranteed interest option.

Market Stabilizer Option®.  The MSO is a rider that provides you with an investment option linked to the performance of the S&P 500 Price Return index, which excludes dividends, up to a Growth Cap Rate. While the Growth Cap Rate is set at the Company’s sole discretion, the Growth Cap Rate will not change during a Segment Term and the Growth Cap Rate will always be at least 6%. Additionally, the MSO provides a specified level of protection against declines in the performance of the S&P 500 Price Return index of up to negative 25%. Please see “About the Market Stabilizer Option®” later in this prospectus for a more detailed explanation about the provisions and terms used for the MSO.

Please note that you will not be credited with any positive Index performance with respect to amounts that are removed from a Segment prior to the Segment Maturity Date. Even when the Index performance has been positive, such early removals will cause you to lose some principal. Please see “Early Distribution Adjustment” later in this prospectus.

About your life insurance benefit

Your policy’s face amount.  In your application to buy an Incentive Life Optimizer® II policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the “face amount” of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Charitable Legacy Rider, the minimum face amount is $1 million. If you have elected the Cash Value Plus Rider, the minimum face amount is $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. Please see “Appendix III: Policy variations” later in this prospectus for more information on the prior version of this rider. If you are

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exercising the Option To Purchase Additional Insurance under another policy, or a conversion from certain term life policies or term riders, the minimum face amount is $25,000. For: 1) policies that exceed our Disability Deduction Waiver or Disability Premium Waiver maximum coverage limit 2) face amount increases issued on a less favorable underwriting basis than the base policy 3) policy owners of certain discontinued the Company variable life products where a requested increase in coverage involves the issuance of an additional variable life policy or 4) face amount increases on a 1980 CSO product issued on a less favorable underwriting basis than the base policy, the minimum face amount is $10,000.

If the insured person dies, we pay a life insurance benefit to the “beneficiary” you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. (See “Your options for receiving policy proceeds” under “More information about policy features and benefits” later in this prospectus.)

Your policy’s “death benefit” options.  In your policy application, you also choose whether the basic amount (or “benefit”) we will pay if the insured person dies is:

•

Option A — The policy’s face amount on the date of the insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy face amount;

-or-

•

Option B — The face amount plus the “policy account value” on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your “policy account value” is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. For any amounts invested in an MSO Segment, your policy account value will reflect the Segment Account Value. (Policy account value is discussed in more detail under “Determining your policy’s value” later in this prospectus.)

Under Option B, your policy’s death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

Alternative higher death benefit in certain cases

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code’s definition of “life insurance.”

We will automatically pay an alternative death benefit if it is higher than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person’s date of death by a percentage specified in your policy. Representative percentages are as follows:

If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.

Age:*	40 and under		45	50	55	60	65
%:	250%		215%	185%	150%	130%	120%
Age:	70	75-90	91	92	93	94- Over
%:	115%	105%	104%	103%	102%	101%
*	For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see “Appendix II: Calculating the alternate death benefit” later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy’s cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured’s age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner’s Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see “Appendix II: Calculating the alternate death benefit” later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

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The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values.

The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.  We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a Living Benefits Rider. We reduce it by the amount of the living benefits payment plus interest. See “Your option to receive a terminal illness living benefit under the Living Benefits Rider” later in this prospectus. Under the Long-Term Care ServicesSM Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see “Long-Term Care ServicesSM Rider” later in this prospectus.

Death benefit if your policy is on loan extension.  Your policy offers an additional feature against policy termination due to an outstanding loan, called “loan extension.” Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see “Borrowing from your policy” under “Accessing your money.”

You can request a change in your death benefit option from Option B any time after the fifth year of the policy or from Option A any time after the second year of the policy and before the policy anniversary nearest to the insured’s 121st birthday.

Change of death benefit option.  If you change your death benefit option, we will adjust your policy’s face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy’s death benefit at the time of the change in the death benefit option. If you change from Option B to Option A, we automatically increase your base policy’s face amount by an amount equal to your policy account value at the time of the change. If you change from Option A to Option B, we will automatically reduce your base policy’s face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option A to Option B any time after the second policy year or from Option B to Option A any time after the fifth policy year. Any request to change an Option must occur before the policy anniversary nearest the insured’s 121st birthday.

If the alternative death benefit (referenced above) is higher than the base policy’s death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above. See “Alternative higher death benefit in certain cases” earlier in this section.

We may refuse a change from Option A to Option B if the policy’s face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the attained age 120, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care ServicesSM Rider is in effect. You may request a change from Option B to Option A. Please see Appendix III later in this prospectus for rider variations. Please also refer to “Tax information” later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

You can increase or decrease your insurance coverage

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy’s face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to “Tax information” for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum issue age for a face amount increase

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as described in their policy (or age 71 if the Enhanced No Lapse Guarantee Rider is in effect); or (ii) while the Cash Value Plus Rider is in effect or, while the Long-Term Care ServicesSM Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. Further, if the underwriting class for the insured person is changed after issue, the maximum age at which the insured person may apply for a face amount increase will be the maximum issue age for the underwriting class for the insured person at the time the increase is requested (which may be different than it was previously). We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

Face amount increases.  We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 10 year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See “Risk/benefit summary: Charges and expenses you will pay.”

If you elect the MSO, the same conditions as described above for a face amount increase will apply while any Segment is in effect. However, the Charge Reserve Amount will be recalculated on the effective date of the requested face amount increase so that the amount in the Unloaned GIO is sufficient to cover the estimated monthly deductions for the policy during the longest remaining Segment Term. If the Charge Reserve Amount requirement is not satisfied, the requested Face Amount Increase will be declined. Please see “About the Market Stabilizer Option®” later in this prospectus for a more detailed explanation about when the Charge Reserve Amount may be insufficient and the provisions and terms used for the MSO.

Face amount decreases.  You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code’s definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy’s face amount or change your death benefit option. This may be necessary in order to preserve your policy’s status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

Accessing your money

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit amount accelerated to date but not by more than the accumulated benefit lien amount. See “More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care ServicesSM Rider” later in this prospectus. We will charge interest on the amount of the loan. See “Borrowing from your policy” later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under “Surrendering your policy for its net cash surrender value”) at any time after the first year of your policy and before the policy anniversary nearest to the insured’s 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee,

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your policy is on loan extension, or you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider before coverage is continued under the optional Nonforfeiture Benefit. See “Making withdrawals from your policy” later in this prospectus for more information.

If you elected the MSO, different procedures and restrictions apply to withdrawals. See “Withdrawals” under “About the Market Stabilizer Option®” later in this prospectus for additional information about withdrawals if you elected the MSO.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See “Surrendering your policy for its net cash surrender value” later in this prospectus. See “Tax information” later in this prospectus, for the tax treatment of the various ways in which you can access your money.

Risks of investing in a policy and the Market Stabilizer Option®

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•

If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no lapse guarantee, paid up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

•

If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy’s Grace Period provision and any Loan Extension Endorsement you may have.

•

We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in “Tables of policy charges” under “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•

Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

MSO risk factors

There are risks associated with some features of the Market Stabilizer Option®:

•	There is a risk of a substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index performance that exceeds -25%.

•

Your Index-Linked Return is also limited by the Growth Cap Rate, which could cause your Index-Linked Return to be lower than it would otherwise be if you participated in the full performance of the S&P 500 Price Return index.

•	You will not know what the Growth Cap Rate is before the Segment starts. Therefore, you will not know in advance the upper limit on the return that may be credited to your investment in a Segment.

•

Negative consequences apply if, for any reason, amounts you have invested in a Segment are removed before the Segment Maturity Date. Specifically, with respect to the amounts removed early, you would (1) forfeit any positive Index performance and (2) be subject to an Early Distribution Adjustment that exposes you to a risk of potentially substantial loss of principal. This exposure is designed to be consistent with the treatment of losses on amounts held to the Segment Maturity Date. Even when the Index performance has been positive, the EDA will cause you to lose some principal on an early removal.

—

The following types of removals of account value from a Segment will result in the above-mentioned consequences to you, if the removals occur prior to the Segment Maturity Date: (a) a surrender of your policy; (b) a loan from your policy; (c) a distribution in order to enable your policy to continue to qualify as life insurance under the federal tax laws; (d) certain transfers in connection with the exercise of a rider available under your policy; and (e) a charge or unpaid policy loan interest that we deduct from your Segment Account Value because the Charge Reserve Amount and other funds are insufficient to cover them in their entirety. The Charge Reserve Amount may become insufficient because of policy changes that you request, additional premium payments, investment performance, policy loans, policy partial withdrawals from other investment options besides the MSO, and any increases we make in current charges for the policy (including for the MSO and optional riders).

—	Certain of the above types of early removals can occur (and thus result in penalties to you) without any action on your part. Examples include (i) certain distributions we might make from your Segment

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Account Value to enable your policy to continue to qualify as life insurance and (ii) deductions we might make from your Segment Account Value to pay charges if the Charge Reserve Amount becomes insufficient.

—

Any applicable EDA will generally be affected by changes in both the volatility and level of the S&P 500 Price Return index. Any EDA applied to any Segment Account Value is linked to the estimated value of a put option on the S&P 500 Price Return index as described in “About the Market Stabilizer Option®” later in this prospectus. The estimated value of the put option and, consequently, the amount of the EDA will generally be higher after increases in market volatility or after the Index experiences a negative return following the Segment Start Date.

•

Once policy account value is in a Segment, you cannot transfer out of a Segment. You can only make withdrawals out of a Segment if you surrender your policy. This would result in the imposition of any applicable surrender charges and EDAs.

•	We may not offer new Segments so there is also the possibility that a Segment may not be available for a Segment Renewal at the end of your Segment Term(s).

•	We also reserve the right to substitute an alternative index for the S&P 500 Price Return index, which could reduce the Growth Cap Rates we can offer.

•	No company other than the Company has any legal responsibility to pay amounts that the Company owes under the policies.

•	You do not have any rights in the securities underlying the index, including, but not limited to, (i) interest payments, (ii) dividend payments or (iii) voting rights.

•	Your Segment Maturity Value is dependent on the performance of the index on the Segment Maturity Date.

•	Upon advance notification, the Company reserves the right to implement a Segment Maturity GIO Limitation. Please see “Appendix III: Policy variations” later in this prospectus for more information.

•	Past performance of the index is no indication of future performance.

•

The amounts required to be maintained in the Unloaned GIO for the Charge Reserve Amount during the Segment Term may earn a return that is less than the return you might have earned on those amounts in another investment option had you not invested in a Segment.

Please see “About the Market Stabilizer Option®” later in this prospectus for more detailed information about this investment option.

How the Incentive Life Optimizer® II variable life insurance policy is available

Incentive Life Optimizer® II is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see “Tax information” for more information. Incentive Life Optimizer® II is available for issue ages 0 to 85.

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3. The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

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How to reach us

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to “Telephone and Internet requests” for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

By mail:

At the Post Office Box for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

P.O. Box 1047

Charlotte, North Carolina 28201-1047

By express delivery only:

At the Street Address for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

8501 IBM Drive, Suite 150

Charlotte, North Carolina 28262-4333

1-704-341-7000 (for express delivery purposes only)

By Phone:

Monday through Thursday, 8:00 am to 7:00 pm and Friday, 8:00 am to 5:30 pm, Eastern Time: 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

By e-mail:

life-service@equitable.com

By fax:

1-855-268-6378

By Internet:

You may register for online account access at www.equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

Required Forms.  We require that the following types of communications be on specific forms we provide for that purpose:

(1)	request for our automatic transfer service (our dollar cost averaging service);

(2)	request for our asset rebalancing service;

(3)	transfers among investment options (if submitted by e-mail);

(4)	designation of new policy owner(s); and

(5)	designation of new beneficiary(ies).

Other Requests. We also have specific forms that we recommend you use for the following:

(a)	policy surrenders;

(b)	transfers among investment options (not submitted by e-mail);

(c)	changes in allocation percentages for premiums and deductions;

(d)	electing the paid up death benefit guarantee; and

(e)	electing the MSO and any MSO transactions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by phone (2) over the Internet, through www.equitable.com or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see “How to make transfers” and “Telephone and Internet requests” later in this prospectus. In the future, we may require that certain requests be completed over the Internet.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as “market timing.” (See “Disruptive transfer activity” in “More information about other matters.”)

Formal Requirements.  Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person’s name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

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eDelivery

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

About our Separate Account FP

Each variable investment option is a part (or “subaccount”) of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of the Company’s other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life Optimizer® II invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Advisors Trust and EQ Premier VIP Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

About Separate Account No. 67

Amounts allocated to the MSO are held in a “non-unitized” separate account we have established under the New York

Insurance Law. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. These assets are also available to the insurer’s general creditors and an owner should look to the financial strength of the Company for its claims-paying ability. We guarantee all benefits relating to your value in the MSO, regardless of whether assets supporting the MSO are held in a separate account or our general account.

Our current plans are to invest separate account assets in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues. Futures, options and interest rate swaps may be used for hedging purposes.

Although the above generally describes our plans for investing the assets supporting our obligations under MSO, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws.

Your voting privileges

Voting of Portfolio shares.  As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio’s shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

Voting as policy owner.  In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the

23

subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life Optimizer® II and other policies that Separate Account FP supports.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

24

4. About the Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG, a wholly owned subsidiary of the Company, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the ”EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however,

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could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Portfolios of the Trusts

EQ Premier VIP Trust(++) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CORE PLUS BOND(*)(1)	Seeks to achieve high total return through a combination of current income and capital appreciation.	• AXA Investment Managers, Inc. • Brandywine Global Investment Management, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
TARGET 2025 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	Seeks a high level of total return.	• Equitable Investment Management Group, LLC • Palisade Capital Management, L.L.C.
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT DOUBLELINE OPPORTUNISTIC BOND	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SMALL CAP VALUE(**)(1)	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management LLC
1290 VT SMARTBETA EQUITY	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/500 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/ALL ASSET GROWTH ALLOCATION(*)(2)	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE(**)(2)	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BALANCED STRATEGY	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/BLACKROCK BASIC VALUE EQUITY	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/CAPITAL GROUP RESEARCH(*)(3)(**)(3)	Seeks to achieve long-term growth of capital.	• Capital International, Inc. • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CONSERVATIVE GROWTH STRATEGY	Seeks current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE STRATEGY	Seeks a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN RISING DIVIDENDS	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN STRATEGIC INCOME	Seeks a high level of current income. A secondary goal is long-term capital appreciation.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/GLOBAL BOND PLUS	Seeks to achieve capital growth and current income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Wells Fargo Asset Management (International) Limited and Wells Capital Management, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/GROWTH STRATEGY	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE(**)(4)	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE(*)(4)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS MID CAP FOCUSED GROWTH	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY(**)(6)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MODERATE GROWTH STRATEGY	Seeks long-term capital appreciation and current income, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MONEY MARKET(+)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH(**)(5)	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Morgan Stanley Investment Management Inc.
EQ/PIMCO REAL RETURN	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO TOTAL RETURN	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/T. ROWE PRICE GROWTH STOCK	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company LLP
MULTIMANAGER AGGRESSIVE EQUITY	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U.S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • DoubleLine Capital LP • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

American Funds Insurance Series® Portfolio Name — Class 4 Shares	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
GLOBAL SMALL CAPITALIZATION FUND	The fund’s investment objective is to provide long-term growth of capital.	• Capital Research and Management Company
NEW WORLD FUND®	The fund’s investment objective is long-term capital appreciation.	• Capital Research and Management Company

Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	The fund seeks high total return through a combination of current income and capital appreciation.	• Fidelity Management & Research Company (FMR)
FIDELITY® VIP MID CAP PORTFOLIO	The fund seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)

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Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub- Adviser(s), as applicable)
FRANKLIN MUTUAL SHARES VIP FUND	Seeks capital appreciation. Its secondary goal is income.	• Franklin Mutual Advisers, LLC
FRANKLIN SMALL CAP VALUE VIP FUND	Seeks long-term total return.	• Franklin Mutual Advisers, LLC
TEMPLETON DEVELOPING MARKETS VIP FUND	Seeks long-term capital appreciation.	• Templeton Asset Management Ltd.
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.
TEMPLETON GROWTH VIP FUND	Seeks long-term capital growth.	• Templeton Global Advisors Limited

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub- Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

MFS® Variable Insurance Trusts — Service Class Portfolio Name	Objective	Investment Adviser (and Sub- Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

PIMCO Variable Insurance Trust — Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub- Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC

T. Rowe Price Equity Series, Inc. Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	• T. Rowe Price Associates, Inc.

VanEck VIP Trust — Service Class Portfolio Name	Objective	Investment Adviser (and Sub- Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation
(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++)	Formerly known as AXA Premier VIP Trust.
(*)

This information reflects the variable investment option’s name. The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

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FN	Variable Investment Option Name

(1)	Charter Multi-Sector Bond

(2)	All Asset Growth-Alt 20

(3)	EQ/Capital Guardian Research

(4)	EQ/MFS International Value
(**)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(1)	Charter Small Cap Value	1290 VT Small Cap Value

(2)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(3)	EQ/UBS Growth & Income	EQ/Capital Guardian Research

(4)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(5)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

(6)	EQ/MFS Technology II	EQ/MFS Technology

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

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5. About the Market Stabilizer Option® (applicable only if allocating amounts to the MSO)

We offer a Market Stabilizer Option® that provides a rate of return tied to the performance of the S&P 500 Price Return Index.

Definitions

Charge Reserve Amount — A minimum amount of policy account value in the Unloaned GIO that you are required to maintain in order to approximately cover the estimated monthly charges for the policy (including, but not limited to, the policy’s monthly cost of insurance charge, the policy’s monthly administrative charge, the policy’s monthly mortality and expense risk charge, the MSO’s monthly Variable Index Segment Account Charge and any monthly optional rider charges) during the Segment Term. The Charge Reserve Amount will be determined on each Segment Start Date as an amount projected to be sufficient to cover all of the policy’s monthly deductions during the Segment Term, assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account and that no policy changes or additional premium payments are made. The Charge Reserve Amount will be reduced by each subsequent monthly deduction (but not to less than zero). There is no requirement to maintain a Charge Reserve Amount if you are not in a Segment. Please see “Segments” later in this section for more information about the investment options from which account value could be transferred to the Unloaned GIO on a Segment Start Date (or the effective date of a requested face amount increase) in order to meet this requirement.

Downside Protection (also referred to in your policy as the “Segment Loss Absorption Threshold Rate”) — This is your protection against negative performance of the S&P 500 Price Return index for a Segment held until its Segment Maturity Date. It is currently -25%. The Downside Protection is set on the Segment Start Date and any Downside Protection in excess of -25%, will be set at the Company’s sole discretion. However, the Downside Protection will not change during a Segment Term and at least -25% of Downside Protection will always be provided when a Segment is held until the Segment Maturity Date.

Early Distribution Adjustment (“EDA,” may also be referred to in your policy as the “Market Value Adjustment”) — The EDA is an adjustment that we make to your Segment Account Value, before a Segment matures, in the event you surrender your policy, take a loan from a Segment or if we should find it necessary to make deductions for monthly charges or any other distribution from a Segment. (Such other distributions would include any distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law, any unpaid loan interest, or any transfer in connection with the exercise of a rider available under your policy.) An EDA that is made will cause you to lose principal, through the application of a Put Option Factor, and that loss could be substantial. However, because of a pro rata refund of certain charges already paid that is included in the EDA , the net effect of the EDA will not always result in the reduction of principal. The EDA will usually result in a reduction in your Segment Account Value and your other policy values. Therefore, you should give careful consideration before taking any early loan or surrender, or allowing the value in your other investment options to fall so low that we must make any monthly deduction from a Segment. Please see “Early Distribution Adjustment” later in this section for more information.

Growth Cap Rate — The maximum rate of return that will be applied to a Segment Account Value. The Growth Cap Rate is set for each Segment on the Segment Start Date. While the Growth Cap Rate is set at the Company’s sole discretion, the Growth Cap Rate will not change during a Segment Term and the Growth Cap Rate will always be at least 6%.

Index — The S&P 500 Price Return index, which is the S&P 500 index excluding dividends. This index includes 500 leading companies in leading industries in the U.S. economy.

Index Performance Rate — The Index Performance Rate measures the percentage change in the Index during a Segment Term for each Segment. If the Index is discontinued or if the calculation of the Index is substantially changed, we reserve the right to substitute an alternative index. We also reserve the right to choose an alternative index at our discretion. Please see “Change in Index” for more information.

The Index Performance Rate is calculated by ((b) divided by (a)) minus one, where:

(a)	is the value of the Index at the close of business on the Segment Start Date, and

(b)	is the value of the Index at the close of business on the Segment Maturity Date.

We determine the value of the Index at the close of business, which is the end of a business day. Generally, a business day is any day the New York Stock Exchange is open for trading. If the New York Stock Exchange is not open for trading or if the Index value is, for any other reason, not published on the Segment Start Date or a Segment Maturity Date, the value of the Index will be determined as of the end of the most recent preceding business day for which the Index value is published.

Index-Linked Rate of Return — The rate of return we apply to calculate the Index-Linked Return which is based on the

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Index Performance Rate adjusted to reflect the Growth Cap Rate and protection against negative performance. Therefore, if the performance of the Index is zero or positive, we will apply that performance up to the Growth Cap Rate. If the performance of the Index is negative, we will apply performance of zero unless the decline in the performance of the Index is below -25% in which case negative performance in excess of -25% will apply. Please see the chart under “Index-Linked Return” for more information.

Index-Linked Return — The amount that is applied to the Segment Account Value on the Segment Maturity Date that is equal to that Segment’s Index-Linked Rate of Return multiplied by the Segment Account Value on the Segment Maturity Date. The Index-Linked Return may be positive, negative or zero. In the event that the S&P 500 Price Return index sustains a 100% loss, the maximum loss of principal would be 75%. The Indexed-Linked Return is only applied to amounts that remain in a Segment Account Value until the Segment Maturity Date. For example, a surrender of your policy before Segment maturity will eliminate any Index-Linked Return and be subject to an Early Distribution Adjustment.

Initial Segment Account — The amount initially transferred to a Segment from the MSO Holding Account on its Segment Start Date, net of:

(a)	the Variable Index Benefit Charge (see “Charges” later in this section)

and

(b)

the amount, if any, that may have been transferred from the MSO Holding Account to the Unloaned GIO to cover the Charge Reserve Amount (see “Charge Reserve Amount” later in this section). Such a transfer would be made from the MSO Holding Account to cover the Charge Reserve Amount only (1) if you have given us instructions to make such a transfer or (2) in the other limited circumstances described under “Segments” later in this section.

MSO Holding Account — This is a portion of the EQ/Money Market variable investment option that holds amounts designated by the policy owner for investment in the MSO prior to any transfer into the next available new Segment.

Segment — The portion of your total investment in the MSO that is associated with a specific Segment Start Date. You create a new Segment each time an amount is transferred from the MSO Holding Account into a Segment Account.

Segment Account Value (also referred to in your policy as the “Segment Account”) — The amount of an Initial Segment Account subsequently reduced by any monthly deductions, policy loans and unpaid loan interest, and distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law, which are allocated to the Segment. Any such reduction in the Segment Account Value prior to its Segment Maturity Date will result in a corresponding Early Distribution Adjustment, which will cause you to lose principal, and that loss could be substantial. The Segment Account Value is used in determining policy account values, death benefits, and the net amount at risk for monthly cost of insurance calculations of the policy and the new base policy face amount associated with a requested change in death benefit option.

For example, if you put $1,000 into the MSO Holding Account, $992.50 would go into a Segment. This amount represents the Initial Segment Account. The Segment Account Value represents the value in the Segment which gets reduced by any deductions allocated to the Segment, with corresponding EDAs, through the course of the Segment Term. The Segment Distribution Value represents what you would receive upon surrendering the policy and reflects the EDA upon surrender.

Segment Distribution Value (also referred to in your policy as the “Segment Value”) — This is the Segment Account Value minus the Early Distribution Adjustment that would apply on a full surrender of that Segment at any time prior to the Segment Maturity Date. Segment Distribution Values will be used in determining policy value available to cover monthly deductions, proportionate surrender charges for requested face amount reductions, and other distributions; cash surrender values and maximum loan values subject to any applicable base policy surrender charge. They will also be used in determining whether any outstanding policy loan and accrued loan interest exceeds the policy account value.

Segment Maturity GIO Limitation — A specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. The Company reserves the right to implement a specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. The specified percentage limitation can be changed at any time, but it will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option. Please see “Appendix III: Policy variations” later in this prospectus for more information.

Segment Maturity Date — The date on which a Segment Term is completed and the Index-Linked Return for that Segment is applied to a Segment Account Value.

Segment Maturity Value — This is the Segment Account Value adjusted by the Index-Linked Return for that Segment.

Segment Start Date — The Segment Start Date is the day on which a Segment is created.

Segment Term — The duration of a Segment. The Segment Term for each Segment begins on its Segment Start Date and ends on its Segment Maturity Date one year later. We are currently only offering Segment Terms of approximately one year. We may offer different durations in the future.

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Description of the Market Stabilizer Option®

MSO Holding Account

The amount of each transfer or loan repayment you make to the MSO, and the balance of each premium payment you make to the MSO after any premium charge under your base policy has been deducted, will first be placed in the MSO Holding Account. The MSO Holding Account is a portion of the regular EQ/Money Market variable investment option that will hold amounts allocated to the MSO until the next available Segment Start Date. The MSO Holding Account has the same rate of return as the EQ/Money Market variable investment option. We currently plan on offering new Segments on a monthly basis but reserve the right to offer them less frequently or to stop offering them or to suspend offering them temporarily.

Before any account value is transferred into a Segment, you can transfer amounts from the MSO Holding Account into other investment options available under your policy at any time subject to any transfer restrictions within your policy. You can transfer into and out of the MSO Holding Account at any time up to and including the Segment Start Date provided your transfer request is received at our Administrative Office by such date. For example, you can transfer policy account value into the MSO Holding Account on the 3rd Friday of June. That policy account value would transfer into the Segment starting on that date, subject to the conditions mentioned earlier. You can also transfer policy account value out of the MSO Holding Account before the end of the business day on the Segment Start Date and that account value would not be swept into the Segment starting on that date. Please refer to the “How to reach us” section under “the Company” earlier in this prospectus for more information regarding contacting us and communicating your instructions. We also have specific forms that we recommend you use for electing the MSO and any MSO transactions.

On the Segment Start Date, account value in the MSO Holding Account, excluding charges and any account value transferred to cover the Charge Reserve Amount, will be transferred into a Segment if all requirements and limitations are met that are discussed under “Segments” immediately below.

Segments

Each Segment will have a Segment Start Date of the 3rd Friday of each calendar month and will have a Segment Maturity Date on the 3rd Friday of the same calendar month in the succeeding calendar year.

In order for any amount to be transferred from the MSO Holding Account into a new Segment on a Segment Start Date, all of the following conditions must be met on that date:

(1)	The Growth Cap Rate for that Segment must be equal to or greater than your minimum Growth Cap Rate (Please see “Growth Cap Rate” later in this section).
(2)

There must be sufficient account value available within the Unloaned GIO and the variable investment options including the MSO Holding Account to cover the Charge Reserve Amount as determined by us on such date (Please see “Charge Reserve Amount” later in this section).

(3)

The Growth Cap Rate must be greater than the sum of the annual interest rate we are currently crediting on the Unloaned GIO (“A”), the Variable Index Benefit Charge rate (“B”), the annualized monthly Variable Index Segment Account Charge rate (“C”) and the current annualized monthly mortality and expense risk charge rate (“D”). The Growth Cap Rate must be greater than (A+B+C+D). This is to ensure that the highest possible rate of return that could be received in a Segment after these charges (B+C+D) have been considered exceeds the interest crediting rate currently being offered in the Unloaned GIO.

(4)

It must not be necessary, as determined by us on that date, for us to make a distribution from the policy during the Segment Term in order for the policy to continue to qualify as life insurance under applicable tax law.

(5)	The total amount allocated to your Segments under your policy on that date must be less than any limit we may have established.

If there is sufficient policy account value in the Unloaned GIO to cover the Charge Reserve Amount, then no transfers from other investment options to the Unloaned GIO will need to be made. If there is insufficient value in the Unloaned GIO to cover the Charge Reserve Amount and we do not receive instructions from you specifying the investment options from which we should transfer the account value to the Unloaned GIO to meet Charge Reserve Amount requirements at the Segment Start Date, or the transfer instructions are not possible due to insufficient funds, then the required amount will be transferred proportionately from your variable investment options including the MSO Holding Account.

If after any transfers there would be an insufficient amount in the Unloaned GIO to cover the Charge Reserve Amount or the Growth Cap Rate for the next available Segment does not qualify per your minimum Growth Cap Rate instructions and the conditions listed above, then your amount in the MSO Holding Account will remain there until we receive further instruction from you. We will mail you a notice informing you that your account value did or did not transfer from the MSO Holding Account into a Segment. These notices are mailed on or about the next business day after the applicable Segment Start Date.

Segment Maturity

Near the end of the Segment Term, we will notify you between 15 and 45 days before the Segment Maturity Date that a Segment is about to mature. At that time, you may choose to have all or a part of:

(a)	the Segment Maturity Value rolled over into the MSO Holding Account

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(b)	the Segment Maturity Value transferred to the variable investment options available under your policy

(c)	the Segment Maturity Value transferred to the Unloaned GIO subject to any Segment Maturity GIO Limitation that we may impose.

If we do not receive your transfer instructions before the Segment Maturity Date, your Segment Maturity Value will automatically be rolled over into the MSO Holding Account for investment in the next available Segment, subject to the conditions listed under “Segments” above.

However, if we are not offering the MSO at that time, we will transfer the Segment Maturity Value to the investment options available under your policy per your instructions or to the EQ/Money Market investment option if no instructions are received. If the Segment Maturity GIO Limitation is in effect, then you may only allocate up to a specified percentage of your Segment Maturity Value to the guaranteed interest option. That limitation will never be less than 5% of your Segment Maturity Value. Any portion of the Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation will be allocated to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to any other available variable investment option. Please see “Right to Discontinue and Limit Amounts Allocated to the MSO” and “Segment Maturity GIO Limitation” for more information. Although under the policy we reserve the right to apply a transfer charge up to $25 for each transfer among your investment options, there will be no transfer charges for any of the transfers discussed in this section. Please see “Appendix III: Policy variations” later in this prospectus for more information.

Growth Cap Rate

By allocating your account value to the MSO, you can participate in the performance of the Index up to the applicable Growth Cap Rate that we declare on the Segment Start Date.

Please note that this means you will not know the Growth Cap Rate for a new Segment until after the account value has been transferred from the MSO Holding Account into the Segment and you are not allowed to transfer the account value out of a Segment before the Segment Maturity Date. Please see “Transfers” below.

Each Segment is likely to have a different Growth Cap Rate. However, the Growth Cap Rate will never be less than 6%.

Your protection against negative performance for a Segment held until its Segment Maturity Date is currently -25% (“Downside Protection” also referred to in your policy as the “Segment Loss Absorption Threshold Rate”). We reserve the right, for new Segments, to increase your Downside Protection against negative performance. For example, if we were to adjust the Downside Protection for a Segment to -100%, the Index-Linked Rate of Return for that Segment would not go below 0%. Please note that any increase in the protection against negative performance would likely result in a lower Growth Cap Rate than would otherwise apply. We will provide notice between 15 and 45 days before any change in the Downside Protection is effective. Any change would only apply to new Segments started after the effective date of the change, which (coupled with the 15-45 day notice we will give) will afford you the opportunity to decline to participate in any Segment that reflects a change in the Downside Protection.

The Growth Cap Rate and Downside Protection are set at the Company’s sole discretion.  However, the Growth Cap Rate can never be less than 6% and we may only increase your Downside Protection from the current -25%.

As part of your initial instructions in selecting the MSO, you will specify what your minimum acceptable Growth Cap Rate is for a Segment. You may specify a minimum Growth Cap Rate from 6% to 10%. If the Growth Cap Rate we set, on the Segment Start Date, is below the minimum you specified then the account value will not be transferred from the MSO Holding Account into that Segment. If you do not specify a minimum Growth Cap Rate then your minimum Growth Cap Rate will be set at 6%. In addition, for account value to transfer into a Segment from the MSO Holding Account, the Growth Cap Rate must be greater than the sum of the annual interest rate we are currently crediting on the Unloaned GIO (“A”), the Variable Index Benefit Charge rate (“B”), the annualized monthly Variable Index Segment Account Charge rate (“C”) and the current annualized monthly mortality and expense risk charge rate (“D”). The Growth Cap Rate must be greater than (A+B+C+D).

For example, assume that the annual interest rate we are currently crediting on the Unloaned GIO were 4%, the Variable Index Benefit Charge rate were 0.75%, the annualized monthly Variable Index Segment Account charge rate were 0.65% and the annualized monthly mortality and expense risk charge rate were 0.85%. Based on those assumptions (which we provide only for illustrative purposes and will not necessarily correspond to actual rates), because these numbers total 6.25%, no amounts would be transferred into any Segment unless we declare a Growth Cap Rate that is higher than 6.25%. Please see “Index-Linked Return” later in this section for more information.

As another example, you may specify a minimum Growth Cap Rate of 8%. If we set the Growth Cap Rate at 8% or higher for a Segment then a transfer from the MSO Holding Account will be made into that new Segment provided all other requirements and conditions discussed in this section are met. If we set the Growth Cap Rate below 8% then no transfer from the MSO Holding Account will be made into that Segment. No transfer will be made until a Segment Growth Cap Rate equal to or greater than 8% is set and all requirements are met or you transfer account value out of the MSO Holding Account.

Growth Cap Rate Available During Initial Policy Year

If you allocate policy account value to any Segment that commences during your first policy year, our current practice is to establish a Growth Cap Rate that is at least 15%.

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We may terminate or change this 15% initial year minimum Growth Cap Rate at any time; but any such change or termination would apply to you only if your policy is issued, after such modification or termination.

After this initial year 15% minimum Growth Cap Rate, the minimum Growth Cap Rate will revert back to 6%.

Index-Linked Return

We calculate the Index-Linked Return for a Segment by taking the Index-Linked Rate of Return and multiplying it by the Segment Account Value on the Segment Maturity Date. The Segment Account Value is net of the Variable Index Benefit Charge described below as well as any monthly deductions, policy loans and unpaid interest, distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law and any corresponding Early Distribution Adjustments. The Segment Account Value does not include the Charge Reserve Amount described later in this section.

The following table demonstrates the Index-Linked Rate of Return and the Segment Maturity Value on the Segment Maturity Date based upon a hypothetical range of returns for the S&P 500 Price Return index. This example assumes a 15% Growth Cap Rate and a $1,000 investment in the MSO Segment.

Index Performance Rate of the S&P 500 Price Return index	Index-Linked Rate of Return	Segment Maturity Value
50%	15%	$1,150
25%	15%	$1,150
10%	10%	$1,100
0%	0%	$1,000
-25%	0%	$1,000
-50%	-25%	$750
-75%	-50%	$500
-100%	-75%	$250

For instance, we may set the Growth Cap Rate at 15%. Therefore, if the Index has gone up 20% over your Segment Term, you will receive a 15% credit to your Segment Account Value on the Segment Maturity Date. If the Index had gone up by 13% from your Segment Start Date to your Segment Maturity Date then you would receive a credit of 13% to your Segment Account Value on the Segment Maturity Date.

If the Index had gone down 20% over the Segment Term then you would receive a return of 0% to your Segment Account Value on the Segment Maturity Date.

If the Index had gone down by 30% by your Segment Maturity Date then your Segment Account Value would be reduced by 5% on the Segment Maturity Date. The Downside Protection feature of the MSO will absorb the negative performance of the Index up to -25%.

The minimum Growth Cap Rate is 6%. However, account value will only transfer into a new Segment from the MSO Holding Account if the Growth Cap Rate is equal to or greater than your specified minimum Growth Cap Rate and meets the conditions discussed earlier in the “Growth Cap Rate” section.

In those instances where the account value in the MSO Holding Account does not transfer into a new Segment, the account value will remain in the MSO Holding Account until the next available, qualifying Segment unless you transfer the account value into the Unloaned GIO and/or other investment option available under your policy subject to any conditions and restrictions.

For instance, if we declare the Growth Cap Rate to be 6% and your specified minimum Growth Cap Rate is 6% but we are currently crediting an annual interest rate on the Unloaned GIO that is greater than or equal to 6% minus the sum of the charges (B+C+D) discussed in the Growth Cap Rate section then your account value will remain in the MSO Holding Account on the date the new Segment would have started.

As indicated above, you must transfer account value out of the MSO Holding Account into the Unloaned GIO and/or other investment options available under your policy if you do not want to remain in the MSO Holding Account.

If we declare the Growth Cap Rate to be 6% and your specified minimum Growth Cap Rate is 6% and if the sum of the charges (B+C+D) discussed in the “Growth Cap Rate” section plus the annual interest rate on the Unloaned GIO are less than 6% and all requirements are met then the net amount of the account value in the MSO Holding Account will transfer into a new Segment.

If you specified a minimum Growth Cap Rate of 10% in the above examples then account value would not transfer into a new Segment from the MSO Holding Account because the Growth Cap Rate did not meet your specified minimum Growth Cap Rate.

The Index-Linked Return is only applied to amounts that remain in a Segment until the Segment Maturity Date. For example, a surrender of your policy before Segment maturity will eliminate any Index-Linked Return and be subject to a Early Distribution Adjustment.

Change in Index

If the Index is discontinued or if the calculation of the Index is substantially changed, we reserve the right to substitute an alternative index. We also reserve the right to choose an alternative index at our discretion.

If we were to substitute an alternative index at our discretion, we would provide notice 45 days before making that change. The new index would only apply to new Segments. Any outstanding Segments would mature on their original Segment Maturity Dates.

With an alternative index, the Downside Protection would remain the same or greater. However, an alternative index

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may reduce the Growth Cap Rates we can offer. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the S&P 500 Price Return index.

If the S&P 500 Price Return index were to be discontinued or substantially changed, thereby affecting the Index-Linked Return of existing Segments, we will mature the Segments based on the most recently available closing value of the Index before it is discontinued or changed. Such maturity will be as of the date of such most recently available closing value of the Index and we will use that closing value to calculate the Index-linked Return through that date. We would apply the full Index performance to that date subject to the full Growth Cap Rate and Downside Protection. For example, if the Index was up 12% at the time we matured the Segment and the Growth Cap Rate was 8%, we would credit an 8% return to your Segment Account Value. If the Index was down 30% at the time we matured the Segment, we would credit a 5% negative return to your Segment Account Value. We would provide notice about maturing the Segment, as soon as practicable and ask for instructions on where to transfer your Segment Maturity Value.

If we are still offering Segments at that time, you can request that the Segment Maturity Value be invested in a new Segment, in which case we will hold the Segment Maturity Value in the MSO Holding Account for investment in the next available Segment subject to the same terms and conditions discussed above under MSO Holding Account and Segments.

In the case of any of the types of early maturities discussed above, there would be no transfer charges or EDA applied and you can allocate the Segment Maturity Value to the investment options available under your policy. Please see “Segment Maturity” earlier in this section for more information. If we continued offering new Segments, then such a change in the Index may cause lower Growth Cap Rates to be offered. However, we would still provide a minimum Growth Cap Rate of 6% and minimum Downside Protection of -25%. We also reserve the right to not offer new Segments. Please see “Right to Discontinue and Limit Amounts Allocated to the MSO” later in this section.

Charges

There is a current percentage charge of 1.40% of any policy account value allocated to each Segment. We reserve the right to increase or decrease the charge although it will never exceed 2.40%. Of this percentage charge, 0.75% will be deducted on the Segment Start Date from the amount being transferred from the MSO Holding Account into the Segment as an up-front charge (“Variable Index Benefit Charge”), with the remaining 0.65% annual charge (of the current Segment Account Value) being deducted from the policy account on a monthly basis during the Segment Term (“Variable Index Segment Account Charge”).

MSO Charges	Current Non- guaranteed	Guaranteed Maximum
Variable Index Benefit Charge	0.75%	0.75%
Variable Index Segment Account Charge	0.65%	1.65%
Total	1.40%	2.40%

This fee table applies specifically to the MSO and should be read in conjunction with the “Tables of the policy charges” under “Risk/ benefit summary: charges and expenses you will pay” earlier in this prospectus and also see “Loans” later in this section for information regarding the “spread” you would pay on any policy loan.

The base policy’s mortality and expense risk charge and current non-guaranteed Customer Loyalty Credit will also be applicable to a Segment Account Value or any amounts held in the MSO Holding Account. The mortality and expense risk charge is part of the policy monthly charges. Please see “How we deduct policy monthly charges during a Segment Term” for more information. The Customer Loyalty Credit offsets some of the monthly charges.

If a Segment is terminated prior to maturity by policy surrender, or reduced prior to maturity by monthly deductions (if other funds are insufficient) or by loans or a Guideline Premium Force-out as described below, we will refund a proportionate amount of the Variable Index Benefit Charge corresponding to the surrender or reduction and the time remaining until Segment Maturity. The refund will be administered as part of the Early Distribution Adjustment process as described above. This refund will increase your surrender value or remaining Segment Account Value, as appropriate. Please see Appendix I later in this prospectus for an example and further information.

Charge Reserve Amount

If you elect the Market Stabilizer Option®, you are required to maintain a minimum amount of policy account value in the Unloaned GIO to approximately cover the estimated monthly charges for the policy, (including, but not limited to, the MSO and any optional riders) for the Segment Term. This is the Charge Reserve Amount.

The Charge Reserve Amount will be determined on each Segment Start Date as an amount projected to be sufficient to cover all of the policy’s monthly deductions during the Segment Term, assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account and that no policy changes or additional premium payments are made. The Charge Reserve Amount on other than a Segment Start Date (or the effective date of a requested face amount increase — please see “Requested Face Amount Increases” below for more information) will be the Charge Reserve Amount determined as of the latest Segment Start Date (or effective date of a face amount increase) reduced by each subsequent monthly deduction during the longest remaining Segment Term, although it will never be less than zero. This means, for example, that if you are in a Segment (Segment A) and then enter

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another Segment (Segment B) 6 months later, the Charge Reserve Amount would be recalculated on the start date of Segment B. The Charge Reserve Amount would be recalculated to cover all of the policy’s monthly deductions during the Segment Terms for both Segments A and B.

When you select the MSO, as part of your initial instructions, you will be asked to specify the investment options from which we should transfer the account value to the Unloaned GIO to meet Charge Reserve Amount requirements, if necessary. No transfer restrictions apply to amounts that you wish to transfer into the Unloaned GIO to meet the Charge Reserve Amount requirement. If your values in the variable investment options including the MSO Holding Account and the unloaned portion of our GIO are insufficient to cover the Charge Reserve Amount, no new Segment will be established. Please see “Segments” above for more information regarding the Charge Reserve Amount and how amounts may be transferred to meet this requirement.

Please note that the Charge Reserve Amount may not be sufficient to cover actual monthly deductions during the Segment Term. Although the Charge Reserve Amount will be recalculated on each Segment Start Date, and the amount already present in the Unloaned GIO will be supplemented through transfers from your value in the variable investment options including the MSO Holding Account, if necessary to meet this requirement, actual monthly deductions could vary up or down during the Segment Term due to various factors including but not limited to requested policy changes, additional premium payments, investment performance, loans, policy partial withdrawals from other investment options besides the MSO, and any changes we might make to current policy charges.

How we deduct policy monthly charges during a Segment Term

Under your base variable life insurance policy, monthly deductions are allocated to the variable investment options and the Unloaned GIO according to deduction allocation percentages specified by you or based on a proportionate allocation should any of the individual investment option values be insufficient.

However, if the Market Stabilizer Option® is elected, on the Segment Start Date, deduction allocation percentages will be changed so that 100% of monthly deductions will be taken from the Charge Reserve Amount and then any remaining value in the Unloaned GIO, if the Charge Reserve Amount is depleted, during the Segment Term. In addition, if the value in the Unloaned GIO is ever insufficient to cover monthly deductions during the Segment Term, the base policy’s proportionate allocation procedure will be modified as follows:

1.

The first step will be to take the remaining portion of the deductions proportionately from the values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values.

2.

If the Unloaned GIO and variable investment options, including any value in the MSO Holding Account, are insufficient to cover deductions in their entirety, the remaining amount will be allocated to the individual Segments proportionately, based on the current Segment Distribution Values.

3.	Any portion of a monthly deduction allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value.

The effect of those procedures is that account value will be taken out of a Segment to pay a monthly deduction (and an EDA therefore applied) only if there is no remaining account value in any other investment options, as listed in 1. and 2. above.

In addition, your policy will lapse if your net policy account value is not enough to pay your policy’s monthly charges when due (unless one of the available guarantees against termination is applicable). If you have amounts allocated to MSO Segments, the Segment Distribution Value will be used in place of the Segment Account Value in calculating the net policy account value.

These modifications will apply during any period in which a Segment exists and has not yet reached its Segment Maturity Date.

Early Distribution Adjustment

Overview

Before a Segment matures, if you surrender your policy, take a loan from a Segment or if we should find it necessary to make deductions for monthly charges or other distributions from a Segment, we will apply an Early Distribution Adjustment.

The application of the EDA is based on your agreement (under the terms of the MSO) to be exposed to the risk that, at the Segment Maturity Date, the Index will have fallen by more than 25%. The EDA uses what we refer to as a Put Option Factor to estimate the market value, at the time of an early distribution, of the risk that you would suffer a loss if your Segment were continued (without taking the early distribution) until its Segment Maturity Date. By charging you with a deduction equal to that estimated value, the EDA provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated when the Index has declined over the course of that Segment.

In the event of an early distribution, even if the Index has experienced positive performance since the Segment Start Date, the EDA will cause you to lose principal through the application of the Put Option Factor and that loss may be substantial. That is because there is always some risk that the Index would have declined by the Segment Maturity Date such that you would suffer a loss if the Segment were continued (without taking any early distribution) until that time. However, the other component of the EDA is the proportionate refund of the Variable Index Benefit Charge

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(discussed below under “Important Considerations”) which is a positive adjustment to you. As a result, the overall impact of the EDA is to reduce your Segment Account Value and your other policy values except in the limited circumstances where the proportionate refund is greater than your loss from the Put Option Factor.

We determine the EDA and the Put Option Factor by formulas that are described below under “Additional Detail .”

Important Considerations

When any surrender, loan, charge deduction or other distribution is made from a Segment before its Segment Maturity Date:

1.

You will forfeit any positive Index performance with respect to these amounts. Instead, any of these pre-Segment Maturity Date distributions will cause an EDA to be applied that will usually result in a reduction in your values. Therefore, you should give careful consideration before taking any such early loan or surrender, or allowing the value in your other investment options to fall so low that we must make any monthly deduction from a Segment; and

2.	The EDA will be applied, which means that:

a.

If the Index has fallen more than 25% since the Segment Start Date, the EDA would generally have the effect of charging you for (i) the full amount of that loss below 25%, plus (ii) an additional amount for the risk that the Index might decline further by the Segment Maturity Date. (Please see example III in Appendix I for further information.)

b.

If the Index has fallen since the Segment Start Date, but by less than 25%, the EDA would charge you for the risk that, by the Segment Maturity Date, the index might have declined further to a point more than 25% below what it was at the Segment Start Date. (Please see example I in Appendix I for further information.) This charge would generally be less than the amount by which the Index had fallen from the Segment Start Date through the date we apply the EDA. It also would generally be less than it would be under the circumstances in 2a. above.

c.

If the Index has risen since the Segment Start Date, the EDA would not credit you with any of such favorable investment performance. Instead, the EDA would charge you for the risk that, by the Segment Maturity Date, the index might have declined to a point more than 25% below what it was at the Segment Start Date. (Please see examples II and IV in Appendix I for further information.) This charge would generally be less than it would be under the circumstances in 2a. and 2b. above.

In addition to the consequences discussed in 2. above, the EDA also has the effect of pro rating the Variable Index Benefit Charge. As discussed further below, this means that you in effect would receive a proportionate refund of this charge for the portion of the Segment Term that follows the early surrender, loan, policy distribution, or charge deduction that caused us to apply the EDA. In limited circumstances, this refund may cause the total EDA to be positive.

For the reasons discussed above, the Early Distribution Adjustment to the Segment Account Value will usually reduce the amount you would receive when you surrender your policy prior to a Segment Maturity Date. For loans and charge deductions, the Early Distribution Adjustment would usually further reduce the account value remaining in the Segment Account Value and therefore decrease the Segment Maturity Value.

Additional Detail

For purposes of determining the Segment Distribution Value prior to a Segment Maturity Date, the EDA is:

(a)	the Put Option Factor multiplied by the Segment Account Value

-minus-

(b)	a pro rata portion of the 0.75% Variable Index Benefit Charge attributable to the Segment Account Value. (Please see “Charges” earlier in this section for an explanation of this charge.)

The Put Option Factor multiplied by the Segment Account Value represents, at any time during the Segment Term, the estimated market value of your potential exposure to negative S&P 500 Price Return index performance that is worse than -25%. The Put Option Factor, on any date, represents the estimated value on that date of a hypothetical “put option” (as described below) on the Index having a notional value equal to $1 and strike price at Segment Maturity equal to $0.75 ($1 plus the Downside Protection which is currently -25%). The strike price of the option ($0.75) is the difference between a 100% loss in the S&P 500 Price Return index at Segment Maturity and the 25% loss at Segment Maturity that would be absorbed by the Downside Protection feature of the MSO (please see “Growth Cap Rate” earlier in this section for an explanation of the Downside Protection.) In a put option on an index, the seller will pay the buyer, at the maturity of the option, the difference between the strike price — which was set at issue — and the underlying index closing price, in the event that the closing price is below the strike price. Prior to the maturity of the put option, its value generally will have an inverse relationship with the index. The notional value can be described as the price of the underlying index at inception of the contract. Using a notional value of $1 facilitates computation of the percentage change in the Index and the put option factor.

The Company will utilize a fair market value methodology to determine the Put Option Factor.

For this purpose, we use the Black Scholes formula for valuing a European put option on the S&P 500 Price Return index, assuming a continuous dividend yield, with inputs that are consistent with current market prices.

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The inputs to the Black Scholes Model include:

(1)

Implied Volatility of the Index — This input varies with (i) how much time remains until the Maturity Date of the Segment from which an early distribution is being made, which is determined by using an expiration date for the hypothetical put option that corresponds to that time remaining and (ii) the relationship between the strike price of the hypothetical put option and the level of the S&P 500 Price Return index at the time of the early distribution. This relationship is referred to as the “moneyness” of the hypothetical put option described above, and is calculated as the ratio of the $0.75 strike price of that hypothetical put option to what the level of the S&P 500 Price Return index would be at the time of the early distribution if the Index had been $1 at the beginning of the Segment. Direct market data for these inputs for any given early distribution are generally not available, because put options on the Index that actually trade in the market have specific maturity dates and moneyness values that are unlikely to correspond precisely to the Maturity Date and moneyness of the hypothetical put option that we use for purposes of calculating the EDA.

Accordingly, we use the following method to estimate the implied volatility of the index. We receive daily quotes of implied volatility from banks using the same Black Scholes model described above and based on the market prices for certain S&P 500 Price Return put options. Specifically, implied volatility quotes are obtained for put options with the closest maturities above and below the actual time remaining in the Segment at the time of the early distribution and, for each maturity, for those put options having the closest moneyness value above and below the actual moneyness of the hypothetical put option described above, given the level of the S&P 500 Price Return index at the time of the early distribution. In calculating the Put Option Factor, we will derive a volatility input for your Segment’s time to maturity and strike price by linearly interpolating between the implied volatility quotes that are based on the actual adjacent maturities and moneyness values described above, as follows:

(a)

We first determine the implied volatility of a put option that has the same moneyness as the hypothetical put option but with the closest available time to maturity shorter than your Segment’s remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of put options having the moneyness values that are above and below the moneyness value of the hypothetical put option.

(b)

We then determine the implied volatility of a put option that has the same moneyness as the hypothetical put option but with the closest available time to maturity longer than your Segment’s remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of put options having the moneyness values that are above and below the moneyness value of the hypothetical put option.

(c)	The volatility input for your Segment’s time to maturity will then be determined by linearly interpolating between the volatilities derived in steps (a) and (b).

(2)

LIBOR Rate — Key duration LIBOR rates will be retrieved from a recognized financial reporting vendor. LIBOR rates will be retrieved for maturities adjacent to the actual time remaining in the Segment at the time of the early distribution. We will use linear interpolation to derive the exact remaining duration rate needed as the input.

(3)

Index Dividend Yield — On a daily basis we will get the projected annual dividend yield across the entire Index. This value is a widely used assumption and is readily available from recognized financial reporting vendors.

In general, the Put Option Factor has an inverse relationship with the S&P 500 Price Return index. In addition to the factors discussed above, the Put Option Factor is also influenced by time to Segment Maturity. We determine Put Option Factors at the end of each business day. Generally, a business day is any day the New York Stock Exchange is open for trading. If any inputs to the Black Scholes formula are unavailable on a business day, we would use the value of the input from the most recent preceding business day. The Put Option Factor that applies to a transaction or valuation made on a business day will be the Factor for that day. The Put Option Factor that applies to a transaction or valuation made on a non-business day will be the Factor for the next business day.

Appendix I at the end of this prospectus provides examples of how the Early Distribution Adjustment is calculated.

Transfers

There is no charge to transfer into and out of the MSO Holding Account and you can make a transfer at any time to or from the investment options available under your policy subject to any transfer restrictions within your policy. Any restrictions applicable to transfers between the MSO Holding Account and such investment options would be the same transfer restrictions applicable to transfers between the investment options available under your policy. However, once policy account value has been swept from the MSO Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date will not be permitted. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for transfers from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the remaining Charge Reserve Amount.

Thus the amount available for transfers from the Unloaned GIO will not be greater than any excess of the Unloaned GIO over the remaining Charge Reserve Amount.

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Withdrawals

Once policy account value has been swept from the MSO Holding Account into a Segment, you will not be allowed to withdraw the account value out of a Segment before the Segment Maturity Date unless you surrender your policy. You may also take a loan; please see “Loans” later in this section for more information. Any account value taken out of a Segment before the Segment Maturity Date will generate an Early Distribution Adjustment. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for withdrawals from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the Charge Reserve Amount. Thus, if there is any policy account value in a Segment, the amount which would otherwise be available to you for a partial withdrawal of net cash surrender value will be reduced, by the amount (if any) by which the sum of your Segment Distribution Values and the Charge Reserve Amount exceeds the policy surrender charge.

If the policy owner does not indicate or if we cannot allocate the withdrawal as requested due to insufficient funds, we will allocate the withdrawal proportionately from your values in the Unloaned GIO (excluding the Charge Reserve Amount) and your values in the variable investment options including the MSO Holding Account.

Cash Surrender Value, Net Cash Surrender Value and Loan Value

If you have amounts allocated to MSO Segments, the Segment Distribution Values will be used in place of the Segment Account Values in calculating the amount of any cash surrender value, net cash surrender value and maximum amount available for loans. This means an EDA would apply to those amounts. Please see Appendix I for more information.

Guideline Premium Force-outs

For policies that use the Guideline Premium Test, a new Segment will not be established or created if we determine, when we process your election, that a distribution from the policy will be required to maintain its qualification as life insurance under federal tax law at any time during the Segment Term.

However, during a Segment Term if a distribution becomes necessary under the force-out rules of Section 7702 of the Internal Revenue Code, it will be deducted proportionately from the values in the Unloaned GIO (excluding the Charge Reserve Amount) and in any variable investment option, including any value in the MSO Holding Account but excluding any Segment Account Values.

If the Unloaned GIO (excluding the Charge Reserve Amount) and variable investment options, including any value in the MSO Holding Account, are insufficient to cover the force-out in its entirety, any remaining amount required to be forced out will be taken from the individual Segments proportionately, based on the current Segment Distribution Values.

Any portion of a force-out distribution taken from an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value.

If the Unloaned GIO (excluding the remaining Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account, and the Segment Distribution Values, is still insufficient to cover the force-out in its entirety, the remaining amount of the force-out will be allocated to the Unloaned GIO and reduce or eliminate any remaining Charge Reserve Amount under the Unloaned GIO.

Loans

You may specify how your loan is to be allocated among the MSO, the variable investment options and the Unloaned GIO. Any portion of a requested loan allocated to the MSO will be redeemed from the individual Segments and the MSO Holding Account proportionately, based on the value of the MSO Holding Account and the current Segment Distribution Values of each Segment. Any portion allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread (2% for policies with a contract state of New York and Oregon and 5% for other policies).

If you do not specify or if we cannot allocate the loan according to your specifications, we will allocate the loan proportionately from your values in the Unloaned GIO (excluding the Charge Reserve Amount) and your values in the variable investment options including the MSO Holding Account.

If the Unloaned GIO (excluding the remaining amount of the Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account, are insufficient to cover the loan in its entirety, the remaining amount of the loan will be allocated to the individual Segments proportionately, based on current Segment Distribution Values.

Any portion of a loan allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread.

If the Unloaned GIO (excluding the remaining amount of the Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account and the Segment Distribution Values, are still insufficient to cover the loan in its entirety, the remaining amount of the loan will be allocated to the Unloaned GIO and will reduce or eliminate the remaining Charge Reserve Amount.

Loan interest is due on each policy anniversary. If the interest is not paid when due, it will be added to your outstanding loan and allocated on the same basis as monthly deductions. See “How we deduct policy monthly charges during a Segment Term.”

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Whether or not any Segment is in effect and has not yet reached its Segment Maturity Date, loan repayments will first reduce any loaned amounts that are subject to the higher maximum loan interest spread. Loan repayments will first be used to restore any amounts that, before being designated as loan collateral, had been in the Unloaned GIO. Any portion of an additional loan repayment allocated to the MSO at the policy owner’s direction (or according to premium allocation percentages) will be transferred to the MSO Holding Account to await the next available Segment Start Date and will be subject to the same conditions described earlier in this section.

Please see “Borrowing from your policy” under “Accessing your money” later in this prospectus for information regarding additional policy loan provisions.

Paid Up Death Benefit Guarantee and the No Lapse Guarantees

Please note that the MSO is not available while the paid up death benefit guarantee is in effect. The MSO is also not available if you elect the Enhanced No Lapse Guarantee Rider.

Requested Face Amount Increases

Please also see “You can increase or decrease your insurance coverage” under Risks/benefits summary: Policy features, benefits and risks earlier in this prospectus for conditions that will also apply for a requested face amount increase.

If you wish to make a face amount increase during a Segment Term, the MSO requires that a minimum amount of policy account value be available to be transferred into the Unloaned GIO (if not already present in the Unloaned GIO), and that the balance after deduction of monthly charges remain there during the longest remaining Segment Term subject to any loans as described above. This minimum amount will be any amount necessary to supplement the existing Charge Reserve Amount so as to be projected to be sufficient to cover all monthly deductions during the longest remaining Segment Term. Such amount will be determined assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account value, and that no further policy changes or additional premium payments are made.

Any necessary transfers to supplement the amount already present in the Unloaned GIO in order to meet this minimum requirement will take effect on the effective date of the face amount increase. There will be no charge for this transfer. Any transfer from the variable investment options including the MSO Holding Account will be made in accordance with your directions. Your transfer instructions will be requested as part of the process for requesting the face amount increase. If the requested allocation is not possible due to insufficient funds, the required amount will be transferred proportionately from the variable investment options, as well as the MSO Holding Account. If such transfers are not possible due to insufficient funds, your requested face amount increase will be declined.

Your right to cancel within a certain number of days

Please also see “Your right to cancel within a certain number of days” under “More information about policy features and benefits” later in this prospectus for more information regarding your right to cancel your policy within a certain number of days. However, the provisions in that section that address when amounts will be allocated to the investment options do not apply to amounts allocated to the MSO.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days, we will initially put all amounts which you have allocated to the MSO into our EQ/Money Market investment option. In this case, on the first business day following the later of the twentieth day after your policy is issued or the Investment Start Date (30th day in most states if your policy is issued as the result of a replacement, 60th day in NY), we will reallocate those amounts to the MSO Holding Account where they will remain until the next available Segment Start Date, at which time such amounts will be transferred to a new Segment of the MSO subject to meeting the conditions described in this section. However, if we have not received all necessary requirements for your policy as of the day your policy is issued, we will reallocate those amounts to the MSO Holding Account on the 20th day (longer if your policy is issued as the result of a replacement) following the date we receive all necessary requirements to put your policy in force at our Administrative Office. Your financial professional can provide further information on what requirements may apply to your policy.

In all other states, any amounts allocated to the MSO will first be allocated to the MSO Holding Account where they will remain for 20 days (unless the policy is issued as the result of a replacement, in which case amounts in the MSO Holding Account will remain there for 30 days (45 days in PA)). Thereafter, such amounts will be transferred to a new Segment of the MSO on the next available Segment Start Date, subject to meeting the conditions described in this prospectus.

Segment Maturity GIO Limitation

Upon advance notification, we reserve the right to limit the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. However, that limitation will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option. Please see “Appendix III: Policy variations” later in this prospectus for more information.

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Right to Discontinue and Limit Amounts Allocated to the MSO

We reserve the right to restrict or terminate future allocations to the MSO at any time. If this right were ever to be exercised by us, all Segments outstanding as of the effective date of the restriction would be guaranteed to continue uninterrupted until the Segment Maturity Date. As each such Segment matured, the balance would be reallocated to the Unloaned GIO and/or variable investment options per your instructions, or to the EQ/Money Market investment option if no instructions are received. We may also temporarily suspend offering Segments at any time and for any reason including emergency conditions as determined by the Securities and Exchange Commission. We also reserve the right to establish a maximum amount for any single policy that can be allocated to the MSO.

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6. Determining your policy’s value

Your policy account value

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your “policy account value.” You instruct us to allocate your policy account value to one or more of the policy’s investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your Segment Account Value(s) as described in “About the Market Stabilizer Option®” earlier in this prospectus, (iii) your amounts in our guaranteed interest option (other than in (iv)), and (iv) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See “Borrowing from your policy” later in this prospectus. Your “net policy account value” is the total of (i), (ii) and (iii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any “restricted” amounts that we hold in the guaranteed interest option as a result of any payment received under a Living Benefits Rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (iii) and (iv) above as our “Guaranteed Interest Account.”) Your policy account value is subject to certain charges discussed in “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.

Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.

Your policy’s value in our variable investment options.  We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by “units.”

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy’s variable investment options, we “redeem” (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you “purchase” additional units having the same value as the amount of any premium (after deduction of any premium charge), loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio’s shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day’s value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and the Segment Account Values of the MSO, and deducted monthly from your policy account based on your deduction allocations unless the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see “How we allocate charges among your investment options” earlier in this prospectus.

Your policy’s value in our guaranteed interest option.  Your policy’s value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any “restricted” amounts that we hold in that option as a result of your election to receive a living benefit. See “Your option to receive a terminal illness living benefit under the Living Benefits Rider,” later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate. However, we reserve the right to limit the percentage of your premium that may be allocated to the guaranteed interest option, or to reject certain requests to transfer amounts to the unloaned portion of your guaranteed interest option as described in greater detail throughout this prospectus. We may also limit the percentage of any additional loan repayments that may be allocated to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. See “Guaranteed interest option” under “Investment options within your policy” in “Risk/benefit summary: Policy features, benefits and risks” earlier in this prospectus and “Appendix III: Policy variations” later in this prospectus for more information on such limitation amounts.

Amounts may be allocated to or removed from your policy’s value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

If the Enhanced No Lapse Guarantee Rider was elected at issue and is in effect, we will not allow any amount of the policy account value to be transferred or allocated to the

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guaranteed interest option. In addition, if you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option.

Your policy’s value in the Market Stabilizer Option®.  Your policy account value that has been allocated to any Segment of the MSO will not fluctuate daily with investment performance. Each Segment has a Segment Account that is used in the calculation of your policy account values and represents the amount to which the Index-Linked Rate of Return will be applied to on a Segment Maturity Date to determine the Index Linked-Return. The Index-Linked Rate of Return, not to exceed the applicable Growth Cap Rate, is not applied to any Segment Account prior to its Segment Maturity Date. Only the amount in a Segment Account is subject to the “downside protection” on the Segment Maturity Date. Please see “About the Market Stabilizer Option®” earlier in this prospectus for more detailed information.

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7. Transferring your money among our investment options

Transfers you can make

You can transfer among our variable investment options and into our guaranteed interest option. However, certain restrictions may apply.

After your policy’s Allocation Date, you can transfer amounts from one investment option to another subject to certain restrictions discussed below. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect. For more information, see “Paid up death benefit guarantee” and the “Enhanced No Lapse Guarantee Rider” in “More information about policy features and benefits.” If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options and the Segments in the MSO to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see “Investment options within your policy” in “Risk/benefit summary: Policy features, benefits and risks” for more information about your role in managing your allocations.

Restrictions on transfers into the guaranteed interest option. Notwithstanding the above, upon advance notification, the Company has the right to reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. The specified percentage limitation on requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see “Appendix III: Policy variations” later in this prospectus for more information.

After the first two policy years and if the attained age of the insured is less than 65, we may limit transfers you can make into the unloaned GIO if the current (non-guaranteed) interest crediting rate on the unloaned GIO is equal to the guaranteed minimum interest crediting rate of 2% (annual rate). In this instance, the maximum amount that may be transferred from the variable investment options to the unloaned GIO in a policy year is the greater of: (a) $500 and (b) 25% of the total amount in the variable investment options at the beginning of the policy year. If this amount is exceeded in any policy year during which the transfer limit becomes effective, additional transfers into the unloaned GIO will not be permitted during that policy year while the limit remains in effect.

Additionally, when the paid up death benefit guarantee is exercised, if the Enhanced No-Lapse Rider is in effect or if there are any Segments of the MSO in effect, restrictions and/or limitations may apply on transfers into the guaranteed interest option. For more information, please see “About the Market Stabilizer Option®” earlier in this prospectus and “More information about policy features and benefits” later in this prospectus.

Current unrestricted transfers out of the guaranteed interest option.  We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the “How to make transfers” section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unresticted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as “restricted” amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option® (“MSO”), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

Transfers under the Market Stabilizer Option® (“MSO”). Although, under the policy, we reserve the right to apply a transfer charge up to $25 for each transfer among your investment options, there is no charge to transfer into and out of the MSO Holding Account and you can make a transfer at any time to or from the investment options available under your policy subject to any transfer restrictions within your policy. Any restrictions applicable to transfers between the MSO Holding Account and such investment options would be the same transfer restrictions applicable to transfers between the investment options available under your policy. However, once policy account value has been swept from the MSO Holding Account into a Segment, transfers into or out of that

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Segment before its Segment Maturity Date will not be permitted. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for transfers from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the remaining Charge Reserve Amount.

Thus the amount available for transfers from the Unloaned GIO will not be greater than any excess of the Unloaned GIO over the remaining Charge Reserve Amount.

Disruptive transfer activity.  We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “More information about other matters”).

How to make transfers

Internet transfers.  Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our www.equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

Online transfers.  You can make online transfers by following one of two procedures:

•	For individually owned policies for which you are the owner, by logging onto our website, described under “By Internet” in “How to reach us” earlier in this prospectus; or

•	For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.equitable.com or by contacting our Administrative Office.

For more information, see “Telephone and Internet requests” later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

Transfers through our Administrative Office.  You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

Our automatic transfer service

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low, and fewer units if the unit’s value is high. Therefore, you may achieve a lower average cost per unit over the long-term.

Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.

Our automatic transfer service (also referred to as our “dollar cost averaging service”) enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options and the MSO. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service. This service is not available while the Enhanced No Lapse Guarantee Rider is in effect.

Our asset rebalancing service

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options (excluding the MSO Holding Account) up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the

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next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service. This service is not available while the Enhanced No Lapse Guarantee Rider is in effect.

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8. Accessing your money

Borrowing from your policy

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long-Term Care ServicesSM Rider. See “More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care ServicesSM Rider” later in this prospectus. See “Your option to receive a terminal illness living benefit under the Living Benefits Rider” below. The minimum loan amount generally is $500. Please also see “Loans” under “About the Market Stabilizer Option®” earlier in this prospectus should you borrow from values allocated to the MSO.

You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan’s repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

•	you cannot make transfers or withdrawals of the collateral;

•	we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

•	we do not count the collateral when we compute our customer loyalty credit; and

•	the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. Please also see “Loans” under “About the Market Stabilizer Option®” earlier in this prospectus should you borrow from values allocated to the MSO. Please note that any portion of a loan allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and

be subject to a higher guaranteed maximum loan spread.If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

Loan interest we charge.  The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3% or (b) the “Monthly Average Corporate” yield published in Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

Interest that we credit on loan collateral.  Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy’s first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy’s 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Please also see “Loans” under “About the Market Stabilizer Option®” earlier in this prospectus should you allocate your loan to the MSO.

Because Incentive Life Optimizer® II was first offered in 2010, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully

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repaid) we transfer that interest to your policy’s investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

Effects of a policy loan.  If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy’s proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the Enhanced No Lapse Guarantee Rider or the no-lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See “Tax information” below for a discussion of the tax consequences of a policy loan.

Paying off your loan.  You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received during the 61-day grace period. See “Policy ‘lapse’ and termination” in “The minimum amount of premiums you must pay” under “Risk/ benefit summary: Policy features, benefits and risks” for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long-Term Care ServicesSM Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don’t instruct us, in the same proportion as if they were premium payments. However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of each additional repayment to the guaranteed interest option. Any portion of the additional loan repayment in excess of the limitation amount will be allocated to the variable investment options in proportion to any loan repayment amounts for the variable investment options that you have specified with that loan repayment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any loan repayment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the additional loan repayment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on additional loan repayments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see “Appendix III: Policy variations” later in this prospectus for more information.

If you are to receive monthly benefit payments under the Long-Term Care ServicesSM Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.

If the Enhanced No Lapse Guarantee Rider is in effect, any loan repayment will be allocated to the EQ Strategic Allocation investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the Enhanced No Lapse Guarantee Rider premium allocation percentages for the EQ Strategic Allocation investment options on record.

Loan extension (for guideline premium test policies only)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on “loan extension,” if at the beginning of any policy month on or following the policy

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anniversary nearest the insured person’s 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

•	The net policy account value is not sufficient to cover the monthly deductions then due;

•	The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

•	You have selected Death Benefit Option A;

•	You have not received a payment under either the Living Benefits Rider or the Long-Term Care ServicesSM Rider;

•	The policy is not in a grace period; and

•	No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

•	We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

•

Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

•

While a Segment of the MSO is in effect, any Segment Distribution Values will be transferred automatically to the Unloaned GIO and an Early Distribution Adjustment will be applied, and no transfers out of the GIO will be allowed into the MSO.

•

Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

•	No additional loans or partial withdrawals may be requested.

•	No changes in face amount or death benefit option may be requested.

•

No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

•	All additional benefit riders and endorsements will terminate, including the Long-Term Care ServicesSM Rider and the MSO.

•	No future allocations or transfers to the investment options will be accepted.
•	The paid up death benefit guarantee if applicable, may not be elected.

•	The policy will not thereafter lapse for any reason.

•	If the policy is on loan extension, the policy guaranteed interest option limitation will not apply.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)	The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured’s death, multiplied by a percentage shown in your policy;

(b)	The outstanding loan and accrued loan interest, plus $10,000; or

(c)	The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

Making withdrawals from your policy

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured’s attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long-Term Care ServicesSM Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long-Term Care ServicesSM Rider and selected death benefit Option A, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. If you selected death benefit Option B, the current long-term care specified amount will not be reduced. We will not deduct a charge for making a partial withdrawal. Please see the “Early Distribution Adjustment” section under “About

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the Market Stabilizer Option®” earlier in the prospectus for more information about the effect of an EDA on a surrender of your policy.

You can withdraw all or part of your policy’s net cash surrender value, although you may incur tax consequences by doing so.

Effect of partial withdrawals on insurance coverage.  If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy’s face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee and the Enhanced No Lapse Guarantee Rider as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee.

You should refer to “Tax information” below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see “Paid up death benefit guarantee” in “More information about policy features and benefits.”

Surrendering your policy for its net cash surrender value

Upon written request satisfactory to us, you can surrender (give us back) your policy for its “net cash surrender value” at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is “restricted” as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long-Term Care ServicesSM Rider, and minus any surrender charge that then remains applicable. If you have any policy account value in the MSO, the Segment Distribution Value and not the Segment Account Value will be used to calculate your policy account value for the purpose of determining your net cash surrender value. Please see the “Early Distribution Adjustment” section under “About the Market Stabilizer Option®” earlier in the prospectus for more information about the effect of an EDA on a surrender of your policy. The surrender charge is described in “Charges and expenses you will pay” earlier in this prospectus.

Please refer to “Tax information” below for the possible tax consequences of surrendering your policy.

Your option to receive a terminal illness living benefit under the Living Benefits Rider

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy’s death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long-Term Care ServicesSM Rider for chronic illness benefits, if elected, and before continuation of coverage under any Nonforfeiture Benefit, will terminate and no further benefits will be payable under the Long-Term Care ServicesSM Rider. Long-Term Care ServicesSM Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a “lien” we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy’s net cash surrender value to the policy’s guaranteed interest option regardless of any policy guaranteed interest option limitation in effect. This amount, together with the interest we charge thereon, will be “restricted”— that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy’s value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay. Please see “Appendix III: Policy variations” later in this prospectus for more information.

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The receipt of a living benefits payment may qualify for exclusion from income tax. See “Tax information” below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

You can arrange to receive a “living benefit” if the insured person becomes terminally ill.

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9. Tax information

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

Basic income tax treatment for you and your beneficiary

An Incentive Life Optimizer® II policy will be treated as “life insurance” for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the “Code”) and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

•	the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and

•

increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See “Assigning your policy” later in this prospectus. See also special rules below for “Business and employer owned policies,” and for the discussion of insurable interest under “Other information.”

Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a “modified endowment contract” (sometimes also referred to as a “MEC”). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

Testing for modified endowment contract status.  Your policy will be a “modified endowment contract” if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. (“Paid up” means that no future premiums would be required.) This is called the “seven-pay” test.

Whenever there is a “material change” under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change.

A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A “material change” for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy’s face amount or certain other changes.

If your policy’s benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. We may also be required to provide a higher death benefit notwithstanding the decrease in face amount in order to assure that your policy continues to qualify as life insurance. Under either test, in some

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cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See “Changes we can make” later in this prospectus.

Taxation of pre-death distributions if your policy is not a modified endowment contract.  As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will generally be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your “basis” in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. In addition, if a policy terminates after a grace period, the extinguishment of any then-outstanding policy loan and unpaid loan interest will be treated as a distribution and could be subject to tax under the foregoing rules. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

Policy loans.  Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value; (3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract (“MEC”), any loan will be treated as a distribution when made, and thus may be taxable at such time.

Taxation of pre-death distributions if your policy is a modified endowment contract.  Any distribution from your policy will be taxed on an “income-first” basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the Company (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

If your policy terminates after a grace period, the extinguishment of any then outstanding policy loan and unpaid loan interest will be treated as a distribution (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any

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subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

Policy changes.  Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

Restoration of a terminated policy.  For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

Tax treatment of Living Benefits Rider or Long-Term Care ServicesSM Rider under a policy with the applicable rider

Living Benefits Rider.  Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law’s definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion.

If the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

Long-Term Care ServicesSM Rider.  Benefits received under the Long-Term Care ServicesSM Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part and may reduce your investment in the policy. Generally income exclusion for all long-term care type payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act (“HIPAA”) per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care ServicesSM Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care ServicesSM Rider are generally not considered deductible for income tax purposes and may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (but not below zero) but will not be taxable. Please see “Policy variations” and “State policy availability and/or variations of certain features and benefits” Appendices later in this prospectus for more information on previously issued riders and state variations.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care ServicesSM Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

It is not clear whether the exclusion for accelerated death benefits on account of chronically-ill insureds applies to benefits under a qualified long-term care insurance policy for owners whose insurable interests arise from business-type policies. Please see “Policy variations” and “State policy availability and/or variations of certain features and benefits” Appendices later in this prospectus for more information on previously issued riders and state variations.

Under either rider,  if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

Business and employer owned policies

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your

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tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

Requirements for income tax free death benefits.  Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner’s income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term “material” has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance.  Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called “split-dollar” arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy’s average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity’s other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

Uses of policy which may be scrutinized. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS “Recognized Abusive and Listed Transactions” and how they may affect your policy.

Requirement that we diversify investments

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

Estate, gift, and generation-skipping taxes

If the policy’s owner is the insured person, the death benefit will generally be includable in the owner’s estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner’s estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person’s taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse’s exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person’s spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2020, indexed for inflation).

As a general rule, if you make a “transfer” to a person two or more generations younger than you, a generation-skipping

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tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent “skips” his or her children and names his or her grandchildren as a policy’s beneficiaries. In that case, the generation-skipping “transfer” would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

Pension and profit-sharing plans

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

Split-dollar and other employee benefit programs

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person’s consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both

2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% Tax on Net Investment Income or “NII”

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer’s NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

Our taxes

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Tax withholding and information reporting

Status for income tax purposes; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if

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an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Possibility of future tax changes and other tax information

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

The policies described in this Prospectus are tested for qualification as life insurance using the 2001 Commissioners Standard Ordinary (“2001 CSO”) mortality tables. See “Cost of insurance charge” later in this Prospectus. Due to updated State insurance laws and Federal income tax rules new life insurance policies using any mortality tables other than the 2017 Commissioners Standard Ordinary (“2017 CSO”) mortality tables cannot be sold after December 31, 2019.

This change in prevailing mortality tables does not affect existing policies described in this Prospectus, as they were all purchased before January 1, 2020. The policies will continue to be tested for tax purposes using the 2001 CSO mortality tables. The IRS has issued guidance on changes made after December 31, 2019 to policies issued before 2020 which are tested using the 2001 CSO mortality tables. This IRS “safe harbor” guidance permits certain policy changes without losing the ability to use the 2001 CSO mortality tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO mortality tables.

Other information

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

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For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio’s shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy’s proportionate share of the assets of the Separate Account.

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10. More information about policy features and benefits

Guarantee premium test for the no-lapse guarantees

We offer two guarantees against policy lapse that depends on your having paid specified amounts of premiums. We refer to these guarantees as our “no-lapse guarantee” and our optional “Enhanced No Lapse Guarantee Rider” and you can read more about it in “You can guarantee that your policy will not terminate before a certain date” in “Risk/benefit summary: Policy features, benefits and risks,” earlier in this prospectus. You can also read more about our Enhanced No Lapse Guarantee Rider in “Enhanced no lapse guarantee rider” later in this section.

Guarantee premium test.  If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse guarantee or Enhanced No Lapse Guarantee Rider including any cumulative guarantee premiums for any optional riders that are then in effect. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

Guarantee premiums.  The amount of the guarantee premiums for the no-lapse guarantee and the Enhanced No Lapse Guarantee Rider, if elected, are set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person’s risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond its original number of years.

Paid up death benefit guarantee

Subject to our approval, you may elect the “paid up” death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy’s death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy’s death benefit and potential policy lapse. You may elect this benefit provided:

•	the insured’s attained age is not more than 120;

•	you have death benefit “Option A” in effect (see “About your life insurance benefit” in “Risk/benefit summary: Policy features, benefits and risks,” earlier in this prospectus);
•

we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a Living Benefits Rider or the Long-Term Care ServicesSM Rider;

•	the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

•	the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

•	the policy is not on loan extension. (For more information about loan extension, see “Accessing your money” earlier in this prospectus;

•	the election would not reduce the face amount (see below) below the minimum stated in your policy;

•	no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

•

If the paid up death benefit is exercised while any MSO Segment is in effect, an Early Distribution Adjustment will apply and any Segment Distribution Value will be automatically transferred to the Unloaned GIO and the EQ Strategic Allocation investment options as specified by you.

•

You agree to re-allocate your fund values to the guaranteed interest option and the EQ Strategic Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See “Restrictions on allocations and transfers,” below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the MSO, Cash Value Plus Rider and the living benefits rider providing benefits for terminal illness. The policy’s net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy’s face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

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If you elect the paid up death benefit guarantee, the Long-Term Care ServicesSM Rider will automatically terminate subject to any Nonforfeiture Benefit, if elected.

Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care ServicesSM Rider before continuation of coverage under any Nonforfeiture Benefit. Please see Appendix III later in this prospectus for rider variations.

Possible reduction of face amount.  The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than the minimum stated in your policy.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See “Tax treatment of distributions to you (loans, partial withdrawals and full surrender)” under “Tax Information.”

Restrictions on allocations and transfers.  While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the EQ Strategic Allocation investment options. (See “About the Portfolios of the Trusts” for the listing of EQ Strategic Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our EQ Strategic Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

If the policy guaranteed interest option limitation is in effect at the time you elect the paid up death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. Please see “Appendix III: Policy variations” later in this prospectus for more information.

Other effects of this guarantee.  After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

•	premium payments

•	partial withdrawals

•	changes to the policy’s face amount or death benefit option

•

any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See “Tax treatment of distributions to you” under “Tax information” earlier in this prospectus.)

Termination of this guarantee.  You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy’s grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

Other benefits you can add by rider

When you purchase this policy, you could be eligible for the following other optional benefits we currently make available by rider:

•	Enhanced No Lapse Guarantee Rider — Described below.

•	Long-Term Care ServicesSM Rider — Described below.

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•	Cash Value Plus Rider — Described below.

•	Charitable Legacy Rider — Described below.

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Disability Deduction Waiver Rider — This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured’s fifth birthday. The maximum amount of coverage is $3,000,000 for the Company and affiliates’ policies in-force and applied for.

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Disability Premium Waiver Rider — This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured’s age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured’s fifth birthday. The maximum amount of coverage is $3,000,000 for the Company and affiliates’ policies in-force and applied for.

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Children’s Term Insurance Rider — This rider provides term insurance on the lives of the insured’s children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for the Company and affiliates’ policies in-force and applied for.

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Option To Purchase Additional Insurance Rider — This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0–37. The maximum amount of coverage is $100,000 for the Company and affiliates’ policies inforce and applied for.

We add the following benefits automatically at no charge to each eligible policy:

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Substitution Of Insured Person Rider (Available for policies with a minimum face amount of $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy, see “You can change your policy’s insured person” under “More information about procedures that apply to your policy.”)

•	Living Benefits Rider (See “Your option to receive a terminal illness living benefit under the Living Benefits Rider” under “Accessing your money.”)
•	Paid Up Death Benefit Guarantee Endorsement (See “Paid up death benefit guarantee” under “More information about policy features and benefits.”)

•	Loan Extension Endorsement (See “Loan extension (for guideline premium test policies only)” under “Accessing your money.”)

The Company or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also “Tax information” earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

Enhanced No Lapse Guarantee Rider.  An optional rider may be elected at issue subject to our underwriting requirements that provides for a longer no lapse guarantee period than the one in your base policy. The minimum guarantee period is 15 years from the register date, and the maximum period is 30 years from register date if the insured is less than 56 years old or to the insured’s attained age 85 for issue ages 56-70. Issue ages are 0-70. If you elect this rider at issue, and while the rider is in effect, the investment options available to you will be restricted to the EQ Strategic Allocation investment options. You must provide proper allocation instructions at the time you apply for this policy in order to have your policy issued with this rider. The policy guaranteed interest option will not apply while the extended no lapse guarantee rider remains in effect. The limitation amounts applicable under the extended no lapse guarantee rider may permit you to allocate different amounts into the guaranteed interest option. Please see “Appendix III: Policy variations” later in this prospectus for more information.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

•	The rider has not terminated;

•	The guarantee premium test for no lapse guarantees has been satisfied (see “Guarantee premium test for the no lapse guarantees” under “More information about policy features and benefits”); and

•	Any policy loan and accrued loan interest does not exceed the policy account value.

•	Rider termination. The Enhanced No Lapse Guarantee Rider will terminate on the earliest of the following:

—	the date your policy ends without value at the end of a grace period;

—	the date you surrender your policy;

—	the expiration date of the enhanced no lapse guarantee period shown in your policy;

—	the effective date of the election of the paid up death benefit guarantee;

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—	the date that a new insured person is substituted for the original insured person;

—	the effective date of a requested increase in face amount during the extended no lapse guarantee period and after attained age 70 of the insured;

—	the date the policy goes on loan extension; or

—	the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be restored once it has been terminated.

The Market Stabilizer Option® is not available if you elect the Enhanced No Lapse Guarantee Rider.

Cash Value Plus Rider (rider form no. R11-10 or state variation)

In states where approved, an optional rider may be elected at issue that reduces the surrender charge if the policy is surrendered for its Net Cash Surrender Value in the first eight policy years. In order to elect the rider, the policy must have a minimum face amount of $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. We deduct $0.04 per $1,000 of the initial base policy face amount from your policy account value each month, while the rider is in effect.

The rider works by refunding all or a portion of the premium charge and waiving all or a portion of the surrender charge, if the policy is surrendered in full in its early years. The percentage of charges refunded or waived under the rider are as follows:

Surrender In Policy Year	Percent Of Premium Charge Refunded*	Percent Of Surrender Charges Waived
1	100%	100%
2	80%	100%
3	33%	100%
4	0%	100%
5	0%	80%
6	0%	65%
7	0%	45%
8	0%	25%
9 and later	0%	0%
*	The mortality and expense risk charge and other monthly charges are not refunded.

The net cash surrender value paid, including the reduction of the surrender charges and refund of a percentage of cumulative premium charges, if a policy is surrendered in full while this rider is in force, will not exceed the greater of:

1.	a cumulative-based premium cap equal to the sum of premiums paid to the date of the surrender minus any partial withdrawals, outstanding loan and accrued loan interest; and
2.	the net cash surrender value on the date of surrender calculated prior to any reduction or refund.

Thus, the cumulative-based premium cap may effectively limit the percentage of surrender charges waived and/or the percentage of premium charge refunded if a policy is surrendered in full while this rider is in force.

The reduction of the surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease. There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Amounts available under the policy for loans and partial withdrawals continue to be calculated as if this rider was not part of the policy.

The premium load refund that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first 3 policy years in order for the policy to satisfy the definition of a “life insurance contract” under Section 7702 of the Code.

• Restoration after lapse.  If your policy is restored after a lapse, the rider will also be restored unless you made a written request to terminate the rider.

• Rider termination.  The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates; 3) After the first policy anniversary, the effective date of a policy owner’s written request to terminate this rider; or 4) The date the policyowner exercises the Substitution of Insured Option or Paid Up Death Benefit Guarantee.

This rider is not available if you elect the Long-Term Care ServicesSM Rider. Please see “Appendices III and IV” later in this prospectus for more information on rider variations.

Long-Term Care ServicesSM Rider (Please see Appendices III and IV later in this prospectus for rider variations). The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care.(1) Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

(1)	For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

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An individual qualifies as “chronically ill” if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the “elimination period,” as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

The monthly rate charged for this rider varies based on the insured person’s sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care ServicesSM Rider are being paid, we will waive the monthly charge for the Long-Term Care ServicesSM Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

For policies with death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit Option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount,

plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any period of coverage (see below), the maximum Total Benefit is determined as of the first day of that period of coverage.

The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include Equitable Financial Life and Annuity Company, Equitable Financial Life Insurance Company of America, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1.	the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2.

the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or “HIPAA.” (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.IRS.gov. We may also include this information in your policy’s annual report.

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of

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coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.

•  Elimination period.   The Long-Term Care ServicesSM Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Except as described below, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of care in a qualified long-term care facility or qualified days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24-month period. The elimination period must be satisfied only once while this rider is in effect.

Furthermore, and solely at our discretion, we may deem the elimination period to be satisfied if the insured person provides proof of care from a U.S. licensed health care provider for at least 60 service days (approximately 5 days a week) within a consecutive period of 90 days starting on the first day on which such services are first provided.

You can request retroactive payment of benefits for the elimination period if a U.S. licensed health care practitioner provides written certification that the insured person is chronically ill and is expected to require qualified long-term care services for the remainder of the insured person’s life, once the elimination period and all other eligibility requirements have been satisfied. The amount of any such retroactive payment will be deducted from the maximum total benefit.

•  Period of coverage.  The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care ServicesSM Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1.	the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2.	the date we discover the insured person is no longer receiving Qualified Long-Term Care Services in accordance with the Plan of Care written for that Period of Coverage;

3.	the date you request that we terminate benefit payments under this rider;
4.

the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture Benefit has been paid out);

5.	the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6.	the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7.	the date of death of the insured person.

During a period of coverage before coverage is continued as a Nonforfeiture Benefit:

1.	Partial withdrawals, face amount decreases and premium payments are not permitted.

2.	The policy death benefit will not be less than the maximum total benefit.

3.

Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment—including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4.

For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5.

If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6.	The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider .

7.

Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment

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options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

After a period of coverage ends before coverage is continued as a Nonforfeiture Benefit:

1.

The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

2.	Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.

3.

The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

4.	For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

5.

The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

6.	Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7.	The accumulated benefit lien amount is reset to zero.

If any MSO Segments are in effect, they will be terminated with corresponding early distribution adjustments, and the MSO Segment values will be reallocated to the variable investment options and your GIO based on your premium allocations then in effect.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

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Rider termination.  This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the “Extension of Benefits” and the “Nonforfeiture Benefit” provisions of this rider), on the earliest of the following:

1.	at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2.	upon termination or surrender of the policy;

3.	the date of the insured person’s death;

4.	the date when the accumulated benefit lien amount equals the maximum total benefit amount;

5.	the effective date of the election of the paid up death benefit guarantee;

6.

the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

7.	the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

8.

on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

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Extension of benefits.  If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

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Nonforfeiture Benefit

For a higher monthly charge, you can elect the Long-Term Care ServicesSM Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where (a) the Long-Term Care ServicesSM Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care ServicesSM Rider were in force for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care ServicesSM Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a)	One month’s maximum monthly benefit and

(b)

The sum of all charges deducted for the Long-Term Care ServicesSM Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the “Extension of Benefits” and “Nonforfeiture Benefit” provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care ServicesSM Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the “Extension of Benefits” provision of the rider):

(1)	We receive your written request to terminate the Long-Term Care ServicesSM Rider;

(2)	You surrender your policy;

(3)	Your policy terminates without value at the end of a grace period; or

(4)	You elect a Paid Up death benefit guarantee.

If benefits are being continued under the “Extension of Benefits” provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and (b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

For tax information concerning the Long-Term Care ServicesSM Rider, see “Tax information” earlier in this prospectus.

Charitable Legacy Rider.  An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured’s death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an organization exempt from federal taxation under Section 501(c) of the Code and listed in Section 170(c) of the Code as an authorized recipient of charitable contributions. See www.IRS.gov for valid organizations.

•	Rider termination. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

—	the termination of the policy;

—	the surrender of the policy;

—	the date we receive the policy owner’s written request to terminate the rider;

—	the date of the insured’s death; or

—	the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the Substitution Of Insured Person Rider or elects the paid up death benefit guarantee.

Customer loyalty credit

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans.

The credit begins in the policy’s 9th year. The percentage credit is currently at an annual rate as described in the charts below depending upon the issue age of the insured, the death benefit option you elected at issue, the policy duration and the level at which the policy is funded. If at the end of the first 7 policy years, the cumulative amount of premiums that you have paid to date (less any partial withdrawals) then: (i) if you elected at issue the death benefit Option A

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and is less than 16 “target premiums” for issue ages 18 – 58 or less than 12 “target premiums” for issue ages 0 – 17 and issue ages 59 and above, or (ii) if you elected at issue the death benefit Option B and is less than 13 “target premiums” for issue ages 18 – 58 or less than 11 “target premiums” for issue ages 0 – 17 and issue ages 59 and above the percentage credit will be as follows:

Issue Age	Duration	Credit Amount	Duration	Credit Amount
0 – 29	Policy yrs 9 – 35	0.25%	Policy yrs 36+	0.40%
30 – 39	Policy yrs 9 – 25	0.20%	Policy yrs 26+	0.35%
40 – 49	Policy yrs 9 – 20	0.15%	Policy yrs 21+	0.30%
50 – 59	Policy yrs 9 – 15	0.15%	Policy yrs 16+	0.20%
60 +	Policy yrs 9+	0.15%

Otherwise, the percentage credit will be as follows:

Issue Age	Duration	Credit Amount	Duration	Credit Amount
0 – 29	Policy yrs 9 – 27	0.25%	Policy yrs 28+	0.55%
30 – 39	Policy yrs 9 – 18	0.25%	Policy yrs 19+	0.55%
40 – 49	Policy yrs 9 – 14	0.30%	Policy yrs 15+	0.55%
50 – 59	Policy yrs 9 – 10	0.30%	Policy yrs 11+	0.55%
60 +	Policy yrs 9+	0.30%

The “target premium” is actuarially determined for each policy, based on that policy’s characteristics, as well as the death benefit option at issue and the policy’s face amount. The illustrations of Policy Benefits that your financial professional will provide will contain more information regarding the amount of premiums that must be paid in order for the higher percentage credit to be applicable to your policy.

This credit is not guaranteed.

Variations among Incentive Life Optimizer® II policies

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

The Company also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Optimizer® II where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Optimizer® II. We will make such variations only in accordance with uniform rules that we establish.

The Company or your financial professional can advise you about any variations that may apply to your policy or see Appendices III and IV later in this prospectus for more information.

Your options for receiving policy proceeds

Beneficiary of death benefit.  You designate your policy’s beneficiary in your policy application. You can change the beneficiary at any other time during the insured person’s life.

If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person’s surviving children. If there are no surviving children, we will instead pay the insured person’s estate.

Payment of death benefit.  We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under “When we pay policy proceeds,” later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

Your right to cancel within a certain number of days

This is provided for information purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you or any agent of the Company, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states,

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as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your “Right to Examine” the policy.

Please also see “Your right to cancel within a certain number of days” under “About the Market Stabilizer Option®” earlier in this prospectus on how amounts you allocated to the MSO are returned to you.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see “Surrendering your policy for its net cash surrender value,” earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see “Tax information,” earlier in this prospectus for possible consequences of cancelling your policy.

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11. More information about certain policy charges

Deducting policy charges

Purposes of policy charges.  The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see “Risk/benefit summary: Charges and expenses you will pay.”

Transaction charges

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see “Periodic charges” below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

• Premium charge.  We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specified characteristics death benefit option, as well as the policy’s face amount, among other factors. In addition, if your policy includes the Cash Value Plus Rider, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see “Cash Value Plus Rider” in “More information about policy features and benefits” earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

• Surrender charges.  If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $8.71 and $45.91 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy’s specific characteristics. In addition, if your policy includes the Cash Value Plus Rider, the surrender charges are reduced, subject to a cumulative premium-based cap on the rider benefits (see “Cash Value Plus Rider” in “More information about policy features and benefits” earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charge attributable to each increase in your policy’s face amount is in addition to any remaining surrender charge attributable to the policy’s initial face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

• Request a decrease in your policy’s face amount.  If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in

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reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

• Transfers among investment options.  Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy’s value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service. Nor will this charge apply to any transfers to or from the “MSO” or any transfers to or from any Holding Account that we make available in connection with the MSO. Please see “About the Market Stabilizer Option®” earlier in this prospectus for information about the MSO and the related “Holding Account.”

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. Please note that we may discontinue some or all of these services without notice.

• Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

• Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

• Policy illustration charge.  We do not charge for illustrations. We reserve the right to charge in the future.

• Duplicate policy charge.  We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

• Policy history charge.  We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

• Charge for returned payments.  For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

Periodic charges

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

• Administrative charge.  In the first policy year, we deduct $15 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $10 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age 100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $10 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we currently deduct between $0.09 and $0.34 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age 121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

• Cost of insurance charge.  The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as “net amount at risk”) on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person’s increasing age.

On a guaranteed basis, we may deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit

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(calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current non-guaranteed cost of insurance rates are zero for policy years in which the insured person’s attained age is 100 or older. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer® II policies for insureds who are age 18 or above are based on the 2001 Commissioner’s Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer® II policies for insureds who are under age 18 are based on the 2001 Commissioner’s Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Tables. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner’s Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner’s Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0–17, an insured person’s cost of insurance rate is not based on that person’s status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person’s rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see “Other information” in “Tax information” earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

For policies with a minimum stated face amount of $25,000 which are issued as a result of an Option to Purchase Additional Insurance election or a conversion from a term life policy or rider, our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, under these circumstances, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $100,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

• Mortality and expense risk charge.  We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy’s variable investment options and MSO Segments during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1 – 10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options and MSO Segments.

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• Loan interest spread.  We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. However, for amounts of policy loans allocated to MSO Segments, the loan interest spread may be as high as 5% (2% for New York and Oregon policies). We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see “Borrowing from your policy” under “Accessing your money” earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

Optional rider charges

If you elect the following riders, the charge for each rider is deducted from your policy account value on the first day of each policy month that the rider is in effect. The rider charges are designed to offset the cost of providing the benefit under the rider. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

• Children’s Term Insurance.  If you choose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child’s coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

• Disability Deduction Waiver.  If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider may be lower than the maximum monthly charges.

•  Disability Premium Waiver.  If you choose this rider, we deduct an amount from your policy account value each month until the insured under the policy reaches age 65 and while the rider is in effect. This amount is between $0.01 and $0.60 per $1,000 of initial base policy face amount on a guaranteed basis. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. These amounts are in addition to the charges for the riders themselves. The current monthly charges for this rider may be lower than the maximum monthly charges.

•  Long-Term Care ServicesSM Rider.  If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

• Option To Purchase Additional Insurance.  If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the Option To Purchase Additional Insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

• Charitable Legacy Rider.  There is no additional charge if you choose this rider.

• Enhanced No Lapse Guarantee Rider.  There is no additional charge if you choose this rider.

• Cash Value Plus Rider.  If you choose this rider, we deduct $0.04 per $1,000 of your initial base policy face amount from your policy account value each month until the earlier of the end of the eighth policy year or termination of the policy or termination of the rider. The charge for this rider does not vary depending upon the specifics of your policy. The current monthly charge for this rider may be lower than the maximum monthly charge of $0.04 per $1,000 of your initial base policy face amount. You must notify us in writing if you wish to cancel this rider. Please see “Appendix III: Policy variations” later in this prospectus for more information on the charge applicable under the prior version of this rider.

• Adding the Living Benefits Rider.  If you elect the Living Benefits Rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

• Exercise of option to receive a terminal illness “living benefit.”  If you elect to receive a terminal illness “living benefit,” we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

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Market Stabilizer Option®

There is a current percentage charge of 1.40% of any policy account value allocated to each Segment. We reserve the right to increase or decrease the charge although it will never exceed 2.40%. Of this percentage charge, 0.75% will be deducted on the Segment Start Date from the amount being transferred from the MSO Holding Account into the Segment as an up-front charge (“Variable Index Benefit Charge”), with the remaining 0.65% annual charge (of the current Segment Account Value) being deducted from the policy account on a monthly basis during the Segment Term (“Variable Index Segment Account Charge”).

MSO Charges	Current Non- guaranteed	Guaranteed Maximum
Variable Index Benefit Charge	0.75%	0.75%
Variable Index Segment Account Charge	0.65%	1.65%
Total	1.40%	2.40%

This fee table applies specifically to the MSO and should be read in conjunction with the “Tables of the policy charges” under “Risk/ benefit summary: charges and expenses you will pay” earlier in this prospectus and also see “Loan interest spread” earlier in this section for information regarding the “spread” you would pay on any policy loan.

The base policy’s mortality and expense risk charge and current non-guaranteed Customer Loyalty Credit will also be applicable to a Segment Account Value or any amounts held in the MSO Holding Account. The mortality and expense risk charge is part of the policy monthly charges. Please see “How we deduct policy monthly charges during a Segment Term” for more information. The Customer Loyalty Credit offsets some of the monthly charges.

If a Segment is terminated prior to maturity by policy surrender, or reduced prior to maturity by monthly deductions (if other funds are insufficient) or by loans or a Guideline Premium Force-out, we will refund a proportionate amount of the Variable Index Benefit Charge corresponding to the surrender or reduction and the time remaining until Segment Maturity. The refund will be administered as part of the Early Distribution Adjustment process. This refund will increase your surrender value or remaining Segment Account Value, as appropriate. Please see Appendix I later in this prospectus for an example and further information.

Any portion of a loan allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread (2% for policies with a contract state of New York and Oregon and 5% for other policies).

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.
•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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12. More information about procedures that apply to your policy

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

Dates and prices at which policy events occur

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Date of receipt.  Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

Business day.  Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

Payments you make.  The following are reflected in your policy as of the date we receive them in complete and proper form:

•	premium payments received after the policy’s investment start date (discussed below)

•	loan repayments and interest payments

Requests you make.  The following transactions occur as of the date we receive your request in complete and proper form:

•	withdrawals

•	tax withholding elections

•	face amount decreases that result from a withdrawal

•	changes of allocation percentages for premium payments or monthly deductions

•	surrenders

•	changes of owner
•	changes of beneficiary

•	transfers from a variable investment option to the guaranteed interest option

•	loans

•	transfers among variable investment options

•	assignments

•	termination of paid up death benefit guarantee

The following transactions occur on your policy’s next monthly anniversary that coincides with or follows the date we approve your request:

•	changes in face amount

•	election of paid up death benefit guarantee

•	changes in death benefit option

•	changes of insured person

•	restoration of terminated policies

•	termination of any additional benefit riders you have elected

Automatic transfer service.  Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy’s initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy’s first monthly anniversary that coincides with or follows the date we receive your request.

Asset rebalancing service.  If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy’s Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

Delay in certain cases.  We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in “Delay of variable investment option proceeds” later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

Prices applicable to policy transactions.  If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day’s close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day’s close.

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Effect of death or surrender.  You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

Policy issuance

Register date.  When we issue a policy, we assign it a “register date,” which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy’s register date.

•

If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for (or on a better risk class than applied for), then the register date will be the later of (a) the date you signed part I, section D of the policy application or (b) the date a medical or paramedical professional signed part II of the policy application.

•

In general, if we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different (less favorable) basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. In certain circumstances, even if we issue your policy on a less favorable basis, the premium amount you paid may be sufficient to cover your full minimum initial premium. In this event, we will not move the register date to the delivery date. These procedures are designed to ensure that premiums and charges will commence on the same date as your insurance coverage. We will determine the interest rate applicable to the guaranteed interest option based on the register date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

•	For Section 1035 exchanges:

•

If we issue the policy as it was applied for (or on a better risk class than applied for), then the register date will be the later of (a) the date you signed part I, section D of the policy application or (b) the date a medical professional signed part II of the policy application.

•

If we do not receive your full minimum initial premium payment at our Administrative Office before the issue date or, if we issue the policy on a different (less favorable) basis than you applied for, the register date will be the date the policy is issued.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

Investment start date.  This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and (2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

Commencement of insurance coverage.  You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

Non-issuance.  If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

Age; age at issue.  Unless the context in this prospectus requires otherwise, we consider the insured person’s “age” during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person’s age for the first policy year (“age at issue”) is that person’s age on whichever birthday is closer to (i.e., before or after) the policy’s register date.

Ways to make premium and loan payments

Checks and money orders.  Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to “Equitable Financial Life Insurance Company.”

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier’s check payable directly to the Company, although we must report such “cash equivalent” payments to the Internal Revenue Service under certain circumstances. Cash and travelers’ checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than the Company and endorsed over to the Company only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who

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owns the policy and endorses the entire check (without any refund) as a payment to the policy.

Assigning your policy

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under “Split-dollar and other employee benefit programs” and “Estate, gift, and generation-skipping taxes” in the “Tax information” section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

You can change your policy’s insured person

Your policy has the Substitution of Insured Person Rider and after the policy’s second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person’s insurance risk characteristics. In addition, any no-lapse guarantee and Long-Term Care ServicesSM Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a “modified endowment contract” or to fail the Internal Revenue Code’s definition of “life insurance,” or in some cases require that we also distribute certain amounts to you from the policy. See “Tax information” earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See “Other information” under “Tax information” earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

Requirements for surrender requests

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Gender-neutral policies

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Optimizer® II in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Optimizer® II policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Optimizer® II policy.

Future policy exchanges

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

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Broker transaction authority

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for automatic transfer service, asset rebalancing service and changes to the minimum growth cap rate for MSO in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet telephone and other electronic transfer services because of disruptive transfer activity. The Company may terminate any such authorization at any time without prior notice.

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13. More information about other matters

About our general account

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy’s account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

Transfers of your policy account value

Transfers not implemented.  If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person’s death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or (4) occurs.

Disruptive transfer activity.  You should note that the policy is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to

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the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Telephone and Internet requests

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in “How to make transfers” under “Transferring your money among our investment options.”

Also, you may make the following additional types of requests by calling the number under “By Phone:” in “How to reach us” from a touch-tone phone, if the policy is individually owned and you are the owner, or through www.equitable.com if you are the individual owner:

•	changes of premium allocation percentages

•	changes of address

•	request forms and statements

•	to request a policy loan (loan requests cannot be made online by corporate policy owners)

•	enroll for electronic delivery and view statements/documents online

•	to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

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If you wish to enroll through www.equitable.com, you must first agree to the terms and conditions set forth in our www.equitable.com Online Services Agreement, which you can find at our website. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through www.equitable.com are given by you; however, we reserve the right to refuse to process any transaction and/or block access to www.equitable.com if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of “Disruptive transfer activity” above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the Indices to which Segments are linked, as well as the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the policy. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the policy, such as purchasing the policy or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

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Suicide and certain misstatements

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

When we pay policy proceeds

General.  We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

Clearance of checks.  We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of guaranteed interest option proceeds.  We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

Delay of variable investment option proceeds.  We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

Delay to challenge coverage.  We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

Changes we can make

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

•	combine two or more variable investment options or withdraw assets relating to Incentive Life Optimizer® II from one investment option and put them into another;

•	end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

•	operate Separate Account FP under the direction of a “committee” or discharge such a committee at any time;
•	restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

•

operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

Reports we will send you

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy’s current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and

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certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

Distribution of the policies

The policies are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other the Company life and annuity products we issue.

The policies are sold by financial professionals of Equitable Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on policies sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see “Risk/benefit summary: Charges and expenses you will pay” and “More information about certain policy charges” earlier in this prospectus.

As used below, the “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount and Distributor, among other factors.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on premium payments made on the policies sold through Equitable Advisors (“premium-based compensation”). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy’s first year, plus 8.5% of all other premiums you pay in your policy’s first year; plus 5.8% of all other premiums you pay in policy years two through five; plus 3.8% of all other premiums you pay in policy years six through ten, and 2.5% thereafter. Equitable Advisors, in turn, may pay a portion of the premium-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. Your Equitable Advisors financial professional or a Selling broker-dealer may elect to receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of our policy than it pays for the sale of a policy or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same policy. Equitable Advisors also pay different levels of compensation based on different policy types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the

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compensation paid to managerial personnel are based on whether the sales involve the Company’s policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s policies and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our policy over a policy or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays premium-based and asset-based compensation (together, “compensation”) to Equitable Distributors. Premium-based compensation is paid based on the Company’s policies sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of Equitable Distributor’s Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy’s first year; plus 5% of all other premiums you pay in your policy’s first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.10% in policy years 11 and later may also be paid. Equitable Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

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Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

Legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner’s interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

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14. Financial statements of Separate Account FP and the Company

The financial statements of Separate Account FP, as well as the consolidated financial statements of the Company, are in the Statement of Additional Information (“SAI”).

The financial statements of the Company have relevance for the policies only to the extent that they bear upon the ability of the Company to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

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15. Incorporation of certain documents by reference

The Company’s Annual Report on Form 10-K for the period ended December 31, 2019 (the “Annual Report”) is considered to be part of this prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Stabilizer Option® (the “Registration Statement”). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No.0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits).

Requests for documents should be directed to:

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Attention: Corporate Secretary (telephone: (212) 554-1234)

You can access our website at www.equitable.com.

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16. Personalized illustrations

Illustrations of policy benefits

Hypothetical and personalized illustrations.  Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. No illustration will ever show you the actual values available under your policy at any given point in time. This is because many factors affect these values including: (i) the insured person’s characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

Different kinds of illustrations.  Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2019 (or expected to be incurred in 2020, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios’ investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2019. You may request a weighted illustration that computes the average of investment management fees and expenses of all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. A historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option and the MSO that assumes a portion of net premiums allocated to the guaranteed interest option and MSO.

The effect of the expense limitation arrangements. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

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Appendix I: MSO Early Distribution Adjustment Examples

Hypothetical Early Distribution Adjustment Examples

A. Examples of Early Distribution Adjustment to determine Segment Distribution Value

The following examples represent a policy owner who has invested in both Segments 1 and 2. They are meant to show how much value is available to a policy owner when there is a full surrender of the policy by the policy owner or other full distribution from these Segments as well as the impact of Early Distribution Adjustments on these Segments. The date of such hypothetical surrender or distribution is the Valuation Date specified below and, on that date, the examples assume 9 months remain until Segment 1’s maturity date and 3 months remain until Segment 2’s maturity date.

Explanation of formulas and derivation of Put Option Factors is provided in notes (1)–(3) below.

Division of MSO into Segments	Segment 1 (Distribution after 3 months)	Segment 2 (Distribution after 9 months)	Total
Start Date	3rd Friday of July, Calendar Year Y	3rd Friday of January, Calendar Year Y
Maturity Date	3rd Friday of July, Calendar Year Y+1	3rd Friday of January, Calendar Year Y+1
Segment Term	1 year	1 year
Valuation Date	3rd Friday of October, Calendar Year Y	3rd Friday of October, Calendar Year Y
Initial Segment Account	1,000	1,000	2,000
Variable Index Benefit Charge	0.75%	0.75%
Remaining Segment Term	9 months / 12 months = 9/12 = 0.75	3 months / 12 months = 3/12 = 0.25

Example I – The Index is down 10% at the time of the Early Distribution Adjustment

Change in Index Value	–10%	–10%	Total
Put Option Factor	0.020673	0.003425
	Put Option Component: 1000 * 0.020673 = 20.67 Charge Refund Component: 1000 * 0.75 * (0.0075 /(1 –0.0075)) = 5.67 Total EDA: 20.67 – 5.67 = 15.00	Put Option Component: 1000 * 0.003425 = 3.43 Charge Refund Component: 1000 * 0.25 * (0.0075 / (1 -0.0075)) = 1.89 Total EDA: 3.43 – 1.89 = 1.54
Early Distribution Adjustment			16.54
Segment Distribution Value	1000 – 15.00 = 985.00	1000 – 1.54 = 998.46	1,983.46
% change in principal due to the Put Option Component	-2.067%	-0.343%
% change in principal due to the Charge Refund Component	0.567%	0.189%
Total % change in Segment Account Value due to the EDA	-1.50%	-0.15%

Example II – The Index is up 10% at the time of the Early Distribution Adjustment

Change in Index Value	10%	10%	Total
Put Option Factor	0.003229	0.000037
	Put Option Component: 1000 * 0.003229 = 3.23 Charge Refund Component: 1000 * 0.75 * (0.0075 / (1 – 0.0075)) = 5.67 Total EDA: 3.23 – 5.67 = -2.44	Put Option Component: 1000 * 0.000037 = 0.04 Charge Refund Component: 1000 * 0.25 * (0.0075 / (1 – 0.0075)) = 1.89 Total EDA: 0.04 – 1.89 = –1.85
Early Distribution Adjustment			–4.29
Segment Distribution Value	1000 – (–2.44) = 1002.44	1000 – (–1.85) = 1001.85	2,004.29
% change in principal due to the Put Option Component	-0.323%	-.004%
% change in principal due to the Charge Refund Component	0.567%	0.189%
Total % change in Segment Account Value due to the EDA	0.244%	0.185%

Example III – The Index is down 40% at the time of the Early Distribution Adjustment

Change in Index Value	–40%	–40%	Total
Put Option Factor	0.163397	0.152132
	Put Option Component: 1000 * 0.163397 = 163.40 Charge Refund Component: 1000 * 0.75 * (0.0075 /(1 – 0.0075)) = 5.67 Total EDA: 163.40 – 5.67 = 157.73	Put Option Component: 1000 * 0.152132 = 152.13 Charge Refund Component: 1000 * 0.25 * (0.0075 /(1 – 0.0075)) = 1.89 Total EDA: 152.13 – 1.89 = 150.24
Early Distribution Adjustment			307.97
Segment Distribution Value	1000 – 157.73 = 842.27	1000 – 150.24 = 849.76	1,692.03
% change in principal due to the Put Option Component	-16.34%	-15.213%
% change in principal due to the Charge Refund Component	0.567%	0.189%
Total % change in Segment Account Value due to the EDA	-15.773%	-15.024%

Example IV – The Index is up 40% at the time of the Early Distribution Adjustment

Change in Index Value	40%	40%	Total
Put Option Factor	0.000140	0.000000
	Put Option Component: 1000 * 0.000140 = 0.14 Charge Refund Component: 1000 * 0.75 * (0.0075 /(1 – 0.0075)) = 5.67 Total EDA: 0.14 – 5.67 = -5.53	Put Option Component: 1000 * .000000 = 0.00 Charge Refund Component: 1000 * 0.25 * (0.0075 /(1 – 0.0075)) = 1.89 Total EDA: 0.00 – 1.89 = – 1.89
Early Distribution Adjustment			–7.42
Segment Distribution Value	1000 – (–5.53) = 1005.53	1000 – (–1.89) = 1001.89	2,007.42
% change in principal due to the Put Option Component	-0.014%	0%
% change in principal due to the Charge Refund Component	0.567%	0.189%
Total % change in Segment Account Value due to the EDA	0.553%	0.189%
(1)

Early Distribution Adjustment = (Segment Account Value) x [ (Put Option Factor) – (Number of days between Valuation Date and Maturity Date) /( Number of days between Start Date and Maturity Date) x ( 0.0075 / (1 – 0.0075) )]. The denominator of the charge refund component of this formula, i.e. , “(1-0.0075),” is an adjustment that is necessary in order for the pro rata refund of the Variable Index Benefit Charge to be based on the gross amount on which that charge was paid by the policy owner on the Segment Start Date.

(2)	Segment Distribution Value = (Segment Account Value) – (Early Distribution Adjustment).
(3)

Derivation of Put Option Factor: In practice, the Put Option Factor will be calculated based on a Black Scholes model, with input values which are consistent with current market prices. We will utilize implied volatility quotes – the standard measure used by the market to quote option prices – as an input to a Black Scholes model in order to derive the estimated market prices. The input values to the Black Scholes model that have been utilized to generate the hypothetical examples above are as follows: (1) Implied volatility – 25%; (2) Libor rate corresponding to remainder of segment term – 1.09% annually; (3) Index dividend yield – 2% annually.

B.

Example of an Early Distribution Adjustment corresponding to a loan allocated to Segments, for the Segment Distribution Values and Segment Account Values listed above for a change in Index Value of –40%

This example is meant to show the effect on a policy if, rather than a full distribution, you took a loan in the circumstances outlined in Example III above when the Index is down 40%. Thus the policy owner is assumed to have an initial Segment Account Value of 1,000 in each of Segment 1 and Segment 2. It is also assumed that 9 months remain until Segment 1’s maturity date and 3 months remain until Segment 2’s maturity date.

Loan Amount: 750

Loan Date: 3rd Friday of October, Calendar Year Y

Explanation of formulas is provided in notes (a) – (d) below.

The Index is down 40% at the time of the Early Distribution Adjustment

Change in Index Value	–40%	–40%	Total
Segment Account Value before Loan	1,000.00	1,000.00	2,000.00
Loan Allocation(a)	373.34	376.66	750.00
Early Distribution Adjustment(b)	69.91	66.59	136.55
Segment Account Value after Loan(c)	556.73	556.72	1,113.45
Segment Distribution Value after Loan(d)	468.93	473.10	942.03
(a)

When more than one Segment is being used, we would allocate the loan between the Segments proportionately to the Segment Distribution Value in each. We take the Segment Distribution Value of each Segment (shown in Example III above) and divide it by the total Segment Distribution Values for Segments 1 and 2. This gives us the proportionate amount of the loan that should be allocated to each Segment. For example, for Segment 1, that would be 750 x (842.27/1,692.03) = 373.34.

(b)

This is the Early Distribution Adjustment that would be deducted from each Segment, as a result of the loan, based on the amount of the loan that is allocated to that Segment. It is equal to a percentage of the Early Distribution Adjustment that would apply if a full distribution from the Segment were being made, rather than only a partial distribution. This percentage would be 44.32545% for Segment 1 in this example: i.e., 373.34 (the amount of reduction in Segment Distribution Value as a result of the loan) divided by 842.27 (the Segment Distribution Value before the loan). Thus, the Early Distribution Adjustment that is deducted for Segment 1 due to the loan in this example would be 69.91 (i.e., 44.32545% of the 157.73 Early Distribution

adjustment shown in Example III above that would apply if a full rather than only a partial distribution from the Segment were being made). Of this 69.91, 72.43 would be attributable to the Put Option Component and –2.51 would be attributable to the Charge Refund Component (which are calculated by applying 44.32545% to the 163.40 Put Option Component and the 5.67 Charge Refund Component shown in Example III). Similarly, the Early Distribution Adjustment deducted as a result of the loan from Segment 2 would be 66.59, of which 67.43 would be attributable to the Put Option Component and –0.84 would be attributable to the Charge Refund Component.
(c)

The Segment Account Value after Loan represents the Segment Account Value before Loan minus the Loan Allocation and the Early Distribution Adjustment. For example, for Segment 1, that would be 1,000 – 373.34 – 69.93 = 556.73.

(d)

Segment Distribution Value after Loan represents the amount a policy owner would receive from a Segment if they decided to surrender their policy immediately after this loan transaction. We would take the pre-loan Segment Distribution Value (shown in Example III above) and subtract the Loan Allocation. For example, for Segment 1, that would be 842.27 – 373.34 = 468.93.

Appendix II: Calculating the alternate death benefit

Using the guideline premium test:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount ($100,000) on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

	Policy 1	Policy 2
Face Amount	$100,000	$100,000
Policy Account Value on the Date of Death	$ 35,000	$ 85,000

Death Benefit Percentage	120%	120%

Death Benefit under Option A	$100,000	$102,000

Death Benefit under Option B	$135,000	$185,000

Using the cash value accumulation test:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured’s attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on ($100,000) the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

	Policy 1	Policy 2
Face Amount	$100,000	$100,000
Policy Account Value on the Date of Death	$ 35,000	$ 85,000

Death Benefit Percentage	185.7%	185.7%

Death Benefit under Option A	$100,000	$157,845

Death Benefit under Option B	$135,000	$185,000

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Appendix III: Policy variations

You should note that your policy’s options, features and charges may vary from what is described in this prospectus depending on the approximate date on which your purchased your policy. You may not be able to change your policy or its features after issue. This Appendix reflects policy variations that differ from what is described in this prospectus but may have been in effect at the time your policy was issued. If you purchased your policy during the “Approximate Time Period” below, the noted variation may apply to you. Your policy may have been available in your state past the approximate end date indicated below.

For more information about particular options, features and charges available under your policy based on when you purchased it, please contact your financial professional and/or refer to your policy.

Approximate time Period	Feature	Variation

November 18, 2013 to present	Guaranteed interest option (“GIO”) limitation	The Company will not exercise its right to limit the amounts that may be allocated and or transferred to the guaranteed interest option (“policy guaranteed interest option limitation”). All references to the policy guaranteed interest option limitation in this prospectus, and/or in your policy and/or in the endorsements to your policy, are not applicable.
June 28, 2010-November 18, 2013	Guaranteed interest option (“GIO”) limitation	Any implementation by the Company on limiting the amounts that may be allocated and/or transferred to the guaranteed interest option (“policy guaranteed interest option limitation”) is not applicable.
June 28, 2010-January 31, 2014 California	Long Term Care ServicesSM Rider

Benefits received under this rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101(g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. It is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Internal Revenue Code. Charges for this benefit will generally be treated as distributions from the policy for federal income tax purposes.

June 28, 2010-February 14, 2013 and July 22, 2013-February 16, 2014	Long Term Care ServicesSM Rider	(Rider Form No. R06-90CT)

Connecticut	See “Long Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”	Different monthly charge amounts and rules will apply.
The long-term care specified amount for this rider is as follows:

We will pay up to the long-term care specified amount for qualified long-term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy

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Approximate time Period	Feature	Variation
Connecticut (continued)

transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage you have selected. This amount may change due to subsequent policy transactions.

The maximum monthly payment limitation for this rider is as follows:

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or “HIPAA” (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy’s annual report.

For purposes of determining the maximum monthly benefit, the benefit percentage options are 1% or 2% for issue ages 20-70 and 3% for issue ages 20-55.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care and will require continuous care for the rest of his or her life; 2) proof that the “elimination period,” as discussed below, has been

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Approximate time Period	Feature	Variation
Connecticut (continued)		satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care and will require continuous care for the remainder of his or her life. Otherwise, unless earlier terminated due to a change in the status of the insured, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

The following information replaces the “Elimination Period” subsection in this section.

•   Elimination period. The Long-Term Care ServicesSM Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied; and benefits will not be retroactively paid for the elimination period. The 90 days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

The Nonforfeiture benefit is not available.

The Maximum total benefit is not applicable.

The Acceleration percentage concept is not applicable.

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Approximate time Period	Feature	Variation
Connecticut (continued)		Death benefit option changes are not permitted.

The “Extension of Benefits” feature is not available.

	See “Tax treatment of living benefits rider or Long Term Care ServicesTM Rider under a policy with the applicable rider” in “Tax Information”	The tax information for the Long-Term Care ServicesSM Rider below replaces, in its entirety, the tax information in this section:
Benefits received under the Long Term Care ServicesSM Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101(g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act (“HIPAA”) per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care ServicesSM Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care ServicesSM Rider are generally not considered deductible for income tax purposes. The Long Term Care ServicesSM Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care ServicesSM Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

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Approximate time Period	Feature	Variation
February 15, 2013-July 21, 2013	Long Term Care ServicesSM Rider	Rider Form No. R12-10CT
Connecticut		In Connecticut, we refer to this rider as the “Long-Term Care Benefits Rider”.

	See “Long-Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”	The following information replaces first three paragraphs in this section.

The rider provides for the acceleration of all or part of the policy death benefit as a payment of a portion of the policy’s death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care and who will require continuous care for the remainder of his or her life. Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted. For a more complete description of the terms used in this section and conditions of this rider, please consult your policy rider form.

An individual qualifies as “chronically ill” if they have been certified by a licensed health care practitioner as being expected to require lifetime confinement in a long-term care facility due to injury or sickness; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

“Qualified long-term care services” means necessary diagnostic, preventive, therapeutic, curing, mitigating, and rehabilitative services that are required by a chronically ill individual and provided in accordance with a plan of care prescribed by a U.S. licensed health care practitioner. Qualified long-term care services do not include home health care services.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care and will require continuous care for the rest of his or her life; 2) proof that the “elimination period,” as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly

III-5

Approximate time Period	Feature	Variation

Connecticut (continued)

benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care and will require continuous care for the remainder of his or her life. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

The “Extension of Benefits” feature is not available.

Also see “Long-Term Care ServicesSM Rider” policy variations that may apply in Appendices III and IV.

The following information replaces the “Elimination Period” subsection in this section.

•   Elimination period. The Long-Term Care Benefits Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The 90 days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

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Approximate time Period	Feature	Variation
June 28, 2010-October 20, 2013 New York	Long Term Care ServicesSM Rider	Rider Form No. R11-80NY (9/20/11-10/20/13)
Rider Form No. R06-90NY (6/28/10-9/20/11)

	See “Long-Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”	The maximum monthly payment limitation for this rider is as follows:
Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 100% of the per day limit allowed by the Health Insurance Portability and Accountability Act or “HIPAA” (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy’s annual report.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care and will require continuous care for the rest of his or her life; 2) proof that the “elimination period,” as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care and will require continuous care for the remainder of his or her life. Otherwise, unless earlier terminated due to a change in the status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

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Approximate time Period	Feature	Variation
New York (continued)		The following information replaces the “Elimination Period” subsection in this section.

•   Elimination period. The Long-Term care Benefits Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied; however, benefits will be retroactively paid for the elimination period. The 90 days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

Benefits received under this rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101(g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. It is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Internal Revenue Code. Charges for this benefit will generally be treated as distributions from the policy for federal income tax purposes.

The Nonforfeiture benefit is not available.
The Maximum total benefit is not applicable.

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Approximate time Period	Feature	Variation
New York (continued)		The Acceleration percentage concept is not applicable.

Death benefit option changes are not permitted.
The “Extension of Benefits” feature is not available.
June 28, 2010-May 20, 2012	Long-Term Care ServicesSM Rider	Rider Form No. R06-90

	Long-Term Care ServicesSM Rider Monthly charge	Charge per $1,000 of the amount for which we are at risk (our amount “at risk” for this rider is the long-term care specified amount minus your policy account value, but not less than zero):

Highest: $1.18 Lowest: $0.08 Representative: $0.22

This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics.

Long-Term Care Specified Amount

Equal to the face amount of the base policy at issue, subject to change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage.

	The effect of a period of coverage on policy values	The total of monthly benefit payments will be treated as a lien against the policy death benefit, the policy account value and the cash surrender value.

	Qualified Long-Term Care Services	Do not include treatment or care for a mental, psychoneurotic, or personality disorder without evidence of organic disease (Alzheimer’s Disease and senile dementia are not excluded from coverage).

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Approximate time Period	Feature	Variation
New York (continued) June 28, 2010-May 20, 2012	Change of death benefit option	You may not change the death benefit option under the policy while the Long-Term Care ServicesSM Rider is in effect.
	Tax Qualification	Long-Term Care ServicesSM Rider. Benefits received under this rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under Section 101(g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. It is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Internal Revenue Code. Charges for this benefit will generally be treated as distributions from the policy for federal income tax purposes.

Other variations The Nonforfeiture is not available.

The Maximum total benefit is not available.

Death benefit option changes are not permitted.

June 28, 2010-May 1, 2011	Cash Value Plus Rider (Rider Form No. R07-80 or state variation)

This rider is no longer available for purchase. If you elected this rider when you purchased your contract, your policy had to have a minimum face amount of $1 million with an initial annualized planned periodic premium of at least $50,000.

If this rider was elected, there was a one-time charge of $250 deducted in a lump sum from the initial net premium, after deduction of the premium charge.

The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; or 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates.

If the policy is surrendered in full while the rider is in effect, any refund of the premium charge and reduction in the surrender charge will not be subject to a cumulative premium-based cap on the rider benefits.

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Appendix IV: State policy availability and/or variations of certain features and benefits

The following information is a summary of the states where certain policies or certain features and/or benefits are either not available as of the date of this prospectus or vary from the policy’s features and benefits as previously described in this prospectus. Certain features and/or benefits may have been approved in your state after your policy was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix III earlier in this prospectus for information about the availability of certain features under your policy.

States where certain policies features and/or benefits are not available or vary:

State	Features and Benefits	Availability or Variation

California	Long Term Care ServicesSM Rider	In California, we refer to this rider as the “Comprehensive Long-Term Care Rider” (Rider Form No. R12-10CA).

	See “Long Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”	The following sentence replaces the first sentence of the fourth paragraph of this section in its entirety:
“Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual; 2) a plan of care prescribed by a licensed health care practitioner or a multidisciplinary team under medical direction which describes the insured person’s needs and specifies the type and frequency of qualified long-term care services required by the insured person; 3) proof that the “elimination period,” as discussed below, has been satisfied; and 4) written notice of claim and proof of loss in a form satisfactory to us.

Nonforfeiture Benefit The first two paragraphs of the “Nonforfeiture Benefit” subsection are replaced in their entirety with the following:

For a higher monthly charge, you can elect the Comprehensive Long-Term Care Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where (a) the Comprehensive Long-Term Care Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Comprehensive Long-Term Care Rider were inforce for at least four policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Comprehensive Long-Term Care Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a) Three month’s maximum monthly benefit and

(b) The sum of all charges deducted for the Comprehensive Long-Term Care Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

Also see “Long Term Care ServicesSM Rider” policy variations that may apply earlier in Appendix III.

State	Features and Benefits	Availability or Variation
Connecticut	See “Long Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”	The following information replaces first three paragraphs in this section:
The rider provides for the acceleration of all or part of the policy death benefit as a payment of a portion of the policy’s death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care and who will require continuous care for the remainder of his or her life. Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as “chronically ill” if they have been certified by a licensed health care practitioner as being expected to require lifetime confinement in a long-term care facility or in a home due to injury or sickness; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care and will require continuous care for the rest of his or her life; 2) proof that the “elimination period,” as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care and will require continuous care for the remainder of his or her life. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

The “Extension of Benefits” feature is not available.

Also see “Long Term Care ServicesSM Rider” policy variations that may apply earlier in Appendix III.

State	Features and Benefits	Availability or Variation
Florida	Long Term Care ServicesSM Rider	In Florida, we refer to this rider as the “Long Term Care Insurance Rider” (Rider Form No. R12-10FL).

	See “Long Term Care Services RiderSM” in “Risk/benefit summary: Charges and expenses you will pay”	The monthly charge per $1,000 of the amount for which we are at risk is as follows:
With the optional Nonforfeiture benefit: Highest: $1.19 Lowest: $0.07 Representative: $0.17

Without the optional Nonforfeiture benefit: Highest: $1.19 Lowest: $0.07 Representative: $0.17

	See “Long Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”	Elimination Period The “Elimination Period” subsection is replaced in its entirety with the following:

• Elimination Period. The Long-Term Care Insurance Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care, and the days do not have to be continuous. There is no requirement that the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

	See “Long Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”	Period of Coverage The first paragraph of the “Period of coverage” subsection is replaced in its entirety with the following:

• Period of coverage. The period of coverage is the period of time during which the insured receives services that are covered under the Long-Term Care Insurance Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we determine the insured person is no longer eligible to receive qualified long-term care services under this rider;

State	Features and Benefits	Availability or Variation
Florida (continued)		3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture Benefit has been paid out);

5. the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6. the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. the date of death of the insured person.

Preexisting condition

No benefits will be provided under this rider during the first 180 days from the effective date of the policy for long-term care services received by the insured person due to a preexisting condition. However, each day of services received by the insured person for a preexisting condition during the first 180 days that this rider is in force will count toward satisfaction of the elimination period.

	See “Long Term Care ServicesSM Rider” under “Optional rider charges” in “More information about certain policy charges”	The following paragraph replaces the first paragraph in this section in its entirety:

•    Long-Term Care Insurance Rider. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.07 and $1.19 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.07 and $1.19 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

State	Features and Benefits	Availability or Variation
New York	See “Long Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”	The following paragraph replaces the third paragraph in this section in its entirety:
Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care and will require continuous care for the rest of his or her life; 2) proof that the “eligibility period,” as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care and will require continuous care for the remainder of his or her life.

Otherwise, unless earlier terminated due to a change in the status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during the period of coverage, but not more frequently than every 90 days. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

Maximum monthly payments

The maximum monthly payment limitation for this rider is as follows:

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 100% of the per day limit allowed by the Health Insurance Portability and Accountability Act or “HIPAA”. To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy’s annual report.

At issue, the maximum monthly benefit is equal to the long term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the period of coverage multiplied by the benefit percentage selected, and will not change thereafter.

Elimination period

The “Elimination Period” subsection is renamed “Eligibility Period”. Accordingly, all references to the “elimination period” are replaced with references to the “eligibility period”. Once the eligibility period has been satisfied, benefits will be retroactively paid for the eligibility period.

State	Features and Benefits	Availability or Variation

New York (continued)		Period of coverage The first paragraph of the “Period of coverage” subsection is replaced in its entirety with the following:

• Period of coverage. The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care ServicesSM Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the eligibility period, although benefits are payable retroactively to the beginning of the eligibility period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving continuous qualified long-term care services;

2. the date we determine you are no longer eligible to receive benefits under this rider;

3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit;

5. the date you surrender the policy;

6. the date we make a payment under the accelerated death benefits rider (for terminal illness); and

7. the date of death of the insured person.

The effects of a period of coverage ending as described in the “Period of Coverage” subsection also apply if the contract owner exercises the fixed paid-up option during the period of coverage. It is not anticipated that there will be more than one period of coverage for the term of this rider.

Fixed paid-up option If you exercise the fixed paid-up option of your policy, your coverage under this policy will be continued in a reduced amount and there will be no further charges for this rider.

If such exercise occurs during the period of coverage, the accumulated benefit lien amount will be reset to zero after policy values have been reduced as described in the Period of Coverage” subsection. The face amount of paid-up insurance will be whatever the resulting net cash surrender value will buy when applied as a net single premium.

If benefits have previously been paid under this rider, the maximum monthly benefit will not change. If benefits have not previously been paid under this rider, the maximum monthly benefit will be equal to the maximum total benefit as determined immediately before the fixed paid-up option went into effect multiplied by the benefit percentage.

State	Features and Benefits	Availability or Variation

New York (continued)		When the fixed paid-up option goes into effect, the maximum total benefit will be re-determined as the sum of all monthly charges deducted for this rider since policy issue, excluding any such charges that were not deducted while rider benefits were being paid. This maximum total benefit will be reduced, but not below zero, by all monthly benefit payments made under this rider, including any loan repayments. However, the resulting maximum total benefit will not exceed the lesser of (a) the maximum total benefit of this rider as determined immediately before the fixed paid-up option went into effect, and (b) the face amount of paid-up insurance multiplied by the acceleration percentage.

If you elect to continue coverage as described above, you will receive additional information regarding this benefit, including the available maximum total benefit.

Other variations The “Extension of Benefits” feature is not available.

The Nonforfeiture benefit is not available.

The pre-existing condition limitation does not apply.

	See “Tax treatment of living benefits rider or Long Term Care ServicesSM Rider under a policy with the applicable rider” in “Tax Information”	The benefits paid under this rider are intended to be treated for Federal income tax purposes as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefit is intended to qualify for exclusion from income within the limits of those provisions of the Code in effect at the issuance of this rider. Receipt of these benefits may be taxable. Charges for this rider may be considered distributions for income tax purposes, and may be taxable. This rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

The long term care specified amount for this rider will not be increased by operation of section 7702 of the Code.

Requesting more information

The Statement of Additional Information (“SAI”), dated May 1, 2020, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.

You may visit the SEC’s web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335

Statement of Additional Information

Page

The Company	2

Ways we pay policy proceeds	2

Distribution of the policies	2

Underwriting a policy	2

Insurance regulation that applies to the Company	2

Custodian	2

Independent registered public accounting firm	2

Financial statements	2

#843960

Incentive Life Optimizer®

Incentive Life Optimizer® II

IncentiveLife Optimizer® III

Flexible premium variable life insurance policies issued by Equitable Financial Life Insurance Company (the “Company”) with variable investment options offered under the Company’s Separate Account FP.

Statement of Additional Information dated

May 1, 2020

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related Incentive Life Optimizer®, Incentive Life Optimizer® II or IncentiveLife Optimizer® III prospectus, as applicable, dated May 1, 2020. The prospectus provides detailed information concerning the policy, information about the MSO (Incentive Life Optimizer II only), the variable investment options, and the guaranteed interest option that fund the policy. Each variable investment option is a sub-account of the Company’s Separate Account FP.

Separate Account FP’s predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of the Company’s general account. Definitions of special terms used in the SAI are found in the prospectuses.

A copy of the prospectus is available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) or by contacting your financial professional.

The Company	2

Ways we pay policy proceeds	2

Distribution of the policies	2

Underwriting a policy	2

Insurance regulation that applies to the Company	2

Custodian	2

Independent registered public accounting firm	2

Financial statements	2

Copyright 2020. Equitable Financial Life Insurance Company, New York, New York 10104.

All rights reserved. Incentive Life Optimizer® is a registered service mark of Equitable Financial Life Insurance Company.

#843960

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our”, and “us”), (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Ways we pay policy proceeds

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee’s death. Otherwise, we will pay any such amounts to the payee’s estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

Distribution of the policies

Equitable Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between Equitable Advisors and the Company. For each of the years 2019, 2018 and 2017, Equitable Advisors was paid an administrative services fee of $0, $0 and $0, respectively. The Company paid Equitable Advisors as the distributors of certain policies, including these policies, and as the principal underwriter of several Company separate accounts, including Separate Account FP, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, for each of these three years, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Under a distribution agreement between Equitable Distributors and the Company and certain of the Company’s separate accounts, including Separate Account FP, the Company paid Equitable Distributors (or EDI, as applicable) as the distributor of certain policies, including these policies, and as the principal underwriter of several Company separate accounts, including Separate Account FP, $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017. Of these amounts, for each of these three years, Equitable Distributors (or EDI, as applicable) retained $0, $0 and $0, respectively.

Underwriting a policy

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured’s age; (ii) whether the insured uses tobacco or not; and (iii) the admitted medical history of the insured.

Many other factors make up the overall evaluation of an individual’s assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner’s Standard Ordinary Mortality Tables.

Insurance regulation that applies to the Company

We are regulated and supervised by the New York State Department of Financial Services. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

Custodian

The Company is the custodian for shares of the Trusts owned by Separate Account FP. The Company’s principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.

Independent registered public accounting firm

The (i) financial statements of Separate Account FP of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Financial statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the policies.

2

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/INVESCO INTERNATIONAL GROWTH(3)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	EQ/JANUS ENTERPRISE(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT EQUITY INCOME(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(2)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT NATURAL RESOURCES(2)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT SMALL CAP VALUE(2)	EQ/LAZARD EMERGING MARKETS EQUITY(3)
1290 VT SMARTBETA EQUITY(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MFS INTERNATIONAL GROWTH(1)
ALL ASSET GROWTH-ALT 20(1)	EQ/MFS INTERNATIONAL VALUE(3)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)	EQ/MFS MID CAP FOCUSED GROWTH(3)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/MFS UTILITIES SERIES(3)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/MID CAP INDEX(1)
CHARTERSM MULTI-SECTOR BOND(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
CHARTERSM SMALL CAP GROWTH(1)	EQ/MODERATE ALLOCATION(1)
CHARTERSM SMALL CAP VALUE(1)	EQ/MODERATE GROWTH STRATEGY(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/MONEY MARKET(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/OPPENHEIMER GLOBAL(2)
EQ/2000 MANAGED VOLATILITY(1)	EQ/PIMCO GLOBAL REAL RETURN(2)
EQ/AB SMALL CAP GROWTH(1)	EQ/PIMCO REAL RETURN(3)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/PIMCO TOTAL RETURN(3)
EQ/AMERICAN CENTURY MID CAP VALUE(3)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/BALANCED STRATEGY(1)	EQ/QUALITY BOND PLUS(1)
EQ/BLACKROCK BASIC VALUE EQUITY(1)	EQ/SCIENCE AND TECHNOLOGY(3)
EQ/CAPITAL GUARDIAN RESEARCH(1)	EQ/SMALL COMPANY INDEX(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
EQ/COMMON STOCK INDEX(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(3)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/UBS GROWTH & INCOME(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/WELLINGTON ENERGY(3)
EQ/CONSERVATIVE STRATEGY(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO(1)
EQ/EMERGING MARKETS EQUITY PLUS(2)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	FIDELITY® VIP HIGH INCOME PORTFOLIO(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(3)	IVY VIP HIGH INCOME(1)
EQ/FRANKLIN RISING DIVIDENDS(3)	IVY VIP SMALL CAP GROWTH(1)
EQ/FRANKLIN STRATEGIC INCOME(3)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(2)
EQ/GLOBAL BOND PLUS(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(1)
EQ/GOLDMAN SACHS MID CAP VALUE(3)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	FIDELITY® VIP VALUE PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	FRANKLIN MUTUAL SHARES VIP FUND(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	FRANKLIN SMALL CAP VALUE VIP FUND(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	INVESCO V.I. MID CAP CORE EQUITY FUND(1)
EQ/INVESCO COMSTOCK(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/INVESCO GLOBAL REAL ESTATE(3)	IVY VIP GLOBAL EQUITY INCOME(1)

FSA-2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)	TARGET 2025 ALLOCATION(1)
MULTIMANAGER AGGRESSIVE EQUITY(1)	TARGET 2035 ALLOCATION(1)
MULTIMANAGER CORE BOND(1)	TARGET 2045 ALLOCATION(1)
MULTIMANAGER MID CAP GROWTH(1)	TARGET 2055 ALLOCATION(1)
MULTIMANAGER MID CAP VALUE(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
MULTIMANAGER TECHNOLOGY(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
NATURAL RESOURCES PORTFOLIO(1)	TEMPLETON GROWTH VIP FUND(1)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)	VANECK VIP GLOBAL HARD ASSETS FUND(1)
T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)	VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO(1)
TARGET 2015 ALLOCATION(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.
(2)	Statement of operations and statement of changes in net assets for the period July 15, 2019 (commencement of operations) through December 31, 2019.
(3)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company since 1993.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$1,838,090	$13,014,560	$1,944,577	$22,300,412	$16,080,046	$197,130,328
Receivable for shares of the Portfolios sold	—	—	—	—	35,010	48,111
Receivable for policy-related transactions	1,770	940	85	2,094	—	—

Total assets	1,839,860	13,015,500	1,944,662	22,302,506	16,115,056	197,178,439

Liabilities:
Payable for shares of the Portfolios purchased	1,764	840	81	2,094	—	—
Payable for policy-related transactions	—	—	—	—	35,010	48,211

Total liabilities	1,764	840	81	2,094	35,010	48,211

Net Assets	$1,838,096	$13,014,660	$1,944,581	$22,300,412	$16,080,046	$197,130,228

Net Assets:
Accumulation unit values	$1,838,096	$13,014,660	$1,944,581	$22,299,344	$16,079,213	$197,129,035
Retained by AXA Equitable in Separate Account FP	—	—	—	1,068	833	1,193

Total Net Assets	$1,838,096	$13,014,660	$1,944,581	$22,300,412	$16,080,046	$197,130,228

Investments in shares of the Portfolios, at cost	$1,768,180	$12,270,709	$1,927,128	$25,920,407	$16,974,126	$176,022,785

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT NATURAL RESOURCES*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	ALL ASSET GROWTH-ALT 20*
Assets:
Investments in shares of the Portfolios, at fair value	$204	$99	$11	$3,495,287	$2,997,390	$35,036,355
Receivable for shares of the Portfolios sold	—	—	—	—	—	3,260
Receivable for policy-related transactions	—	92	—	1,704	1,363	—

Total assets	204	191	11	3,496,991	2,998,753	35,039,615

Liabilities:
Payable for shares of the Portfolios purchased	—	92	—	1,695	1,363	—
Payable for policy-related transactions	—	—	—	—	—	3,260

Total liabilities	—	92	—	1,695	1,363	3,260

Net Assets	$204	$99	$11	$3,495,296	$2,997,390	$35,036,355

Net Assets:
Accumulation unit values	$204	$99	$11	$3,495,296	$2,783,656	$35,035,810
Retained by AXA Equitable in Separate Account FP	—	—	—	—	213,734	545

Total Net Assets	$204	$99	$11	$3,495,296	$2,997,390	$35,036,355

Investments in shares of the Portfolios, at cost	$204	$99	$11	$3,230,446	$2,549,085	$33,072,157

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$11,849,450	$31,079,771	$4,844,655	$68,105,320	$16,766,689	$28,847,017
Receivable for shares of the Portfolios sold	4,871	—	173,372	—	20,598	12,483
Receivable for policy-related transactions	—	45,590	—	—	—	—

Total assets	11,854,321	31,125,361	5,018,027	68,105,320	16,787,287	28,859,500

Liabilities:
Payable for shares of the Portfolios purchased	—	45,587	—	8,284	—	—
Payable for policy-related transactions	4,871	—	173,372	35,412	20,598	12,483

Total liabilities	4,871	45,587	173,372	43,696	20,598	12,483

Net Assets	$11,849,450	$31,079,774	$4,844,655	$68,061,624	$16,766,689	$28,847,017

Net Assets:
Accumulation unit values	$11,849,135	$31,079,774	$4,841,398	$67,502,623	$16,764,208	$28,765,252
Accumulation nonunitized	—	—	—	502,723	—	—
Retained by AXA Equitable in Separate Account FP	315	—	3,257	56,278	2,481	81,765

Total Net Assets	$11,849,450	$31,079,774	$4,844,655	$68,061,624	$16,766,689	$28,847,017

Investments in shares of the Portfolios, at cost	$10,493,460	$28,078,974	$4,795,670	$73,812,901	$15,363,068	$20,951,054

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,066,522	$5,507,087	$16,255,956	$5,977,044	$219,987,020	$159,724,765
Receivable for shares of the Portfolios sold	—	399	—	—	63,394	—
Receivable for policy-related transactions	1,674	—	2,651	2,405	—	5,638

Total assets	1,068,196	5,507,486	16,258,607	5,979,449	220,050,414	159,730,403

Liabilities:
Payable for shares of the Portfolios purchased	1,660	—	2,651	2,376	—	5,664
Payable for policy-related transactions	—	348	—	—	63,394	—

Total liabilities	1,660	348	2,651	2,376	63,394	5,664

Net Assets	$1,066,536	$5,507,138	$16,255,956	$5,977,073	$219,987,020	$159,724,739

Net Assets:
Accumulation unit values	$1,066,536	$5,507,138	$16,255,591	$5,977,073	$219,935,109	$159,652,896
Retained by AXA Equitable in Separate Account FP	—	—	365	—	51,911	71,843

Total Net Assets	$1,066,536	$5,507,138	$16,255,956	$5,977,073	$219,987,020	$159,724,739

Investments in shares of the Portfolios, at cost	$955,187	$5,397,101	$13,700,885	$5,797,758	$215,311,539	$152,604,820

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$60,985,774	$45,178,458	$208,599,027	$126,171,135	$95,075,614	$1,788,173,945
Receivable for shares of the Portfolios sold	56,534	—	319,508	18,063	232,463	3,063,288
Receivable for policy-related transactions	—	126	—	—	—	—

Total assets	61,042,308	45,178,584	208,918,535	126,189,198	95,308,077	1,791,237,233

Liabilities:
Payable for shares of the Portfolios purchased	—	126	—	—	—	—
Payable for policy-related transactions	56,534	—	320,237	18,063	232,463	3,474,991

Total liabilities	56,534	126	320,237	18,063	232,463	3,474,991

Net Assets	$60,985,774	$45,178,458	$208,598,298	$126,171,135	$95,075,614	$1,787,762,242

Net Assets:
Accumulation unit values	$60,979,423	$45,138,192	$208,502,094	$125,940,803	$94,994,718	$1,783,012,310
Accumulation nonunitized	—	—	—	—	—	4,037,077
Retained by AXA Equitable in Separate Account FP	6,351	40,266	96,204	230,332	80,896	712,855

Total Net Assets	$60,985,774	$45,178,458	$208,598,298	$126,171,135	$95,075,614	$1,787,762,242

Investments in shares of the Portfolios, at cost	$54,344,383	$41,328,109	$161,364,463	$94,954,610	$83,389,919	$1,077,386,762

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE-PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$27,902,369	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359
Receivable for shares of the Portfolios sold	79,603	197	—	55,344	—	—
Receivable for policy-related transactions	—	—	—	—	47,364	—

Total assets	27,981,972	8,069,863	3,022,484	32,787,141	80,231,755	359

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	47,364	—
Payable for policy-related transactions	79,624	197	—	55,344	—	—

Total liabilities	79,624	197	—	55,344	47,364	—

Net Assets	$27,902,348	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359

Net Assets:
Accumulation unit values	$27,899,202	$8,069,659	$3,022,484	$32,641,342	$80,166,721	$359
Retained by AXA Equitable in Separate Account FP	3,146	7	—	90,455	17,670	—

Total Net Assets	$27,902,348	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359

Investments in shares of the Portfolios, at cost	$28,215,133	$7,440,504	$2,927,937	$32,785,180	$79,478,707	$349

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,037,979,147	$111,738,151	$65,532,380	$36,985,137	$16,992,365	$139,334,087
Receivable for shares of the Portfolios sold	5,622,540	118,238	63,885	34,506	4,381	76,035

Total assets	1,043,601,687	111,856,389	65,596,265	37,019,643	16,996,746	139,410,122

Liabilities:
Payable for policy-related transactions	5,645,174	118,239	63,885	34,506	4,381	76,035

Total liabilities	5,645,174	118,239	63,885	34,506	4,381	76,035

Net Assets	$1,037,956,513	$111,738,150	$65,532,380	$36,985,137	$16,992,365	$139,334,087

Net Assets:
Accumulation unit values	$1,037,562,114	$111,732,606	$65,531,421	$36,793,427	$16,991,343	$139,274,643
Accumulation nonunitized	349,150	—	—	—	—	—
Retained by AXA Equitable in Separate Account FP	45,249	5,544	959	191,710	1,022	59,444

Total Net Assets	$1,037,956,513	$111,738,150	$65,532,380	$36,985,137	$16,992,365	$139,334,087

Investments in shares of the Portfolios, at cost	$688,879,046	$97,282,281	$55,879,111	$36,807,044	$16,897,252	$102,926,601

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$10,998,183	$70,894,316	$46,694,773	$56,423,921	$312,428,142	$5,658,335
Receivable for shares of the Portfolios sold	1,603	—	2,089	13,514	688,764	41
Receivable for policy-related transactions	—	26,638	—	—	—	—

Total assets	10,999,786	70,920,954	46,696,862	56,437,435	313,116,906	5,658,376

Liabilities:
Payable for shares of the Portfolios purchased	—	26,638	—	—	—	—
Payable for policy-related transactions	1,603	—	6,058	13,514	823,918	35

Total liabilities	1,603	26,638	6,058	13,514	823,918	35

Net Assets	$10,998,183	$70,894,316	$46,690,804	$56,423,921	$312,292,988	$5,658,341

Net Assets:
Accumulation unit values	$10,996,799	$70,894,298	$46,576,618	$56,338,230	$311,972,197	$5,658,341
Accumulation nonunitized	—	—	96,370	—	239,848	—
Retained by AXA Equitable in Separate Account FP	1,384	18	17,816	85,691	80,943	—

Total Net Assets	$10,998,183	$70,894,316	$46,690,804	$56,423,921	$312,292,988	$5,658,341

Investments in shares of the Portfolios, at cost	$9,586,353	$60,247,200	$46,055,994	$48,864,577	$289,178,025	$5,183,487

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Assets:
Investments in shares of the Portfolios, at fair value	$77,508,597	$30,394,682	$44,414,814	$37,891,570	$54,544,661	$59,291,602
Receivable for shares of the Portfolios sold	18,476	214,107	190,946	72,982	43,768	—
Receivable for policy-related transactions	—	—	—	—	—	18,108

Total assets	77,527,073	30,608,789	44,605,760	37,964,552	54,588,429	59,309,710

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	18,108
Payable for policy-related transactions	18,489	214,107	190,946	72,832	43,767	—

Total liabilities	18,489	214,107	190,946	72,832	43,767	18,108

Net Assets	$77,508,584	$30,394,682	$44,414,814	$37,891,720	$54,544,662	$59,291,602

Net Assets:
Accumulation unit values	$77,481,241	$30,385,723	$44,405,686	$37,891,720	$54,543,399	$59,149,632
Retained by AXA Equitable in Separate Account FP	27,343	8,959	9,128	—	1,263	141,970

Total Net Assets	$77,508,584	$30,394,682	$44,414,814	$37,891,720	$54,544,662	$59,291,602

Investments in shares of the Portfolios, at cost	$69,377,706	$26,710,501	$41,422,468	$33,071,277	$47,255,948	$53,459,337

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$34,569,292	$190,722,635	$293,575,187	$33,223,271	$396,164,119	$62,991,123
Receivable for shares of the Portfolios sold	11,186	216,390	26,886	2,419	80,886	155,386

Total assets	34,580,478	190,939,025	293,602,073	33,225,690	396,245,005	63,146,509

Liabilities:
Payable for policy-related transactions	11,185	216,389	26,871	2,419	95,040	155,386

Total liabilities	11,185	216,389	26,871	2,419	95,040	155,386

Net Assets	$34,569,293	$190,722,636	$293,575,202	$33,223,271	$396,149,965	$62,991,123

Net Assets:
Accumulation unit values	$34,512,191	$190,612,151	$293,366,016	$33,203,489	$395,858,053	$62,976,077
Accumulation nonunitized	—	—	—	—	128,939	—
Retained by AXA Equitable in Separate Account FP	57,102	110,485	209,186	19,782	162,973	15,046

Total Net Assets	$34,569,293	$190,722,636	$293,575,202	$33,223,271	$396,149,965	$62,991,123

Investments in shares of the Portfolios, at cost	$27,482,849	$140,938,473	$189,444,411	$31,310,885	$279,878,566	$56,744,817

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$52,140,938	$64,611,880	$127,839,864	$44,090,405	$2,834,610	$159,626,990
Receivable for shares of the Portfolios sold	245,515	126,240	256,486	136,722	80,998	150,061

Total assets	52,386,453	64,738,120	128,096,350	44,227,127	2,915,608	159,777,051

Liabilities:
Payable for policy-related transactions	245,515	126,240	256,414	136,722	80,983	150,060

Total liabilities	245,515	126,240	256,414	136,722	80,983	150,060

Net Assets	$52,140,938	$64,611,880	$127,839,936	$44,090,405	$2,834,625	$159,626,991

Net Assets:
Accumulation unit values	$52,139,099	$64,611,524	$127,839,936	$44,085,394	$2,834,553	$159,594,881
Retained by AXA Equitable in Separate Account FP	1,839	356	—	5,011	72	32,110

Total Net Assets	$52,140,938	$64,611,880	$127,839,936	$44,090,405	$2,834,625	$159,626,991

Investments in shares of the Portfolios, at cost	$43,844,019	$57,307,749	$108,348,302	$36,464,910	$2,506,762	$140,103,556

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*
Assets:
Investments in shares of the Portfolios, at fair value	$193,893,134	$851,461,644	$127,003,328	$449,464,832	$171,182,286	$144
Receivable for shares of the Portfolios sold	153,066	106,667	5,749	1,405,566	—	—
Receivable for policy-related transactions	—	—	—	—	—	144

Total assets	194,046,200	851,568,311	127,009,077	450,870,398	171,182,286	288

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	185,523	144
Payable for policy-related transactions	153,868	226,384	5,738	1,405,566	14,205,501	—

Total liabilities	153,868	226,384	5,738	1,405,566	14,391,024	144

Net Assets	$193,892,332	$851,341,927	$127,003,339	$449,464,832	$156,791,262	$144

Net Assets:
Accumulation unit values	$193,839,680	$848,672,689	$127,003,339	$449,429,995	$156,328,405	$144
Accumulation nonunitized	—	2,487,975	—	—	451,165	—
Retained by AXA Equitable in Separate Account FP	52,652	181,263	—	34,837	11,692	—

Total Net Assets	$193,892,332	$851,341,927	$127,003,339	$449,464,832	$156,791,262	$144

Investments in shares of the Portfolios, at cost	$140,224,245	$838,166,724	$110,126,683	$438,397,031	$171,185,704	$144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$33	$25,593,653	$81,038,650	$31,938,751	$41,488,629	$45,608,976
Receivable for shares of the Portfolios sold	—	—	438,058	—	30,310	166,506
Receivable for policy-related transactions	—	316,639	—	22,353	—	—

Total assets	33	25,910,292	81,476,708	31,961,104	41,518,939	45,775,482

Liabilities:
Payable for shares of the Portfolios purchased	—	316,639	—	22,353	—	—
Payable for policy-related transactions	—	—	438,058	—	32,796	166,506

Total liabilities	—	316,639	438,058	22,353	32,796	166,506

Net Assets	$33	$25,593,653	$81,038,650	$31,938,751	$41,486,143	$45,608,976

Net Assets:
Accumulation unit values	$33	$25,572,760	$81,032,397	$31,936,554	$41,352,945	$45,606,985
Accumulation nonunitized	—	—	—	—	59,905	—
Retained by AXA Equitable in Separate Account FP	—	20,893	6,253	2,197	73,293	1,991

Total Net Assets	$33	$25,593,653	$81,038,650	$31,938,751	$41,486,143	$45,608,976

Investments in shares of the Portfolios, at cost	$34	$24,640,153	$78,534,619	$32,189,605	$41,881,797	$37,196,350

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$109,529,624	$149,499,139	$7,497,493	$16,577,660	$11,073,765	$1,209,863
Receivable for shares of the Portfolios sold	156,085	4,610	123,236	4,972	—	—
Receivable for policy-related transactions	—	—	—	—	97,340	—

Total assets	109,685,709	149,503,749	7,620,729	16,582,632	11,171,105	1,209,863

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	97,340	—
Payable for policy-related transactions	156,085	4,610	123,235	4,972	—	—

Total liabilities	156,085	4,610	123,235	4,972	97,340	—

Net Assets	$109,529,624	$149,499,139	$7,497,494	$16,577,660	$11,073,765	$1,209,863

Net Assets:
Accumulation unit values	$109,493,898	$149,292,870	$7,495,915	$16,577,622	$11,061,355	$1,208,740
Retained by AXA Equitable in Separate Account FP	35,726	206,269	1,579	38	12,410	1,123

Total Net Assets	$109,529,624	$149,499,139	$7,497,494	$16,577,660	$11,073,765	$1,209,863

Investments in shares of the Portfolios, at cost	$110,869,640	$117,821,272	$6,475,024	$15,047,834	$14,451,327	$1,176,383

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882
Receivable for shares of the Portfolios sold	—	—	—	15,786	1,395,539	99,588
Receivable for policy-related transactions	14,372	—	1,291	—	—	—

Total assets	2,435,679	1,568,053	11,525,077	3,301,101	42,969,951	32,868,470

Liabilities:
Payable for shares of the Portfolios purchased	14,372	—	1,291	—	—	—
Payable for policy-related transactions	—	—	—	15,786	1,395,539	99,588

Total liabilities	14,372	—	1,291	15,786	1,395,539	99,588

Net Assets	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882

Net Assets:
Accumulation unit values	$2,414,273	$1,567,989	$11,520,805	$3,285,150	$41,574,159	$32,751,071
Retained by AXA Equitable in Separate Account FP	7,034	64	2,981	165	253	17,811

Total Net Assets	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882

Investments in shares of the Portfolios, at cost	$2,259,078	$1,568,053	$10,567,926	$3,271,970	$40,329,433	$33,282,471

The accompanying notes are an integral part of these financial statements.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,695	$4,247,773
Receivable for shares of the Portfolios sold	—	—	108,732	11,116	80,040	16,099
Receivable for policy-related transactions	—	295	—	—	—	—

Total assets	1,153,059	194,784	9,970,155	13,363,886	17,942,735	4,263,872

Liabilities:
Payable for shares of the Portfolios purchased	—	295	—	—	—	—
Payable for policy-related transactions	—	—	108,732	11,116	80,015	16,044

Total liabilities	—	295	108,732	11,116	80,015	16,044

Net Assets	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,720	$4,247,828

Net Assets:
Accumulation unit values	$1,132,522	$194,192	$9,861,247	$13,349,047	$17,862,685	$4,247,828
Retained by AXA Equitable in Separate Account FP	20,537	297	176	3,723	35	—

Total Net Assets	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,720	$4,247,828

Investments in shares of the Portfolios, at cost	$1,072,193	$188,093	$10,132,958	$14,738,696	$17,197,971	$4,552,798

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$6,206,829	$691,686	$41,444,605	$14,853,445	$18	$4,514,807
Receivable for shares of the Portfolios sold	—	106	6,740	56,117	—	6,798
Receivable for policy-related transactions	18,569	—	—	—	—	—

Total assets	6,225,398	691,792	41,451,345	14,909,562	18	4,521,605

Liabilities:
Payable for shares of the Portfolios purchased	18,569	—	—	—	—	—
Payable for policy-related transactions	—	106	6,714	56,117	—	6,798

Total liabilities	18,569	106	6,714	56,117	—	6,798

Net Assets	$6,206,829	$691,686	$41,444,631	$14,853,445	$18	$4,514,807

Net Assets:
Accumulation unit values	$6,206,685	$685,575	$41,444,631	$14,853,398	$18	$4,514,793
Retained by AXA Equitable in Separate Account FP	144	6,111	—	47	—	14

Total Net Assets	$6,206,829	$691,686	$41,444,631	$14,853,445	$18	$4,514,807

Investments in shares of the Portfolios, at cost	$6,652,111	$767,972	$42,032,714	$16,719,426	$18	$3,956,060

The accompanying notes are an integral part of these financial statements.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$11,873,542	$534,354,362	$62,580,388	$35,218,835	$36,238,966	$168,526,126
Receivable for shares of the Portfolios sold	—	1,336,752	108,588	23,509	25,580	66,925
Receivable for policy-related transactions	4,676	—	—	—	—	—

Total assets	11,878,218	535,691,114	62,688,976	35,242,344	36,264,546	168,593,051

Liabilities:
Payable for shares of the Portfolios purchased	4,676	—	—	—	—	—
Payable for policy-related transactions	—	1,509,779	108,606	23,509	25,580	67,213

Total liabilities	4,676	1,509,779	108,606	23,509	25,580	67,213

Net Assets	$11,873,542	$534,181,335	$62,580,370	$35,218,835	$36,238,966	$168,525,838

Net Assets:
Accumulation unit values	$11,873,285	$533,211,757	$62,558,374	$35,064,426	$35,973,103	$168,408,169
Accumulation nonunitized	—	814,734	—	—	—	—
Retained by AXA Equitable in Separate Account FP	257	154,844	21,996	154,409	265,863	117,669

Total Net Assets	$11,873,542	$534,181,335	$62,580,370	$35,218,835	$36,238,966	$168,525,838

Investments in shares of the Portfolios, at cost	$10,111,508	$273,751,876	$62,821,889	$32,248,052	$28,622,651	$131,267,109

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,355,592	$11,313,757	$16,187,945	$2,298,099	$14,448,970	$7,265,707
Receivable for shares of the Portfolios sold	585,490	—	—	41,262	329,884	13,548
Receivable for policy-related transactions	—	17,707	16,121	—	—	—

Total assets	1,941,082	11,331,464	16,204,066	2,339,361	14,778,854	7,279,255

Liabilities:
Payable for shares of the Portfolios purchased	—	18,739	16,121	—	—	—
Payable for policy-related transactions	585,473	—	—	41,262	329,884	13,517

Total liabilities	585,473	18,739	16,121	41,262	329,884	13,517

Net Assets	$1,355,609	$11,312,725	$16,187,945	$2,298,099	$14,448,970	$7,265,738

Net Assets:
Accumulation unit values	$1,355,609	$11,304,860	$16,187,294	$2,298,062	$14,448,899	$7,265,738
Retained by AXA Equitable in Separate Account FP	—	7,865	651	37	71	—

Total Net Assets	$1,355,609	$11,312,725	$16,187,945	$2,298,099	$14,448,970	$7,265,738

Investments in shares of the Portfolios, at cost	$1,400,173	$13,404,385	$16,694,428	$2,336,627	$13,920,454	$6,864,498

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$4,948,665	$1,713,108	$18,318,450	$48,514,530	$4,968,641	$10,697,594
Receivable for shares of the Portfolios sold	2,947	—	—	119,983	—	2,513
Receivable for policy-related transactions	—	424	174	—	241	—

Total assets	4,951,612	1,713,532	18,318,624	48,634,513	4,968,882	10,700,107

Liabilities:
Payable for shares of the Portfolios purchased	—	46	149	—	241	—
Payable for policy-related transactions	2,947	—	—	119,983	—	2,513

Total liabilities	2,947	46	149	119,983	241	2,513

Net Assets	$4,948,665	$1,713,486	$18,318,475	$48,514,530	$4,968,641	$10,697,594

Net Assets:
Accumulation unit values	$4,946,984	$1,713,486	$18,318,475	$48,514,126	$4,966,589	$10,697,043
Retained by AXA Equitable in Separate Account FP	1,681	—	—	404	2,052	551

Total Net Assets	$4,948,665	$1,713,486	$18,318,475	$48,514,530	$4,968,641	$10,697,594

Investments in shares of the Portfolios, at cost	$4,589,793	$1,550,459	$15,200,472	$50,981,836	$5,859,512	$11,991,919

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$14,850,249
Receivable for shares of the Portfolios sold	72

Total assets	14,850,321

Liabilities:
Payable for policy-related transactions	72

Total liabilities	72

Net Assets	$14,850,249

Net Assets:
Accumulation unit values	$14,834,479
Retained by AXA Equitable in Separate Account FP	15,770

Total Net Assets	$14,850,249

Investments in shares of the Portfolios, at cost	$12,937,103

The accompanying notes are an integral part of these financial statements.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	155,633

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,095,546

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	191,961

1290 VT EQUITY INCOME	IA	1,117,105
1290 VT EQUITY INCOME	IB	3,865,415

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	65,824
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,267,644

1290 VT GAMCO SMALL COMPANY VALUE	IA	150,262
1290 VT GAMCO SMALL COMPANY VALUE	IB	3,140,978

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	16

1290 VT NATURAL RESOURCES	IB	13

1290 VT SMALL CAP VALUE	IB	1

1290 VT SMARTBETA EQUITY	IB	242,420

1290 VT SOCIALLY RESPONSIBLE	IA	42,607
1290 VT SOCIALLY RESPONSIBLE	IB	171,311

ALL ASSET GROWTH-ALT 20	IB	1,675,068

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	452,961

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	1,220,250

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	334,576

CHARTERSM MULTI-SECTOR BOND	A	13,700,471
CHARTERSM MULTI-SECTOR BOND	B	3,866,545

CHARTERSM SMALL CAP GROWTH	B	1,185,093

CHARTERSM SMALL CAP VALUE	A	707,181
CHARTERSM SMALL CAP VALUE	B	885,172

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	47,443

EQ/400 MANAGED VOLATILITY	IB	252,950

EQ/500 MANAGED VOLATILITY	IB	596,322

EQ/2000 MANAGED VOLATILITY	IB	289,689

EQ/AB SMALL CAP GROWTH	IA	7,867,392
EQ/AB SMALL CAP GROWTH	IB	4,621,018

EQ/AGGRESSIVE ALLOCATION	A	5,646,376
EQ/AGGRESSIVE ALLOCATION	B	8,242,328

EQ/AMERICAN CENTURY MID CAP VALUE	IB	2,638,760

EQ/BALANCED STRATEGY	IB	2,812,121

EQ/BLACKROCK BASIC VALUE EQUITY	IA	1,727,437
EQ/BLACKROCK BASIC VALUE EQUITY	IB	7,142,700

EQ/CAPITAL GUARDIAN RESEARCH	IA	637,890
EQ/CAPITAL GUARDIAN RESEARCH	IB	4,175,704

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	1,023,471
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	6,241,556

The accompanying notes are an integral part of these financial statements.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/COMMON STOCK INDEX	IA	41,652,461
EQ/COMMON STOCK INDEX	IB	7,154,281

EQ/CONSERVATIVE ALLOCATION	A	2,049,879
EQ/CONSERVATIVE ALLOCATION	B	915,429

EQ/CONSERVATIVE GROWTH STRATEGY	IB	544,097

EQ/CONSERVATIVE STRATEGY	IB	244,600

EQ/CONSERVATIVE-PLUS ALLOCATION	A	1,860,474
EQ/CONSERVATIVE-PLUS ALLOCATION	B	1,501,043

EQ/CORE BOND INDEX	IA	2,504,198
EQ/CORE BOND INDEX	IB	5,440,224

EQ/EMERGING MARKETS EQUITY PLUS	IB	36

EQ/EQUITY 500 INDEX	IA	13,240,004
EQ/EQUITY 500 INDEX	IB	7,139,579

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	2,802,873

EQ/FRANKLIN RISING DIVIDENDS	IB	2,048,559

EQ/FRANKLIN STRATEGIC INCOME	IB	3,516,727

EQ/GLOBAL BOND PLUS	IA	808,907
EQ/GLOBAL BOND PLUS	IB	1,027,758

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	1,708,115
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	6,073,368

EQ/GOLDMAN SACHS MID CAP VALUE	IB	569,689

EQ/GROWTH STRATEGY	IB	3,667,121

EQ/INTERMEDIATE GOVERNMENT BOND	IA	2,668,250
EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,838,909

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	1,304,789
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	3,752,247

EQ/INTERNATIONAL EQUITY INDEX	IA	25,010,266
EQ/INTERNATIONAL EQUITY INDEX	IB	6,773,327

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	413,752

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	1,265,758
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	4,503,704

EQ/INVESCO COMSTOCK	IA	752,219
EQ/INVESCO COMSTOCK	IB	946,591

EQ/INVESCO GLOBAL REAL ESTATE	IB	2,653,729

EQ/INVESCO INTERNATIONAL GROWTH	IB	937,876

EQ/JANUS ENTERPRISE	IA	1,106,714
EQ/JANUS ENTERPRISE	IB	1,460,880

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	688,563
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	2,479,291

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	467,588
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	2,601,757

EQ/LARGE CAP GROWTH INDEX	IA	1,537,977
EQ/LARGE CAP GROWTH INDEX	IB	10,238,056

The accompanying notes are an integral part of these financial statements.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	1,533,862
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	6,817,519

EQ/LARGE CAP VALUE INDEX	IA	1,623,319
EQ/LARGE CAP VALUE INDEX	IB	1,993,991

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	14,437,552
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	7,226,715

EQ/LAZARD EMERGING MARKETS EQUITY	IB	2,863,822

EQ/LOOMIS SAYLES GROWTH	IA	2,112,110
EQ/LOOMIS SAYLES GROWTH	IB	3,501,914

EQ/MFS INTERNATIONAL GROWTH	IB	7,838,603

EQ/MFS INTERNATIONAL VALUE	IB	4,168,318

EQ/MFS MID CAP FOCUSED GROWTH	IB	2,934,619

EQ/MFS UTILITIES SERIES	IB	81,575

EQ/MID CAP INDEX	IA	2,834,753
EQ/MID CAP INDEX	IB	8,192,273

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	10,886,860
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	888,044

EQ/MODERATE ALLOCATION	A	48,834,368
EQ/MODERATE ALLOCATION	B	11,813,764

EQ/MODERATE GROWTH STRATEGY	IB	7,150,715

EQ/MODERATE-PLUS ALLOCATION	A	16,446,130
EQ/MODERATE-PLUS ALLOCATION	B	24,086,957

EQ/MONEY MARKET	IA	113,915,141
EQ/MONEY MARKET	IB	57,207,506

EQ/OPPENHEIMER GLOBAL	IB	7

EQ/PIMCO GLOBAL REAL RETURN	IB	3

EQ/PIMCO REAL RETURN	IB	2,058,009

EQ/PIMCO TOTAL RETURN	IB	7,369,052

EQ/PIMCO ULTRA SHORT BOND	IA	1,484,639
EQ/PIMCO ULTRA SHORT BOND	IB	1,756,112

EQ/QUALITY BOND PLUS	IA	2,613,794
EQ/QUALITY BOND PLUS	IB	2,178,472

EQ/SCIENCE AND TECHNOLOGY	IB	1,240,020

EQ/SMALL COMPANY INDEX	IA	5,142,315
EQ/SMALL COMPANY INDEX	IB	4,837,142

EQ/T. ROWE PRICE GROWTH STOCK	IA	469,319
EQ/T. ROWE PRICE GROWTH STOCK	IB	2,287,581

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	142,592

EQ/UBS GROWTH & INCOME	IB	1,622,006

EQ/WELLINGTON ENERGY	IB	2,871,060

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	63,980

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	104,818

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	1,568,053

The accompanying notes are an integral part of these financial statements.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	534,003

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	629,371

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	3,240,406

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,032,091

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	74,152

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	14,482

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	524,265

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	887,227

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	660,847

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	357,557

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	373,905

IVY VIP GLOBAL EQUITY INCOME	CLASS II	115,124

IVY VIP HIGH INCOME	CLASS II	11,947,822

IVY VIP SMALL CAP GROWTH	CLASS II	1,692,700

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	1

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	137,773

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	533,163

MULTIMANAGER AGGRESSIVE EQUITY	IA	7,418,194
MULTIMANAGER AGGRESSIVE EQUITY	IB	605,165

MULTIMANAGER CORE BOND	IA	1,969,241
MULTIMANAGER CORE BOND	IB	4,300,767

MULTIMANAGER MID CAP GROWTH	IA	1,330,911
MULTIMANAGER MID CAP GROWTH	IB	2,188,846

MULTIMANAGER MID CAP VALUE	IA	654,012
MULTIMANAGER MID CAP VALUE	IB	1,754,632

MULTIMANAGER TECHNOLOGY	IA	925,650
MULTIMANAGER TECHNOLOGY	IB	4,724,092

NATURAL RESOURCES PORTFOLIO	CLASS II	57,832

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,743,260

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	599,332

TARGET 2015 ALLOCATION	B	264,311

TARGET 2025 ALLOCATION	B	1,250,310

TARGET 2035 ALLOCATION	B	580,109

TARGET 2045 ALLOCATION	B	389,085

TARGET 2055 ALLOCATION	B	135,626

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	1,710,406

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	3,037,854

TEMPLETON GROWTH VIP FUND	CLASS 2	455,839

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S COMMON	585,849

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	SHARES	311,326

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$15.11	29
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$151.05	6
1290 VT CONVERTIBLE SECURITIES	0.60%	IB	$147.77	4

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$12.84	56
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$139.50	82
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.60%	IB	$134.03	6
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.90%	IB	$131.36	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$10.94	52
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$102.76	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$109.38	10
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.60%	IB	$107.65	2

1290 VT EQUITY INCOME	0.00%	IA	$205.79	4
1290 VT EQUITY INCOME	0.60%	IA	$190.65	20
1290 VT EQUITY INCOME	0.80%	IA	$185.83	—
1290 VT EQUITY INCOME	0.90%	IA	$183.47	2
1290 VT EQUITY INCOME	0.00%	IB	$283.57	52
1290 VT EQUITY INCOME	0.60%	IB	$188.42	14

1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$15.40	40
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$154.04	1
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$158.46	13
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$197.64	38
1290 VT GAMCO MERGERS & ACQUISITIONS	0.60%	IB	$146.80	34
1290 VT GAMCO MERGERS & ACQUISITIONS	0.80%	IB	$143.09	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$141.27	5

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$26.09	279
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$260.86	6
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$109.38	—
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$299.66	12
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$458.78	278
1290 VT GAMCO SMALL COMPANY VALUE	0.60%	IB	$277.61	187
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$270.60	1
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$267.16	18

1290 VT LOW VOLATILITY GLOBAL EQUITY	0.00%	IB	$106.66	—

1290 VT NATURAL RESOURCES	0.00%	IB	$102.67	—

1290 VT SMALL CAP VALUE	0.00%	IB	$109.04	—

1290 VT SMARTBETA EQUITY	0.00%	IB	$15.03	128
1290 VT SMARTBETA EQUITY	0.00%	IB	$150.28	7
1290 VT SMARTBETA EQUITY	0.60%	IB	$147.01	4

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$427.00	1
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$267.51	5
1290 VT SOCIALLY RESPONSIBLE	0.60%	IB	$236.63	5
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$227.10	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$222.49	—

The accompanying notes are an integral part of these financial statements.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

ALL ASSET GROWTH-ALT 20	0.00%	IB	$13.23	81
ALL ASSET GROWTH-ALT 20	0.00%	IB	$107.99	—
ALL ASSET GROWTH-ALT 20	0.00%	IB	$183.25	149
ALL ASSET GROWTH-ALT 20	0.60%	IB	$172.86	37
ALL ASSET GROWTH-ALT 20	0.80%	IB	$169.52	—
ALL ASSET GROWTH-ALT 20	0.90%	IB	$167.87	1

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$17.18	88
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$112.98	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$171.78	40
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.60%	CLASS 4	$165.04	16
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.80%	CLASS 4	$162.85	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.90%	CLASS 4	$161.76	5

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$14.21	400
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$142.11	124
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.60%	CLASS 4	$136.54	51
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.80%	CLASS 4	$134.72	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.90%	CLASS 4	$133.83	6

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$16.78	246
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$167.75	4

CHARTERSM MULTI-SECTOR BOND	0.00%	A	$15.67	47
CHARTERSM MULTI-SECTOR BOND	0.00%	A	$255.06	63
CHARTERSM MULTI-SECTOR BOND	0.60%	A	$417.81	76
CHARTERSM MULTI-SECTOR BOND	0.80%	A	$163.84	2
CHARTERSM MULTI-SECTOR BOND	0.90%	A	$242.73	15
CHARTERSM MULTI-SECTOR BOND	0.00%	B	$154.29	43
CHARTERSM MULTI-SECTOR BOND	0.60%	B	$117.67	70

CHARTERSM SMALL CAP GROWTH	0.00%	B	$208.81	1
CHARTERSM SMALL CAP GROWTH	0.00%	B	$306.19	41
CHARTERSM SMALL CAP GROWTH	0.60%	B	$193.53	20
CHARTERSM SMALL CAP GROWTH	0.80%	B	$188.67	—
CHARTERSM SMALL CAP GROWTH	0.90%	B	$186.28	1

CHARTERSM SMALL CAP VALUE	0.00%	A	$365.23	34
CHARTERSM SMALL CAP VALUE	0.60%	A	$331.22	1
CHARTERSM SMALL CAP VALUE	0.00%	B	$383.11	17
CHARTERSM SMALL CAP VALUE	0.60%	B	$330.30	1
CHARTERSM SMALL CAP VALUE	0.60%	B	$339.24	25
CHARTERSM SMALL CAP VALUE	0.80%	B	$325.28	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$317.95	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$318.68	2

The accompanying notes are an integral part of these financial statements.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$14.68	73

EQ/400 MANAGED VOLATILITY	0.00%	IB	$239.80	14
EQ/400 MANAGED VOLATILITY	0.60%	IB	$226.21	10
EQ/400 MANAGED VOLATILITY	0.80%	IB	$221.83	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$219.68	—

EQ/500 MANAGED VOLATILITY	0.00%	IB	$278.21	45
EQ/500 MANAGED VOLATILITY	0.60%	IB	$262.44	14
EQ/500 MANAGED VOLATILITY	0.80%	IB	$257.37	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$254.87	1

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$222.87	20
EQ/2000 MANAGED VOLATILITY	0.60%	IB	$210.24	7
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$206.18	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$204.17	1

EQ/AB SMALL CAP GROWTH	0.00%	IA	$49.46	144
EQ/AB SMALL CAP GROWTH	0.00%	IA	$650.40	57
EQ/AB SMALL CAP GROWTH	0.60%	IA	$567.44	158
EQ/AB SMALL CAP GROWTH	0.80%	IA	$542.10	2
EQ/AB SMALL CAP GROWTH	0.90%	IA	$529.86	17
EQ/AB SMALL CAP GROWTH	0.00%	IB	$108.05	—
EQ/AB SMALL CAP GROWTH	0.00%	IB	$533.87	36
EQ/AB SMALL CAP GROWTH	0.60%	IB	$420.52	136

EQ/AGGRESSIVE ALLOCATION	0.00%	A	$30.12	76
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$180.63	—
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$299.21	102
EQ/AGGRESSIVE ALLOCATION	0.60%	A	$271.34	113
EQ/AGGRESSIVE ALLOCATION	0.80%	A	$262.59	1
EQ/AGGRESSIVE ALLOCATION	0.90%	A	$258.33	5
EQ/AGGRESSIVE ALLOCATION	0.00%	B	$293.12	286
EQ/AGGRESSIVE ALLOCATION	0.60%	B	$265.81	41

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$28.02	277
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$280.16	113
EQ/AMERICAN CENTURY MID CAP VALUE	0.60%	IB	$264.28	75
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$259.17	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$256.65	6

EQ/BALANCED STRATEGY	0.00%	IB	$180.48	250

EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$34.10	168
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$318.57	1
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$444.81	76
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IA	$403.40	2
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$110.09	—
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$585.44	113
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IB	$334.03	21
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IB	$510.79	167
EQ/BLACKROCK BASIC VALUE EQUITY	0.80%	IB	$487.98	2
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$476.96	18

EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$47.64	32
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$412.75	2
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$560.70	24

The accompanying notes are an integral part of these financial statements.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CAPITAL GUARDIAN RESEARCH	0.60%	IA	$347.26	3
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IB	$425.90	37
EQ/CAPITAL GUARDIAN RESEARCH	0.60%	IB	$376.84	225
EQ/CAPITAL GUARDIAN RESEARCH	0.80%	IB	$361.71	2
EQ/CAPITAL GUARDIAN RESEARCH	0.90%	IB	$354.37	23

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$46.84	70
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$440.88	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$621.55	17
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$112.31	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$355.63	120
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.60%	IB	$304.92	116
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.80%	IB	$302.02	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$295.90	10

EQ/COMMON STOCK INDEX	0.00%	IA	$42.79	235
EQ/COMMON STOCK INDEX	0.00%	IA	$882.60	232
EQ/COMMON STOCK INDEX	0.60%	IA	$2,187.32	541
EQ/COMMON STOCK INDEX	0.80%	IA	$521.02	25
EQ/COMMON STOCK INDEX	0.90%	IA	$882.13	126
EQ/COMMON STOCK INDEX	0.00%	IB	$112.91	—
EQ/COMMON STOCK INDEX	0.00%	IB	$275.63	327
EQ/COMMON STOCK INDEX	0.60%	IB	$293.39	581

EQ/CONSERVATIVE ALLOCATION	0.00%	A	$16.15	144
EQ/CONSERVATIVE ALLOCATION	0.00%	A	$177.26	36
EQ/CONSERVATIVE ALLOCATION	0.60%	A	$160.75	54
EQ/CONSERVATIVE ALLOCATION	0.80%	A	$155.57	—
EQ/CONSERVATIVE ALLOCATION	0.90%	A	$153.05	12
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$103.75	—
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$173.64	37
EQ/CONSERVATIVE ALLOCATION	0.60%	B	$157.47	14

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$166.29	49

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$140.14	22

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$19.41	192
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$156.09	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$205.49	31
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	A	$186.35	40
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	A	$180.34	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	A	$177.42	2
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$105.73	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$201.31	60
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	B	$182.56	14

EQ/CORE BOND INDEX	0.00%	IA	$146.29	92
EQ/CORE BOND INDEX	0.00%	IA	$152.90	2
EQ/CORE BOND INDEX	0.60%	IA	$140.72	3
EQ/CORE BOND INDEX	0.60%	IA	$168.22	61
EQ/CORE BOND INDEX	0.80%	IA	$132.24	—
EQ/CORE BOND INDEX	0.90%	IA	$129.85	6
EQ/CORE BOND INDEX	0.00%	IB	$102.26	—
EQ/CORE BOND INDEX	0.00%	IB	$152.00	114
EQ/CORE BOND INDEX	0.60%	IB	$164.38	9

The accompanying notes are an integral part of these financial statements.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	0.60%	IB	$167.23	215

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	IB	$112.00	—

EQ/EQUITY 500 INDEX	0.00%	IA	$42.27	987
EQ/EQUITY 500 INDEX	0.00%	IA	$1,016.61	250
EQ/EQUITY 500 INDEX	0.60%	IA	$879.36	367
EQ/EQUITY 500 INDEX	0.80%	IA	$587.97	7
EQ/EQUITY 500 INDEX	0.90%	IA	$813.31	64
EQ/EQUITY 500 INDEX	0.00%	IB	$113.39	—
EQ/EQUITY 500 INDEX	0.00%	IB	$307.67	796
EQ/EQUITY 500 INDEX	0.60%	IB	$280.82	418

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$41.99	152
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$277.75	105
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$526.77	11
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.60%	IB	$262.01	265
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$256.94	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$254.45	3

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$110.11	—
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$301.65	130
EQ/FRANKLIN RISING DIVIDENDS	0.60%	IB	$284.56	87
EQ/FRANKLIN RISING DIVIDENDS	0.80%	IB	$279.06	—
EQ/FRANKLIN RISING DIVIDENDS	0.90%	IB	$276.35	6

EQ/FRANKLIN STRATEGIC INCOME	0.00%	IB	$148.04	175
EQ/FRANKLIN STRATEGIC INCOME	0.60%	IB	$139.65	67
EQ/FRANKLIN STRATEGIC INCOME	0.80%	IB	$136.95	—
EQ/FRANKLIN STRATEGIC INCOME	0.90%	IB	$135.62	11

EQ/GLOBAL BOND PLUS	0.00%	IA	$13.21	59
EQ/GLOBAL BOND PLUS	0.00%	IA	$151.03	17
EQ/GLOBAL BOND PLUS	0.60%	IA	$131.03	24
EQ/GLOBAL BOND PLUS	0.80%	IA	$127.72	—
EQ/GLOBAL BOND PLUS	0.90%	IA	$126.10	8
EQ/GLOBAL BOND PLUS	0.00%	IB	$143.93	51
EQ/GLOBAL BOND PLUS	0.60%	IB	$129.49	16

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$31.76	36
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$449.27	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$723.36	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$387.83	84
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$338.99	192
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$459.61	11
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$324.05	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$316.83	17

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$111.66	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$238.65	33
EQ/GOLDMAN SACHS MID CAP VALUE	0.60%	IB	$225.12	13
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$220.77	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$218.62	1

EQ/GROWTH STRATEGY	0.00%	IB	$212.19	334

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$11.87	123
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$247.60	40

The accompanying notes are an integral part of these financial statements.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IA	$260.65	53
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IA	$182.91	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$206.24	11
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$130.50	8
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$177.80	32
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IB	$157.00	79

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IA	$290.03	48
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IA	$204.63	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$187.96	112
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IB	$165.77	109
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$159.59	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$155.89	17

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$21.04	341
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$243.62	249
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IA	$209.90	780
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IA	$169.22	6
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$194.77	69
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$109.96	—
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$166.32	203
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IB	$155.89	204
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$143.39	—

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$146.58	36
EQ/INTERNATIONAL MANAGED VOLATILITY	0.60%	IB	$138.27	3
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$135.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$134.28	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$20.05	37
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$214.97	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$273.73	57
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IA	$190.84	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$200.10	115
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$190.89	4
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$194.91	168
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$169.90	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$182.68	20

EQ/INVESCO COMSTOCK	0.00%	IA	$14.73	34
EQ/INVESCO COMSTOCK	0.00%	IA	$211.58	34
EQ/INVESCO COMSTOCK	0.60%	IA	$196.01	25
EQ/INVESCO COMSTOCK	0.80%	IA	$191.06	—
EQ/INVESCO COMSTOCK	0.90%	IA	$188.63	5
EQ/INVESCO COMSTOCK	0.00%	IB	$112.38	—
EQ/INVESCO COMSTOCK	0.00%	IB	$269.33	54
EQ/INVESCO COMSTOCK	0.60%	IB	$193.61	13

EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$20.17	271
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$106.43	—
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$201.75	146
EQ/INVESCO GLOBAL REAL ESTATE	0.60%	IB	$190.32	43
EQ/INVESCO GLOBAL REAL ESTATE	0.80%	IB	$186.63	—
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$184.82	7

EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$18.22	323

The accompanying notes are an integral part of these financial statements.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$182.19	125
EQ/INVESCO INTERNATIONAL GROWTH	0.60%	IB	$171.86	49
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$168.54	—
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$166.90	5

EQ/JANUS ENTERPRISE	0.00%	IA	$270.27	31
EQ/JANUS ENTERPRISE	0.60%	IA	$250.39	57
EQ/JANUS ENTERPRISE	0.80%	IA	$244.06	—
EQ/JANUS ENTERPRISE	0.90%	IA	$240.96	5
EQ/JANUS ENTERPRISE	0.00%	IB	$15.49	19
EQ/JANUS ENTERPRISE	0.00%	IB	$391.15	63
EQ/JANUS ENTERPRISE	0.60%	IB	$247.44	24

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$39.29	192
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$343.14	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$447.00	12
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$417.39	43
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$255.57	7
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$364.16	59
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$347.90	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$340.05	14

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$38.59	19
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$433.00	10
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IA	$296.41	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$278.82	72
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IB	$246.34	35
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$236.34	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$231.49	2

EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$55.72	69
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$497.63	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$598.22	36
EQ/LARGE CAP GROWTH INDEX	0.60%	IA	$391.21	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$114.65	—
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$297.69	138
EQ/LARGE CAP GROWTH INDEX	0.60%	IB	$263.02	448
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$252.33	5
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$247.16	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$46.78	13
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$457.89	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$602.68	87
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IA	$365.64	6
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$575.22	78
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$288.36	39
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$501.86	336
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$479.45	5
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$468.63	24

EQ/LARGE CAP VALUE INDEX	0.00%	IA	$136.55	41
EQ/LARGE CAP VALUE INDEX	0.60%	IA	$126.50	40
EQ/LARGE CAP VALUE INDEX	0.80%	IA	$123.30	—
EQ/LARGE CAP VALUE INDEX	0.90%	IA	$121.73	34
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$111.43	—

The accompanying notes are an integral part of these financial statements.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$157.29	93
EQ/LARGE CAP VALUE INDEX	0.60%	IB	$125.03	29

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$31.64	16
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$267.24	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$272.41	83
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$360.68	183
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$244.48	10
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$279.12	524
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IA	$231.30	13
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$261.61	89
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$268.88	81
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$236.60	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$275.50	395
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$258.22	—

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$12.86	573
EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$128.64	325
EQ/LAZARD EMERGING MARKETS EQUITY	0.60%	IB	$121.35	104
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$119.00	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$117.84	9

EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$33.91	95
EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$361.48	7
EQ/LOOMIS SAYLES GROWTH	0.60%	IA	$334.89	36
EQ/LOOMIS SAYLES GROWTH	0.80%	IA	$326.43	—
EQ/LOOMIS SAYLES GROWTH	0.90%	IA	$322.28	5
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$441.42	61
EQ/LOOMIS SAYLES GROWTH	0.60%	IB	$331.04	18

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$179.55	83
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$286.53	106
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$166.34	97
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$162.14	—
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$160.08	19

EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$24.97	692
EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$109.49	—
EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$249.69	297
EQ/MFS INTERNATIONAL VALUE	0.60%	IB	$235.55	137
EQ/MFS INTERNATIONAL VALUE	0.80%	IB	$230.99	—
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$228.75	18

EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$31.66	136
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$316.58	83
EQ/MFS MID CAP FOCUSED GROWTH	0.60%	IB	$298.64	42
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$292.86	—
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$290.02	3

EQ/MFS UTILITIES SERIES	0.00%	IB	$24.76	101
EQ/MFS UTILITIES SERIES	0.00%	IB	$247.62	1

EQ/MID CAP INDEX	0.00%	IA	$44.27	149
EQ/MID CAP INDEX	0.00%	IA	$342.30	8
EQ/MID CAP INDEX	0.00%	IA	$506.51	60
EQ/MID CAP INDEX	0.60%	IA	$341.11	5
EQ/MID CAP INDEX	0.00%	IB	$109.96	—

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	0.00%	IB	$323.53	158
EQ/MID CAP INDEX	0.60%	IB	$287.99	219
EQ/MID CAP INDEX	0.80%	IB	$276.98	1
EQ/MID CAP INDEX	0.90%	IB	$271.64	13

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$38.42	20
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$341.27	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$441.17	21
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$473.94	95
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$322.09	4
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$373.90	18
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$384.90	277
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IA	$367.72	3
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IA	$359.42	23
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$110.97	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$439.29	33

EQ/MODERATE ALLOCATION	0.00%	A	$21.11	381
EQ/MODERATE ALLOCATION	0.00%	A	$158.84	4
EQ/MODERATE ALLOCATION	0.00%	A	$454.71	170
EQ/MODERATE ALLOCATION	0.60%	A	$956.47	576
EQ/MODERATE ALLOCATION	0.80%	A	$305.73	9
EQ/MODERATE ALLOCATION	0.90%	A	$384.65	114
EQ/MODERATE ALLOCATION	0.00%	B	$106.62	—
EQ/MODERATE ALLOCATION	0.00%	B	$223.88	498
EQ/MODERATE ALLOCATION	0.60%	B	$201.96	263

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$195.92	648

EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$25.30	653
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$171.31	2
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$266.91	339
EQ/MODERATE-PLUS ALLOCATION	0.60%	A	$242.04	267
EQ/MODERATE-PLUS ALLOCATION	0.80%	A	$234.25	3
EQ/MODERATE-PLUS ALLOCATION	0.90%	A	$230.44	42
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$107.46	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$108.52	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$261.46	888
EQ/MODERATE-PLUS ALLOCATION	0.60%	B	$237.11	148

EQ/MONEY MARKET	0.00%	IA	$10.32	552
EQ/MONEY MARKET	0.00%	IA	$10.36	1,153
EQ/MONEY MARKET	0.00%	IA	$177.62	108
EQ/MONEY MARKET	0.60%	IA	$244.78	249
EQ/MONEY MARKET	0.80%	IA	$136.58	1
EQ/MONEY MARKET	0.90%	IA	$150.25	19
EQ/MONEY MARKET	0.00%	IB	$100.94	10
EQ/MONEY MARKET	0.00%	IB	$135.73	264
EQ/MONEY MARKET	0.60%	IB	$125.38	152

EQ/OPPENHEIMER GLOBAL	0.00%	IB	$113.06	—

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$101.00	—

EQ/PIMCO REAL RETURN	0.00%	IB	$13.35	125
EQ/PIMCO REAL RETURN	0.00%	IB	$133.54	135
EQ/PIMCO REAL RETURN	0.60%	IB	$125.98	42

The accompanying notes are an integral part of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO REAL RETURN	0.80%	IB	$123.54	—
EQ/PIMCO REAL RETURN	0.90%	IB	$122.34	4

EQ/PIMCO TOTAL RETURN	0.00%	IB	$14.11	297
EQ/PIMCO TOTAL RETURN	0.00%	IB	$103.13	—
EQ/PIMCO TOTAL RETURN	0.00%	IB	$141.12	339
EQ/PIMCO TOTAL RETURN	0.60%	IB	$133.12	188
EQ/PIMCO TOTAL RETURN	0.80%	IB	$130.55	1
EQ/PIMCO TOTAL RETURN	0.90%	IB	$129.28	31

EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$124.33	50
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$104.86	2
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$115.18	64
EQ/PIMCO ULTRA SHORT BOND	0.80%	IA	$112.27	—
EQ/PIMCO ULTRA SHORT BOND	0.90%	IA	$110.84	8
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$101.48	—
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$127.42	106
EQ/PIMCO ULTRA SHORT BOND	0.60%	IB	$114.56	33

EQ/QUALITY BOND PLUS	0.00%	IA	$13.15	84
EQ/QUALITY BOND PLUS	0.00%	IA	$271.80	24
EQ/QUALITY BOND PLUS	0.60%	IA	$218.93	61
EQ/QUALITY BOND PLUS	0.80%	IA	$197.48	1
EQ/QUALITY BOND PLUS	0.90%	IA	$202.23	6
EQ/QUALITY BOND PLUS	0.00%	IB	$183.40	39
EQ/QUALITY BOND PLUS	0.60%	IB	$161.70	73

EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$37.21	79
EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$248.17	101
EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$372.12	11
EQ/SCIENCE AND TECHNOLOGY	0.60%	IB	$238.44	51
EQ/SCIENCE AND TECHNOLOGY	0.80%	IB	$235.27	—
EQ/SCIENCE AND TECHNOLOGY	0.90%	IB	$233.70	6

EQ/SMALL COMPANY INDEX	0.00%	IA	$38.65	126
EQ/SMALL COMPANY INDEX	0.00%	IA	$229.53	2
EQ/SMALL COMPANY INDEX	0.00%	IA	$573.36	48
EQ/SMALL COMPANY INDEX	0.60%	IA	$355.58	8
EQ/SMALL COMPANY INDEX	0.60%	IA	$458.68	41
EQ/SMALL COMPANY INDEX	0.80%	IA	$441.00	—
EQ/SMALL COMPANY INDEX	0.90%	IA	$433.65	5
EQ/SMALL COMPANY INDEX	0.00%	IB	$111.20	—
EQ/SMALL COMPANY INDEX	0.00%	IB	$416.26	103
EQ/SMALL COMPANY INDEX	0.60%	IB	$399.21	—
EQ/SMALL COMPANY INDEX	0.60%	IB	$404.39	25
EQ/SMALL COMPANY INDEX	0.90%	IB	$379.01	—

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$56.92	437
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$327.71	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$328.39	—
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IA	$303.93	3
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$112.43	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$323.59	27
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$384.64	136
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IB	$300.11	192

The accompanying notes are an integral part of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$292.64	1
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$288.97	16

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$50.21	118
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$115.23	—
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$502.06	3

EQ/UBS GROWTH & INCOME	0.00%	IB	$228.64	1
EQ/UBS GROWTH & INCOME	0.00%	IB	$328.67	22
EQ/UBS GROWTH & INCOME	0.60%	IB	$211.82	40
EQ/UBS GROWTH & INCOME	0.80%	IB	$206.46	—
EQ/UBS GROWTH & INCOME	0.90%	IB	$203.84	2

EQ/WELLINGTON ENERGY	0.00%	IB	$7.33	136
EQ/WELLINGTON ENERGY	0.00%	IB	$73.35	100
EQ/WELLINGTON ENERGY	0.60%	IB	$69.19	38
EQ/WELLINGTON ENERGY	0.80%	IB	$67.85	—
EQ/WELLINGTON ENERGY	0.90%	IB	$67.19	1

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$29.65	10
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$306.65	3

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$35.91	58
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$381.73	1

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$10.39	104
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$103.95	5

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$39.50	65
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$285.41	21
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$387.74	1
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.60%	SERVICE CLASS 2	$269.24	9
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$261.47	1

FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$27.96	63
FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$290.91	5

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$17.58	785
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$193.17	144

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$38.33	152
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$108.38	—
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$232.32	67
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$610.74	5
FIDELITY® VIP MID CAP PORTFOLIO	0.60%	SERVICE CLASS 2	$219.16	35
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$214.92	—
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$212.83	3

FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$42.96	25
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$388.77	—

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$46.35	3
FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$475.32	—

FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$21.32	50
FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$213.16	30
FRANKLIN MUTUAL SHARES VIP FUND	0.60%	CLASS 2	$201.09	11
FRANKLIN MUTUAL SHARES VIP FUND	0.80%	CLASS 2	$197.20	—
FRANKLIN MUTUAL SHARES VIP FUND	0.90%	CLASS 2	$195.28	1

The accompanying notes are an integral part of these financial statements.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$24.49	164
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$244.88	19
FRANKLIN SMALL CAP VALUE VIP FUND	0.60%	CLASS 2	$231.00	19
FRANKLIN SMALL CAP VALUE VIP FUND	0.80%	CLASS 2	$226.53	—
FRANKLIN SMALL CAP VALUE VIP FUND	0.90%	CLASS 2	$224.33	2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$23.36	609
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$233.64	16

INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$19.98	29
INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$199.75	10
INVESCO V.I. MID CAP CORE EQUITY FUND	0.60%	SERIES II	$188.43	8
INVESCO V.I. MID CAP CORE EQUITY FUND	0.80%	SERIES II	$184.79	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$182.99	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$22.13	24
INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES I	$221.26	19
INVESCO V.I. SMALL CAP EQUITY FUND	0.60%	SERIES I	$208.72	7
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES I	$204.68	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$202.69	—

IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$21.64	27
IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$216.37	1

IVY VIP HIGH INCOME	0.00%	CLASS II	$13.31	528
IVY VIP HIGH INCOME	0.00%	CLASS I	$103.21	—
IVY VIP HIGH INCOME	0.00%	CLASS I	$133.06	192
IVY VIP HIGH INCOME	0.60%	CLASS I	$127.84	65
IVY VIP HIGH INCOME	0.80%	CLASS I	$126.14	—
IVY VIP HIGH INCOME	0.90%	CLASS II	$125.30	4

IVY VIP SMALL CAP GROWTH	0.00%	CLASS II	$23.74	57
IVY VIP SMALL CAP GROWTH	0.00%	CLASS I	$237.38	36
IVY VIP SMALL CAP GROWTH	0.60%	CLASS I	$223.93	19
IVY VIP SMALL CAP GROWTH	0.80%	CLASS I	$219.60	—
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$217.46	3

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.00%	VC SHARES	$104.15	—

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$286.39	10
MFS® INVESTORS TRUST SERIES	0.60%	SERVICE CLASS	$270.16	6
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$264.93	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$339.48	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.60%	SERVICE CLASS	$320.24	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$314.05	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$311.00	—

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$49.97	18
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$282.74	—
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$520.07	126
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$384.32	3
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$1,951.97	201

The accompanying notes are an integral part of these financial statements.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IA	$282.54	12
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$503.13	62
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$264.88	60
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IB	$234.93	100

MULTIMANAGER CORE BOND	0.00%	IA	$15.33	98
MULTIMANAGER CORE BOND	0.00%	IA	$180.91	—
MULTIMANAGER CORE BOND	0.00%	IA	$191.46	92
MULTIMANAGER CORE BOND	0.60%	IA	$181.19	3
MULTIMANAGER CORE BOND	0.00%	IB	$197.36	103
MULTIMANAGER CORE BOND	0.60%	IB	$177.10	114
MULTIMANAGER CORE BOND	0.80%	IB	$170.79	—
MULTIMANAGER CORE BOND	0.90%	IB	$167.72	14

MULTIMANAGER MID CAP GROWTH	0.00%	IA	$607.84	22
MULTIMANAGER MID CAP GROWTH	0.60%	IA	$333.42	1
MULTIMANAGER MID CAP GROWTH	0.00%	IB	$536.78	14
MULTIMANAGER MID CAP GROWTH	0.60%	IB	$310.96	39
MULTIMANAGER MID CAP GROWTH	0.80%	IB	$469.44	—
MULTIMANAGER MID CAP GROWTH	0.90%	IB	$294.49	5

MULTIMANAGER MID CAP VALUE	0.00%	IA	$37.47	18
MULTIMANAGER MID CAP VALUE	0.00%	IA	$329.70	—
MULTIMANAGER MID CAP VALUE	0.00%	IA	$500.84	18
MULTIMANAGER MID CAP VALUE	0.60%	IA	$298.41	1
MULTIMANAGER MID CAP VALUE	0.00%	IB	$328.00	16
MULTIMANAGER MID CAP VALUE	0.60%	IB	$294.32	62
MULTIMANAGER MID CAP VALUE	0.80%	IB	$283.83	—
MULTIMANAGER MID CAP VALUE	0.90%	IB	$278.73	8

MULTIMANAGER TECHNOLOGY	0.00%	IA	$71.36	40
MULTIMANAGER TECHNOLOGY	0.00%	IA	$997.39	25
MULTIMANAGER TECHNOLOGY	0.60%	IA	$500.61	2
MULTIMANAGER TECHNOLOGY	0.00%	IB	$112.34	—
MULTIMANAGER TECHNOLOGY	0.00%	IB	$810.86	45
MULTIMANAGER TECHNOLOGY	0.60%	IB	$448.50	219
MULTIMANAGER TECHNOLOGY	0.80%	IB	$709.16	1
MULTIMANAGER TECHNOLOGY	0.90%	IB	$424.76	11

NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$14.16	73
NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$55.07	6

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$69.65	126
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$106.63	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.60%	ADVISOR CLASS	$65.70	30
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$64.43	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$63.81	9

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$239.36	43
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.60%	CLASS I	$225.80	23
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.80%	CLASS I	$221.43	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.90%	CLASS II	$219.28	3

TARGET 2015 ALLOCATION	0.00%	B	$22.07	60
TARGET 2015 ALLOCATION	0.00%	B	$173.49	6

TARGET 2025 ALLOCATION	0.00%	B	$25.95	90
TARGET 2025 ALLOCATION	0.00%	B	$130.82	6

The accompanying notes are an integral part of these financial statements.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2025 ALLOCATION	0.00%	B	$193.04	24
TARGET 2025 ALLOCATION	0.60%	B	$127.19	54
TARGET 2025 ALLOCATION	0.80%	B	$126.00	—

TARGET 2035 ALLOCATION	0.00%	B	$28.61	134
TARGET 2035 ALLOCATION	0.00%	B	$135.58	8
TARGET 2035 ALLOCATION	0.00%	B	$204.95	8
TARGET 2035 ALLOCATION	0.60%	B	$131.82	5

TARGET 2045 ALLOCATION	0.00%	B	$30.92	52
TARGET 2045 ALLOCATION	0.00%	B	$138.88	14
TARGET 2045 ALLOCATION	0.00%	B	$212.36	4
TARGET 2045 ALLOCATION	0.60%	B	$135.03	4

TARGET 2055 ALLOCATION	0.00%	B	$14.47	24
TARGET 2055 ALLOCATION	0.00%	B	$144.67	8
TARGET 2055 ALLOCATION	0.60%	B	$140.66	1

TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$138.90	96
TEMPLETON DEVELOPING MARKETS VIP FUND	0.60%	CLASS 2	$131.03	35
TEMPLETON DEVELOPING MARKETS VIP FUND	0.80%	CLASS 2	$128.49	—
TEMPLETON DEVELOPING MARKETS VIP FUND	0.90%	CLASS 2	$127.25	4

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$12.96	320
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$129.62	245
TEMPLETON GLOBAL BOND VIP FUND	0.60%	CLASS 2	$122.27	93
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$119.91	—
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$118.74	10

TEMPLETON GROWTH VIP FUND	0.00%	CLASS 2	$178.02	19
TEMPLETON GROWTH VIP FUND	0.60%	CLASS 2	$167.94	8
TEMPLETON GROWTH VIP FUND	0.80%	CLASS 2	$164.69	—
TEMPLETON GROWTH VIP FUND	0.90%	CLASS 2	$163.09	2

VANECK VIP GLOBAL HARD ASSETS FUND	0.00%	CLASS S	$66.70	122
VANECK VIP GLOBAL HARD ASSETS FUND	0.60%	CLASS S	$62.91	39
VANECK VIP GLOBAL HARD ASSETS FUND	0.80%	CLASS S	$61.69	—
VANECK VIP GLOBAL HARD ASSETS FUND	0.90%	CLASS S	$61.09	1

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	0.60%	COMMON SHARES	$353.83	42

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$67,043	$259,044	$50,177	$482,472	$648,057	$1,113,603
Expenses:
Asset-based charges	2,794	4,626	999	40,835	36,152	347,137

Net Investment Income (Loss)	64,249	254,418	49,178	441,637	611,905	766,466

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,675	58,168	5,374	(1,640,159)	(158,370)	4,225,421
Net realized gain distribution from the Portfolios	26,004	418,562	—	284,393	250,934	4,930,492

Net realized gain (loss)	31,679	476,730	5,374	(1,355,766)	92,564	9,155,913

Net change in unrealized appreciation (depreciation) of investments	221,107	1,245,865	34,319	5,411,069	544,835	27,540,790

Net Realized and Unrealized Gain (Loss) on Investments	252,786	1,722,595	39,693	4,055,303	637,399	36,696,703

Net Increase (Decrease) in Net Assets Resulting from Operations	$317,035	$1,977,013	$88,871	$4,496,940	$1,249,304	$37,463,169

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)	1290 VT SMALL CAP VALUE*(a)	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	ALL ASSET GROWTH-ALT 20*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2	$—	$—	$36,560	$30,980	$566,993
Expenses:
Asset-based charges	—	—	—	2,215	10,439	38,371

Net Investment Income (Loss)	2	—	—	34,345	20,541	528,622

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	—	—	33,497	175,356	92,550
Net realized gain distribution from the Portfolios	—	—	—	46,392	57,218	1,273,748

Net realized gain (loss)	—	—	—	79,889	232,574	1,366,298

Net change in unrealized appreciation (depreciation) of investments	—	—	—	391,869	608,444	3,675,286

Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	471,758	841,018	5,041,584

Net Increase (Decrease) in Net Assets Resulting from Operations	$2	$—	$—	$506,103	$861,559	$5,570,206

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$849	$211,036	$61,885	$1,410,464	$303,395	$129,026
Expenses:
Asset-based charges	21,059	42,335	—	290,891	23,350	62,498

Net Investment Income (Loss)	(20,210)	168,701	61,885	1,119,573	280,045	66,528

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	32,680	499,866	198,306	(582,560)	736,149	1,119,695
Net realized gain distribution from the Portfolios	638,392	963,905	198,017	—	1,547,782	990,438

Net realized gain (loss)	671,072	1,463,771	396,323	(582,560)	2,283,931	2,110,133

Net change in unrealized appreciation (depreciation) of investments	2,015,078	4,480,321	526,747	3,747,117	1,551,616	3,698,522

Net Realized and Unrealized Gain (Loss) on Investments	2,686,150	5,944,092	923,070	3,164,557	3,835,547	5,808,655

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,665,940	$6,112,793	$984,955	$4,284,130	$4,115,592	$5,875,183

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,525	$49,587	$229,307	$51,775	$337,782	$2,350,676
Expenses:
Asset-based charges	—	13,110	20,829	9,309	948,610	250,622

Net Investment Income (Loss)	3,525	36,477	208,478	42,466	(610,828)	2,100,054

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,139	(2,269)	446,854	26,912	3,095,232	1,896,788
Net realized gain distribution from the Portfolios	9,316	135,478	276,628	234,987	19,869,810	11,755,887

Net realized gain (loss)	11,455	133,209	723,482	261,899	22,965,042	13,652,675

Net change in unrealized appreciation (depreciation) of investments	209,344	907,889	2,500,545	778,528	27,484,872	16,507,622

Net Realized and Unrealized Gain (Loss) on Investments	220,799	1,041,098	3,224,027	1,040,427	50,449,914	30,160,297

Net Increase (Decrease) in Net Assets Resulting from Operations	$224,324	$1,077,575	$3,432,505	$1,082,893	$49,839,086	$32,260,351

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,032,408	$658,011	$3,776,373	$665,526	$24,459	$23,977,303
Expenses:
Asset-based charges	124,239	—	622,594	586,575	229,709	8,739,485

Net Investment Income (Loss)	908,169	658,011	3,153,779	78,951	(205,250)	15,237,818

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	244,549	532,662	7,749,832	11,519,089	285,907	61,806,930
Net realized gain distribution from the Portfolios	—	786,561	9,359,338	13,758,223	5,821,070	76,392,008

Net realized gain (loss)	244,549	1,319,223	17,109,170	25,277,312	6,106,977	138,198,938

Net change in unrealized appreciation (depreciation) of investments	12,500,948	4,040,788	20,385,810	8,569,002	17,892,358	272,175,011

Net Realized and Unrealized Gain (Loss) on Investments	12,745,497	5,360,011	37,494,980	33,846,314	23,999,335	410,373,949

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,653,666	$6,018,022	$40,648,759	$33,925,265	$23,794,085	$425,611,767

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS* (a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$457,239	$116,385	$44,891	$511,349	$1,504,867	$2
Expenses:
Asset-based charges	81,844	—	—	63,601	223,546	—

Net Investment Income (Loss)	375,395	116,385	44,891	447,748	1,281,321	2

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(144,529)	66,958	15,858	(36,522)	48,252	—
Net realized gain distribution from the Portfolios	567,204	106,098	17,435	1,194,529	—	—

Net realized gain (loss)	422,675	173,056	33,293	1,158,007	48,252	—

Net change in unrealized appreciation (depreciation) of investments	1,542,472	660,708	184,799	2,391,176	2,073,855	10

Net Realized and Unrealized Gain (Loss) on Investments	1,965,147	833,764	218,092	3,549,183	2,122,107	10

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,340,542	$950,149	$262,983	$3,996,931	$3,403,428	$12

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,101,930	$985,315	$662,132	$1,449,451	$137,813	$1,762,612
Expenses:
Asset-based charges	2,910,135	389,855	151,962	69,251	42,288	451,498

Net Investment Income (Loss)	12,191,795	595,460	510,170	1,380,200	95,525	1,311,114

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	49,036,379	65,836	617,961	159,445	(168,484)	3,109,312
Net realized gain distribution from the Portfolios	19,032,143	—	208,539	506,983	108,464	3,757,652

Net realized gain (loss)	68,068,522	65,836	826,500	666,428	(60,020)	6,866,964

Net change in unrealized appreciation (depreciation) of investments	163,549,309	26,485,495	13,849,231	832,252	949,715	20,756,071

Net Realized and Unrealized Gain (Loss) on Investments	231,617,831	26,551,331	14,675,731	1,498,680	889,695	27,623,035

Net Increase (Decrease) in Net Assets Resulting from Operations	$243,809,626	$27,146,791	$15,185,901	$2,878,880	$985,220	$28,934,149

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/ INTERMEDIATE GOVERNMENT BOND*	EQ/ INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/ INTERNATIONAL EQUITY INDEX*	EQ/ INTERNATIONAL MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$85,573	$1,029,853	$724,982	$1,058,795	$8,343,714	$124,274
Expenses:
Asset-based charges	15,459	—	186,673	136,069	1,252,267	2,196

Net Investment Income (Loss)	70,114	1,029,853	538,309	922,726	7,091,447	122,078

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	64,156	1,213,961	198,866	938,598	(4,009,597)	7,169
Net realized gain distribution from the Portfolios	153,316	1,226,705	—	995,320	—	12,719

Net realized gain (loss)	217,472	2,440,666	198,866	1,933,918	(4,009,597)	19,888

Net change in unrealized appreciation (depreciation) of investments	2,261,285	8,425,891	1,033,634	7,959,878	54,318,570	743,111

Net Realized and Unrealized Gain (Loss) on Investments	2,478,757	10,866,557	1,232,500	9,893,796	50,308,973	762,999

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,548,871	$11,896,410	$1,770,809	$10,816,522	$57,400,420	$885,077

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,681,203	$591,103	$1,931,660	$583,152	$8,655	$671,505
Expenses:
Asset-based charges	229,111	49,924	61,355	54,947	121,194	176,299

Net Investment Income (Loss)	1,452,092	541,179	1,870,305	528,205	(112,539)	495,206

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,014,008	732,426	753,206	798,007	869,508	766,714
Net realized gain distribution from the Portfolios	1,621,497	1,217,964	1,826,944	614,955	3,240,161	745,762

Net realized gain (loss)	2,635,505	1,950,390	2,580,150	1,412,962	4,109,669	1,512,476

Net change in unrealized appreciation (depreciation) of investments	10,474,033	3,679,086	3,680,663	6,565,120	10,680,522	10,251,881

Net Realized and Unrealized Gain (Loss) on Investments	13,109,538	5,629,476	6,260,813	7,978,082	14,790,191	11,764,357

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,561,630	$6,170,655	$8,131,118	$8,506,287	$14,677,652	$12,259,563

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$416,649	$1,096,562	$1,158,411	$691,090	$7,236,003	$1,546,340
Expenses:
Asset-based charges	53,008	703,098	1,144,941	79,148	1,704,995	82,612

Net Investment Income (Loss)	363,641	393,464	13,470	611,942	5,531,008	1,463,728

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,084,868	7,406,544	16,111,092	776,545	6,241,512	736,191
Net realized gain distribution from the Portfolios	2,155,256	12,741,326	22,229,934	1,699,708	22,744,558	592,750

Net realized gain (loss)	3,240,124	20,147,870	38,341,026	2,476,253	28,986,070	1,328,941

Net change in unrealized appreciation (depreciation) of investments	4,516,234	29,779,230	38,932,796	3,372,909	47,962,044	6,960,105

Net Realized and Unrealized Gain (Loss) on Investments	7,756,358	49,927,100	77,273,822	5,849,162	76,948,114	8,289,046

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,119,999	$50,320,564	$77,287,292	$6,461,104	$82,479,122	$9,752,774

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,858	$751,877	$813,628	$6,391	$78,536	$1,711,713
Expenses:
Asset-based charges	113,840	117,417	218,802	81,832	—	417,562

Net Investment Income (Loss)	(100,982)	634,460	594,826	(75,441)	78,536	1,294,151

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,469,748	802,893	1,276,040	939,974	65,249	5,695,826
Net realized gain distribution from the Portfolios	2,779,428	1,842,489	291,313	160,019	3,871	6,239,415

Net realized gain (loss)	5,249,176	2,645,382	1,567,353	1,099,993	69,120	11,935,241

Net change in unrealized appreciation (depreciation) of investments	7,256,172	10,046,356	24,068,450	10,818,375	416,938	19,898,665

Net Realized and Unrealized Gain (Loss) on Investments	12,505,348	12,691,738	25,635,803	11,918,368	486,058	31,833,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,404,366	$13,326,198	$26,230,629	$11,842,927	$564,594	$33,128,057

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,521,475	$13,311,739	$1,845,623	$6,762,659	$2,380,669	$—
Expenses:
Asset-based charges	745,882	4,066,143	—	668,858	562,909	—

Net Investment Income (Loss)	1,775,593	9,245,596	1,845,623	6,093,801	1,817,760	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,917,790	1,738,028	1,429,447	2,898,996	551	—
Net realized gain distribution from the Portfolios	10,404,250	38,891,891	2,822,571	26,757,463	7,822	—

Net realized gain (loss)	21,322,040	40,629,919	4,252,018	29,656,459	8,373	—

Net change in unrealized appreciation (depreciation) of investments	19,657,551	66,344,967	13,188,116	40,326,730	(6,280)	—

Net Realized and Unrealized Gain (Loss) on Investments	40,979,591	106,974,886	17,440,134	69,983,189	2,093	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,755,184	$116,220,482	$19,285,757	$76,076,990	$1,819,853	$—

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1	$490,795	$1,614,859	$719,222	$643,077	$4,529
Expenses:
Asset-based charges	—	37,465	177,257	78,850	168,676	73,730

Net Investment Income (Loss)	1	453,330	1,437,602	640,372	474,401	(69,201)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	197,345	716,667	(16,265)	(170,142)	1,398,703
Net realized gain distribution from the Portfolios	—	266,925	1,828,715	—	—	896,789

Net realized gain (loss)	—	464,270	2,545,382	(16,265)	(170,142)	2,295,492

Net change in unrealized appreciation (depreciation) of investments	(1)	1,032,383	2,093,513	102,560	1,821,813	12,298,146

Net Realized and Unrealized Gain (Loss) on Investments	(1)	1,496,653	4,638,895	86,295	1,651,671	14,593,638

Net Increase (Decrease) in Net Assets Resulting from Operations	$—	$1,949,983	$6,076,497	$726,667	$2,126,072	$14,524,437

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,144,375	$—	$—	$74,305	$105,900	$15,304
Expenses:
Asset-based charges	207,784	373,131	—	47,359	18,163	—

Net Investment Income (Loss)	936,591	(373,131)	—	26,946	87,737	15,304

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(258,782)	6,574,904	109,497	26,837	(1,041,880)	8,742
Net realized gain distribution from the Portfolios	6,564,289	3,368,025	—	413,980	—	67,474

Net realized gain (loss)	6,305,507	9,942,929	109,497	440,817	(1,041,880)	76,216

Net change in unrealized appreciation (depreciation) of investments	15,086,670	25,647,347	1,845,811	3,790,833	1,120,142	152,314

Net Realized and Unrealized Gain (Loss) on Investments	21,392,177	35,590,276	1,955,308	4,231,650	78,262	228,530

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,328,768	$35,217,145	$1,955,308	$4,258,596	$165,999	$243,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$38,672	$25,421	$351,781	$167,280	$1,057,552	$210,632
Expenses:
Asset-based charges	—	—	16,240	—	—	48,342

Net Investment Income (Loss)	38,672	25,421	335,541	167,280	1,057,552	162,290

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,176	—	90,094	(2,655)	195,370	(1,003,981)
Net realized gain distribution from the Portfolios	117,450	—	871,453	—	—	3,540,718

Net realized gain (loss)	134,626	—	961,547	(2,655)	195,370	2,536,737

Net change in unrealized appreciation (depreciation) of investments	284,890	—	1,261,978	244,927	2,280,723	3,723,738

Net Realized and Unrealized Gain (Loss) on Investments	419,516	—	2,223,525	242,272	2,476,093	6,260,475

Net Increase (Decrease) in Net Assets Resulting from Operations	$458,188	$25,421	$2,559,066	$409,552	$3,533,645	$6,422,765

The accompanying notes are an integral part of these financial statements.

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,472	$3,056	$169,959	$133,317	$431,875	$8,242
Expenses:
Asset-based charges	—	—	14,657	28,039	—	8,767

Net Investment Income (Loss)	17,472	3,056	155,302	105,278	431,875	(525)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(38,857)	(34,033)	(133,268)	(765,190)	127,153	(119,221)
Net realized gain distribution from the Portfolios	98,590	30,445	908,777	2,123,823	878,559	422,871

Net realized gain (loss)	59,733	(3,588)	775,509	1,358,633	1,005,712	303,650

Net change in unrealized appreciation (depreciation) of investments	286,378	77,804	906,856	1,379,602	2,000,905	534,052

Net Realized and Unrealized Gain (Loss) on Investments	346,111	74,216	1,682,365	2,738,235	3,006,617	837,702

Net Increase (Decrease) in Net Assets Resulting from Operations	$363,583	$77,272	$1,837,667	$2,843,513	$3,438,492	$837,177

The accompanying notes are an integral part of these financial statements.

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$13,851	$2,549,125	$—	$—	$18,696
Expenses:
Asset-based charges	8,747	—	54,348	31,797	—	8,840

Net Investment Income (Loss)	(8,747)	13,851	2,494,777	(31,797)	—	9,856

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(198,710)	(26,299)	(361,106)	(431,418)	—	106,404
Net realized gain distribution from the Portfolios	748,902	127,320	—	1,102,956	—	227,577

Net realized gain (loss)	550,192	101,021	(361,106)	671,538	—	333,981

Net change in unrealized appreciation (depreciation) of investments	777,563	(5,109)	1,845,015	2,203,199	—	677,822

Net Realized and Unrealized Gain (Loss) on Investments	1,327,755	95,912	1,483,909	2,874,737	—	1,011,803

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,319,008	$109,763	$3,978,686	$2,842,940	$—	$1,021,659

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$32,790	$3,806,221	$1,319,427	$—	$481,217	$234,969
Expenses:
Asset-based charges	26,892	2,644,884	147,269	86,083	135,804	601,381

Net Investment Income (Loss)	5,898	1,161,337	1,172,158	(86,083)	345,413	(366,412)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	266,029	22,806,556	(232,572)	365,838	3,023,291	9,964,481
Net realized gain distribution from the Portfolios	757,006	42,933,099	517,962	2,718,758	2,631,467	14,373,973

Net realized gain (loss)	1,023,035	65,739,655	285,390	3,084,596	5,654,758	24,338,454

Net change in unrealized appreciation (depreciation) of investments	1,782,604	70,247,898	2,766,431	5,697,318	1,734,743	23,653,392

Net Realized and Unrealized Gain (Loss) on Investments	2,805,639	135,987,553	3,051,821	8,781,914	7,389,501	47,991,846

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,811,537	$137,148,890	$4,223,979	$8,695,831	$7,734,914	$47,625,434

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$459,406	$303,751	$39,233	$233,361	$106,465
Expenses:
Asset-based charges	—	16,546	35,484	—	31,500	6,485

Net Investment Income (Loss)	—	442,860	268,267	39,233	201,861	99,980

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(119,527)	(827,685)	(130,767)	(28,194)	316,598	176,173
Net realized gain distribution from the Portfolios	—	—	956,366	98,865	517,957	174,698

Net realized gain (loss)	(119,527)	(827,685)	825,599	70,671	834,555	350,871

Net change in unrealized appreciation (depreciation) of investments	317,943	1,466,125	2,226,810	165,316	994,888	716,882

Net Realized and Unrealized Gain (Loss) on Investments	198,416	638,440	3,052,409	235,987	1,829,443	1,067,753

Net Increase (Decrease) in Net Assets Resulting from Operations	$198,416	$1,081,300	$3,320,676	$275,220	$2,031,304	$1,167,733

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$70,795	$21,851	$191,570	$3,466,454	$129,806	$—
Expenses:
Asset-based charges	2,492	987	48,588	81,049	10,771	15,109

Net Investment Income (Loss)	68,303	20,864	142,982	3,385,405	119,035	(15,109)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	78,837	32,266	96,946	(507,131)	(218,494)	(516,046)
Net realized gain distribution from the Portfolios	127,854	—	—	—	891,708	—

Net realized gain (loss)	206,691	32,266	96,946	(507,131)	673,214	(516,046)

Net change in unrealized appreciation (depreciation) of investments	538,091	225,044	3,934,356	(2,072,717)	(153,217)	1,565,764

Net Realized and Unrealized Gain (Loss) on Investments	744,782	257,310	4,031,302	(2,579,848)	519,997	1,049,718

Net Increase (Decrease) in Net Assets Resulting from Operations	$813,085	$278,174	$4,174,284	$805,557	$639,032	$1,034,609

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$287,378
Expenses:
Asset-based charges	81,596

Net Investment Income (Loss)	205,782

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	831,680
Net realized gain distribution from the Portfolios	376,276

Net realized gain (loss)	1,207,956

Net change in unrealized appreciation (depreciation) of investments	2,262,171

Net Realized and Unrealized Gain (Loss) on Investments	3,470,127

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,675,909

The accompanying notes are an integral part of these financial statements.

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$64,249	$27,231	$254,418	$183,233	$49,178	$17,328
Net realized gain (loss)	31,679	30,192	476,730	361,667	5,374	(4,083)
Net change in unrealized appreciation (depreciation) of investments	221,107	(131,330)	1,245,865	(1,013,423)	34,319	(14,411)

Net increase (decrease) in net assets resulting from operations	317,035	(73,907)	1,977,013	(468,523)	88,871	(1,166)

From Contractowners Transactions:
Payments received from contractowners	229,027	160,701	1,595,260	1,618,739	467,220	180,941
Transfers between Variable Investment Options including guaranteed interest account, net	189,632	571,644	139,064	(1,614,365)	837,895	261,054
Redemptions for contract benefits and terminations	(29,458)	(12,604)	(658,312)	(292,789)	(8,913)	(13,392)
Contract maintenance charges	(72,364)	(46,131)	(804,395)	(796,144)	(47,256)	(20,634)

Net increase (decrease) in net assets resulting from contractowners transactions	316,837	673,610	271,617	(1,084,559)	1,248,946	407,969

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	11,663	—	—	—

Net Increase (Decrease) in Net Assets	633,872	599,703	2,260,293	(1,553,082)	1,337,817	406,803
Net Assets — Beginning of Year or Period	1,204,224	604,521	10,754,367	12,307,449	606,764	199,961

Net Assets — End of Year or Period	$1,838,096	$1,204,224	$13,014,660	$10,754,367	$1,944,581	$606,764

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$441,637	$393,347	$611,905	$197,596	$766,466	$687,093
Net realized gain (loss)	(1,355,766)	5,748,576	92,564	371,161	9,155,913	16,860,849
Net change in unrealized appreciation (depreciation) of investments	5,411,069	(8,691,132)	544,835	(1,393,740)	27,540,790	(47,823,307)

Net increase (decrease) in net assets resulting from operations	4,496,940	(2,549,209)	1,249,304	(824,983)	37,463,169	(30,275,365)

From Contractowners Transactions:
Payments received from contractowners	1,228,940	1,194,996	1,022,830	1,072,925	13,529,976	15,161,328
Transfers between Variable Investment Options including guaranteed interest account, net	(1,193,534)	(566,175)	(371,666)	(307,865)	(4,767,889)	(7,030,458)
Redemptions for contract benefits and terminations	(821,226)	(724,484)	(481,517)	(597,580)	(6,163,473)	(6,704,170)
Contract maintenance charges	(697,021)	(720,085)	(428,978)	(444,420)	(5,823,625)	(5,986,014)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,482,841)	(815,748)	(259,331)	(276,940)	(3,225,011)	(4,559,314)

Net Increase (Decrease) in Net Assets	3,014,099	(3,364,957)	989,973	(1,101,923)	34,238,158	(34,834,679)
Net Assets — Beginning of Year or Period	19,286,313	22,651,270	15,090,073	16,191,996	162,892,070	197,726,749

Net Assets — End of Year or Period	$22,300,412	$19,286,313	$16,080,046	$15,090,073	$197,130,228	$162,892,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)	1290 VT SMALL CAP VALUE*(a)
	2019	2019	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2	$—	$—

Net increase (decrease) in net assets resulting from operations	2	—	—

From Contractowners Transactions:
Payments received from contractowners	241	115	14
Contract maintenance charges	(39)	(16)	(3)

Net increase (decrease) in net assets resulting from contractowners transactions	202	99	11

Net Increase (Decrease) in Net Assets	204	99	11

Net Assets — End of Year or Period	$204	$99	$11

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*		ALL ASSET GROWTH-ALT 20*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,345	$15,176	$20,541	$20,640	$528,622	$547,895
Net realized gain (loss)	79,889	67,305	232,574	146,758	1,366,298	1,302,927
Net change in unrealized appreciation (depreciation) of investments	391,869	(170,751)	608,444	(310,402)	3,675,286	(4,268,829)

Net increase (decrease) in net assets resulting from operations	506,103	(88,270)	861,559	(143,004)	5,570,206	(2,418,007)

From Contractowners Transactions:
Payments received from contractowners	723,902	264,152	182,537	171,215	3,245,868	3,787,678
Transfers between Variable Investment Options including guaranteed interest account, net	1,170,784	569,089	(560,272)	(577,063)	(845,359)	1,765,694
Redemptions for contract benefits and terminations	(78,512)	(16,795)	(187,789)	(75,358)	(1,090,217)	(656,921)
Contract maintenance charges	(99,594)	(53,674)	(99,709)	(96,397)	(1,710,112)	(1,541,110)

Net increase (decrease) in net assets resulting from contractowners transactions	1,716,580	762,772	(665,233)	(577,603)	(399,820)	3,355,341

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	11	—	—	—	—	—

Net Increase (Decrease) in Net Assets	2,222,694	674,502	196,326	(720,607)	5,170,386	937,334
Net Assets — Beginning of Year or Period	1,272,602	598,100	2,801,064	3,521,671	29,865,969	28,928,635

Net Assets — End of Year or Period	$3,495,296	$1,272,602	$2,997,390	$2,801,064	$35,036,355	$29,865,969

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(20,210)	$(16,968)	$168,701	$100,000	$61,885	$53,846
Net realized gain (loss)	671,072	357,385	1,463,771	774,067	396,323	311,616
Net change in unrealized appreciation (depreciation) of investments	2,015,078	(1,368,473)	4,480,321	(3,640,473)	526,747	(804,269)

Net increase (decrease) in net assets resulting from operations	2,665,940	(1,028,056)	6,112,793	(2,766,406)	984,955	(438,807)

From Contractowners Transactions:
Payments received from contractowners	1,184,385	1,177,179	3,197,467	2,404,063	703,266	481,232
Transfers between Variable Investment Options including guaranteed interest account, net	189,051	1,104,726	3,820,281	7,519,379	(1,690,246)	1,403,376
Redemptions for contract benefits and terminations	(187,362)	(117,695)	(492,818)	(270,596)	(496,471)	(184,411)
Contract maintenance charges	(270,001)	(225,161)	(671,091)	(484,873)	(93,561)	(95,630)

Net increase (decrease) in net assets resulting from contractowners transactions	916,073	1,939,049	5,853,839	9,167,973	(1,577,012)	1,604,567

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	34	910	—	—

Net Increase (Decrease) in Net Assets	3,582,013	910,993	11,966,666	6,402,477	(592,057)	1,165,760
Net Assets — Beginning of Year or Period	8,267,437	7,356,444	19,113,108	12,710,631	5,436,712	4,270,952

Net Assets — End of Year or Period	$11,849,450	$8,267,437	$31,079,774	$19,113,108	$4,844,655	$5,436,712

The accompanying notes are an integral part of these financial statements.

FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM MULTI-SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*		CHARTERSM SMALL CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,119,573	$1,249,149	$280,045	$507,656	$66,528	$278,998
Net realized gain (loss)	(582,560)	(1,327,086)	2,283,931	2,263,954	2,110,133	2,270,249
Net change in unrealized appreciation (depreciation) of investments	3,747,117	(634,315)	1,551,616	(3,652,786)	3,698,522	(6,029,386)

Net increase (decrease) in net assets resulting from operations	4,284,130	(712,252)	4,115,592	(881,176)	5,875,183	(3,480,139)

From Contractowners Transactions:
Payments received from contractowners	4,454,193	4,892,769	838,173	745,190	1,494,950	1,498,465
Transfers between Variable Investment Options including guaranteed interest account, net	(1,339,559)	(1,130,588)	348,684	582,556	(714,730)	(1,819,898)
Redemptions for contract benefits and terminations	(2,623,149)	(3,587,873)	(499,268)	(472,432)	(974,208)	(1,354,284)
Contract maintenance charges	(4,723,402)	(4,978,093)	(550,398)	(516,851)	(1,297,016)	(1,381,571)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,231,917)	(4,803,785)	137,191	338,463	(1,491,004)	(3,057,288)

Net Increase (Decrease) in Net Assets	52,213	(5,516,037)	4,252,783	(542,713)	4,384,179	(6,537,427)
Net Assets — Beginning of Year or Period	68,009,411	73,525,448	12,513,906	13,056,619	24,462,838	31,000,265

Net Assets — End of Year or Period	$68,061,624	$68,009,411	$16,766,689	$12,513,906	$28,847,017	$24,462,838

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,525	$1,261	$36,477	$33,936	$208,478	$104,224
Net realized gain (loss)	11,455	7,419	133,209	491,105	723,482	640,174
Net change in unrealized appreciation (depreciation) of investments	209,344	(95,687)	907,889	(1,143,278)	2,500,545	(1,453,693)

Net increase (decrease) in net assets resulting from operations	224,324	(87,007)	1,077,575	(618,237)	3,432,505	(709,295)

From Contractowners Transactions:
Payments received from contractowners	292,969	364,928	412,843	327,447	1,381,016	704,550
Transfers between Variable Investment Options including guaranteed interest account, net	(17,106)	55,149	(20,393)	(348,264)	2,102,768	1,261,153
Redemptions for contract benefits and terminations	(14,009)	—	(179,198)	(173,226)	(371,418)	(315,049)
Contract maintenance charges	(37,583)	(30,114)	(188,970)	(195,259)	(513,904)	(459,300)

Net increase (decrease) in net assets resulting from contractowners transactions	224,271	389,963	24,282	(389,302)	2,598,462	1,191,354

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	124	533	—	—	12	354

Net Increase (Decrease) in Net Assets	448,719	303,489	1,101,857	(1,007,539)	6,030,979	482,413
Net Assets — Beginning of Year or Period	617,817	314,328	4,405,281	5,412,820	10,224,977	9,742,564

Net Assets — End of Year or Period	$1,066,536	$617,817	$5,507,138	$4,405,281	$16,255,956	$10,224,977

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$42,466	$26,491	$(610,828)	$(745,786)	$2,100,054	$2,146,429
Net realized gain (loss)	261,899	419,672	22,965,042	40,108,872	13,652,675	11,624,905
Net change in unrealized appreciation (depreciation) of investments	778,528	(1,047,416)	27,484,872	(55,823,981)	16,507,622	(26,889,043)

Net increase (decrease) in net assets resulting from operations	1,082,893	(601,253)	49,839,086	(16,460,895)	32,260,351	(13,117,709)

From Contractowners Transactions:
Payments received from contractowners	533,353	299,478	7,616,186	7,770,341	7,899,153	9,232,836
Transfers between Variable Investment Options including guaranteed interest account, net	607,176	337,946	(8,518,904)	(3,547,190)	(2,941,842)	(2,859,522)
Redemptions for contract benefits and terminations	(195,283)	(206,659)	(8,599,414)	(8,433,628)	(8,634,035)	(8,497,264)
Contract maintenance charges	(187,657)	(172,686)	(6,812,975)	(6,816,779)	(4,828,961)	(5,137,752)

Net increase (decrease) in net assets resulting from contractowners transactions	757,589	258,079	(16,315,107)	(11,027,256)	(8,505,685)	(7,261,702)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	5	(8)	—	—	—	31,622

Net Increase (Decrease) in Net Assets	1,840,487	(343,182)	33,523,979	(27,488,151)	23,754,666	(20,347,789)
Net Assets — Beginning of Year or Period	4,136,586	4,479,768	186,463,041	213,951,192	135,970,073	156,317,862

Net Assets — End of Year or Period	$5,977,073	$4,136,586	$219,987,020	$186,463,041	$159,724,739	$135,970,073

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(b)(c)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$908,169	$267,466	$658,011	$493,984	$3,153,779	$2,647,648
Net realized gain (loss)	244,549	(60,301)	1,319,223	1,344,948	17,109,170	26,378,921
Net change in unrealized appreciation (depreciation) of investments	12,500,948	(5,859,557)	4,040,788	(3,504,352)	20,385,810	(45,322,323)

Net increase (decrease) in net assets resulting from operations	13,653,666	(5,652,392)	6,018,022	(1,665,420)	40,648,759	(16,295,754)

From Contractowners Transactions:
Payments received from contractowners	4,619,562	1,053,158	5,566,657	5,722,032	10,895,685	12,943,153
Transfers between Variable Investment Options including guaranteed interest account, net	(2,394,371)	53,146,253	(691,748)	1,350,703	(10,804,871)	(10,529,958)
Redemptions for contract benefits and terminations	(1,539,228)	(141,713)	(1,067,751)	(669,939)	(8,057,560)	(7,545,269)
Contract maintenance charges	(1,466,061)	(293,100)	(3,021,925)	(2,956,446)	(7,405,632)	(7,884,412)

Net increase (decrease) in net assets resulting from contractowners transactions	(780,098)	53,764,598	785,233	3,446,350	(15,372,378)	(13,016,486)

Net Increase (Decrease) in Net Assets	12,873,568	48,112,206	6,803,255	1,780,930	25,276,381	(29,312,240)
Net Assets — Beginning of Year or Period	48,112,206	—	38,375,203	36,594,273	183,321,917	212,634,157

Net Assets — End of Year or Period	$60,985,774	$48,112,206	$45,178,458	$38,375,203	$208,598,298	$183,321,917

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(c)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CAPITAL GUARDIAN RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/COMMON STOCK INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,951	$109,556	$(205,250)	$(76,784)	$15,237,818	$13,077,922
Net realized gain (loss)	25,277,312	20,054,850	6,106,977	7,873,476	138,198,938	158,391,304
Net change in unrealized appreciation (depreciation) of investments	8,569,002	(26,127,363)	17,892,358	(7,907,125)	272,175,011	(267,534,071)

Net increase (decrease) in net assets resulting from operations	33,925,265	(5,962,957)	23,794,085	(110,433)	425,611,767	(96,064,845)

From Contractowners Transactions:
Payments received from contractowners	4,024,287	4,221,681	3,786,412	4,042,384	63,765,617	68,264,259
Transfers between Variable Investment Options including guaranteed interest account, net	(15,061,994)	(3,197,203)	(3,932,032)	(4,126,669)	(46,912,103)	(69,133,046)
Redemptions for contract benefits and terminations	(4,798,726)	(4,034,801)	(2,888,024)	(2,242,373)	(66,518,361)	(67,662,814)
Contract maintenance charges	(4,175,957)	(4,214,631)	(2,369,278)	(2,334,528)	(73,806,953)	(74,802,593)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,012,390)	(7,224,954)	(5,402,922)	(4,661,186)	(123,471,800)	(143,334,194)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	—	125,100

Net Increase (Decrease) in Net Assets	13,912,875	(13,187,911)	18,391,163	(4,771,619)	302,139,967	(239,273,939)
Net Assets — Beginning of Year or Period	112,258,260	125,446,171	76,684,451	81,456,070	1,485,622,275	1,724,896,214

Net Assets — End of Year or Period	$126,171,135	$112,258,260	$95,075,614	$76,684,451	$1,787,762,242	$1,485,622,275

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$375,395	$337,170	$116,385	$90,726	$44,891	$37,655
Net realized gain (loss)	422,675	534,267	173,056	250,690	33,293	81,735
Net change in unrealized appreciation (depreciation) of investments	1,542,472	(1,402,478)	660,708	(584,510)	184,799	(157,944)

Net increase (decrease) in net assets resulting from operations	2,340,542	(531,041)	950,149	(243,094)	262,983	(38,554)

From Contractowners Transactions:
Payments received from contractowners	1,653,422	1,853,567	996,297	969,701	395,672	495,395
Transfers between Variable Investment Options including guaranteed interest account, net	(613,990)	180,112	(82,206)	(42,515)	(278,083)	210,171
Redemptions for contract benefits and terminations	(670,943)	(952,724)	(226,643)	(409,905)	(55,808)	(86,549)
Contract maintenance charges	(2,003,152)	(1,978,918)	(649,995)	(631,149)	(270,894)	(267,787)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,634,663)	(897,963)	37,453	(113,868)	(209,113)	351,230

Net Increase (Decrease) in Net Assets	705,879	(1,429,004)	987,602	(356,962)	53,870	312,676
Net Assets — Beginning of Year or Period	27,196,469	28,625,473	7,082,064	7,439,026	2,968,614	2,655,938

Net Assets — End of Year or Period	$27,902,348	$27,196,469	$8,069,666	$7,082,064	$3,022,484	$2,968,614

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/EMERGING MARKETS EQUITY PLUS*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$447,748	$398,375	$1,281,321	$808,055	$2
Net realized gain (loss)	1,158,007	1,347,084	48,252	(233,740)	—
Net change in unrealized appreciation (depreciation) of investments	2,391,176	(2,934,113)	2,073,855	(607,788)	10

Net increase (decrease) in net assets resulting from operations	3,996,931	(1,188,654)	3,403,428	(33,473)	12

From Contractowners Transactions:
Payments received from contractowners	3,974,076	3,211,215	3,665,576	3,663,771	390
Transfers between Variable Investment Options including guaranteed interest account, net	(1,283,401)	(1,159,436)	27,835,133	(426,574)	—
Redemptions for contract benefits and terminations	(1,684,422)	(1,620,440)	(1,926,371)	(3,053,763)	—
Contract maintenance charges	(2,013,680)	(2,171,492)	(2,382,757)	(2,329,332)	(43)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,007,427)	(1,740,153)	27,191,581	(2,145,898)	347

Net Increase (Decrease) in Net Assets	2,989,504	(2,928,807)	30,595,009	(2,179,371)	359
Net Assets — Beginning of Year or Period	29,742,293	32,671,100	49,589,382	51,768,753	—

Net Assets — End of Year or Period	$32,731,797	$29,742,293	$80,184,391	$49,589,382	$359

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(b)(d)		EQ/FRANKLIN RISING DIVIDENDS*(b)(e)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,191,795	$9,963,773	$595,460	$169,863	$510,170	$130,327
Net realized gain (loss)	68,068,522	63,441,265	65,836	(179,846)	826,500	(17,469)
Net change in unrealized appreciation (depreciation) of investments	163,549,309	(117,357,501)	26,485,495	(12,029,625)	13,849,231	(4,195,962)

Net increase (decrease) in net assets resulting from operations	243,809,626	(43,952,463)	27,146,791	(12,039,608)	15,185,901	(4,083,104)

From Contractowners Transactions:
Payments received from contractowners	54,552,091	43,792,516	3,436,394	1,186,694	3,147,134	812,067
Transfers between Variable Investment Options including guaranteed interest account, net	(5,638,853)	(16,216,520)	(9,419,772)	105,252,102	(1,344,618)	56,189,605
Redemptions for contract benefits and terminations	(26,548,221)	(27,225,302)	(1,463,352)	(321,496)	(1,491,862)	(399,664)
Contract maintenance charges	(30,836,932)	(29,645,392)	(1,690,246)	(349,357)	(2,072,059)	(411,020)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,471,915)	(29,294,698)	(9,136,976)	105,767,943	(1,761,405)	56,190,988

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	(11)	11	—	—	(1,361)	1,361

Net Increase (Decrease) in Net Assets	235,337,700	(73,247,150)	18,009,815	93,728,335	13,423,135	52,109,245
Net Assets — Beginning of Year or Period	802,618,813	875,865,963	93,728,335	—	52,109,245	—

Net Assets — End of Year or Period	$1,037,956,513	$802,618,813	$111,738,150	$93,728,335	$65,532,380	$52,109,245

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(d)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(e)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.

FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN STRATEGIC INCOME*(b)(f)		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,380,200	$223,383	$95,525	$183,287	$1,311,114	$952,645
Net realized gain (loss)	666,428	(7,027)	(60,020)	(250,669)	6,866,964	15,144,159
Net change in unrealized appreciation (depreciation) of investments	832,252	(654,159)	949,715	(260,264)	20,756,071	(33,462,490)

Net increase (decrease) in net assets resulting from operations	2,878,880	(437,803)	985,220	(327,646)	28,934,149	(17,365,686)

From Contractowners Transactions:
Payments received from contractowners	2,566,527	646,523	1,266,724	1,231,412	5,838,971	6,390,644
Transfers between Variable Investment Options including guaranteed interest account, net	465,762	33,520,994	(456,774)	355,189	(4,306,537)	(4,868,804)
Redemptions for contract benefits and terminations	(941,789)	(106,474)	(651,828)	(877,497)	(6,101,313)	(7,189,203)
Contract maintenance charges	(1,480,008)	(310,472)	(788,895)	(828,842)	(5,159,843)	(5,416,338)

Net increase (decrease) in net assets resulting from contractowners transactions	610,492	33,750,571	(630,773)	(119,738)	(9,728,722)	(11,083,701)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	(2,607)	185,604	—	—	—	—

Net Increase (Decrease) in Net Assets	3,486,765	33,498,372	354,447	(447,384)	19,205,427	(28,449,387)
Net Assets — Beginning of Year or Period	33,498,372	—	16,637,918	17,085,302	120,128,660	148,578,047

Net Assets — End of Year or Period	$36,985,137	$33,498,372	$16,992,365	$16,637,918	$139,334,087	$120,128,660

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(f)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.

FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(b)(g)		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,114	$16,781	$1,029,853	$758,543	$538,309	$418,146
Net realized gain (loss)	217,472	(9,315)	2,440,666	2,460,555	198,866	(586,240)
Net change in unrealized appreciation (depreciation) of investments	2,261,285	(849,455)	8,425,891	(7,047,901)	1,033,634	262,219

Net increase (decrease) in net assets resulting from operations	2,548,871	(841,989)	11,896,410	(3,828,803)	1,770,809	94,125

From Contractowners Transactions:
Payments received from contractowners	755,549	134,893	9,074,986	9,139,233	4,191,567	4,221,238
Transfers between Variable Investment Options including guaranteed interest account, net	(85,014)	9,284,016	(1,998,648)	(2,947,979)	(1,596,102)	(38,572,276)
Redemptions for contract benefits and terminations	(385,578)	(12,619)	(2,738,802)	(2,012,292)	(2,165,248)	(2,537,688)
Contract maintenance charges	(331,705)	(68,241)	(3,843,864)	(3,886,988)	(3,737,930)	(3,969,469)

Net increase (decrease) in net assets resulting from contractowners transactions	(46,748)	9,338,049	493,672	291,974	(3,307,713)	(40,858,195)

Net Increase (Decrease) in Net Assets	2,502,123	8,496,060	12,390,082	(3,536,829)	(1,536,904)	(40,764,070)
Net Assets — Beginning of Year or Period	8,496,060	—	58,504,234	62,041,063	48,227,708	88,991,778

Net Assets — End of Year or Period	$10,998,183	$8,496,060	$70,894,316	$58,504,234	$46,690,804	$48,227,708

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(g)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$922,726	$866,406	$7,091,447	$6,228,990	$122,078	$70,474
Net realized gain (loss)	1,933,918	699,419	(4,009,597)	(3,015,502)	19,888	21,968
Net change in unrealized appreciation (depreciation) of investments	7,959,878	(10,752,214)	54,318,570	(53,733,576)	743,111	(677,449)

Net increase (decrease) in net assets resulting from operations	10,816,522	(9,186,389)	57,400,420	(50,520,088)	885,077	(585,007)

From Contractowners Transactions:
Payments received from contractowners	2,495,314	2,630,704	19,066,052	19,479,370	422,176	224,444
Transfers between Variable Investment Options including guaranteed interest account, net	(4,469,898)	(543,969)	(9,826,846)	(2,665,872)	1,022,910	508,221
Redemptions for contract benefits and terminations	(1,596,795)	(2,653,774)	(11,212,213)	(12,255,673)	(45,785)	(69,986)
Contract maintenance charges	(2,113,129)	(2,282,766)	(15,562,021)	(16,133,725)	(141,498)	(119,948)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,684,508)	(2,849,805)	(17,535,028)	(11,575,900)	1,257,803	542,731

Net Increase (Decrease) in Net Assets	5,132,014	(12,036,194)	39,865,392	(62,095,988)	2,142,880	(42,276)
Net Assets — Beginning of Year or Period	51,291,907	63,328,101	272,427,596	334,523,584	3,515,461	3,557,737

Net Assets — End of Year or Period	$56,423,921	$51,291,907	$312,292,988	$272,427,596	$5,658,341	$3,515,461

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL REAL ESTATE*(b)(h)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,452,092	$1,101,886	$541,179	$400,276	$1,870,305	$193,692
Net realized gain (loss)	2,635,505	1,282,245	1,950,390	2,007,452	2,580,150	15,837
Net change in unrealized appreciation (depreciation) of investments	10,474,033	(16,007,666)	3,679,086	(6,065,466)	3,680,663	(688,317)

Net increase (decrease) in net assets resulting from operations	14,561,630	(13,623,535)	6,170,655	(3,657,738)	8,131,118	(478,788)

From Contractowners Transactions:
Payments received from contractowners	3,986,635	4,180,386	1,459,647	1,437,416	3,720,219	884,036
Transfers between Variable Investment Options including guaranteed interest account, net	(1,838,936)	(1,272,580)	(1,245,245)	(142,921)	(1,258,078)	36,321,954
Redemptions for contract benefits and terminations	(2,668,010)	(3,601,571)	(823,891)	(919,146)	(1,310,034)	(133,379)
Contract maintenance charges	(3,489,212)	(3,769,617)	(767,011)	(830,185)	(1,226,524)	(244,570)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,009,523)	(4,463,382)	(1,376,500)	(454,836)	(74,417)	36,828,041

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	(7,985)	16,845

Net Increase (Decrease) in Net Assets	10,552,107	(18,086,917)	4,794,155	(4,112,574)	8,048,716	36,366,098
Net Assets — Beginning of Year or Period	66,956,477	85,043,394	25,600,527	29,713,101	36,366,098	—

Net Assets — End of Year or Period	$77,508,584	$66,956,477	$30,394,682	$25,600,527	$44,414,814	$36,366,098

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(h)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO INTERNATIONAL GROWTH*(b)(i)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$528,205	$59,096	$(112,539)	$(116,749)	$495,206	$332,904
Net realized gain (loss)	1,412,962	(34,887)	4,109,669	3,984,113	1,512,476	6,128,712
Net change in unrealized appreciation (depreciation) of investments	6,565,120	(1,744,827)	10,680,522	(4,449,201)	10,251,881	(14,604,905)

Net increase (decrease) in net assets resulting from operations	8,506,287	(1,720,618)	14,677,652	(581,837)	12,259,563	(8,143,289)

From Contractowners Transactions:
Payments received from contractowners	3,590,642	962,453	2,525,916	2,775,034	5,027,501	3,458,081
Transfers between Variable Investment Options including guaranteed interest account, net	(4,272,850)	33,174,169	(847,465)	(2,905,338)	2,189,028	1,960,234
Redemptions for contract benefits and terminations	(1,170,281)	(123,391)	(1,815,004)	(2,088,937)	(1,848,726)	(2,318,012)
Contract maintenance charges	(877,517)	(177,322)	(1,610,492)	(1,676,654)	(1,885,767)	(1,759,848)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,730,006)	33,835,909	(1,747,045)	(3,895,895)	3,482,036	1,340,455

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	148	—	—	—	—	—

Net Increase (Decrease) in Net Assets	5,776,429	32,115,291	12,930,607	(4,477,732)	15,741,599	(6,802,834)
Net Assets — Beginning of Year or Period	32,115,291	—	41,614,055	46,091,787	43,550,003	50,352,837

Net Assets — End of Year or Period	$37,891,720	$32,115,291	$54,544,662	$41,614,055	$59,291,602	$43,550,003

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(i)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$363,641	$271,778	$393,464	$353,614	$13,470	$158,502
Net realized gain (loss)	3,240,124	3,494,490	20,147,870	17,410,612	38,341,026	38,769,752
Net change in unrealized appreciation (depreciation) of investments	4,516,234	(5,705,806)	29,779,230	(21,527,934)	38,932,796	(46,091,408)

Net increase (decrease) in net assets resulting from operations	8,119,999	(1,939,538)	50,320,564	(3,763,708)	77,287,292	(7,163,154)

From Contractowners Transactions:
Payments received from contractowners	1,167,276	978,432	6,927,419	6,983,652	9,159,885	10,055,390
Transfers between Variable Investment Options including guaranteed interest account, net	(479,506)	(208,000)	(3,586,184)	(4,406,404)	(13,894,849)	(11,713,353)
Redemptions for contract benefits and terminations	(912,376)	(1,083,924)	(5,907,783)	(5,802,642)	(12,921,115)	(12,890,265)
Contract maintenance charges	(1,087,266)	(1,144,548)	(5,314,240)	(5,329,214)	(9,808,592)	(10,140,614)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,311,872)	(1,458,040)	(7,880,788)	(8,554,608)	(27,464,671)	(24,688,842)

Net Increase (Decrease) in Net Assets	6,808,127	(3,397,578)	42,439,776	(12,318,316)	49,822,621	(31,851,996)
Net Assets — Beginning of Year or Period	27,761,166	31,158,744	148,282,860	160,601,176	243,752,581	275,604,577

Net Assets — End of Year or Period	$34,569,293	$27,761,166	$190,722,636	$148,282,860	$293,575,202	$243,752,581

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*(b)(j)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$611,942	$483,061	$5,531,008	$7,955,574	$1,463,728	$76,969
Net realized gain (loss)	2,476,253	2,245,139	28,986,070	26,574,601	1,328,941	(5,780)
Net change in unrealized appreciation (depreciation) of investments	3,372,909	(5,163,413)	47,962,044	(74,400,199)	6,960,105	(713,799)

Net increase (decrease) in net assets resulting from operations	6,461,104	(2,435,213)	82,479,122	(39,870,024)	9,752,774	(642,610)

From Contractowners Transactions:
Payments received from contractowners	2,030,078	1,969,105	16,757,226	17,820,235	5,937,995	1,548,670
Transfers between Variable Investment Options including guaranteed interest account, net	1,477,160	(1,650,942)	(13,546,346)	(12,015,972)	(1,641,461)	52,324,409
Redemptions for contract benefits and terminations	(602,170)	(1,359,157)	(15,310,636)	(18,775,561)	(1,892,949)	(249,493)
Contract maintenance charges	(841,869)	(813,035)	(18,137,977)	(18,979,468)	(1,779,562)	(366,650)

Net increase (decrease) in net assets resulting from contractowners transactions	2,063,199	(1,854,029)	(30,237,733)	(31,950,766)	624,023	53,256,936

Net Increase (Decrease) in Net Assets	8,524,303	(4,289,242)	52,241,389	(71,820,790)	10,376,797	52,614,326
Net Assets — Beginning of Year or Period	24,698,968	28,988,210	343,908,576	415,729,366	52,614,326	—

Net Assets — End of Year or Period	$33,223,271	$24,698,968	$396,149,965	$343,908,576	$62,991,123	$52,614,326

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(j)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(b)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(100,982)	$(69,286)	$634,460	$342,241	$594,826	$(43,338)
Net realized gain (loss)	5,249,176	6,439,152	2,645,382	6,156,089	1,567,353	(57,675)
Net change in unrealized appreciation (depreciation) of investments	7,256,172	(7,721,058)	10,046,356	(11,400,219)	24,068,450	(4,576,888)

Net increase (decrease) in net assets resulting from operations	12,404,366	(1,351,192)	13,326,198	(4,901,889)	26,230,629	(4,677,901)

From Contractowners Transactions:
Payments received from contractowners	2,872,135	2,659,075	2,644,759	2,777,786	10,949,967	2,359,133
Transfers between Variable Investment Options including guaranteed interest account, net	67,885	1,357,524	4,665,893	536,107	(6,306,068)	106,053,233
Redemptions for contract benefits and terminations	(1,480,056)	(1,491,722)	(1,227,072)	(1,531,690)	(2,776,472)	(268,686)
Contract maintenance charges	(1,349,751)	(1,291,330)	(1,494,717)	(1,375,760)	(3,102,047)	(622,499)

Net increase (decrease) in net assets resulting from contractowners transactions	110,213	1,233,547	4,588,863	406,443	(1,234,620)	107,521,181

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	233	414

Net Increase (Decrease) in Net Assets	12,514,579	(117,645)	17,915,061	(4,495,446)	24,996,242	102,843,694
Net Assets — Beginning of Year or Period	39,626,359	39,744,004	46,696,819	51,192,265	102,843,694	—

Net Assets — End of Year or Period	$52,140,938	$39,626,359	$64,611,880	$46,696,819	$127,839,936	$102,843,694

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(k)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(b)(l)		EQ/MFS UTILITIES SERIES*(b)(m)		EQ/MID CAP INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(75,441)	$(12,356)	$78,536	$12,447	$1,294,151	$1,240,608
Net realized gain (loss)	1,099,993	(31,541)	69,120	(5,831)	11,935,241	18,481,450
Net change in unrealized appreciation (depreciation) of investments	10,818,375	(3,192,880)	416,938	(89,090)	19,898,665	(37,940,546)

Net increase (decrease) in net assets resulting from operations	11,842,927	(3,236,777)	564,594	(82,474)	33,128,057	(18,218,488)

From Contractowners Transactions:
Payments received from contractowners	3,170,861	498,738	216,423	38,278	9,656,294	9,151,686
Transfers between Variable Investment Options including guaranteed interest account, net	(1,405,025)	36,235,095	(2,917)	2,346,830	(7,035,858)	(2,332,744)
Redemptions for contract benefits and terminations	(1,601,671)	(76,589)	(191,451)	(1,642)	(5,344,323)	(6,597,824)
Contract maintenance charges	(1,121,416)	(215,738)	(43,943)	(9,088)	(5,003,078)	(4,908,979)

Net increase (decrease) in net assets resulting from contractowners transactions	(957,251)	36,441,506	(21,888)	2,374,378	(7,726,965)	(4,687,861)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	15	—	—	—

Net Increase (Decrease) in Net Assets	10,885,676	33,204,729	542,721	2,291,904	25,401,092	(22,906,349)
Net Assets — Beginning of Year or Period	33,204,729	—	2,291,904	—	134,225,899	157,132,248

Net Assets — End of Year or Period	$44,090,405	$33,204,729	$2,834,625	$2,291,904	$159,626,991	$134,225,899

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(l)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(m)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.

FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,775,593	$1,620,912	$9,245,596	$9,109,192	$1,845,623	$1,379,316
Net realized gain (loss)	21,322,040	27,381,818	40,629,919	38,622,904	4,252,018	4,006,915
Net change in unrealized appreciation (depreciation) of investments	19,657,551	(56,235,308)	66,344,967	(92,345,560)	13,188,116	(11,167,077)

Net increase (decrease) in net assets resulting from operations	42,755,184	(27,232,578)	116,220,482	(44,613,464)	19,285,757	(5,780,846)

From Contractowners Transactions:
Payments received from contractowners	7,777,387	8,499,182	46,177,090	48,453,618	15,032,011	15,292,605
Transfers between Variable Investment Options including guaranteed interest account, net	(11,464,189)	(7,977,746)	(23,331,317)	(7,590,887)	(3,340,536)	(1,508,652)
Redemptions for contract benefits and terminations	(8,327,643)	(9,944,141)	(35,648,438)	(33,236,093)	(2,823,214)	(2,887,590)
Contract maintenance charges	(8,001,328)	(8,457,814)	(54,502,854)	(57,722,064)	(7,894,162)	(7,989,391)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,015,773)	(17,880,519)	(67,305,519)	(50,095,426)	974,099	2,906,972

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	5	—	—	—

Net Increase (Decrease) in Net Assets	22,739,411	(45,113,097)	48,914,968	(94,708,890)	20,259,856	(2,873,874)
Net Assets — Beginning of Year or Period	171,152,921	216,266,018	802,426,959	897,135,849	106,743,483	109,617,357

Net Assets — End of Year or Period	$193,892,332	$171,152,921	$851,341,927	$802,426,959	$127,003,339	$106,743,483

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/OPPENHEIMER GLOBAL*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,093,801	$6,139,999	$1,817,760	$1,293,199	$—
Net realized gain (loss)	29,656,459	30,841,740	8,373	3,973	—
Net change in unrealized appreciation (depreciation) of investments	40,326,730	(65,552,287)	(6,280)	3,115	—

Net increase (decrease) in net assets resulting from operations	76,076,990	(28,570,548)	1,819,853	1,300,287	—

From Contractowners Transactions:
Payments received from contractowners	27,223,193	28,814,143	88,948,152	83,705,875	144
Transfers between Variable Investment Options including guaranteed interest account, net	(6,261,422)	(23,487,019)	14,044,606	1,575,257	—
Redemptions for contract benefits and terminations	(21,796,695)	(23,056,449)	(76,962,548)	(80,746,543)	—
Contract maintenance charges	(17,954,983)	(19,014,366)	(15,419,580)	(15,954,459)	—

Net increase (decrease) in net assets resulting from contractowners transactions	(18,789,907)	(36,743,691)	10,610,630	(11,419,870)	144

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	35	(21)	—

Net Increase (Decrease) in Net Assets	57,287,083	(65,314,239)	12,430,518	(10,119,604)	144
Net Assets — Beginning of Year or Period	392,177,749	457,491,988	144,360,744	154,480,348	—

Net Assets — End of Year or Period	$449,464,832	$392,177,749	$156,791,262	$144,360,744	$144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*(b)(n)		EQ/PIMCO TOTAL RETURN*(b)(o)
	2019	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1	$453,330	$102,385	$1,437,602	$422,613
Net realized gain (loss)	—	464,270	34,899	2,545,382	238,724
Net change in unrealized appreciation (depreciation) of investments	(1)	1,032,383	(78,883)	2,093,513	410,518

Net increase (decrease) in net assets resulting from operations	—	1,949,983	58,401	6,076,497	1,071,855

From Contractowners Transactions:
Payments received from contractowners	35	2,213,089	606,640	4,898,141	1,101,234
Transfers between Variable Investment Options including guaranteed interest account, net	—	(829,322)	23,933,897	6,495,439	66,846,907
Redemptions for contract benefits and terminations	—	(827,138)	(177,212)	(1,989,607)	(268,391)
Contract maintenance charges	(2)	(1,097,555)	(237,130)	(2,669,957)	(523,468)

Net increase (decrease) in net assets resulting from contractowners transactions	33	(540,926)	24,126,195	6,734,016	67,156,282

Net Increase (Decrease) in Net Assets	33	1,409,057	24,184,596	12,810,513	68,228,137
Net Assets — Beginning of Year or Period	—	24,184,596	—	68,228,137	—

Net Assets — End of Year or Period	$33	$25,593,653	$24,184,596	$81,038,650	$68,228,137

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.
(b)	Units were made available on October 22, 2018.
(n)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(o)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.

FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SCIENCE AND TECHNOLOGY*(b)(p)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$640,372	$575,866	$474,401	$540,728	$(69,201)	$(12,806)
Net realized gain (loss)	(16,265)	13,680	(170,142)	(305,373)	2,295,492	(173,400)
Net change in unrealized appreciation (depreciation) of investments	102,560	(362,655)	1,821,813	(415,538)	12,298,146	(3,885,520)

Net increase (decrease) in net assets resulting from operations	726,667	226,891	2,126,072	(180,183)	14,524,437	(4,071,726)

From Contractowners Transactions:
Payments received from contractowners	2,308,912	2,203,800	3,279,963	3,403,693	3,133,161	655,938
Transfers between Variable Investment Options including guaranteed interest account, net	(467,171)	993,308	(634,265)	(1,262,682)	(2,374,843)	36,407,134
Redemptions for contract benefits and terminations	(2,278,067)	(1,501,122)	(2,029,354)	(2,423,040)	(1,161,478)	(123,859)
Contract maintenance charges	(1,737,090)	(1,808,236)	(3,007,572)	(3,186,540)	(1,163,332)	(216,456)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,173,416)	(112,250)	(2,391,228)	(3,468,569)	(1,566,492)	36,722,757

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	(1,726)	1,726

Net Increase (Decrease) in Net Assets	(1,446,749)	114,641	(265,156)	(3,648,752)	12,956,219	32,652,757
Net Assets — Beginning of Year or Period	33,385,500	33,270,859	41,751,299	45,400,051	32,652,757	—

Net Assets — End of Year or Period	$31,938,751	$33,385,500	$41,486,143	$41,751,299	$45,608,976	$32,652,757

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(p)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.

FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*		EQ/T. ROWE PRICE HEALTH SCIENCES*(b)(q)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$936,591	$781,682	$(373,131)	$(356,872)	$—	$—
Net realized gain (loss)	6,305,507	11,320,740	9,942,929	18,354,311	109,497	(29,755)
Net change in unrealized appreciation (depreciation) of investments	15,086,670	(23,894,445)	25,647,347	(20,766,318)	1,845,811	(823,342)

Net increase (decrease) in net assets resulting from operations	22,328,768	(11,792,023)	35,217,145	(2,768,879)	1,955,308	(853,097)

From Contractowners Transactions:
Payments received from contractowners	6,224,645	6,612,780	12,203,718	11,671,252	796,905	318,959
Transfers between Variable Investment Options including guaranteed interest account, net	(2,504,270)	(1,077,493)	(3,669,721)	747,416	(2,723,608)	8,400,775
Redemptions for contract benefits and terminations	(3,066,051)	(3,062,507)	(4,724,742)	(3,447,977)	(271,496)	(411)
Contract maintenance charges	(2,819,805)	(2,794,233)	(4,060,832)	(3,747,718)	(112,741)	(22,107)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,165,481)	(321,453)	(251,577)	5,222,973	(2,310,940)	8,697,216

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	—	9,007

Net Increase (Decrease) in Net Assets	20,163,287	(12,113,476)	34,965,568	2,454,094	(355,632)	7,853,126
Net Assets — Beginning of Year or Period	89,366,337	101,479,813	114,533,571	112,079,477	7,853,126	—

Net Assets — End of Year or Period	$109,529,624	$89,366,337	$149,499,139	$114,533,571	$7,497,494	$7,853,126

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(q)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.

FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/UBS GROWTH & INCOME*		EQ/WELLINGTON ENERGY*(b)(r)		FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$26,946	$(909)	$87,737	$7,552	$15,304	$15,177
Net realized gain (loss)	440,817	2,309,130	(1,041,880)	(64,522)	76,216	126,984
Net change in unrealized appreciation (depreciation) of investments	3,790,833	(4,100,675)	1,120,142	(4,497,704)	152,314	(225,936)

Net increase (decrease) in net assets resulting from operations	4,258,596	(1,792,454)	165,999	(4,554,674)	243,834	(83,775)

From Contractowners Transactions:
Payments received from contractowners	605,015	642,673	1,389,174	448,845	78,258	127,084
Transfers between Variable Investment Options including guaranteed interest account, net	1,109,994	(2,719,307)	241,697	14,502,337	(148,325)	(27,165)
Redemptions for contract benefits and terminations	(311,235)	(442,469)	(436,773)	(52,038)	(61,833)	(417,412)
Contract maintenance charges	(433,034)	(436,187)	(526,299)	(118,118)	(47,494)	(44,623)

Net increase (decrease) in net assets resulting from contractowners transactions	970,740	(2,955,290)	667,799	14,781,026	(179,394)	(362,116)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	865	12,750	—	—

Net Increase (Decrease) in Net Assets	5,229,336	(4,747,744)	834,663	10,239,102	64,440	(445,891)
Net Assets — Beginning of Year or Period	11,348,324	16,096,068	10,239,102	—	1,145,423	1,591,314

Net Assets — End of Year or Period	$16,577,660	$11,348,324	$11,073,765	$10,239,102	$1,209,863	$1,145,423

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(r)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.

FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$38,672	$36,513	$25,421	$19,493	$335,541	$1,162
Net realized gain (loss)	134,626	103,960	—	—	961,547	819,984
Net change in unrealized appreciation (depreciation) of investments	284,890	(283,361)	—	—	1,261,978	(1,691,998)

Net increase (decrease) in net assets resulting from operations	458,188	(142,888)	25,421	19,493	2,559,066	(870,852)

From Contractowners Transactions:
Payments received from contractowners	491,034	364,082	269,540	172,255	959,380	962,740
Transfers between Variable Investment Options including guaranteed interest account, net	(20,108)	(280,400)	(110,623)	269,993	24,201	(549,721)
Redemptions for contract benefits and terminations	(64,995)	(87,410)	(29,495)	(37,768)	(392,097)	(504,023)
Contract maintenance charges	(53,587)	(47,022)	(54,153)	(45,968)	(424,024)	(414,538)

Net increase (decrease) in net assets resulting from contractowners transactions	352,344	(50,750)	75,269	358,512	167,460	(505,542)

Net Increase (Decrease) in Net Assets	810,532	(193,638)	100,690	378,005	2,726,526	(1,376,394)
Net Assets — Beginning of Year or Period	1,610,775	1,804,413	1,467,363	1,089,358	8,797,260	10,173,654

Net Assets — End of Year or Period	$2,421,307	$1,610,775	$1,568,053	$1,467,363	$11,523,786	$8,797,260

The accompanying notes are an integral part of these financial statements.

FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP HIGH INCOME PORTFOLIO		FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$167,280	$159,061	$1,057,552	$854,287	$162,290	$79,931
Net realized gain (loss)	(2,655)	(41,662)	195,370	(8,228)	2,536,737	3,220,805
Net change in unrealized appreciation (depreciation) of investments	244,927	(210,317)	2,280,723	(1,053,399)	3,723,738	(8,193,396)

Net increase (decrease) in net assets resulting from operations	409,552	(92,918)	3,533,645	(207,340)	6,422,765	(4,892,660)

From Contractowners Transactions:
Payments received from contractowners	333,473	316,106	3,192,020	3,036,390	4,027,762	5,164,695
Transfers between Variable Investment Options including guaranteed interest account, net	125,662	(1,337,468)	49,951	19,785,678	(4,028,747)	(1,586,532)
Redemptions for contract benefits and terminations	(165,527)	(251,778)	(1,416,487)	(1,593,205)	(1,134,341)	(938,814)
Contract maintenance charges	(55,334)	(67,257)	(598,190)	(571,148)	(948,073)	(962,168)

Net increase (decrease) in net assets resulting from contractowners transactions	238,274	(1,340,397)	1,227,294	20,657,715	(2,083,399)	1,677,181

Net Increase (Decrease) in Net Assets	647,826	(1,433,315)	4,760,939	20,450,375	4,339,366	(3,215,479)
Net Assets — Beginning of Year or Period	2,637,489	4,070,804	36,813,473	16,363,098	28,429,516	31,644,995

Net Assets — End of Year or Period	$3,285,315	$2,637,489	$41,574,412	$36,813,473	$32,768,882	$28,429,516

The accompanying notes are an integral part of these financial statements.

FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP VALUE PORTFOLIO		FIDELITY® VIP VALUE STRATEGIES PORTFOLIO		FRANKLIN MUTUAL SHARES VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,472	$12,276	$3,056	$2,948	$155,302	$204,329
Net realized gain (loss)	59,733	70,488	(3,588)	32,269	775,509	398,148
Net change in unrealized appreciation (depreciation) of investments	286,378	(287,144)	77,804	(93,356)	906,856	(1,447,043)

Net increase (decrease) in net assets resulting from operations	363,583	(204,380)	77,272	(58,139)	1,837,667	(844,566)

From Contractowners Transactions:
Payments received from contractowners	305,749	219,536	40,449	131,489	572,987	702,605
Transfers between Variable Investment Options including guaranteed interest account, net	(763,552)	516,778	(104,391)	10,249	(284,196)	(2,008,212)
Redemptions for contract benefits and terminations	(42,503)	(12,735)	(99,001)	(315,371)	(169,782)	(327,816)
Contract maintenance charges	(29,484)	(25,979)	(7,494)	(9,672)	(246,554)	(251,824)

Net increase (decrease) in net assets resulting from contractowners transactions	(529,790)	697,600	(170,437)	(183,305)	(127,545)	(1,885,247)

Net Increase (Decrease) in Net Assets	(166,207)	493,220	(93,165)	(241,444)	1,710,122	(2,729,813)
Net Assets — Beginning of Year or Period	1,319,266	826,046	287,654	529,098	8,151,301	10,881,114

Net Assets — End of Year or Period	$1,153,059	$1,319,266	$194,489	$287,654	$9,861,423	$8,151,301

The accompanying notes are an integral part of these financial statements.

FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FRANKLIN SMALL CAP VALUE VIP FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$105,278	$84,313	$431,875	$329,880	$(525)	$(4,093)
Net realized gain (loss)	1,358,633	1,866,944	1,005,712	607,046	303,650	560,008
Net change in unrealized appreciation (depreciation) of investments	1,379,602	(3,604,606)	2,000,905	(2,082,480)	534,052	(1,054,884)

Net increase (decrease) in net assets resulting from operations	2,843,513	(1,653,349)	3,438,492	(1,145,554)	837,177	(498,969)

From Contractowners Transactions:
Payments received from contractowners	1,408,423	1,225,400	1,889,635	1,739,605	248,314	276,037
Transfers between Variable Investment Options including guaranteed interest account, net	(1,204,121)	12,504	(149,074)	(748,388)	(112,716)	131,366
Redemptions for contract benefits and terminations	(450,802)	(398,068)	(486,562)	(422,613)	(121,960)	(121,676)
Contract maintenance charges	(349,426)	(340,702)	(352,623)	(364,873)	(96,153)	(97,720)

Net increase (decrease) in net assets resulting from contractowners transactions	(595,926)	499,134	901,376	203,731	(82,515)	188,007

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	26	—	11	(6)

Net Increase (Decrease) in Net Assets	2,247,587	(1,154,215)	4,339,894	(941,823)	754,673	(310,968)
Net Assets — Beginning of Year or Period	11,105,183	12,259,398	13,522,826	14,464,649	3,493,155	3,804,123

Net Assets — End of Year or Period	$13,352,770	$11,105,183	$17,862,720	$13,522,826	$4,247,828	$3,493,155

The accompanying notes are an integral part of these financial statements.

FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP GLOBAL EQUITY INCOME		IVY VIP HIGH INCOME
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,747)	$(9,777)	$13,851	$15,245	$2,494,777	$2,124,227
Net realized gain (loss)	550,192	336,850	101,021	39,100	(361,106)	(123,106)
Net change in unrealized appreciation (depreciation) of investments	777,563	(1,213,467)	(5,109)	(150,013)	1,845,015	(2,884,856)

Net increase (decrease) in net assets resulting from operations	1,319,008	(886,394)	109,763	(95,668)	3,978,686	(883,735)

From Contractowners Transactions:
Payments received from contractowners	409,858	421,892	90,131	78,374	4,525,990	4,278,615
Transfers between Variable Investment Options including guaranteed interest account, net	(137,773)	(82,185)	149,238	(453,431)	288,086	1,411,468
Redemptions for contract benefits and terminations	(287,616)	(88,415)	(167,281)	(1,186)	(1,315,020)	(734,121)
Contract maintenance charges	(188,759)	(190,227)	(15,919)	(27,713)	(1,531,032)	(1,431,584)

Net increase (decrease) in net assets resulting from contractowners transactions	(204,290)	61,065	56,169	(403,956)	1,968,024	3,524,378

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	74	112

Net Increase (Decrease) in Net Assets	1,114,718	(825,329)	165,932	(499,624)	5,946,784	2,640,755
Net Assets — Beginning of Year or Period	5,092,111	5,917,440	525,754	1,025,378	35,497,847	32,857,092

Net Assets — End of Year or Period	$6,206,829	$5,092,111	$691,686	$525,754	$41,444,631	$35,497,847

The accompanying notes are an integral part of these financial statements.

FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	IVY VIP SMALL CAP GROWTH		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES
	2019	2018	2019	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(31,797)	$18,769	$—	$9,856	$6,573
Net realized gain (loss)	671,538	4,706,592	—	333,981	272,022
Net change in unrealized appreciation (depreciation) of investments	2,203,199	(5,322,774)	—	677,822	(453,820)

Net increase (decrease) in net assets resulting from operations	2,842,940	(597,413)	—	1,021,659	(175,225)

From Contractowners Transactions:
Payments received from contractowners	1,102,104	1,017,729	32	287,882	255,761
Transfers between Variable Investment Options including guaranteed interest account, net	(378,013)	264,063	—	298,546	(759,168)
Redemptions for contract benefits and terminations	(631,572)	(329,710)	—	(141,000)	(70,698)
Contract maintenance charges	(437,451)	(405,362)	(14)	(114,652)	(114,851)

Net increase (decrease) in net assets resulting from contractowners transactions	(344,932)	546,720	18	330,776	(688,956)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	6	—	—	—

Net Increase (Decrease) in Net Assets	2,498,008	(50,687)	18	1,352,435	(864,181)
Net Assets — Beginning of Year or Period	12,355,437	12,406,124	—	3,162,372	4,026,553

Net Assets — End of Year or Period	$14,853,445	$12,355,437	$18	$4,514,807	$3,162,372

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,898	$4,170	$1,161,337	$(1,970,348)	$1,172,158	$1,513,634
Net realized gain (loss)	1,023,035	406,570	65,739,655	76,518,165	285,390	(703,201)
Net change in unrealized appreciation (depreciation) of investments	1,782,604	(499,761)	70,247,898	(75,548,437)	2,766,431	(1,264,909)

Net increase (decrease) in net assets resulting from operations	2,811,537	(89,021)	137,148,890	(1,000,620)	4,223,979	(454,476)

From Contractowners Transactions:
Payments received from contractowners	556,318	479,619	18,412,970	19,642,304	3,302,871	3,575,406
Transfers between Variable Investment Options including guaranteed interest account, net	2,903,271	1,141,121	(9,457,234)	(5,816,235)	606,790	(1,634,791)
Redemptions for contract benefits and terminations	(185,024)	(124,888)	(20,130,343)	(19,970,181)	(2,321,499)	(2,979,637)
Contract maintenance charges	(199,933)	(160,212)	(20,708,926)	(21,076,907)	(3,158,186)	(3,223,200)

Net increase (decrease) in net assets resulting from contractowners transactions	3,074,632	1,335,640	(31,883,533)	(27,221,019)	(1,570,024)	(4,262,222)

Net Increase (Decrease) in Net Assets	5,886,169	1,246,619	105,265,357	(28,221,639)	2,653,955	(4,716,698)
Net Assets — Beginning of Year or Period	5,987,373	4,740,754	428,915,978	457,137,617	59,926,415	64,643,113

Net Assets — End of Year or Period	$11,873,542	$5,987,373	$534,181,335	$428,915,978	$62,580,370	$59,926,415

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*		MULTIMANAGER TECHNOLOGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(86,083)	$(83,947)	$345,413	$139,806	$(366,412)	$(336,916)
Net realized gain (loss)	3,084,596	4,308,250	5,654,758	4,982,126	24,338,454	30,526,380
Net change in unrealized appreciation (depreciation) of investments	5,697,318	(5,865,470)	1,734,743	(10,194,593)	23,653,392	(27,829,523)

Net increase (decrease) in net assets resulting from operations	8,695,831	(1,641,167)	7,734,914	(5,072,661)	47,625,434	2,359,941

From Contractowners Transactions:
Payments received from contractowners	1,377,186	1,315,240	1,452,590	1,543,167	5,909,173	6,584,437
Transfers between Variable Investment Options including guaranteed interest account, net	827,817	(63,920)	(3,535,741)	(1,206,402)	(5,840,478)	3,511,970
Redemptions for contract benefits and terminations	(1,303,063)	(1,511,855)	(1,292,156)	(1,590,082)	(5,776,854)	(4,699,617)
Contract maintenance charges	(1,121,097)	(1,122,920)	(1,467,415)	(1,548,757)	(4,481,649)	(4,343,518)

Net increase (decrease) in net assets resulting from contractowners transactions	(219,157)	(1,383,455)	(4,842,722)	(2,802,074)	(10,189,808)	1,053,272

Net Increase (Decrease) in Net Assets	8,476,674	(3,024,622)	2,892,192	(7,874,735)	37,435,626	3,413,213
Net Assets — Beginning of Year or Period	26,742,161	29,766,783	33,346,774	41,221,509	131,090,212	127,676,999

Net Assets — End of Year or Period	$35,218,835	$26,742,161	$36,238,966	$33,346,774	$168,525,838	$131,090,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	NATURAL RESOURCES PORTFOLIO		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$442,860	$193,192	$268,267	$213,799
Net realized gain (loss)	(119,527)	(32,443)	(827,685)	(927,692)	825,599	1,457,729
Net change in unrealized appreciation (depreciation) of investments	317,943	(553,290)	1,466,125	(846,643)	2,226,810	(3,057,011)

Net increase (decrease) in net assets resulting from operations	198,416	(585,733)	1,081,300	(1,581,143)	3,320,676	(1,385,483)

From Contractowners Transactions:
Payments received from contractowners	241,387	199,394	915,673	1,031,513	934,317	974,604
Transfers between Variable Investment Options including guaranteed interest account, net	(822,486)	(1,918,382)	444,769	293,523	(346,444)	448,100
Redemptions for contract benefits and terminations	(147,203)	(20,941)	(255,639)	(383,117)	(229,678)	(441,558)
Contract maintenance charges	(30,589)	(35,350)	(410,947)	(435,001)	(541,900)	(539,665)

Net increase (decrease) in net assets resulting from contractowners transactions	(758,891)	(1,775,279)	693,856	506,918	(183,705)	441,481

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	(1,033)	—	—	—

Net Increase (Decrease) in Net Assets	(560,475)	(2,361,012)	1,774,123	(1,074,225)	3,136,971	(944,002)
Net Assets — Beginning of Year or Period	1,916,084	4,277,096	9,538,602	10,612,827	13,050,974	13,994,976

Net Assets — End of Year or Period	$1,355,609	$1,916,084	$11,312,725	$9,538,602	$16,187,945	$13,050,974

The accompanying notes are an integral part of these financial statements.

FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2015 ALLOCATION*		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$39,233	$30,674	$201,861	$140,641	$99,980	$69,872
Net realized gain (loss)	70,671	169,622	834,555	351,991	350,871	190,662
Net change in unrealized appreciation (depreciation) of investments	165,316	(272,000)	994,888	(1,093,575)	716,882	(656,629)

Net increase (decrease) in net assets resulting from operations	275,220	(71,704)	2,031,304	(600,943)	1,167,733	(396,095)

From Contractowners Transactions:
Payments received from contractowners	48,083	55,080	657,471	516,784	859,926	626,863
Transfers between Variable Investment Options including guaranteed interest account, net	286,997	(149,697)	2,772,264	2,292,438	811,666	1,373,433
Redemptions for contract benefits and terminations	—	—	(469,300)	(89,525)	(155,494)	(51,928)
Contract maintenance charges	(22,102)	(16,253)	(168,700)	(138,422)	(167,748)	(115,782)

Net increase (decrease) in net assets resulting from contractowners transactions	312,978	(110,870)	2,791,735	2,581,275	1,348,350	1,832,586

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	38	89	—	9

Net Increase (Decrease) in Net Assets	588,198	(182,574)	4,823,077	1,980,421	2,516,083	1,436,500
Net Assets — Beginning of Year or Period	1,709,901	1,892,475	9,625,893	7,645,472	4,749,655	3,313,155

Net Assets — End of Year or Period	$2,298,099	$1,709,901	$14,448,970	$9,625,893	$7,265,738	$4,749,655

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$68,303	$43,750	$20,864	$12,463	$142,982	$92,942
Net realized gain (loss)	206,691	94,118	32,266	42,868	96,946	479,829
Net change in unrealized appreciation (depreciation) of investments	538,091	(386,721)	225,044	(133,277)	3,934,356	(3,670,319)

Net increase (decrease) in net assets resulting from operations	813,085	(248,853)	278,174	(77,946)	4,174,284	(3,097,548)

From Contractowners Transactions:
Payments received from contractowners	766,125	458,201	457,228	244,304	1,303,940	1,436,269
Transfers between Variable Investment Options including guaranteed interest account, net	691,287	973,093	129,443	207,973	(3,317,547)	2,390,379
Redemptions for contract benefits and terminations	(7,058)	(17,703)	(13,890)	(7,003)	(395,679)	(409,893)
Contract maintenance charges	(145,009)	(111,876)	(75,019)	(36,521)	(586,442)	(623,534)

Net increase (decrease) in net assets resulting from contractowners transactions	1,305,345	1,301,715	497,762	408,753	(2,995,728)	2,793,221

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	375	—	(32)	56

Net Increase (Decrease) in Net Assets	2,118,430	1,052,862	776,311	330,807	1,178,524	(304,271)
Net Assets — Beginning of Year or Period	2,830,235	1,777,373	937,175	606,368	17,139,951	17,444,222

Net Assets — End of Year or Period	$4,948,665	$2,830,235	$1,713,486	$937,175	$18,318,475	$17,139,951

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TEMPLETON GLOBAL BOND VIP FUND		TEMPLETON GROWTH VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,385,405	$(81,519)	$119,035	$86,664	$(15,109)	$(21,206)
Net realized gain (loss)	(507,131)	(788,411)	673,214	419,961	(516,046)	(328,197)
Net change in unrealized appreciation (depreciation) of investments	(2,072,717)	1,674,585	(153,217)	(1,279,590)	1,565,764	(3,047,878)

Net increase (decrease) in net assets resulting from operations	805,557	804,655	639,032	(772,965)	1,034,609	(3,397,281)

From Contractowners Transactions:
Payments received from contractowners	4,435,103	4,597,758	330,370	357,713	1,023,567	1,237,119
Transfers between Variable Investment Options including guaranteed interest account, net	566,061	(1,271,718)	(50,187)	(71,008)	919,907	(984,234)
Redemptions for contract benefits and terminations	(1,708,284)	(1,347,516)	(122,787)	(146,719)	(311,283)	(335,854)
Contract maintenance charges	(1,984,512)	(2,013,413)	(230,659)	(225,890)	(410,576)	(506,349)

Net increase (decrease) in net assets resulting from contractowners transactions	1,308,368	(34,889)	(73,263)	(85,904)	1,221,615	(589,318)

Net Increase (Decrease) in Net Assets	2,113,925	769,766	565,769	(858,869)	2,256,224	(3,986,599)
Net Assets — Beginning of Year or Period	46,400,605	45,630,839	4,402,872	5,261,741	8,441,370	12,427,969

Net Assets — End of Year or Period	$48,514,530	$46,400,605	$4,968,641	$4,402,872	$10,697,594	$8,441,370

The accompanying notes are an integral part of these financial statements.

FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,782	$108,008
Net realized gain (loss)	1,207,956	838,203
Net change in unrealized appreciation (depreciation) of investments	2,262,171	(1,940,874)

Net increase (decrease) in net assets resulting from operations	3,675,909	(994,663)

From Contractowners Transactions:
Payments received from contractowners	566,936	384,111
Transfers between Variable Investment Options including guaranteed interest account, net	(1,843,911)	6,322,884
Redemptions for contract benefits and terminations	(164,558)	(1,385,646)
Contract maintenance charges	(412,289)	(210,430)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,853,822)	5,110,919

Net Increase (Decrease) in Net Assets	1,822,087	4,116,256
Net Assets — Beginning of Year or Period	13,028,162	8,911,906

Net Assets — End of Year or Period	$14,850,249	$13,028,162

The accompanying notes are an integral part of these financial statements.

FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	26	(8)	18	18	(3)	15

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	29	(64)	(35)	35	(114)	(79)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	61	(10)	51	14	(4)	10

1290 VT EQUITY INCOME	IA	2	(4)	(2)	1	(5)	(4)
1290 VT EQUITY INCOME	IB	6	(10)	(4)	6	(7)	(1)

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	18	(6)	12	11	(26)	(15)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	17	(18)	(1)	13	(15)	(2)

1290 VT GAMCO SMALL COMPANY VALUE	IA	131	(111)	20	172	(103)	69
1290 VT GAMCO SMALL COMPANY VALUE	IB	28	(43)	(15)	34	(55)	(21)

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	—	—	—	—	—	—

1290 VT NATURAL RESOURCES	IB	—	—	—	—	—	—

1290 VT SMALL CAP VALUE	IB	—	—	—	—	—	—

1290 VT SMARTBETA EQUITY	IB	85	(9)	76	47	(5)	42

1290 VT SOCIALLY RESPONSIBLE	IA	1	(1)	—	—	—	—
1290 VT SOCIALLY RESPONSIBLE	IB	4	(6)	(2)	4	(8)	(4)

ALL ASSET GROWTH-ALT 20	IB	41	(43)	(2)	73	(54)	19

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	48	(14)	34	59	(13)	46

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	276	(99)	177	223	(41)	182

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	95	(147)	(52)	173	(64)	109

CHARTERSM MULTI-SECTOR BOND	A	10	(19)	(9)	16	(24)	(8)
CHARTERSM MULTI-SECTOR BOND	B	6	(11)	(5)	15	(23)	(8)

CHARTERSM SMALL CAP GROWTH	B	12	(11)	1	15	(15)	—

CHARTERSM SMALL CAP VALUE	A	1	(3)	(2)	1	(7)	(6)

The accompanying notes are an integral part of these financial statements.

FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

CHARTERSM SMALL CAP VALUE	B	4	(7)	(3)	4	(7)	(3)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	28	(11)	17	44	(13)	31

EQ/400 MANAGED VOLATILITY	IB	4	(3)	1	3	(5)	(2)

EQ/500 MANAGED VOLATILITY	IB	18	(7)	11	13	(7)	6

EQ/2000 MANAGED VOLATILITY	IB	7	(3)	4	5	(4)	1

EQ/AB SMALL CAP GROWTH	IA	55	(71)	(16)	73	(37)	36
EQ/AB SMALL CAP GROWTH	IB	6	(16)	(10)	7	(14)	(7)

EQ/AGGRESSIVE ALLOCATION	A	37	(50)	(13)	51	(43)	8
EQ/AGGRESSIVE ALLOCATION	B	17	(30)	(13)	20	(42)	(22)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	105	(77)	28	453	(10)	443

EQ/BALANCED STRATEGY	IB	23	(19)	4	37	(16)	21

EQ/BLACKROCK BASIC VALUE EQUITY	IA	73	(70)	3	110	(113)	(3)
EQ/BLACKROCK BASIC VALUE EQUITY	IB	12	(38)	(26)	16	(38)	(22)

EQ/CAPITAL GUARDIAN RESEARCH	IA	13	(22)	(9)	19	(11)	8
EQ/CAPITAL GUARDIAN RESEARCH	IB	7	(57)	(50)	8	(29)	(21)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	9	(18)	(9)	11	(14)	(3)
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	12	(28)	(16)	22	(35)	(13)

EQ/COMMON STOCK INDEX	IA	85	(148)	(63)	185	(283)	(98)
EQ/COMMON STOCK INDEX	IB	39	(57)	(18)	47	(72)	(25)

EQ/CONSERVATIVE ALLOCATION	A	28	(38)	(10)	33	(30)	3
EQ/CONSERVATIVE ALLOCATION	B	9	(5)	4	11	(10)	1

EQ/CONSERVATIVE GROWTH STRATEGY	IB	5	(4)	1	4	(5)	(1)

EQ/CONSERVATIVE STRATEGY	IB	3	(4)	(1)	8	(5)	3

EQ/CONSERVATIVE-PLUS ALLOCATION	A	129	(72)	57	72	(37)	35
EQ/CONSERVATIVE-PLUS ALLOCATION	B	11	(14)	(3)	7	(12)	(5)

EQ/CORE BOND INDEX	IA	17	(29)	(12)	21	(27)	(6)
EQ/CORE BOND INDEX	IB	195	(19)	176	20	(30)	(10)

EQ/EMERGING MARKETS EQUITY PLUS	IB	—	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/EQUITY 500 INDEX	IA	538	(333)	205	310	(233)	77
EQ/EQUITY 500 INDEX	IB	146	(90)	56	122	(101)	21

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	52	(105)	(53)	608	(19)	589

EQ/FRANKLIN RISING DIVIDENDS	IB	19	(25)	(6)	243	(14)	229

EQ/FRANKLIN STRATEGIC INCOME	IB	35	(32)	3	257	(7)	250

EQ/GLOBAL BOND PLUS	IA	25	(21)	4	25	(20)	5
EQ/GLOBAL BOND PLUS	IB	8	(10)	(2)	10	(9)	1

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	10	(10)	—	18	(8)	10
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	7	(31)	(24)	9	(39)	(30)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	6	(7)	(1)	50	(2)	48

EQ/GROWTH STRATEGY	IB	26	(24)	2	27	(25)	2

EQ/INTERMEDIATE GOVERNMENT BOND	IA	58	(37)	21	61	(224)	(163)
EQ/INTERMEDIATE GOVERNMENT BOND	IB	14	(14)	—	10	(14)	(4)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	2	(4)	(2)	2	(5)	(3)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	11	(44)	(33)	14	(25)	(11)

EQ/INTERNATIONAL EQUITY INDEX	IA	112	(182)	(70)	162	(176)	(14)
EQ/INTERNATIONAL EQUITY INDEX	IB	36	(36)	—	43	(45)	(2)

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	11	(1)	10	7	(3)	4 (3)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	19	(21)	(2)	17	(20)	(23)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	17	(33)	(16)	17	(40)	(2)

EQ/INVESCO COMSTOCK	IA	20	(14)	6	18	(20)	2
EQ/INVESCO COMSTOCK	IB	9	(10)	(1)	8	(6)	449

EQ/INVESCO GLOBAL REAL ESTATE	IB	110	(92)	18	465	(16)	526

EQ/INVESCO INTERNATIONAL GROWTH	IB	170	(194)	(24)	541	(15)	(13)

EQ/JANUS ENTERPRISE	IA	9	(12)	(3)	4	(17)	5
EQ/JANUS ENTERPRISE	IB	18	(16)	2	27	(22)	59

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	149	(45)	104	71	(12)	(4)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	16	(19)	(3)	17	(21)	3

The accompanying notes are an integral part of these financial statements.

FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	10	(6)	4	5	(2)	(6)
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3	(7)	(4)	4	(10)	6

EQ/LARGE CAP GROWTH INDEX	IA	28	(13)	15	23	(17)	(36)
EQ/LARGE CAP GROWTH INDEX	IB	37	(70)	(33)	32	(68)	(7)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	4	(11)	(7)	7	(14)	(49)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	9	(63)	(54)	10	(59)	(16)

EQ/LARGE CAP VALUE INDEX	IA	30	(21)	9	15	(31)	(1)
EQ/LARGE CAP VALUE INDEX	IB	29	(21)	8	22	(23)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	22	(99)	(77)	16	(98)	(82)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	8	(43)	(35)	8	(50)	(42)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	309	(264)	45	1,026	(60)	966

EQ/LOOMIS SAYLES GROWTH	IA	49	(22)	27	47	(21)	26
EQ/LOOMIS SAYLES GROWTH	IB	13	(12)	1	18	(15)	3

EQ/MFS INTERNATIONAL GROWTH	IB	58	(34)	24	34	(36)	(2)

EQ/MFS INTERNATIONAL VALUE	IB	276	(189)	87	1,081	(24)	1,057

EQ/MFS MID CAP FOCUSED GROWTH	IB	90	(86)	4	265	(5)	260

EQ/MFS UTILITIES SERIES	IB	22	(22)	—	106	(4)	102

EQ/MID CAP INDEX	IA	60	(40)	20	57	(23)	34
EQ/MID CAP INDEX	IB	36	(62)	(26)	41	(56)	(15)

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	12	(60)	(48)	10	(63)	(53)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	2	(4)	(2)	2	(3)	(1)

EQ/MODERATE ALLOCATION	A	155	(224)	(69)	147	(145)	2
EQ/MODERATE ALLOCATION	B	25	(73)	(48)	98	(79)	19

EQ/MODERATE GROWTH STRATEGY	IB	37	(32)	5	45	(28)	17

EQ/MODERATE-PLUS ALLOCATION	A	243	(127)	116	198	(184)	14
EQ/MODERATE-PLUS ALLOCATION	B	39	(87)	(48)	60	(134)	(74)

EQ/MONEY MARKET	IA	4,330	(3,717)	613	4,482	(4,402)	80
EQ/MONEY MARKET	IB	591	(496)	95	580	(667)	(87)

The accompanying notes are an integral part of these financial statements.

FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/OPPENHEIMER GLOBAL	IB	—	—	—	—	—	—

EQ/PIMCO GLOBAL REAL RETURN	IB	—	—	—	—	—	—

EQ/PIMCO REAL RETURN	IB	80	(79)	1	322	(17)	305

EQ/PIMCO TOTAL RETURN	IB	262	(141)	121	768	(33)	735

EQ/PIMCO ULTRA SHORT BOND	IA	16	(28)	(12)	18	(20)	(2)
EQ/PIMCO ULTRA SHORT BOND	IB	20	(26)	(6)	25	(26)	(1)

EQ/QUALITY BOND PLUS	IA	45	(32)	13	39	(49)	(10)
EQ/QUALITY BOND PLUS	IB	11	(15)	(4)	10	(16)	(6)

EQ/SCIENCE AND TECHNOLOGY	IB	60	(69)	(9)	272	(15)	257

EQ/SMALL COMPANY INDEX	IA	69	(58)	11	45	(37)	8
EQ/SMALL COMPANY INDEX	IB	18	(15)	3	16	(11)	5

EQ/T. ROWE PRICE GROWTH STOCK	IA	195	(108)	87	203	(79)	124
EQ/T. ROWE PRICE GROWTH STOCK	IB	27	(45)	(18)	53	(57)	(4)

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	29	(42)	(13)	136	(2)	134

EQ/UBS GROWTH & INCOME	IB	11	(6)	5	7	(23)	(16)

EQ/WELLINGTON ENERGY	IB	111	(86)	25	261	(11)	250

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	3	(4)	(1)	7	(8)	(1)

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	19	(7)	12	13	(13)	—

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	45	(41)	4	47	(38)	9

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	24	(15)	9	24	(21)	3

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	17	(9)	8	16	(34)	(18)

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	430	(272)	158	358	(175)	183

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	86	(113)	(27)	144	(93)	51

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	11	(22)	(11)	23	(2)	21

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	1	(5)	(4)	4	(3)	1

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	22	(15)	7	27	(43)	(16)

The accompanying notes are an integral part of these financial statements.

FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	66	(76)	(10)	63	(48)	15

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	128	(86)	42	128	(119)	9

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	11	(10)	1	17	(8)	9

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	15	(14)	1	18	(8)	10

IVY VIP GLOBAL EQUITY INCOME	CLASS II	10	(11)	(1)	5	(6)	(1)

IVY VIP HIGH INCOME	CLASS II	270	(203)	67	270	(104)	166

IVY VIP SMALL CAP GROWTH	CLASS II	36	(19)	17	33	(16)	17

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	—	—	—	—	—	—

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	6	(4)	2	2	(6)	(4)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	15	(5)	10	10	(4)	6

MULTIMANAGER AGGRESSIVE EQUITY	IA	19	(39)	(20)	20	(44)	(24)
MULTIMANAGER AGGRESSIVE EQUITY	IB	8	(16)	(8)	55	(62)	(7)

MULTIMANAGER CORE BOND	IA	31	(25)	6	25	(18)	7
MULTIMANAGER CORE BOND	IB	22	(27)	(5)	24	(44)	(20)

MULTIMANAGER MID CAP GROWTH	IA	—	(2)	(2)	1	(3)	(2)
MULTIMANAGER MID CAP GROWTH	IB	8	(8)	—	5	(7)	(2)

MULTIMANAGER MID CAP VALUE	IA	6	(4)	2	2	(2)	—
MULTIMANAGER MID CAP VALUE	IB	3	(20)	(17)	4	(12)	(8)

MULTIMANAGER TECHNOLOGY	IA	16	(17)	(1)	43	(17)	26
MULTIMANAGER TECHNOLOGY	IB	20	(37)	(17)	59	(58)	1

NATURAL RESOURCES PORTFOLIO	CLASS II	31	(44)	(13)	79	(105)	(26)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	27	(16)	11	25	(18)	7

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	10	(11)	(1)	12	(10)	2

TARGET 2015 ALLOCATION	B	34	(15)	19	27	(14)	13

TARGET 2025 ALLOCATION	B	70	(50)	20	53	(18)	35

TARGET 2035 ALLOCATION	B	106	(34)	72	41	(10)	31

TARGET 2045 ALLOCATION	B	35	(12)	23	29	(6)	23

The accompanying notes are an integral part of these financial statements.

FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

TARGET 2055 ALLOCATION	B	23	(5)	18	11	(4)	7

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	22	(47)	(25)	114	(91)	23

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	209	(184)	25	161	(104)	57

TEMPLETON GROWTH VIP FUND	CLASS 2	4	(4)	—	3	(4)	(1)

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	41	(22)	19	30	(38)	(8)

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	COMMON SHARES	7	(13)	(6)	26	(9)	17

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account FP (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946- Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), BlackRock Variable Series Funds, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Funds Variable Insurance Portfolios, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®

AXA Premier VIP Trust*

•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(1)
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-Plus Allocation(3)
•	EQ/Moderate Allocation(4)
•	EQ/Moderate-Plus Allocation(5)
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Energy(30)
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Low Volatility Global Equity
•	1290 VT Multi-Alternative Strategies(30)
•	1290 VT Natural Resources
•	1290 VT Real Estate(30)
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(6)
•	EQ/500 Managed Volatility(7)
•	EQ/2000 Managed Volatility(8)
•	EQ/AB Small Cap Growth(9)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy(10)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/ClearBridge Large Cap Growth(11)
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(12)
•	EQ/Conservative Strategy(13)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(14)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Manged Volatility(15)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(16)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(17)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(18)
•	EQ/International Value Managed Volatility(19)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(20)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(21)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(22)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(23)
•	EQ/Lazard Emerging Markets Equity

FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/Loomis Sayles Growth(24)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(25)
•	EQ/MFS Technology(30)
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(26)
•	EQ/Moderate Growth Strategy(27)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth(30)
•	EQ/Oppenhiemer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Science And Technology(28)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Templeton Global Equity Managed Volatility(30)
•	EQ/UBS Growth & Income
•	EQ/Wellington Energy(29)
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Government Money Market Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP High Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio
•	Fidelity® VIP Value Strategies Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Mutual Shares VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Ivy Funds Variable Insurance Portfolios

•	Ivy VIP Global Equity Income
•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

The Prudential Series Fund

•	Natural Resources Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund

Vanguard Variable Insurance Fund

•	Vanguard Variable Insurance Fund — Equity Index Portfolio

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Conservative Allocation.
(3)	Formerly known as AXA Conservative-Plus Allocation.
(4)	Formerly known as AXA Moderate Allocation.
(5)	Formerly known as AXA Moderate-Plus Allocation.
(6)	Formerly known as AXA 400 Managed Volatility.
(7)	Formerly known as AXA 500 Managed Volatility.
(8)	Formerly known as AXA 2000 Managed Volatility.
(9)	Formerly known as AXA/AB Small Cap Growth.
(10)	Formerly known as AXA Balanced Strategy.
(11)	Formerly known as AXA/ClearBridge Large Cap Growth.
(12)	Formerly known as AXA Conservative Growth Strategy.
(13)	Formerly known as AXA Conservative Strategy.
(14)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap Portfolio.
(15)	Formerly known as AXA Global Equity Managed Volatility.
(16)	Formerly known as AXA Growth Strategy.
(17)	Formerly known as AXA International Core Managed Volatility.
(18)	Formerly known as AXA International Managed Volatility.
(19)	Formerly known as AXA International Value Managed Volatility.
(20)	Formerly known as AXA/Janus Enterprise.
(21)	Formerly known as AXA Large Cap Core Managed Volatility.
(22)	Formerly known as AXA Large Cap Growth Managed Volatility.
(23)	Formerly known as AXA Large Cap Value Managed Volatility.
(24)	Formerly known as AXA/Loomis Sayles Growth.
(25)	Formerly known as EQ/Ivy Mid Cap Growth.
(26)	Formerly known as AXA Mid Cap Value Managed Volatility.
(27)	Formerly known as AXA Moderate Growth Strategy.
(28)	Formerly known as EQ/Ivy Science and Technology.
(29)	Formerly known as EQ/Ivy Energy .
(30)	The Variable Investment Option became available during 2019, however it had no units at December 31, 2019, thus the Variable Investment Option is excluded from all other sections of the financial statements.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

The Account is used to fund benefits for the following Variable Life products (collectively, the “Contracts”):

•   Accumulator Life

•   Incentive Life

•   Incentive Life 2000

•   Incentive Life Sales (1999 and after)

•   Incentive Life ‘02

•   Incentive Life ‘06

•   Incentive Life® Optimizer

•   Incentive Life Optimizer II

•   Incentive Life Optimizer III

•   VUL Optimizer

•   Incentive Life PlusSM

•   Incentive Life Plus Original Series

•   Paramount Life

•   IL Legacy

•   IL Legacy II

•   IL Legacy III

•   VUL Legacy

•   IL ProtectorSM Incentive

•   Life COLI Incentive Life

•   COLI ‘04

•   Champion 2000

•   Survivorship 2000

•   Survivorship Incentive Life 1999

•   Survivorship Incentive Life ‘02

•   Survivorship Incentive Life® Legacy

•   VUL Survivorship

•   SP-Flex

•   Corporate Owned Incentive Life®

•   COIL Institutional Series

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the “Series 2000 Policies.” Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as “Incentive Life PlusSM.” Incentive Life Plus Contracts issued with a prior prospectus are referred to as “Incentive Life Plus Original Series.”

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units, It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts) to the guaranteed interest account of AXA Equitable’s General Account, and/or index fund options of Separate Account No. 67.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

3.	Fair Value Disclosures (Concluded)

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolio

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$958,071	$550,984
1290 VT DoubleLine Dynamic Allocation	2,956,208	2,000,039
1290 VT DoubleLine Opportunistic Bond	1,634,931	336,809
1290 VT Equity Income	2,327,179	3,084,004
1290 VT GAMCO Mergers & Acquisitions	3,730,057	3,126,551
1290 VT GAMCO Small Company Value	20,822,111	18,349,469
1290 VT Low Volatility Global Equity	204	—
1290 VT Natural Resources	99	—
1290 VT Small Cap Value	11	—
1290 VT SmartBeta Equity	2,078,216	280,894
1290 VT Socially Responsible	1,090,535	1,678,009
All Asset Growth-Alt 20	4,558,017	3,148,531
American Funds Insurance Series® Global Small Capitalization FundSM	2,480,540	946,286
American Funds Insurance Series® New World Fund®	11,075,398	4,087,973
BlackRock Global Allocation V.I. Fund	5,993,565	7,310,675
CharterSM Multi-Sector Bond	3,602,558	6,712,650
CharterSM Small Cap Growth	4,443,566	2,478,547
CharterSM Small Cap Value	2,783,981	3,218,664
ClearBridge Variable Mid Cap Portfolio	386,289	148,535
EQ/400 Managed Volatility	846,839	650,612
EQ/500 Managed Volatility	4,857,639	1,774,002
EQ/2000 Managed Volatility	1,558,773	523,730
EQ/AB Small Cap Growth	28,503,070	25,559,256
EQ/Aggressive Allocation	22,399,911	17,049,629
EQ/American Century Mid Cap Value	7,283,056	7,157,769
EQ/Balanced Strategy	5,489,655	3,259,850
EQ/BlackRock Basic Value Equity	22,221,500	25,080,740
EQ/Capital Guardian Research	17,832,692	24,008,243
EQ/ClearBridge Large Cap Growth	10,409,896	10,197,013
EQ/Common Stock Index	122,914,875	154,517,573
EQ/Conservative Allocation	3,899,765	4,591,808
EQ/Conservative Growth Strategy	902,605	642,669
EQ/Conservative Strategy	410,288	557,075
EQ/Conservative-Plus Allocation	8,159,602	7,560,408
EQ/Core Bond Index	35,652,380	7,179,371
EQ/Emerging Markets Equity PLUS	349	—
EQ/Equity 500 Index	155,498,536	132,963,993
EQ/Fidelity Institutional AM® Large Cap	6,011,560	14,553,785
EQ/Franklin Rising Dividends	5,886,912	6,936,941

FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolio (Continued)

	Purchases	Sales
EQ/Franklin Strategic Income	$7,051,106	$4,558,765
EQ/Global Bond PLUS	2,114,544	2,541,327
EQ/Global Equity Managed Volatility	8,381,218	13,041,185
EQ/Goldman Sachs Mid Cap Value	1,458,063	1,282,137
EQ/Growth Strategy	7,414,023	4,663,793
EQ/Intermediate Government Bond	5,741,277	8,510,566
EQ/International Core Managed Volatility	4,241,855	8,008,442
EQ/International Equity Index	20,159,681	30,576,821
EQ/International Managed Volatility	1,541,574	148,975
EQ/International Value Managed Volatility	7,293,815	8,229,824
EQ/Invesco Comstock	4,945,663	4,563,020
EQ/Invesco Global Real Estate	10,394,812	6,787,818
EQ/Invesco International Growth	7,880,624	9,458,397
EQ/Janus Enterprise	8,248,472	6,867,913
EQ/JPMorgan Value Opportunities	13,071,868	8,349,261
EQ/Large Cap Core Managed Volatility	4,070,691	2,863,852
EQ/Large Cap Growth Index	25,325,263	20,071,564
EQ/Large Cap Growth Managed Volatility	28,340,942	33,562,591
EQ/Large Cap Value Index	9,693,682	5,318,842
EQ/Large Cap Value Managed Volatility	36,018,612	37,974,171
EQ/Lazard Emerging Markets Equity	18,300,204	15,610,826
EQ/Loomis Sayles Growth	10,903,018	8,114,380
EQ/MFS International Growth	13,275,043	6,209,235
EQ/MFS International Value	14,734,578	15,081,888
EQ/MFS Mid Cap Focused Growth	7,118,402	7,996,126
EQ/MFS Utilities Series	811,000	750,414
EQ/Mid Cap Index	21,570,890	21,764,336
EQ/Mid Cap Value Managed Volatility	15,471,436	23,307,372
EQ/Moderate Allocation	66,251,601	86,269,677
EQ/Moderate Growth Strategy	11,488,364	5,846,070
EQ/Moderate-Plus Allocation	53,159,621	39,098,132
EQ/Money Market	198,378,713	176,079,683
EQ/Oppenhiemer Global	144	—
EQ/PIMCO Global Real Return	34	—
EQ/PIMCO Real Return	5,224,003	5,048,831
EQ/PIMCO Total Return	23,358,899	13,360,961
EQ/PIMCO Ultra Short Bond	4,901,128	6,434,173
EQ/Quality Bond PLUS	4,331,314	6,247,125
EQ/Science And Technology	11,164,789	11,909,693
EQ/Small Company Index	25,825,822	20,490,437
EQ/T. Rowe Price Growth Stock	22,207,693	19,462,823
EQ/T. Rowe Price Health Sciences	1,422,893	3,732,509
EQ/UBS Growth & Income	2,724,077	1,312,411
EQ/Wellington Energy	3,768,355	3,013,634
Fidelity® VIP Asset Manager: Growth Portfolio	161,322	257,938
Fidelity® VIP Equity-Income Portfolio	789,012	280,546
Fidelity® VIP Government Money Market Portfolio	526,420	425,730
Fidelity® VIP Growth & Income Portfolio	3,302,949	1,928,495
Fidelity® VIP High Income Portfolio	1,051,857	646,303
Fidelity® VIP Investment Grade Bond Portfolio	13,610,043	11,325,197
Fidelity® VIP Mid Cap Portfolio	9,218,454	7,598,616
Fidelity® VIP Value Portfolio	555,265	968,993
Fidelity® VIP Value Strategies Portfolio	74,838	211,774
Franklin Mutual Shares VIP Fund	2,306,993	1,370,459

FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolio (Concluded)

	Purchases	Sales
Franklin Small Cap Value VIP Fund	$4,890,777	$3,257,602
Invesco V.I. Diversified Dividend Fund	4,556,478	2,344,667
Invesco V.I. Mid Cap Core Equity Fund	1,206,567	866,736
Invesco V.I. Small Cap Equity Fund	1,963,243	1,427,380
Ivy VIP Global Equity Income	402,837	205,497
Ivy VIP High Income	12,159,166	7,695,266
Ivy VIP Small Cap Growth	3,337,763	2,611,564
Lord Abbett Series Fund — Bond Debenture Portfolio	18	—
MFS® Investors Trust Series	1,582,199	1,013,990
MFS® Massachusetts Investors Growth Stock Portfolio	5,019,910	1,182,374
Multimanager Aggressive Equity	56,173,886	43,944,439
Multimanager Core Bond	6,807,372	6,687,236
Multimanager Mid Cap Growth	6,074,119	3,660,642
Multimanager Mid Cap Value	4,383,654	6,249,632
Multimanager Technology	26,549,417	22,732,099
Natural Resources Portfolio	927,958	1,686,851
PIMCO CommodityRealReturn® Strategy Portfolio	2,238,429	1,101,716
T. Rowe Price Equity Income Portfolio	3,352,978	2,312,054
Target 2015 Allocation	1,109,502	658,426
Target 2025 Allocation	6,956,518	3,444,917
Target 2035 Allocation	4,785,612	3,162,579
Target 2045 Allocation	2,106,629	605,126
Target 2055 Allocation	818,854	300,228
Templeton Developing Markets VIP Fund	2,670,273	5,523,020
Templeton Global Bond VIP Fund	12,949,977	8,255,466
Templeton Growth VIP Fund	1,623,918	686,438
VanEck VIP Global Hard Assets Fund	2,574,917	1,368,412
Vanguard Variable Insurance Fund — Equity Index Portfolio	2,743,756	4,015,520

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG

FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC (“AXA Network”) or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

AXA Equitable serves as the transfer agent for EQAT and VIP.

6.	Reorganization

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacemen Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value

Share Class	Class II	Class IB
Shares	2,588,795	2,588,795
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$53,122,080	$—
Net Assets After Substitution	$—	$53,122,080
Realized Gain	$1,058,165

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)

Share Class	Service Class 2	Class IB
Shares	3,085,057	3,085,057
Net Asset Value	$34.69	$34.69
Net Assets Before Substitution	$107,020,640	$—
Net Assets After Substitution	$—	$107,020,640
Realized Gain	$4,374,131

October 22, 2018	Franklin Rising Dividends VIP Fund	EQ/Franklin Rising Dividends

Share Class	Class 2	Class IB
Shares	2,166,839	2,166,839
Net Asset Value	$27.02	$27.02
Net Assets Before Substitution	$58,544,319	$—
Net Assets After Substitution	$—	$58,544,319
Realized Gain	$2,340,403

October 22, 2018	Franklin Strategic Income VIP Fund	EQ/Franklin Strategic Income

Share Class	Class 2	Class IB
Shares	3,248,845	3,248,845
Net Asset Value	$10.42	$10.42
Net Assets Before Substitution	$33,858,489	$—
Net Assets After Substitution	—	$33,858,489
Realized Loss	$(1,778,147)

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value

Share Class	Service Shares	Class IB
Shares	544,224	544,224
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$9,083,104	$—
Net Assets After Substitution	$—	$9,083,104
Realized Gain	$153,986

FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate

Share Class	Series II	Class IB
Shares	2,388,624	2,388,624
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$36,378,751	$—
Net Assets After Substitution	$—	$36,378,751
Realized Loss	$(2,574,457)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth

Share Class	Series II	Class IB
Shares	969,615	969,615
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$33,335,358	$—
Net Assets After Substitution	$—	$33,335,358
Realized Loss	$(1,596,562)

October 22, 2018	Lazard Retirement Emerging Markets EQuity Portfolio	EQ/Lazard Emerging Markets EQuity

Share Class	Service Shares	Class IB
Shares	2,720,369	2,720,369
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$52,883,976	$—
Net Assets After Substitution	$—	$52,883,976
Realized Loss	$(3,500,104)

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value

Share Class	Service Class	Class IB
Shares	4,131,041	4,131,041
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$106,126,439	$—
Net Assets After Substitution	$—	$106,126,439
Realized Gain	$7,133,907

October 22, 2018	Ivy VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)

Share Class	Common Shares	Class IB
Shares	2,981,041	2,981,041
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$36,195,798	$—
Net Assets After Substitution	$—	$36,195,798
Realized Gain	$4,863,881

FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series

Share Class	Service Class	Class IB
Shares	80,952	80,952
Net Asset Value	$29.84	$29.84
Net Assets Before Substitution	$2,415,612	$—
Net Assets After Substitution	$—	$2,415,612
Realized Gain	$174,517

October 22, 2018	PIMCO Real Return Portfolio	EQ/PIMCO Real Return

Share Class	Advisor Class	Class IB
Shares	2,076,751	2,076,751
Net Asset Value	$11.87	$11.87
Net Assets Before Substitution	$24,651,040	$—
Net Assets After Substitution	$—	$24,651,040
Realized Loss	$(1,438,476)

October 22, 2018	PIMCO Total Return Portfolio	EQ/PIMCO Total Return

Share Class	Advisor Class	Class IB
Shares	6,300,749	6,300,749
Net Asset Value	$10.51	$10.51
Net Assets Before Substitution	$66,220,873	$—
Net Assets After Substitution	$—	$66,220,873
Realized Loss	$(2,751,515)

October 22, 2018	Ivy VIP Science And Technology	EQ/Science And Technology(3)

Share Class	Common Shares	Class IB
Shares	1,236,407	1,236,407
Net Asset Value	$28.96	$28.96
Net Assets Before Substitution	$35,811,031	$—
Net Assets After Substitution	$—	$35,811,031
Realized Gain	$4,512,498

October 22, 2018	T. Rowe Price Health Sciences Portfolio	EQ/T. Rowe Price Health Sciences

Share Class	Class II	Class IB
Shares	180,949	180,949
Net Asset Value	$45.62	$45.62
Net Assets Before Substitution	$8,254,879	$—
Net Assets After Substitution	$—	$8,254,879
Realized Gain	$929,504

FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Concluded)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Ivy VIP Energy	EQ/Wellington Energy(4)

Share Class	Common Shares	Class IB
Shares	2,446,697	2,446,697
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$13,993,395	$—
Net Assets After Substitution	$—	$13,993,395
Realized Loss	$(512,717)

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Science And Technology.
(4)	Formerly known as EQ/Ivy Energy.

7.	Asset-based Charges and Contractowner Charges

The table below lists the charges for each product. These charges are reflected as “Asset-based Charges” in the Statement of Operations or as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

	Mortality and Expense Risks		Mortality		Administrative		Total
Accumulator Life	varies(b	)(d)	varies(b	)	varies(b	)(f)	varies
Incentive Life, Champion 2000	0.60	%(a)	—		—		0.60%
Incentive Life 2000, Incentive Life 1999, Incentive Life Plus	0.60	%(l)(n)	—		—		0.60%
Incentive Life ‘02	varies(b	)(g)	—		—		0.80%
Incentive Life ‘06	0.85	%(b)(e)	—		—		0.85%
Survivorship Incentive Life ‘02	0.90	%(b)(m)	—		—		0.90%
Paramount Life	0.60	%(a)	—		—		0.60%
Incentive Life Plus Original Series	0.60	%(b)(l)	—		—		0.60%
Incentive Life COLI	0.60	%(b)	—		—		0.60%
Incentive Life COLI ‘04	0.75	%(b)(c)	—		—		0.75%
Survivorship Incentive Life 1999	0.60	%(a)	—		—		0.60%
Survivorship 2000	0.90	%(a)	—		—		0.90%
IL Legacy	1.75	%(b)(h)	—		—		1.75%
IL Legacy II	0.85	%(b)(i)(l)	—		—		0.85%
IL Legacy III	0.85	%(b)(i)(l)	—		—		0.85%
VUL LegacySM	0.85	%(b)(p)(s)	—		—		0.85%
IL Protector	0.80	%(a)	—		—		0.80%
SP-Flex	0.85	%(a)	0.60	%(a)	0.35	%(a)	1.80%
Incentive Life® Optimizer	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer II	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer III	0.60	%(b)(l)(o)	—		—		0.60%
VUL Optimizer IIISM	0.60	%(b)(o)(p)	—		—		0.60%
Survivorship Incentive Life® Legacy	0.55	%(b)(j)	—		—		0.55%
VUL Survivorship	0.80	%(b)(r)	—		—		0.80%
Corporate Owned Incentive Life®	0.35	%(b)(k)(l)	—		—		0.35%
COIL Institutional SeriesSM	0.25	%(b)(l)(q)	—		—		0.25%

(a)	Charged to daily net assets of the Account.
(b)	Charged to Contractowners Account and is included in Redemptions for contract benefits and terminations in the Statements of Changes in Net Assets.
(c)	Policy years 1–5 0.75% (1.00% maximum) Policy years 6–20 0.55% (0.75% maximum) Policy years 21+ 0.35% (0.50% maximum).
(d)	Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1–10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum.
(e)	Policy years 1–8 0.85% (1.00% maximum) Policy years 9– 10 0.00% (1.00% maximum) Policy years 11+ 0.00% (0.50% maximum).

FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

(f)	Policy years 1–10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%.
(g)	Policy years 1–15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum).
(h)	Policy years 1–10 1.75% (maximum and current) Policy years 11–20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum).
(i)	Policy years 1–15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
(j)	Policy years 1–15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
(k)	Policy years 1–10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum).
(l)	For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
(m)	Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum).
(n)	Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
(o)	Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.00% (current) Policy years 11+ 0.50% (maximum).
(p)	For policies with MSO, there is an additional charge of 1.15% (2.40% maximum) of any policy account value allocated to each segment.
(q)	Policy years 1–10 0.25% (0.50% maximum) Policy years 11+ 0.05%(0.35 maximum).
(r)	Policy years 1–15 0.80% (current and maximum) Policy years 16+ 0.00% (0.80% maximum).
(s)	Policy years 1–15 0.50% ( 0.85% maximum) Policy years 16+ 0.00% (0.85% maximum).

The Accumulator Life Program utilizes two insurance products — a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life ‘02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner’s Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner’s Variable Investment Options The Survivorship Incentive Life ‘02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner’s Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life ‘06, Incentive Life® Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Optimizer III and VUL OptimizerSM mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

The VUL LegacySM mortality and expense risk charge of 0.50% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life® Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The VUL Survivorship mortality and expense risk charge of 0.80% will be in effect for the first fifteen policy years. For policy years sixteen and later, no charge is deducted on a current basis. The current mortality and expense risk charges are equal to or lower than the guaranteed charges.

The Corporate Owned Incentive Life® mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional SeriesSM mortality and expense risk charge of 0.25% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life® policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer, COIL Institutional Series, and VUL Survivorship policies, there is an additional charge of 1.15% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI ‘04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life ‘02, Incentive Life 1999, Incentive Life ‘02, Incentive Life ‘06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI ‘04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, VUL Legacy, VUL Optimizer, VUL Survivorship and COIL Institutional Series and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners’ accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Redemptions for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Redemptions for contract benefits and terminations.

FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Concluded)

The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Riders	Monthly	Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.	Unit liquidation from account value

Death Benefit Guarantee (Guaranteed Minimum Death Benefit Charge)	Monthly	Low – $0.01 for each $1,000 of face amount of the policy High – $0.02 for each $1,000 of face amount of the policy	Unit liquidation from account value

Charge for State and Local Tax Expense	At time of premium payment	Varies by state of residence of insured person.	Deducted from premium

Charge for Federal Tax Expenses	At time of premium payment	1.25%	Deducted from premium

Premium Charge	At time of premium payment	Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums	Deducted from premium

Monthly administrative charges	Monthly

Low – $8 per month

High – Depending on face amount, policyholder age at issue and policy year, up to $55 per month. Depending on the policy, may also be a charge per $1,000 of face amount ranging from $0.03 to $0.70

Unit liquidation from account value

Cost of Insurance (COI) and Rating charge	Monthly	Amount varies depending upon specifics of policy. COI based upon amount at risk. Rating Charge based upon face amount of insurance.	Unit liquidation from account value

Surrender, termination or decrease in face amount of policy during the first 10 or 15 years depending on Contract	At time of transaction	The amount of surrender charges if applicable is set forth in your policy.	Unit liquidation from account value

Partial Withdrawal	At time of transaction	$25 (or if less, 2% of the withdrawal), if applicable	Unit liquidation from account value

Increase in policy’s face amount	At time of transaction	$1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable	Unit liquidation from account value

Administrative Surrender Charge	At time of transaction	$2 to $6 per 1,000 depending on issue age which after the third year declines if applicable Depending on the policy, may also be a charge per policy ranging from $450 to $540 which after the third year declines	Unit liquidation from account value

Transfers among investment options	At time of transaction	Low – $25 after 12 transfers if applicable High – $25 per transfer	Unit liquidation from account value

FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2019	Lowest contract charge 0.00% Class IB	$15.11	—	—	—	23.95%
	Highest contract charge 0.60% Class IB	$147.77	—	—	—	23.19%
	All contract charges	—	39	$1,838	4.09%	—
2018	Lowest contract charge 0.00% Class IB	$12.19	—	—	—	(4.24)%
	Highest contract charge 0.60% Class IB	$119.95	—	—	—	(4.83)%
	All contract charges	—	21	$1,204	3.16%	—
2017	Lowest contract charge 0.00% Class IB	$12.73	—	—	—	14.27%
	Highest contract charge 0.60% Class IB	$126.04	—	—	—	13.59%
	All contract charges	—	6	$605	9.59%	—
2016	Lowest contract charge 0.00% Class IB(c)	$11.14	—	—	—	10.08%
	Highest contract charge 0.60% Class IB(c)	$110.96	—	—	—	9.68%
	All contract charges	—	—	$9	9.66%	—

1290 VT DoubleLine Dynamic Allocation
2019	Lowest contract charge 0.00% Class IB	$139.50	—	—	—	18.10%
	Highest contract charge 0.90% Class IB	$131.36	—	—	—	17.03%
	All contract charges	—	144	$13,015	2.12%	—
2018	Lowest contract charge 0.00% Class IB	$118.12	—	—	—	(4.12)%
	Highest contract charge 0.90% Class IB	$112.24	—	—	—	(4.99)%
	All contract charges	—	179	$10,754	1.55%	—
2017	Lowest contract charge 0.00% Class IB	$123.19	—	—	—	9.61%
	Highest contract charge 0.90% Class IB	$118.13	—	—	—	8.64%
	All contract charges	—	258	$12,307	0.61%	—
2016	Lowest contract charge 0.00% Class IB	$112.39	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$108.74	—	—	—	7.63%
	All contract charges	—	190	$9,492	1.68%	—
2015	Lowest contract charge 0.00% Class IB	$103.48	—	—	—	(3.72)%
	Highest contract charge 0.90% Class IB	$101.03	—	—	—	(4.60)%
	All contract charges	—	134	$5,897	1.31%	—

1290 VT DoubleLine Opportunistic Bond
2019	Lowest contract charge 0.00% Class IB	$109.38	—	—	—	8.12%
	Highest contract charge 0.60% Class IB	$107.65	—	—	—	7.47%
	All contract charges	—	64	$1,945	3.84%	—
2018	Lowest contract charge 0.00% Class IB	$101.17	—	—	—	(0.94)%
	Highest contract charge 0.60% Class IB	$100.17	—	—	—	(1.53)%
	All contract charges	—	13	$607	3.81%	—
2017	Lowest contract charge 0.00% Class IB(d)	$102.13	—	—	—	1.58%
	Highest contract charge 0.60% Class IB(d)	$101.73	—	—	—	1.20%
	All contract charges	—	3	$200	3.42%	—

1290 VT Equity Income
2019	Lowest contract charge 0.00% Class IA	$205.79	—	—	—	24.21%
	Highest contract charge 0.90% Class IA	$183.47	—	—	—	23.09%
	All contract charges	—	26	$4,969	2.28%	—

FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Equity Income (Continued)
2018	Lowest contract charge 0.00% Class IA	$165.68	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IA	$149.05	—	—	—	(12.49)%
	All contract charges	—	28	$4,388	2.01%	—
2017	Lowest contract charge 0.00% Class IA	$187.61	—	—	—	15.84%
	Highest contract charge 0.90% Class IA	$170.32	—	—	—	14.80%
	All contract charges	—	32	$5,633	1.70%	—
2016	Lowest contract charge 0.00% Class IA	$161.95	—	—	—	12.98%
	Highest contract charge 0.90% Class IA	$148.36	—	—	—	11.97%
	All contract charges	—	31	$4,827	1.96%	—
2015	Lowest contract charge 0.00% Class IA	$143.34	—	—	—	(1.70)%
	Highest contract charge 0.90% Class IA	$132.50	—	—	—	(2.59)%
	All contract charges	—	33	$4,517	1.55%	—

1290 VT Equity Income
2019	Lowest contract charge 0.00% Class IB	$283.57	—	—	—	24.21%
	Highest contract charge 0.60% Class IB	$188.42	—	—	—	23.47%
	All contract charges	—	66	$17,330	2.28%	—
2018	Lowest contract charge 0.00% Class IB	$228.29	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IB	$152.60	—	—	—	(12.22)%
	All contract charges	—	70	$14,898	2.01%	—
2017	Lowest contract charge 0.00% Class IB	$258.51	—	—	—	15.84%
	Highest contract charge 0.60% Class IB	$173.85	—	—	—	15.15%
	All contract charges	—	71	$17,017	1.70%	—
2016	Lowest contract charge 0.00% Class IB	$223.16	—	—	—	12.99%
	Highest contract charge 0.60% Class IB	$150.98	—	—	—	12.30%
	All contract charges	—	73	$15,213	1.96%	—
2015	Lowest contract charge 0.00% Class IB	$197.51	—	—	—	(1.70)%
	Highest contract charge 0.60% Class IB	$134.44	—	—	—	(2.29)%
	All contract charges	—	79	$14,262	1.55%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	Highest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	All contract charges	—	41	$798	4.12%	—
2018	Lowest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	Highest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	All contract charges	—	29	$712	1.48%	—
2017	Lowest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	Highest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	All contract charges	—	44	$988	0.17%	—
2016	Lowest contract charge 0.00% Class IA	$140.45	—	—	—	7.69%
	Highest contract charge 0.00% Class IA	$140.45	—	—	—	7.69%
	All contract charges	—	18	$746	0.01%	—
2015	Lowest contract charge 0.00% Class IA	$130.42	—	—	—	2.63%
	Highest contract charge 0.00% Class IA	$130.42	—	—	—	2.63%
	All contract charges	—	21	$699	0.00%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.00% Class IB	$197.64	—	—	—	8.62%
	Highest contract charge 0.90% Class IB	$141.27	—	—	—	7.64%
	All contract charges	—	90	$15,281	4.12%	—
2018	Lowest contract charge 0.00% Class IB	$181.95	—	—	—	(4.91)%
	Highest contract charge 0.90% Class IB	$131.24	—	—	—	(5.77)%
	All contract charges	—	91	$14,377	1.48%	—
2017	Lowest contract charge 0.00% Class IB	$191.34	—	—	—	6.18%
	Highest contract charge 0.90% Class IB	$139.27	—	—	—	5.23%
	All contract charges	—	93	$15,203	0.17%	—
2016	Lowest contract charge 0.00% Class IB	$180.20	—	—	—	7.69%
	Highest contract charge 0.90% Class IB	$132.35	—	—	—	6.73%
	All contract charges	—	92	$14,108	0.01%	—

FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions (Continued)
2015	Lowest contract charge 0.00% Class IB	$167.33	—	—	—	2.62%
	Highest contract charge 0.90% Class IB	$124.01	—	—	—	1.70%
	All contract charges	—	96	$13,717	0.00%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	Highest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	All contract charges	—	285	$8,982	0.60%	—
2018	Lowest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	Highest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	All contract charges	—	265	$7,034	0.55%	—
2017	Lowest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	Highest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	All contract charges	—	196	$6,619	0.62%	—
2016	Lowest contract charge 0.00% Class IA	$215.78	—	—	—	23.27%
	Highest contract charge 0.00% Class IA	$215.78	—	—	—	23.27%
	All contract charges	—	177	$6,106	0.51%	—
2015	Lowest contract charge 0.00% Class IA	$175.04	—	—	—	(5.70)%
	Highest contract charge 0.00% Class IA	$175.04	—	—	—	(5.70)%
	All contract charges	—	156	$4,668	0.53%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IB	$458.78	—	—	—	23.35%
	Highest contract charge 0.90% Class IB	$267.16	—	—	—	22.24%
	All contract charges	—	496	$188,147	0.60%	—
2018	Lowest contract charge 0.00% Class IB	$371.93	—	—	—	(15.58)%
	Highest contract charge 0.90% Class IB	$218.55	—	—	—	(16.34)%
	All contract charges	—	511	$155,857	0.55%	—
2017	Lowest contract charge 0.00% Class IB	$440.57	—	—	—	16.10%
	Highest contract charge 0.90% Class IB	$261.25	—	—	—	15.05%
	All contract charges	—	532	$191,106	0.62%	—
2016	Lowest contract charge 0.00% Class IB	$379.49	—	—	—	23.27%
	Highest contract charge 0.90% Class IB	$227.07	—	—	—	22.17%
	All contract charges	—	542	$166,766	0.51%	—
2015	Lowest contract charge 0.00% Class IB	$307.85	—	—	—	(5.70)%
	Highest contract charge 0.90% Class IB	$185.87	—	—	—	(6.55)%
	All contract charges	—	566	$139,280	0.53%	—

1290 VT Low Volatility Global Equity
2019	Lowest contract charge 0.00% Class IB(v)	$106.66	—	—	—	4.12%
	Highest contract charge 0.00% Class IB(v)	$106.66	—	—	—	4.12%
	All contract charges	—	—	—	11.17%	—

1290 VT Natural Resources
2019	Lowest contract charge 0.00% Class IB(v)	$102.67	—	—	—	(1.01)%
	Highest contract charge 0.00% Class IB(v)	$102.67	—	—	—	(1.01)%
	All contract charges	—	—	—	0.00%	—

1290 VT Small Cap Value
2019	Lowest contract charge 0.00% Class IB(v)	$109.04	—	—	—	5.00%
	Highest contract charge 0.00% Class IB(v)	$109.04	—	—	—	5.00%
	All contract charges	—	—	—	0.00%	—

1290 VT SmartBeta Equity
2019	Lowest contract charge 0.00% Class IB	$15.03	—	—	—	26.94%
	Highest contract charge 0.60% Class IB	$147.01	—	—	—	26.17%
	All contract charges	—	139	$3,495	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$11.84	—	—	—	(6.11)%
	Highest contract charge 0.60% Class IB	$116.52	—	—	—	(6.66)%
	All contract charges	—	63	$1,273	1.63%	—

FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT SmartBeta Equity (Continued)
2017	Lowest contract charge 0.00% Class IB	$12.61	—	—	—	21.72%
	Highest contract charge 0.60% Class IB	$124.83	—	—	—	20.99%
	All contract charges	—	21	$598	1.84%	—
2016	Lowest contract charge 0.00% Class IB(c)	$10.36	—	—	—	3.81%
	Highest contract charge 0.60% Class IB(c)	$103.17	—	—	—	3.41%
	All contract charges	—	13	$181	2.62%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	Highest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	All contract charges	—	1	$396	0.88%	—
2018	Lowest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	Highest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	All contract charges	—	1	$273	0.98%	—
2017	Lowest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	Highest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	All contract charges	—	1	$308	1.04%	—
2016	Lowest contract charge 0.00% Class IA	$284.69	—	—	—	9.96%
	Highest contract charge 0.00% Class IA	$284.69	—	—	—	9.96%
	All contract charges	—	1	$201	1.28%	—
2015	Lowest contract charge 0.00% Class IA	$258.91	—	—	—	0.47%
	Highest contract charge 0.00% Class IA	$258.91	—	—	—	0.47%
	All contract charges	—	1	$216	1.07%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IB	$267.51	—	—	—	30.26%
	Highest contract charge 0.90% Class IB	$222.49	—	—	—	29.09%
	All contract charges	—	10	$2,388	0.88%	—
2018	Lowest contract charge 0.00% Class IB	$205.36	—	—	—	(4.37)%
	Highest contract charge 0.90% Class IB	$172.35	—	—	—	(5.23)%
	All contract charges	—	12	$2,364	0.98%	—
2017	Lowest contract charge 0.00% Class IB	$214.75	—	—	—	20.40%
	Highest contract charge 0.90% Class IB	$181.87	—	—	—	19.32%
	All contract charges	—	16	$3,042	1.04%	—
2016	Lowest contract charge 0.00% Class IB	$178.36	—	—	—	9.96%
	Highest contract charge 0.90% Class IB	$152.42	—	—	—	8.96%
	All contract charges	—	14	$2,297	1.28%	—
2015	Lowest contract charge 0.00% Class IB	$162.21	—	—	—	0.48%
	Highest contract charge 0.90% Class IB	$139.88	—	—	—	(0.43)%
	All contract charges	—	11	$1,624	1.07%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 0.00% Class IB	$183.25	—	—	—	19.09%
	Highest contract charge 0.90% Class IB	$167.87	—	—	—	18.02%
	All contract charges	—	268	$35,036	1.73%	—
2018	Lowest contract charge 0.00% Class IB	$153.87	—	—	—	(7.56)%
	Highest contract charge 0.90% Class IB	$142.24	—	—	—	(8.39)%
	All contract charges	—	270	$29,859	1.97%	—
2017	Lowest contract charge 0.00% Class IB	$166.45	—	—	—	15.90%
	Highest contract charge 0.90% Class IB	$155.27	—	—	—	14.85%
	All contract charges	—	251	$28,921	1.62%	—
2016	Lowest contract charge 0.00% Class IB	$143.62	—	—	—	9.57%
	Highest contract charge 0.90% Class IB	$135.19	—	—	—	8.58%
	All contract charges	—	158	$19,692	1.36%	—
2015	Lowest contract charge 0.00% Class IB	$131.08	—	—	—	(3.96)%
	Highest contract charge 0.90% Class IB	$124.51	—	—	—	(4.82)%
	All contract charges	—	136	$17,513	0.84%	—

FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Global Small Capitalization FundSM
2019	Lowest contract charge 0.00% Class 4	$171.78	—	—	—	31.25%
	Highest contract charge 0.90% Class 4	$161.76	—	—	—	30.06%
	All contract charges	—	149	$11,849	0.01%	—
2018	Lowest contract charge 0.00% Class 4	$130.88	—	—	—	(10.81)%
	Highest contract charge 0.90% Class 4	$124.37	—	—	—	(11.61)%
	All contract charges	—	115	$8,267	0.02%	—
2017	Lowest contract charge 0.00% Class 4	$146.74	—	—	—	25.62%
	Highest contract charge 0.90% Class 4	$140.71	—	—	—	24.50%
	All contract charges	—	69	$7,356	0.38%	—
2016	Lowest contract charge 0.00% Class 4	$116.81	—	—	—	1.85%
	Highest contract charge 0.90% Class 4	$113.02	—	—	—	0.93%
	All contract charges	—	47	$4,107	0.11%	—
2015	Lowest contract charge 0.00% Class 4	$114.69	—	—	—	(0.02)%
	Highest contract charge 0.90% Class 4	$111.98	—	—	—	(0.92)%
	All contract charges	—	43	$3,590	0.00%	—

American Funds Insurance Series® New World Fund®
2019	Lowest contract charge 0.00% Class 4	$142.11	—	—	—	28.82%
	Highest contract charge 0.90% Class 4	$133.83	—	—	—	27.66%
	All contract charges	—	581	$31,080	0.84%	—
2018	Lowest contract charge 0.00% Class 4	$110.32	—	—	—	(14.25)%
	Highest contract charge 0.90% Class 4	$104.83	—	—	—	(15.03)%
	All contract charges	—	404	$19,113	0.82%	—
2017	Lowest contract charge 0.00% Class 4	$128.66	—	—	—	29.06%
	Highest contract charge 0.90% Class 4	$123.37	—	—	—	27.90%
	All contract charges	—	222	$12,711	0.87%	—
2016	Lowest contract charge 0.00% Class 4	$99.69	—	—	—	5.05%
	Highest contract charge 0.90% Class 4	$96.46	—	—	—	4.10%
	All contract charges	—	172	$7,858	0.69%	—
2015	Lowest contract charge 0.00% Class 4	$94.90	—	—	—	(3.38)%
	Highest contract charge 0.90% Class 4	$92.66	—	—	—	(4.24)%
	All contract charges	—	139	$6,032	0.57%	—

BlackRock Global Allocation V.I. Fund
2019	Lowest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	Highest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	All contract charges	—	250	$4,841	1.08%	—
2018	Lowest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	Highest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	All contract charges	—	302	$5,434	1.04%	—
2017	Lowest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	Highest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	All contract charges	—	193	$4,268	1.33%	—
2016	Lowest contract charge 0.00% Class III	$135.56	—	—	—	3.81%
	Highest contract charge 0.00% Class III	$135.56	—	—	—	3.81%
	All contract charges	—	171	$4,445	0.69%	—
2015	Lowest contract charge 0.00% Class III	$130.59	—	—	—	(1.00)%
	Highest contract charge 0.00% Class III	$130.59	—	—	—	(1.00)%
	All contract charges	—	203	$9,384	1.08%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.00% Class A	$255.06	—	—	—	6.91%
	Highest contract charge 0.90% Class A	$242.73	—	—	—	5.95%
	All contract charges	—	203	$52,574	2.06%	—
2018	Lowest contract charge 0.00% Class A	$238.57	—	—	—	(0.50)%
	Highest contract charge 0.90% Class A	$229.10	—	—	—	(1.40)%
	All contract charges	—	212	$53,081	2.21%	—

FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Multi-Sector Bond (Continued)
2017	Lowest contract charge 0.00% Class A	$239.78	—	—	—	2.24%
	Highest contract charge 0.90% Class A	$232.36	—	—	—	1.32%
	All contract charges	—	220	$57,442	1.58%	—
2016	Lowest contract charge 0.00% Class A	$234.53	—	—	—	2.93%
	Highest contract charge 0.90% Class A	$229.34	—	—	—	2.01%
	All contract charges	—	252	$66,941	1.97%	—
2015	Lowest contract charge 0.00% Class A	$227.86	—	—	—	(0.64)%
	Highest contract charge 0.90% Class A	$224.83	—	—	—	(1.53)%
	All contract charges	—	265	$70,209	1.52%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.00% Class B	$154.29	—	—	—	6.91%
	Highest contract charge 0.60% Class B	$117.67	—	—	—	6.27%
	All contract charges	—	113	$14,929	2.06%	—
2018	Lowest contract charge 0.00% Class B	$144.32	—	—	—	(0.50)%
	Highest contract charge 0.60% Class B	$110.73	—	—	—	(1.10)%
	All contract charges	—	118	$14,419	2.21%	—
2017	Lowest contract charge 0.00% Class B	$145.05	—	—	—	2.24%
	Highest contract charge 0.60% Class B	$111.96	—	—	—	1.62%
	All contract charges	—	126	$15,563	1.58%	—
2016	Lowest contract charge 0.00% Class B	$141.87	—	—	—	2.93%
	Highest contract charge 0.60% Class B	$110.17	—	—	—	2.31%
	All contract charges	—	132	$15,824	1.97%	—
2015	Lowest contract charge 0.00% Class B	$137.83	—	—	—	(0.64)%
	Highest contract charge 0.60% Class B	$107.68	—	—	—	(1.24)%
	All contract charges	—	136	$15,816	1.52%	—

CharterSM Small Cap Growth
2019	Lowest contract charge 0.00% Class B	$306.19	—	—	—	33.05%
	Highest contract charge 0.90% Class B	$186.28	—	—	—	31.85%
	All contract charges	—	63	$16,764	1.98%	—
2018	Lowest contract charge 0.00% Class B	$230.14	—	—	—	(5.03)%
	Highest contract charge 0.90% Class B	$141.28	—	—	—	(5.89)%
	All contract charges	—	62	$12,512	3.68%	—
2017	Lowest contract charge 0.00% Class B	$242.33	—	—	—	24.36%
	Highest contract charge 0.90% Class B	$150.12	—	—	—	23.24%
	All contract charges	—	62	$13,055	2.72%	—
2016	Lowest contract charge 0.00% Class B	$194.86	—	—	—	9.35%
	Highest contract charge 0.90% Class B	$121.81	—	—	—	8.37%
	All contract charges	—	63	$10,707	0.00%	—
2015	Lowest contract charge 0.00% Class B	$178.20	—	—	—	(6.04)%
	Highest contract charge 0.90% Class B	$112.40	—	—	—	(6.89)%
	All contract charges	—	72	$11,024	0.27%	—

CharterSM Small Cap Value
2019	Lowest contract charge 0.00% Class A	$365.23	—	—	—	24.64%
	Highest contract charge 0.60% Class A	$331.22	—	—	—	23.89%
	All contract charges	—	35	$12,775	0.46%	—
2018	Lowest contract charge 0.00% Class A	$293.02	—	—	—	(12.98)%
	Highest contract charge 0.60% Class A	$267.34	—	—	—	(13.51)%
	All contract charges	—	37	$10,770	1.15%	—
2017	Lowest contract charge 0.00% Class A	$336.73	—	—	—	11.29%
	Highest contract charge 0.60% Class A	$309.09	—	—	—	10.63%
	All contract charges	—	43	$14,136	1.45%	—
2016	Lowest contract charge 0.00% Class A	$302.56	—	—	—	25.23%
	Highest contract charge 0.60% Class A	$279.39	—	—	—	24.48%
	All contract charges	—	46	$13,586	1.36%	—
2015	Lowest contract charge 0.00% Class A	$241.60	—	—	—	(13.13)%
	Highest contract charge 0.60% Class A	$224.44	—	—	—	(13.65)%
	All contract charges	—	48	$11,523	0.52%	—

FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Small Cap Value
2019	Lowest contract charge 0.00% Class B	$383.11	—	—	—	24.64%
	Highest contract charge 0.90% Class B	$317.95	—	—	—	23.52%
	All contract charges	—	45	$15,990	0.46%	—
2018	Lowest contract charge 0.00% Class B	$307.37	—	—	—	(12.98)%
	Highest contract charge 0.90% Class B	$257.41	—	—	—	(13.77)%
	All contract charges	—	48	$13,628	1.15%	—
2017	Lowest contract charge 0.00% Class B	$353.23	—	—	—	11.30%
	Highest contract charge 0.90% Class B	$298.52	—	—	—	10.30%
	All contract charges	—	51	$16,788	1.45%	—
2016	Lowest contract charge 0.00% Class B	$317.38	—	—	—	25.23%
	Highest contract charge 0.90% Class B	$270.65	—	—	—	24.11%
	All contract charges	—	55	$16,433	1.36%	—
2015	Lowest contract charge 0.00% Class B	$253.43	—	—	—	(13.13)%
	Highest contract charge 0.90% Class B	$218.07	—	—	—	(13.92)%
	All contract charges	—	61	$14,517	0.52%	—

ClearBridge Variable Mid Cap Portfolio
2019	Lowest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	Highest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	All contract charges	—	73	$1,067	0.42%	—
2018	Lowest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	Highest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	All contract charges	—	56	$618	0.25%	—
2017	Lowest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	Highest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	All contract charges	—	25	$314	0.47%	—
2016	Lowest contract charge 0.00% Class II(c)	$11.28	—	—	—	12.91%
	Highest contract charge 0.00% Class II(c)	$11.28	—	—	—	12.91%
	All contract charges	—	—	$5	1.01%	—

EQ/400 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$239.80	—	—	—	24.93%
	Highest contract charge 0.90% Class IB	$219.68	—	—	—	23.81%
	All contract charges	—	24	$5,507	0.98%	—
2018	Lowest contract charge 0.00% Class IB	$191.95	—	—	—	(12.27)%
	Highest contract charge 0.90% Class IB	$177.44	—	—	—	(13.06)%
	All contract charges	—	23	$4,405	0.93%	—
2017	Lowest contract charge 0.00% Class IB	$218.79	—	—	—	15.23%
	Highest contract charge 0.90% Class IB	$204.10	—	—	—	14.19%
	All contract charges	—	25	$5,413	0.80%	—
2016	Lowest contract charge 0.00% Class IB	$189.88	—	—	—	19.68%
	Highest contract charge 0.90% Class IB	$178.74	—	—	—	18.61%
	All contract charges	—	23	$4,246	0.87%	—
2015	Lowest contract charge 0.00% Class IB	$158.65	—	—	—	(3.11)%
	Highest contract charge 0.90% Class IB	$150.69	—	—	—	(3.98)%
	All contract charges	—	20	$3,160	0.54%	—

EQ/500 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$278.21	—	—	—	29.90%
	Highest contract charge 0.90% Class IB	$254.87	—	—	—	28.74%
	All contract charges	—	60	$16,256	1.68%	—
2018	Lowest contract charge 0.00% Class IB	$214.17	—	—	—	(6.06)%
	Highest contract charge 0.90% Class IB	$197.98	—	—	—	(6.91)%
	All contract charges	—	49	$10,225	1.16%	—
2017	Lowest contract charge 0.00% Class IB	$227.98	—	—	—	20.75%
	Highest contract charge 0.90% Class IB	$212.68	—	—	—	19.67%
	All contract charges	—	43	$9,743	1.24%	—

FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/500 Managed Volatility (Continued)
2016	Lowest contract charge 0.00% Class IB	$188.80	—	—	—	11.03%
	Highest contract charge 0.90% Class IB	$177.72	—	—	—	10.03%
	All contract charges	—	37	$6,887	1.27%	—
2015	Lowest contract charge 0.00% Class IB	$170.05	—	—	—	0.37%
	Highest contract charge 0.90% Class IB	$161.52	—	—	—	(0.54)%
	All contract charges	—	34	$5,680	0.91%	—

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$222.87	—	—	—	24.45%
	Highest contract charge 0.90% Class IB	$204.17	—	—	—	23.32%
	All contract charges	—	28	$5,977	0.99%	—
2018	Lowest contract charge 0.00% Class IB	$179.09	—	—	—	(11.92)%
	Highest contract charge 0.90% Class IB	$165.56	—	—	—	(12.71)%
	All contract charges	—	24	$4,137	0.77%	—
2017	Lowest contract charge 0.00% Class IB	$203.32	—	—	—	13.85%
	Highest contract charge 0.90% Class IB	$189.67	—	—	—	12.84%
	All contract charges	—	23	$4,480	0.78%	—
2016	Lowest contract charge 0.00% Class IB	$178.58	—	—	—	20.53%
	Highest contract charge 0.90% Class IB	$168.09	—	—	—	19.44%
	All contract charges	—	18	$3,289	0.82%	—
2015	Lowest contract charge 0.00% Class IB	$148.16	—	—	—	(5.10)%
	Highest contract charge 0.90% Class IB	$140.73	—	—	—	(5.95)%
	All contract charges	—	15	$2,284	0.39%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.00% Class IA	$650.40	—	—	—	27.80%
	Highest contract charge 0.90% Class IA	$529.86	—	—	—	26.65%
	All contract charges	—	378	$143,573	0.16%	—
2018	Lowest contract charge 0.00% Class IA	$508.91	—	—	—	(7.88)%
	Highest contract charge 0.90% Class IA	$418.36	—	—	—	(8.71)%
	All contract charges	—	394	$123,432	0.12%	—
2017	Lowest contract charge 0.00% Class IA	$552.43	—	—	—	22.67%
	Highest contract charge 0.90% Class IA	$458.28	—	—	—	21.57%
	All contract charges	—	358	$142,467	0.27%	—
2016	Lowest contract charge 0.00% Class IA	$450.34	—	—	—	12.58%
	Highest contract charge 0.90% Class IA	$376.97	—	—	—	11.57%
	All contract charges	—	377	$130,425	0.36%	—
2015	Lowest contract charge 0.00% Class IA	$400.02	—	—	—	(2.91)%
	Highest contract charge 0.90% Class IA	$337.88	—	—	—	(3.78)%
	All contract charges	—	399	$126,365	0.05%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.00% Class IB	$533.87	—	—	—	27.80%
	Highest contract charge 0.60% Class IB	$420.52	—	—	—	27.04%
	All contract charges	—	172	$76,362	0.16%	—
2018	Lowest contract charge 0.00% Class IB	$417.73	—	—	—	(7.88)%
	Highest contract charge 0.60% Class IB	$331.02	—	—	—	(8.43)%
	All contract charges	—	182	$62,991	0.12%	—
2017	Lowest contract charge 0.00% Class IB	$453.45	—	—	—	22.67%
	Highest contract charge 0.60% Class IB	$361.51	—	—	—	21.93%
	All contract charges	—	189	$71,440	0.27%	—
2016	Lowest contract charge 0.00% Class IB	$369.65	—	—	—	12.58%
	Highest contract charge 0.60% Class IB	$296.48	—	—	—	11.90%
	All contract charges	—	204	$62,757	0.36%	—
2015	Lowest contract charge 0.00% Class IB	$328.35	—	—	—	(2.91)%
	Highest contract charge 0.60% Class IB	$264.94	—	—	—	(3.49)%
	All contract charges	—	221	$60,376	0.05%	—

FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Allocation
2019	Lowest contract charge 0.00% Class A	$299.21	—	—	—	24.49%
	Highest contract charge 0.90% Class A	$258.33	—	—	—	23.37%
	All contract charges	—	297	$64,898	1.56%	—
2018	Lowest contract charge 0.00% Class A	$240.35	—	—	—	(8.72)%
	Highest contract charge 0.90% Class A	$209.40	—	—	—	(9.54)%
	All contract charges	—	310	$56,672	1.56%	—
2017	Lowest contract charge 0.00% Class A	$263.30	—	—	—	19.10%
	Highest contract charge 0.90% Class A	$231.49	—	—	—	18.03%
	All contract charges	—	302	$63,917	1.51%	—
2016	Lowest contract charge 0.00% Class A	$221.08	—	—	—	8.79%
	Highest contract charge 0.90% Class A	$196.13	—	—	—	7.81%
	All contract charges	—	306	$56,824	0.94%	—
2015	Lowest contract charge 0.00% Class A	$203.22	—	—	—	(1.75)%
	Highest contract charge 0.90% Class A	$181.92	—	—	—	(2.64)%
	All contract charges	—	344	$57,423	0.95%	—

EQ/Aggressive Allocation
2019	Lowest contract charge 0.00% Class B	$293.12	—	—	—	24.49%
	Highest contract charge 0.60% Class B	$265.81	—	—	—	23.74%
	All contract charges	—	327	$94,755	1.56%	—
2018	Lowest contract charge 0.00% Class B	$235.46	—	—	—	(8.72)%
	Highest contract charge 0.60% Class B	$214.81	—	—	—	(9.27)%
	All contract charges	—	340	$79,240	1.56%	—
2017	Lowest contract charge 0.00% Class B	$257.94	—	—	—	19.10%
	Highest contract charge 0.60% Class B	$236.75	—	—	—	18.39%
	All contract charges	—	362	$92,369	1.51%	—
2016	Lowest contract charge 0.00% Class B	$216.58	—	—	—	8.78%
	Highest contract charge 0.60% Class B	$199.98	—	—	—	8.13%
	All contract charges	—	373	$79,996	0.94%	—
2015	Lowest contract charge 0.00% Class B	$199.09	—	—	—	(1.75)%
	Highest contract charge 0.60% Class B	$184.94	—	—	—	(2.34)%
	All contract charges	—	392	$77,349	0.95%	—

EQ/American Century Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$28.02	—	—	—	28.83%
	Highest contract charge 0.90% Class IB	$256.65	—	—	—	27.65%
	All contract charges	—	471	$60,979	1.85%	—
2018	Lowest contract charge 0.00% Class IB(e)(f)	$21.75	—	—	—	(9.38)%
	Highest contract charge 0.90% Class IB(e)(f)	$201.05	—	—	—	(9.54)%
	All contract charges	—	443	$48,111	0.57%	—

EQ/Balanced Strategy
2019	Lowest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	Highest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	All contract charges	—	250	$45,138	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	Highest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	All contract charges	—	246	$38,340	1.27%	—
2017	Lowest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	Highest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	All contract charges	—	225	$36,558	1.43%	—
2016	Lowest contract charge 0.00% Class IB	$148.21	—	—	—	5.98%
	Highest contract charge 0.00% Class IB	$148.21	—	—	—	5.98%
	All contract charges	—	188	$27,793	0.89%	—
2015	Lowest contract charge 0.00% Class IB	$139.85	—	—	—	(0.64)%
	Highest contract charge 0.00% Class IB	$139.85	—	—	—	(0.64)%
	All contract charges	—	173	$24,207	1.09%	—

FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.00% Class IA	$444.81	—	—	—	23.43%
	Highest contract charge 0.60% Class IA	$403.40	—	—	—	22.69%
	All contract charges	—	247	$40,507	1.92%	—
2018	Lowest contract charge 0.00% Class IA	$360.36	—	—	—	(8.02)%
	Highest contract charge 0.60% Class IA	$328.79	—	—	—	(8.57)%
	All contract charges	—	244	$35,722	1.60%	—
2017	Lowest contract charge 0.00% Class IA	$391.76	—	—	—	8.11%
	Highest contract charge 0.60% Class IA	$359.60	—	—	—	7.46%
	All contract charges	—	247	$41,840	1.40%	—
2016	Lowest contract charge 0.00% Class IA	$362.37	—	—	—	17.96%
	Highest contract charge 0.60% Class IA	$334.63	—	—	—	17.26%
	All contract charges	—	246	$40,079	1.49%	—
2015	Lowest contract charge 0.00% Class IA	$307.19	—	—	—	(6.15)%
	Highest contract charge 0.60% Class IA	$285.38	—	—	—	(6.71)%
	All contract charges	—	242	$36,247	1.28%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.00% Class IB	$585.44	—	—	—	23.44%
	Highest contract charge 0.90% Class IB	$476.96	—	—	—	22.32%
	All contract charges	—	321	$167,995	1.92%	—
2018	Lowest contract charge 0.00% Class IB	$474.29	—	—	—	(8.01)%
	Highest contract charge 0.90% Class IB	$389.92	—	—	—	(8.85)%
	All contract charges	—	347	$147,522	1.60%	—
2017	Lowest contract charge 0.00% Class IB	$515.61	—	—	—	8.11%
	Highest contract charge 0.90% Class IB	$427.76	—	—	—	7.14%
	All contract charges	—	369	$170,709	1.40%	—
2016	Lowest contract charge 0.00% Class IB	$476.93	—	—	—	17.96%
	Highest contract charge 0.90% Class IB	$399.26	—	—	—	16.91%
	All contract charges	—	400	$171,810	1.49%	—
2015	Lowest contract charge 0.00% Class IB	$404.30	—	—	—	(6.15)%
	Highest contract charge 0.90% Class IB	$341.52	—	—	—	(6.99)%
	All contract charges	—	436	$158,529	1.28%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.00% Class IA	$560.70	—	—	—	32.88%
	Highest contract charge 0.60% Class IA	$347.26	—	—	—	32.08%
	All contract charges	—	61	$16,612	0.54%	—
2018	Lowest contract charge 0.00% Class IA	$421.95	—	—	—	(4.84)%
	Highest contract charge 0.60% Class IA	$262.91	—	—	—	(5.41)%
	All contract charges	—	70	$15,092	0.57%	—
2017	Lowest contract charge 0.00% Class IA	$443.41	—	—	—	25.44%
	Highest contract charge 0.60% Class IA	$277.95	—	—	—	24.69%
	All contract charges	—	62	$16,329	0.78%	—
2016	Lowest contract charge 0.00% Class IA	$353.49	—	—	—	8.42%
	Highest contract charge 0.60% Class IA	$222.92	—	—	—	7.77%
	All contract charges	—	60	$13,834	0.87%	—
2015	Lowest contract charge 0.00% Class IA	$326.03	—	—	—	1.91%
	Highest contract charge 0.60% Class IA	$206.84	—	—	—	1.30%
	All contract charges	—	62	$14,705	0.59%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.00% Class IB	$425.90	—	—	—	32.88%
	Highest contract charge 0.90% Class IB	$354.37	—	—	—	31.69%
	All contract charges	—	287	$109,329	0.54%	—
2018	Lowest contract charge 0.00% Class IB	$320.51	—	—	—	(4.84)%
	Highest contract charge 0.90% Class IB	$269.10	—	—	—	(5.70)%
	All contract charges	—	337	$96,993	0.57%	—

FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Capital Guardian Research (Continued)
2017	Lowest contract charge 0.00% Class IB	$336.81	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$285.37	—	—	—	24.31%
	All contract charges	—	358	$108,933	0.78%	—
2016	Lowest contract charge 0.00% Class IB	$268.51	—	—	—	8.42%
	Highest contract charge 0.90% Class IB	$229.56	—	—	—	7.45%
	All contract charges	—	377	$92,101	0.87%	—
2015	Lowest contract charge 0.00% Class IB	$247.65	—	—	—	1.91%
	Highest contract charge 0.90% Class IB	$213.65	—	—	—	1.00%
	All contract charges	—	417	$94,238	0.59%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	Highest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	All contract charges	—	87	$13,827	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	Highest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	All contract charges	—	96	$11,281	0.17%	—
2017	Lowest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	Highest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	All contract charges	—	99	$12,081	0.08%	—
2016	Lowest contract charge 0.00% Class IA	$376.24	—	—	—	0.88%
	Highest contract charge 0.00% Class IA	$376.24	—	—	—	0.88%
	All contract charges	—	120	$10,833	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$372.96	—	—	—	1.27%
	Highest contract charge 0.00% Class IA	$372.96	—	—	—	1.27%
	All contract charges	—	124	$11,612	0.00%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.00% Class IB	$355.63	—	—	—	32.00%
	Highest contract charge 0.90% Class IB	$295.90	—	—	—	30.81%
	All contract charges	—	247	$81,168	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$269.42	—	—	—	(0.35)%
	Highest contract charge 0.90% Class IB	$226.20	—	—	—	(1.25)%
	All contract charges	—	263	$65,342	0.17%	—
2017	Lowest contract charge 0.00% Class IB	$270.36	—	—	—	25.59%
	Highest contract charge 0.90% Class IB	$229.06	—	—	—	24.46%
	All contract charges	—	276	$69,313	0.08%	—
2016	Lowest contract charge 0.00% Class IB	$215.27	—	—	—	0.88%
	Highest contract charge 0.90% Class IB	$184.04	—	—	—	(0.02)%
	All contract charges	—	310	$62,282	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$213.39	—	—	—	1.27%
	Highest contract charge 0.90% Class IB	$184.08	—	—	—	0.35%
	All contract charges	—	364	$72,486	0.00%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.00% Class IA	$882.60	—	—	—	30.23%
	Highest contract charge 0.90% Class IA	$882.13	—	—	—	29.06%
	All contract charges	—	1,159	$1,522,368	1.43%	—
2018	Lowest contract charge 0.00% Class IA	$677.71	—	—	—	(5.80)%
	Highest contract charge 0.90% Class IA	$683.50	—	—	—	(6.65)%
	All contract charges	—	1,222	$1,276,167	1.30%	—
2017	Lowest contract charge 0.00% Class IA	$719.43	—	—	—	20.47%
	Highest contract charge 0.90% Class IA	$732.21	—	—	—	19.39%
	All contract charges	—	1,320	$1,495,123	1.30%	—
2016	Lowest contract charge 0.00% Class IA	$597.19	—	—	—	11.69%
	Highest contract charge 0.90% Class IA	$613.30	—	—	—	10.69%
	All contract charges	—	1,384	$1,360,428	1.55%	—
2015	Lowest contract charge 0.00% Class IA	$534.69	—	—	—	(0.05)%
	Highest contract charge 0.90% Class IA	$554.08	—	—	—	(0.95)%
	All contract charges	—	1,448	$1,330,558	1.37%	—

FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index
2019	Lowest contract charge 0.00% Class IB	$275.63	—	—	—	30.24%
	Highest contract charge 0.60% Class IB	$293.39	—	—	—	29.45%
	All contract charges	—	908	$260,644	1.43%	—
2018	Lowest contract charge 0.00% Class IB	$211.64	—	—	—	(5.80)%
	Highest contract charge 0.60% Class IB	$226.64	—	—	—	(6.37)%
	All contract charges	—	926	$205,339	1.30%	—
2017	Lowest contract charge 0.00% Class IB	$224.67	—	—	—	20.47%
	Highest contract charge 0.60% Class IB	$242.06	—	—	—	19.75%
	All contract charges	—	951	$225,386	1.30%	—
2016	Lowest contract charge 0.00% Class IB	$186.50	—	—	—	11.69%
	Highest contract charge 0.60% Class IB	$202.14	—	—	—	11.02%
	All contract charges	—	981	$194,128	1.55%	—
2015	Lowest contract charge 0.00% Class IB	$166.98	—	—	—	(0.05)%
	Highest contract charge 0.60% Class IB	$182.07	—	—	—	(0.65)%
	All contract charges	—	1,016	$181,517	1.37%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.00% Class A	$177.26	—	—	—	9.24%
	Highest contract charge 0.90% Class A	$153.05	—	—	—	8.25%
	All contract charges	—	246	$19,283	1.67%	—
2018	Lowest contract charge 0.00% Class A	$162.27	—	—	—	(1.57)%
	Highest contract charge 0.90% Class A	$141.38	—	—	—	(2.45)%
	All contract charges	—	256	$19,839	1.52%	—
2017	Lowest contract charge 0.00% Class A	$164.85	—	—	—	4.95%
	Highest contract charge 0.90% Class A	$144.93	—	—	—	4.00%
	All contract charges	—	253	$21,414	1.07%	—
2016	Lowest contract charge 0.00% Class A	$157.07	—	—	—	2.92%
	Highest contract charge 0.90% Class A	$139.35	—	—	—	2.01%
	All contract charges	—	270	$22,880	0.94%	—
2015	Lowest contract charge 0.00% Class A	$152.61	—	—	—	(0.24)%
	Highest contract charge 0.90% Class A	$136.61	—	—	—	(1.14)%
	All contract charges	—	284	$24,201	0.79%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.00% Class B	$173.64	—	—	—	9.24%
	Highest contract charge 0.60% Class B	$157.47	—	—	—	8.59%
	All contract charges	—	51	$8,616	1.67%	—
2018	Lowest contract charge 0.00% Class B	$158.96	—	—	—	(1.56)%
	Highest contract charge 0.60% Class B	$145.02	—	—	—	(2.16)%
	All contract charges	—	47	$7,355	1.52%	—
2017	Lowest contract charge 0.00% Class B	$161.48	—	—	—	4.95%
	Highest contract charge 0.60% Class B	$148.22	—	—	—	4.32%
	All contract charges	—	46	$7,209	1.07%	—
2016	Lowest contract charge 0.00% Class B	$153.87	—	—	—	2.92%
	Highest contract charge 0.60% Class B	$142.08	—	—	—	2.31%
	All contract charges	—	58	$8,706	0.94%	—
2015	Lowest contract charge 0.00% Class B	$149.50	—	—	—	(0.24)%
	Highest contract charge 0.60% Class B	$138.87	—	—	—	(0.84)%
	All contract charges	—	61	$8,855	0.79%	—

EQ/Conservative Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	Highest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	All contract charges	—	49	$8,070	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	Highest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	All contract charges	—	48	$7,082	1.21%	—

FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	Highest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	All contract charges	—	49	$7,439	1.29%	—
2016	Lowest contract charge 0.00% Class IB	$140.38	—	—	—	4.96%
	Highest contract charge 0.00% Class IB	$140.38	—	—	—	4.96%
	All contract charges	—	44	$6,162	0.90%	—
2015	Lowest contract charge 0.00% Class IB	$133.74	—	—	—	(0.46)%
	Highest contract charge 0.00% Class IB	$133.74	—	—	—	(0.46)%
	All contract charges	—	41	$5,539	0.95%	—

EQ/Conservative Strategy
2019	Lowest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	Highest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	All contract charges	—	22	$3,022	1.46%	—
2018	Lowest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	Highest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	All contract charges	—	23	$2,969	1.31%	—
2017	Lowest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	Highest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	All contract charges	—	20	$2,656	1.02%	—
2016	Lowest contract charge 0.00% Class IB	$125.12	—	—	—	2.83%
	Highest contract charge 0.00% Class IB	$125.12	—	—	—	2.83%
	All contract charges	—	22	$2,805	0.85%	—
2015	Lowest contract charge 0.00% Class IB	$121.68	—	—	—	(0.17)%
	Highest contract charge 0.00% Class IB	$121.68	—	—	—	(0.17)%
	All contract charges	—	20	$2,427	0.94%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.00% Class A	$205.49	—	—	—	13.48%
	Highest contract charge 0.90% Class A	$177.42	—	—	—	12.46%
	All contract charges	—	266	$18,021	1.58%	—
2018	Lowest contract charge 0.00% Class A	$181.08	—	—	—	(3.64)%
	Highest contract charge 0.90% Class A	$157.76	—	—	—	(4.52)%
	All contract charges	—	209	$16,289	1.47%	—
2017	Lowest contract charge 0.00% Class A	$187.93	—	—	—	8.83%
	Highest contract charge 0.90% Class A	$165.22	—	—	—	7.84%
	All contract charges	—	174	$17,822	1.21%	—
2016	Lowest contract charge 0.00% Class A	$172.69	—	—	—	4.73%
	Highest contract charge 0.90% Class A	$153.21	—	—	—	3.79%
	All contract charges	—	148	$17,374	0.90%	—
2015	Lowest contract charge 0.00% Class A	$164.89	—	—	—	(0.66)%
	Highest contract charge 0.90% Class A	$147.61	—	—	—	(1.55)%
	All contract charges	—	164	$17,659	0.82%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.00% Class B	$201.31	—	—	—	13.48%
	Highest contract charge 0.60% Class B	$182.56	—	—	—	12.80%
	All contract charges	—	74	$14,620	1.58%	—
2018	Lowest contract charge 0.00% Class B	$177.40	—	—	—	(3.64)%
	Highest contract charge 0.60% Class B	$161.84	—	—	—	(4.23)%
	All contract charges	—	77	$13,374	1.47%	—
2017	Lowest contract charge 0.00% Class B	$184.11	—	—	—	8.82%
	Highest contract charge 0.60% Class B	$168.98	—	—	—	8.17%
	All contract charges	—	82	$14,766	1.21%	—
2016	Lowest contract charge 0.00% Class B	$169.18	—	—	—	4.73%
	Highest contract charge 0.60% Class B	$156.22	—	—	—	4.11%
	All contract charges	—	87	$14,529	0.90%	—
2015	Lowest contract charge 0.00% Class B	$161.54	—	—	—	(0.65)%
	Highest contract charge 0.60% Class B	$150.06	—	—	—	(1.24)%
	All contract charges	—	90	$14,346	0.82%	—

FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Bond Index
2019	Lowest contract charge 0.00% Class IA	$146.29	—	—	—	6.26%
	Highest contract charge 0.90% Class IA	$129.85	—	—	—	5.30%
	All contract charges	—	164	$25,238	2.27%	—
2018	Lowest contract charge 0.00% Class IA	$137.67	—	—	—	0.25%
	Highest contract charge 0.90% Class IA	$123.31	—	—	—	(0.66)%
	All contract charges	—	176	$25,499	1.91%	—
2017	Lowest contract charge 0.00% Class IA	$137.33	—	—	—	1.46%
	Highest contract charge 0.90% Class IA	$124.13	—	—	—	0.55%
	All contract charges	—	182	$26,157	1.39%	—
2016	Lowest contract charge 0.00% Class IA	$135.35	—	—	—	1.38%
	Highest contract charge 0.90% Class IA	$123.45	—	—	—	0.47%
	All contract charges	—	200	$28,475	1.50%	—
2015	Lowest contract charge 0.00% Class IA	$133.51	—	—	—	0.44%
	Highest contract charge 0.90% Class IA	$122.87	—	—	—	(0.47)%
	All contract charges	—	207	$29,322	1.49%	—

EQ/Core Bond Index
2019	Lowest contract charge 0.00% Class IB	$152.00	—	—	—	6.26%
	Highest contract charge 0.60% Class IB	$167.23	—	—	—	5.63%
	All contract charges	—	338	$54,929	2.27%	—
2018	Lowest contract charge 0.00% Class IB	$143.04	—	—	—	0.25%
	Highest contract charge 0.60% Class IB	$158.32	—	—	—	(0.36)%
	All contract charges	—	162	$24,073	1.91%	—
2017	Lowest contract charge 0.00% Class IB	$142.69	—	—	—	1.46%
	Highest contract charge 0.60% Class IB	$158.89	—	—	—	0.86%
	All contract charges	—	172	$25,594	1.39%	—
2016	Lowest contract charge 0.00% Class IB	$140.63	—	—	—	1.38%
	Highest contract charge 0.60% Class IB	$157.54	—	—	—	0.77%
	All contract charges	—	165	$24,392	1.50%	—
2015	Lowest contract charge 0.00% Class IB	$138.72	—	—	—	0.44%
	Highest contract charge 0.60% Class IB	$156.34	—	—	—	(0.17)%
	All contract charges	—	157	$23,116	1.49%	—

EQ/Emerging Markets Equity PLUS
2019	Lowest contract charge 0.00% Class IB(v)	$112.00	—	—	—	6.28%
	Highest contract charge 0.00% Class IB(v)	$112.00	—	—	—	6.28%
	All contract charges	—	—	—	3.16%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.00% Class IA	$1,016.61	—	—	—	30.68%
	Highest contract charge 0.90% Class IA	$813.31	—	—	—	29.51%
	All contract charges	—	1,675	$675,268	1.61%	—
2018	Lowest contract charge 0.00% Class IA	$777.94	—	—	—	(4.93)%
	Highest contract charge 0.90% Class IA	$628.01	—	—	—	(5.80)%
	All contract charges	—	1,470	$538,073	1.45%	—
2017	Lowest contract charge 0.00% Class IA	$818.32	—	—	—	21.04%
	Highest contract charge 0.90% Class IA	$666.65	—	—	—	19.96%
	All contract charges	—	1,393	$602,506	1.45%	—
2016	Lowest contract charge 0.00% Class IA	$676.05	—	—	—	11.24%
	Highest contract charge 0.90% Class IA	$555.73	—	—	—	10.24%
	All contract charges	—	1,292	$542,718	1.66%	—
2015	Lowest contract charge 0.00% Class IA	$607.76	—	—	—	0.80%
	Highest contract charge 0.90% Class IA	$504.12	—	—	—	(0.11)%
	All contract charges	—	1,399	$519,057	1.61%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.00% Class IB	$307.67	—	—	—	30.68%
	Highest contract charge 0.60% Class IB	$280.82	—	—	—	29.90%
	All contract charges	—	1,214	$362,294	1.61%	—

FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2018	Lowest contract charge 0.00% Class IB	$235.43	—	—	—	(4.94)%
	Highest contract charge 0.60% Class IB	$216.18	—	—	—	(5.51)%
	All contract charges	—	1,158	$264,177	1.45%	—
2017	Lowest contract charge 0.00% Class IB	$247.66	—	—	—	21.04%
	Highest contract charge 0.60% Class IB	$228.79	—	—	—	20.32%
	All contract charges	—	1,137	$272,641	1.45%	—
2016	Lowest contract charge 0.00% Class IB	$204.61	—	—	—	11.23%
	Highest contract charge 0.60% Class IB	$190.15	—	—	—	10.56%
	All contract charges	—	1,100	$217,785	1.66%	—
2015	Lowest contract charge 0.00% Class IB	$183.95	—	—	—	0.79%
	Highest contract charge 0.60% Class IB	$171.99	—	—	—	0.19%
	All contract charges	—	1,073	$191,053	1.61%	—

EQ/Fidelity Institutional AM® Large Cap
2019	Lowest contract charge 0.00% Class IB	$41.99	—	—	—	31.05%
	Highest contract charge 0.90% Class IB	$254.45	—	—	—	29.89%
	All contract charges	—	536	$111,733	0.96%	—
2018	Lowest contract charge 0.00% Class IB(e)(g)	$32.04	—	—	—	(11.05)%
	Highest contract charge 0.90% Class IB(e)(g)	$195.89	—	—	—	(11.22)%
	All contract charges	—	589	$93,723	0.25%	—

EQ/Franklin Rising Dividends
2019	Lowest contract charge 0.00% Class IB	$301.65	—	—	—	29.76%
	Highest contract charge 0.90% Class IB	$276.35	—	—	—	28.60%
	All contract charges	—	223	$65,531	1.10%	—
2018	Lowest contract charge 0.00% Class IB(e)(h)	$232.46	—	—	—	(7.28)%
	Highest contract charge 0.90% Class IB(e)(h)	$214.89	—	—	—	(7.44)%
	All contract charges	—	229	$52,109	0.29%	—

EQ/Franklin Strategic Income
2019	Lowest contract charge 0.00% Class IB	$148.04	—	—	—	8.73%
	Highest contract charge 0.90% Class IB	$135.62	—	—	—	7.75%
	All contract charges	—	253	$36,793	4.04%	—
2018	Lowest contract charge 0.00% Class IB(e)(i)	$136.15	—	—	—	(1.14)%
	Highest contract charge 0.90% Class IB(e)(i)	$125.86	—	—	—	(1.32)%
	All contract charges	—	250	$33,498	0.70%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.00% Class IA	$151.03	—	—	—	6.21%
	Highest contract charge 0.90% Class IA	$126.10	—	—	—	5.25%
	All contract charges	—	108	$7,493	0.81%	—
2018	Lowest contract charge 0.00% Class IA	$142.20	—	—	—	(1.63)%
	Highest contract charge 0.90% Class IA	$119.81	—	—	—	(2.51)%
	All contract charges	—	104	$7,532	1.35%	—
2017	Lowest contract charge 0.00% Class IA	$144.55	—	—	—	4.65%
	Highest contract charge 0.90% Class IA	$122.90	—	—	—	3.71%
	All contract charges	—	99	$7,953	0.04%	—
2016	Lowest contract charge 0.00% Class IA	$138.13	—	—	—	0.68%
	Highest contract charge 0.90% Class IA	$118.50	—	—	—	(0.23)%
	All contract charges	—	99	$8,311	1.92%	—
2015	Lowest contract charge 0.00% Class IA	$137.20	—	—	—	(3.80)%
	Highest contract charge 0.90% Class IA	$118.77	—	—	—	(4.66)%
	All contract charges	—	93	$8,563	0.04%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.00% Class IB	$143.93	—	—	—	6.21%
	Highest contract charge 0.60% Class IB	$129.49	—	—	—	5.57%
	All contract charges	—	67	$9,498	0.81%	—
2018	Lowest contract charge 0.00% Class IB	$135.52	—	—	—	(1.63)%
	Highest contract charge 0.60% Class IB	$122.66	—	—	—	(2.22)%
	All contract charges	—	69	$9,105	1.35%	—

FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Bond PLUS (Continued)
2017	Lowest contract charge 0.00% Class IB	$137.76	—	—	—	4.65%
	Highest contract charge 0.60% Class IB	$125.44	—	—	—	4.02%
	All contract charges	—	68	$9,131	0.04%	—
2016	Lowest contract charge 0.00% Class IB	$131.64	—	—	—	0.68%
	Highest contract charge 0.60% Class IB	$120.59	—	—	—	0.07%
	All contract charges	—	69	$8,747	1.92%	—
2015	Lowest contract charge 0.00% Class IB	$130.75	—	—	—	(3.80)%
	Highest contract charge 0.60% Class IB	$120.50	—	—	—	(4.38)%
	All contract charges	—	66	$8,457	0.04%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	Highest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	All contract charges	—	77	$30,636	1.34%	—
2018	Lowest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	Highest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	All contract charges	—	77	$26,261	1.02%	—
2017	Lowest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	Highest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	All contract charges	—	67	$31,741	1.07%	—
2016	Lowest contract charge 0.00% Class IA	$521.38	—	—	—	4.48%
	Highest contract charge 0.00% Class IA	$521.38	—	—	—	4.48%
	All contract charges	—	68	$27,405	0.91%	—
2015	Lowest contract charge 0.00% Class IA	$499.04	—	—	—	(1.73)%
	Highest contract charge 0.00% Class IA	$499.04	—	—	—	(1.73)%
	All contract charges	—	74	$28,446	0.88%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$387.83	—	—	—	25.27%
	Highest contract charge 0.90% Class IB	$316.83	—	—	—	24.14%
	All contract charges	—	305	$108,639	1.34%	—
2018	Lowest contract charge 0.00% Class IB	$309.60	—	—	—	(12.16)%
	Highest contract charge 0.90% Class IB	$255.21	—	—	—	(12.96)%
	All contract charges	—	329	$93,820	1.02%	—
2017	Lowest contract charge 0.00% Class IB	$352.45	—	—	—	26.08%
	Highest contract charge 0.90% Class IB	$293.20	—	—	—	24.95%
	All contract charges	—	359	$116,782	1.07%	—
2016	Lowest contract charge 0.00% Class IB	$279.54	—	—	—	4.48%
	Highest contract charge 0.90% Class IB	$234.65	—	—	—	3.54%
	All contract charges	—	398	$102,881	0.91%	—
2015	Lowest contract charge 0.00% Class IB	$267.56	—	—	—	(1.73)%
	Highest contract charge 0.90% Class IB	$226.63	—	—	—	(2.61)%
	All contract charges	—	441	$110,066	0.88%	—

EQ/Goldman Sachs Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$238.65	—	—	—	30.79%
	Highest contract charge 0.90% Class IB	$218.62	—	—	—	29.61%
	All contract charges	—	47	$10,997	0.88%	—
2018	Lowest contract charge 0.00% Class IB(e)(j)	$182.47	—	—	—	(8.70)%
	Highest contract charge 0.90% Class IB(e)(j)	$168.67	—	—	—	(8.86)%
	All contract charges	—	48	$8,496	0.22%	—

EQ/Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	Highest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	All contract charges	—	334	$70,894	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	Highest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	All contract charges	—	332	$58,504	1.22%	—

FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	Highest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	All contract charges	—	330	$62,041	1.57%	—
2016	Lowest contract charge 0.00% Class IB	$165.21	—	—	—	8.09%
	Highest contract charge 0.00% Class IB	$165.21	—	—	—	8.09%
	All contract charges	—	304	$50,167	0.98%	—
2015	Lowest contract charge 0.00% Class IB	$152.84	—	—	—	(0.98)%
	Highest contract charge 0.00% Class IB	$152.84	—	—	—	(0.98)%
	All contract charges	—	279	$42,615	1.25%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IA	$247.60	—	—	—	4.16%
	Highest contract charge 0.90% Class IA	$206.24	—	—	—	3.23%
	All contract charges	—	228	$27,603	1.52%	—
2018	Lowest contract charge 0.00% Class IA	$237.70	—	—	—	0.83%
	Highest contract charge 0.90% Class IA	$199.78	—	—	—	(0.08)%
	All contract charges	—	207	$29,582	1.24%	—
2017	Lowest contract charge 0.00% Class IA	$235.74	—	—	—	0.34%
	Highest contract charge 0.90% Class IA	$199.94	—	—	—	(0.56)%
	All contract charges	—	370	$69,699	0.84%	—
2016	Lowest contract charge 0.00% Class IA	$234.93	—	—	—	0.45%
	Highest contract charge 0.90% Class IA	$201.07	—	—	—	(0.45)%
	All contract charges	—	354	$70,206	0.70%	—
2015	Lowest contract charge 0.00% Class IA	$233.88	—	—	—	0.43%
	Highest contract charge 0.90% Class IA	$201.98	—	—	—	(0.47)%
	All contract charges	—	323	$65,486	0.60%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IB	$177.80	—	—	—	4.17%
	Highest contract charge 0.60% Class IB	$157.00	—	—	—	3.54%
	All contract charges	—	119	$18,974	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$170.68	—	—	—	0.83%
	Highest contract charge 0.60% Class IB	$151.63	—	—	—	0.22%
	All contract charges	—	119	$18,533	1.24%	—
2017	Lowest contract charge 0.00% Class IB	$169.28	—	—	—	0.34%
	Highest contract charge 0.60% Class IB	$151.29	—	—	—	(0.26)%
	All contract charges	—	123	$19,188	0.84%	—
2016	Lowest contract charge 0.00% Class IB	$168.70	—	—	—	0.45%
	Highest contract charge 0.60% Class IB	$151.68	—	—	—	(0.15)%
	All contract charges	—	135	$20,929	0.70%	—
2015	Lowest contract charge 0.00% Class IB	$167.94	—	—	—	0.42%
	Highest contract charge 0.60% Class IB	$151.91	—	—	—	(0.18)%
	All contract charges	—	120	$18,638	0.60%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$290.03	—	—	—	22.45%
	Highest contract charge 0.60% Class IA	$204.63	—	—	—	21.71%
	All contract charges	—	51	$14,541	1.95%	—
2018	Lowest contract charge 0.00% Class IA	$236.86	—	—	—	(14.89)%
	Highest contract charge 0.60% Class IA	$168.13	—	—	—	(15.40)%
	All contract charges	—	53	$12,380	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$278.29	—	—	—	26.30%
	Highest contract charge 0.60% Class IA	$198.73	—	—	—	25.54%
	All contract charges	—	56	$15,408	1.64%	—
2016	Lowest contract charge 0.00% Class IA	$220.34	—	—	—	0.22%
	Highest contract charge 0.60% Class IA	$158.30	—	—	—	(0.37)%
	All contract charges	—	61	$13,351	0.29%	—

FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility (Continued)
2015	Lowest contract charge 0.00% Class IA	$219.85	—	—	—	(4.35)%
	Highest contract charge 0.60% Class IA	$158.89	—	—	—	(4.92)%
	All contract charges	—	66	$14,331	0.06%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$187.96	—	—	—	22.44%
	Highest contract charge 0.90% Class IB	$155.89	—	—	—	21.35%
	All contract charges	—	238	$41,797	1.95%	—
2018	Lowest contract charge 0.00% Class IB	$153.51	—	—	—	(14.89)%
	Highest contract charge 0.90% Class IB	$128.46	—	—	—	(15.66)%
	All contract charges	—	271	$38,842	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$180.36	—	—	—	26.31%
	Highest contract charge 0.90% Class IB	$152.31	—	—	—	25.17%
	All contract charges	—	282	$47,837	1.64%	—
2016	Lowest contract charge 0.00% Class IB	$142.79	—	—	—	0.21%
	Highest contract charge 0.90% Class IB	$121.68	—	—	—	(0.69)%
	All contract charges	—	336	$45,006	0.29%	—
2015	Lowest contract charge 0.00% Class IB	$142.49	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB	$122.52	—	—	—	(5.21)%
	All contract charges	—	345	$46,054	0.06%	—

EQ/International Equity Index
2019	Lowest contract charge 0.00% Class IA	$243.62	—	—	—	22.15%
	Highest contract charge 0.90% Class IA	$194.77	—	—	—	21.04%
	All contract charges	—	1,445	$246,275	2.83%	—
2018	Lowest contract charge 0.00% Class IA	$199.45	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IA	$160.91	—	—	—	(15.94)%
	All contract charges	—	1,515	$218,461	2.40%	—
2017	Lowest contract charge 0.00% Class IA	$235.12	—	—	—	23.22%
	Highest contract charge 0.90% Class IA	$191.42	—	—	—	22.12%
	All contract charges	—	1,529	$270,450	2.64%	—
2016	Lowest contract charge 0.00% Class IA	$190.81	—	—	—	2.20%
	Highest contract charge 0.90% Class IA	$156.75	—	—	—	1.28%
	All contract charges	—	1,486	$220,734	2.72%	—
2015	Lowest contract charge 0.00% Class IA	$186.71	—	—	—	(2.14)%
	Highest contract charge 0.90% Class IA	$154.77	—	—	—	(3.02)%
	All contract charges	—	1,506	$232,186	2.32%	—

EQ/International Equity Index
2019	Lowest contract charge 0.00% Class IB	$166.32	—	—	—	22.14%
	Highest contract charge 0.90% Class IB	$143.39	—	—	—	21.05%
	All contract charges	—	407	$65,697	2.83%	—
2018	Lowest contract charge 0.00% Class IB	$136.17	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IB	$118.46	—	—	—	(15.94)%
	All contract charges	—	407	$53,646	2.40%	—
2017	Lowest contract charge 0.00% Class IB	$160.52	—	—	—	23.22%
	Highest contract charge 0.90% Class IB	$140.92	—	—	—	22.11%
	All contract charges	—	409	$63,674	2.64%	—
2016	Lowest contract charge 0.00% Class IB	$130.27	—	—	—	2.20%
	Highest contract charge 0.90% Class IB	$115.40	—	—	—	1.28%
	All contract charges	—	407	$51,586	2.72%	—
2015	Lowest contract charge 0.00% Class IB	$127.47	—	—	—	(2.13)%
	Highest contract charge 0.90% Class IB	$113.94	—	—	—	(3.02)%
	All contract charges	—	424	$52,585	2.32%	—

EQ/International Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$146.58	—	—	—	21.44%
	Highest contract charge 0.90% Class IB	$134.28	—	—	—	20.34%
	All contract charges	—	39	$5,658	2.65%	—

FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Managed Volatility (Continued)
2018	Lowest contract charge 0.00% Class IB	$120.70	—	—	—	(14.45)%
	Highest contract charge 0.90% Class IB	$111.58	—	—	—	(15.22)%
	All contract charges	—	29	$3,515	1.95%	—
2017	Lowest contract charge 0.00% Class IB	$141.09	—	—	—	24.25%
	Highest contract charge 0.90% Class IB	$131.61	—	—	—	23.13%
	All contract charges	—	25	$3,558	2.29%	—
2016	Lowest contract charge 0.00% Class IB	$113.55	—	—	—	(0.12)%
	Highest contract charge 0.90% Class IB	$106.89	—	—	—	(1.01)%
	All contract charges	—	21	$2,386	1.26%	—
2015	Lowest contract charge 0.00% Class IB	$113.69	—	—	—	(2.40)%
	Highest contract charge 0.90% Class IB	$107.98	—	—	—	(3.29)%
	All contract charges	—	17	$1,908	0.04%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$273.73	—	—	—	22.66%
	Highest contract charge 0.60% Class IA	$190.84	—	—	—	21.91%
	All contract charges	—	97	$16,994	2.31%	—
2018	Lowest contract charge 0.00% Class IA	$223.17	—	—	—	(16.49)%
	Highest contract charge 0.60% Class IA	$156.54	—	—	—	(16.99)%
	All contract charges	—	99	$14,835	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$267.24	—	—	—	23.37%
	Highest contract charge 0.60% Class IA	$188.59	—	—	—	22.64%
	All contract charges	—	102	$18,250	1.90%	—
2016	Lowest contract charge 0.00% Class IA	$216.61	—	—	—	0.74%
	Highest contract charge 0.60% Class IA	$153.78	—	—	—	0.14%
	All contract charges	—	102	$15,640	0.47%	—
2015	Lowest contract charge 0.00% Class IA	$215.01	—	—	—	(3.16)%
	Highest contract charge 0.60% Class IA	$153.56	—	—	—	(3.74)%
	All contract charges	—	105	$16,190	0.10%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$200.10	—	—	—	22.66%
	Highest contract charge 0.90% Class IB	$182.68	—	—	—	21.54%
	All contract charges	—	309	$60,487	2.31%	—
2018	Lowest contract charge 0.00% Class IB	$163.14	—	—	—	(16.49)%
	Highest contract charge 0.90% Class IB	$150.30	—	—	—	(17.24)%
	All contract charges	—	325	$52,099	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$195.36	—	—	—	23.37%
	Highest contract charge 0.90% Class IB	$181.62	—	—	—	22.27%
	All contract charges	—	348	$66,766	1.90%	—
2016	Lowest contract charge 0.00% Class IB	$158.35	—	—	—	0.74%
	Highest contract charge 0.90% Class IB	$148.54	—	—	—	(0.16)%
	All contract charges	—	377	$59,108	0.47%	—
2015	Lowest contract charge 0.00% Class IB	$157.18	—	—	—	(3.16)%
	Highest contract charge 0.90% Class IB	$148.78	—	—	—	(4.04)%
	All contract charges	—	399	$62,376	0.10%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.00% Class IA	$211.58	—	—	—	24.98%
	Highest contract charge 0.90% Class IA	$188.63	—	—	—	23.86%
	All contract charges	—	98	$13,444	2.10%	—
2018	Lowest contract charge 0.00% Class IA	$169.29	—	—	—	(12.39)%
	Highest contract charge 0.90% Class IA	$152.29	—	—	—	(13.19)%
	All contract charges	—	92	$11,775	1.55%	—
2017	Lowest contract charge 0.00% Class IA	$193.24	—	—	—	17.98%
	Highest contract charge 0.90% Class IA	$175.43	—	—	—	16.92%
	All contract charges	—	94	$14,441	0.80%	—

FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock (Continued)
2016	Lowest contract charge 0.00% Class IA	$163.79	—	—	—	17.38%
	Highest contract charge 0.90% Class IA	$150.04	—	—	—	16.32%
	All contract charges	—	80	$10,866	2.44%	—
2015	Lowest contract charge 0.00% Class IA	$139.54	—	—	—	(6.19)%
	Highest contract charge 0.90% Class IA	$128.99	—	—	—	(7.03)%
	All contract charges	—	100	$12,263	2.18%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.00% Class IB	$269.33	—	—	—	24.98%
	Highest contract charge 0.60% Class IB	$193.61	—	—	—	24.23%
	All contract charges	—	67	$16,942	2.10%	—
2018	Lowest contract charge 0.00% Class IB	$215.50	—	—	—	(12.39)%
	Highest contract charge 0.60% Class IB	$155.85	—	—	—	(12.92)%
	All contract charges	—	68	$13,818	1.55%	—
2017	Lowest contract charge 0.00% Class IB	$245.99	—	—	—	17.98%
	Highest contract charge 0.60% Class IB	$178.98	—	—	—	17.27%
	All contract charges	—	66	$15,264	0.80%	—
2016	Lowest contract charge 0.00% Class IB	$208.50	—	—	—	17.37%
	Highest contract charge 0.60% Class IB	$152.62	—	—	—	16.67%
	All contract charges	—	65	$12,804	2.44%	—
2015	Lowest contract charge 0.00% Class IB	$177.64	—	—	—	(6.19)%
	Highest contract charge 0.60% Class IB	$130.81	—	—	—	(6.75)%
	All contract charges	—	71	$11,678	2.18%	—

EQ/Invesco Global Real Estate
2019	Lowest contract charge 0.00% Class IB	$20.17	—	—	—	22.47%
	Highest contract charge 0.90% Class IB	$184.82	—	—	—	21.41%
	All contract charges	—	467	$44,406	4.59%	—
2018	Lowest contract charge 0.00% Class IB(e)(k)	$16.47	—	—	—	(0.72)%
	Highest contract charge 0.90% Class IB(e)(k)	$152.23	—	—	—	(0.92)%
	All contract charges	—	449	$36,366	0.56%	—

EQ/Invesco International Growth
2019	Lowest contract charge 0.00% Class IB	$18.22	—	—	—	28.22%
	Highest contract charge 0.90% Class IB	$166.90	—	—	—	27.06%
	All contract charges	—	502	$37,892	1.68%	—
2018	Lowest contract charge 0.00% Class IB(e)(l)	$14.21	—	—	—	(5.01)%
	Highest contract charge 0.90% Class IB(e)(l)	$131.36	—	—	—	(5.20)%
	All contract charges	—	526	$32,100	0.22%	—

EQ/Janus Enterprise
2019	Lowest contract charge 0.00% Class IA	$270.27	—	—	—	36.46%
	Highest contract charge 0.90% Class IA	$240.96	—	—	—	35.23%
	All contract charges	—	93	$23,724	0.02%	—
2018	Lowest contract charge 0.00% Class IA	$198.06	—	—	—	(1.79)%
	Highest contract charge 0.90% Class IA	$178.18	—	—	—	(2.68)%
	All contract charges	—	96	$18,250	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$201.67	—	—	—	27.90%
	Highest contract charge 0.90% Class IA	$183.08	—	—	—	26.75%
	All contract charges	—	109	$20,920	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$157.68	—	—	—	(4.33)%
	Highest contract charge 0.90% Class IA	$144.44	—	—	—	(5.19)%
	All contract charges	—	113	$17,115	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$164.82	—	—	—	(5.49)%
	Highest contract charge 0.90% Class IA	$152.35	—	—	—	(6.34)%
	All contract charges	—	129	$20,433	0.00%	—

FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise
2019	Lowest contract charge 0.00% Class IB	$391.15	—	—	—	36.46%
	Highest contract charge 0.60% Class IB	$247.44	—	—	—	35.64%
	All contract charges	—	106	$30,819	0.02%	—
2018	Lowest contract charge 0.00% Class IB	$286.64	—	—	—	(1.79)%
	Highest contract charge 0.60% Class IB	$182.43	—	—	—	(2.38)%
	All contract charges	—	104	$23,363	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$291.87	—	—	—	27.90%
	Highest contract charge 0.60% Class IB	$186.88	—	—	—	27.14%
	All contract charges	—	99	$25,171	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$228.20	—	—	—	(4.33)%
	Highest contract charge 0.60% Class IB	$146.99	—	—	—	(4.90)%
	All contract charges	—	102	$20,749	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$238.53	—	—	—	(5.49)%
	Highest contract charge 0.60% Class IB	$154.57	—	—	—	(6.06)%
	All contract charges	—	105	$22,021	0.00%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	Highest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	All contract charges	—	204	$12,831	1.26%	—
2018	Lowest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	Highest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	All contract charges	—	100	$6,391	1.03%	—
2017	Lowest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	Highest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	All contract charges	—	41	$4,807	0.86%	—
2016	Lowest contract charge 0.00% Class IA	$351.95	—	—	—	21.53%
	Highest contract charge 0.00% Class IA	$351.95	—	—	—	21.53%
	All contract charges	—	32	$3,509	1.05%	—
2015	Lowest contract charge 0.00% Class IA	$289.59	—	—	—	(2.25)%
	Highest contract charge 0.00% Class IA	$289.59	—	—	—	(2.25)%
	All contract charges	—	30	$2,225	0.70%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.00% Class IB	$417.39	—	—	—	27.53%
	Highest contract charge 0.90% Class IB	$340.05	—	—	—	26.38%
	All contract charges	—	124	$46,319	1.26%	—
2018	Lowest contract charge 0.00% Class IB	$327.29	—	—	—	(15.40)%
	Highest contract charge 0.90% Class IB	$269.06	—	—	—	(16.17)%
	All contract charges	—	127	$37,048	1.03%	—
2017	Lowest contract charge 0.00% Class IB	$386.87	—	—	—	17.72%
	Highest contract charge 0.90% Class IB	$320.95	—	—	—	16.66%
	All contract charges	—	131	$45,408	0.86%	—
2016	Lowest contract charge 0.00% Class IB	$328.64	—	—	—	21.53%
	Highest contract charge 0.90% Class IB	$275.11	—	—	—	20.44%
	All contract charges	—	115	$34,289	1.05%	—
2015	Lowest contract charge 0.00% Class IB	$270.42	—	—	—	(2.28)%
	Highest contract charge 0.90% Class IB	$228.43	—	—	—	(3.16)%
	All contract charges	—	121	$29,513	0.70%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$433.00	—	—	—	29.96%
	Highest contract charge 0.60% Class IA	$296.41	—	—	—	29.18%
	All contract charges	—	29	$5,261	1.31%	—
2018	Lowest contract charge 0.00% Class IA	$333.18	—	—	—	(6.42)%
	Highest contract charge 0.60% Class IA	$229.45	—	—	—	(6.99)%
	All contract charges	—	25	$4,358	1.04%	—

FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility (Continued)
2017	Lowest contract charge 0.00% Class IA	$356.05	—	—	—	21.95%
	Highest contract charge 0.60% Class IA	$246.69	—	—	—	21.22%
	All contract charges	—	22	$4,838	1.00%	—
2016	Lowest contract charge 0.00% Class IA	$291.96	—	—	—	9.83%
	Highest contract charge 0.60% Class IA	$203.50	—	—	—	9.17%
	All contract charges	—	20	$4,208	1.11%	—
2015	Lowest contract charge 0.00% Class IA	$265.83	—	—	—	0.37%
	Highest contract charge 0.60% Class IA	$186.41	—	—	—	(0.23)%
	All contract charges	—	19	$4,306	0.91%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$278.82	—	—	—	29.96%
	Highest contract charge 0.90% Class IB	$231.49	—	—	—	28.79%
	All contract charges	—	109	$29,251	1.31%	—
2018	Lowest contract charge 0.00% Class IB	$214.54	—	—	—	(6.42)%
	Highest contract charge 0.90% Class IB	$179.74	—	—	—	(7.27)%
	All contract charges	—	113	$23,359	1.04%	—
2017	Lowest contract charge 0.00% Class IB	$229.27	—	—	—	21.95%
	Highest contract charge 0.90% Class IB	$193.83	—	—	—	20.86%
	All contract charges	—	119	$26,273	1.00%	—
2016	Lowest contract charge 0.00% Class IB	$188.00	—	—	—	9.83%
	Highest contract charge 0.90% Class IB	$160.38	—	—	—	8.84%
	All contract charges	—	127	$22,958	1.11%	—
2015	Lowest contract charge 0.00% Class IB	$171.18	—	—	—	0.38%
	Highest contract charge 0.90% Class IB	$147.35	—	—	—	(0.53)%
	All contract charges	—	133	$21,865	0.91%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.00% Class IA	$598.22	—	—	—	35.34%
	Highest contract charge 0.60% Class IA	$391.21	—	—	—	34.52%
	All contract charges	—	107	$25,658	0.64%	—
2018	Lowest contract charge 0.00% Class IA	$442.02	—	—	—	(2.26)%
	Highest contract charge 0.60% Class IA	$290.81	—	—	—	(2.85)%
	All contract charges	—	92	$19,274	0.63%	—
2017	Lowest contract charge 0.00% Class IA	$452.25	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$299.34	—	—	—	28.44%
	All contract charges	—	86	$20,954	0.77%	—
2016	Lowest contract charge 0.00% Class IA	$349.98	—	—	—	6.34%
	Highest contract charge 0.60% Class IA	$233.05	—	—	—	5.71%
	All contract charges	—	82	$16,601	1.01%	—
2015	Lowest contract charge 0.00% Class IA	$329.10	—	—	—	4.86%
	Highest contract charge 0.60% Class IA	$220.46	—	—	—	4.23%
	All contract charges	—	77	$16,461	0.87%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.00% Class IB	$297.69	—	—	—	35.34%
	Highest contract charge 0.90% Class IB	$247.16	—	—	—	34.12%
	All contract charges	—	611	$164,954	0.64%	—
2018	Lowest contract charge 0.00% Class IB	$219.96	—	—	—	(2.26)%
	Highest contract charge 0.90% Class IB	$184.28	—	—	—	(3.15)%
	All contract charges	—	644	$128,927	0.63%	—
2017	Lowest contract charge 0.00% Class IB	$225.05	—	—	—	29.22%
	Highest contract charge 0.90% Class IB	$190.27	—	—	—	28.07%
	All contract charges	—	680	$139,563	0.77%	—
2016	Lowest contract charge 0.00% Class IB	$174.16	—	—	—	6.34%
	Highest contract charge 0.90% Class IB	$148.57	—	—	—	5.39%
	All contract charges	—	713	$113,687	1.01%	—
2015	Lowest contract charge 0.00% Class IB	$163.77	—	—	—	4.87%
	Highest contract charge 0.90% Class IB	$140.97	—	—	—	3.92%
	All contract charges	—	764	$114,945	0.87%	—

FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$602.68	—	—	—	33.71%
	Highest contract charge 0.60% Class IA	$365.64	—	—	—	32.92%
	All contract charges	—	106	$55,263	0.42%	—
2018	Lowest contract charge 0.00% Class IA	$450.72	—	—	—	(2.97)%
	Highest contract charge 0.60% Class IA	$275.09	—	—	—	(3.56)%
	All contract charges	—	113	$44,316	0.48%	—
2017	Lowest contract charge 0.00% Class IA	$464.53	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$285.25	—	—	—	28.44%
	All contract charges	—	120	$49,729	0.49%	—
2016	Lowest contract charge 0.00% Class IA	$359.50	—	—	—	5.51%
	Highest contract charge 0.60% Class IA	$222.08	—	—	—	4.88%
	All contract charges	—	128	$41,088	0.57%	—
2015	Lowest contract charge 0.00% Class IA	$340.73	—	—	—	4.04%
	Highest contract charge 0.60% Class IA	$211.75	—	—	—	3.41%
	All contract charges	—	136	$41,909	0.28%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$575.22	—	—	—	33.72%
	Highest contract charge 0.90% Class IB	$468.63	—	—	—	32.52%
	All contract charges	—	482	$238,103	0.42%	—
2018	Lowest contract charge 0.00% Class IB	$430.17	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IB	$353.64	—	—	—	(3.85)%
	All contract charges	—	536	$199,280	0.48%	—
2017	Lowest contract charge 0.00% Class IB	$443.36	—	—	—	29.21%
	Highest contract charge 0.90% Class IB	$367.81	—	—	—	28.05%
	All contract charges	—	585	$225,714	0.49%	—
2016	Lowest contract charge 0.00% Class IB	$343.12	—	—	—	5.51%
	Highest contract charge 0.90% Class IB	$287.23	—	—	—	4.57%
	All contract charges	—	637	$191,238	0.57%	—
2015	Lowest contract charge 0.00% Class IB	$325.20	—	—	—	4.03%
	Highest contract charge 0.90% Class IB	$274.69	—	—	—	3.10%
	All contract charges	—	695	$198,684	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.00% Class IA	$136.55	—	—	—	25.63%
	Highest contract charge 0.90% Class IA	$121.73	—	—	—	24.49%
	All contract charges	—	115	$14,921	2.34%	—
2018	Lowest contract charge 0.00% Class IA	$108.69	—	—	—	(8.89)%
	Highest contract charge 0.90% Class IA	$97.78	—	—	—	(9.71)%
	All contract charges	—	106	$10,979	1.99%	—
2017	Lowest contract charge 0.00% Class IA	$119.30	—	—	—	13.01%
	Highest contract charge 0.90% Class IA	$108.30	—	—	—	11.98%
	All contract charges	—	122	$13,848	1.94%	—
2016	Lowest contract charge 0.00% Class IA	$105.57	—	—	—	16.47%
	Highest contract charge 0.90% Class IA	$96.71	—	—	—	15.43%
	All contract charges	—	125	$12,655	2.17%	—
2015	Lowest contract charge 0.00% Class IA	$90.64	—	—	—	(4.43)%
	Highest contract charge 0.90% Class IA	$83.78	—	—	—	(5.29)%
	All contract charges	—	114	$10,014	1.96%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.00% Class IB	$157.29	—	—	—	25.63%
	Highest contract charge 0.60% Class IB	$125.03	—	—	—	24.87%
	All contract charges	—	122	$18,282	2.34%	—
2018	Lowest contract charge 0.00% Class IB	$125.20	—	—	—	(8.89)%
	Highest contract charge 0.60% Class IB	$100.13	—	—	—	(9.43)%
	All contract charges	—	114	$13,704	1.99%	—

FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Index (Continued)
2017	Lowest contract charge 0.00% Class IB	$137.42	—	—	—	13.00%
	Highest contract charge 0.60% Class IB	$110.56	—	—	—	12.32%
	All contract charges	—	115	$15,123	1.94%	—
2016	Lowest contract charge 0.00% Class IB	$121.61	—	—	—	16.47%
	Highest contract charge 0.60% Class IB	$98.43	—	—	—	15.77%
	All contract charges	—	105	$12,174	2.17%	—
2015	Lowest contract charge 0.00% Class IB	$104.41	—	—	—	(4.43)%
	Highest contract charge 0.60% Class IB	$85.02	—	—	—	(5.01)%
	All contract charges	—	97	$9,549	1.96%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$360.68	—	—	—	25.44%
	Highest contract charge 0.90% Class IA	$261.61	—	—	—	24.31%
	All contract charges	—	919	$264,053	1.93%	—
2018	Lowest contract charge 0.00% Class IA	$287.53	—	—	—	(9.92)%
	Highest contract charge 0.90% Class IA	$210.45	—	—	—	(10.74)%
	All contract charges	—	996	$230,158	2.46%	—
2017	Lowest contract charge 0.00% Class IA	$319.21	—	—	—	13.86%
	Highest contract charge 0.90% Class IA	$235.77	—	—	—	12.84%
	All contract charges	—	1,078	$278,428	1.52%	—
2016	Lowest contract charge 0.00% Class IA	$280.36	—	—	—	15.32%
	Highest contract charge 0.90% Class IA	$208.95	—	—	—	14.29%
	All contract charges	—	1,164	$265,424	1.68%	—
2015	Lowest contract charge 0.00% Class IA	$243.12	—	—	—	(4.02)%
	Highest contract charge 0.90% Class IA	$182.83	—	—	—	(4.88)%
	All contract charges	—	1,280	$254,701	1.58%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$268.88	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$258.22	—	—	—	24.31%
	All contract charges	—	482	$131,805	1.93%	—
2018	Lowest contract charge 0.00% Class IB	$214.35	—	—	—	(9.93)%
	Highest contract charge 0.90% Class IB	$207.72	—	—	—	(10.74)%
	All contract charges	—	517	$113,399	2.46%	—
2017	Lowest contract charge 0.00% Class IB	$237.97	—	—	—	13.86%
	Highest contract charge 0.90% Class IB	$232.71	—	—	—	12.83%
	All contract charges	—	559	$136,908	1.52%	—
2016	Lowest contract charge 0.00% Class IB	$209.01	—	—	—	15.32%
	Highest contract charge 0.90% Class IB	$206.24	—	—	—	14.29%
	All contract charges	—	597	$129,323	1.68%	—
2015	Lowest contract charge 0.00% Class IB	$181.24	—	—	—	(4.01)%
	Highest contract charge 0.90% Class IB	$180.46	—	—	—	(4.88)%
	All contract charges	—	653	$123,278	1.58%	—

EQ/Lazard Emerging Markets Equity
2019	Lowest contract charge 0.00% Class IB	$12.86	—	—	—	18.74%
	Highest contract charge 0.90% Class IB	$117.84	—	—	—	17.70%
	All contract charges	—	1,011	$62,976	2.69%	—
2018	Lowest contract charge 0.00% Class IB(e)(m)	$10.83	—	—	—	(1.37)%
	Highest contract charge 0.90% Class IB(e)(m)	$100.12	—	—	—	(1.54)%
	All contract charges	—	966	$52,589	0.17%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.00% Class IA	$361.48	—	—	—	31.33%
	Highest contract charge 0.90% Class IA	$322.28	—	—	—	30.15%
	All contract charges	—	143	$19,545	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$275.24	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IA	$247.62	—	—	—	(3.86)%
	All contract charges	—	116	$14,806	0.09%	—

FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Loomis Sayles Growth (Continued)
2017	Lowest contract charge 0.00% Class IA	$283.70	—	—	—	34.60%
	Highest contract charge 0.90% Class IA	$257.56	—	—	—	33.39%
	All contract charges	—	90	$15,287	0.18%	—
2016	Lowest contract charge 0.00% Class IA	$210.78	—	—	—	6.82%
	Highest contract charge 0.90% Class IA	$193.09	—	—	—	5.85%
	All contract charges	—	81	$10,978	0.34%	—
2015	Lowest contract charge 0.00% Class IA	$197.33	—	—	—	11.53%
	Highest contract charge 0.90% Class IA	$182.41	—	—	—	10.52%
	All contract charges	—	56	$9,495	0.12%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.00% Class IB	$441.42	—	—	—	31.34%
	Highest contract charge 0.60% Class IB	$331.04	—	—	—	30.55%
	All contract charges	—	79	$32,594	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$336.10	—	—	—	(2.98)%
	Highest contract charge 0.60% Class IB	$253.58	—	—	—	(3.57)%
	All contract charges	—	78	$24,819	0.09%	—
2017	Lowest contract charge 0.00% Class IB	$346.43	—	—	—	34.59%
	Highest contract charge 0.60% Class IB	$262.96	—	—	—	33.78%
	All contract charges	—	75	$24,456	0.18%	—
2016	Lowest contract charge 0.00% Class IB	$257.40	—	—	—	6.81%
	Highest contract charge 0.60% Class IB	$196.56	—	—	—	6.17%
	All contract charges	—	75	$18,005	0.34%	—
2015	Lowest contract charge 0.00% Class IB	$240.98	—	—	—	11.52%
	Highest contract charge 0.60% Class IB	$185.13	—	—	—	10.86%
	All contract charges	—	71	$15,923	0.12%	—

EQ/MFS International Growth
2019	Lowest contract charge 0.00% Class IB	$286.53	—	—	—	27.24%
	Highest contract charge 0.90% Class IB	$160.08	—	—	—	26.11%
	All contract charges	—	305	$64,612	1.29%	—
2018	Lowest contract charge 0.00% Class IB	$225.18	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB	$126.94	—	—	—	(10.19)%
	All contract charges	—	281	$46,697	0.89%	—
2017	Lowest contract charge 0.00% Class IB	$248.46	—	—	—	32.05%
	Highest contract charge 0.90% Class IB	$141.35	—	—	—	30.88%
	All contract charges	—	283	$51,192	0.84%	—
2016	Lowest contract charge 0.00% Class IB	$188.15	—	—	—	1.98%
	Highest contract charge 0.90% Class IB	$108.00	—	—	—	1.06%
	All contract charges	—	283	$38,646	1.00%	—
2015	Lowest contract charge 0.00% Class IB	$184.50	—	—	—	0.20%
	Highest contract charge 0.90% Class IB	$106.87	—	—	—	(0.71)%
	All contract charges	—	285	$37,624	0.60%	—

EQ/MFS International Value
2019	Lowest contract charge 0.00% Class IB	$24.97	—	—	—	25.86%
	Highest contract charge 0.90% Class IB	$228.75	—	—	—	24.75%
	All contract charges	—	1,144	$127,840	0.70%	—
2018	Lowest contract charge 0.00% Class IB(e)(n)	$19.84	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB(e)(n)	$183.36	—	—	—	(4.53)%
	All contract charges	—	1,057	$102,837	0.00%	—

EQ/MFS Mid Cap Focused Growth
2019	Lowest contract charge 0.00% Class IB	$31.66	—	—	—	36.35%
	Highest contract charge 0.90% Class IB	$290.02	—	—	—	35.10%
	All contract charges	—	264	$44,085	0.02%	—
2018	Lowest contract charge 0.00% Class IB(e)(o)	$23.22	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB(e)(o)	$214.67	—	—	—	(9.51)%
	All contract charges	—	260	$33,196	0.01%	—

FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Utilities Series
2019	Lowest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	Highest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	All contract charges	—	102	$2,835	3.03%	—
2018	Lowest contract charge 0.00% Class IB(e)(p)	$19.86	—	—	—	(2.65)%
	Highest contract charge 0.00% Class IB(e)(p)	$19.86	—	—	—	(2.65)%
	All contract charges	—	102	$2,292	0.52%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.00% Class IA	$506.51	—	—	—	25.38%
	Highest contract charge 0.60% Class IA	$341.11	—	—	—	24.63%
	All contract charges	—	222	$41,593	1.12%	—
2018	Lowest contract charge 0.00% Class IA	$403.99	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IA	$273.70	—	—	—	(12.23)%
	All contract charges	—	202	$33,764	1.08%	—
2017	Lowest contract charge 0.00% Class IA	$457.47	—	—	—	15.48%
	Highest contract charge 0.60% Class IA	$311.82	—	—	—	14.79%
	All contract charges	—	168	$38,774	0.93%	—
2016	Lowest contract charge 0.00% Class IA	$396.14	—	—	—	19.91%
	Highest contract charge 0.60% Class IA	$271.64	—	—	—	19.19%
	All contract charges	—	149	$32,505	1.09%	—
2015	Lowest contract charge 0.00% Class IA	$330.36	—	—	—	(2.86)%
	Highest contract charge 0.60% Class IA	$227.90	—	—	—	(3.44)%
	All contract charges	—	141	$28,395	0.86%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.00% Class IB	$323.53	—	—	—	25.38%
	Highest contract charge 0.90% Class IB	$271.64	—	—	—	24.25%
	All contract charges	—	391	$118,002	1.12%	—
2018	Lowest contract charge 0.00% Class IB	$258.04	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IB	$218.63	—	—	—	(12.49)%
	All contract charges	—	417	$100,436	1.08%	—
2017	Lowest contract charge 0.00% Class IB	$292.20	—	—	—	15.48%
	Highest contract charge 0.90% Class IB	$249.83	—	—	—	14.44%
	All contract charges	—	432	$118,329	0.93%	—
2016	Lowest contract charge 0.00% Class IB	$253.03	—	—	—	19.91%
	Highest contract charge 0.90% Class IB	$218.30	—	—	—	18.84%
	All contract charges	—	400	$94,440	1.09%	—
2015	Lowest contract charge 0.00% Class IB	$211.01	—	—	—	(2.86)%
	Highest contract charge 0.90% Class IB	$183.70	—	—	—	(3.73)%
	All contract charges	—	419	$82,531	0.86%	—

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$473.94	—	—	—	26.59%
	Highest contract charge 0.90% Class IA	$359.42	—	—	—	25.45%
	All contract charges	—	462	$179,371	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$374.40	—	—	—	(13.30)%
	Highest contract charge 0.90% Class IA	$286.51	—	—	—	(14.08)%
	All contract charges	—	510	$159,047	1.20%	—
2017	Lowest contract charge 0.00% Class IA	$431.81	—	—	—	12.32%
	Highest contract charge 0.90% Class IA	$333.46	—	—	—	11.31%
	All contract charges	—	563	$201,795	1.04%	—
2016	Lowest contract charge 0.00% Class IA	$384.44	—	—	—	17.67%
	Highest contract charge 0.90% Class IA	$299.57	—	—	—	16.62%
	All contract charges	—	611	$194,982	1.22%	—
2015	Lowest contract charge 0.00% Class IA	$326.71	—	—	—	(3.54)%
	Highest contract charge 0.90% Class IA	$256.88	—	—	—	(4.41)%
	All contract charges	—	668	$183,118	0.75%	—

FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	Highest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	All contract charges	—	33	$14,469	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	Highest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	All contract charges	—	35	$12,065	1.20%	—
2017	Lowest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	Highest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	All contract charges	—	36	$14,423	1.04%	—
2016	Lowest contract charge 0.00% Class IB	$356.34	—	—	—	17.67%
	Highest contract charge 0.00% Class IB	$356.34	—	—	—	17.67%
	All contract charges	—	38	$13,464	1.22%	—
2015	Lowest contract charge 0.00% Class IB	$302.82	—	—	—	(3.54)%
	Highest contract charge 0.00% Class IB	$302.82	—	—	—	(3.54)%
	All contract charges	—	39	$11,903	0.75%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.00% Class A	$454.71	—	—	—	15.53%
	Highest contract charge 0.90% Class A	$384.65	—	—	—	14.50%
	All contract charges	—	1,254	$684,021	1.59%	—
2018	Lowest contract charge 0.00% Class A	$393.57	—	—	—	(4.77)%
	Highest contract charge 0.90% Class A	$335.95	—	—	—	(5.63)%
	All contract charges	—	1,323	$648,238	1.53%	—
2017	Lowest contract charge 0.00% Class A	$413.27	—	—	—	11.05%
	Highest contract charge 0.90% Class A	$355.99	—	—	—	10.05%
	All contract charges	—	1,321	$738,975	1.22%	—
2016	Lowest contract charge 0.00% Class A	$372.16	—	—	—	5.36%
	Highest contract charge 0.90% Class A	$323.48	—	—	—	4.41%
	All contract charges	—	1,344	$725,302	0.88%	—
2015	Lowest contract charge 0.00% Class A	$353.24	—	—	—	(0.88)%
	Highest contract charge 0.90% Class A	$309.81	—	—	—	(1.78)%
	All contract charges	—	1,412	$757,108	0.81%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.00% Class B	$223.88	—	—	—	15.53%
	Highest contract charge 0.60% Class B	$201.96	—	—	—	14.85%
	All contract charges	—	761	$164,652	1.59%	—
2018	Lowest contract charge 0.00% Class B	$193.78	—	—	—	(4.77)%
	Highest contract charge 0.60% Class B	$175.85	—	—	—	(5.35)%
	All contract charges	—	809	$151,465	1.53%	—
2017	Lowest contract charge 0.00% Class B	$203.48	—	—	—	11.05%
	Highest contract charge 0.60% Class B	$185.78	—	—	—	10.38%
	All contract charges	—	790	$155,114	1.22%	—
2016	Lowest contract charge 0.00% Class B	$183.24	—	—	—	5.36%
	Highest contract charge 0.60% Class B	$168.31	—	—	—	4.73%
	All contract charges	—	837	$148,117	0.88%	—
2015	Lowest contract charge 0.00% Class B	$173.92	—	—	—	(0.88)%
	Highest contract charge 0.60% Class B	$160.71	—	—	—	(1.48)%
	All contract charges	—	890	$149,774	0.81%	—

EQ/Moderate Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	Highest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	All contract charges	—	648	$127,003	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	Highest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	All contract charges	—	643	$106,743	1.23%	—

FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	Highest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	All contract charges	—	626	$109,617	1.41%	—
2016	Lowest contract charge 0.00% Class IB	$156.57	—	—	—	7.05%
	Highest contract charge 0.00% Class IB	$156.57	—	—	—	7.05%
	All contract charges	—	617	$96,610	0.95%	—
2015	Lowest contract charge 0.00% Class IB	$146.26	—	—	—	(0.79)%
	Highest contract charge 0.00% Class IB	$146.26	—	—	—	(0.79)%
	All contract charges	—	565	$82,588	1.12%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.00% Class A	$266.91	—	—	—	19.99%
	Highest contract charge 0.90% Class A	$230.44	—	—	—	18.91%
	All contract charges	—	1,306	$182,308	1.58%	—
2018	Lowest contract charge 0.00% Class A	$222.44	—	—	—	(6.84)%
	Highest contract charge 0.90% Class A	$193.79	—	—	—	(7.68)%
	All contract charges	—	1,190	$158,878	1.57%	—
2017	Lowest contract charge 0.00% Class A	$238.76	—	—	—	14.89%
	Highest contract charge 0.90% Class A	$209.91	—	—	—	13.86%
	All contract charges	—	1,176	$189,691	1.39%	—
2016	Lowest contract charge 0.00% Class A	$207.81	—	—	—	7.27%
	Highest contract charge 0.90% Class A	$184.35	—	—	—	6.30%
	All contract charges	—	1,173	$179,974	0.90%	—
2015	Lowest contract charge 0.00% Class A	$193.73	—	—	—	(1.29)%
	Highest contract charge 0.90% Class A	$173.42	—	—	—	(2.18)%
	All contract charges	—	1,171	$181,984	0.89%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.00% Class B	$261.46	—	—	—	19.99%
	Highest contract charge 0.60% Class B	$237.11	—	—	—	19.28%
	All contract charges	—	1,036	$267,122	1.58%	—
2018	Lowest contract charge 0.00% Class B	$217.90	—	—	—	(6.84)%
	Highest contract charge 0.60% Class B	$198.79	—	—	—	(7.40)%
	All contract charges	—	1,084	$233,271	1.57%	—
2017	Lowest contract charge 0.00% Class B	$233.89	—	—	—	14.89%
	Highest contract charge 0.60% Class B	$214.67	—	—	—	14.20%
	All contract charges	—	1,158	$267,770	1.39%	—
2016	Lowest contract charge 0.00% Class B	$203.57	—	—	—	7.27%
	Highest contract charge 0.60% Class B	$187.97	—	—	—	6.63%
	All contract charges	—	1,198	$241,006	0.90%	—
2015	Lowest contract charge 0.00% Class B	$189.77	—	—	—	(1.30)%
	Highest contract charge 0.60% Class B	$176.29	—	—	—	(1.88)%
	All contract charges	—	1,228	$230,412	0.89%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IA	$177.62	—	—	—	1.52%
	Highest contract charge 0.90% Class IA	$150.25	—	—	—	0.60%
	All contract charges	—	2,082	$100,472	1.50%	—
2018	Lowest contract charge 0.00% Class IA	$174.96	—	—	—	1.27%
	Highest contract charge 0.90% Class IA	$149.35	—	—	—	0.36%
	All contract charges	—	1,469	$101,491	1.25%	—
2017	Lowest contract charge 0.00% Class IA	$172.76	—	—	—	0.40%
	Highest contract charge 0.90% Class IA	$148.82	—	—	—	(0.50)%
	All contract charges	—	1,389	$100,524	0.39%	—
2016	Lowest contract charge 0.00% Class IA	$172.07	—	—	—	—%
	Highest contract charge 0.90% Class IA	$149.57	—	—	—	(0.89)%
	All contract charges	—	1,609	$112,607	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$172.07	—	—	—	—%
	Highest contract charge 0.90% Class IA	$150.92	—	—	—	(0.90)%
	All contract charges	—	1,459	$116,349	0.00%	—

FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$135.73	—	—	—	1.52%
	Highest contract charge 0.60% Class IB	$125.38	—	—	—	0.91%
	All contract charges	—	426	$55,856	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$133.70	—	—	—	1.27%
	Highest contract charge 0.60% Class IB	$124.25	—	—	—	0.66%
	All contract charges	—	331	$42,439	1.25%	—
2017	Lowest contract charge 0.00% Class IB	$132.02	—	—	—	0.40%
	Highest contract charge 0.60% Class IB	$123.43	—	—	—	(0.20)%
	All contract charges	—	418	$53,555	0.39%	—
2016	Lowest contract charge 0.00% Class IB	$131.49	—	—	—	—%
	Highest contract charge 0.60% Class IB	$123.68	—	—	—	(0.59)%
	All contract charges	—	360	$45,810	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$131.49	—	—	—	(0.01)%
	Highest contract charge 0.60% Class IB	$124.42	—	—	—	(0.60)%
	All contract charges	—	343	$43,876	0.00%	—

EQ/Oppenhiemer Global
2019	Lowest contract charge 0.00% Class IB (v)	$113.06	—	—	—	6.41%
	Highest contract charge 0.00% Class IB (v)	$113.06	—	—	—	6.41%
	All contract charges	—	—	—	0.00%	—

EQ/PIMCO Global Real Return
2019	Lowest contract charge 0.00% Class IB (v)	$101.00	—	—	—	0.52%
	Highest contract charge 0.00% Class IB (v)	$101.00	—	—	—	0.52%
	All contract charges	—	—	—	11.94%	—

EQ/PIMCO Real Return
2019	Lowest contract charge 0.00% Class IB	$133.54	—	—	—	8.39%
	Highest contract charge 0.90% Class IB	$122.34	—	—	—	7.42%
	All contract charges	—	306	$25,573	1.99%	—
2018	Lowest contract charge 0.00% Class IB(e)(q)	$123.20	—	—	—	0.40%
	Highest contract charge 0.90% Class IB(e)(q)	$113.89	—	—	—	0.23%
	All contract charges	—	305	$24,169	0.46%	—

EQ/PIMCO Total Return
2019	Lowest contract charge 0.00% Class IB	$141.12	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$129.28	—	—	—	7.63%
	All contract charges	—	856	$81,032	2.10%	—
2018	Lowest contract charge 0.00% Class IB(e)(r)	$129.93	—	—	—	1.75%
	Highest contract charge 0.90% Class IB(e)(r)	$120.11	—	—	—	1.57%
	All contract charges	—	735	$68,223	0.69%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.00% Class IA	$124.33	—	—	—	2.55%
	Highest contract charge 0.90% Class IA	$110.84	—	—	—	1.62%
	All contract charges	—	124	$14,617	2.25%	—
2018	Lowest contract charge 0.00% Class IA	$121.24	—	—	—	0.97%
	Highest contract charge 0.90% Class IA	$109.07	—	—	—	0.05%
	All contract charges	—	136	$15,866	1.99%	—
2017	Lowest contract charge 0.00% Class IA	$120.08	—	—	—	1.88%
	Highest contract charge 0.90% Class IA	$109.02	—	—	—	0.97%
	All contract charges	—	138	$15,815	1.32%	—
2016	Lowest contract charge 0.00% Class IA	$117.86	—	—	—	1.99%
	Highest contract charge 0.90% Class IA	$107.97	—	—	—	1.08%
	All contract charges	—	125	$14,261	1.00%	—
2015	Lowest contract charge 0.00% Class IA	$115.56	—	—	—	(0.28)%
	Highest contract charge 0.90% Class IA	$106.82	—	—	—	(1.17)%
	All contract charges	—	145	$16,282	0.47%	—

FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.00% Class IB	$127.42	—	—	—	2.56%
	Highest contract charge 0.60% Class IB	$114.56	—	—	—	1.93%
	All contract charges	—	139	$17,320	2.25%	—
2018	Lowest contract charge 0.00% Class IB	$124.24	—	—	—	0.95%
	Highest contract charge 0.60% Class IB	$112.39	—	—	—	0.35%
	All contract charges	—	145	$17,517	1.99%	—
2017	Lowest contract charge 0.00% Class IB	$123.07	—	—	—	1.90%
	Highest contract charge 0.60% Class IB	$112.00	—	—	—	1.28%
	All contract charges	—	146	$17,454	1.32%	—
2016	Lowest contract charge 0.00% Class IB	$120.78	—	—	—	1.98%
	Highest contract charge 0.60% Class IB	$110.58	—	—	—	1.38%
	All contract charges	—	142	$16,743	1.00%	—
2015	Lowest contract charge 0.00% Class IB	$118.43	—	—	—	(0.27)%
	Highest contract charge 0.60% Class IB	$109.08	—	—	—	(0.87)%
	All contract charges	—	153	$17,504	0.47%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.00% Class IA	$271.80	—	—	—	5.63%
	Highest contract charge 0.90% Class IA	$202.23	—	—	—	4.68%
	All contract charges	—	176	$22,553	1.54%	—
2018	Lowest contract charge 0.00% Class IA	$257.31	—	—	—	0.12%
	Highest contract charge 0.90% Class IA	$193.19	—	—	—	(0.79)%
	All contract charges	—	163	$22,879	1.68%	—
2017	Lowest contract charge 0.00% Class IA	$257.00	—	—	—	1.39%
	Highest contract charge 0.90% Class IA	$194.72	—	—	—	0.48%
	All contract charges	—	173	$25,722	1.17%	—
2016	Lowest contract charge 0.00% Class IA	$253.48	—	—	—	1.18%
	Highest contract charge 0.90% Class IA	$193.79	—	—	—	0.27%
	All contract charges	—	203	$36,245	1.15%	—
2015	Lowest contract charge 0.00% Class IA	$250.53	—	—	—	0.22%
	Highest contract charge 0.90% Class IA	$193.27	—	—	—	(0.68)%
	All contract charges	—	208	$38,216	1.06%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.00% Class IB	$183.40	—	—	—	5.63%
	Highest contract charge 0.60% Class IB	$161.70	—	—	—	5.00%
	All contract charges	—	112	$18,800	1.54%	—
2018	Lowest contract charge 0.00% Class IB	$173.62	—	—	—	0.12%
	Highest contract charge 0.60% Class IB	$154.00	—	—	—	(0.48)%
	All contract charges	—	116	$18,748	1.68%	—
2017	Lowest contract charge 0.00% Class IB	$173.41	—	—	—	1.39%
	Highest contract charge 0.60% Class IB	$154.75	—	—	—	0.79%
	All contract charges	—	122	$19,553	1.17%	—
2016	Lowest contract charge 0.00% Class IB	$171.04	—	—	—	1.18%
	Highest contract charge 0.60% Class IB	$153.54	—	—	—	0.57%
	All contract charges	—	129	$20,541	1.15%	—
2015	Lowest contract charge 0.00% Class IB	$169.05	—	—	—	0.23%
	Highest contract charge 0.60% Class IB	$152.67	—	—	—	(0.38)%
	All contract charges	—	132	$20,722	1.06%	—

EQ/Science And Technology
2019	Lowest contract charge 0.00% Class IB	$248.17	—	—	—	46.68%
	Highest contract charge 0.90% Class IB	$233.70	—	—	—	45.36%
	All contract charges	—	248	$45,607	0.01%	—
2018	Lowest contract charge 0.00% Class IB(e)(s)	$169.19	—	—	—	(11.81)%
	Highest contract charge 0.90% Class IB(e)(s)	$160.77	—	—	—	(11.96)%
	All contract charges	—	257	$32,653	0.00%	—

FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index
2019	Lowest contract charge 0.00% Class IA	$573.36	—	—	—	25.21%
	Highest contract charge 0.90% Class IA	$433.65	—	—	—	24.08%
	All contract charges	—	230	$56,399	1.11%	—
2018	Lowest contract charge 0.00% Class IA	$457.91	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IA	$349.48	—	—	—	(12.11)%
	All contract charges	—	219	$47,905	0.96%	—
2017	Lowest contract charge 0.00% Class IA	$516.30	—	—	—	14.01%
	Highest contract charge 0.90% Class IA	$397.65	—	—	—	12.99%
	All contract charges	—	211	$56,792	1.08%	—
2016	Lowest contract charge 0.00% Class IA	$452.86	—	—	—	20.53%
	Highest contract charge 0.90% Class IA	$351.94	—	—	—	19.45%
	All contract charges	—	182	$49,667	1.17%	—
2015	Lowest contract charge 0.00% Class IA	$375.73	—	—	—	(4.57)%
	Highest contract charge 0.90% Class IA	$294.64	—	—	—	(5.43)%
	All contract charges	—	175	$43,006	0.92%	—

EQ/Small Company Index
2019	Lowest contract charge 0.00% Class IB	$416.26	—	—	—	25.21%
	Highest contract charge 0.90% Class IB	$379.01	—	—	—	24.08%
	All contract charges	—	128	$53,095	1.11%	—
2018	Lowest contract charge 0.00% Class IB	$332.45	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IB	$305.45	—	—	—	(12.11)%
	All contract charges	—	125	$41,433	0.96%	—
2017	Lowest contract charge 0.00% Class IB	$374.84	—	—	—	14.01%
	Highest contract charge 0.90% Class IB	$347.55	—	—	—	12.99%
	All contract charges	—	120	$44,655	1.08%	—
2016	Lowest contract charge 0.00% Class IB	$328.79	—	—	—	20.53%
	Highest contract charge 0.90% Class IB	$307.60	—	—	—	19.45%
	All contract charges	—	111	$36,249	1.17%	—
2015	Lowest contract charge 0.00% Class IB	$272.79	—	—	—	(4.57)%
	Highest contract charge 0.90% Class IB	$257.52	—	—	—	(5.43)%
	All contract charges	—	104	$28,328	0.92%	—

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.00% Class IA	$328.39	—	—	—	31.10%
	Highest contract charge 0.60% Class IA	$303.93	—	—	—	30.31%
	All contract charges	—	440	$25,699	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$250.49	—	—	—	(1.61)%
	Highest contract charge 0.60% Class IA	$233.23	—	—	—	(2.21)%
	All contract charges	—	353	$15,577	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$254.60	—	—	—	33.37%
	Highest contract charge 0.60% Class IA	$238.50	—	—	—	32.57%
	All contract charges	—	229	$10,385	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$190.90	—	—	—	1.34%
	Highest contract charge 0.60% Class IA	$179.91	—	—	—	0.74%
	All contract charges	—	164	$5,664	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$188.38	—	—	—	10.23%
	Highest contract charge 0.60% Class IA	$178.59	—	—	—	9.56%
	All contract charges	—	125	$4,398	0.00%	—

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.00% Class IB	$384.64	—	—	—	31.10%
	Highest contract charge 0.90% Class IB	$288.97	—	—	—	29.92%
	All contract charges	—	372	$123,594	0.00%	—
2018	Lowest contract charge 0.00% Class IB	$293.39	—	—	—	(1.62)%
	Highest contract charge 0.90% Class IB	$222.42	—	—	—	(2.51)%
	All contract charges	—	390	$98,799	0.00%	—

FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Growth Stock (Continued)
2017	Lowest contract charge 0.00% Class IB	$298.21	—	—	—	33.37%
	Highest contract charge 0.90% Class IB	$228.14	—	—	—	32.17%
	All contract charges	—	394	$101,528	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$223.60	—	—	—	1.34%
	Highest contract charge 0.90% Class IB	$172.61	—	—	—	0.43%
	All contract charges	—	375	$72,640	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$220.65	—	—	—	10.23%
	Highest contract charge 0.90% Class IB	$171.87	—	—	—	9.23%
	All contract charges	—	416	$79,230	0.00%	—

EQ/T. Rowe Price Health Sciences
2019	Lowest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	Highest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	All contract charges	—	121	$7,496	0.00%	—
2018	Lowest contract charge 0.00% Class IB(e)(t)	$39.13	—	—	—	(9.44)%
	Highest contract charge 0.00% Class IB(e)(t)	$39.13	—	—	—	(9.44)%
	All contract charges	—	134	$7,851	0.00%	—

EQ/UBS Growth & Income
2019	Lowest contract charge 0.00% Class IB	$328.67	—	—	—	36.80%
	Highest contract charge 0.90% Class IB	$203.84	—	—	—	35.57%
	All contract charges	—	65	$16,578	0.51%	—
2018	Lowest contract charge 0.00% Class IB	$240.25	—	—	—	(13.42)%
	Highest contract charge 0.90% Class IB	$150.36	—	—	—	(14.20)%
	All contract charges	—	60	$11,348	0.32%	—
2017	Lowest contract charge 0.00% Class IB	$277.48	—	—	—	21.28%
	Highest contract charge 0.90% Class IB	$175.24	—	—	—	20.19%
	All contract charges	—	76	$16,096	0.29%	—
2016	Lowest contract charge 0.00% Class IB	$228.79	—	—	—	10.14%
	Highest contract charge 0.90% Class IB	$145.80	—	—	—	9.16%
	All contract charges	—	63	$11,384	0.78%	—
2015	Lowest contract charge 0.00% Class IB	$207.72	—	—	—	(1.42)%
	Highest contract charge 0.90% Class IB	$133.57	—	—	—	(2.31)%
	All contract charges	—	75	$12,167	0.58%	—

EQ/Wellington Energy
2019	Lowest contract charge 0.00% Class IB	$7.33	—	—	—	0.96%
	Highest contract charge 0.90% Class IB	$67.19	—	—	—	0.09%
	All contract charges	—	275	$11,061	0.99%	—
2018	Lowest contract charge 0.00% Class IB(e)(u)	$7.26	—	—	—	(31.51)%
	Highest contract charge 0.90% Class IB(e)(u)	$67.13	—	—	—	(31.59)%
	All contract charges	—	250	$10,239	0.10%	—

Fidelity® VIP Asset Manager: Growth Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	Highest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	All contract charges	—	13	$1,209	1.26%	—
2018	Lowest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	Highest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	All contract charges	—	14	$1,145	0.99%	—
2017	Lowest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	Highest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	All contract charges	—	15	$1,590	1.05%	—
2016	Lowest contract charge 0.00% Service Class 2	$229.35	—	—	—	2.18%
	Highest contract charge 0.00% Service Class 2	$229.35	—	—	—	2.18%
	All contract charges	—	14	$1,383	1.33%	—
2015	Lowest contract charge 0.00% Service Class 2	$224.46	—	—	—	(0.19)%
	Highest contract charge 0.00% Service Class 2	$224.46	—	—	—	(0.19)%
	All contract charges	—	15	$1,264	0.98%	—

FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	Highest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	All contract charges	—	59	$2,414	1.97%	—
2018	Lowest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	Highest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	All contract charges	—	47	$1,605	2.14%	—
2017	Lowest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	Highest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	All contract charges	—	47	$1,798	1.52%	—
2016	Lowest contract charge 0.00% Service Class 2	$291.49	—	—	—	17.71%
	Highest contract charge 0.00% Service Class 2	$291.49	—	—	—	17.71%
	All contract charges	—	42	$1,580	2.59%	—
2015	Lowest contract charge 0.00% Service Class 2	$247.63	—	—	—	(4.24)%
	Highest contract charge 0.00% Service Class 2	$247.63	—	—	—	(4.24)%
	All contract charges	—	30	$1,051	3.14%	—

Fidelity® VIP Government Money Market Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	Highest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	All contract charges	—	109	$1,568	1.74%	—
2018	Lowest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	Highest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	All contract charges	—	105	$1,467	1.43%	—
2017	Lowest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	Highest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	All contract charges	—	96	$1,089	0.43%	—
2016	Lowest contract charge 0.00% Service Class 2	$100.31	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$100.31	—	—	—	0.01%
	All contract charges	—	73	$1,332	0.02%	—
2015	Lowest contract charge 0.00% Service Class 2	$100.30	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$100.30	—	—	—	0.01%
	All contract charges	—	67	$997	0.01%	—

Fidelity® VIP Growth & Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$387.74	—	—	—	29.68%
	Highest contract charge 0.90% Service Class 2	$261.47	—	—	—	28.51%
	All contract charges	—	97	$11,521	3.48%	—
2018	Lowest contract charge 0.00% Service Class 2	$299.00	—	—	—	(9.19)%
	Highest contract charge 0.90% Service Class 2	$203.46	—	—	—	(10.01)%
	All contract charges	—	88	$8,795	0.19%	—
2017	Lowest contract charge 0.00% Service Class 2	$329.27	—	—	—	16.61%
	Highest contract charge 0.90% Service Class 2	$226.10	—	—	—	15.56%
	All contract charges	—	85	$10,171	1.04%	—
2016	Lowest contract charge 0.00% Service Class 2	$282.36	—	—	—	15.81%
	Highest contract charge 0.90% Service Class 2	$195.65	—	—	—	14.77%
	All contract charges	—	78	$8,609	1.67%	—
2015	Lowest contract charge 0.00% Service Class 2	$243.82	—	—	—	(2.54)%
	Highest contract charge 0.90% Service Class 2	$170.47	—	—	—	(3.42)%
	All contract charges	—	75	$7,288	1.89%	—

Fidelity® VIP High Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	Highest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	All contract charges	—	68	$3,285	5.34%	—
2018	Lowest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	Highest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	All contract charges	—	60	$2,637	5.00%	—

FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP High Income Portfolio (Continued)
2017	Lowest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	Highest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	All contract charges	—	78	$4,071	5.22%	—
2016	Lowest contract charge 0.00% Service Class 2	$246.01	—	—	—	14.17%
	Highest contract charge 0.00% Service Class 2	$246.01	—	—	—	14.17%
	All contract charges	—	72	$3,626	5.77%	—
2015	Lowest contract charge 0.00% Service Class 2	$215.48	—	—	—	(3.86)%
	Highest contract charge 0.00% Service Class 2	$215.48	—	—	—	(3.86)%
	All contract charges	—	70	$3,378	5.88%	—

Fidelity® VIP Investment Grade Bond Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	Highest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	All contract charges	—	929	$41,574	2.65%	—
2018	Lowest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	Highest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	All contract charges	—	771	$36,813	2.34%	—
2017	Lowest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	Highest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	All contract charges	—	588	$16,362	1.80%	—
2016	Lowest contract charge 0.00% Service Class 2	$171.13	—	—	—	4.47%
	Highest contract charge 0.00% Service Class 2	$171.13	—	—	—	4.47%
	All contract charges	—	449	$9,201	2.76%	—
2015	Lowest contract charge 0.00% Service Class 2	$163.80	—	—	—	(0.85)%
	Highest contract charge 0.00% Service Class 2	$163.80	—	—	—	(0.85)%
	All contract charges	—	385	$7,133	2.64%	—

Fidelity® VIP Mid Cap Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$610.74	—	—	—	23.17%
	Highest contract charge 0.90% Service Class 2	$212.83	—	—	—	22.06%
	All contract charges	—	262	$32,751	0.67%	—
2018	Lowest contract charge 0.00% Service Class 2	$495.85	—	—	—	(14.77)%
	Highest contract charge 0.90% Service Class 2	$174.36	—	—	—	(15.54)%
	All contract charges	—	289	$28,415	0.41%	—
2017	Lowest contract charge 0.00% Service Class 2	$581.78	—	—	—	20.53%
	Highest contract charge 0.90% Service Class 2	$206.45	—	—	—	19.45%
	All contract charges	—	238	$31,628	0.51%	—
2016	Lowest contract charge 0.00% Service Class 2	$482.67	—	—	—	11.92%
	Highest contract charge 0.90% Service Class 2	$172.83	—	—	—	10.92%
	All contract charges	—	197	$24,006	0.34%	—
2015	Lowest contract charge 0.00% Service Class 2	$431.25	—	—	—	(1.63)%
	Highest contract charge 0.90% Service Class 2	$155.81	—	—	—	(2.52)%
	All contract charges	—	171	$20,947	0.18%	—

Fidelity® VIP Value Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	Highest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	All contract charges	—	25	$1,133	1.22%	—
2018	Lowest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	Highest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	All contract charges	—	36	$1,304	0.96%	—
2017	Lowest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	Highest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	All contract charges	—	15	$808	1.08%	—
2016	Lowest contract charge 0.00% Service Class 2	$297.43	—	—	—	11.71%
	Highest contract charge 0.00% Service Class 2	$297.43	—	—	—	11.71%
	All contract charges	—	12	$732	1.07%	—
2015	Lowest contract charge 0.00% Service Class 2	$266.25	—	—	—	(0.97)%
	Highest contract charge 0.00% Service Class 2	$266.25	—	—	—	(0.97)%
	All contract charges	—	12	$1,247	1.12%	—

FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Value Strategies Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	Highest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	All contract charges	—	3	$194	1.24%	—
2018	Lowest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	Highest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	All contract charges	—	7	$287	0.58%	—
2017	Lowest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	Highest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	All contract charges	—	6	$529	1.32%	—
2016	Lowest contract charge 0.00% Service Class 2	$360.78	—	—	—	9.27%
	Highest contract charge 0.00% Service Class 2	$360.78	—	—	—	9.27%
	All contract charges	—	3	$334	0.89%	—
2015	Lowest contract charge 0.00% Service Class 2	$330.17	—	—	—	(3.19)%
	Highest contract charge 0.00% Service Class 2	$330.17	—	—	—	(3.19)%
	All contract charges	—	4	$333	0.90%	—

Franklin Mutual Shares VIP Fund
2019	Lowest contract charge 0.00% Class 2	$213.16	—	—	—	22.57%
	Highest contract charge 0.90% Class 2	$195.28	—	—	—	21.47%
	All contract charges	—	92	$9,861	1.85%	—
2018	Lowest contract charge 0.00% Class 2	$173.91	—	—	—	(9.07)%
	Highest contract charge 0.90% Class 2	$160.77	—	—	—	(9.89)%
	All contract charges	—	85	$8,151	2.27%	—
2017	Lowest contract charge 0.00% Class 2	$191.25	—	—	—	8.35%
	Highest contract charge 0.90% Class 2	$178.41	—	—	—	7.37%
	All contract charges	—	101	$10,881	2.25%	—
2016	Lowest contract charge 0.00% Class 2	$176.51	—	—	—	16.06%
	Highest contract charge 0.90% Class 2	$166.16	—	—	—	15.02%
	All contract charges	—	95	$10,495	1.93%	—
2015	Lowest contract charge 0.00% Class 2	$152.09	—	—	—	(4.94)%
	Highest contract charge 0.90% Class 2	$144.46	—	—	—	(5.79)%
	All contract charges	—	102	$10,352	3.16%	—

Franklin Small Cap Value VIP Fund
2019	Lowest contract charge 0.00% Class 2	$244.88	—	—	—	26.35%
	Highest contract charge 0.90% Class 2	$224.33	—	—	—	25.21%
	All contract charges	—	204	$13,349	1.07%	—
2018	Lowest contract charge 0.00% Class 2	$193.81	—	—	—	(12.87)%
	Highest contract charge 0.90% Class 2	$179.16	—	—	—	(13.67)%
	All contract charges	—	214	$11,102	0.90%	—
2017	Lowest contract charge 0.00% Class 2	$222.45	—	—	—	10.65%
	Highest contract charge 0.90% Class 2	$207.52	—	—	—	9.66%
	All contract charges	—	199	$12,256	0.51%	—
2016	Lowest contract charge 0.00% Class 2	$201.04	—	—	—	30.18%
	Highest contract charge 0.90% Class 2	$189.24	—	—	—	29.02%
	All contract charges	—	158	$11,113	0.69%	—
2015	Lowest contract charge 0.00% Class 2	$154.43	—	—	—	(7.38)%
	Highest contract charge 0.90% Class 2	$146.68	—	—	—	(8.22)%
	All contract charges	—	118	$5,236	0.63%	—

Invesco V.I. Diversified Dividend Fund
2019	Lowest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	Highest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	All contract charges	—	625	$17,863	2.73%	—
2018	Lowest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	Highest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	All contract charges	—	583	$13,523	2.25%	—
2017	Lowest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	Highest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	All contract charges	—	574	$14,465	1.49%	—

FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Diversified Dividend Fund (Continued)
2016	Lowest contract charge 0.00% Series II	$187.47	—	—	—	14.53%
	Highest contract charge 0.00% Series II	$187.47	—	—	—	14.53%
	All contract charges	—	554	$13,211	1.55%	—
2015	Lowest contract charge 0.00% Series II	$163.68	—	—	—	1.82%
	Highest contract charge 0.00% Series II	$163.68	—	—	—	1.82%
	All contract charges	—	136	$3,477	1.62%	—

Invesco V.I. Mid Cap Core Equity Fund
2019	Lowest contract charge 0.00% Series II	$199.75	—	—	—	25.04%
	Highest contract charge 0.90% Series II	$182.99	—	—	—	23.91%
	All contract charges	—	47	$4,248	0.21%	—
2018	Lowest contract charge 0.00% Series II	$159.75	—	—	—	(11.60)%
	Highest contract charge 0.90% Series II	$147.68	—	—	—	(12.40)%
	All contract charges	—	46	$3,493	0.13%	—
2017	Lowest contract charge 0.00% Series II	$180.71	—	—	—	14.65%
	Highest contract charge 0.90% Series II	$168.58	—	—	—	13.62%
	All contract charges	—	37	$3,804	0.31%	—
2016	Lowest contract charge 0.00% Series II	$157.62	—	—	—	13.16%
	Highest contract charge 0.90% Series II	$148.37	—	—	—	12.15%
	All contract charges	—	31	$3,382	0.00%	—
2015	Lowest contract charge 0.00% Series II	$139.29	—	—	—	(4.27)%
	Highest contract charge 0.90% Series II	$132.30	—	—	—	(5.14)%
	All contract charges	—	29	$3,003	0.10%	—

Invesco V.I. Small Cap Equity Fund
2019	Lowest contract charge 0.00% Series II	$221.26	—	—	—	26.33%
	Highest contract charge 0.90% Series II	$202.69	—	—	—	25.19%
	All contract charges	—	50	$6,207	0.00%	—
2018	Lowest contract charge 0.00% Series II	$175.15	—	—	—	(15.27)%
	Highest contract charge 0.90% Series II	$161.91	—	—	—	(16.04)%
	All contract charges	—	49	$5,092	0.00%	—
2017	Lowest contract charge 0.00% Series II	$206.72	—	—	—	13.73%
	Highest contract charge 0.90% Series II	$192.84	—	—	—	12.71%
	All contract charges	—	39	$5,917	0.00%	—
2016	Lowest contract charge 0.00% Series II	$181.77	—	—	—	11.84%
	Highest contract charge 0.90% Series II	$171.10	—	—	—	10.83%
	All contract charges	—	32	$4,613	0.00%	—
2015	Lowest contract charge 0.00% Series II	$162.53	—	—	—	(5.74)%
	Highest contract charge 0.90% Series II	$154.38	—	—	—	(6.59)%
	All contract charges	—	34	$4,376	0.00%	—

Ivy VIP Global Equity Income
2019	Lowest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	Highest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	All contract charges	—	28	$686	2.68%	—
2018	Lowest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	Highest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	All contract charges	—	29	$521	1.72%	—
2017	Lowest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	Highest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	All contract charges	—	30	$1,020	1.15%	—
2016	Lowest contract charge 0.00% Class II	$172.14	—	—	—	6.95%
	Highest contract charge 0.00% Class II	$172.14	—	—	—	6.95%
	All contract charges	—	26	$744	1.39%	—
2015	Lowest contract charge 0.00% Class II	$160.95	—	—	—	(2.06)%
	Highest contract charge 0.00% Class II	$160.95	—	—	—	(2.06)%
	All contract charges	—	25	$524	1.27%	—

FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Ivy VIP High Income
2019	Lowest contract charge 0.00% Class II	$133.06	—	—	—	11.19%
	Highest contract charge 0.90% Class II	$125.30	—	—	—	10.19%
	All contract charges	—	789	$41,445	6.52%	—
2018	Lowest contract charge 0.00% Class II	$119.67	—	—	—	(2.11)%
	Highest contract charge 0.90% Class II	$113.71	—	—	—	(3.00)%
	All contract charges	—	722	$35,498	6.23%	—
2017	Lowest contract charge 0.00% Class II	$122.25	—	—	—	6.68%
	Highest contract charge 0.90% Class II	$117.23	—	—	—	5.73%
	All contract charges	—	556	$32,857	5.40%	—
2016	Lowest contract charge 0.00% Class II	$114.60	—	—	—	16.19%
	Highest contract charge 0.90% Class II	$110.88	—	—	—	15.14%
	All contract charges	—	463	$28,761	6.74%	—
2015	Lowest contract charge 0.00% Class II	$98.63	—	—	—	(6.51)%
	Highest contract charge 0.90% Class II	$96.30	—	—	—	(7.35)%
	All contract charges	—	369	$20,390	6.02%	—

Ivy VIP Small Cap Growth
2019	Lowest contract charge 0.00% Class II	$237.38	—	—	—	23.37%
	Highest contract charge 0.90% Class II	$217.46	—	—	—	22.26%
	All contract charges	—	115	$14,853	0.00%	—
2018	Lowest contract charge 0.00% Class II	$192.42	—	—	—	(4.11)%
	Highest contract charge 0.90% Class II	$177.87	—	—	—	(4.98)%
	All contract charges	—	98	$12,355	0.38%	—
2017	Lowest contract charge 0.00% Class II	$200.67	—	—	—	23.12%
	Highest contract charge 0.90% Class II	$187.20	—	—	—	22.01%
	All contract charges	—	81	$12,406	0.00%	—
2016	Lowest contract charge 0.00% Class II	$162.99	—	—	—	2.91%
	Highest contract charge 0.90% Class II	$153.43	—	—	—	1.99%
	All contract charges	—	72	$8,691	0.00%	—
2015	Lowest contract charge 0.00% Class II	$158.38	—	—	—	1.88%
	Highest contract charge 0.90% Class II	$150.43	—	—	—	0.97%
	All contract charges	—	75	$8,951	0.00%	—

Lord Abbett Series Fund - Bond Debenture Portfolio
2019	Lowest contract charge 0.00% Class VC Shares(v)	$104.15	—	—	—	2.11%
	Highest contract charge 0.00% Class VC Shares(v)	$104.15	—	—	—	2.11%
	All contract charges	—	—	—	0.00%	—

MFS® Investors Trust Series
2019	Lowest contract charge 0.00% Service Class	$286.39	—	—	—	31.25%
	Highest contract charge 0.90% Service Class	$262.36	—	—	—	30.07%
	All contract charges	—	16	$4,515	0.48%	—
2018	Lowest contract charge 0.00% Service Class	$218.20	—	—	—	(5.71)%
	Highest contract charge 0.90% Service Class	$201.71	—	—	—	(6.56)%
	All contract charges	—	14	$3,162	0.42%	—
2017	Lowest contract charge 0.00% Service Class	$231.41	—	—	—	23.02%
	Highest contract charge 0.90% Service Class	$215.88	—	—	—	21.92%
	All contract charges	—	18	$4,027	0.57%	—
2016	Lowest contract charge 0.00% Service Class	$188.10	—	—	—	8.32%
	Highest contract charge 0.80% Service Class	$178.26	—	—	—	7.45%
	All contract charges	—	15	$2,618	0.57%	—
2015	Lowest contract charge 0.00% Service Class	$173.66	—	—	—	(0.05)%
	Highest contract charge 0.80% Service Class	$165.90	—	—	—	(0.84)%
	All contract charges	—	13	$2,199	0.70%	—

FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Massachusetts Investors Growth Stock Portfolio
2019	Lowest contract charge 0.00% Service Class	$339.48	—	—	—	39.59%
	Highest contract charge 0.90% Service Class	$311.00	—	—	—	38.33%
	All contract charges	—	36	$11,873	0.36%	—
2018	Lowest contract charge 0.00% Service Class	$243.20	—	—	—	0.57%
	Highest contract charge 0.90% Service Class	$224.83	—	—	—	(0.33)%
	All contract charges	—	26	$5,987	0.32%	—
2017	Lowest contract charge 0.00% Service Class	$241.81	—	—	—	28.10%
	Highest contract charge 0.90% Service Class	$225.58	—	—	—	26.95%
	All contract charges	—	20	$4,741	0.41%	—
2016	Lowest contract charge 0.00% Service Class	$188.77	—	—	—	5.84%
	Highest contract charge 0.90% Service Class	$177.69	—	—	—	4.89%
	All contract charges	—	19	$3,765	0.40%	—
2015	Lowest contract charge 0.00% Service Class(b)	$178.35	—	—	—	(1.63)%
	Highest contract charge 0.90% Service Class(b)	$169.40	—	—	—	(2.31)%
	All contract charges	—	13	$2,155	0.46%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.00% Class IA	$520.07	—	—	—	33.35%
	Highest contract charge 0.90% Class IA	$503.13	—	—	—	32.15%
	All contract charges	—	422	$493,784	0.76%	—
2018	Lowest contract charge 0.00% Class IA	$390.01	—	—	—	(0.21)%
	Highest contract charge 0.90% Class IA	$380.73	—	—	—	(1.11)%
	All contract charges	—	442	$396,908	0.13%	—
2017	Lowest contract charge 0.00% Class IA	$390.83	—	—	—	30.35%
	Highest contract charge 0.90% Class IA	$385.02	—	—	—	29.18%
	All contract charges	—	466	$423,844	0.16%	—
2016	Lowest contract charge 0.00% Class IA	$299.83	—	—	—	3.44%
	Highest contract charge 0.90% Class IA	$298.04	—	—	—	2.51%
	All contract charges	—	498	$351,429	0.53%	—
2015	Lowest contract charge 0.00% Class IA	$289.86	—	—	—	3.99%
	Highest contract charge 0.90% Class IA	$290.74	—	—	—	3.06%
	All contract charges	—	542	$373,360	0.16%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.00% Class IB	$264.88	—	—	—	33.35%
	Highest contract charge 0.60% Class IB	$234.93	—	—	—	32.55%
	All contract charges	—	160	$39,428	0.76%	—
2018	Lowest contract charge 0.00% Class IB	$198.63	—	—	—	(0.21)%
	Highest contract charge 0.60% Class IB	$177.24	—	—	—	(0.81)%
	All contract charges	—	168	$31,185	0.13%	—
2017	Lowest contract charge 0.00% Class IB	$199.05	—	—	—	30.35%
	Highest contract charge 0.60% Class IB	$178.69	—	—	—	29.57%
	All contract charges	—	175	$32,450	0.16%	—
2016	Lowest contract charge 0.00% Class IB	$152.70	—	—	—	3.43%
	Highest contract charge 0.60% Class IB	$137.91	—	—	—	2.82%
	All contract charges	—	178	$25,303	0.53%	—
2015	Lowest contract charge 0.00% Class IB	$147.63	—	—	—	3.99%
	Highest contract charge 0.60% Class IB	$134.13	—	—	—	3.37%
	All contract charges	—	194	$26,699	0.16%	—

Multimanager Core Bond
2019	Lowest contract charge 0.00% Class IA	$191.46	—	—	—	7.38%
	Highest contract charge 0.60% Class IA	$181.19	—	—	—	6.74%
	All contract charges	—	193	$19,616	2.14%	—
2018	Lowest contract charge 0.00% Class IA	$178.30	—	—	—	(0.40)%
	Highest contract charge 0.60% Class IA	$169.75	—	—	—	(1.00)%
	All contract charges	—	187	$19,048	2.71%	—

FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Core Bond (Continued)
2017	Lowest contract charge 0.00% Class IA	$179.01	—	—	—	3.00%
	Highest contract charge 0.60% Class IA	$171.47	—	—	—	2.38%
	All contract charges	—	180	$20,013	2.08%	—
2016	Lowest contract charge 0.00% Class IA	$173.80	—	—	—	2.64%
	Highest contract charge 0.60% Class IA	$167.48	—	—	—	2.02%
	All contract charges	—	169	$20,450	2.08%	—
2015	Lowest contract charge 0.00% Class IA	$169.33	—	—	—	0.12%
	Highest contract charge 0.60% Class IA	$164.16	—	—	—	(0.47)%
	All contract charges	—	159	$20,844	1.92%	—

Multimanager Core Bond
2019	Lowest contract charge 0.00% Class IB	$197.36	—	—	—	7.38%
	Highest contract charge 0.90% Class IB	$167.72	—	—	—	6.41%
	All contract charges	—	231	$42,942	2.14%	—
2018	Lowest contract charge 0.00% Class IB	$183.79	—	—	—	(0.40)%
	Highest contract charge 0.90% Class IB	$157.61	—	—	—	(1.30)%
	All contract charges	—	236	$40,858	2.71%	—
2017	Lowest contract charge 0.00% Class IB	$184.52	—	—	—	3.00%
	Highest contract charge 0.90% Class IB	$159.68	—	—	—	2.08%
	All contract charges	—	256	$44,615	2.08%	—
2016	Lowest contract charge 0.00% Class IB	$179.14	—	—	—	2.64%
	Highest contract charge 0.90% Class IB	$156.43	—	—	—	1.72%
	All contract charges	—	292	$49,249	2.08%	—
2015	Lowest contract charge 0.00% Class IB	$174.54	—	—	—	0.13%
	Highest contract charge 0.90% Class IB	$153.79	—	—	—	(0.77)%
	All contract charges	—	304	$50,153	1.92%	—

Multimanager Mid Cap Growth
2019	Lowest contract charge 0.00% Class IA	$607.84	—	—	—	32.96%
	Highest contract charge 0.60% Class IA	$333.42	—	—	—	32.16%
	All contract charges	—	23	$13,915	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$457.16	—	—	—	(5.77)%
	Highest contract charge 0.60% Class IA	$252.28	—	—	—	(6.34)%
	All contract charges	—	25	$11,157	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$485.17	—	—	—	26.67%
	Highest contract charge 0.60% Class IA	$269.36	—	—	—	25.91%
	All contract charges	—	27	$12,687	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$383.02	—	—	—	6.79%
	Highest contract charge 0.60% Class IA	$213.93	—	—	—	6.15%
	All contract charges	—	28	$10,529	0.10%	—
2015	Lowest contract charge 0.00% Class IA	$358.68	—	—	—	(1.51)%
	Highest contract charge 0.60% Class IA	$201.54	—	—	—	(2.10)%
	All contract charges	—	31	$10,804	0.00%	—

Multimanager Mid Cap Growth
2019	Lowest contract charge 0.00% Class IB	$536.78	—	—	—	32.96%
	Highest contract charge 0.90% Class IB	$294.49	—	—	—	31.76%
	All contract charges	—	58	$21,149	0.00%	—
2018	Lowest contract charge 0.00% Class IB	$403.71	—	—	—	(5.77)%
	Highest contract charge 0.90% Class IB	$223.50	—	—	—	(6.63)%
	All contract charges	—	58	$15,468	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$428.45	—	—	—	26.66%
	Highest contract charge 0.90% Class IB	$239.36	—	—	—	25.52%
	All contract charges	—	60	$16,955	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$338.26	—	—	—	6.78%
	Highest contract charge 0.90% Class IB	$190.69	—	—	—	5.82%
	All contract charges	—	88	$19,160	0.10%	—
2015	Lowest contract charge 0.00% Class IB	$316.79	—	—	—	(1.52)%
	Highest contract charge 0.90% Class IB	$180.20	—	—	—	(2.41)%
	All contract charges	—	97	$19,711	0.00%	—

FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Mid Cap Value
2019	Lowest contract charge 0.00% Class IA	$500.84	—	—	—	24.97%
	Highest contract charge 0.60% Class IA	$298.41	—	—	—	24.22%
	All contract charges	—	37	$10,018	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$400.77	—	—	—	(12.75)%
	Highest contract charge 0.60% Class IA	$240.23	—	—	—	(13.27)%
	All contract charges	—	35	$8,377	0.75%	—
2017	Lowest contract charge 0.00% Class IA	$459.32	—	—	—	9.28%
	Highest contract charge 0.60% Class IA	$277.00	—	—	—	8.63%
	All contract charges	—	35	$10,131	0.76%	—
2016	Lowest contract charge 0.00% Class IA	$420.32	—	—	—	19.09%
	Highest contract charge 0.60% Class IA	$255.00	—	—	—	18.38%
	All contract charges	—	39	$10,599	1.02%	—
2015	Lowest contract charge 0.00% Class IA	$352.93	—	—	—	(5.54)%
	Highest contract charge 0.60% Class IA	$215.41	—	—	—	(6.11)%
	All contract charges	—	40	$9,746	0.68%	—

Multimanager Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$328.00	—	—	—	24.97%
	Highest contract charge 0.90% Class IB	$278.73	—	—	—	23.84%
	All contract charges	—	86	$25,955	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$262.46	—	—	—	(12.75)%
	Highest contract charge 0.90% Class IB	$225.07	—	—	—	(13.53)%
	All contract charges	—	103	$24,756	0.75%	—
2017	Lowest contract charge 0.00% Class IB	$300.80	—	—	—	9.27%
	Highest contract charge 0.90% Class IB	$260.30	—	—	—	8.29%
	All contract charges	—	111	$30,843	0.76%	—
2016	Lowest contract charge 0.00% Class IB	$275.28	—	—	—	19.08%
	Highest contract charge 0.90% Class IB	$240.37	—	—	—	18.01%
	All contract charges	—	144	$36,624	1.02%	—
2015	Lowest contract charge 0.00% Class IB	$231.18	—	—	—	(5.55)%
	Highest contract charge 0.90% Class IB	$203.69	—	—	—	(6.40)%
	All contract charges	—	161	$34,517	0.68%	—

Multimanager Technology
2019	Lowest contract charge 0.00% Class IA	$997.39	—	—	—	37.87%
	Highest contract charge 0.60% Class IA	$500.61	—	—	—	37.04%
	All contract charges	—	67	$28,563	0.15%	—
2018	Lowest contract charge 0.00% Class IA	$723.43	—	—	—	2.29%
	Highest contract charge 0.60% Class IA	$365.30	—	—	—	1.68%
	All contract charges	—	68	$23,252	0.16%	—
2017	Lowest contract charge 0.00% Class IA	$707.20	—	—	—	39.12%
	Highest contract charge 0.60% Class IA	$359.27	—	—	—	38.29%
	All contract charges	—	42	$22,064	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$508.34	—	—	—	8.95%
	Highest contract charge 0.60% Class IA	$259.80	—	—	—	8.30%
	All contract charges	—	43	$17,008	0.01%	—
2015	Lowest contract charge 0.00% Class IA	$466.60	—	—	—	6.29%
	Highest contract charge 0.60% Class IA	$239.90	—	—	—	5.65%
	All contract charges	—	45	$16,131	0.00%	—

Multimanager Technology
2019	Lowest contract charge 0.00% Class IB	$810.86	—	—	—	37.87%
	Highest contract charge 0.90% Class IB	$424.76	—	—	—	36.63%
	All contract charges	—	276	$139,845	0.15%	—
2018	Lowest contract charge 0.00% Class IB	$588.13	—	—	—	2.29%
	Highest contract charge 0.90% Class IB	$310.88	—	—	—	1.37%
	All contract charges	—	293	$107,753	0.16%	—
2017	Lowest contract charge 0.00% Class IB	$574.94	—	—	—	39.12%
	Highest contract charge 0.90% Class IB	$306.69	—	—	—	37.88%
	All contract charges	—	292	$105,528	0.00%	—

FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Technology (Continued)
2016	Lowest contract charge 0.00% Class IB	$413.27	—	—	—	8.94%
	Highest contract charge 0.90% Class IB	$222.44	—	—	—	7.96%
	All contract charges	—	284	$73,856	0.01%	—
2015	Lowest contract charge 0.00% Class IB	$379.34	—	—	—	6.29%
	Highest contract charge 0.90% Class IB	$206.03	—	—	—	5.34%
	All contract charges	—	301	$71,400	0.00%	—

Natural Resources Portfolio
2019	Lowest contract charge 0.00% Class I	$55.07	—	—	—	10.25%
	Highest contract charge 0.00% Class I	$55.07	—	—	—	10.25%
	All contract charges	—	79	$1,356	0.00%	—
2018	Lowest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	Highest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	All contract charges	—	92	$1,916	0.00%	—
2017	Lowest contract charge 0.00% Class I	$61.23	—	—	—	(0.54)%
	Highest contract charge 0.00% Class I	$61.23	—	—	—	(0.54)%
	All contract charges	—	118	$4,277	0.00%	—
2016	Lowest contract charge 0.00% Class II	$61.56	—	—	—	24.82%
	Highest contract charge 0.00% Class II	$61.56	—	—	—	24.82%
	All contract charges	—	102	$3,924	0.00%	—
2015	Lowest contract charge 0.00% Class I	$49.32	—	—	—	(28.84)%
	Highest contract charge 0.00% Class II	$49.32	—	—	—	(28.84)%
	All contract charges	—	86	$2,626	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2019	Lowest contract charge 0.00% Advisor Class	$69.65	—	—	—	11.35%
	Highest contract charge 0.90% Advisor Class	$63.81	—	—	—	10.36%
	All contract charges	—	165	$11,305	4.35%	—
2018	Lowest contract charge 0.00% Advisor Class	$62.55	—	—	—	(14.21)%
	Highest contract charge 0.90% Advisor Class	$57.82	—	—	—	(14.98)%
	All contract charges	—	154	$9,531	1.97%	—
2017	Lowest contract charge 0.00% Advisor Class	$72.91	—	—	—	2.06%
	Highest contract charge 0.90% Advisor Class	$68.01	—	—	—	1.13%
	All contract charges	—	147	$10,603	10.89%	—
2016	Lowest contract charge 0.00% Advisor Class	$71.44	—	—	—	14.87%
	Highest contract charge 0.90% Advisor Class	$67.25	—	—	—	13.85%
	All contract charges	—	136	$9,580	1.02%	—
2015	Lowest contract charge 0.00% Advisor Class	$62.19	—	—	—	(25.66)%
	Highest contract charge 0.90% Advisor Class	$59.07	—	—	—	(26.34)%
	All contract charges	—	132	$8,067	4.22%	—

T. Rowe Price Equity Income Portfolio
2019	Lowest contract charge 0.00% Class II	$239.36	—	—	—	26.04%
	Highest contract charge 0.90% Class II	$219.28	—	—	—	24.91%
	All contract charges	—	69	$16,187	2.08%	—
2018	Lowest contract charge 0.00% Class II	$189.91	—	—	—	(9.69)%
	Highest contract charge 0.90% Class II	$175.55	—	—	—	(10.51)%
	All contract charges	—	70	$13,050	1.80%	—
2017	Lowest contract charge 0.00% Class II	$210.29	—	—	—	15.73%
	Highest contract charge 0.90% Class II	$196.17	—	—	—	14.69%
	All contract charges	—	68	$13,994	1.51%	—
2016	Lowest contract charge 0.00% Class II	$181.71	—	—	—	18.86%
	Highest contract charge 0.90% Class II	$171.04	—	—	—	17.79%
	All contract charges	—	71	$12,645	1.79%	—
2015	Lowest contract charge 0.00% Class II	$152.88	—	—	—	(7.11)%
	Highest contract charge 0.90% Class II	$145.21	—	—	—	(7.94)%
	All contract charges	—	115	$17,055	1.59%	—

FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2015 Allocation
2019	Lowest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	Highest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	All contract charges	—	66	$2,298	1.94%	—
2018	Lowest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	Highest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	All contract charges	—	47	$1,710	1.80%	—
2017	Lowest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	Highest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	All contract charges	—	34	$1,892	1.51%	—
2016	Lowest contract charge 0.00% Class B	$141.64	—	—	—	5.63%
	Highest contract charge 0.00% Class B	$141.64	—	—	—	5.63%
	All contract charges	—	14	$288	1.61%	—
2015	Lowest contract charge 0.00% Class B	$134.09	—	—	—	(1.91)%
	Highest contract charge 0.00% Class B	$134.09	—	—	—	(1.91)%
	All contract charges	—	12	$223	2.33%	—

Target 2025 Allocation
2019	Lowest contract charge 0.00% Class B	$193.04	—	—	—	19.37%
	Highest contract charge 0.80% Class B	$126.00	—	—	—	18.43%
	All contract charges	—	174	$14,449	1.94%	—
2018	Lowest contract charge 0.00% Class B	$161.71	—	—	—	(6.15)%
	Highest contract charge 0.80% Class B	$106.39	—	—	—	(6.90)%
	All contract charges	—	154	$9,626	1.77%	—
2017	Lowest contract charge 0.00% Class B	$172.30	—	—	—	15.42%
	Highest contract charge 0.80% Class B	$114.28	—	—	—	14.50%
	All contract charges	—	119	$7,645	1.85%	—
2016	Lowest contract charge 0.00% Class B	$149.28	—	—	—	7.41%
	Highest contract charge 0.80% Class B(a)	$99.81	—	—	—	6.55%
	All contract charges	—	69	$2,092	1.65%	—
2015	Lowest contract charge 0.00% Class B	$138.98	—	—	—	(2.04)%
	Highest contract charge 0.60% Class B(a)	$93.80	—	—	—	(5.65)%
	All contract charges	—	49	$1,261	1.41%	—

Target 2035 Allocation
2019	Lowest contract charge 0.00% Class B	$204.95	—	—	—	22.33%
	Highest contract charge 0.60% Class B	$131.82	—	—	—	21.59%
	All contract charges	—	155	$7,266	1.74%	—
2018	Lowest contract charge 0.00% Class B	$167.54	—	—	—	(7.17)%
	Highest contract charge 0.60% Class B	$108.41	—	—	—	(7.73)%
	All contract charges	—	83	$4,750	1.71%	—
2017	Lowest contract charge 0.00% Class B	$180.49	—	—	—	17.77%
	Highest contract charge 0.60% Class B	$117.49	—	—	—	17.06%
	All contract charges	—	52	$3,313	1.79%	—
2016	Lowest contract charge 0.00% Class B	$153.26	—	—	—	8.03%
	Highest contract charge 0.60% Class B	$100.37	—	—	—	7.38%
	All contract charges	—	30	$1,344	1.57%	—
2015	Lowest contract charge 0.00% Class B	$141.87	—	—	—	(2.03)%
	Highest contract charge 0.60% Class B(a)	$93.47	—	—	—	(5.98)%
	All contract charges	—	24	$864	1.43%	—

Target 2045 Allocation
2019	Lowest contract charge 0.00% Class B	$212.36	—	—	—	24.34%
	Highest contract charge 0.60% Class B	$135.03	—	—	—	23.60%
	All contract charges	—	74	$4,947	1.86%	—
2018	Lowest contract charge 0.00% Class B	$170.79	—	—	—	(7.98)%
	Highest contract charge 0.60% Class B	$109.25	—	—	—	(8.54)%
	All contract charges	—	51	$2,829	1.88%	—

FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2045 Allocation (Continued)
2017	Lowest contract charge 0.00% Class B	$185.61	—	—	—	19.69%
	Highest contract charge 0.60% Class B	$119.45	—	—	—	18.97%
	All contract charges	—	28	$1,776	1.71%	—
2016	Lowest contract charge 0.00% Class B	$155.07	—	—	—	8.69%
	Highest contract charge 0.60% Class B	$100.40	—	—	—	8.04%
	All contract charges	—	15	$753	1.65%	—
2015	Lowest contract charge 0.00% Class B	$142.67	—	—	—	(2.23)%
	Highest contract charge 0.60% Class B(a)	$92.93	—	—	—	(6.52)%
	All contract charges	—	16	$571	1.91%	—

Target 2055 Allocation
2019	Lowest contract charge 0.00% Class B	$144.67	—	—	—	26.79%
	Highest contract charge 0.60% Class B	$140.66	—	—	—	26.03%
	All contract charges	—	33	$1,713	1.81%	—
2018	Lowest contract charge 0.00% Class B	$114.10	—	—	—	(8.79)%
	Highest contract charge 0.60% Class B	$111.61	—	—	—	(9.33)%
	All contract charges	—	15	$937	1.82%	—
2017	Lowest contract charge 0.00% Class B	$125.09	—	—	—	21.79%
	Highest contract charge 0.60% Class B	$123.10	—	—	—	21.07%
	All contract charges	—	8	$606	1.71%	—
2016	Lowest contract charge 0.00% Class B	$102.71	—	—	—	9.51%
	Highest contract charge 0.60% Class B(a)	$101.68	—	—	—	8.85%
	All contract charges	—	2	$264	1.83%	—
2015	Lowest contract charge 0.00% Class B(a)	$93.79	—	—	—	(6.70)%
	Highest contract charge 0.00% Class B(a)	$93.79	—	—	—	(6.70)%
	All contract charges	—	—	$46	3.95%	—

Templeton Developing Markets VIP Fund
2019	Lowest contract charge 0.00% Class 2	$138.90	—	—	—	26.70%
	Highest contract charge 0.90% Class 2	$127.25	—	—	—	25.56%
	All contract charges	—	135	$18,318	1.04%	—
2018	Lowest contract charge 0.00% Class 2	$109.63	—	—	—	(15.80)%
	Highest contract charge 0.90% Class 2	$101.35	—	—	—	(16.56)%
	All contract charges	—	160	$17,140	0.80%	—
2017	Lowest contract charge 0.00% Class 2	$130.20	—	—	—	40.41%
	Highest contract charge 0.90% Class 2	$121.46	—	—	—	39.16%
	All contract charges	—	137	$17,444	0.96%	—
2016	Lowest contract charge 0.00% Class 2	$92.73	—	—	—	17.44%
	Highest contract charge 0.90% Class 2	$87.28	—	—	—	16.39%
	All contract charges	—	104	$9,563	0.81%	—
2015	Lowest contract charge 0.00% Class 2	$78.96	—	—	—	(19.60)%
	Highest contract charge 0.90% Class 2	$74.99	—	—	—	(20.33)%
	All contract charges	—	101	$7,804	1.97%	—

Templeton Global Bond VIP Fund
2019	Lowest contract charge 0.00% Class 2	$129.62	—	—	—	2.01%
	Highest contract charge 0.90% Class 2	$118.74	—	—	—	1.09%
	All contract charges	—	668	$48,514	7.12%	—
2018	Lowest contract charge 0.00% Class 2	$127.06	—	—	—	1.94%
	Highest contract charge 0.90% Class 2	$117.46	—	—	—	1.01%
	All contract charges	—	643	$46,400	0.00%	—
2017	Lowest contract charge 0.00% Class 2	$124.64	—	—	—	1.92%
	Highest contract charge 0.90% Class 2	$116.28	—	—	—	1.02%
	All contract charges	—	586	$45,630	0.00%	—
2016	Lowest contract charge 0.00% Class 2	$122.29	—	—	—	2.94%
	Highest contract charge 0.90% Class 2	$115.11	—	—	—	2.01%
	All contract charges	—	529	$41,472	0.00%	—
2015	Lowest contract charge 0.00% Class 2	$118.80	—	—	—	(4.30)%
	Highest contract charge 0.90% Class 2	$112.84	—	—	—	(5.17)%
	All contract charges	—	529	$42,461	7.79%	—

FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Growth VIP Fund
2019	Lowest contract charge 0.00% Class 2	$178.02	—	—	—	15.15%
	Highest contract charge 0.90% Class 2	$163.09	—	—	—	14.12%
	All contract charges	—	29	$4,967	2.77%	—
2018	Lowest contract charge 0.00% Class 2	$154.60	—	—	—	(14.85)%
	Highest contract charge 0.90% Class 2	$142.91	—	—	—	(15.62)%
	All contract charges	—	29	$4,401	1.97%	—
2017	Lowest contract charge 0.00% Class 2	$181.56	—	—	—	18.50%
	Highest contract charge 0.90% Class 2	$169.37	—	—	—	17.44%
	All contract charges	—	30	$5,260	1.60%	—
2016	Lowest contract charge 0.00% Class 2	$153.21	—	—	—	9.62%
	Highest contract charge 0.90% Class 2	$144.22	—	—	—	8.64%
	All contract charges	—	31	$4,575	2.03%	—
2015	Lowest contract charge 0.00% Class 2	$139.77	—	—	—	(6.48)%
	Highest contract charge 0.90% Class 2	$132.75	—	—	—	(7.33)%
	All contract charges	—	33	$4,511	2.55%	—

VanEck VIP Global Hard Assets Fund
2019	Lowest contract charge 0.00% Class S Shares	$66.70	—	—	—	11.56%
	Highest contract charge 0.90% Class S Shares	$61.09	—	—	—	10.53%
	All contract charges	—	162	$10,697	0.00%	—
2018	Lowest contract charge 0.00% Class S Shares	$59.79	—	—	—	(28.42)%
	Highest contract charge 0.90% Class S Shares	$55.27	—	—	—	(29.07)%
	All contract charges	—	143	$8,441	0.00%	—
2017	Lowest contract charge 0.00% Class S Shares	$83.53	—	—	—	(1.97)%
	Highest contract charge 0.90% Class S Shares	$77.92	—	—	—	(2.86)%
	All contract charges	—	151	$12,427	0.00%	—
2016	Lowest contract charge 0.00% Class S Shares	$85.21	—	—	—	43.40%
	Highest contract charge 0.90% Class S Shares	$80.21	—	—	—	42.14%
	All contract charges	—	155	$12,986	0.38%	—
2015	Lowest contract charge 0.00% Class S Shares	$59.42	—	—	—	(33.62)%
	Highest contract charge 0.90% Class S Shares	$56.43	—	—	—	(34.23)%
	All contract charges	—	147	$8,559	0.03%	—

Vanguard Variable Insurance Fund - Equity Index Portfolio
2019	Lowest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	Highest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	All contract charges	—	42	$14,834	2.12%	—
2018	Lowest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	Highest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	All contract charges	—	48	$13,016	1.56%	—
2017	Lowest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	Highest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	All contract charges	—	31	$8,898	1.78%	—
2016	Lowest contract charge 0.60% Common Shares	$236.19	—	—	—	11.14%
	Highest contract charge 0.60% Common Shares	$236.19	—	—	—	11.14%
	All contract charges	—	31	$7,243	2.38%	—
2015	Lowest contract charge 0.60% Common Shares	$212.51	—	—	—	0.66%
	Highest contract charge 0.60% Common Shares	$212.51	—	—	—	0.66%
	All contract charges	—	37	$7,894	1.66%	—

(a)	Units were made available on May 26, 2015.
(b)	Units were made available on March 27, 2015.
(c)	Units were made available on May 20, 2016.
(d)	Units were made available on May 19, 2017.
(e)	Units were made available on October 22, 2018.
(f)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(g)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.

FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2019

8.	Financial Highlights (Concluded)

(h)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
(i)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
(j)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(k)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(l)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(m)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(n)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(o)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(p)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.
(q)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(r)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.
(s)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.
(t)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.
(u)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.
(v)	Units were made available on July 15, 2019.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations (“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the “Surviving Portfolio”) will replace interests in the current investment options (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Science and Technology	EQ/MFS Technology
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-171

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

Equitable Financial Life Insurance Company

SUPPLEMENT DATED MAY 1, 2020 TO PROSPECTUS DATED MAY 1, 2020 FOR INCENTIVE LIFE OPTIMIZER®

This Supplement concerns an additional investment option under our Incentive Life Optimizer® policies. The additional investment option is our Market Stabilizer Option® (“MSO”), which is available to you, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the “Segments” of the MSO, each of which has a limited duration (a “Segment Term”). Amounts invested in an MSO Segment may be credited with positive or negative interest based, in part, on the performance of the S&P 500 Price Return Index during the Segment term.

The purpose of this Supplement is solely to add to the May 1, 2020 Incentive Life Optimizer® Prospectus (“Optimizer Prospectus”) a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option® prospectus (“MSO Prospectus”) dated May 1, 2020. All of the information in the Optimizer Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Optimizer Prospectus) or in the MSO Prospectus.

Accordingly, you should read this Supplement in conjunction with the Optimizer Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Optimizer Prospectus.

No Transfer Charges in Connection with MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under the Incentive Life Optimizer policies, we will never apply this charge for any transfers into or out of the MSO.

Accordingly, the following language is added to footnote 7 on page 7 of the Optimizer Prospectus (which appears in the section of that Prospectus entitled “Tables of policy charges”): Nor will this charge apply to any transfers to or from any Market Stabilizer Option® (“MSO”) that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account. Please refer to the separate prospectus for the MSO (“MSO Prospectus”) for information about the MSO and the related “Holding Account.”

Charges for the MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled “Periodic charges other than underlying trust portfolio operating expenses” on page 6 of the Optimizer Prospectus:

Optional rider charges	When charge is deducted	Maximum amount that may be deducted
Market Stabilizer Option® (MSO)(1)

MSO Variable Index Benefit Charge	Upon allocation to MSO Segment	0.75% of policy account value allocated

MSO Variable Index Segment Account Charge	Monthly (during any MSO Segment Term)	Annual % of your Segment Account Value 1.65%(2)

MSO loan spread	On each policy anniversary (or on loan termination, if earlier)	2% for New York and Oregon policies 5% for all other policies(3)

MSO Early Distribution Adjustment	On surrender or other distribution (including loan) from an MSO Segment before the Segment Term’s end	75% of Segment Account Value(4)
(1)

Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value” and “Early Distribution Adjustment.”

(2)	Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)

We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(4)

The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.

EVM-102 (5/20)	#844264
NB/IF	Cat # 143821

How We Allocate Charges Among Your Investment Options

If you allocate any policy account value to the MSO, our procedures for allocating the policy’s monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled “How we allocate charges among your investment options” on page 9 of the Optimizer Prospectus:

Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy’s unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy’s monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts investment in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Incentive Life Optimizer® is issued by

and is a registered trademark of Equitable Financial Life Insurance Company.

2

PART C

Item 26. Exhibits.

(a)	Board of Directors Resolutions.

(i)

Certified resolution re Authority to Market Variable Life Insurance and Establish Separate Accounts, incorporated herein by reference to Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, (File No. 333-17663),filed on December 11, 1996.

(b)	Custodial Agreements. Not Applicable.

(c)	Underwriting Contracts.

(c)(i)	Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit 1-A(3)(b) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(c)(i)(a)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(c)(i)(b)

Life Product Amendment to Broker-Dealer and General Agent Sales Agreement AMENDMENT, dated as of March 15, 2016, (such date, following execution and delivery by all parties, to be the “Effective Date”), by and among AXA Distributors, LLC (“Distributor”), AXA Advisors, LLC (“Broker-Dealer”) and AXA Network, LLC (“General Agent”), incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199) filed on April 19, 2019.

(c)(ii)

Distribution and Servicing Agreement dated as of May  1, 1994 among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(c)(iii)

Agreement dated January  1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit No.  1-A(10)(c) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

(c)(iv)

Transition Agreement dated January 1, 2000 for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

(c)(v)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(c)(v)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(c)(v)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(c)(v)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(c)(v)(iv)

Fourth Amendment dated as of August  1, 2015 to the Distribution Agreement dated as of January 1,  1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(c)(vi)

General Agent Sales Agreement dated January  1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

(c)(vi)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(c)(vi)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(c)(vi)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(c)(vi)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333- 127445), filed on August 11, 2005.

(c)(vi)(v)

Fifth Amendment dated as of November  1, 2006 to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form  N-4 (File No. 333-05593), filed on April 24, 2012.

(c)(vi)(vi)

Sixth Amendment dated as of February  15, 2008 to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(c)(vi)(vii)

Seventh Amendment dated as of February  15, 2008 to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

(c)(vi)(viii)

Eighth Amendment dated as of November  1, 2008 to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

(c)(vi)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(c)(vi)(x)

Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(c)(vi)(xi)

Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(c)(vi)(xii)

Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(c)(vi)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(c)(vi)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(c)(vi)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(c)(vi)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(c)(vi)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(c)(vii)

Form of BGA Sales Agreement for Fixed and Variable Life Insurance and Annuity Products incorporated herein by reference to Exhibit (c)(iv)(e) to Registration Statement (File No. 333-103202) filed on April 27, 2004.

(d)	Contracts. (Including Riders and Endorsements)

(d)(i)

Flexible Premium Variable Life Insurance Policy (95-300) (Corporate Incentive Life) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(a)(iv) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(d)(ii)

Flexible Premium Variable Life Insurance Policy (99-300), incorporated herein by reference to Exhibit No. 1-A(5)(a)(vi) to Registration Statement on Form S-6, (File No. 333-17663), filed on March 1, 1999.

(d)(iii)

Form of Flexible Premium Variable Life Insurance Policy for Incentive Life ‘02 (02-300), incorporated herein by reference to Exhibit No. 1-A(5)(a)(vii) to Registration Statement on Form S-6, (File No. 333-17663), filed on August 9, 2002.

(d)(iv)

Option to Purchase Additional Insurance Rider (R94-204) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(d) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(d)(v)	Substitution of Insured Rider (R94-212) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(f) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(d)(vi)

Renewable Term Insurance Rider on the Insured (R94-215) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(h) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(d)(vii)

Disability Rider—Waiver of Monthly Deductions (R94-216) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(j) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(d)(viii)

Disability Rider—Waiver of Premiums (R94-216A) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(l) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(d)(ix)

Accelerated Death Benefit Rider (R94-102) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(p) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(d)(x)	Accounting Benefit Rider (S.94-118) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(t) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

(d)(xi)

Unisex Rider with Table of Guaranteed Payments Endorsement (S.99-33), incorporated herein by reference to Exhibit No. 1-A(5)(z)(iii) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

(d)(xii)(i)

Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), incorporated herein by reference to Exhibit No. 1-A(5)(z)(iv) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

(d)(xii)(ii)	Form of Paid Up Death Benefit Guarantee Endorsement (S.09-30), previously filed with this Registration Statement, File No. 333-103199, on June 17, 2010.

(d)(xiii)(i)

Form of Enhanced Death Benefit Guarantee Rider (R99-100), incorporated herein by reference to Exhibit No. 1-A(5)(z)(v) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

(d)(xiii)(ii)	Form of Enhanced Death Benefit Guarantee Rider (R10-40), previously filed with this Registration Statement, File No. 333-103199, on June 17, 2010.

(d)(xiv)

Form of Waiver of Surrender Charge Due to Tax Law Change Endorsement (S.01-WSC), incorporated herein by reference to Exhibit No. (d)(v) to Registration Statement on Form S-6, File No. 333-76130, filed on December 31, 2001.

(d)(xv)

Form of Paid Up Death Benefit Guarantee Endorsement for Incentive Life ‘02 (S.02-60), incorporated herein by reference to Exhibit No. 1-A(5)(z)(vi) to Registration Statement on Form S-6, File No. 333-17663, filed on August 9, 2002.

(d)(xvi)	Children’s Term Insurance Rider (R94-218) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

(d)(xvii)	Integrated Term Insurance Rider (R00-10) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

(d)(xviii)	Renewable Term Insurance on the Additional Insured Person (R94-217) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

(d)(xix)	Cost of Living Rider (R96-101) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

(d)(xx)	Accidental Death Benefit Rider (R94-219) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

(d)(xxi)	Form of Flexible Premium Variable Life Insurance Policy (03-400) (Corporate Incentive Life) previously filed with this Registration Statement, File No. 333-103199 on November 17, 2003.

(d)(xxii)	Form of Flexible Premium Variable Life Insurance Policy for Incentive Life ‘06 (05-200) previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

(d)(xxiii)	Form of Paid Up Death Benefit Guarantee Endorsement for Incentive Life ‘06 (S.05-30) previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

(d)(xxiv)	Form of Loan Extension Endorsement for Incentive Life ‘06 (S.05-20) previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

(d)(xxv)	Form of Accelerated Death Benefit for Long-Term Care Services Rider, previously filed with this Registration Statement File No. 333-103199 on June 21, 2006.

(d)(xxvi)(a)	Form of Flexible Premium Variable Life Insurance Policy for Incentive Life Optimizer (08-200), previously filed with this Registration Statement, File No. 333-103199 on September 3, 2008.

(d)(xxvi)(b)	Form of Flexible Premium Variable Life Insurance Policy for Incentive Life Optimizer II (ICC10-100), previously filed with this Registration Statement, File No. 333-103199 on April 2, 2010.

(d)(xxvi)(c)	Form of Flexible Premium Variable Life Insurance Policy for Incentive Life Optimizer II (10-100), previously filed with this Registration Statement, File No. 333-103199 on March 28, 2011.

(d)(xxvii)	Cash Value Plus Rider (R07-80), previously filed with this Registration Statement, File No. 333-103199 on September 3, 2008.

(d)(xxviii)	Variable Indexed Option Rider (R09-30), previously filed with this Registration Statement, File No. 333-103199 on April 21, 2010.

(d)(xxix)	Cash Value Plus Rider (ICC11-R11-10) previously filed with this Registration Statement, File No. 333-103199 on April 26, 2012.

(d)(xxx)	Accelerated Death Benefit for Long-Term Care Services Rider (ICC12-R12-10) previously filed with this Registration Statement, File No. 333-103199 on April 26, 2012.

(d)(xxxi)	Accelerated Death Benefit for Long-Term Care Benefits Rider (R12-10CT (rev. 9/13)) previously filed with this Registration Statement, File No. 333-103199 on April 25. 2014.

(d)(xxxii)	Endorsement applicable to the Guaranteed Interest Account (GIA) Limitation (ICC13-S.13-10) previously filed with this Registration Statement, File No. 333-103199 on April 25. 2014.

(d)(xxxiii)	Aviation Exclusion Rider (ICC14-R-80), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

(d)(xxxiv)	Military Aviation Exclusion Rider (ICC14-R14-100), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

(d)(xxxv)	Aerial Activities Exclusion Rider (ICC14-R14-110), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

(d)(xxxvi)	Racing Activities Exclusion Rider (ICC14-R14-120), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

(e)	Applications.

(e)(i)	Application EV4-200Y (Equitable), incorporated herein by reference to Exhibit No. 1-A(10)(b) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

(e)(ii)	Form of Application (AXAV1-2002), incorporated herein by reference to Exhibit No. 1-A(10)(b)(ii) to Registration Statement on Form S-6, File No. 333-17663, filed on August 9, 2002.

(e)(iii)	Form of Application (AXA301-1), previously filed with this Registration Statement, File No. 333-103199 on November 17, 2003.

(e)(iii)(a)	Revised Form of Application (AXA301-01), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

(e)(iv)	Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

(e)(iv)(a)	Revised Form of Application for Life Insurance (Form AMIGV-2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

(e)(iv)(b)	Revised Form of Application for Life Insurance (Form AMIGV-2009), previously filed with this Registration Statement, File No. 333-103199 on April 21, 2010.

(e)(iv)(c)	Form of Application for Life Insurance (10-100), previously filed with this Registration Statement, File No. 333-103199, on June 17, 2010.

(e)(v)	Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL-SIL ‘02 2005), previously filed with this Registration Statement File No. 333-103199 on April 25, 2007.

(e)(v)(a)	Revised Form of Variable Life Supplement to the Application (Form No. VUL-GV/IL-SIL ‘02 2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

(e)(vi)	Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL ‘06 2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

(e)(vii)	Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL Opt 2008), previously filed with this Registration Statement, File No. 333-103199 on September 3, 2008.

(e)(viii)	Form of Variable Universal Life Supplement to the Application (180-6006a-rev. 2009), previously filed with this Registration Statement, File No. 333-103199 on April 21, 2010.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(f)(i)(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No. 333-05593), filed on April 24, 2012.

(f)(ii)(a)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

(g)	Reinsurance Contracts.

(g)(i)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(i)(a)

Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(ii)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(iii)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(iii)(a)

Amendment No. 1 effective July 15, 2011 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(iv)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(v)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)	Participation Agreements.

(1)(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9,  2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,  2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1,  2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,  2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1,  2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,  2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1,  2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,  2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29,  2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,  2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(2)(a)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(i)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(ii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(iii)

Amendment No. 3, dated as of April  4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(iv)

Amendment No. 4, dated as of June  1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(v)

Amendment No.  5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(vi)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(vii)

Amendment No.  7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(a)(viii)

Amendment No.  8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May  3, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(a)(ix)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(x)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(xi)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

(a)(xii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(1)(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(2)(b)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(i)

Amendment No. 1 dated as of October  21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May  23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(ii)

Amendment No. 2, dated as of April  18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(iii)

Amendment No. 3, dated as of July  8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(iv)

Amendment No.  4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(v)

Amendment No.  5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

(3)(a)

Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)(i)

Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

(a)(ii)

Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(a)(iii)

Amendment No. 3, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(a)(iv)

Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(a)(v)

Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

(4)(a)

Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

(5)(a)

Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

(6)(a)

Participation Agreement as of July  1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)(i)

Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

(7)(a)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(8)(a)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(a)(i)

Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(ii)

Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(a)(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(iv)

Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(vi)

Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(9)(a)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(10)(a)

Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(11)(a)

Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(a)(ii)

Fourth Amendment dated August 16, 2019 to the Participation Agreement dated July 20, 2005 by and between AXA Equitable Life Insurance Company, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to the Registration Statement filed on Form N-6 (File No. 333-229235) filed on February 18, 2020.

(12)(a)

Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)(i)

Third Amendment dated October 20, 2009 to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(13)(a)

Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)(i)

Amendment No.  1 dated October 13, 2009 to the Participation Agreement, (the “Agreement”) dated August  7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(13)(b)

Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(b)(i)

Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(14)(a)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(i)	Administration Contracts. See (c)(ii),(iii) & (iv).

(j)	Other Material Contracts. Inapplicable.

(k)	Legal Opinion.

(i)	Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

(l)	Actuarial Opinion.

(i)	Opinion and Consent of Brian Lessing, FSA, MAAA, Senior Director - and Actuarial of AXA Equitable, previously filed with this Registration Statement, 333-103199 on April 21, 2017.

(m)	Calculation.

(i)	Sample Calculation for Illustrations, previously filed with this Registration Statement, 333-103199 on April 21, 2017.

(n)	Other Opinions.

(i)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(ii)	Powers of Attorney, filed herewith.

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption.

(i)

Description of Equitable’s Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, incorporated herein by reference to Exhibit No. 8 to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

+	State variations not included

Item 27.	Directors and Officers of the Depositor.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
Blue Marble Microinsurance
100 Avenue of the Americas
New York, NY 10013

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Director and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

*Marine de Boucaud	Managing Director and Chief Human Resources Officer

*Kermitt J. Brooks	Senior Executive Director and General Counsel

*Michael B. Healy	Managing Director and Chief Information Officer

*Andrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Associate General Counsel and Chief Compliance Officer

*Cassie Carl-Rohm	Managing Director and Chief Talent Officer

*William Eckert	Managing Director and Chief Accounting Officer

*Kathryn Ferrero	Managing Director and Chief Marketing Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Graham Day	Managing Director

*Ronald Herrmann	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Susan La Vallee	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Caroline O’Connell	Managing Director, Chief Strategy and Customer Experience Officer

*Robin Raju	Managing Director

*Trey Reynolds	Managing Director

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 28.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account FP of AXA Equitable Life Insurance Company (the “Separate Account”) is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”), a publicly traded company.

Set forth below is the subsidiary chart for the Holding Company:

(b) The Equitable Holdings, Inc. - Subsidiary Organization Chart Q4-2019 is incorporated herein by reference to Exhibit 26(a) of Registration Statement (File No. 2-30070) on Form N-4, filed April 21, 2020.

Item 29.	Indemnification

(a)	Indemnification of Directors and Officers

The by-laws of the AXA Equitable Life Insurance Company (“AXA Equitable”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees.

(a)	To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters

(a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of Equitable America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i)	AXA ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Nicholas B. Lane	Director

*Adam Coe	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Compliance Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Nicholas J. Gismondi	Vice President and Controller

*James O’Boyle	Senior Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii)    AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Ronald Herrmann	Director and Executive Vice President

*Michael B. Healy	Executive Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*David Kahal	Senior Vice President

*Graham Day	Senior Vice President

*Brett Ford	Senior Vice President

*Trey Reynolds	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Nicholas Gismondi	Vice President. Chief Financial Officer & Principal Financial Officer and Principal Operating Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Timothy Jaeger	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*Page W. Long	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Sarah Vita	Vice President

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)	The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 31.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 32.	Management Services

Not applicable.

Item 33.	Representation Regarding Reasonableness of Aggregate Policy Fees and Charges

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 22nd day of April, 2020.

SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE
INSURANCE COMPANY (REGISTRANT)

By:	AXA EQUITABLE LIFE INSURANCE COMPANY
(DEPOSITOR)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 22nd day of April, 2020.

AXA EQUITABLE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Chief Accounting Officer

*DIRECTORS:

Daniel G. Kaye	Kristi Matus	George Stansfield
Joan Lamm-Tennant	Charles G.T. Stonehill	Ramon de Oliveira
	Mark Pearson	Bertram Scott

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
April 22, 2020